UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

Statement Regarding the Trust’s Liquidity Risk Management Program Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,004.10	$4.09	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,020.79	$4.12	0.82%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Foreign Bonds	67.6%

Yankee Dollars	17.3

Corporate Bonds	5.6

Commercial Paper	4.3

Certificates of Deposit	3.8

Unaffiliated Investment Companies	1.5

U.S. Treasury Obligations	1.3

Total Investment Securities	101.4

Net other assets (liabilities)	(1.4)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (5.6%):
Consumer Finance (0.1%):
$200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	$226,894
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	303,997

		530,891

Diversified Financial Services (0.7%):
2,400,000	Berkshire Hathaway, Inc., 0.63%, 1/17/23, Callable 11/17/22 @ 100	2,732,357

Food & Staples Retailing (0.3%):
1,000,000	Walmart, Inc., 1.90%, 4/8/22, Callable 1/8/22 @ 100	1,157,030

Food Products (0.2%):
799,000	Nestle Holdings, Inc., 1.88%, 3/9/21	805,975

Household Products (1.4%):
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,512,700

Industrial Conglomerates (0.6%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,090,397
200,000	3M Co., Series E, 0.95%, 5/15/23	231,217

		2,321,614

Pharmaceuticals (1.5%):
750,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	849,068
4,521,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	5,099,337

		5,948,405

Software (0.1%):
250,000	Oracle Corp., Series E, 2.25%, 1/10/21, MTN	283,932

Technology Hardware, Storage & Peripherals (0.7%):
500,000	Apple, Inc., 1.49% (US0003M+113 bps), 2/23/21	503,474
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,306,285

		2,809,759

Total Corporate Bonds (Cost $23,114,049)		22,102,663

Foreign Bonds (67.6%):
Banks (16.5%):
500,000	Australia & New Zealand Banking Group, Ltd., 0.98%(BBSW3M+88bps), 2/8/22, MTN+	348,091
500,000	Australia & New Zealand Banking Group, Ltd., 1.10%(BBSW3M+100bps), 3/7/22, MTN+	348,874
3,000,000	Australia & New Zealand Banking Group, Ltd., 0.90%(BBSW3M+76bps), 1/16/25, MTN+	2,082,774
1,000,000	Bank of Montreal, 0.87%(BBSW3M+77bps), 9/7/21, MTN+	692,174
1,000,000	Bank of Montreal, 1.61%, 10/28/21+	743,826
2,000,000	Bank of Montreal, 1.09%(BBSW3M+99bps), 9/7/23, MTN+	1,387,578
500,000	Bank of Nova Scotia, 0.38%, 4/6/22, MTN+	563,164
3,200,000	Canadian Imperial Bank of Commerce, 1.90%, 4/26/21+	2,382,178
450,000	Canadian Imperial Bank of Commerce, 0.75%, 3/22/23+	514,824
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,135,505
1,000,000	Commonwealth Bank of Australia, 0.99%(BBSW3M+88bps), 7/25/22, MTN+	697,128

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	$2,934,324
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,383,949
1,000,000	DBS Bank, Ltd./Australia, 0.73%(BBSW3M+63bps), 9/13/22, MTN+	690,802
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,262,594
5,200,000	Dexia Credit Local SA, 0.25%, 6/1/23, MTN+	5,930,097
500,000	Euroclear Bank SA, 0.25%, 9/7/22, MTN+	563,922
405,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	511,939
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,417,738
500,000	National Australia Bank, Ltd., 1.14%(BBSW3M+90bps), 7/5/22, MTN+	348,605
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	566,489
1,000,000	National Australia Bank, Ltd., 0.90%(BBSW3M+80bps), 2/10/23, MTN+	696,328
2,500,000	National Australia Bank, Ltd., 1.03%(BBSW3M+93bps), 9/26/23, MTN+	1,747,925
2,000,000	National Australia Bank, Ltd., 0.90%(BBSW3M+77bps), 1/21/25, MTN+	1,389,151
10,930,000	Nordic Investment Bank, 1.38%, 7/15/20, MTN+	1,136,431
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,453,857
1,000,000	Oversea-Chinese Banking Corp., Ltd./Sydney, 0.84%(BBSW3M+60bps), 10/6/20, MTN+	690,436
3,500,000	Royal Bank of Canada, 2.03%, 3/15/21+	2,603,728
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,487,216
4,400,000	State of North Rhine-Westphalia Germany, 0.68%(BP0003M+6bps), 10/29/21, MTN+	5,445,312
1,800,000	State of North Rhine-Westphalia Germany, 0.00%, 12/5/22+	2,040,957
1,667,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	1,910,659
475,000	State of North Rhine-Westphalia Germany, 0.13%, 3/16/23+	541,067
1,000,000	State of North Rhine-Westphalia Germany, 0.20%, 4/17/23+	1,141,987
2,318,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	2,615,461
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,185,845
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,269,903
4,000,000	Toronto-Dominion Bank (The), 2.62%, 12/22/21+	3,023,899
600,000	Toronto-Dominion Bank (The), 1.18%(BBSW3M+100bps), 7/10/24+	410,060
2,500,000	United Overseas Bank, Ltd./Sydney, 0.64%(BBSW3M+53bps), 7/25/22, MTN+	1,722,997
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	338,276
500,000	Westpac Banking Corp., 1.21%(BBSW3M+111bps), 2/7/22, MTN+	349,354
1,000,000	Westpac Banking Corp., 1.05%(BBSW3M+95bps), 11/16/23, MTN+	699,798

		64,407,222

See accompanying notes to the financial statements.

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Capital Markets (0.4%):
$300,000	FMS Wertmanagement, 1.13%, 9/7/23+	$381,671
1,000,000	International Finance Corp., 0.31%(SONIA+25bps), 1/18/22+	1,239,429

		1,621,100

Consumer Finance (2.4%):
1,000,000	Toyota Credit Canada, Inc., 2.20%, 2/25/21+	742,353
5,368,000	Toyota Finance Australia, Ltd., 0.27%, 4/9/21, MTN+	6,017,781
1,355,000	Toyota Finance Australia, Ltd., Series E, 0.50%, 4/6/23, MTN+	1,528,852
905,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+	1,016,611

		9,305,597

Diversified Consumer Services (0.0%†):
111,000	Deutsche Bahn Finance GMBH, 0.07%(EUR003M+30bps), 7/23/20, MTN+	124,713

Diversified Financial Services (27.5%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,133,236
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,717,059
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,445,165
6,081,000	Asian Development Bank, 0.20%, 5/25/23+	6,946,611
400,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	501,664
1,600,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,826,533
500,000	Berkshire Hathaway, Inc., 0.75%, 3/16/23, Callable 12/16/22 @ 100+	571,207
1,500,000	BNG Bank NV, 1.13%, 5/24/21, MTN+	1,872,803
6,334,000	BNG Bank NV, 0.05%, 7/11/23, MTN+	7,203,390
390,000	Caisse d’Amortissement de la Dette Sociale, 3.75%, 10/25/20+	443,772
1,550,000	Caisse d’Amortissement de la Dette Sociale, 3.38%, 4/25/21, MTN+	1,794,650
400,000	Caisse d’Amortissement de la Dette Sociale, Series E, 0.50%, 5/25/23, MTN+	460,899
5,600,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 10/25/23+	6,400,350
700,000	Caisse des Depots et Consignations, Series E, 1.00%, 1/25/21, MTN+	870,757
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	461,484
750,000	Council Of Europe Development Bank, 0.13%, 5/25/23, MTN+	856,558
258,000	European Bank for Reconstruction & Development, 0.31%(SONIO/N+25bps), 2/27/23, MTN+	319,360
4,832,000	European Bank for Reconstruction & Development, Series G, 0.52%(SONIO/N+30bps), 2/28/24, MTN+	5,985,509
1,900,000	European Financial Stability Facility, 0.13%, 10/17/23, MTN+	2,180,704
23,800,000	European Investment Bank, Series E, 1.50%, 5/12/22, MTN+	2,523,501

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$1,600,000	European Investment Bank, 1.00%(SONIO/N+35bps), 6/29/23, MTN+	$1,988,240
4,167,000	European Investment Bank, 0.37%(SONIO/N+31bps), 1/15/25, MTN+	5,171,929
8,586,000	European Stability Mechanism, 0.10%, 7/31/23+	9,825,842
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	505,708
846,000	Kommunekredit, 0.13%, 8/28/23, MTN+	965,266
87,940,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	9,479,010
15,600,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	1,703,957
1,500,000	Kommuninvest I Sverige AB, 1.00%, 11/13/23, MTN+	165,678
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	250,326
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,858,159
3,091,000	Nederlandse Waterschapsbank NV, 0.13%, 9/25/23, MTN+	3,532,175
500,000	Nestle Finance International, Ltd., Series E, 0.75%, 11/8/21, MTN+	567,348
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	583,694
500,000	NRW.Bank, 0.13%, 3/10/23+	569,179
5,850,000	NRW.Bank, 0.13%, 7/7/23+	6,671,689
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,318,686
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	798,762
1,640,000	Shell International Finance BV, 1.63%, 3/24/21, MTN+	1,865,711
1,500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	1,693,451
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,073,994
1,400,000	Total Capital Canada, Ltd., 1.88%, 7/9/20, MTN+	1,573,083
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	685,631
900,000	Total Capital International SA, 0.25%, 7/12/23+	1,015,211

		108,377,941

Food Products (0.2%):
500,000	Nestle Holdings, Inc., 1.75%, 12/9/20, MTN+	622,626

Independent Power and Renewable Electricity Producers (0.2%):
500,000	Tennessee Valley Authority, 5.35%, 6/7/21+	646,729

Insurance (1.3%):
1,200,000	UNEDIC ASSEO, 0.00%, 11/25/20, MTN+	1,349,773
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	679,726
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	3,001,296

		5,030,795

Oil, Gas & Consumable Fuels (1.5%):
500,000	Equinor ASA, Series E, 2.00%, 9/10/20, MTN+	563,866
2,147,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,466,632
1,150,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,314,564
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,488,964

		5,834,026

Pharmaceuticals (3.8%):
750,000	Novartis Finance SA, 0.75%, 11/9/21+	852,328

See accompanying notes to the financial statements.

3

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Pharmaceuticals, continued
$2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	$2,283,436
500,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	571,561
300,000	Sanofi, Series E, 0.00%, 3/21/22, Callable 2/21/22 @ 100, MTN+	337,480
1,100,000	Sanofi, 0.00%, 9/13/22, Callable 6/13/22 @ 100+	1,236,958
8,300,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	9,458,541

		14,740,304

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	852,407

Sovereign Bond (12.1%):
1,000,000	African Development Bank, 5.25%, 3/23/22, MTN+	745,028
143,000	Asian Development Bank, 0.35%(SONIO/N+29bps), 3/19/24+	176,978
300,000	Bpifrance Financement SA, Series E, 0.10%, 2/19/21+	337,844
4,000,000	European Investment Bank, Series E, 3.50%, 1/14/21+	437,153
1,000,000	Export Development Canada, Series E, 0.53%(SONIO/N+31bps), 5/29/24+	1,237,298
5,925,000	International Bank for Reconstruction & Development, 0.34%(SONIO/N+27bps), 5/15/24+	7,325,339
500,000	Kommunalbanken AS, Series E, 1.50%, 12/15/23, MTN+	644,139
11,000,000	Province of British Columbia Canada, 3.70%, 12/18/20+	8,235,980
7,000,000	Province of Manitoba Canada, 1.55%, 9/5/21+	5,228,908
450,000	Province of Manitoba Canada, 1.50%, 12/15/22+	571,798
12,500,000	Province of Ontario Canada, 0.93%(CDOR03+26bps), 10/27/21+	9,258,968
10,000,000	Province of Quebec Canada, 4.50%, 12/1/20+	7,495,359
950,000	Province of Quebec Canada, 0.88%, 5/24/22+	1,187,050
2,000,000	Province of Quebec Canada, 1.11%(CDOR03+40.500000000000bps), 10/13/24+	1,496,759
500,000	Swedish Export Credit AB, Series E, 1.38%, 12/15/23, MTN+	640,578
1,500,000	Swedish Exportkredit AB, 0.63%, 12/7/20, MTN+	1,861,373

		46,880,552

Transportation Infrastructure (1.5%):
3,293,000	Oebb-Infrastruktur AG, Series E, 3.50%, 10/19/20, MTN+	3,742,363
2,000,000	SNCF Reseau, 0.10%, 5/27/21+	2,255,148

		5,997,511

Total Foreign Bonds (Cost $270,214,738)		264,441,523

Yankee Dollars (17.3%):
Banks (1.9%):
1,250,000	Bank of Nova Scotia, Series B, 1.58% (US0003M+44 bps), 4/20/21	1,253,149
447,000	Bank of Nova Scotia, 2.70%, 3/7/22	463,697
1,750,000	Dexia Credit Local SA, 0.65% (US0003M+32 bps), 9/4/20	1,750,385

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$1,000,000	Dexia Credit Local SA, 1.16% (US0003M+32 bps), 9/29/20	$1,000,470
3,000,000	Oesterreichische Kontrollbank AG, 0.37% (US0003M+1 bps), 11/22/21	2,999,254

		7,466,955

Capital Markets (1.0%):
4,000,000	International Finance Corp., 0.49% (US0003M+18 bps), 12/15/21, MTN	4,011,276

Diversified Financial Services (8.6%):
600,000	Caisse des Depots et Consignations, 1.54% (US0003M+9 bps), 10/2/20, MTN	601,776
2,000,000	EUROFIMA, 0.48% (US0003M+9 bps), 11/15/21	2,007,060
3,800,000	EUROFIMA, 0.41% (US0003M+10 bps), 3/11/22, MTN	3,799,430
1,792,000	European Bank For Reconstruction & Deveploment, 0.35% (SOFR+26 bps), 8/19/22, MTN	1,791,614
1,300,000	European Investment Bank, 0.36% (SOFR+28 bps), 3/5/24	1,299,037
2,000,000	Kommunalbanken AS, 1.26% (US0003M+4 bps), 4/15/21	2,000,024
1,000,000	Kommunalbanken AS, 0.45% (US0003M+13 bps), 9/8/21(b)	1,000,389
6,000,000	Kommunalbanken AS, 0.44% (US0003M+8 bps), 2/24/22(b)	5,995,170
2,000,000	Kuntarahoitus Oyj, 1.00% (US0003M+1 bps), 10/26/20	2,000,980
1,500,000	Kuntarahoitus Oyj, 0.44% (US0003M+5 bps), 2/17/21	1,500,150
3,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.43% (US0003M+12 bps), 9/27/21, MTN	2,995,740
3,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.46% (SOFR+35 bps), 3/15/22, MTN	3,001,020
5,000,000	Nederlandse Waterschapsbank NV, 0.38% (US0003M+7 bps), 12/15/21(b)	4,999,700
650,000	Total Capital International SA, 2.88%, 2/17/22	673,563

		33,665,653

Oil, Gas & Consumable Fuels (0.2%):
710,000	Shell International Finance BV, 2.38%, 8/21/22	736,980

Sovereign Bond (5.6%):
2,000,000	African Development Bank, 0.32% (US0003M+1 bps), 12/15/21, MTN	1,998,116
2,000,000	Agence Francaise de Developpement EPIC, 0.44% (US0003M+12 bps), 6/7/21, MTN	2,000,040
3,630,000	Asian Development Bank, 0.51% (US0003M+19 bps), 6/16/21, MTN	3,635,764
50,000	Inter-American Development Bank, 1.42% (US0003M+20 bps), 7/15/21, MTN	50,095
537,000	Inter-American Development Bank, 1.22% (US0003M ), 1/15/22	536,674
4,000,000	Inter-American Development Bank, 0.36% (SOFR+26 bps), 9/16/22	3,994,792
4,000,000	Inter-American Invest Corp., 1.40% (US0003M+9 bps), 10/12/21, MTN	3,999,159

See accompanying notes to the financial statements.

4

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$839,000	International Bank For Reconstruction & Development, 0.49% (SOFR+39 bps), 6/17/24	$838,877
2,000,000	International Bank For Reconstruction & Development, 0.38% (SOFR+30 bps), 8/6/24	1,986,102
2,000,000	Swedish Export Credit AB, 1.34% (US0003M+12 bps), 7/15/21	2,001,460
1,000,000	Swedish Export Credit AB, Series E, 0.43% (US0003M+12 bps), 12/13/21, MTN	1,000,580

		22,041,659

Total Yankee Dollars (Cost $67,846,553)		67,922,523

U.S. Treasury Obligation (1.3%):
U.S. Treasury Notes (1.3%):
5,000,000	0.26%(USBMMY3M+11bps), 4/30/22	5,003,338

Total U.S. Treasury Obligation (Cost $5,002,129)		5,003,338

Certificates of Deposit (3.8%):
5,000,000	Oversea-Chinese Banking Corp., Ltd., 0.65%, 7/22/20(a)	5,001,465
1,000,000	Oversea-Chinese Banking Corp., Ltd., 0.33%, 10/22/20	1,000,207
5,000,000	Svenska Handelsbanken AB, 0.55%, 5/11/21(b)	5,001,645
4,000,000	Toronto Dominion Bank NY, 0.58%, 5/7/21	4,002,472

Total Certificates of Deposit (Cost $15,000,000)		15,005,789

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Commercial Paper (4.3%):
$1,000,000	Exxon Mobil Corp., 0.41%(a)	$997,515
10,000,000	Exxon Mobil Corp., 0.40%(a)	9,975,980
3,000,000	Shell International Finance BV(a)(b)	2,985,534
2,000,000	Nederlandse Waterschapsbank NV, 0.19%(a)(b)	1,999,518
1,000,000	Oversea-Chinese Banking Corp., Ltd., 0.24%(b)	1,000,004

Total Commercial Paper (Cost $16,959,164)		16,958,551

Unaffiliated Investment Companies (1.5%):
Money Markets (1.5%):
5,919,010	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(a)	5,919,010

Total Unaffiliated Investment Companies (Cost $5,919,010)		5,919,010

Total Investment Securities (Cost $404,055,643) — 101.4%		397,353,397
Net other assets (liabilities) — (1.4)%		(5,342,860)

Net Assets — 100.0%		$392,010,537

Percentages indicated are based on net assets as of June 30, 2020.

BP0003M—3 Month GBP LIBOR

CDOR03—Canadian Dollar LIBOR Rate

EUR003M—3 Month EUR LIBOR

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Interbank Average Rate

US0003M—3 Month US Dollar LIBOR

USBMMY3M—3 Month Treasury Bill Rate

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2020.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

5

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2020:

(Unaudited)

Country	Percentage

Australia	5.5%
Austria	2.1%
Belgium	0.1%
Canada	14.0%
Denmark	0.2%
Finland	2.7%
France	11.9%
Germany	6.3%
Luxembourg	1.6%
Netherlands	9.7%
New Zealand	1.6%
Norway	3.1%
Singapore	2.1%
Supernational	18.9%
Sweden	7.1%
United Kingdom	0.2%
United States	12.9%

100.0%

Forward Currency Contracts

At June 30, 2020, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	634,738	British Pound	504,984	BNY Mellon	7/1/20	$9,115
U.S. Dollar	166,590	British Pound	133,617	State Street	7/1/20	1,052
U.S. Dollar	754,480	British Pound	607,552	State Street	7/1/20	1,786
U.S. Dollar	644,637	British Pound	514,058	State Street	7/1/20	7,773
U.S. Dollar	749,552	British Pound	594,387	State Street	7/1/20	13,168
U.S. Dollar	1,930,309	British Pound	1,519,915	Bank of America	7/6/20	47,240
U.S. Dollar	255,882	British Pound	205,090	BNY Mellon	7/6/20	1,790
U.S. Dollar	12,748,378	British Pound	10,255,408	Citigroup	7/6/20	42,643
British Pound	7,449,468	U.S. Dollar	9,187,686	State Street	7/6/20	41,685
U.S. Dollar	2,624,393	British Pound	2,050,323	State Street	7/14/20	84,093
Swedish Krona	5,402,158	U.S. Dollar	547,153	State Street	7/15/20	32,923
Swedish Krona	8,512,448	U.S. Dollar	867,440	State Street	7/15/20	46,614
European Euro	1,529,345	U.S. Dollar	1,682,593	Citigroup	7/17/20	36,139
Danish Krone	10,792,543	U.S. Dollar	1,606,971	Bank of America	7/20/20	21,179
Danish Krone	18,450,203	U.S. Dollar	2,722,598	Bank of America	7/20/20	60,778
Danish Krone	7,606,757	U.S. Dollar	1,115,064	Bank of America	7/20/20	32,482
Danish Krone	4,963,750	U.S. Dollar	719,381	Bank of America	7/20/20	29,445
Danish Krone	2,044,630	U.S. Dollar	299,192	Bank of America	7/20/20	9,259
Danish Krone	9,716,035	U.S. Dollar	1,420,075	Bank of America	7/20/20	45,675
Danish Krone	2,700,469	U.S. Dollar	406,804	Barclays Bank	7/20/20	586
U.S. Dollar	6,003,553	Canadian Dollar	8,142,488	BNY Mellon	7/20/20	4,519
Danish Krone	5,294,278	U.S. Dollar	770,272	Citigroup	7/20/20	28,417
Danish Krone	4,316,006	U.S. Dollar	650,585	State Street	7/20/20	523
U.S. Dollar	2,249,181	Canadian Dollar	3,043,696	State Street	7/20/20	6,718
U.S. Dollar	9,184,569	Australian Dollar	13,241,013	Citigroup	7/21/20	48,476
U.S. Dollar	2,095,602	Australian Dollar	3,021,140	State Street	7/21/20	11,062
European Euro	1,102,359	U.S. Dollar	1,223,712	Bank of America	7/30/20	15,520
European Euro	100,154	U.S. Dollar	111,567	Bank of America	7/30/20	1,023
U.S. Dollar	5,576,202	European Euro	4,910,168	State Street	7/30/20	56,368
U.S. Dollar	1,310,059	European Euro	1,158,450	BNY Mellon	7/31/20	7,743

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	621,419	European Euro	543,980	BNY Mellon	7/31/20	$9,883
European Euro	979,915	U.S. Dollar	1,099,359	Citigroup	7/31/20	2,250
U.S. Dollar	3,736,444	Norwegian Krone	35,462,257	Citigroup	8/3/20	49,757

						$807,684

U.S. Dollar	334,494	British Pound	271,113	State Street	7/6/20	$(1,397)
U.S. Dollar	1,270,106	British Pound	1,030,451	State Street	7/6/20	(6,551)
U.S. Dollar	1,863,446	British Pound	1,512,639	State Street	7/6/20	(10,608)
U.S. Dollar	34,013,161	British Pound	27,910,348	Citigroup	7/14/20	(567,068)
U.S. Dollar	12,403,621	Swedish Krona	123,858,355	Bank of America	7/15/20	(896,105)
U.S. Dollar	66,270,056	European Euro	60,921,569	Bank of America	7/17/20	(2,195,768)
European Euro	2,073,394	U.S. Dollar	2,336,290	BNY Mellon	7/17/20	(6,136)
U.S. Dollar	26,693,644	Canadian Dollar	37,952,863	Bank of America	7/20/20	(1,268,385)
U.S. Dollar	1,492,204	Canadian Dollar	2,035,873	BNY Mellon	7/20/20	(7,739)
U.S. Dollar	9,590,614	Danish Krone	65,884,671	State Street	7/20/20	(348,672)
U.S. Dollar	3,612,006	Canadian Dollar	5,009,342	State Street	7/20/20	(78,661)
U.S. Dollar	1,043,767	Australian Dollar	1,516,982	Bank of America	7/21/20	(2,927)
U.S. Dollar	1,397,778	Australian Dollar	2,039,201	Bank of America	7/21/20	(9,239)
U.S. Dollar	348,738	Australian Dollar	508,388	BNY Mellon	7/21/20	(2,042)
U.S. Dollar	689,144	Australian Dollar	1,004,595	State Street	7/21/20	(4,011)
U.S. Dollar	349,662	Australian Dollar	507,350	State Street	7/21/20	(402)
U.S. Dollar	29,449,274	European Euro	26,695,626	Citigroup	7/30/20	(560,985)
European Euro	475,241	U.S. Dollar	535,806	Bank of America	7/31/20	(1,545)
European Euro	154,518	U.S. Dollar	174,130	Bank of America	7/31/20	(423)
U.S. Dollar	66,630,391	European Euro	59,882,959	BNY Mellon	7/31/20	(689,334)
European Euro	652,543	U.S. Dollar	740,920	Citigroup	7/31/20	(7,339)
U.S. Dollar	2,902,244	British Pound	2,353,756	State Street	8/11/20	(14,459)

						$(6,679,796)

Total Net Forward Currency Contracts						$(5,872,112)

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts

	Unrealized Appreciation	Unrealized Depreciation

Forward currency contracts	$807,684	$(6,679,796)

See accompanying notes to the financial statements.

7

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$404,055,643

Investment securities, at value	$397,353,397
Cash	5,904
Interest and dividends receivable	938,692
Foreign currency, at value (cost $189,066)	190,210
Unrealized appreciation on forward currency contracts	807,684
Receivable for capital shares issued	1,503
Receivable for investments sold	3,265,663
Prepaid expenses	783

Total Assets	402,563,836

Liabilities:
Unrealized depreciation on forward currency contracts	6,679,796
Payable for investments purchased	3,597,774
Payable for capital shares redeemed	25
Manager fees payable	159,781
Administration fees payable	4,579
Distribution fees payable	79,890
Custodian fees payable	11,816
Administrative and compliance services fees payable	701
Transfer agent fees payable	1,053
Trustee fees payable	4,410
Other accrued liabilities	13,474

Total Liabilities	10,553,299

Net Assets	$392,010,537

Net Assets Consist of:
Paid in capital	$396,691,715
Total distributable earnings	(4,681,178)

Net Assets	$392,010,537

Shares of beneficial interest (unlimited number of shares authorized, no par value)	39,757,431
Net Asset Value (offering and redemption price per share)	$9.86

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$1,181,713
Dividends	21,521
Income from securities lending	162

Total Investment Income	1,203,396

Expenses:
Manager fees	1,180,742
Administration fees	68,753
Distribution fees	491,977
Custodian fees	29,034
Administrative and compliance services fees	3,259
Transfer agent fees	2,535
Trustee fees	10,273
Professional fees	9,121
Shareholder reports	5,398
Other expenses	3,776

Total expenses before reductions	1,804,868
Less expenses voluntarily waived/reimbursed by the Manager	(196,788)

Net expenses	1,608,080

Net Investment Income/(Loss)	(404,684)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	(11,630,303)
Net realized gains/(losses) on forward currency contracts	16,644,044
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(1,715,573)
Change in net unrealized appreciation/depreciation on forward currency contracts	(923,514)

Net realized and Change in net unrealized gains/losses on investments	2,374,654

Change in Net Assets Resulting From Operations	$1,969,970

See accompanying notes to the financial statements.

8

AZL DFA Five-Year Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(404,684)	$526,595
Net realized gains/(losses) on investments	5,013,741	14,211,856
Change in unrealized appreciation/depreciation on investments	(2,639,087)	987,038

Change in net assets resulting from operations	1,969,970	15,725,489

Distributions to Shareholders:
Distributions	—	(24,665,739)

Change in net assets resulting from distributions to shareholders	—	(24,665,739)

Capital Transactions:
Proceeds from shares issued	44,071,230	12,381,360
Proceeds from dividends reinvested	—	24,665,739
Value of shares redeemed	(88,314,227)	(54,717,556)

Change in net assets resulting from capital transactions	(44,242,997)	(17,670,457)

Change in net assets	(42,273,027)	(26,610,707)
Net Assets:
Beginning of period	434,283,564	460,894,271

End of period	$392,010,537	$434,283,564

Share Transactions:
Shares issued	4,483,333	1,218,558
Dividends reinvested	—	2,514,346
Shares redeemed	(8,954,434)	(5,333,251)

Change in shares	(4,471,101)	(1,600,347)

See accompanying notes to the financial statements.

9

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.82		$10.06	$10.00	$9.96	$9.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(b)	0.01 (b)	0.06	0.11	0.11	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.05		0.34	0.06	0.05	0.02	(0.15)

Total from Investment Activities	0.04		0.35	0.12	0.16	0.13	(0.09)

Distributions to Shareholders From:
Net Investment Income	—		(0.59)	(0.06)	(0.12)	(0.08)	—

Total Dividends	—		(0.59)	(0.06)	(0.12)	(0.08)	—

Net Asset Value, End of Period	$9.86		$9.82	$10.06	$10.00	$9.96	$9.91

Total Return(c)	0.41	%(d)	3.50%	1.17%	1.57%	1.28%	(0.90	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$392,011		$434,284	$460,894	$506,088	$482,830	$517,049
Net Investment Income/(Loss)(e)	(0.21)%		0.12%	0.45%	1.11%	1.01%	0.90%
Expenses Before Reductions(e)(f)	0.92%		0.92%	0.91%	0.90%	0.90%	0.91%
Expenses Net of Reductions (e)	0.82%		0.82%	0.81%	0.80%	0.80%	0.81%
Portfolio Turnover Rate	38	%(d)	35%	69%	83%	52%	127	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services - Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $16 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had no open securities lending transactions as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2020, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $30.7 million, the monthly average notional amount for short contracts was $346.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	$807,684	Unrealized depreciation on forward currency contracts	$6,679,796

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	$16,644,044	$(923,514)

12

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2020. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020.

As of June 30, 2020, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$807,684	$6,679,796

Total derivative assets and liabilities in the Statement of Assets and Liabilities	807,684	6,679,796
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(33,050)	(705,251)

Total assets and liabilities subject to a MNA	$774,634	$5,974,545

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2020:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

Bank of America	$262,601	$(262,601)	$—	$—	$—
Barclays Bank	586	—	—	—	586
Citigroup	207,682	(207,682)	—	—	—
State Street	303,765	(303,765)	—	—	—

Total	$774,634	$(774,048)	$—	$—	$586

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2020:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$4,374,392	$(262,601)	$—	$—	$4,111,791
Citigroup	1,135,392	(207,682)	—	—	927,710
State Street	464,761	(303,765)	—	—	160,996

Total	$5,974,545	$(774,048)	$—	$—	$5,200,497

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

13

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,692 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

14

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Corporate Bonds+	$—	$22,102,663	$—	$22,102,663
Foreign Bonds+	—	264,441,523	—	264,441,523
Yankee Dollars+	—	67,922,523	—	67,922,523
U.S. Treasury Obligations	—	5,003,338	—	5,003,338
Certificates of Deposit	—	15,005,789	—	15,005,789
Commercial Paper	—	16,958,551	—	16,958,551
Unaffiliated Investment Companies	5,919,010	—	—	5,919,010

Total Investment Securities	5,919,010	391,434,387	—	397,353,397

Other Financial Instruments:*
Forward Currency Contracts	—	(5,872,112)	—	(5,872,112)

Total Investments	$5,919,010	$385,562,275	$—	$391,481,285

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally presented in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Five-Year Global Fixed Income Fund	$122,211,272	$157,533,276

For the period ended June 30, 2020, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL DFA Five-Year Global Fixed Income Fund	$18,993,316	$25,506,139

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments

15

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $442,904,981. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$2,788,293
Unrealized (depreciation)	(7,772,791)

Net unrealized appreciation/(depreciation)	$(4,984,498)

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2019, the Fund utilized $99,873 in CLCFs to offset capital gains.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL DFA Five-Year Global Fixed Income Fund	$3,436,105	$5,579,865	$9,015,970

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Five-Year Global Fixed Income Fund	$24,665,739	$—	$24,665,739

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Five-Year Global Fixed Income Fund	$9,025,087	$–	$(9,015,970)	$(5,288,537)	$(5,279,420)

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of currency contracts and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 35

Statement of Operations Page 35

Statements of Changes in Net Assets Page 36

Financial Highlights Page 37

Notes to the Financial Statements Page 38

Other Information Page 43

Statement Regarding the Trust’s Liquidity Risk Management Program Page 44

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA International Core Equity Fund	$1,000.00	$859.20	$5.27	1.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA International Core Equity Fund	$1,000.00	$1,019.19	$5.72	1.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	18.8%

Consumer Discretionary	13.8

Financials	13.8

Materials	11.1

Consumer Staples	8.7

Health Care	8.7

Information Technology	7.3

Communication Services	6.2

Energy	4.7

Utilities	3.5

Real Estate	2.7

Total Common Stocks and Preferred Stocks	99.3

Rights	— †

Warrant	— †

Short-Term Securities Held as Collateral for Securities on Loan	0.9

Total Investment Securities	100.2

Net other assets (liabilities)	(0.2)

Net Assets	100.0%

†	Represents less than 0.05%.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (0.9%):
4,047	Airbus SE*	$287,955
982	Avon Rubber plc	39,141
44,779	BAE Systems plc	267,796
6,187	CAE, Inc.	100,366
3,081	Chemring Group plc	9,224
15	Dassault Aviation SA*	13,810
504	Elbit Systems, Ltd.	69,420
89	Facc AG	644
401	FMS Enterprises Migun, Ltd.	9,655
2,535	Heroux-Devtek, Inc.*	19,012
1,604	Kongsberg Gruppen ASA	22,503
9,452	Leonardo SpA	62,530
1,132	LISI*	23,505
20,980	Meggitt plc	76,362
2,059	MTU Aero Engines AG*	355,821
19,005	QinetiQ Group plc	69,958
22,913	Rolls-Royce Holdings plc	80,864
2,553	Saab AB*	63,651
2,582	Safran SA*	258,262
20,156	Senior plc	17,494
25,500	Singapore Technologies Engineering, Ltd.	60,526
1,841	Thales SA	148,489
3,264	Ultra Electronics Holdings plc	80,730

		2,137,718

Air Freight & Logistics (0.5%):
31,587	Bollore, Inc.	99,058
6,117	BPOST SA	41,193
1,400	Chuo Warehouse Co., Ltd.	12,823
2,399	Cia de Distribucion Integral Logista Holdings SA	44,683
6,355	CTT-Correios de Portugal SA*	15,054
10,513	Deutsche Post AG*	383,479
5,994	Freightways, Ltd.	27,934
73	ID Logistics Group*	14,133
37,500	Kerry Network, Ltd.	49,789
2,300	Kintetsu World Express, Inc.	39,747
1,800	Konoike Transport Co., Ltd.	19,414
1,541	Mainfreight, Ltd.	39,438
1,800	Mitsui-Soko Holdings Co., Ltd.	24,901
1,146	Oesterreichische Post AG^	37,896
27,139	PostNL NV	58,210
35,743	Royal Mail plc	80,610
900	SBS Holdings, Inc.	18,517
1,500	SG Holdings Co., Ltd.	48,947
27,700	Singapore Post, Ltd.	15,334
5,312	Wincanton plc	12,235
36	XPO Logistics Europe SADIR*	9,318
3,700	Yamato Holdings Co., Ltd.	79,988
1,600	Yasuda Logistics Corp.	13,885

		1,186,586

Airlines (0.3%):
2,930	Air Canada*	36,588
13,467	Air France-KLM*^	60,869
26,921	Air New Zealand, Ltd.	23,104
1,200	ANA Holdings, Inc.^	27,295
35,046	Cathay Pacific Airways, Ltd.	33,920
6,945	Dart Group plc	72,150

Shares		Fair Value
Common Stocks, continued
Airlines, continued
9,717	Deutsche Lufthansa AG, Registered Shares*	$97,370
4,978	easyJet plc	41,858
28,658	El Al Israel Airlines*	4,753
1,728	Exchange Income Corp.	34,053
13,156	International Consolidated Airlines Group SA	36,114
4,400	Japan Airlines Co., Ltd.	79,322
24,091	Qantas Airways, Ltd.	63,094
6,028	Qantas Airways, Ltd.*	15,787
18,011	SAS AB*^	15,010
53,500	Singapore Airlines, Ltd.	144,333

		785,620

Auto Components (2.2%):
1,000	Aisan Industry Co., Ltd.	4,908
2,900	Aisin Sieki Co., Ltd.	84,523
7,300	Akebono Brake Industry Co., Ltd.*	11,591
1,027	Akwel	16,620
2,314	Arb Corp., Ltd.	28,968
266	Autoneum Holding AG*	25,947
8,806	Brembo SpA*	81,232
12,900	Bridgestone Corp.	415,117
1,647	Bulten AB*	9,433
11	Burelle SA	6,668
3,874	CIE Automotive SA	67,890
6,803	Compagnie Generale des Establissements Michelin SCA, Class B*	704,705
2,623	Continental AG*	256,179
2,800	Daido Metal Co., Ltd.	14,264
2,400	Daikyonishikawa Corp.	10,713
2,000	Denso Corp.	78,034
14,686	Dometic Group AB(a)	131,513
1,800	Eagle Industry Co., Ltd.	12,025
673	Edag Engineering Group AG*	4,916
1,724	ElringKlinger AG*	10,249
1,700	Exedy Corp.	25,246
4,410	Faurecia SA*	171,922
2,300	FCC Co., Ltd.	39,393
1,000	F-Tech, Inc.	4,629
4,000	Futaba Industrial Co., Ltd.	16,663
1,400	G-Tekt Corp.	13,532
3,860	Gud Holdings, Ltd.	30,913
2,186	Hella GmbH & Co. KGaA	89,310
1,600	Hi-Lex Corp.	17,690
700	H-One Co., Ltd.	3,591
1,200	Imasen Electric Industrial	8,213
1,800	Kasai Kogyo Co., Ltd.	7,580
2,500	Keihin Corp.	58,462
3,000	Koito Manufacturing Co., Ltd.	120,782
31,203	Kongsberg Automotive ASA*	1,128
1,400	KYB Corp.*	26,173
2,493	Leoni AG*	18,797
3,233	Linamar Corp.	87,411
11,703	Magna International, Inc.	521,134
1,150	Magna Internationl, Inc.	51,222
6,366	Martinrea International, Inc.	48,212
2,000	Mitsuba Corp.*	8,639
3,200	Musashi Seimitsu Industry Co., Ltd.	28,705
4,800	NGK Spark Plug Co., Ltd.	68,780

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
6,600	NHK SPRING Co., Ltd.	$42,752
600	Nichirin Co., Ltd.	7,518
3,600	Nifco, Inc.	76,801
3,300	Nippon Seiki Co., Ltd.	38,702
1,400	Nissin Kogyo Co., Ltd.	28,474
2,700	NOK Corp.	33,404
5,985	Nokian Renkaat OYJ	131,182
800	Ohashi Technica, Inc.	11,375
2,600	Pacific Industrial Co., Ltd.	22,823
1,800	Piolax, Inc.	26,847
13,329	Pirelli & C SpA*(a)	56,448
2,839	Plastic Omnium SA	57,752
6,300	Press Kogyo Co., Ltd.	17,074
3,582	PWR Holdings, Ltd.	11,172
400	Riken Corp.	11,090
4,208	Saf-Holland SA*	24,782
1,600	Sanden Holdings Corp.*	5,095
1,900	Sanoh Industrial Co., Ltd.	11,886
2,535	Schaeffler AG	18,977
1,200	Shoei Co., Ltd.	29,945
4,000	Showa Corp.	82,577
1,800	Stanley Electric Co., Ltd.	43,353
12,500	Sumitomo Electric Industries, Ltd.	143,797
2,900	Sumitomo Riko Co., Ltd.	16,790
9,500	Sumitomo Rubber Industries, Ltd.^	93,586
300	T RAD Co., Ltd.	3,703
1,400	Tachi-S Co., Ltd.	11,244
800	Taiho Kogyo Co., Ltd.	3,911
2,500	Tokai Rika Co., Ltd.	36,165
2,500	Topre Corp.	27,851
7,500	Toyo Tire Corp.	100,285
2,500	Toyoda Gosei Co., Ltd.	52,016
3,500	Toyota Boshoku Corp.	46,989
700	Toyota Industries Corp.	37,067
1,500	TPR Co., Ltd.	18,651
1,400	TS Tech Co., Ltd.	38,395
2,000	Unipres Corp.	17,424
2,847	Valeo SA	74,569
104,000	Xinyi Glass Holdings, Ltd.	127,919
6,500	Yokohama Rubber Co., Ltd. (The)	91,354
600	Yorozu Corp.	5,898

		5,181,265

Automobiles (2.7%):
7,641	Bayerische Motoren Werke AG (BMW)	486,761
17,987	Daimler AG, Registered Shares*	729,015
1,253	Ferrari NV	214,275
47,888	Fiat Chrysler Automobiles NV*	480,332
17,800	Honda Motor Co., Ltd.	455,133
24,135	IMMSI SpA*	10,542
8,600	Isuzu Motors, Ltd.	77,672
7,900	Mazda Motor Corp.	47,374
8,800	Mitsubishi Motors Corp.	21,723
24,000	Nissan Motor Co., Ltd.	88,907
2,700	Nissan Shatai Co., Ltd.	23,160
14,678	Piaggio & C SpA	35,512
27,636	PSA Peugeot Citroen SA*	448,566
3,686	Renault SA*	93,294

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
4,600	Subaru Corp.	$95,675
6,300	Suzuki Motor Corp.	213,789
38,724	Toyota Motor Corp.	2,429,556
550	Toyota Motor Corp., ADR	69,097
794	Volkswagen AG*	127,432
10,400	Yamaha Motor Co., Ltd.	162,969

		6,310,784

Banks (6.7%):
3,000	77th Bank	44,624
3,666	ABN AMRO Group NV(a)	31,509
15,084	AIB Group plc	18,946
500	Aichi Bank, Ltd. (The)	12,890
1,500	Akita Bank, Ltd. (The)	20,179
3,329	Aktia Bank OYJ*	32,965
1,200	Aomori Bank, Ltd. (The)	24,908
3,300	Aozora Bank, Ltd.	57,457
10,758	Australia & New Zealand Banking Group, Ltd.	139,180
2,000	Awa Bank, Ltd. (The)	44,871
19,504	Banca Monte dei Paschi di Siena SpA*^	34,489
21,166	Banca Popolare di Sondrio SCPA*	39,913
56,924	Banco Bilbao Vizcaya Argentaria SA	195,510
36,557	Banco Bilbao Vizcaya Argentaria SA, ADR	124,294
44,790	Banco Bpm SpA*	66,688
106,975	Banco Comercial Portugues SA, Class R*	12,838
238,968	Banco de Sabadell SA	82,784
72,501	Banco Santander SA	176,779
8,101	Bank Hapoalim BM	48,560
27,389	Bank Leumi Le-Israel Corp.	138,118
36,738	Bank of East Asia, Ltd. (The)	83,979
974	Bank of Georgia Group plc*	12,950
29,096	Bank of Ireland Group plc*	59,525
900	Bank of Iwate, Ltd. (The)	21,702
1,200	Bank of Kyoto, Ltd. (The)	42,531
6,527	Bank of Montreal	346,257
500	Bank of Nagoya, Ltd. (The)	10,729
9,618	Bank of Nova Scotia	396,646
820	Bank of Okinawa, Ltd. (The)	23,521
23,359	Bank of Queensland, Ltd.	99,854
1,100	Bank of Saga, Ltd. (The)	11,969
2,000	Bank of The Ryukyus, Ltd.	17,728
50,112	Bankia SA	53,290
23,015	Bankinter SA	109,562
71	Banque Cantonale de Geneve	13,678
1,420	Banque Cantonale Vaudois, Registered Shares	137,950
35,666	Barclays plc, ADR	201,870
21,540	Bendigo & Adelaide Bank, Ltd.	104,679
303	Berner Kantonalbank AG	73,397
4,368	BNP Paribas SA*	173,147
38,542	BOC Hong Kong Holdings, Ltd.	122,377
13,388	BPER Banca*^	33,218
59,686	CaixaBank SA	127,188
5,889	Canadian Imperial Bank of Commerce	394,386
4,227	Canadian Western Bank	73,647
11,600	Chiba Bank, Ltd. (The)	54,685
4,300	Chiba Kogyo Bank, Ltd. (The)	9,336
10,000	Chong Hing Bank, Ltd.	12,297
6,200	Chugoku Bank, Ltd. (The)	57,391

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
700	Chukyo Bank, Ltd. (The)	$13,944
1,097	Comdirect Bank AG*	16,755
31,551	Commerzbank AG*	140,458
11,410	Commonwealth Bank of Australia	549,339
12,500	Concordia Financial Group, Ltd.	40,022
20,243	Credit Agricole SA*	191,194
5,165	Credito Emiliano SpA*	25,500
3,488	Credito Valtellinese SpA*	20,573
16,000	Dah Sing Banking Group, Ltd.	14,627
5,600	Dah Sing Financial Holdings, Ltd.	15,756
1,900	Daishi Hokuetsu Financial Group, Inc.	38,429
10,607	Danske Bank A/S	141,099
5,200	DBS Group Holdings, Ltd.	77,801
7,483	DNB ASA*	99,052
1,600	Ehime Bank, Ltd. (The)	17,282
2,450	Erste Group Bank AG*	57,568
6,500	Fidea Holdings Co., Ltd.	6,089
13,601	Finecobank Banca Fineco SpA*	183,260
3,600	First Bank of Toyama, Ltd. (The)	8,949
1,816	First International Bank of Israel	38,416
1,000	Fukui Bank, Ltd. (The)	15,525
7,000	Fukuoka Financial Group, Inc.	110,490
2,200	Fukushima Bank, Ltd. (The)	3,490
19,400	Gunma Bank, Ltd. (The)	61,546
9,200	Hachijuni Bank, Ltd. (The)	34,901
11,605	Hang Seng Bank, Ltd.	195,947
27,746	Heartland Group Holdings Npv	22,226
11,800	Hiroshima Bank, Ltd. (The)	55,609
1,000	Hokkoku Bank, Ltd. (The)	26,496
6,000	Hokuhoku Financial Group, Inc.	49,603
32,619	HSBC Holdings plc, ADR	761,001
9,400	Hyakugo Bank, Ltd. (The)	28,680
1,000	Hyakujushi Bank, Ltd. (The)	18,009
14,738	ING Groep NV	102,374
127,279	Intesa Sanpaolo SpA	243,128
15,332	Isreal Discount Bank	46,951
9,500	Iyo Bank, Ltd. (The)	57,974
6,200	Jimoto Holdings, Inc.	5,475
1,200	Juroku Bank, Ltd. (The)	21,812
2,048	Jyske Bank A/S*	60,028
4,842	Kansai Mirai Financial Group,Inc.	18,157
3,511	KBC Group NV	201,072
5,800	Keiyo Bank, Ltd. (The)	27,864
400	Kita-Nippon Bank, Ltd. (The)	7,210
2,500	Kiyo Bank, Ltd. (The)	37,949
20,990	Kyushu Financial Group, Inc.	88,584
1,296	Laurentian Bank of Canada	27,306
120,273	Liberbank SA*	19,915
562	Liechtensteinische Landesbank AG	34,520
362,899	Lloyds Banking Group plc	139,972
96,996	Lloyds TSB Group plc, ADR	145,494
162	Luzerner Kantonalbank AG*	67,015
24,670	Mebuki Financial Group, Inc.	57,197
9,651	Mediobanca SpA	69,145
700	Michinoku Bank, Ltd. (The)	7,309
62,500	Mitsubishi UFJ Financial Group, Inc.	244,481
800	Miyazaki Bank, Ltd. (The)	17,657

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,605	Mizrahi Tefahot Bank, Ltd.	$67,910
128,800	Mizuho Financial Group, Inc.	157,966
1,300	Musashino Bank, Ltd. (The)	18,573
800	Nagano Bank, Ltd. (The)	8,709
1,300	Nanto Bank, Ltd. (The)	25,224
24,605	National Australia Bank, Ltd.	310,990
9,441	National Bank of Canada	427,884
7,200	Nishi-Nippon Holdings, Inc.	48,567
31,977	Nordea Bank AB*	220,455
17,400	North Pacific Bank, Ltd.	33,568
7,556	Norwegian Finans Holding ASA*	51,880
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	37,899
1,000	Oita Bank, Ltd. (The)	22,030
16,486	Oversea-Chinese Banking Corp., Ltd.	106,707
28,000	Public Financial Holdings, Ltd.	7,699
7,184	Raiffeisen International Bank-Holding AG*	127,776
26,700	Resona Holdings, Inc.	91,121
1,393	Ringkjoebing Landbobank A/S	98,351
12,263	Royal Bank of Canada	831,432
10,941	Royal Bank of Canada	742,432
19,782	Royal Bank of Scotland, ADR^	60,335
50,252	Royal Bank of Scotland Group plc	75,570
1,190	San Ju San Financial Group, Inc.	14,600
6,200	San-In Godo Bank, Ltd. (The)	31,111
4,451	Sbanken ASA*(a)	28,962
11,600	Senshu Ikeda Holdings, Inc.	17,215
24,500	Seven Bank, Ltd.	67,027
1,300	Shiga Bank, Ltd. (The)	28,817
1,000	Shikoku Bank, Ltd. (The)	7,279
400	Shimizu Bank, Ltd. (The)	6,583
5,900	Shinsei Bank, Ltd.	71,058
3,800	Shizuoka Bank, Ltd. (The)	24,428
7,610	Skandinaviska Enskilda Banken AB, Class A*	65,839
14,223	Societe Generale*	236,607
4,543	Spar Nord Bank A/S*	36,088
8,634	Sparebank 1 Sr-Bank ASA*	62,828
121	St. Galler Kantonalbank AG	53,991
49,637	Standard Chartered plc	270,196
7,000	Sumitomo Mitsui Financial Group, Inc.	196,889
1,300	Sumitomo Mitsui Trust Holdings, Inc.	36,490
1,500	Suruga Bank, Ltd.	5,249
14,413	Svenska Handelsbanken AB, Class A*	136,674
3,421	Swedbank AB, Class A*	43,799
3,208	Sydbank A/S*	59,463
1,200	Taiko Bank, Ltd. (The)	17,189
8,700	Tochigi Bank, Ltd. (The)	13,159
6,500	Toho Bank, Ltd. (The)	13,444
1,100	Tokyo Kiraboshi Financial Group, Inc.	11,243
7,500	Tomony Holdings, Inc.	24,137
7,456	Toronto-Dominion Bank (The)	332,612
2,100	Towa Bank, Ltd. (The)	13,597
6,200	Tsukuba Bank, Ltd.	10,124
60,591	Unicaja Banco SA*(a)	30,919
35,794	Unicredit SpA	328,582
48,370	Unione di Banche Italiane SpA*	157,819
11,127	United Overseas Bank, Ltd.	161,895
682	Valiant Holding AG	63,650

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
764	Van Lanschot Kempen NV	$11,074
34,734	Virgin Money UK plc*	39,555
582	Walliser Kantonalbank, Registered Shares	63,282
30,920	Westpac Banking Corp.	385,043
1,600	Yamagata Bank, Ltd. (The)	19,691
7,200	Yamaguchi Financial Group, Inc.	44,221
1,800	Yamanashi Chuo Bank, Ltd. (The)	14,192
6	Zuger Kantonalbank AG	38,890

		15,923,805

Beverages (1.3%):
1,900	Andrew Peller, Ltd.	12,318
8,852	Anheuser-Busch InBev NV	436,248
4,300	Asahi Breweries, Ltd.	150,665
10,973	Britvic plc	104,591
11,716	C&C Group plc	33,348
645	Carlsberg A/S, Class B	85,213
11,116	Coca-Cola Amatil, Ltd.	66,615
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	39,879
6,758	Coca-Cola European Partners plc	255,574
3,906	Coca-Cola HBC AG	98,016
5,510	Davide Campari-Milano NV	46,368
4,082	Diageo plc, ADR	548,581
4,304	Fevertree Drinks plc	108,946
3,048	Heineken NV	280,673
900	ITO EN, Ltd.	50,744
4,900	Kirin Holdings Co., Ltd.	103,350
109	Laurent-Perrier	9,428
938	Olvi OYJ	44,500
412	Pernod Ricard SA	64,748
5,750	Primo Water Corp.	78,917
305	Remy Cointreau SA	41,496
1,549	Royal Unibrew A/S*	128,804
4,000	Sapporo Breweries, Ltd.	74,992
3,457	Stock Spirits Group plc	10,021
1,000	Suntory Beverage & Food, Ltd.	39,000
2,800	Takara Holdings, Inc.	25,043
6,474	Treasury Wine Estates, Ltd.	46,852

		2,984,930

Biotechnology (0.5%):
195	Argenx SE*	43,459
788	Bavarian Nordic A/S*	21,532
906	Biogaia AB	49,941
486	Biotest AG	11,124
3,023	CSL, Ltd.	599,143
225	Galapagos NV*	44,166
442	Genmab A/S*	147,874
634	Genus plc	27,721
5,747	Knight Therapeutics, Inc.*	29,721
29,311	Mesoblast, Ltd.*	66,443
300	Peptidream, Inc.*	13,746
5,710	Pharma Mar SA	49,093
1,008	Swedish Orphan Biovitrum AB*	23,258
1,155	Zealand Pharma A/S*	39,761

		1,166,982

Building Products (1.1%):
4,300	AGC, Inc.	122,338
1,100	AICA Kogyo Co., Ltd.	36,064

Shares		Fair Value
Common Stocks, continued
Building Products, continued
2,028	Arbonia AG	$21,002
1,049	ASSA Abloy AB, Class B	21,306
20	Belimo Holding AG, Registered Shares	147,051
2,400	Bunka Shutter Co., Ltd.	16,620
1,800	Central Glass Co., Ltd.	30,579
631	Centrotec SE*	9,903
11,276	Compagnie de Saint-Gobain SA	405,255
2,400	Daikin Industries, Ltd.	385,988
153	dorma kaba Holding AG	83,319
567	Geberit AG, Registered Shares	283,549
12,489	Gwa Group, Ltd.	23,972
3,298	Inrom Construction Industries, Ltd.	10,824
2,938	Inwido AB*	20,287
3,374	Kingspan Group plc	217,114
4,017	Lindab International AB	47,025
3,900	Lixil Group Corp.	54,511
600	Maeda Kosen Co., Ltd.	13,713
2,617	Nibe Industrier AB, Class B*	57,775
4,000	Nichias Corp.	83,236
1,500	Nichiha Corp.	31,983
1,600	Nippon Hume Corp.	11,366
4,100	Nippon Sheet Glass Co., Ltd.	14,200
2,401	Nordic Waterproofing Holding AS*(a)	26,221
1,500	Noritz Corp.	18,246
1,400	Okabe Co., Ltd.	10,555
5,784	Polypipe Group plc	30,968
144	Rockwool International A/S	35,200
353	Rockwool International A/S	95,479
1,900	Sankyo Tateyama, Inc.	16,915
7,800	Sanwa Holdings Corp.	69,647
47	Schweiter Technologies AG	57,785
900	Shin Nippon Air Technologies Co., Ltd.	19,805
1,800	Sinko Industries, Ltd.	24,313
1,211	Systemair AB*	21,031
1,800	Takara Standard Co., Ltd.	25,473
2,310	Tarkett SA	26,849
2,597	Tyman plc	6,117
3,400	Uponor OYJ	45,726
638	Zehnder Group AG	25,033

		2,704,343

Capital Markets (2.8%):
13,849	3i Group plc	142,611
24,792	ABG Sundal Collier Holding ASA	10,821
3,200	AGF Management, Ltd.	11,834
1,600	Aizawa Securities Co., Ltd.	10,147
949	Alantra Partners SA*	11,636
2,800	Alaris Royalty Corp.	26,713
1,655	Altamir	28,283
817	Amundi SA(a)	63,900
7,128	Anima Holding SpA(a)	30,605
9,209	Ashmore Group plc	47,525
670	ASX, Ltd.	39,579
4,255	Avanza Bank Holding AB	60,376
6,343	Azimut Holding SpA	108,180
2,819	Banca Generali SpA*	84,309
521	Bellevue Group AG	12,095
8,900	Brewin Dolphin Holdings plc	28,694

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
86,000	Bright Smart Securities & Commodities Group, Ltd.	$16,886
600	Brookfield Asset Management, Inc., Class A	19,750
1,678	Brookfield Asset Management, Inc., Class A	55,206
2,865	Bure Equity AB	62,114
4,759	Burford Capital, Ltd.	27,386
2,497	Canaccord Genuity Group, Inc.	12,711
7,682	CI Financial Corp.	97,737
117	Cie Financiere Tradition SA	12,965
5,230	Close Brothers Group plc	71,509
20,849	Credit Suisse Group AG	215,184
18,300	Daiwa Securities Group, Inc.	76,353
4,462	Dea Capital SpA	6,373
10,467	Deutsche Bank AG, Registered Shares*	99,646
12,602	Deutsche Bank AG, Registered Shares*	119,482
1,138	Deutsche Beteiligungs AG	38,643
1,924	Deutsche Boerse AG	347,732
1,252	Eastnine AB	15,705
5,622	EFG International AG	39,966
258,000	Emperor Capital Group, Ltd.*	4,421
2,588	Euronext NV(a)	259,157
2,000	Fiera Capital Corp.	13,997
2,372	Flow Traders(a)	84,807
10,649	GAM Holding AG*	24,386
2,674	Georgia Capital plc*	15,396
766	Gimv NV	44,027
2,400	GMO Financial Holdings, Inc.	14,139
1,675	Guardian Capital Group, Ltd., Class A	25,605
142,000	Guotai Junan International Hol	18,522
135,243	Haitong International Securities	32,311
5,422	Hargreaves Lansdown plc	109,235
8,694	Hong Kong Exchanges & Clearing, Ltd.	370,536
4,000	Ichiyoshi Securities Co., Ltd.	16,853
11,954	IG Group Holdings plc	121,013
1,732	IGM Financial, Inc.	42,094
218	Ina Invest Holding AG*	4,833
5,941	Intermediate Capital Group plc	94,715
22,533	Investec plc	45,022
15,236	IOOF Holdings, Ltd.	52,028
60,525	IP Group plc*	47,833
1,700	IwaiCosmo Holdings, Inc.	17,350
1,400	Jafco Co., Ltd.	47,223
5,700	Japan Exchange Group, Inc.	131,691
4,092	Julius Baer Group, Ltd.	170,988
17,082	Jupiter Fund Management plc	54,192
138,000	Kingston Financial Group, Ltd.	12,270
800	Kyokuto Securities Co., Ltd.	3,793
1,218	London Stock Exchange Group plc	125,974
3,452	Macquarie Group, Ltd.	284,065
2,539	Magellan Financial Group, Ltd.	103,316
50,276	Man Group plc/Jersey	81,270
2,300	Marusan Securities Co., Ltd.	8,749
1,180,000	Mason Group Holdings, Ltd.	3,802
2,000	Matsui Securities Co., Ltd.	15,400
2,900	Mito Securities Co., Ltd.	5,300
3,035	MLP SE	18,604
7,700	Monex Group, Inc.	15,580
33,189	Natixis*	86,465

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
4,265	Navigator Global Investments, Ltd.	$3,503
5,522	Netwealth Group, Ltd.	34,214
11,266	Ninety One plc*	28,901
19,100	Nomura Holdings, Inc.	85,491
28,603	NZX, Ltd.	25,920
9,500	Okasan Securities Group, Inc.	28,638
2,586	Pacific Current Group, Ltd.	9,863
276	Partners Group Holding AG	249,999
8,321	Pendal Group, Ltd.	34,762
1,398	Perpetual, Ltd.^	28,648
11,593	Platinum Asset Management, Ltd.	29,960
2,595	Polar Capital Holdings plc	16,122
3,710	Premier Miton Group plc	4,663
72,391	Quilter plc(a)	124,682
565	Rathbone Brothers plc	9,929
9,785	Ratos AB, Class B	26,143
1,549	Rothschild & Co.*	37,383
2,800	SBI Holdings, Inc.	60,506
1,783	Schroders plc	65,057
1,368	Schroders plc	35,052
11,400	Singapore Exchange, Ltd.	68,427
430	Sprott, Inc.	15,456
19,541	St. James Place plc	230,310
700	Strike Co., Ltd.	31,251
900	Swissquote Group Holding SA	76,782
2,584	Tamburi Investment Partners SP	16,882
331	TMX Group, Ltd.	32,732
8,500	Tokai Tokyo Financial Holdings, Inc.	18,775
4,000	Toyo Securities Co., Ltd.	4,378
22,042	TP ICAP plc	95,721
15,471	UBS Group AG	177,786
18,081	Uob-Kay Hian Holdings, Ltd.	15,063
1,325	Vontobel Holding AG	92,808
245	Vp Bank AG, Registered Shares	31,806
550	VZ Holding AG	41,080

		6,568,311

Chemicals (3.8%):
900	Achilles Corp.	16,202
3,300	Adeka Corp.	43,946
3,982	Air Liquide SA	573,714
7,800	Air Water, Inc.	110,035
2,028	Akzo Nobel NV	181,419
700	Arakawa Chemical Industries, Ltd.	8,038
3,549	Arkema SA	338,891
28,500	Asahi Kasei Corp.	231,582
1,100	ASAHI YUKIZAI Corp.	14,609
1,154	BASF SE	64,480
3,760	Borregaard ASA	39,973
52,400	China Sunsine Chemical Holdings, Ltd.	13,187
1,540	Christian Hansen Holding A/S	158,761
1,600	CI Takiron Corp.	10,401
10,241	Clariant AG*	200,910
3,032	Corbion NV*	109,064
4,483	Covestro AG*(a)	170,121
2,733	Croda International plc	177,792
1,000	Dai Nippon Toryo Co., Ltd.	8,700
7,200	Daicel Corp.	55,641

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,600	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	$19,052
900	Dainichiseika Color & Chemical	19,479
5,100	Dainippon Ink & Chemicals, Inc.	127,854
5,600	Denka Co., Ltd.	137,013
18,377	Elementis plc	14,646
132	EMS-Chemie Holding AG	102,159
8,516	Ercros SA	17,156
9,485	Essentra plc	34,323
60,321	Evolva Holding SA*	14,633
1,699	Evonik Industries AG	43,038
2,601	Fuchs Petrolub AG	104,332
1,469	FUCHS Petrolub SE	49,349
300	Fujimori Kogyo Co., Ltd.	10,447
1,400	Fuso Chemical Co., Ltd.	51,049
37	Givaudan SA, Registered Shares	137,660
29	Gurit Holding AG	42,190
835	H&R GMBH & Co. KGAA*	5,406
1,900	Harima Chemicals Group, Inc.	17,342
4,570	Hexpol AB*	33,805
700	Hodogaya Chemical Co., Ltd.	28,321
25,088	ICL Group, Ltd.	74,740
27,517	Incitec Pivot, Ltd.	35,753
1,500	Ishihara Sangyo Kaisha, Ltd.	9,815
1,700	JCU Corp.	53,013
6,711	Johnson Matthey plc	174,167
700	Jsp Corp.	9,469
2,000	JSR Corp.	38,602
5,063	K+S AG, Registered Shares^	31,868
2,000	Kaneka Corp.	51,966
1,100	Kansai Paint Co., Ltd.	23,188
5,000	Kanto Denka Kogyo Co., Ltd.	39,633
7,358	Kemira OYJ	94,628
2,900	Kh Neochem Co., Ltd.	54,792
1,500	Koatsu Gas Kogyo Co., Ltd.	10,264
2,058	Koninklijke DSM NV	284,439
1,000	Konishi Co., Ltd.	13,974
11,800	Kuraray Co., Ltd.	123,160
800	Kureha Corp.	34,967
4,531	Lanxess AG*	238,153
671	Lenzing AG*	31,025
1,300	Lintec Corp.	30,833
2,350	Methanex Corp.	42,488
12,300	Mitsubishi Chemical Holdings Corp.	71,596
4,800	Mitsubishi Gas Chemical Co., Inc.	72,621
3,400	Mitsui Chemicals, Inc.	70,877
800	Nihon Kagaku Sangyo Co., Ltd.	7,126
2,300	Nihon Nohyaku Co., Ltd.	9,982
2,600	Nihon Parkerizing Co., Ltd.	26,006
600	Nippon Chemical Industrial Co., Ltd.	12,803
5,500	Nippon Kayaku Co., Ltd.	57,415
1,400	Nippon Pillar Packing Co., Ltd.	17,986
700	Nippon Shokubai Co., Ltd.	36,619
800	Nippon Soda Co., Ltd.	20,953
2,400	Nissan Chemical Corp.	122,951
1,500	Nitto Denko Corp.	84,890
700	NOF Corp.	24,217
1,831	Novozymes A/S, Class B	105,823

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
14,367	Nufarm, Ltd.*	$40,697
4,481	Nutrien, Ltd.^	143,840
1,600	OCI NV*	16,648
500	Okamoto Industries, Inc.	18,449
600	Okura Industrial Co., Ltd.	9,030
3,258	Orica, Ltd.	37,447
1,000	Osaka Organic Chemical Industry, Ltd.	23,733
964	Plastivaloire*	4,025
1,600	Rasa Industries, Ltd.	22,799
2,613	Recticel SA	23,166
2,800	Riken Technos Corp.	11,039
500	Sakai Chemical Industry Co., Ltd.	9,447
2,400	Sakata Inx Corp.	22,837
700	Sanyo Chemical Industries, Ltd.	30,062
900	Sekisui Plastics Co., Ltd.	4,825
1,100	Shikoku Chemicals Corp.	11,062
3,400	Shin-Etsu Chemical Co., Ltd.	397,509
1,800	Shin-Etsu Polymer Co., Ltd.	14,702
6,900	Showa Denko K.K.	154,719
1,873	Sika AG	360,105
1,754	SOL SpA	20,678
778	Solvay SA	62,203
400	Stella Chemifa Corp.	9,015
1,500	Sumitomo Bakelite Co., Ltd.	41,981
19,100	Sumitomo Chemical Co., Ltd.	57,086
300	Sumitomo Seika Chemicals Co. Ltd.	9,747
2,206	Symrise AG	255,917
18,622	Synthomer plc	64,257
700	T Hasegawa Co., Ltd.	15,694
1,200	T&K Toka Co., Ltd.	9,136
300	Taiyo Holdings Co., Ltd.	13,829
3,000	Taiyo Nippon Sanso Corp.	50,121
600	Takasago International Corp.	11,951
600	Tayca Corp.	7,687
9,600	Teijin, Ltd.	152,601
500	Tenma Corp.	7,695
1,223	Tessenderlo Group SA*	36,371
2,007	Tikkurila OYJ	27,925
4,900	Toagosei Co., Ltd.	47,903
8,100	Tokai Carbon Co., Ltd.	75,984
4,100	Tokuyama Corp.	96,363
600	Tokyo Ohka Kogyo Co., Ltd.	30,001
24,300	Toray Industries, Inc.	114,472
13,500	Tosoh Corp.	184,129
1,200	Toyo Ink SC Holdings Co., Ltd.	22,686
5,000	Toyobo Co., Ltd.	69,586
7,200	Ube Industries, Ltd.	123,735
3,116	Umicore SA	146,500
1,909	Victrex plc	46,204
329	Wacker Chemie AG*	22,478
997	Yara International ASA	34,654
2,900	Zeon Corp.	26,674

		9,030,926

Commercial Services & Supplies (1.5%):
800	AEON Delight Co., Ltd.	22,193
17,026	Aggreko plc	93,253
29,916	Babcock International Group plc	114,829

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
748	Befesa SA(a)	$29,140
1,800	Bell System24 Holdings, Inc.	23,277
13,069	Biffa plc(a)	32,500
896	Bilfinger SE	17,076
13,431	Bingo Industries, Ltd.	20,010
1,670	Black Diamond Group, Ltd.*	1,895
14,490	Brambles, Ltd.	108,973
5,960	Bravida Holding AB*(a)	56,901
800	Calian Group, Ltd.	32,315
2,850	Caverion Corp.*	19,217
300	Central Security Patrols Co., Ltd.	11,872
432	Cewe Stiftung & Co. KGAA*	47,769
46,000	Cleanaway Waste Management, Ltd.	70,085
10,948	Collection House, Ltd.	6,147
1,829	Coor Service Management Holding AB*(a)	12,005
3,600	CTS Co., Ltd.	29,865
4,400	Dai Nippon Printing Co., Ltd.	100,791
1,000	Daiseki Co., Ltd.	26,636
4,203	De La Rue plc	6,786
3,731	Derichebourg SA	10,673
30,001	Downer EDI, Ltd.	91,752
1,100	Duskin Co., Ltd.	28,016
2,928	Edenred	127,903
1,700	EF-ON, Inc.	9,420
9,528	Elis SA*	111,028
79,627	G4S plc	112,231
435	GL Events	6,006
16,464	HomeServe plc	265,899
10,900	Horizon North Logistics, Inc.	4,898
900	Inaba Seisakusho Co., Ltd.	11,600
2,297	Intrum AB^	42,095
5,989	ISS A/S*	94,771
1,800	Itoki Corp.	5,700
42,602	IWG plc	139,656
400	Japan Elevator Service Holdings Co., Ltd.	12,844
3,300	Kokuyo Co., Ltd.	39,839
400	Kyodo Printing Co., Ltd.	10,550
2,302	Lassila & Tikanoja OYJ	33,808
4,748	Loomis AB	113,314
700	Matsuda Sangyo Co., Ltd.	8,699
5,449	Mears Group plc	10,661
22,737	Mitie Group plc	23,446
2,100	Mitsubishi Pencil Co., Ltd.	26,304
1,400	NAC Co., Ltd.	11,553
15,900	Nippon Parking Development Co., Ltd.	20,489
1,600	Okamura Corp.	11,098
1,100	Oyo Corp.	14,362
2,700	Park24 Co., Ltd.	46,211
2,696	PayPoint plc	20,056
1,400	Pilot Corp.	42,539
2,400	Prestige International, Inc.	18,034
13,654	Prosegur Cia de Seguridad SA	31,746
2,400	Relia, Inc.	22,327
11,583	Renewi plc	3,757
48,751	Rentokil Initial plc	307,379
2,500	Ritchie Bros Auctioneers, Inc.	101,794
3,299	RPS Group plc	1,991

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
900	Sato Holdings Corp.	$19,469
487	Seche Environnement SA	17,819
400	SECOM Co., Ltd.	34,953
6,430	Securitas AB, Class B*	86,551
3,267	Smartgroup Corp., Ltd.	13,811
787	Societe BIC SA	39,932
400	Sohgo Security Services Co., Ltd.	18,622
5,537	Spie SA	82,583
1,300	Takeei Corp.	12,954
2,256	Tomra Systems ASA*	82,930
2,600	Toppan Forms Co., Ltd.	25,712
3,280	Toppan Printing Co., Ltd.	54,687
4,470	Transcontinental, Inc.	49,725
290	Waste Connections, Inc.	27,173
980	Waste Connections, Inc.	91,914

		3,536,819

Communications Equipment (0.2%):
2,792	Adva Optical Networking Se*	18,386
700	Aiphone Co., Ltd.	10,224
1,400	Audiocodes, Ltd.	44,506
700	DKK Co., Ltd.	16,856
991	Evs Broadcast Equipment SA	18,224
500	Icom, Inc.	14,345
18,706	Nokia OYJ	81,913
10,200	Quarterhill, Inc.	15,705
418	RTX A/S	13,419
2,600	Sierra Wireless, Inc.*	23,349
26,263	Spirent Communications plc	78,310
2,701	Telefonaktiebolaget LM Ericsson, Class B	24,951
9,300	VTech Holdings, Ltd.	55,895

		416,083

Construction & Engineering (2.3%):
4,290	ACS Actividades de Construccion y Servicios SA	107,927
3,143	Adapteo OYJ*	26,912
3,353	Aecon Group, Inc.	36,460
2,733	AF Gruppen ASA	48,998
4,247	Arcadis NV*	76,700
300	Asanuma Corp.	11,508
2,110	Badger Daylighting, Ltd.	46,198
14,080	Balfour Beatty plc	45,460
375	Bauer AG*	4,100
3,929	Boskalis Westminster*	77,399
16,800	Boustead Singapore, Ltd.	7,552
7,647	Bouygues SA*	260,832
209	Burkhalter Holding AG	13,455
14,759	Cardno, Ltd.*	2,455
1,700	Chudenko Corp.	36,487
589	CIE d’Entreprises CFE SA*	40,111
2,026	Cimic Group, Ltd.	33,932
1,721	ComSys Holdings Corp.	50,850
6,098	Costain Group plc	5,361
500	Dai-Dan Co., Ltd.	13,075
1,200	Daiho Corp.	26,928
800	Daiichi Kensetsu Corp.	13,176
4,435	Eiffage SA*	404,911
2,783	Elecnor SA	29,583

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
44	Electra, Ltd./Israel	$18,773
7,737	Eltel AB*(a)	16,823
37,002	Empresas ICA SAB de C.V.*	156
2,066	Ferrovial SA	54,927
1,664	FLSmidth & Co. A/S*	47,974
1,925	Fomento de Construcciones y Contratas SA	18,172
440	Fudo Tetra Corp.	5,797
200	Fukuda Corp.	9,076
4,363	Galliford Try Holdings plc	6,390
6,000	Hazama Ando Corp.	34,673
1,713	Heijmans NV*	12,873
600	Hibiya Engineering, Ltd.	10,401
373	Hochtief AG	33,011
600	Ichiken Co., Ltd.	8,407
1,093	Implenia AG	40,280
14,759	Intega Group, Ltd.*	2,347
7,400	JGC Holdings Corp.	77,902
15,905	John Laing Group plc(a)	68,576
8,879	Johns Lyng Group, Ltd.	14,468
8,000	Kajima Corp.	95,299
3,000	Kandenko Co., Ltd.	25,512
400	Kawada Technologies, Inc.	18,026
5,690	Keller Group plc	44,790
26,029	Kier Group plc*	31,429
5,100	Kinden Corp.	84,131
15,900	Koninklijke BAM Groep NV*	28,707
1,600	Kumagai Gumi Co., Ltd.	38,308
2,500	Kyowa Exeo Corp.	59,695
2,200	Kyudenko Corp.	64,896
7,400	Lian Beng Group, Ltd.	2,246
5,300	Maeda Corp.	40,364
1,200	Maeda Road Construction Co., Ltd.	22,619
9,546	Maire Tecnimont SpA	18,417
1,700	Meisei Industrial Co., Ltd.	12,691
3,300	Mirait Holdings Corp.	49,230
5,179	Monadelphous Group, Ltd.	38,719
1,922	Morgan Sindall Group plc	29,301
1,375	NCC AB, Class B	22,234
1,000	Nichireki Co., Ltd.	14,919
1,900	Nippo Corp.	47,946
1,600	Nippon Densetsu Kogyo Co., Ltd.	35,284
700	Nippon Koei Co., Ltd.	19,543
200	Nippon Road Co., Ltd. (The)	13,427
2,800	Nishimatsu Construction Co., Ltd.	55,661
30,510	NRW Holdings, Ltd.	39,507
23,900	Obayashi Corp.	223,531
4,863	Obrascon Huarte Lain SA*	3,463
1,100	Okumura Corp.	25,303
8,600	OSJB Holdings Corp.	18,422
12,582	Peab AB*	103,326
18,100	Penta-Ocean Construction Co., Ltd.	97,232
726	Per Aarsleff Holding A/S	26,151
21,562	Sacyr SA	44,652
1,900	Sanki Engineering Co., Ltd.	21,743
1,700	Seikitokyu Kogyo Co., Ltd.	11,936
26,757	Service Stream, Ltd.	35,313
3,211	Shapir Engineering And Indus*	19,521

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
11,913	Shikun & Binui, Ltd.*	$42,645
15,800	Shimizu Corp.	129,723
1,500	Shinnihon Corp.	11,699
8,714	Skanska AB, Class B*	177,017
5,800	SNC-Lavalin Group, Inc.	97,891
881	Strabag Se	22,694
12,380	Sumitomo Mitsui Construction	53,758
2,141	Sweco AB-B Shs	96,070
700	Taihei Dengyo Kaisha, Ltd.	14,994
800	Taikisha, Ltd.	21,974
5,400	Taisei Corp.	196,398
1,400	Takamatsu Construction Group C	31,319
400	Tekken Corp.	7,658
900	TOA Corp.	13,000
400	TOA Road Corp.	12,089
1,630	Tobishima Corp.	15,848
8,900	Toda Corp.	57,376
400	Toenec Corp.	13,819
1,000	Tokyo Energy & Systems, Inc.	7,293
5,100	Tokyu Construction Co., Ltd.	26,400
1,100	Totetsu Kogyo Co., Ltd.	27,728
4,300	Toyo Construction Co., Ltd.	15,993
2,100	Toyo Engineering Corp.*	6,725
3,109	Veidekke ASA*	37,601
8,804	Vinci SA^	809,537
1,400	Wakachiku Construction Co., Ltd.	15,049
1,700	Yahagi Construction Co., Ltd.	12,378
7,664	YIT OYJ	41,628
1,200	Yokogawa Bridge Holdings Corp.	24,862
1,200	Yurtec Corp.	7,292

		5,533,348

Construction Materials (1.0%):
13,883	Adbri, Ltd.	30,500
1,800	Asia Pile Holdings Corp.	7,896
35,662	Boral, Ltd.	93,717
4,759	Brickworks, Ltd.	52,355
1,147	Buzzi Unicem SpA	14,234
1,663	Buzzi Unicem SpA	35,759
23,680	CRH plc, ADR	812,461
22,791	CSR, Ltd.	57,940
14,576	Fletcher Building, Ltd.	34,737
1,160	H+H International A/S, Class B*	18,629
2,326	HeidelbergCement AG	123,923
13,005	Ibstock plc(a)	28,944
1,243	Imerys SA	42,299
5,016	James Hardie Industries SE	95,714
400	Krosaki Harima Corp.	13,505
8,941	LafargeHolcim, Ltd., Registered Shares	391,165
12,098	Marshalls plc	92,236
2,500	Nippon Concrete Industries Co., Ltd.	6,312
500	Shinagawa Refractories Co., Ltd.	10,236
123	STO SE & Co KGaA	13,949
1,500	Sumitomo Osaka Cement Co., Ltd.	52,658
7,200	Taiheiyo Cement Corp.	166,522
1,300	TYK Corp.	3,642
998	Vicat	30,643

		2,229,976

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.3%):
3,700	AEON Financial Service Co., Ltd.	$40,364
15,300	Aiful Corp.*	33,648
96,000	Allied Properties HK, Ltd.	23,422
9,830	Arrow Global Group plc	10,819
6,358	Axactor SE*	3,982
1,148	Cembra Money Bank AG	112,005
2,404	Credit Corp. Group, Ltd.	26,282
6,600	Credit Saison Co., Ltd.	75,476
18,226	Eclipx Group, Ltd.*	15,815
18,254	Flexigroup, Ltd.	14,257
1,185	Gruppo MutuiOnline SpA	25,301
2,616	H&T Group plc	10,415
4,100	Hitachi Capital Corp.	90,334
5,740	Hoist Finance AB*(a)	15,321
17,800	Hong Leong Finance, Ltd.	31,917
14,415	International Personal Finance	9,334
577	Isracard, Ltd.	1,312
4,300	J Trust Co., Ltd.	12,222
1,800	Jaccs Co., Ltd.	29,321
8,490	Money3 Corp., Ltd.	9,220
15,200	Orient Corp.	16,645
213,600	Oshidori International Holdings, Ltd.	26,473
4,742	Provident Financial plc	10,341
4,452	Resurs Holding AB(a)	18,261
38,000	Sun Hung Kai & Co., Ltd.	14,914

		677,401

Containers & Packaging (0.7%):
8,372	BillerudKorsnas AB	119,821
4,231	Cascades, Inc.	46,100
1,780	CCL Industries, Inc.	57,541
41,250	DS Smith plc	167,437
800	FP Corp.	64,078
1,900	Fuji Seal International, Inc.	36,945
1,000	Hokkan Holdings, Ltd.	16,865
5,166	Huhtamaki OYJ*	203,102
3,327	Intertape Polymer Group, Inc.	29,363
276	Mayr Melnhof Karton AG	42,518
47,217	Orora, Ltd.	83,047
6,607	Pact Group Holdings, Ltd.*	10,075
8,600	Rengo Co., Ltd.	70,013
8,406	SIG Combibloc Group AG	135,892
8,689	Smurfit Kappa Group plc	289,934
500	Taisei Lamick Co., Ltd.	12,863
600	Tomoku Co., Ltd.	9,841
5,400	Toyo Seikan Group Holdings, Ltd.	60,938
750	Vetropack Holding AG	41,491
887	Vidrala SA	84,532
300	Winpak, Ltd.	9,192

		1,591,588

Distributors (0.2%):
600	Arata Corp.	26,863
11,493	Bapcor, Ltd.	46,847
1,900	Canon Marketing Japan, Inc.	38,689
500	Chori Co., Ltd.	8,543
1,234	D’ieteren SA/NV	68,249
1,000	Doshisha Co., Ltd.	15,121

Shares		Fair Value
Common Stocks, continued
Distributors, continued
1,600	Happinet Corp.	$16,693
4,313	Headlam Group plc	15,188
29,210	Inchcape plc	177,161
3,000	Jardine Cycle & Carriage, Ltd.	43,508
7,157	John Menzies plc	11,104
400	Paltac Corp.	18,345
3,025	Uni-Select, Inc.	16,424

		502,735

Diversified Consumer Services (0.2%):
23,128	AA plc	6,543
3,986	Academedia AB(a)	26,931
2,000	Benesse Holdings, Inc.	53,789
32,000	China New Higher Education Group Limited(a)	21,276
10,000	Cross-Harbour Holdings, Ltd. (The)	14,166
4,259	Dignity plc*	13,156
42,880	G8 Education, Ltd.	26,327
1,700	IBJ, Inc.	11,854
5,913	IDP Education, Ltd.	63,486
7,311	InvoCare, Ltd.	53,067
1,800	Japan Best Rescue System Co., Ltd.	14,019
300	PIA Corp.	9,576
900	QB Net Holdings Co., Ltd.*	17,273
2,600	Riso Kyoiku Co., Ltd.	7,866
700	Studio Alice Co., Ltd.	10,206
1,300	Take And Give Needs Co., Ltd.	7,543

		357,078

Diversified Financial Services (0.9%):
863	Ackermans & Van Haaren NV*	112,745
376	Aker ASA*	13,729
101,535	AMP, Ltd.*	130,136
3,396	Banca Farmafactoring SpA*(a)	19,285
1,140	Banca Ifis SpA*	10,935
6,216	Cerved Group SpA*	44,609
21,477	Challenger, Ltd.	65,809
14,100	Ecn Capital Corp.	40,096
2,300	eGuarantee, Inc.	54,325
20,244	Element Fleet Management Corp.	151,076
3,300	Financial Products Group Co., Ltd.	18,139
108,669	First Pacific Co., Ltd.	20,884
1,200	Fuyo General Lease Co., Ltd.	66,690
596,000	Get Nice Holdings, Ltd.	10,220
1,236,000	G-Resources Group, Ltd.*	6,064
167	Hypoport SE*	73,829
800	Japan Investment Adviser Co., Ltd.	7,701
4,600	Japan Securities Finance Co., Ltd.	21,795
114,599	M&G plc	237,512
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	108,875
1,800	Mizuho Leasing Co., Ltd.	39,592
900	NEC Capital Solutions, Ltd.	16,533
16,085	Ofx Group, Ltd.	15,608
7,214	Omni Bridgeway, Ltd.	23,763
1,197	Onex Corp.	54,083
23,500	ORIX Corp.	289,802
5,100	Plus500, Ltd.	83,050
1,100	Ricoh Leasing Co., Ltd.	30,240
42,370	Standard Life Aberdeen plc	140,207

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
1,900	Tokyo Century Corp.	$97,174
2,200	Zenkoku Hosho Co., Ltd.	82,692

		2,087,198

Diversified Telecommunication Services (2.6%):
644	BCE, Inc.	26,863
974	BCE, Inc.	40,684
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	32,970
323,265	BT Group plc	456,180
1,442	Cellnex Telecom SAU(a)	87,757
25,395	Chorus, Ltd.	122,867
155,000	CITIC Telecom International Holdings, Ltd.	49,231
60,785	Deutsche Telekom AG, Registered Shares	1,016,690
4,161	Elisa OYJ	252,905
4,460	Euskaltel SA(a)	39,679
2,209	Gamma Communications plc	35,132
27,500	HKBN, Ltd.	48,151
82,295	HKT Trust & HKT, Ltd.	120,968
426	Iliad SA*	83,023
2,100	Internet Initiative Japan, Inc.	71,595
121,735	Koninklijke KPN NV	322,398
2,835	Masmovil Ibercom SA*	72,243
68,700	NetLink NBN Trust	48,111
7,000	Nippon Telegraph & Telephone Corp.	162,984
46,684	Orange SA	557,649
237,553	PCCW, Ltd.	135,547
5,067	Proximus SADP	103,171
9,797	QSC AG	14,809
48,100	Singapore Telecommunications, Ltd.	85,080
34,736	Spark New Zealand, Ltd.	102,827
13,084	Speedcast International, Ltd.*	5,348
2,262	Sunrise Communications Group(a)	200,587
9,426	Superloop, Ltd.*	6,456
977	Swisscom AG, Registered Shares	511,122
29,050	Talktalk Telecom Group plc	30,808
334,376	Telecom Italia SpA	131,193
210,041	Telecom Italia SpA	81,303
45,006	Telefonica Deutschland Holding AG	132,744
47,197	Telefonica SA	225,842
4,768	Telekom Austria AG*	32,924
5,872	Telenor ASA	85,583
34,540	Telia Co AB	128,914
41,906	Telstra Corp., Ltd.	90,691
14,183	TPG Telecom, Ltd.*	87,085
7,092	Tuas, Ltd.*	3,302
6,450	United Internet AG, Registered Shares	272,145
1,800	Vision, Inc.*	11,333
33,373	Vocus Group, Ltd.*	68,260

		6,195,154

Electric Utilities (1.7%):
2,033	Acciona SA	198,703
33,016	AusNet Services	38,073
703	BKW AG	63,045
3,200	Chubu Electric Power Co., Inc.	40,256
2,800	Chugoku Electric Power Co., Inc. (The)	37,392
7,000	CK Infrastructure Holdings, Ltd.	36,067
9,564	CLP Holdings, Ltd.	93,660

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
5,549	Contact Energy, Ltd.	$22,603
25,791	EDP — Energias de Portugal SA	122,991
18,599	Electricite de France	171,263
633	Elia Group SA/NV	68,631
2,200	Emera, Inc.	86,580
4,746	Endesa SA	116,800
57,903	Enel SpA	498,802
3,198	EVN AG	53,929
2,553	Fortis, Inc.	97,219
8,437	Fortum OYJ	160,048
18,530	Genesis Energy, Ltd.	36,368
30,000	HK Electric Investments, Ltd.	31,166
7,700	Hokkaido Electric Power Co., Inc.	29,563
3,500	Hokuriku Electric Power Co.	22,326
3,000	Hydro One, Ltd.(a)	56,424
72,781	Iberdrola SA	842,906
29,963	Infratil, Ltd.	90,685
3,500	Kansai Electric Power Co., Inc. (The)	33,918
7,200	Kyushu Electric Power Co., Inc.	60,411
1,391	Okinawa Electric Power Co., Inc.	23,101
986	Orsted A/S(a)	113,727
11,500	Power Assets Holdings, Ltd.	62,450
8,090	Red Electrica Corp SA	150,785
11	Romande Energie Holding SA, Registered Shares	11,904
20,594	Scottish & Southern Energy plc	347,651
3,300	Shikoku Electric Power Co., Inc.	24,327
23,736	Spark Infrastructure Group	35,605
13,794	Terna SpA	94,697
3,900	Tohoku Electric Power Co., Inc.	37,094
20,300	Tokyo Electric Power Co. Holdings, Inc.*	62,310
284	Verbund AG, Class A	12,701

		4,086,181

Electrical Equipment (1.2%):
13,429	ABB, Ltd.	301,931
600	Chiyoda Integre Co., Ltd.	9,226
1,300	Denyo Co., Ltd.	23,003
5,400	Fuji Electric Co., Ltd.	147,609
16,000	Fujikura, Ltd.	46,044
3,100	Furukawa Electric Co., Ltd. (The)	75,064
1,200	Futaba Corp.	10,959
38	Gavazzi Carlo Holding AG	7,227
3,400	GS Yuasa Corp.	60,154
400	Hirakawa Hewtech Corp.	3,936
815	Huber & Suhner AG	57,412
1,600	Idec Corp./Japan	25,500
29,500	Johnson Electric Holdings, Ltd.	52,505
254	Kendrion NV	3,374
4,095	Legrand SA	310,694
1,100	Mabuchi Motor Co., Ltd.	34,987
57,704	Melrose Industries plc	81,318
346	Mersen	8,228
9,100	Mitsubishi Electric Corp.	118,183
1,227	Nexans SA	56,902
400	Nidec Corp.	26,710
500	Nippon Carbon Co., Ltd.	15,930
1,500	Nitto Kogyo Corp.	26,842
821	NKT A/S*	18,309

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
4,617	Nordex Se*	$45,633
3,659	OSRAM Licht AG*^	167,680
17	Phoenix Mecano AG	6,846
6,311	PNE AG	35,269
1,875	Prysmian SpA	43,370
400	Sanyo Denki Co., Ltd.	18,072
3,124	Schneider Electric SA	346,322
200	SEC Carbon, Ltd.	12,318
2,150	SGL Carbon SE*	7,816
2,499	Siemens Gamesa Renewable Energy*	44,225
6,301	Signify NV*(a)	162,490
1,000	Sinfonia Technology Co., Ltd.	9,497
417	Somfy SA	42,098
2,200	SwCC Showa Holdings Co., Ltd.	23,398
900	Takaoka Toko Co., Ltd.	8,523
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	21,228
2,597	TKH Group NV	102,196
600	Toyo Tanso Co., Ltd.	9,438
4,400	Ushio, Inc.	58,568
2,155	Vestas Wind Systems A/S	219,306
920	XP Power, Ltd.	40,594

		2,946,934

Electronic Equipment, Instruments & Components (1.7%):
1,300	Ai Holdings Corp.	18,741
10,360	Alps Alpine Co., Ltd.	132,767
506	ALSO Holding AG, Registered Shares	124,317
2,300	Amano Corp.	47,720
1,400	Anritsu Corp.	33,191
2,400	Arisawa Manufacturing Co., Ltd.	17,854
3,172	Austria Technologie & Systemte	56,935
333	Barco NV	58,623
225	Basler AG	15,050
900	Canon Electronics, Inc.	13,434
5,004	Celestica, Inc.*	34,358
157	Cicor Technologies, Ltd.	6,761
13,600	Citizen Watch Co., Ltd.	44,186
3,400	CMK Corp.	13,092
5,568	Codan, Ltd./Australia	27,281
1,300	Conexio Corp.	17,223
46,000	Cowell e Holdings, Inc.	16,484
400	Dai-ichi Seiko Co., Ltd.	8,042
1,000	Daiwabo Holdings Co., Ltd.	65,311
545	Datalogic SpA	6,744
3,500	Dexerials Corp.	27,409
21,950	Electrocomponents plc	182,243
1,100	Elematec Corp.	8,934
1,200	Enplas Corp.	26,407
700	Evertz Technologies, Ltd.	5,786
148,000	FIH Mobile, Ltd.*	15,863
7,452	Fingerprint Cards AB*	13,504
2,100	Furuno Electric Co., Ltd.	18,958
400	Hagiwara Electric Co., Ltd.	7,583
500	Hakuto Co., Ltd.	4,557
2,991	Halma plc	85,225
400	Hamamatsu Photonics KK	17,324
1,031	Hexagon AB, Class B*	60,113
200	Hirose Electric Co., Ltd.	21,927

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,500	Hitachi, Ltd.	$110,508
1,200	Hochiki Corp.	13,624
700	Horiba, Ltd.	36,901
2,600	Hosiden Corp.	22,771
1,200	IBIDEN Co., Ltd.	35,025
91	Inficon Holding AG	70,524
2,871	Ingenico Group	457,143
500	Iriso Electronics Co., Ltd.	16,334
4,000	Japan Aviation Electronics Industry, Ltd.	53,740
1,100	Japan Cash Machine Co., Ltd.	6,000
21,200	Japan Display, Inc.*	9,743
1,679	Jenoptik AG*	39,284
1,000	Kaga Electronics Co., Ltd.	18,151
100	Keyence Corp.	41,758
1,200	Koa Corp.	11,170
2,388	Kudelski SA	8,665
800	Kyocera Corp.	43,535
3,500	Kyosan Electric Manufacturing Co., Ltd.	17,306
1,835	Lagercrantz Group AB, Class B	28,423
365	Landis+Gyr Group AG*	23,595
26	Lem Holding SA, Registered Shares	38,412
2,200	Macnica Fuji Electronics Holdings	31,958
700	Maruwa Co., Ltd./Aichi	52,858
2,000	Meiko Electronics Co., Ltd.	25,492
2,366	Micronic Mydata AB	44,574
2,156	Midwich Group plc	10,702
4,600	Murata Manufacturing Co., Ltd.	269,571
1,500	Nagano Keiki Co., Ltd.	13,582
267	Nederland Apparatenfabriek*	12,347
2,800	Nichicon Corp.	19,439
600	Nippon Chemi-Con Corp.	10,041
4,400	Nippon Electric Glass Co., Ltd.	68,806
3,400	Nippon Signal Co., Ltd.	35,741
1,800	Nissha Co., Ltd.	16,888
600	Nohmi Bosai, Ltd.	11,634
3,600	OKI Electric Industry Co., Ltd.	34,670
700	Omron Corp.	46,904
1,200	Optex Group Co., Ltd.	13,618
3,000	Osaki Electric Co., Ltd.	13,996
3,519	Oxford Instruments plc	62,267
8,300	Pricer AB	21,700
464	Renishaw plc	23,110
1,100	Restar Holdings Corp.	21,226
1,400	Ryoden Corp.	18,970
1,100	Ryosan Co., Ltd.	22,629
900	Sanshin Electronics Co., Ltd.	12,836
700	Shibaura Electronics Co., Ltd.	13,289
900	Shimadzu Corp.	23,945
1,200	Shinko Shoji Co., Ltd.	9,302
2,000	Siix Corp.	18,361
3,154	Smart Metering Systems plc	23,131
2,172	Spectris plc	67,845
6,120	Strix Group plc	14,610
2,000	Sumida Corp.	14,210
700	Tachibana Eletech Co., Ltd.	11,269
3,300	Taiyo Yuden Co., Ltd.	102,461
2,500	Tamura Corp.	10,538

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,900	TDK Corp.	$287,530
5,000	Topcon Corp.	40,195
1,300	Toyo Corp.	11,945
7,103	TT Electronics plc	14,471
400	V Technology Co., Ltd.	13,570
312	Vaisala OYJ, Class A	11,682
7,400	Venture Corp., Ltd.	86,114
74,000	Vstecs Holdings, Ltd.	39,877
2,800	Yokogawa Electric Corp.	43,672
1,100	Yokowo Co., Ltd.	25,597

		4,155,732

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	3,655
5,393	Aker Solutions ASA*	4,704
1,137	Bonheur ASA	27,805
2,991	BW Offshore, Ltd.	9,852
5,874	Ces Energy Solutions Corp.	4,674
29,491	CGG SA*	32,178
4,726	Computer Modelling Group, Ltd.	16,538
6,058	Enerflex, Ltd.	22,940
8,606	Ensign Energy Services, Inc.	6,594
106,730	Ezion Holdings, Ltd.*	620
4,488	Fugro NV*^	17,430
6,704	Hunting plc	17,636
22,482	John Wood Group plc	53,877
8,257	Lamprell plc*	2,023
1,000	Modec, Inc.	14,165
4,500	Mullen Group, Ltd.	24,101
2,400	North American Construction Group, Ltd.	15,046
3,324	Ocean Yield ASA	7,493
7,269	Odfjell Drilling, Ltd.*	8,199
2,900	Pason Systems, Inc.	15,852
6,196	Petrofac, Ltd.	13,742
18,993	Petroleum Geo-Services ASA*	7,622
16,362	Precision Drilling Corp.*	12,416
2,400	Raiznext Corp.	27,122
15,278	Saipem SpA	38,029
8,829	SBM Offshore NV	128,852
174	Schoeller-Blackman Oilfield Equipment AG	4,593
8,377	Secure Energy Services, Inc.	10,306
3,900	ShawCor, Ltd.	7,786
11,387	Subsea 7 SA*	71,906
1,677	Tecnicas Reunidas SA*	25,582
1,938	Tenaris SA	12,492
5,241	TGS NOPEC Geophysical Co. ASA	76,066
421	The Drilling Co of 1972 A/S*	8,865
900	Total Energy Services, Inc.	1,392
400	Toyo Kanetsu KK	7,832
13,311	Trican Well Service, Inc.*	8,041
268	Vallourec SA*^	11,166
10,270	Worley, Ltd.	62,207

		841,399

Entertainment (0.5%):
800	Akatsuki, Inc.	28,399
1,400	Ateam, Inc.	11,159
2,500	Avex, Inc.	19,779

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
3,818	Borussia Dortmund GMBH & Co. KGaA	$24,713
2,000	Capcom Co., Ltd.	72,597
4,665	Cineplex, Inc.	27,632
50,738	Cineworld Group plc	37,978
2,160	CTS Eventim AG & Co. KGaA*	89,708
1,600	Daiichikosho Co., Ltd.	47,889
3,000	DeNA Co., Ltd.	37,391
4,107	Event Hospitality And Entertainment, Ltd.	24,023
1,590	Gungho Online Enetertainment, Inc.	28,343
38,000	IGG, Inc.	31,117
594	Kinepolis Group NV*	26,825
4,500	KLab, Inc.*	30,357
2,000	Konami Holdings Corp.	66,632
40,000	Leyou Technologies Holdings, Ltd.*	13,167
1,700	Marvelous, Inc.	11,032
900	Nexon Co., Ltd.	20,330
400	Nintendo Co., Ltd.	178,012
200	Square Enix Holdings Co., Ltd.	10,088
510	Technicolor SA*	1,589
400	Toei Animation Co., Ltd.	18,655
200	Toei Co., Ltd.	26,722
2,851	UbiSoft Entertainment SA*	234,788
700	UUUM, Inc.*	16,072
2,949	Vivendi Universal SA	75,580
5,570	WildBrain, Ltd.*^	5,334

		1,215,911

Food & Staples Retailing (2.6%):
5,600	AEON Co., Ltd.	130,091
500	Ain Holdings, Inc.	32,720
800	Albis Co., Ltd.	16,200
3,200	Alcanna, Inc.*	8,298
8,272	Alimentation Couche-Tard, Inc.	259,422
1,309	Amsterdam Commodities NV	28,640
2,400	Arcs Co., Ltd.	48,227
1,537	Axfood AB	33,542
1,200	Axial Retailing, Inc.	47,890
600	Belc Co., Ltd.	41,007
16,444	Carrefour SA^	253,830
1,395	Casino Guichard-Perrachon SA*	51,666
1,100	Cawachi, Ltd.	28,327
400	Cocokara Fine, Inc.	21,510
14,148	Coles Group, Ltd.	168,014
2,636	Colruyt SA	144,937
400	Cosmos Pharmaceutical Corp.	61,313
1,300	Create SD Holdings Co., Ltd.	40,306
500	Daikokutenbussan Co., Ltd.	22,329
4,900	Dairy Farm International Holdings, Ltd.	22,820
800	Eco’s Co., Ltd.	14,256
3,691	Empire Co., Ltd., Class A	88,400
3,500	FamilyMart Co., Ltd.	60,072
1,600	Heiwado Co., Ltd.	28,044
890	ICA Gruppen AB	42,188
200	Itochu-Shokuhin Co., Ltd.	9,511
64,976	J Sainsbury plc	167,851
600	JM Holdings Co., Ltd.	16,739
600	Kato Sangyo Co., Ltd.	19,634
5,020	Kesko OYJ, Class A	81,369

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
8,384	Kesko OYJ, Class B	$143,240
1,200	Kobe Bussan Co., Ltd.	67,657
40,582	Koninklijke Ahold Delhaize NV	1,105,009
400	Kusuri NO Aoki Holdings Co., Ltd.	31,356
900	LAWSON, Inc.	45,133
800	Life Corp.	25,590
2,011	Loblaw Cos., Ltd.	97,943
1,430	Marr SpA	21,448
700	Matsumotokiyoshi Holdings Co., Ltd.	25,357
61,030	Metcash, Ltd.	114,569
10,912	METRO AG	103,083
3,317	Metro, Inc.	136,844
600	Ministop Co., Ltd.	8,400
900	Mitsubishi Shokuhin Co., Ltd.	22,909
1,200	Nihon Chouzai Co., Ltd.	17,817
1,801	North West Co., Inc.	39,379
9,500	Olam International, Ltd.	9,531
1,200	Qol Holdings Co., Ltd.	12,579
1,094	Rallye SA*	8,631
337	Rami Levy Chain Stores Hashikm	18,685
1,000	Retail Partners Co., Ltd.	15,752
600	San-A Co., Ltd.	22,927
12,300	Seven & I Holdings Co., Ltd.	401,454
28,900	Sheng Siong Group, Ltd.	34,267
6,398	Shufersal, Ltd.	41,789
1,454	Sligro Food Group NV	22,387
38,447	Sonae SGPS SA	27,691
1,000	Sugi Holdings Co., Ltd.	67,656
1,300	Sundrug Co., Ltd.	42,959
90,399	Tesco plc	255,205
400	Tsuruha Holdings, Inc.	55,067
2,100	United Supermarkets Holdings	22,097
2,200	Valor Holdings Co., Ltd.	42,872
700	Watahan & Co., Ltd.	12,450
1,000	Welcia Holdings Co., Ltd.	80,636
11,249	Wesfarmers, Ltd.	349,288
1,793	Weston (George), Ltd.	131,364
91,434	William Morrison Supermarkets plc	215,665
9,117	Woolworths Group, Ltd.	235,040
800	YAKUODO Holdings Co., Ltd.	19,539
700	Yamatane Corp.	7,738
700	Yaoko Co., Ltd.	49,966
2,800	Yokohama Reito Co., Ltd.	23,206

		6,221,328

Food Products (3.3%):
5,898	A2 Milk Co., Ltd.*	77,212
364	Agrana Beteiligungs AG	7,486
1,300	Ajinomoto Co., Inc.	21,601
44,180	Aryzta AG*	19,815
3,921	Associated British Foods plc	92,901
772	Atria OYJ	7,542
4,083	Austevoll Seafood ASA	33,761
23,247	Australian Agricultural Co., Ltd.*	16,592
363	Bakkafrost P/F*	22,876
53	Barry Callebaut AG, Registered Shares	101,038
6,130	Bega Cheese, Ltd.	18,834
125	Bell AG	31,654

Shares		Fair Value
Common Stocks, continued
Food Products, continued
854	Bonduelle S.C.A.	$20,572
2,000	Calbee, Inc.	55,312
1	Chocoladefabriken Lindt & Spruengli AG	85,875
800	Chubu Shiryo Co., Ltd.	12,102
12,278	Cloetta AB*	31,238
13,015	Costa Group Holdings, Ltd.	26,241
2,432	Cranswick plc	108,911
6,062	Danone SA*	418,858
1,700	Delfi, Ltd.	898
16,123	Devro plc	30,226
500	DyDo Group Holdings, Inc.	22,593
2,372	Ebro Foods SA	49,114
7,504	Elders, Ltd.	48,880
80	Emmi AG	69,775
27,100	First Resources, Ltd.	27,134
1,616	Forfarmers NV	9,870
9,500	Fraser & Neave, Ltd.	9,425
3,739	Freedom Foods Group, Ltd.	7,739
1,000	Fuji Oil Holdings, Inc.	25,821
5,217	Glanbia plc	59,026
260,400	Golden Agri-Resources, Ltd.	27,715
11,957	GrainCorp, Ltd.*	34,159
17,127	Greencore Group plc	26,671
3,373	Grieg Seafood ASA	34,565
1,923	Hilton Food Group plc	30,081
1,600	Hokuto Corp.	30,153
700	House Foods Group, Inc.	22,580
15,498	Inghams Group, Ltd.	34,243
2,700	Itoham Yonekyu Holdings, Inc.	16,246
300	Iwatsuka Confectionery Co., Ltd.	10,440
52,140	Japfa, Ltd.	25,720
300	J-Oil Mills, Inc.	11,083
800	Kagome Co., Ltd.	23,915
800	Kakiyasu Honten Co., Ltd.	19,204
400	Kameda Seika Co., Ltd.	19,202
700	Kenko Mayonnaise Co., Ltd.	12,554
492	Kerry Group plc, Class A	61,203
2,800	Kewpie Corp.	52,818
400	Kikkoman Corp.	19,265
900	Kotobuki Spirits Co., Ltd.	36,889
295	KWS Saat SE	22,070
500	Kyokuyo Co., Ltd.	12,609
147	Lassonde Industries, Inc.	16,787
3,154	Leroy Seafood Group ASA	18,958
17	Lotus Bakeries	54,019
2,349	Maple Leaf Foods, Inc.	49,337
1,200	Marudai Food Co., Ltd.	21,136
2,600	Maruha Nichiro Corp.	53,213
1,700	Megmilk Snow Brand Co., Ltd.	39,563
41	Mehadrin, Ltd.*	1,377
1,100	Meiji Holdings Co., Ltd.	87,487
800	Mitsui Sugar Co., Ltd.	14,700
1,300	Morinaga & Co., Ltd.	50,545
3,000	Morinaga Milk Industry Co., Ltd.	133,772
2,943	Mowi ASA	55,961
30,559	Nestle SA, Registered Shares	3,376,901
1,200	NH Foods, Ltd.	48,152

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
3,000	Nichirei Corp.	$87,174
800	Nippon Beet Sugar Manufacturing Co., Ltd.	13,973
1,200	Nippon Flour Mills Co., Ltd.	17,996
20,100	Nippon Suisan Kaisha, Ltd.	87,263
1,200	Nisshin Oillio Group, Ltd. (The)	37,427
900	Nisshin Seifun Group, Inc.	13,430
300	Nissin Foods Holdings Co., Ltd.	26,557
1,004	Norway Royal Salmon ASA	26,203
326	Orior AG	26,792
51,099	Premier Foods plc*	44,412
1,488	Premium Brands Holdings Corp.	94,932
2,000	Prima Meat Packers, Ltd.	53,478
33,700	PT Tiga Pilar Sejahtera Food Tbk*	75
3,268	Raisio Oyj, Class V	11,152
11,830	Ridley Corp., Ltd.	5,929
5,300	Rogers Sugar, Inc.	18,273
600	S Foods, Inc.	14,646
1,029	Salmar ASA*	49,164
2,346	Sanford, Ltd.	9,532
3,223	Saputo, Inc.	76,859
127	Savencia SA*	7,704
3,496	Scales Corp., Ltd.	11,034
3,767	Scandi Standard AB*	25,944
619	Schouw & Co.	49,260
2,304	Select Harvests, Ltd.	10,053
800	Showa Sangyo Co., Ltd.	24,499
306	Sipef SA	15,084
300	Starzen Co., Ltd.	11,804
1,353	Strauss Group, Ltd.	37,501
2,659	Suedzucker AG	41,865
2,371	Synlait Milk, Ltd.*	10,890
11,672	Tassal Group, Ltd.	27,919
14,193	Tate & Lyle plc	117,272
700	Toyo Suisan Kaisha, Ltd.	39,085
58	United International Enterprises	11,422
13,688	United Malt Grp, Ltd.*	39,041
1,955	Viscofan SA	127,495
22,000	Vitasoy International Holdings, Ltd.	84,727
400	Warabeya Nichiyo Holdings Co., Ltd.	6,318
264,612	WH Group, Ltd.(a)	227,092
8,000	Wilmar International, Ltd.	23,567
200	Yakult Honsha Co., Ltd.	11,773
1,000	Yamazaki Baking Co., Ltd.	17,183

		7,870,014

Gas Utilities (0.4%):
5,937	AltaGas, Ltd.	68,450
12,578	APA Group	96,827
7,208	Gas Natural SDG SA	133,967
28,295	Hong Kong & China Gas Co., Ltd.	43,756
16,993	Italgas SpA	98,595
800	K&O Energy Group, Inc.	11,287
2,400	Nippon Gas Co., Ltd.	103,030
2,600	Osaka Gas Co., Ltd.	51,297
2,830	Rubis SCA	135,824
1,300	Saibu Gas Co., Ltd.	32,359
1,300	Shizuoka Gas Co. Ltd.	11,896
10,212	Superior Plus Corp.	83,658

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
800	Toho Gas Co., Ltd.	$39,993
2,200	Tokyo Gas Co., Ltd.	52,624

		963,563

Health Care Equipment & Supplies (1.7%):
4,403	Alcon, Inc.*	252,342
523	Alcon, Inc.*	29,978
1,691	Ambu A/S, Class B	53,155
3,762	Ansell, Ltd.	95,537
11,514	Arjo AB, Class B	63,967
3,200	Asahi Intecc Co., Ltd.	90,942
470	BioMerieux*	64,526
478	Cochlear, Ltd.	62,351
1,014	Coloplast A/S, Class B	157,216
251	Coltene Holding AG	18,889
21,835	Convatec Group plc(a)	52,966
2,381	Demant A/S*	62,752
781	DiaSorin SpA	149,384
238	Draegerwerk AG & Co. KGaA*	15,819
509	Draegerwerk AG & Co. KGaA*	41,491
185	Eckert & Ziegler AG	30,866
2,223	Elekta AB, Class B	20,653
1,137	EssilorLuxottica SA*	145,716
4,164	Fisher & Paykel Healthcare Corp., Ltd.	96,263
4,443	Getinge AB, Class B	82,374
6,918	GN Store Nord A/S	368,396
405	Guerbet	15,300
800	Hogy Medical Co., Ltd.	24,619
3,200	HOYA Corp.	306,491
1,300	Jeol, Ltd.	36,050
1,134	Koninklijke Philips Electronics NV, NYS	53,117
5,935	Koninklijke Philips NV	276,350
700	Mani, Inc.	18,473
500	Menicon Co., Ltd.	24,555
1,200	Nakanishi, Inc.	15,648
1,100	Nihon Kohden Corp.	36,968
2,300	Nikkiso Co., Ltd.	21,898
8,900	Nipro Corp.	98,822
11,500	Olympus Corp.	221,523
900	Paramount Bed Holdings Co., Ltd.	36,644
457	Revenio Group OYJ	14,434
957	Sartorius AG	314,374
1,077	Sectra AB, Class B*^	61,230
700	Shofu, Inc.	9,750
3,702	Smith & Nephew plc	68,956
819	Sonova Holding AG, Registered Shares*	163,353
360	Stratec Se	35,172
1,200	Sysmex Corp.	92,181
4,400	Terumo Corp.	166,598
180	Ypsomed Holding AG	25,484

		4,093,573

Health Care Providers & Services (1.0%):
2,400	Alfresa Holdings Corp.	49,970
5,072	Amplifon SpA*	134,893
15,973	Arvida Group, Ltd.	14,918
6,164	Attendo AB*(a)	24,145
18,377	Australian Pharmaceutical Industries, Ltd.	14,549

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
700	BML, Inc.	$18,299
3,715	CareTech Holdings plc	19,964
6,200	CRH Medical Corp.*	12,972
862	CVS Group plc	10,990
3,603	Ebos Group, Ltd.	50,572
1,500	Elan Corp.	26,388
14,050	Estia Health, Ltd.	15,066
4,012	Extendicare, Inc.^	16,581
3,112	Fagron	65,397
6,326	Fresenius Medical Care AG & Co., KGaA*	539,295
3,263	Fresenius SE & Co. KGaA*	161,051
2,800	H.U. Group Holdings, Inc.	66,007
27,126	Healius, Ltd.	57,112
2,572	Humana AB*	13,059
2,000	Japan Lifeline Co., Ltd.	26,405
1,000	Japan Medical Dynamic Marketing, Inc.	15,131
16,930	Japara Healthcare, Ltd.	5,741
2,678	Korian SA	97,905
225	Lna Sante	12,000
3,204	Medical Facilities Corp.	10,244
25,952	Mediclinic International plc	84,999
2,000	Medipal Holdings Corp.	38,508
7,584	Metlifecare, Ltd.	25,302
1,800	N Field Co., Ltd.	9,138
2,200	Nichiigakkan Co., Ltd.	33,881
1,110	NMC Health plc*	394
18,765	Oceania Healthcare, Ltd.	11,054
11,311	Oriola Corp.	25,405
1,066	Orpea	123,117
23,400	Raffles Medical Group, Ltd.	15,516
1,997	Ramsay Health Care, Ltd.	92,022
873	Rhoen-Klinikum AG*	17,804
3,746	Ryman Healthcare, Ltd.	31,766
2,200	Ship Healthcare Holdings, Inc.	92,040
3,500	Sienna Senior Living, Inc.	23,851
59,044	Sigma Healthcare, Ltd.	25,550
1,900	Solasto Corp.	18,860
8,887	Spire Healthcare Group plc(a)	9,389
8,278	Summerset Group Holdings, Ltd.	34,754
1,100	Suzuken Co., Ltd.	41,006
1,800	Toho Holdings Co., Ltd.	33,498
500	Tokai Corp./Gifu	10,984
5,100	Tsukui Corp.	23,860
2,079	UDG Healthcare plc	18,471
3,435	Virtus Health, Ltd.	6,750
2,800	Vital Ksk Holdings, Inc.	26,753

		2,353,326

Health Care Technology (0.1%):
11,695	AGFA-Gevaert NV*	48,695
2,052	Ascom Holding AG*	18,733
857	CompuGroup Medical SE & Co KgaA	67,384
2,389	Emis Group plc	32,004
2,800	M3, Inc.	119,090
800	Nnit A/S(a)	14,156
1,258	Pro Medicus, Ltd.	23,018
1,213	Raysearch Laboratories AB*	11,249

		334,329

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.2%):
4,102	Accor SA*	$111,290
36,400	Accordia Golf Trust	17,979
600	AEON Fantasy Co., Ltd.	8,555
1,000	Arcland Service Holdings Co., Ltd.	17,728
23,206	Ardent Leisure Group, Ltd.*	6,273
7,016	Aristocrat Leisure, Ltd.	124,043
4,300	Atom Corp.	32,707
7,557	Autogrill SpA*	39,651
1,707	Basic-Fit NV*(a)	44,676
3,095	Betsson AB*	21,503
20,000	Cafe de Coral Holdings, Ltd.	41,577
1,533	Carnival plc, ADR	19,285
700	Central Sports Co., Ltd.	14,608
72,000	Century City International Holdings, Ltd.	3,713
485	CIE des Alpes	9,661
9,479	Collins Foods, Ltd.	62,330
2,000	Colowide Co., Ltd.	27,247
16,153	Compass Group plc	222,183
2,200	Corporate Travel Management, Ltd.	14,785
4,000	Create Restaurants Holdings In	26,401
4,576	Crown Resorts, Ltd.	30,572
1,900	Curves Holdings Co., Ltd.*	10,460
151	Do & Co. AG	7,704
1,951	Domino’s Pizza Enterprises, Ltd.	92,570
23,341	Domino’s Pizza Group plc	89,671
1,600	Doutor Nichires Holdings Co., Ltd.	25,845
4,906	Elior Group^(a)	27,904
1,486	Evolution Gaming Group AB(a)	88,532
6,500	Fairwood Holdings, Ltd.	14,578
4,759	Flight Centre Travel Group, Ltd.	36,748
1,791	Flutter Entertainment plc	235,073
2,326	Flutter Entertainment plc	304,918
800	Fuji Kyuko Co., Ltd.	24,937
600	Fujita Kanko, Inc.	9,461
557	Fuller Smith & Turner plc, Class A	5,308
28,010	Galaxy Entertainment Group, Ltd.	190,188
1,491	Gamesys Group plc*	15,856
200	Genki Sushi Co., Ltd.	4,286
113,000	Genting Singapore, Ltd.	61,800
36,100	GL Limited	15,620
2,773	Great Canadian Gaming Corp.*	55,219
7,557	Greggs plc	151,509
25,525	GVC Holdings plc	233,832
660	Hiday Hidaka Corp.	10,287
1,700	HIS Co., Ltd.	25,182
18,230	Hongkong & Shanghai Hotels (The)	16,495
11,300	Hotel Grand Central, Ltd.*	7,873
400	Ichibanya Co., Ltd.	17,600
2,240	InterContinental Hotels Group plc, ADR^	99,366
6,544	JD Wetherspoon plc	81,462
868	Jumbo Interactive, Ltd.	5,766
1,100	KFC Holdings Japan, Ltd.	30,537
6,856	Kindred Group plc	40,937
1,700	Komeda Holdings Co., Ltd.	28,830
1,900	Koshidaka Holdings Co., Ltd.	7,395
900	Kourakuen Holdings Corp.	12,937
400	Kura Sushi, Inc.	19,616

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,100	Kyoritsu Maintenance Co., Ltd.	$37,443
70,000	Macau Legend Development, Ltd.*	9,477
33,812	Marston’s plc	22,251
200	Matsuyafoods Holdings Co., Ltd.	6,770
500	McDonald’s Holdings Co., Ltd.	26,977
36,000	Melco International Development Ltd.	69,489
5,571	Melia Hotels International SA	23,630
25,327	MGM China Holdings, Ltd.	32,924
14,000	Miramar Hotel & Investment	25,063
10,745	Mitchells & Butlers plc*	25,010
400	Monogatari Corp. (The)	31,142
1,110	Mty Food Group, Inc.	19,904
64,000	NagaCorp, Ltd.	74,557
1,223	Orascom Development Holding AG*	11,328
200	Oriental Land Co., Ltd.	26,412
2,702	Pandox AB*	31,140
900	Pizza Pizza Royalty Corp.	5,530
10,182	PlayTech plc	35,467
12,439	Rank Group plc	22,531
600	Renaissance, Inc.	5,575
4,200	Resorttrust, Inc.	54,373
392	Restaurant Brands International, Inc.	21,415
2,757	Restaurant Brands International, Inc.	150,077
4,293	Restaurant Brands New Zealand, Ltd.*	32,787
17,404	Restaurant Group plc (The)	12,142
800	Ringer Hut Co., Ltd.	17,506
3,200	Round One Corp.	23,139
1,300	Royal Holdings Co., Ltd.^	22,601
1,200	Saint Marc Holdings Co., Ltd.	18,485
1,400	Saizeriya Co., Ltd.	27,051
16,988	Sands China, Ltd.	66,480
5,463	Scandic Hotels Group AB^(a)	19,163
44,000	Shangri-La Asia, Ltd.	37,977
56,868	SJM Holdings, Ltd.	63,576
1,360	SkiStar AB	13,937
28,026	Sky City Entertainment Group, Ltd.	43,618
6,100	Skylark Holdings Co., Ltd.	97,378
2,576	Sodexo SA	173,995
20,846	SSP Group plc	66,323
40,062	Star Entertainment Group, Ltd. (The)	78,878
2,000	Sushiro Global Holdings, Ltd.	44,047
58,230	Tabcorp Holdings, Ltd.	136,322
581	The Gym Group plc(a)	1,093
50,634	Thomas Cook Group plc*(b)	—
137	Tivoli A/S*	14,518
4,500	Tokyo Dome Corp.	32,274
800	Tokyotokeiba Co., Ltd.	26,669
2,200	Toridoll Holding Corp.	24,694
400	Tosho Co., Ltd.	4,739
7,082	TUI AG	33,638
5,022	Whitbread plc	138,057
41,297	William Hill plc	58,120
26,430	Wynn Macau, Ltd.	45,917
1,200	Yoshinoya Holdings Co., Ltd.	24,766
3,500	Zensho Holdings Co., Ltd.	70,644

		5,242,088

Shares		Fair Value
Common Stocks, continued
Household Durables (1.8%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	$10,641
4,812	Bang & Olufsen A/S*^	9,847
19,035	Barratt Developments plc	116,743
3,516	Bellway plc	110,766
1,477	Berkeley Group Holdings plc (The)	76,106
1,566	Bigben Interactive	19,678
3,728	Bonava AB	20,027
6,869	Bovis Homes Group plc	60,397
4,028	Breville Group, Ltd.	63,577
27,975	Cairn Home plc	27,312
3,700	Casio Computer Co., Ltd.	64,219
600	Chofu Seisakusho Co., Ltd.	12,605
1,800	Cleanup Corp.	9,532
1,800	Corona Corp.	17,259
9,695	Countryside Properties plc(a)	39,719
11,005	Crest Nicholson Holdings plc	26,919
1,076	De’Longhi*	28,166
7,507	DFS Furniture plc	15,356
1,000	Dorel Industries, Inc.	4,000
2,152	Duni AB	22,503
4,630	Electrolux AB, Series B, Class B	77,318
2,700	Es-Con Japan, Ltd.	20,455
800	Eslead Corp.	10,048
2,053	Fiskars OYJ Abp	23,608
2,700	FJ Next Co., Ltd.	21,488
49	Forbo Holding AG	70,906
1,600	Foster Electric Co., Ltd.	15,592
1,400	France Bed Holdings Co., Ltd.	10,958
1,600	Fuji Corp., Ltd.	7,971
900	Fujitsu General, Ltd.	18,430
14,200	Haseko Corp.	178,863
700	Hoosiers Holdings	3,441
187	Hunter Douglas NV*	9,973
10,452	Husqvarna AB, Class B	85,497
3,200	Iida Group Holdings Co., Ltd.	49,015
3,817	JM AB	85,820
10,600	Jvc Kenwood Corp.	16,032
958	Kaufman & Broad SA	33,001
1,300	LEC, Inc.	19,598
540	Leifheit AG*	15,019
62,400	Man Wah Holdings, Ltd.	59,732
18,466	McCarthy & Stone plc(a)	16,333
10	Metall Zug AG	14,928
1,363	Neinor Homes SA*(a)	13,950
6,900	Nikon Corp.	57,747
9,589	Nobia AB*	45,331
39,400	Panasonic Corp.	343,505
5,699	Persimmon plc	161,138
3,200	Pressance Corp.	35,188
6,708	Redrow plc	35,766
200	Rinnai Corp.	16,654
1,300	Sangetsu Corp.	18,363
1,048	SEB SA	173,019
13,000	Sekisui Chemical Co., Ltd.	185,969
3,200	Sekisui House, Ltd.	60,929
3,000	Sharp Corp.	31,914

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
13,600	Sony Corp.	$931,474
2,500	Space Value Holdings Co., Ltd.	8,166
2,200	Starts Corp., Inc.	45,046
6,900	Sumitomo Forestry Co., Ltd.	86,616
328	Surteco Group SE*	7,367
1,900	Tama Home Co., Ltd.	21,631
1,100	Tamron Co., Ltd.	18,981
51,750	Taylor Wimpey plc	91,282
20,687	Techtronic Industries Co., Ltd.	201,822
805	The Vitec Group plc	6,752
1,000	TOA Corp.	6,744
3,468	TomTom NV*	27,395
100	V-ZUG Holding AG*	8,235

		4,260,382

Household Products (0.3%):
5,732	Essity AB, Class B*	185,115
407	Henkel AG & Co. KGaA	33,821
1,700	Lion Corp.	40,763
14,255	Mcbride plc	11,015
1,600	Pigeon Corp.	61,868
5,635	PZ Cussons plc	12,933
2,279	Reckitt Benckiser Group plc	209,698
800	Unicharm Corp.	32,781

		587,994

Independent Power and Renewable Electricity Producers (0.5%):
2,002	Albioma SA	82,229
4,859	Boralex, Inc., Class A	110,611
1,800	Capital Power Corp.	37,103
26,474	Drax Group plc	84,289
3,321	EDP Renovaveis SA	45,847
1,300	Electric Power Development Co., Ltd.	24,650
2,480	ERG SpA	53,410
9,297	Falck Renewables SpA	56,742
56,093	Infigen Energy	36,553
3,741	Innergex Renewable Energy, Inc.	52,640
1,207	Kenon Holdings, Ltd.	23,827
10,105	Meridian Energy, Ltd.	31,339
15,630	New Energy Solar, Ltd.	12,435
4,661	Northland Power, Inc.	116,680
3,405	OPC Energy, Ltd.	27,753
2,000	Polaris Infrastructure, Inc.	21,276
1,917	Scatec Solar ASA*(a)	31,225
16,748	Transalta Corp.	99,323
3,700	Transalta Renewables, Inc.	39,769
3,369	Uniper SE	108,718
1,900	West Holdings Corp.	38,492

		1,134,911

Industrial Conglomerates (0.8%):
8,000	Chevalier International Holdings Ltd.	10,632
53,556	CIR SpA-Compagnie Industriali	25,009
45,930	CK Hutchison Holdings, Ltd.	294,443
615	DCC plc	51,210
2,000	Guoco Group, Ltd.	28,634
1,269	Indus Holding AG*	42,825
515	Italmobiliare SpA	16,811
1,500	Katakura Industries Co., Ltd.	15,899

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
1,800	Keihan Holdings Co., Ltd.	$80,186
23,700	Keppel Corp., Ltd.^	101,537
1,284	Lifco AB-B Shs	81,224
5,400	Nisshinbo Holdings, Inc.	39,099
1,487	Nolato AB*	100,160
23,000	NWS Holdings, Ltd.	19,872
2,675	Rheinmetall AG	231,339
7,600	Seibu Holdings, Inc.	82,535
57,400	SembCorp Industries, Ltd.	72,354
70,000	Shun Tak Holdings, Ltd.	26,043
3,281	Siemens AG, Registered Shares	385,379
6,758	Smiths Group plc	118,009
5,400	Tokai Holdings Corp.	49,765
1,900	Toshiba Corp.	60,558

		1,933,523

Insurance (3.0%):
4,753	Admiral Group plc	135,242
31,128	AEGON NV	92,578
3,360	Ageas NV	118,826
54,040	AIA Group, Ltd.	502,967
4,109	Alm Brand A/S*	38,341
7,457	ASR Nederland NV	228,618
11,584	Assicurazioni Generali SpA	175,050
1,203	AUB Group, Ltd.	12,207
71,643	Aviva plc	242,409
15,524	AXA SA*	323,945
999	Baloise Holding AG, Registered Shares	149,650
12,901	Beazley plc	65,465
7,384	Chesnara plc	26,468
2,213	Clal Insurance Enterprises Holdings, Ltd.*	18,527
2,983	CNP Assurances SA*	34,276
5,028	Coface SA*	32,923
4,900	Dai-ichi Life Holdings, Inc.	58,366
39,884	Direct Line Insurance Group plc	133,726
82	E-L Financial Corp., Ltd.	40,009
498	Fairfax Financial Holdings, Ltd.	153,880
1,054	FBD Holdings plc*	7,974
1,983	Gjensidige Forsikring ASA*	36,542
3,200	Great-West Lifeco, Inc.	56,107
1,465	Grupo Catalana Occidente SA	33,799
539	Hannover Rueck SE	92,702
5,987	Harel Insurance Investments &	32,454
15,099	Hastings Group Holdings, Ltd.(a)	36,231
1,855	Helvetia Holding AG	172,751
6,718	Hiscox, Ltd.	65,566
3,319	IA Financial Corp., Inc.	111,155
506	IDI Insurance Co., Ltd.	11,790
16,482	Insurance Australia Group, Ltd.	65,865
700	Intact Financial Corp.	66,633
6,700	Japan Post Holdings Co., Ltd.	47,650
64,369	Just Group plc*	41,820
7,487	Lancashire Holdings, Ltd.	75,278
72,758	Legal & General Group plc	198,653
2,683	Manulife Financial Corp.	36,507
13,895	Manulife Financial Corp.	189,250
25,567	Mapfre SA	45,438
40,419	Medibank Private, Ltd.	83,598

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,055	Menora Mivtachim Holdings, Ltd.	$10,625
16,641	Migdal Insurance & Financial Holding, Ltd.	8,667
2,100	MS&AD Insurance Group Holdings, Inc.	57,679
555	Muenchener Rueckversicherungs-Gesellschaft AG	144,024
20,116	NIB Holdings, Ltd.	64,296
5,826	NN Group NV	195,359
4,541	Phoenix Group Holdings plc	36,184
7,577	Phoenix Holdings, Ltd. (The)	28,212
5,968	Poste Italiane SpA(a)	51,817
2,517	Prudential plc, ADR	76,466
23,988	QBE Insurance Group, Ltd.	147,425
19,383	RSA Insurance Group plc	98,241
3,005	Sabre Insurance Group plc(a)	9,819
57,341	Saga plc	10,949
1,457	Sampo Oyj, Class A	50,053
5,815	SCOR SA*	159,129
8,029	Societa Cattolica di Assicuraz*	46,107
1,500	Sompo Holdings, Inc.	51,592
2,600	Sony Financial Holdings, Inc.	62,585
10,578	Steadfast Group, Ltd.	24,556
8,620	Storebrand ASA	44,542
3,075	Sun Life Financial, Inc.	113,006
21,865	Suncorp Group, Ltd.	139,947
353	Swiss Life Holding AG, Registered Shares	130,581
2,645	Swiss Re AG	203,672
5,900	T&D Holdings, Inc.	50,446
1,446	Talanx AG	53,659
1,600	Tokio Marine Holdings, Inc.	69,716
1,470	Topdanmark A/S	60,707
23	Trisura Group, Ltd.*	1,038
934	Tryg A/S	27,026
15,269	Unipol Gruppo Finanziario SpA*	59,296
22,967	UnipolSai Assicurazioni SpA	54,848
6,313	Uniqa Insurance Group AG	42,441
54	Vaudoise Assurances Holding SA	25,294
2,033	Vienna Insurance Group AG Wiener Versicherung Gruppe*	45,406
1,796	Wuestenrot & Wuerttembergische AG	30,557
1,270	Zurich Insurance Group AG	447,372

		7,024,575

Interactive Media & Services (0.4%):
1,083	Adevinta ASA, Class B*	10,920
22,069	Auto Trader Group plc(a)	143,769
300	Bengo4.com, Inc.*	28,554
9,425	Carsales.com, Ltd.	115,917
1,200	Dip Corp.	24,196
5,600	Gree, Inc.	23,996
3,100	Gurunavi, Inc.	21,266
800	Itokuro, Inc.*	9,855
3,100	Kakaku.com, Inc.	78,511
2,500	Kamakura Shinsho, Ltd.	26,060
2,000	mixi, Inc.	35,298
135	New Work SE	41,328
1,012	REA Group, Ltd.	75,721
29,220	Rightmove plc	197,441
1,046	Scout24 AG(a)	81,294
12,657	Solocal Group*	2,288

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
15,200	Z Holdings Corp.	$74,189
1,700	Zigexn Co., Ltd.	5,320

		995,923

Internet & Direct Marketing Retail (0.3%):
800	ASKUL Corp.	25,605
1,900	Belluna Co., Ltd.	10,679
18,446	Boohoo Group plc*	94,005
342	Delivery Hero SE*(a)	34,843
3,809	Dustin Group AB(a)	20,717
2,462	eDreams ODIGEO SA*	6,822
2,400	Enigmo, Inc.	29,599
22,749	Moneysupermarket.com Group plc	91,111
6,515	N Brown Group plc	2,830
1,472	Ocado Group plc*	36,947
7,306	On The Beach Group plc(a)	26,645
800	Open Door, Inc.*	9,628
2,202	Prosus NV*	204,351
2,059	Rocket Internet SE*(a)	44,235
1,817	Takkt AG*	18,527
6,523	Webjet, Ltd.	14,981
624	Zalando SE*(a)	43,882
1,200	ZOZO, Inc.	26,679

		742,086

IT Services (1.7%):
1,366	AddNode Group AB*	26,077
53	Adyen NV*(a)	77,209
370	Allgeier SE*	13,856
725	Alten SA*	62,261
3,748	Amadeus IT Group SA	195,003
733	Appen, Ltd.	17,225
3,853	Atea ASA	37,128
2,869	Atos SE*	244,171
1,266	Bechtle AG	222,527
1,900	CAC Holdings Corp.	21,011
2,722	Cancom SE	144,195
2,594	Capgemini SA	296,705
700	CGI, Inc.*	44,107
2,893	CGI, Inc.*	182,259
4,933	Columbus A/S*	5,555
5,202	Computacenter plc	105,642
10,319	Computershare, Ltd.	94,792
1,600	Comture Corp.	41,737
12,852	Data#3, Ltd.	40,406
500	Densan System Co., Ltd.	17,975
317	Devoteam SA	25,939
1,400	DTS Corp.	28,882
8,624	Econocom Group SA/NV	17,381
1,000	E-Guardian, Inc.	26,558
1,224	Enea AB*	21,971
16,132	Equiniti Group plc(a)	29,032
3,891	Fdm Group Holdings plc	43,822
457	Formula Systems 1985, Ltd.	35,424
700	Fujitsu, Ltd.	81,949
800	Future Corp.	12,760
3,523	GFT Technologies SE	42,711
6,665	Global Dominion Access SA*(a)	21,312

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,000	GMO Internet, Inc.	$82,823
400	GMO Payment Gateway, Inc.	41,689
287	Groupe Open*	3,121
2,320	HIQ International AB*	10,795
800	ID Holdings Corp.	10,466
6,538	Indra Sistemas SA*	51,301
1,200	Infocom Corp.	32,839
700	Information Services Internati	32,535
2,776	Iomart Group plc	12,049
1,100	Itochu Techno-Solutions Corp.	41,231
4,549	Kainos Group plc	42,175
400	Kanematsu Electronics, Ltd.	14,204
1,915	Knowit AB*	31,791
19,141	Link Administration Holdings, Ltd.	54,225
896	Matrix It, Ltd.	19,096
300	Mitsubishi Research Institute	11,983
9,872	NCC Group plc	21,689
600	NEC Networks & System Integrat	12,270
1,300	NET One Systems Co., Ltd.	43,352
3,000	Nihon Unisys, Ltd.	94,414
2,556	Nomura Research Institute, Ltd.	69,754
800	NS Solutions Corp.	21,850
2,200	Nsd Co., Ltd.	37,524
5,500	NTT Data Corp.	61,205
4,539	Ordina NV*	9,275
1,400	Otsuka Corp.	73,750
1,200	Poletowin Pitcrew Holdings, Inc.	10,016
663	Reply SpA	53,457
800	SCSK Corp.	38,878
159	Shopify, Inc., Class A*	150,923
800	Softbank Technology Corp.	27,426
4,633	Softcat plc	62,510
857	Sopra Steria Group	105,450
16,000	Sunevision Holdings, Ltd.	12,587
519	Sword Group*	16,608
1,200	TDC Soft, Inc.	11,102
2,800	TechMatrix Corp.	48,585
3,894	The Citadel Group, Ltd.	8,532
1,232	Tieto OYJ*	33,570
4,500	TIS, Inc.	95,724
727	Worldline SA*(a)	62,805

		3,953,161

Leisure Products (0.3%):
1,179	Accell Group*	29,085
1,700	Bandai Namco Holdings, Inc.	89,357
1,106	BRP, Inc.	47,177
1,319	Games Workshop Group plc	130,855
800	Globeride, Inc.	15,004
72,000	Goodbaby International Holdings, Ltd.*	8,089
2,500	Heiwa Corp.	41,771
700	Kawai Musical Instruments Manufacturing Co., Ltd.	18,037
500	Mars Group Holdings Corp.	7,547
2,702	Maytronics, Ltd.	30,757
800	Mizuno Corp.	15,379
26,132	Photo-Me International plc	17,762
1,200	Sankyo Co., Ltd.	29,001
3,600	Sega Sammy Holdings, Inc.	43,075

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
1,337	Spin Master Corp.*(a)	$24,161
1,169	Technogym SpA*(a)	9,730
1,995	Thule Group AB (The)(a)	50,316
4,700	Tomy Co., Ltd.	37,058
385	Trigano SA	40,273
700	Universal Entertainment Corp.	13,724
500	Yamaha Corp.	23,527

		721,685

Life Sciences Tools & Services (0.6%):
125	Bachem Holding AG, Class B	32,822
2,607	Biotage AB*	38,960
600	Cmic Holdings Co., Ltd.	7,949
1,200	Eps Holdings, Inc.	11,477
478	Eurofins Scientific SE	299,636
1,626	Gerresheimer AG	149,615
1,600	Linical Co., Ltd.	12,511
1,100	Lonza Group AG, Registered Shares	580,176
1,322	Qiagen NV*	56,595
627	Sartorius Stedim Biotech	158,250
1,600	Shin Nippon Biomedical Laborat	9,619
97	Siegfried Holding AG*	44,001
299	Tecan Group AG	105,813

		1,507,424

Machinery (3.9%):
3,060	Aalberts NV	100,163
2,600	Aichi Corp.	17,919
2,100	Aida Engineering, Ltd.	14,197
5,348	Alfa Laval AB*	117,183
1,607	Alimak Group AB(a)	17,374
900	Alinco, Inc.	7,779
901	Alstom SA	41,846
10,200	Amada Holdings Co., Ltd.	83,382
2,790	Andritz AG*	101,458
2,000	Anest Iwata Corp.	15,542
2,700	Asahi Diamond Industrial Co., Ltd.	12,269
2,774	Atlas Copco AB	102,470
4,706	Atlas Copco AB, Class A	199,065
1,149	ATS Automation Tooling Systems, Inc.*	16,185
1,300	Bando Chemical Industries, Ltd.	7,886
2,296	Beijer Alma AB, Class B	23,521
506	Bobst Group SA	29,857
10,601	Bodycote plc	82,277
243	Bucher Industries AG	69,893
66	Burckhardt Compression Holding AG	16,142
1,623	Cargotec OYJ	37,615
500	Chugai Ro Co., Ltd.	7,119
27,705	CNH Industrial NV	193,527
2,050	Concentric AB*	28,985
1,110	Construcc y Aux de Ferrocarr SA	40,256
56	Conzzeta AG	50,157
168	Daetwyler Holding AG	32,814
600	Daifuku Co., Ltd.	52,428
1,900	Daihatsu Diesel Manufacturing Co., Ltd.	7,659
2,100	Daiwa Industries, Ltd.	17,682
3,272	Danieli & C Officine Meccaniche SpA	26,674
2,280	Danieli & C Officine Meccaniche SpA	29,117

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
7,304	Deutz AG*	$34,314
6,200	DMG Mori Co., Ltd.	75,235
2,668	Duerr AG	69,459
3,400	Ebara Corp.	79,692
4,630	Electrolux Professional AB, Class B*	16,894
2,774	Epiroc AB	33,891
6,356	Epiroc AB, Class A	79,110
1,500	Exco Technologies, Ltd.	7,404
300	FANUC Corp.	53,615
114	Feintool International Holding AG*	5,810
19,282	Fincantieri SpA*	13,231
1,579	Fluidra SA*	20,848
2,000	Fuji Corp.	34,987
1,700	Furukawa Co., Ltd.	17,271
4,784	GEA Group AG	150,967
152	Georg Fischer AG	130,341
2,000	Glory, Ltd.	45,457
2,253	Haldex AB*	9,055
26,103	Heidelberger Druckmaschinen AG*	16,706
12,800	Hino Motors, Ltd.	86,483
1,200	Hisaka Works, Ltd.	8,281
3,600	Hitachi Construction Machinery Co., Ltd.	99,587
12,300	Hitachi Zosen Corp.	44,847
500	Hosokawa Micron Corp.	26,476
8,500	IHI Corp.	122,963
14,403	IMI plc	164,407
755	Industria Macchine Automatiche*	45,341
2,802	Interpump Group SpA	83,130
17	Interroll Holding AG, Registered Shares	34,271
1,300	Iseki & Co., Ltd.	13,350
3,200	Japan Steel Works, Ltd. (The)	45,492
885	JOST Werke AG*(a)	29,846
8,700	JTEKT Corp.	67,613
2,600	Juki Corp.	13,320
3,751	Jungheinrich AG*	87,171
609	Kardex Holding AG	110,950
900	Kato Works Co., Ltd.	10,178
6,900	Kawasaki Heavy Industries, Ltd.	99,291
2,997	Kion Group AG*	183,971
400	Kitagawa Iron Works Co., Ltd.	5,943
1,400	Kito Corp.	17,555
5,100	Kitz Corp.	32,499
572	Koenig & Bauer AG*	12,719
15,400	Komatsu, Ltd.	314,894
184	Komax Holding AG*	29,850
2,900	Komori Corp.	18,906
2,802	Kone OYJ, Class B	192,529
1,994	Konecranes OYJ	44,998
779	Krones AG	49,834
6,700	Kubota Corp.	99,935
2,600	Kurita Water Industries, Ltd.	72,147
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,158
600	Maezawa Kyuso Industries Co., Ltd.	11,172
1,600	Makino Milling Machine Co., Ltd.	49,034
600	Makita Corp.	21,793
586	Manitou Bf SA*	11,437
800	Max Co., Ltd.	11,290

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,600	Meidensha Corp.	$42,106
400	Metawater Co., Ltd.	18,474
2,177	Metso Outotec Oyj	11,993
4,700	Metso Oyj	153,794
7,432	MINEBEA MITSUMI, Inc.	134,769
900	Misumi Group, Inc.	22,489
9,000	Mitsubishi Heavy Industries, Ltd.	212,345
1,000	Mitsubishi Logisnext Co., Ltd.	8,819
700	Mitsuboshi Belting Co., Ltd.	10,972
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	11,174
700	Miura Co., Ltd.	29,111
19,488	Morgan Advanced Materials plc	58,138
1,500	Morita Holdings Corp.	26,179
1,700	Nabtesco Corp.	52,374
1,100	Nachi-Fujikoshi Corp.	34,615
2,000	Namura Shipbuilding Co., Ltd.	2,913
2,956	NFI Group, Inc.	36,258
2,500	NGK Insulators, Ltd.	34,524
1,569	Nilfisk Holding A/S*	21,646
3,900	Nippon Thompson Co., Ltd.	12,233
800	Nitta Corp.	17,383
500	Nitto Kohki Co., Ltd.	8,255
1,900	Nitto Seiko Co., Ltd.	8,088
300	Noritake Co., Ltd.	9,793
1,533	Norma Group SE*	40,752
1,000	NS Tool Co., Ltd.	25,207
7,000	NSK, Ltd.	51,918
14,800	NTN Corp.	29,548
7,984	OC Oerlikon Corp. AG	65,029
1,700	Oiles Corp.	22,026
600	Okuma Corp.	25,682
400	Organo Corp.	21,595
4,900	OSG Corp.	75,042
1,045	Palfinger AG*	23,093
330	Pfeiffer Vacuum Technology AG	60,783
118	Rational AG	65,989
70	Rieter Holding AG	6,446
40,796	Rotork plc	141,318
1,800	Ryobi, Ltd.	20,106
2,213	Sandvik AB*	41,290
332	Schindler Holding AG, Registered Shares	78,143
42,900	SembCorp Marine, Ltd.*	13,121
388	SFS Group AG	36,296
1,000	Shibaura Machine Co., Ltd.	20,013
1,200	Shima Seiki Manufacturing, Ltd.	17,103
1,900	Shinmaywa Industries, Ltd.	17,804
78,000	Singamas Container Holdings, Ltd.	5,135
2,200	Sintokogio, Ltd.	16,135
3,528	Skellerup Holdings, Ltd.	4,896
11,535	SKF AB, Class B	214,089
100	SMC Corp.	51,047
2,300	Sodick Co., Ltd.	16,988
1,777	Spirax-Sarco Engineering plc	219,356
891	Stabilus SA	46,666
1,600	Star Micronics Co., Ltd.	17,797
849	Sulzer AG, Registered Shares	67,590
3,700	Sumitomo Heavy Industries, Ltd.	80,535

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
14,200	Sunningdale Tech, Ltd.	$10,150
3,900	Tadano, Ltd.	32,524
900	Takeuchi Manufacturing Co., Ltd.	14,953
3,400	Takuma Co., Ltd.	46,712
3,629	Talgo SA*(a)	17,264
478	Technotrans SE*	8,841
800	Teikoku Electric Manufacturing Co., Ltd.	9,222
2,900	THK Co., Ltd.	71,734
3,900	Tocalo Co., Ltd.	41,904
1,200	Tokyo Keiki, Inc.	10,928
1,400	Torishima Pump Manufacturing Co., Ltd.	10,471
7,217	Trelleborg AB*	104,914
1,098	Troax Group AB	17,210
2,700	Tsubaki Nakashima Co., Ltd.	21,076
1,400	Tsubakimoto Chain Co.	33,952
4,900	Tsugami Corp.	40,901
1,200	Tsukishima Kikai Co., Ltd.	13,030
600	Tsurumi Manufacturing Co., Ltd.	10,251
6,727	Valmet Corp.	175,319
803	Vat Group AG(a)	146,437
1,074	VBG Group AB, Class B*	16,135
6,262	Vesuvius plc	30,049
5,758	Volvo AB, Class A	88,386
30,530	Volvo AB, Class B	477,387
689	Vossloh AG*	30,068
1,416	Wacker Neuson SE*	21,360
7,232	Wartsila OYJ Abp, Class B	59,692
560	Washtec AG*	23,038
2,874	Weir Group plc (The)	37,791
3,000	Yamabiko Corp.	25,014
123,200	Yangzijiang Shipbuilding Holdings, Ltd.	82,331
7,188	Zardoya Otis SA	49,142

		9,275,558

Marine (0.4%):
32	A.P. Moeller — Maersk A/S, Class A	34,710
40	A.P. Moeller — Maersk A/S, Class B	46,569
1,600	Algoma Central Corp.	11,858
3,578	American Shipping Co. ASA	9,613
556	Clarkson plc	15,501
1,333	D/S Norden A/S	17,929
1,307	DFDS A/S*	40,293
1,044	Hapag-Lloyd AG^(a)	60,794
3,300	Iino Kaiun Kaisha, Ltd.	10,407
9,940	Irish Continental Group	39,566
2,300	Japan Transcity Corp.	10,770
3,000	Kawasaki Kisen Kaisha, Ltd.*	28,252
1,059	Kuehne & Nagel International AG, Registered Shares*	175,775
3,800	Mitsui O.S.K. Lines, Ltd.	67,324
7,000	Nippon Yusen KK	98,504
600	NS United Kaiun Kaisha, Ltd.	8,277
246,000	Pacific Basin Shipping, Ltd.	36,075
89,000	Sitc International Holdings Co., Ltd.	94,832
1,962	Stolt-Nielsen, Ltd.	17,849

		824,898

Media (1.2%):
1,267	4imprint Group plc	38,638
5,715	Aimia, Inc.*	12,504

Shares		Fair Value
Common Stocks, continued
Media, continued
18,743	Altice Europe NV, Class A*	$72,158
1,460	Altice Europe NV, Class B*	5,580
65	APG SGA SA*	12,130
14,475	Arnoldo Mondadori Editore SpA*	15,579
2,124	Ascential plc(a)	7,612
4,886	Atresmedia Corp. de Medios de Comuicacion SA	12,756
1,891	Bloomsbury Publishing plc	4,684
6,744	Cairo Communication SpA*	11,100
701	Cogeco Communications, Inc.	50,512
400	Cogeco, Inc.	23,875
5,394	Corus Entertainment, Inc.	11,365
1,600	Cyberagent, Inc.	78,500
3,302	Daily Mail & General Trust plc	28,225
3,900	Dentsu Group, Inc.	92,521
3,391	Euromoney Institutional Investor plc	32,947
8,672	Eutelsat Communications SA	79,898
1,700	F@n Communications, Inc.	7,104
2,800	Fuji Media Holdings, Inc.	26,964
4,000	Hakuhodo DY Holdings, Inc.	47,543
8,376	HT&E, Ltd.	6,924
8,773	Hyve Group plc	10,809
5,113	Informa plc	29,744
2,000	Intage Holdings, Inc.	16,406
1,711	Ipsos	42,805
119,144	ITV plc	110,077
9,582	Ive Group, Ltd.	5,282
3,439	JCDecaux SA*	63,869
2,300	Kadokawa Corp.	47,193
2,312	Kin And Carta plc	1,757
6,412	Lagardere SCA*	91,141
3,548	Liberty Global plc, Series C*	76,318
1,449	Liberty Global plc, Class A*	31,675
1,664	M6 Metropole Television SA*	18,752
1,300	Macromill, Inc.	8,907
8,183	Mediaset Espana Comunicacion SA*	30,224
24,075	Mediaset SpA*	42,775
3,270	Modern Times Group MTG AB, Class B*	35,453
80,679	Nine Entertainment Co. Holdings, Ltd.	77,263
3,035	Nordic Entertainment Group AB, Class B	92,751
15,502	NOS SGPS SA*	67,568
1,307	NRJ Group*	8,072
19,083	Ooh!media, Ltd.	12,204
6,014	Otello Corp. ASA*	7,506
3,968	Pearson plc, ADR	28,689
5,688	Pearson plc	40,652
68,000	PICO Far East Holdings, Ltd.	10,352
13,544	Promotora de Informaciones SA*	7,626
1,300	Proto Corp.	12,123
6,106	Publicis Groupe SA	197,372
4,026	Quebecor, Inc., Class B	86,517
4,571	RAI Way SpA(a)	30,017
19,457	Reach plc	18,549
1,406	RTL Group*	44,977
4,177	Sanoma OYJ	42,246
641	Schibsted ASA, Class A*	16,729
435	Schibsted ASA, Class B*	10,310
16,754	SES Global, Class A	114,293

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
60,999	Seven West Media, Ltd.*	$3,897
7,456	Shaw Communications, Inc.	121,981
44,700	Singapore Press Holdings, Ltd.	40,801
74,550	Sky Network Television, Ltd.*	7,208
7,900	SKY Perfect JSAT Holdings, Inc.	29,309
4,175	Societe Television Francaise 1*	22,550
500	SoldOut, Inc.	12,094
150,132	Southern Cross Media Group, Ltd.	18,359
1,167	Stroeer SE & Co. KGaA*	78,454
1,586	Telenet Group Holding NV	65,213
15,000	Television Broadcasts, Ltd.	17,417
1,900	Tokyo Broadcasting System Hold	30,326
1,400	TV Asahi Holdings Corp.	20,398
500	TV Tokyo Holdings Corp.	10,991
232	TX Group AG	17,215
1,000	ValueCommerce Co., Ltd.	26,831
500	Wowow, Inc.	11,225
27,313	WPP Aunz, Ltd.	5,298
10,008	WPP plc	78,088
700	Zenrin Co., Ltd.	7,880

		2,893,657

Metals & Mining (5.0%):
3,860	Acerinox SA	31,091
1,039	Agnico Eagle Mines, Ltd.	66,558
400	Aichi Steel Corp.	11,351
16,681	Alacer Gold Corp.*	114,656
17,409	Alamos Gold, Inc., Class A	162,368
2,200	Altius Minerals Corp.	15,786
48,066	Alumina, Ltd.	54,160
723	Amg Advanced Metallurgical Group N.V.	12,882
4,799	Anglo American plc	110,911
4,749	Antofagasta plc	55,066
2,880	Aperam SA	80,150
4,677	ArcelorMittal*	49,105
12,400	Argonaut Gold, Inc.*	23,386
1,100	Asahi Holdings, Inc.	29,118
63,720	Aurelia Metals, Ltd.	22,182
1,731	Aurubis AG	106,619
58,345	B2Gold Corp.	331,828
5,920	Barrick Gold Corp.	159,318
1,875	Bekaert NV	36,710
2,256	BHP Group, Ltd., ADR	112,191
35,937	BHP Group, Ltd.	891,579
15,819	Billiton plc, ADR	650,952
8,732	BlueScope Steel, Ltd.	70,801
4,606	Boliden AB	104,651
17,700	Capstone Mining Corp.*	10,823
73,572	Centamin plc	167,405
8,200	Centerra Gold, Inc.	91,521
4,374	Central Asia Metals plc	7,930
16,254	China Gold International Resources Corp., Ltd.*	8,861
1,300	Daido Steel Co., Ltd.	39,874
2,700	Daiki Aluminium Industry Co., Ltd.	14,205
1,900	DOWA Mining Co.	57,645
10,500	Dundee Precious Metals, Inc.	69,154
4,662	Eldorado Gold Corp.*	44,958
3,600	Endeavour Mining Corp.*	87,122

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,456	Equinox Gold Corp.*	$16,283
539	Eramet*	19,296
2,899	Ero Copper Corp.*	42,009
40,854	Evolution Mining, Ltd.	163,278
16,814	EVRAZ plc	59,936
22,438	Ferrexpo plc	48,165
24,023	First Quantum Minerals, Ltd.	191,490
51,462	Fortescue Metals Group, Ltd.	493,644
5,947	Fortuna Silver Mines, Inc.*	30,230
327	Franco Nevada Corp.	45,662
4,271	Fresnillo plc	44,477
21,419	Galaxy Resources, Ltd.*	11,574
8,215	Galiano Gold, Inc.*	10,894
119,817	Glencore plc	253,569
1,100	Godo Steel, Ltd.	18,666
4,758	Granges AB*	37,629
5,096	Guyana Goldfields, Inc.*	6,532
18,140	Highland Gold Mining, Ltd.	52,209
4,214	Hill & Smith Holdings plc	64,886
3,000	Hitachi Metals, Ltd.	35,722
15,125	Hochschild Mining plc	36,362
12,495	Hudbay Minerals, Inc.	37,833
15,631	IAMGOLD Corp.*	62,068
17,091	IGO, Ltd.	57,669
5,323	Iluka Resources, Ltd.	31,493
14,498	Imdex, Ltd.	11,116
22,146	Ivanhoe Mines, Ltd., Class A*	62,813
9,400	JFE Holdings, Inc.	67,337
50,009	Jupiter Mines, Ltd.	9,690
14,214	KAZ Minerals plc	87,856
84,792	Kinross Gold Corp.*	612,171
8,443	Kirkland Lake Gold, Ltd.	347,697
10,600	Kobe Steel, Ltd.*	36,408
1,800	Kyoei Steel, Ltd.	21,561
800	Labrador Iron Ore Royalty Corp.	14,304
14,207	Lucara Diamond Corp.	6,489
19,726	Lundin Mining Corp.	105,794
24,310	Lynas Corp., Ltd.*	32,854
11,288	MACA, Ltd.	6,743
48,387	Macmahon Holdings, Ltd.	8,550
4,545	Major Drilling Group International, Inc.*	14,364
1,400	Maruichi Steel Tube, Ltd.	34,779
176,000	Midas Holdings, Ltd.*	4,547
10,123	Mineral Resources, Ltd.	148,477
3,300	Mitsubishi Materials Corp.	69,654
500	Mitsubishi Steel Manufacturing Co., Ltd.	3,116
4,200	Mitsui Mining & Smelting Co., Ltd.	85,322
25,100	Mount Gibson Iron, Ltd.	10,598
2,200	Neturen Co., Ltd.	11,185
27,410	New Gold, Inc.*	37,155
5,067	Newcrest Mining, Ltd.	112,937
6,200	Nippon Denko Co., Ltd.*	9,721
37,000	Nippon Light Metal Holdings Co.	64,540
16,595	Nippon Steel Corp.	156,094
930	Nippon Yakin Kogyo Co., Ltd.	13,800
200	Nittetsu Mining Co., Ltd.	8,132
12,148	Norsk Hydro ASA*	33,616

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
23,830	Northern Star Resources, Ltd.	$226,760
43,028	OceanaGold Corp.*	100,168
21,175	OM Holdings, Ltd.	4,963
16,975	Orocobre, Ltd.*	27,094
500	Osaka Steel Co., Ltd.	5,603
3,181	Osisko Gold Royalties, Ltd.	31,777
10,428	Outokumpu OYJ*	29,703
10,477	OZ Minerals, Ltd.	79,582
900	Pacific Metals Co., Ltd.	12,807
1,217	Pan American Silver Corp.	36,965
14,658	Pan American Silver Corp. — CVR*	10,055
33,353	Perenti Global, Ltd.	26,690
73,744	Perseus Mining, Ltd.*	68,051
57,911	Petra Diamonds, Ltd.*	1,319
176,214	Petropavlovsk plc*	54,881
9,700	Premier Gold Mines, Ltd.*	15,793
5,733	Pretium Resources, Inc.*	47,979
23,878	Ramelius Resources, Ltd.	33,330
25,382	Regis Resources, Ltd.	93,319
47,236	Resolute Mining, Ltd.*	37,921
550	Rio Tinto plc	30,943
13,055	Rio Tinto plc, Registered Shares, ADR	733,429
5,809	Rio Tinto, Ltd.	393,783
6,000	Sabina Gold & Silver Corp.*	8,619
2,148	Salzgitter AG*	30,193
11,858	Sandfire Resources, Ltd.	41,682
4,142	Sandstorm Gold, Ltd.*	39,760
1,600	Sanyo Special Steel Co., Ltd.	13,129
38,220	Saracen Mineral Holdings, Ltd.*	146,747
21,718	Schmolz + Bickenbach AG*	4,467
16,210	Semafo, Inc.*	55,291
32,896	Silver Lake Resources, Ltd.*	49,254
12,294	Sims, Ltd.	67,341
52,227	South32, Ltd.	73,931
4,092	SSAB AB, Class A*	11,249
24,187	SSAB AB, Class B*^	64,033
4,935	SSR Mining, Inc.*	105,179
28,648	St. Barbara, Ltd.	63,700
11,400	Straits Trading Co., Ltd.	13,026
3,100	Sumitomo Metal & Mining Co., Ltd.	86,570
17,269	Syrah Resources, Ltd.*	3,291
10,787	Teck Cominco, Ltd., Class B	113,004
1,985	Teck Resources, Ltd., Class B	20,684
9,775	Teranga Gold Corp.*	88,576
3,912	ThyssenKrupp AG*	27,663
1,900	Toho Titanium Co., Ltd.	11,396
700	Toho Zinc Co., Ltd.*	9,941
1,100	Tokyo Rope Manufacturing Co. Ltd.*	5,822
5,300	Tokyo Steel Manufacturing Co., Ltd.	30,471
1,300	Topy Industries, Ltd.	14,722
4,685	Torex Gold Resources, Inc.*	73,827
9,694	Trevali Mining Corp.*	643
33,241	Turquoise Hill Resources, Ltd.*	24,489
1,500	UACJ Corp.	26,841
4,420	Voestalpine AG	94,955
4,200	Wesdome Gold Mines, Ltd.*	36,294
14,139	Western Areas, Ltd.	25,868

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
12,851	Westgold Resources, Ltd.*	$18,798
519	Wheaton Precious Metals Corp.	22,830
1,402	Wheaton Precious Metals Corp.	61,758
42,447	Yamana Gold, Inc.	230,779
1,600	Yamato Kogyo Co., Ltd.	32,585
800	Yodogawa Steel Works, Ltd.	13,920

		11,990,156

Multiline Retail (0.5%):
40,020	B&M European Value Retail SA	196,875
247	Canadian Tire Corp., Class A	21,406
2,909	Dollarama, Inc.	96,781
15,946	Europris ASA(a)	77,078
500	Fuji Co., Ltd./Ehime	8,693
3,300	H2O Retailing Corp.	22,045
15,674	Harvey Norman Holdings, Ltd.	38,627
6,800	Isetan Mitsukoshi Holdings, Ltd.	38,995
1,800	Izumi Co., Ltd.	56,950
6,000	J. Front Retailing Co., Ltd.	39,983
400	Kintetsu Department Store Co., Ltd.	11,310
24,500	Lifestyle International Holdings, Ltd.	20,209
73,250	Marks & Spencer Group plc	89,726
1,300	Marui Group Co., Ltd.	23,480
30,000	Metro Holdings, Ltd.	15,744
47,139	Myer Holdings, Ltd.*	6,114
1,643	Next plc	99,474
5,600	Pan Pacific International Holdings Corp.	122,829
6,200	Ryohin Keikaku Co., Ltd.	87,756
600	Sanyo Electric Railway Co., Ltd.	12,247
1,000	Seria Co., Ltd.	35,554
6,000	Takashimaya Co., Ltd.	50,089
3,557	Tokmanni Group Corp.	52,461
4,000	Wing On Company International, Ltd.	9,027

		1,233,453

Multi-Utilities (0.7%):
3,187	Acea SpA	61,114
5,070	AGL Energy, Ltd.	59,778
4,420	Algonquin Power & Utilities Corp.	57,147
805	Atco, Ltd.	23,882
1,466	Canadian Utilities, Ltd., Class A	36,504
253,408	Centrica plc	120,803
5,904	E.ON SE	66,372
17,405	Engie Group*	214,817
5,714	Hera SpA*	21,458
11,786	Iren SpA	29,181
33,157	ITL AEM SpA	46,892
110,123	Keppel Infrastructure Trust	43,001
4,048	National Grid plc, ADR^	245,875
11,914	Ren – Redes Energeticas Nacion	32,503
8,606	RWE AG	301,046
7,455	Suez	87,281
3,114	Telecom Plus plc	54,882
6,009	Vector, Ltd.	13,950
5,040	Veolia Environnement SA	113,193

		1,629,679

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.3%):
9,181	Advantage Oil & Gas, Ltd.*	$11,228
24,155	Africa Oil Corp.*	19,041
2,005	Aker BP ASA	36,623
12,816	Ampol, Ltd.	260,273
7,200	Anglo Pacific Group plc	11,978
13,244	ARC Resources, Ltd.	44,491
18,809	Athabasca Oil Corp.*	2,494
25,572	Baytex Energy Corp.*	12,999
2,064	Baytex Energy Corp.*	1,041
103,499	Beach Energy, Ltd.	109,248
17,741	Birchcliff Energy, Ltd.	14,900
33,110	BP plc, ADR	772,124
173,000	Brightoil Petroleum Holdings, Ltd.*	6,280
610	BW Energy, Ltd.*	1,091
2,656	BW LPG, Ltd.(a)	8,297
26,063	Cairn Energy plc*	37,988
9,946	Cameco Corp.	101,995
5,227	Cameco Corp.	53,577
13,900	Canacol Energy, Ltd.	39,322
30,759	Canadian Natural Resources, Ltd.	533,649
16,028	Canadian Natural Resources, Ltd.	279,368
3,012	Cardinal Energy, Ltd.	1,176
11,375	Cenovus Energy, Inc.	53,121
7,600	Cenovus Energy, Inc.	35,553
13,100	China Aviation Oil Singapore Corp., Ltd.	9,425
40,015	Cooper Energy, Ltd.*	10,364
3,700	Cosmo Energy Holdings Co., Ltd.	53,917
8,781	Crescent Point Energy	14,313
7,561	Crescent Point Energy Corp.	12,254
8,223	Crew Energy, Inc.*	1,848
854	CropEnergies AG	8,574
252	Delek Group, Ltd.*	6,042
39,162	DNO ASA	23,621
7,379	Enagas SA	180,106
7,622	Enbridge, Inc.	231,793
31,200	ENEOS Holdings, Inc.	110,563
17,700	Enerplus Corp.	49,811
43,854	ENI SpA	417,554
114,028	EnQuest plc*	20,264
23,332	Equinor ASA	331,953
1,004	Equital, Ltd.*	18,359
1,390	Etablissements Maurel et Prom SA*	2,736
9,112	Euronav NV	73,238
1,579	Exmar NV*	3,934
1,267	FLEX LNG, Ltd.^	5,845
3,700	Freehold Royalties, Ltd.	9,595
1,400	Frontera Energy Corp.	3,507
3,784	Frontline, Ltd.	26,279
3,100	Fuji Oil Co., Ltd.	4,917
2,438	Galp Energia SGPS SA	28,160
1,113	Gaztransport et Technigaz SA	84,729
6,249	Genel Energy plc	10,009
7,750	Gibson Energy, Inc.	120,641
19,607	Gran Tierra Energy, Inc.*	6,644
18,883	Gulf Keystone Petroleum, Ltd.	20,915
4,281	Hoegh Lng Holdings, Ltd.	4,974
11,767	Husky Energy, Inc.	38,663

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,200	Idemitsu Kosan Co., Ltd.	$67,900
3,270	Imperial Oil, Ltd.^	52,613
1,542	Imperial Oil, Ltd.	24,749
28,800	INPEX Corp.	178,325
12,682	Inter Pipeline, Ltd.	118,094
2,244	International Petroleum Corp.*	4,050
3,600	Itochu Enex Co., Ltd.	29,107
1,000	Japan Petroleum Exploration Co., Ltd.	16,780
24,713	Karoon Energy, Ltd.*	10,332
7,300	Kelt Exploration, Ltd.*	7,529
7,446	Keyera Corp.	113,385
3,082	Koninklijke Vopak NV	162,863
2,011	Lundin Energy AB	48,407
10,707	MEG Energy Corp.*	29,737
1,700	Mitsuuroko Holdings Co., Ltd.	18,195
1,502	Naphtha Israel Petroleum Corp.*	4,931
9,260	Neste Oyj	361,616
14,065	New Hope Corp., Ltd.	13,385
7,392	New Zealand Refining Co., Ltd. (The)	3,508
64,000	NewOcean Energy Holdings, Ltd.*	6,024
21,200	Nippon Coke & Engineering Co., Ltd.	13,173
7,654	Nuvista Energy, Ltd.*	4,342
104,047	Oil Refineries, Ltd.	19,398
29,438	Oil Search, Ltd.	64,808
2,596	OMV AG*	86,667
12,681	Origin Energy, Ltd.	51,354
2,632	Ovintiv, Inc.	25,033
211	Ovintiv, Inc.^	2,015
7,550	Painted Pony Energy, Ltd.*	2,614
1,307	Paramount Resouces, Ltd., Class A*	1,531
9,663	Parex Resources, Inc.*	116,463
5,800	Parkland Corp.	144,039
493	Paz Oil Co., Ltd.	39,497
6,783	Pembina Pipeline Corp.	169,600
1,584	Pembina Pipeline Corp.	39,600
6,660	Peyto Exploration & Development Corp.	8,783
12,892	Pharos Energy plc*	2,836
5,032	Prairiesky Royalty, Ltd.	31,807
61,033	Premier Oil plc*	38,865
18,219	Repsol SA	158,992
17,670	Royal Dutch Shell plc, Class A, ADR	577,631
16,231	Royal Dutch Shell plc, Class B, ADR	494,234
1,600	Sala Corp.	8,451
4,000	San-Ai Oil Co., Ltd.	36,052
69,254	Santos, Ltd.	254,566
27,521	Saras SpA*	21,614
36,000	Savannah Energy plc*	3,310
59,700	Senex Energy, Ltd.*	9,414
13,762	Seven Generations Energy*	30,720
400	Sinanen Holdings Co., Ltd.	10,179
24,674	Snam SpA	120,001
13,802	Stobart Group, Ltd.*	5,914
18,111	Suncor Energy, Inc.	305,351
15,784	Suncor Energy, Inc.	266,168
16,600	Tamarack Valley Energy, Ltd.*	10,884
3,152	TC Energy Corp.	135,095
5,900	TC Energy Corp.	252,100

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,400	Tidewater Midstream and Infrastructure, Ltd.	$8,095
8,990	Torc Oil & Gas, Ltd.	11,259
1,559	Torm plc	10,713
18,227	Total SA	694,201
11,630	Tourmaline Oil Corp.	101,700
6,518	TransGlobe Energy Corp.	3,601
103,509	Tullow Oil plc	40,551
3,072	Verbio Vereinigte Bioenergie AG	32,084
5,883	Vermilion Energy, Inc.	26,177
29,887	Viva Energy Group, Ltd.(a)	37,602
12,328	Whitecap Resources, Inc.	20,253
31,393	Whitehaven Coal, Ltd.	31,134
2,728	Woodside Petroleum, Ltd.	40,986
12,631	Z Energy, Ltd.	22,108

		10,308,499

Paper & Forest Products (0.6%):
1,344	Ahlstrom-Munksjo OYJ	20,145
2,718	Altri SGPS SA	13,012
5,029	Canfor Corp.*	43,606
2,751	Canfor Pulp Products, Inc.	10,944
1,300	Chuetsu Pulp & Paper Co., Ltd.	18,683
600	Daiken Corp.	10,065
4,500	Daio Paper Corp.	59,996
11,027	Ence Energia y Celulosa S.A	36,037
6,700	Hokuetsu Corp.	23,734
2,077	Holmen AB, Class B*	66,184
4,627	Interfor Corp.*	38,996
5,272	Metsa Board OYJ	35,619
6,301	Mondi plc	117,720
15,833	Navigator Co. SA (The)	38,445
4,800	Nippon Paper Industries Co., Ltd.	67,123
1,028	Norbord, Inc.	23,470
31,700	Oji Holdings Corp.	147,284
1,598	Semapa-Sociedade de Investimento E Gestao	14,509
1,998	Stella-Jones, Inc.	50,251
11,332	Stora Enso OYJ, Registered Shares, Class R	135,126
10,437	Svenska Cellulosa AB SCA, Class B*	123,981
600	Tokushu Tokai Paper Co., Ltd.	25,800
7,786	UPM-Kymmene OYJ	224,669
1,416	West Fraser Timber Co., Ltd.	49,780
24,618	Western Forest Products, Inc.	16,867

		1,412,046

Personal Products (0.8%):
18,108	Asaleo Care, Ltd.	12,696
287	Beiersdorf AG	32,559
16,000	Best World International, Ltd.	2,903
535	Blackmores, Ltd.	28,909
800	Fancl Corp.	23,713
300	HABA Laboratories, Inc.	14,061
1,514	Jamieson Wellness, Inc.	39,685
3,900	Kao Corp.	308,795
400	Kose Corp.	48,097
705	L’Oreal SA*	225,997
400	Milbon Co., Ltd.	19,063
1,000	Noevir Holdings Co., Ltd.	42,706
2,645	Ontex Group NV*	38,673

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
3,000	Shiseido Co., Ltd.	$190,227
9,464	Unilever NV, NYS	504,147
958	Unilever NV	50,804
4,976	Unilever plc, ADR	273,082
366	Unilever plc	19,731
1,300	Ya-Man, Ltd.	12,845

		1,888,693

Pharmaceuticals (4.7%):
172	Alk-Abello A/S*	45,908
15,687	Alliance Pharma plc	14,468
1,867	Almirall SA*	24,631
1,900	Aska Pharmaceutical Co., Ltd.	21,357
16,400	Astellas Pharma, Inc.	273,044
15,563	AstraZeneca plc, ADR	823,127
491	Aurora Cannabis, Inc.*	6,073
6,200	Bausch Health Cos., Inc.*	113,458
1,145	Bausch Health Cos., Inc.*	20,942
12,405	Bayer AG, Registered Shares	910,446
693	Boiron SA	28,563
1,600	Canopy Growth Corp.*	25,920
1,200	Chugai Pharmaceutical Co., Ltd.	64,157
411	COSMO Pharmaceuticals NV*^	37,581
300	Daiichi Sankyo Co., Ltd.	24,503
700	Eisai Co., Ltd.	55,494
18,493	Faes Farma SA	75,134
700	Fuji Pharma Co., Ltd.	7,559
500	Fuso Pharmaceutical Industries. Ltd.	11,642
1,668	Galenica AG(a)	119,275
25,475	GlaxoSmithKline plc, ADR	1,039,124
3,801	GlaxoSmithKline plc	77,003
1,384	H. Lundbeck A/S	52,022
4,800	Haw Par Corp., Ltd.	33,889
1,551	Hikma Pharmaceuticals plc	42,624
500	Hisamitsu Pharmaceutical Co., Inc.	26,947
26,202	Indivior plc*	26,993
701	Ipsen SA	59,519
98,000	Jacobson Pharma Corp., Ltd.	17,311
1,000	Kaken Pharmaceutical Co., Ltd.	51,110
1,000	Kissei Pharmaceutical Co., Ltd.	25,161
1,100	Kyowa Kirin Co., Ltd.	28,865
98,378	Mayne Pharma Group, Ltd.*	26,280
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	38,663
15,108	Novartis AG, Registered Shares	1,313,091
17,777	Novo Nordisk A/S, Class B	1,150,492
1,000	Ono Pharmaceutical Co., Ltd.	29,091
1,037	Orion OYJ	50,126
4,471	Orion OYJ, Class B	216,139
2,000	Otsuka Holdings Co., Ltd.	87,180
2,424	Recipharm AB*	29,901
3,141	Recordati SpA	156,704
5,605	Roche Holding AG	1,941,139
216	Roche Holding AG	74,037
2,000	Rohto Pharmaceutical Co., Ltd.	63,430
4,419	Sanofi	449,547
1,600	Santen Pharmaceutical Co., Ltd.	29,416
800	Sawai Pharmaceutical Co., Ltd.	41,085
1,300	Seikagaku Corp.	13,646

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
2,600	Shionogi & Co., Ltd.	$162,781
3,200	Sumitomo Dainippon Pharma Co., Ltd.	44,243
800	Taisho Pharmaceutical Holdings Co., Ltd.	48,967
7,400	Takeda Pharmacuetical Co., Ltd.	264,149
4,979	Teva Pharmaceutical Industries, Ltd., ADR*	61,391
3,519	Teva Pharmaceutical Industries, Ltd.*	43,220
800	Torii Pharmaceutical Co., Ltd.	23,008
1,200	Towa Pharmaceutical Co., Ltd.	22,172
1,400	Tsumura & Co.	36,530
1,144	UCB SA	132,406
46,000	United Laboratories International Holdings, Ltd.	39,798
34,791	Vectura Group plc*	41,827
209	Vetoquinol SA	14,365
1,667	Vifor Pharma AG	250,558
146	Virbac SA*	31,954

		11,111,186

Professional Services (2.2%):
4,336	Adecco SA, Registered Shares	203,211
2,215	AF Poyry AB*	47,493
1,278	Akka Technologies SA*	40,852
7,788	ALS, Ltd.	35,369
770	Altech Corp.	13,615
240	Amadeus Fire AG*	29,750
9,096	Applus Services SA	69,693
800	Baycurrent Consulting, Inc.	66,535
3,600	Benefit One, Inc.	72,318
1,800	BeNEXT Group Inc.	15,708
372	Bertrandt AG	14,660
7,058	Bureau Veritas SA	148,694
26,624	Capita plc*	14,521
180	Danel Adir Yeoshua, Ltd.	16,824
1,879	DKSH Holding, Ltd.	120,488
900	EN-Japan, Inc.	22,199
11,350	Experian plc	395,813
1,200	FULLCAST Holdings Co., Ltd.	16,093
900	Funai Soken Holdings, Inc.	20,248
175	Groupe Crit*	10,317
76,397	Hays plc	113,332
2,680	Intertek Group plc	180,380
3,227	Intertrust NV(a)	54,891
500	IR Japan Holdings, Ltd.	52,907
1,000	Jac Recruitment Co., Ltd.	10,598
5,154	McMillan Shakespeare, Ltd.	32,385
1,100	Meitec Corp.	52,962
1,497	Morneau Shepell, Inc.	34,949
700	Nexyz Group Corp.	6,676
2,500	Nihon M&A Center, Inc.	112,944
3,600	Nomura Co., Ltd.	29,975
3,000	Outsourcing, Inc.	18,952
18,606	Pagegroup plc	87,076
2,000	Pasona Group, Inc.	22,051
8,000	Persol Holdings Co., Ltd.	109,902
6,057	Randstad NV	269,461
9,800	Recruit Holdings Co., Ltd.	335,051
5,236	RELX plc, ADR	123,360
7,938	RELX plc	183,697
2,833	Ricardo plc	14,697

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
6,390	Robert Walters plc	$31,655
1,561	Seek, Ltd.	23,685
91	SGS SA, Registered Shares	222,110
2,100	SIGMAXYZ, Inc.	31,790
2,400	SMS Co., Ltd.	53,830
2,421	Stantec, Inc.	74,688
1,400	Stantec, Inc.	43,225
7,669	SThree plc	25,692
1,100	Tanseisha Co., Ltd.	7,658
1,200	Technopro Holdings, Inc.	69,485
1,803	Teleperformance*	457,065
2,878	Thomson Reuters Corp.	195,618
1,065	Tinexta SpA*	14,269
1,100	UT Group Co., Ltd.*	25,040
8,714	Wolters Kluwer NV	679,726
600	YAMADA Consulting Group Co., Ltd.	7,470
3,100	Yumeshin Holdings Co., Ltd.^	16,948

		5,200,601

Real Estate Management & Development (2.7%):
1,719	ADO Properties SA*(a)	46,754
3,100	AEON Mall Co., Ltd.	41,131
2,292	Airport City, Ltd.*	24,601
2,300	Airport Facilities Co., Ltd.	9,052
764	Allreal Holding AG	151,215
1,972	Alony Hetz Properties & Invest	19,591
492	Alrov Properties And Lodgings, Ltd.	11,858
700	Altus Group, Ltd.	21,035
2,393	Amot Investments, Ltd.	10,864
7,879	Aroundtown SA	45,094
28,100	Ascendas India Trust	27,263
2,512	Ashtrom Properties, Ltd.	8,543
46,000	Asia Standard International Group, Ltd.	5,336
3,271	Atrium European Real Estate, Ltd.	10,142
2,076	Atrium Ljungberg AB, Class B	29,213
45	Bayside Land Corp.	23,390
210	Big Shopping Centers, Ltd.	14,523
3,700	Bukit Sembawang Estates, Ltd.	10,261
1,686	CA Immobilien Anlagen AG*	56,108
19,838	Capital & Counties Properties plc	35,856
18,900	CapitaLand, Ltd.*	39,705
2,300	Castellum AB	42,930
1,089	Catena AB	42,866
2,794	Cedar Woods Properties, Ltd.	10,110
18,000	Chinese Estates Holdings, Ltd.	11,919
41,300	Chip Eng Seng Corp., Ltd.*	17,155
52,000	Chuang’s Consortium International, Ltd.	7,236
7,300	City Developments, Ltd.	44,242
1,684	Citycon OYJ	11,700
39,930	CK Asset Holdings, Ltd.	237,448
3,803	CLS Holdings plc	8,707
1,625	Colliers International Group^	93,129
741	Corestate Capital Holding SA*	14,940
340,000	CSI Properties, Ltd.	10,669
1,700	Daibiru Corp.	15,537
1,200	Daito Trust Construction Co., Ltd.	110,272
11,500	Daiwa House Industry Co., Ltd.	271,274
887	Deutsche Euroshop AG*	12,503

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
3,980	Deutsche Wohnen SE	$178,530
2,618	Dic Asset AG	35,112
2,651	Dios Fastigheter AB	17,707
2,900	Dream Unlimited Corp.	19,142
34,000	Emperor International Holdings	5,652
2,667	Entra ASA(a)	34,100
3,263	Fabege AB	38,100
68,000	Far East Consortium International, Ltd.	22,345
687	Fastighets AB Balder*	26,151
1,529	FirstService Corp.	154,047
11,092	Foxtons Group plc*	5,286
16,000	Frasers Property, Ltd.	14,545
1,100	Goldcrest Co., Ltd.	15,048
17,039	Grainger plc	60,318
2,575	Grand City Properties SA	59,386
10,000	Great Eagle Holdings, Ltd.	25,128
17,100	GuocoLand, Ltd.	17,980
28,000	Hang Lung Group, Ltd.	65,144
24,984	Hang Lung Properties, Ltd.	59,230
1,200	Heiwa Real Estate Co., Ltd.	34,285
5,154	Helical plc	19,717
27,706	Henderson Land Development Co., Ltd.	104,923
37,840	HKR International, Ltd.	16,874
9,400	Ho Bee Land, Ltd.	14,255
18,500	Hong Fok Corp., Ltd.	9,476
21,600	Hongkong Land Holdings, Ltd.	89,403
2,049	Hufvudstaden AB	25,439
3,000	Hulic Co., Ltd.	28,418
11,000	Hysan Development Co., Ltd.	35,467
12,900	Ichigo, Inc.	32,336
242	Immobel SA	15,923
2,353	IMMOFINANZ AG*	40,138
1,386	Instone Real Estate Group AG*(a)	30,035
29	Intershop Holdings AG	17,350
2,000	Invesque, Inc.	4,980
164	Investis Holding SA	15,131
25,000	K Wah International Holdings Ltd.	10,832
2,000	Katitas Co., Ltd.	46,305
8,200	Kenedix, Inc.	40,414
22,225	Kerry Properties, Ltd.	57,422
21,647	Klovern AB	34,177
3,150	Kojamo Oyj	66,471
26,000	Kowloon Development Co., Ltd.	28,226
3,796	Kungsleden AB	28,246
11,400	Lai Sun Development Co., Ltd.	11,942
112,800	Landing International Development, Ltd.*	3,645
44,500	Langham Hospitality Investment	6,932
1,157	LEG Immobilien AG*	146,776
7,615	Lend Lease Group	65,333
5,100	Leopalace21 Corp.*	9,982
8,000	Liu Chong Hing Investment, Ltd.	7,279
4,644	LSL Property Services plc	11,504
578	Melisron, Ltd.	21,649
59,000	Mingfa Group International Co., Ltd.*	429
4,800	Mitsubishi Estate Co., Ltd.	71,388
4,100	Mitsui Fudosan Co., Ltd.	72,659
9,306	Mivne Real Estate KD, Ltd.*	16,804

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
255	Mobimo Holding AG, Registered Shares*	$73,721
100	Morguard Corp.	9,372
15,087	New World Development Co., Ltd.	71,712
2,193	Nexity SA	70,877
800	Nippon Commercial Development Co., Ltd.	11,318
1,700	Nisshin Group Holdings Co., Ltd.	5,740
3,200	Nomura Real Estate Holdings, Inc.	59,412
3,463	Nyfosa AB*	23,563
1,024	Olav Thon Eiendomsselskap ASA*	14,915
2,400	Open House Co., Ltd.	82,226
17,900	Oue, Ltd.	15,321
50,363	Oxley Holdings, Ltd.	8,513
1,449	PATRIZIA AG*	35,074
1,195	Platzer Fastigheter Holding AB, Class B	10,188
94	Plazza AG	27,285
2,600	Polytec Asset Holdings, Ltd.	258
31,000	Prospect Co., Ltd.	12,332
948	PSP Swiss Property AG	106,689
700	Raysum Co., Ltd.	6,155
3,244	Real Matters, Inc.*	63,284
2,300	Relo Group, Inc.	43,262
977	Sagax AB, Class B	13,195
24,202	Samhallsbyggnadsbolaget i Norden AB	61,695
1,200	SAMTY Co., Ltd.	15,203
9,123	Savills plc	93,185
1,875	Selvaag Bolig ASA	11,103
7,103	Servcorp, Ltd.	11,399
2,600	Shinoken Group Co., Ltd.	20,871
795	Shurgard Self Storage SA	29,856
100,800	Sinarmas Land, Ltd.	12,677
34,825	Sino Land Co., Ltd.	43,850
5,000	Soundwill Holdings, Ltd.	4,434
8,938	St. Modwen Properties plc	38,226
1,900	Sumitomo Realty & Development Co., Ltd.	52,252
1,493	Summit Real Estate Holdings, Ltd.	13,621
1,800	Sun Frontier Fudousan Co., Ltd.	14,270
5,921	Sun Hung Kai Properties, Ltd.	75,460
10,646	Swire Pacific, Ltd., Class A	56,313
17,500	Swire Pacific, Ltd., Class B	16,698
13,600	Swire Properties, Ltd.	34,538
2,643	Swiss Prime Site AG	244,205
1,994	TAG Immobilien AG	47,498
21,000	TAI Cheung Holdings, Ltd.	13,338
4,200	Takara Leben Co., Ltd.	14,031
33,324	The Wharf Holdings, Ltd.^	67,823
4,500	Toc Co., Ltd.	28,431
6,400	Tokyo Tatemono Co., Ltd.	73,465
9,000	Tokyu Fudosan Holdings Corp.	42,120
2,400	Tosei Corp.	25,322
2,676	Tricon Capital Group, Inc.	18,038
6,860	U & I Group plc	6,671
213	UBM Development AG	7,387
16,200	UOL Group, Ltd.	79,197
6,670	Urban & Civic plc	19,240
2,545	Vonovia SE*	155,885
3,228	Wallenstam AB	37,347
6	Warteck Invest AG	13,176

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
6,203	Watkin Jones plc	$11,657
10,000	Wharf Real Estate Investment Co., Ltd.	47,725
12,829	Wheelock & Co., Ltd.	107,201
2,034	Wihlborgs Fastigheter AB	33,259
20,700	Wing Tai Holdings, Ltd.	26,658
16,000	Wing Tai Properties, Ltd.	8,051
17	Zug Estates Holding AG	36,063

		6,283,539

Road & Rail (1.5%):
8,566	A2B Australia, Ltd.	4,814
52,525	Aurizon Holdings, Ltd.	178,781
400	Canadian National Railway Co.	35,394
5,353	Canadian National Railway Co.	474,116
1,009	Canadian Pacific Railway, Ltd.	257,638
800	Central Japan Railway Co.	123,854
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	17,606
52,900	ComfortDelGro Corp., Ltd.	55,178
346	DSV PANALPINA A/S	42,215
1,700	East Japan Railway Co.	117,826
8,727	Europcar Mobility Group*(a)	20,699
64,976	FirstGroup plc*	40,470
1,500	Fukuyama Transporting Co., Ltd.	52,391
4,083	Go-Ahead Group plc	42,015
1,000	Hamakyorex Co., Ltd.	28,795
2,400	Hankyu Hanshin Holdings, Inc.	81,133
2,200	Hitachi Transport System, Ltd.	58,771
1,100	Ichinen Holdings Co., Ltd.	12,243
206	Jungfraubahn Holding AG, Registered Shares*	26,772
2,500	Keikyu Corp.	38,273
700	Keio Corp.	39,986
1,200	Keisei Electric Railway Co., Ltd.	37,573
1,500	Kintetsu Group Holdings Co., Ltd.	67,382
400	Maruzen Showa Unyu Co., Ltd.	12,388
7,515	MTR Corp., Ltd.	38,871
2,700	Nagoya Railroad Co., Ltd.	76,227
2,400	Nankai Electric Railway Co., Ltd.	54,871
29,502	National Express Group plc	68,546
2,200	Nikkon Holdings Co., Ltd.	43,759
1,800	Nippon Express Co., Ltd.	93,180
2,100	Nishi-Nippon Railroad Co., Ltd.	56,889
5,199	Nobina AB*(a)	31,046
2,800	Odakyu Electric Railway Co., Ltd.	68,832
13,546	Redde Northgate plc	27,820
500	Sakai Moving Service Co., Ltd.	25,453
2,300	Sankyu, Inc.	86,425
6,200	Seino Holdings Co., Ltd.	81,059
9,200	Senko Group Holdings Co., Ltd.	68,320
823	Sixt Leasing SE	16,642
1,349	Sixt SE	69,364
984	Sixt SE*	75,057
2,000	Sotetsu Holdings, Inc.	53,361
31,768	Stagecoach Group plc	23,398
278	Stef S.A.*	22,605
5,661	Tfi International, Inc.	200,975
2,000	Tobu Railway Co., Ltd.	66,109
3,400	Tokyu Corp.	47,835
300	Tonami Holdings Co., Ltd.	15,736

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
3,913	Tourism Holdings, Ltd.	$4,983
600	Trancom Co., Ltd.	38,527
20,000	Transport International Holdings, Ltd.	38,771
1,100	West Japan Railway Co.	61,689

		3,422,663

Semiconductors & Semiconductor Equipment (1.8%):
2,200	Advantest Corp.	124,979
18,200	Aem Holdings, Ltd.	41,257
2,386	ASM International NV	367,957
8,119	ASM Pacific Technology, Ltd.	85,813
2,381	ASML Holding NV, NYS	876,278
4,404	BE Semiconductor Industries NV	195,827
45,000	BOE Varitronix, Ltd.	14,294
1,206	Camtek, Ltd./Israel	14,937
3,163	Dialog Semiconductor plc*	144,149
279	Elmos Semiconductor SE	6,751
2,300	Ferrotec Holdings Corp.	13,858
438	First Sensor AG	19,099
19,132	Infineon Technologies AG	447,140
2,200	Japan Material Co., Ltd.	34,502
1,600	Lasertec Corp.	150,893
1,090	Melexis NV	82,540
800	Mimasu Semiconductor Industry	17,186
1,700	Mitsui High-Tec, Inc.	25,520
1,078	Nova Measuring Instruments, Ltd.*	51,945
1,100	Optorun Co., Ltd.	25,842
20,800	Renesas Electronics Corp.*	106,446
700	ROHM Co., Ltd.	46,396
1,600	Sanken Electric Co., Ltd.	31,475
400	Screen Holdings Co., Ltd.	18,682
700	Shibaura Mechatronics Corp.	18,449
300	Shindengen Electric Manufacturing Co., Ltd.	5,977
2,100	Shinko Electric Industries Co., Ltd.	28,476
992	Siltronic AG	101,044
285	SMA Solar Technology AG*	8,830
823	Soitec*	91,547
10,083	STMicroelectronics NV	273,511
1,086	SUESS MicroTec SE*	17,595
10,600	SUMCO Corp.	162,300
1,100	Tokyo Electron, Ltd.	269,992
800	Tokyo Seimitsu Co., Ltd.	25,549
2,300	Towa Corp.	24,877
3,609	Tower Semiconductor, Ltd.*	68,896
300	Tri Chemical Laboratories, Inc.	32,112
386	U-Blox AG*	26,374
1,800	Ulvac, Inc.	51,976
1,200	Yamaichi Electronics Co., Ltd.	15,642

		4,166,913

Software (1.2%):
3,300	Absolute Software Corp.	33,574
1,800	Access Co., Ltd.	16,622
3,669	Altium, Ltd.	82,477
585	AVEVA Group plc	29,611
1,040	Axway Software SA	20,817
26,254	BlackBerry, Ltd.*	128,040
4,900	Broadleaf Co., Ltd.	23,952

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
500	Computer Engineering & Consulting, Ltd.	$7,888
301	Constellation Software, Inc.	339,913
1,400	Cresco, Ltd.	18,450
1,200	Cybozu, Inc.	37,361
323	Dassault Systemes SA	55,662
764	Descartes Systems Group, Inc.*	40,416
300	Digital Arts, Inc.	24,221
2,000	Enghouse Systems, Ltd.	106,822
800	Fuji Soft, Inc.	31,650
900	Fukui Computer Holdings, Inc.	22,975
8,509	Hansen Technology, Ltd.	17,101
916	Hilan, Ltd.*	36,902
8,800	Infomart Corp.	61,132
16,011	Infomedia, Ltd.	19,053
7,858	Integrated Research, Ltd.	20,889
7,413	IRESS, Ltd.	56,213
600	Justsystems Corp.	42,407
400	Kinaxis, Inc.*	57,186
1,361	Lectra	24,712
172	Linedata Services	5,350
1,195	Magic Software Enterprises, Ltd.	13,588
8,235	Micro Focus International plc, ADR	45,127
500	Miroku Jyoho Service Co., Ltd.	10,483
2,085	Nemetschek SE	143,044
249	Netcompany Group A/S*(a)	16,325
546	NICE Systems, Ltd.*	103,221
3,485	Open Text Corp.	148,043
600	Open Text Corp.	25,483
600	Oracle Corp.	70,807
2,000	Rakus Co., Ltd.	35,477
1,053	RIB Software SE*	34,340
3,268	Sage Group plc	27,172
2,059	SAP SE	286,580
3,474	SDL plc*	21,559
1,391	SimCorp A/S	149,878
1,731	Software AG	69,779
500	SRA Holdings	11,085
2,800	Systena Corp.	36,932
8,525	Technology One, Ltd.	51,822
1,295	Temenos AG	200,838
1,900	Trend Micro, Inc.	106,124
12,001	Vista Group International, Ltd.	11,202

		2,980,305

Specialty Retail (1.4%):
400	ABC-Mart, Inc.	23,406
16,866	Accent Group, Ltd.	16,342
10,400	Adairs, Ltd.	16,605
1,300	Adastria Co., Ltd.	20,785
900	Alpen Co., Ltd.	13,947
34,842	AMA Group, Ltd.	14,528
2,600	Aoki Holdings, Inc.	15,050
2,800	Aoyama Trading Co., Ltd.	19,017
3,236	AP Eagers, Ltd.	15,150
1,900	Arcland Sakamoto Co., Ltd.	33,362
2,500	Autobacs Seven Co., Ltd.	31,486
1,813	Autocanada, Inc.	14,291
2,300	BIC Camera, Inc.	24,372

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
6,038	Bilia AB, Class A*	$48,726
3,245	Byggmax Group AB*	15,264
2,609	Carasso Motors, Ltd.	7,596
16,294	Card Factory plc	10,157
3,919	Ceconomy AG*	13,626
800	Chiyoda Co., Ltd.	8,777
18,000	Chow Sang Sang Holdings International, Ltd.	19,081
31,200	Chow Tai Fook Jewellery Group, Ltd.	29,966
4,700	DCM Holdings Co., Ltd.	53,937
39,375	Dixons Carphone plc	43,783
1,884	Dufry AG, Registered Shares*	55,669
5,850	Dunelm Group plc	86,161
4,900	Edion Corp.	49,655
77,300	Esprit Holdings, Ltd.*	8,449
400	Fast Retailing Co., Ltd.	229,053
104	Fenix Outdoor International AG*	9,364
1,290	Fielmann AG	86,720
878	Fnac Darty SA*	36,428
9,000	Frasers Group plc*	34,047
2,300	Geo Holdings Corp.	28,845
130,000	Giordano International, Ltd.	19,711
1,946	Grandvision BV*(a)	55,372
13,359	Halfords Group plc	25,224
8,861	Hennes & Mauritz AB, Class B	128,170
300	Hikari Tsushin, Inc.	68,331
483	Hornbach Baumarkt AG	15,486
721	Hornbach Holding AG & Co. KGaA	59,697
22,000	I.T, Ltd.	3,230
5,100	Idom, Inc.	23,523
5,629	Industria de Diseno Textil SA	148,814
5,883	JB Hi-Fi, Ltd.	175,385
20,178	JD Sports Fashion plc	155,340
700	JINS Holdings, Inc.	42,515
1,500	Joshin Denki Co., Ltd.	30,074
26,469	Kathmandu Holdings, Ltd.	19,243
1,700	Keiyo Co., Ltd.	11,650
39,018	Kingfisher plc	106,583
900	Kohnan Shoji Co., Ltd.	28,416
1,600	Komeri Co., Ltd.	40,883
5,800	K’s Holding Corp.	79,371
2,366	Leon’s Furniture, Ltd.	23,252
1,500	Lixil Viva Corp.	36,322
15,750	L’occitane International SA	26,402
19,046	Lookers plc	4,955
20,000	Luk Fook Holdings International, Ltd.	43,424
2,347	Matas A/S*	20,773
1,681	Mekonomen AB*	11,894
2,955	Mobilezone Holding AG	25,655
3,966	Nick Scali, Ltd.^	17,790
1,900	Nishimatsuya Chain Co., Ltd.	19,566
400	Nitori Co., Ltd.	78,353
2,300	Nojima Corp.	58,040
40,000	Oriental Watch Holdings	10,231
1,400	Pal Group Holdings Co., Ltd.	16,882
76,677	Pendragon plc*	8,549
19,618	Pets At Home Group plc	58,023
2,736	Premier Investments, Ltd.	32,719

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
61,088	SA SA International Holdings, Ltd.	$10,259
1,800	Shimachu Co., Ltd.	49,925
400	Shimamura Co., Ltd.	27,079
2,900	Sleep Country Canada Holdings, Inc.(a)	34,333
9,886	Super Retail Group, Ltd.	55,585
3,968	Superdry plc	6,937
900	T-Gaia Corp.	16,963
1,300	United Arrows, Ltd.	21,992
2,400	USS Co., Ltd.	38,348
240	Valora Holding AG	45,862
8,200	VT Holdings Co., Ltd.	26,903
4,080	WHSmith plc	55,388
300	Workman Co., Ltd.	26,363
800	World Co., Ltd.	12,166
700	Xebio Holdings Co., Ltd.	5,446
2,913	XXL ASA*(a)	5,683
10,200	Yamada Denki Co., Ltd.	50,605
800	Yellow Hat, Ltd.	11,009

		3,364,339

Technology Hardware, Storage & Peripherals (0.7%):
6,400	Brother Industries, Ltd.	115,340
6,500	Canon, Inc.	129,335
700	EIZO Corp.	26,357
900	Elecom Co., Ltd.	43,914
2,700	FUJIFILM Holdings Corp.	115,546
19,300	Konica Minolta, Inc.	66,638
4,346	Logitech International SA, Class R^	283,446
1,931	Logitech International SA, Class R	125,943
1,900	Maxell Holdings, Ltd.	17,704
4,900	Mcj Co., Ltd.	38,914
6,900	NEC Corp.	330,948
1,300	Noritsu Koki Co., Ltd.	18,061
1,935	Quadient	28,181
10,400	Ricoh Co., Ltd.	74,224
600	Roland Dg Corp.	6,858
2,197	S&T AG^	56,222
7,600	Seiko Epson Corp.	86,975
1,200	Toshiba Tec Corp.	45,847
4,400	Wacom Co., Ltd.	22,416

		1,632,869

Textiles, Apparel & Luxury Goods (1.6%):
1,248	Adidas AG*	326,474
3,137	Aritzia, Inc.*	43,933
3,800	Asics Corp.	43,255
1,700	Atsugi Co., Ltd.	9,673
287	Bijou Brigitte AG*	9,248
1,383	Brunello Cucinelli SpA*	41,039
6,313	Burberry Group plc	124,905
364	Calida Holding AG*	11,064
408	Canada Goose Holdings, Inc.*	9,453
893	Chargeurs SA	13,360
4,311	Cie Financiere Richemont SA	274,593
35,102	Coats Group plc	24,327
485	Delta-Galil Industries, Ltd.	5,565
829	Fox Wizel, Ltd.	30,576
2,382	Gildan Activewear, Inc.	36,897

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
400	Goldwin, Inc.	$26,121
900	Gunze, Ltd.	33,379
189	Hermes International SA	157,731
2,775	Hugo Boss AG	83,785
473	Kering	256,898
1,500	Komatsu Matere Co., Ltd.	10,292
700	Kurabo Industries, Ltd.	14,641
2,443	LVMH Moet Hennessy Louis Vuitton SA	1,069,941
5,170	Moncler SpA	197,389
3,560	New Wave Group AB*	11,906
5,000	Onward Holdings Co., Ltd.	14,752
9,893	Ovs SpA*(a)	10,742
44,000	Pacific Textiles Holdings, Ltd.	21,299
4,972	Pandora A/S	269,942
12,900	Prada SpA*	44,724
1,805	Puma SE*	139,182
1,469	Salvatore Ferragamo Italia SpA*	19,859
73,200	Samsonite International SA*(a)	74,286
2,100	Sankyo Seiko Co., Ltd.	8,625
500	Sanyo Shokai, Ltd.	3,311
2,500	Seiren Co., Ltd.	31,561
17,500	Stella International Holdings, Ltd.	18,032
507	Swatch Group AG (The), Class B	101,046
1,258	Swatch Group AG (The), Registered Shares	49,137
2,999	Ted Baker plc	3,130
60,000	Texwinca Holdings, Ltd.	8,868
404	Tod’s SpA*	11,964
3,200	Tsi Holdings Co., Ltd.	13,769
5,500	Unitika, Ltd.*	18,123
2,000	Wacoal Holdings Corp.	36,955
1,100	Yondoshi Holdings, Inc.	18,096
45,514	Yue Yuen Industrial Holdings, Ltd.	69,562

		3,853,410

Thrifts & Mortgage Finance (0.1%):
1,484	Aareal Bank AG*	28,910
3,618	Deutsche Pfandbriefbank AG*(a)	26,364
615	Equitable Group, Inc.	32,345
1,100	Firm Capital Mortgage Investment Corp.	9,125
1,626	Genworth MI Canada, Inc.	39,782
16,190	Genworth Mortgage Insurance AU	23,214
2,112	Home Capital Group, Inc.*	31,398
3,861	MyState, Ltd.	10,490
9,478	Onesavings Bank plc	31,121
10,978	Paragon Banking Group plc	47,573
3,600	Timbercreek Financial Corp.	22,782

		303,104

Tobacco (0.5%):
9,038	British American Tobacco plc	347,195
16,387	Imperial Brands plc, Class A	312,009
13,100	Japan Tobacco, Inc.	243,089
3,118	Scandinavian Tobacco Group A/S(a)	45,969
1,787	Swedish Match AB, Class B	125,516

		1,073,778

Trading Companies & Distributors (1.8%):
2,637	AddTech AB, Class B	105,883
1,000	Alconix Corp.	10,788

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
13,653	Ashtead Group plc	$458,887
653	BayWa AG*	21,092
2,337	Beijer Ref AB	70,508
1,271	Bergman & Beving AB	9,792
12,500	BOC Aviation, Ltd.(a)	80,285
388	Bossard Holding AG	59,255
5,765	Brenntag AG	302,620
2,745	Bufab AB	28,855
4,067	Bunzl plc	109,022
4,000	CanWel Building Materials Group, Ltd.	13,054
70,000	China Strategic Holdings, Ltd.*	253
400	Daiichi Jitsugyo Co., Ltd.	13,556
2,280	Diploma plc	50,867
3,513	Ferguson plc	287,333
8,200	Finning International, Inc.	111,818
7,815	Grafton Group plc	63,829
1,700	Hanwa Co., Ltd.	31,092
29,424	Howden Joinery Group plc	201,267
1,598	Imcd Group NV*	150,008
1,800	Inaba Denki Sangyo Co., Ltd.	40,098
1,800	Inabata & Co., Ltd.	21,719
2,143	Indutrade AB*	84,549
9,000	Itochu Corp.	193,842
2,600	Iwatani Corp.	90,843
616	Jacquet Metal Service	8,103
500	Japan Pulp & Paper Co., Ltd.	18,286
700	Kamei Corp.	6,614
900	Kanaden Corp.	10,764
1,700	Kanamoto Co., Ltd.	37,135
3,100	Kanematsu Corp.	37,040
5,365	Kloeckner & Co. SE*	29,236
14,200	Marubeni Corp.	64,241
900	Maruka Corp.	16,278
600	Mitani Corp.	37,038
6,700	Mitsubishi Corp.	141,074
8,600	Mitsui & Co., Ltd.	127,185
1,271	Momentum Group AB, Class B	16,276
1,800	MonotaRo Co., Ltd.	72,106
4,300	Nagase & Co., Ltd.	53,573
600	Nichiden Corp.	13,134
1,100	Nippon Steel Trading Corp.	34,642
1,200	Nishio Rent All Co., Ltd.	24,742
700	Onoken Co., Ltd.	7,959
5,062	Reece, Ltd.	32,336
9,256	Rexel SA	105,630
3,492	Richelieu Hardware, Ltd.	74,296
2,804	Russel Metals, Inc.	33,506
1,200	Seika Corp.	13,806
600	Senshu Electric Co., Ltd.	15,828
2,307	Seven Group Holdings, Ltd.	27,500
38,500	Sojitz Corp.	83,966
409	Solar A/S	15,893
17,864	Speedy Hire plc	12,514
800	Sugimoto & Co., Ltd.	13,805
6,600	Sumitomo Corp.	75,592
600	Tomoe Engineering Co., Ltd.	10,258
2,572	Toromont Industries, Ltd.	127,652

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
3,600	Toyota Tsushu Corp.	$91,182
8,059	Travis Perkins plc	112,218
1,000	Trusco Nakayama Corp.	25,895
800	Wajax Corp.	4,951
2,700	Wakita & Co., Ltd.	23,155
2,700	Yamazen Corp.	22,670
800	Yuasa Trading Co., Ltd.	21,511

		4,310,705

Transportation Infrastructure (0.5%):
833	Aena SME SA*(a)	110,886
496	Aeroports de Paris	50,848
6,280	Atlantia SpA*	100,713
9,083	Atlas Arteria, Ltd.	41,697
8,117	Auckland International Airport, Ltd.	34,331
4,570	Enav SpA(a)	20,646
671	Flughafen Zuerich AG*	87,051
1,452	Fraport AG	63,263
2,198	Getlink SE	31,675
2,440	Hamburger Hafen und Logistik AG*	41,339
182,200	Hutchison Port Holdings Trust	17,677
1,940	James Fisher & Sons plc	32,739
400	Japan Airport Terminal Co., Ltd.	17,039
3,500	Kamigumi Co., Ltd.	68,653
2,100	Mitsubishi Logistics Corp.	54,164
400	Nissin Corp.	5,627
5,399	Port of Tauranga, Ltd.	26,997
32,017	Qube Holdings, Ltd.	64,583
15,500	SATS, Ltd.	31,916
17,118	Signature Aviation plc	49,118
3,800	Sumitomo Warehouse Co., Ltd. (The)	45,614
9,817	Sydney Airport	38,480
11,321	Transurban Group	110,517
2,729	Westshore Terminals Investment Corp.	33,595

		1,179,168

Water Utilities (0.2%):
15,034	Pennon Group plc	208,181
4,673	Severn Trent plc	143,351
45,000	Siic Environment Holdings, Ltd.*	6,626
8,586	United Utilities Group plc	96,700

		454,858

Wireless Telecommunication Services (1.4%):
1,292	1&1 Drillisch AG	33,429
3,670	Cellcom Israel, Ltd.*	14,464
7,390	Freenet AG	118,576
88,000	Hutchison Telecommunications Holdings, Ltd.	13,975
27,900	KDDI Corp.	836,638
5,186	Millicom International Cellular SA, SDR	135,544
12,900	NTT DoCoMo, Inc.	344,174
1,000	Okinawa Cellular Telephone Co.	38,250
2,104	Orange Belgium SA	34,251
5,106	Partner Communications Co.*	22,701
1,900	Rogers Communications, Inc., Class B	76,355
1,708	Rogers Communications, Inc., Class B	68,645
35,000	Smartone Telecommunications Ho	18,748
9,900	Softbank Corp.	126,028
24,200	SoftBank Group Corp.	1,219,554

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
21,800	StarHub, Ltd.	$20,493
4,847	Tele2 AB	64,220
119,823	Vodafone Group plc	191,034

		3,377,079

Total Common Stocks (Cost $242,976,584)		234,465,848

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 5.85%, 5/15/20	77,426
1,645	Porsche Automobil Holding SE, 4.33%, 5/20/20*	94,267
4,515	Volkswagen AG, 3.61%, 5/8/20*	682,739

		854,432

Household Products (0.0%†):
361	Henkel AG & Co. KGaA, 2.24%, 4/21/20	33,558

Total Preferred Stocks (Cost $1,223,590)		887,990

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23	—

Total Warrant (Cost $—)		—

Rights (0.0%†):
Commercial Services & Supplies (0.0%†):
1,838	de La Rue plc, Expires on 7/6/20*	455

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Rights, continued
Construction & Engineering (0.0%†):
4,290	ACS Actividades de Construccion y Servicios SA, Expires on 7/8/20*	$6,692

Diversified Telecommunication Services (0.0%†):
47,197	Telefonica SA, Expires on 7/2/20*	9,284

Oil, Gas & Consumable Fuels (0.0%†):
18,219	Repsol SA, Expires on 7/7/20*	8,868

Specialty Retail (0.0%†):
1,235	Super Retail Group, Ltd., Expires on 7/6/20*	733

Total Rights (Cost $27,015)		26,032

Short-Term Securities Held as Collateral for Securities on Loan (0.9%):
2,074,246	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	2,074,246

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,074,246)		2,074,246

Total Investment Securities (Cost $246,301,435) — 100.2%		237,454,116
Net other assets (liabilities) — (0.2)%		(532,448)

Net Assets — 100.0%		$236,921,668

Percentages indicated are based on net assets as of June 30, 2020.

ADR—American Depository Receipt

CVR—Contingency Valued Rights

NYS—New York Shares

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $1,970,904.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(d)	The rate represents the effective yield at June 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2020:

(Unaudited)

Country	Percentage
Australia	6.2%
Austria	0.4%
Belgium	1.1%
Bermuda	0.1%
Cambodia	— %†
Canada	9.0%
Cayman Islands	— %†
China	0.2%
Colombia	— %†
Denmark	1.9%
Egypt	0.1%
European Community	— %†
Faroe Islands	— %†
Finland	1.6%
France	7.6%
Germany	7.2%
Hong Kong	2.5%
India	— %†
Indonesia	— %†
Ireland	1.2%
Isle of Man	0.1%
Israel	0.8%
Italy	2.6%

Country	Percentage
Japan	24.3%
Jersey	— %†
Liechtenstein	— %†
Luxembourg	0.4%
Macau	— %†
Malta	— %†
Mexico	— %†
Monaco	— %†
Netherlands	3.8%
New Zealand	0.5%
Norway	0.8%
Peru	— %†
Portugal	0.2%
Russian Federation	— %†
Singapore	1.0%
Spain	2.1%
Sweden	3.0%
Switzerland	8.2%
United Arab Emirates	— %†
United Kingdom	12.0%
United States	1.1%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$246,301,435

Investment securities, at value(a)	$237,454,116
Interest and dividends receivable	337,009
Foreign currency, at value (cost $504,206)	507,010
Receivable for investments sold	1,899,436
Reclaims receivable	980,417
Prepaid expenses	456

Total Assets	241,178,444

Liabilities:
Cash overdraft	1,094,120
Payable for investments purchased	799,919
Payable for capital shares redeemed	21,620
Payable for collateral received on loaned securities	2,074,246
Manager fees payable	150,790
Administration fees payable	5,472
Distribution fees payable	50,263
Custodian fees payable	18,917
Administrative and compliance services fees payable	554
Transfer agent fees payable	1,399
Trustee fees payable	3,324
Other accrued liabilities	36,152

Total Liabilities	4,256,776

Net Assets	$236,921,668

Net Assets Consist of:
Paid in capital	$242,429,681
Total distributable earnings	(5,508,013)

Net Assets	$236,921,668

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,069,461
Net Asset Value (offering and redemption price per share)	$9.09

(a)	Includes securities on loan of $1,970,904.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends	$3,973,191
Income from securities lending	23,367
Foreign withholding tax	(480,586)

Total Investment Income	3,515,972

Expenses:
Manager fees	1,149,552
Administration fees	58,307
Distribution fees	302,513
Custodian fees	47,920
Administrative and compliance services fees	2,515
Transfer agent fees	3,073
Trustee fees	8,038
Professional fees	7,086
Shareholder reports	4,125
Other expenses	36,734

Total expenses before reductions	1,619,863
Less expenses voluntarily waived/reimbursed by the Manager	(242,012)

Net expenses	1,377,851

Net Investment Income/(Loss)	2,138,121

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(3,516,319)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(34,212,456)

Net realized and Change in net unrealized gains/losses on investments	(37,728,775)

Change in Net Assets Resulting From Operations	$(35,590,654)

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,138,121	$5,673,610
Net realized gains/(losses) on investments	(3,516,319)	(689,954)
Change in unrealized appreciation/depreciation on investments	(34,212,456)	45,781,004

Change in net assets resulting from operations	(35,590,654)	50,764,660

Distributions to Shareholders:
Distributions	—	(12,489,056)

Change in net assets resulting from distributions to shareholders	—	(12,489,056)

Capital Transactions:
Proceeds from shares issued	28,471,016	2,153,591
Proceeds from dividends reinvested	—	12,489,056
Value of shares redeemed	(31,844,975)	(30,075,836)

Change in net assets resulting from capital transactions	(3,373,959)	(15,433,189)

Change in net assets	(38,964,613)	22,842,415
Net Assets:
Beginning of period	275,886,281	253,043,866

End of period	$236,921,668	$275,886,281

Share Transactions:
Shares issued	3,619,610	216,549
Dividends reinvested	—	1,303,659
Shares redeemed	(3,637,633)	(2,929,634)

Change in shares	(18,023)	(1,409,426)

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 24, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.58		$9.20	$11.46	$9.21	$9.03	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08	(b)	0.21 (b)	0.17	0.19	0.11	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(1.57)		1.65	(2.16)	2.21	0.17	(1.05)

Total from Investment Activities	(1.49)		1.86	(1.99)	2.40	0.28	(0.97)

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.21)	(0.15)	(0.10)	—
Net Realized Gains	—		(0.33)	(0.06)	—	—	—

Total Dividends	—		(0.48)	(0.27)	(0.15)	(0.10)	—

Net Asset Value, End of Period	$9.09		$10.58	$9.20	$11.46	$9.21	$9.03

Total Return(c)	(14.08	)%(d)	20.72%	(17.65)%	26.09%	3.17%	(9.70	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$236,922		$275,886	$253,044	$258,959	$252,697	$170,273
Net Investment Income/(Loss)(e)	1.77%		2.09%	1.63%	1.48%	1.62%	1.19%
Expenses Before Reductions(e)(f)	1.34%		1.33%	1.38%	1.41%	1.39%	1.39%
Expenses Net of Reductions(e)	1.14%		1.13%	1.18%	1.21%	1.19%	1.19%
Portfolio Turnover Rate	13	%(d)	6%	20%	4%	11%	4	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,320 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,074,246 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA International Core Equity Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.75% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,024 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Level 3		Total
Common Stocks+	$33,382,313	$201,083,535		$—	#	$234,465,848
Preferred Stocks+	—	887,990		—		887,990
Warrants+	—	—	#	—		—
Rights+	24,844	1,188		—		26,032
Short-Term Securities Held as Collateral for Securities on Loan	2,074,246	—		—		2,074,246

Total Investments	$35,481,403	$201,972,713		$—		$237,454,116

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2020.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA International Core Equity Fund	$30,551,849	$31,168,501

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $251,163,724. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$51,251,250
Unrealized (depreciation)	(26,605,659)

Net unrealized appreciation/(depreciation)	$24,645,591

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL DFA International Core Equity Fund	$—	$801,699	$801,699

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA International Core Equity Fund	$4,021,220	$8,467,836	$12,489,056

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA International Core Equity Fund	$6,243,461	$—	$(801,699)	$24,640,878	$30,082,640

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and mark-to-market of futures contracts.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statements of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Other Information Page 30

Statement Regarding the Trust’s Liquidity Risk Management Program Page 31

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA U.S. Core Equity Fund	$1,000.00	$932.70	$4.08	0.85%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.64	$4.27	0.85%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	25.1%

Financials	12.8

Health Care	12.6

Consumer Discretionary	12.6

Industrials	11.6

Communication Services	8.2

Consumer Staples	6.5

Materials	3.9

Energy	3.2

Utilities	2.9

Real Estate	0.2

Total Common Stocks	99.6

Rights	— †

Short-Term Securities Held as Collateral for Securities on Loan	0.8

Unaffiliated Investment Companies	0.4

Total Investment Securities	100.8

Net other assets (liabilities)	(0.8)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (1.4%):
1,810	AAR Corp.	$37,413
3,468	Aerojet Rocketdyne Holdings, Inc.*	137,472
1,163	AeroVironment, Inc.*	92,610
712	Astronics Corp.*	7,519
415	Astronics Corp., Class B*^	3,984
1,281	Axon Enterprise, Inc.*	125,705
5,356	Boeing Co. (The)	981,754
3,220	BWX Technologies, Inc.	182,381
685	CPI Aerostructures, Inc.*	2,254
1,202	Cubic Corp.	57,732
1,891	Curtiss-Wright Corp.	168,828
625	Ducommun, Inc.*	21,794
3,182	General Dynamics Corp.	475,582
769	HEICO Corp.	76,631
1,407	HEICO Corp., Class A	114,305
3,113	Hexcel Corp.	140,770
12,010	Howmet Aerospace, Inc.*	190,359
1,188	Huntington Ingalls Industries, Inc.	207,294
4,471	Kratos Defense & Security Solutions, Inc.*	69,882
1,779	L3harris Technologies, Inc.	301,843
3,152	Lockheed Martin Corp.	1,150,227
1,378	Mercury Systems, Inc.*	108,393
913	Moog, Inc., Class A	48,371
343	National Presto Industries, Inc.	29,975
1,970	Northrop Grumman Corp.	605,656
953	Park Aerospace Corp., Class C	10,616
15,464	Raytheon Technologies Corp.	952,891
2,910	Spirit AeroSystems Holdings, Inc., Class A	69,665
495	Teledyne Technologies, Inc.*	153,920
6,294	Textron, Inc.	207,136
521	TransDigm Group, Inc.	230,308
1,258	Triumph Group, Inc.	11,335
741	Vectrus, Inc.*	36,405

		7,011,010

Air Freight & Logistics (0.4%):
3,741	Air Transport Services Group, Inc.*	83,312
1,400	Atlas Air Worldwide Holdings, Inc.*	60,242
3,474	C.H. Robinson Worldwide, Inc.	274,654
1,026	Echo Global Logistics, Inc.*	22,182
3,087	Expeditors International of Washington, Inc.	234,735
3,417	FedEx Corp.	479,132
1,079	Forward Air Corp.	53,756
1,993	Hub Group, Inc., Class A*	95,385
3,266	Radiant Logistics, Inc.*	12,835
9,001	United Parcel Service, Inc., Class B	1,000,732
3,784	XPO Logistics, Inc.*	292,314

		2,609,279

Airlines (0.5%):
5,679	Alaska Air Group, Inc.	205,921
858	Allegiant Travel Co.	93,702
11,473	American Airlines Group, Inc.	149,952
1,140	Copa Holdings SA, Class A	57,638
14,911	Delta Air Lines, Inc.	418,254
2,644	Hawaiian Holdings, Inc.	37,122
12,051	JetBlue Airways Corp.*	131,356
2,917	SkyWest, Inc.	95,153

Shares		Fair Value
Common Stocks, continued
Airlines, continued
14,880	Southwest Airlines Co.	$508,597
3,618	Spirit Airlines, Inc.*^	64,400
8,455	United Airlines Holdings, Inc.*	292,628

		2,054,723

Auto Components (0.6%):
2,780	Adient plc*	45,648
8,138	American Axle & Manufacturing Holdings, Inc.*	61,849
6,524	Aptiv plc	508,350
4,085	Autoliv, Inc.	263,523
8,940	BorgWarner, Inc.	315,581
2,411	Cooper Tire & Rubber Co.	66,568
1,256	Cooper-Standard Holding, Inc.*	16,642
7,352	Dana, Inc.	89,621
2,123	Delphi Technologies plc*	30,168
1,395	Dorman Products, Inc.*	93,563
1,599	Fox Factory Holding Corp.*	132,093
1,259	Garrett Motion, Inc.*	6,975
9,071	Gentex Corp.	233,760
1,620	Gentherm, Inc.*	63,018
10,334	Goodyear Tire & Rubber Co.	92,438
1,365	Horizon Global Corp.*	3,003
1,015	LCI Industries	116,705
2,642	Lear Corp.	288,031
3,637	Modine Manufacturing Co.*	20,076
1,190	Motorcar Parts of America, Inc.*	21,027
1,436	Standard Motor Products, Inc.	59,163
1,582	Stoneridge, Inc.*	32,684
275	Strattec Security Corp.	4,384
3,917	Tenneco, Inc.*	29,613
3,249	Veoneer, Inc.*^	34,732
986	Visteon Corp.*	67,541
1,621	VOXX International Corp.*	9,369

		2,706,125

Automobiles (0.6%):
79,474	Ford Motor Co.	483,202
28,639	General Motors Co.	724,567
7,220	Harley-Davidson, Inc.	171,619
1,011	Tesla, Inc.*	1,091,688
1,652	Winnebago Industries, Inc.	110,056

		2,581,132

Banks (4.9%):
1,278	1st Source Corp.	45,471
504	ACNB Corp.	13,195
954	Allegiance Bancshares, Inc.	24,222
661	American National Bankshares, Inc.	16,551
587	American River Bankshares	6,281
2,629	Ameris Bancorp	62,018
704	Ames National Corp.	13,897
958	Arrow Financial Corp.	28,481
5,524	Associated Banc-Corp.	75,568
1,160	Atlantic Capital Bancshares, Inc.*	14,106
4,019	Atlantic Union Bankshares Corp.	93,080
2,876	Banc of California, Inc.	31,147
1,639	BancFirst Corp.	66,494
2,831	Bancorp, Inc. (The)*	27,744
2,523	BancorpSouth Bank	57,373

See accompanying notes to the financial statements.

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
79,802	Bank of America Corp.	$1,895,297
899	Bank of Commerce Holdings	6,814
1,489	Bank of Hawaii Corp.	91,439
902	Bank of Marin Bancorp	30,064
2,800	Bank of Nt Butterfield & Son, Ltd. (The)	68,292
4,810	Bank OZK	112,891
2,950	BankUnited, Inc.	59,738
1,829	Banner Corp.	69,502
1,189	Bar Harbor Bankshares	26,622
842	BCB Bancorp, Inc.	7,814
2,598	Berkshire Hills Bancorp, Inc.	28,630
2,016	BOK Financial Corp.	113,783
5,245	Boston Private Financial Holdings, Inc.	36,086
668	Bridge Bancorp, Inc.	15,257
5,107	Brookline Bancorp, Inc.	51,479
1,162	Bryn Mawr Bank Corp.	32,141
977	Byline BanCorp, Inc.	12,799
74	C&F Financial Corp.	2,461
5,075	Cadence Bancorp	44,965
843	Camden National Corp.	29,117
1,309	Capital City Bank Group, Inc.	27,424
3,399	Cathay General Bancorp	89,394
1,225	CBTX, Inc.	25,725
1,402	Central Pacific Financial Corp.	22,474
933	Central Valley Community Bancorp	14,359
273	Century Bancorp, Inc.	21,218
377	Chemung Financial Corp.	10,292
2,299	CIT Group, Inc.	47,658
21,616	Citigroup, Inc.	1,104,577
943	Citizens & Northern Corp.	19,473
8,004	Citizens Financial Group, Inc.	202,021
552	Citizens Holding Co.	13,800
904	City Holding Co.	58,914
938	Civista Bancshares, Inc.	14,445
735	CNB Financial Corp.	13,179
85	Codorus Valley Bancorp, Inc.	1,176
56	Colony Bankcorp, Inc.	659
3,326	Columbia Banking System, Inc.	94,275
4,900	Comerica, Inc.	186,690
3,237	Commerce Bancshares, Inc.	192,504
1,393	Community Bank System, Inc.	79,429
1,325	Community Trust Bancorp, Inc.	43,407
2,266	ConnectOne Bancorp, Inc.	36,528
1,845	Cullen/Frost Bankers, Inc.	137,840
1,643	Customers Bancorp, Inc.*	19,749
5,350	CVB Financial Corp.	100,259
1,882	Eagle Bancorp, Inc.	61,636
4,679	East West Bancorp, Inc.	169,567
1,229	Enterprise Financial Services Corp.	38,246
682	Equity Bancshares, Inc.*	11,894
312	Evans Bancorp, Inc.	7,257
13,238	F.N.B. Corp.	99,285
1,329	Farmers National Banc Corp.	15,762
1,542	FB Financial Corp.	38,195
11,843	Fifth Third Bancorp	228,333
1,053	Financial Institutions, Inc.	19,596
752	First Bancorp	18,860

Shares		Fair Value
Common Stocks, continued
Banks, continued
10,711	First Bancorp	$59,874
814	First Bancorp, Inc.	17,664
611	First Bancshares, Inc. (The)	13,748
2,931	First Busey Corp.	54,663
664	First Business Financial Services, Inc.	10,923
365	First Citizens BancShares, Inc., Class A	147,832
5,424	First Commonwealth Financial Corp.	44,911
1,419	First Community Bankshares	31,857
5,037	First Financial Bancorp	69,964
4,532	First Financial Bankshares, Inc.	130,929
536	First Financial Corp.	19,746
733	First Financial Northwest, Inc.	7,103
1,996	First Foundation, Inc.	32,615
1,512	First Hawaiian, Inc.	26,067
11,600	First Horizon National Corp.	115,536
1,244	First Interstate BancSystem, Class A	38,514
1,606	First Merchants Corp.	44,277
660	First Mid Bancshares, Inc.	17,312
4,022	First Midwest Bancorp, Inc.	53,694
1,573	First of Long Island Corp. (The)	25,703
2,517	First Republic Bank	266,777
2,253	Flushing Financial Corp.	25,955
322	Franklin Financial Network, Inc.	8,292
5,044	Fulton Financial Corp.	53,113
1,315	German American Bancorp, Inc.	40,897
3,017	Glacier Bancorp, Inc.	106,470
1,035	Great Southern Bancorp, Inc.	41,773
2,353	Great Western Bancorp, Inc.	32,377
4,107	Hancock Whitney Corp.	87,068
2,408	Hanmi Financial Corp.	23,382
3,310	HarborOne BanCorp, Inc.*	28,267
43	Hawthorn Bancshares, Inc.	840
1,853	Heartland Financial USA, Inc.	61,964
1,197	Heritage Financial Corp.	23,940
2,010	Hertiage Commerce Corp.	15,085
5,680	Hilltop Holdings, Inc.	104,796
4,922	Home Bancshares, Inc.	75,700
1,540	Hometrust Bancshares, Inc.	24,640
6,189	Hope BanCorp, Inc.	57,063
2,112	Horizon Bancorp	22,577
17,399	Huntington Bancshares, Inc.	157,200
1,730	IBERIABANK Corp.	78,784
855	Independent Bank Corp.	12,697
929	Independent Bank Corp.	62,327
2,071	Independent Bank Group, Inc.	83,917
3,359	International Bancshares Corp.	107,555
10,187	Investors Bancorp, Inc.	86,590
44,571	JPMorgan Chase & Co.	4,192,347
16,447	KeyCorp	200,324
2,859	Lakeland Bancorp, Inc.	32,678
1,656	Lakeland Financial Corp.	77,153
501	Landmark Bancorp, Inc.	12,380
712	LCNB Corp.	11,364
2,207	Live Oak Bancshares, Inc.	32,024
2,533	M&T Bank Corp.	263,356
2,571	Macatawa Bank Corp.	20,105
1,293	Mercantile Bank Corp.	29,222

See accompanying notes to the financial statements.

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
241	Midland States BanCorp, Inc.	$3,603
638	MidWestone Financial Group, Inc.	12,760
1,805	National Bank Holdings Corp.	48,735
514	National Bankshares, Inc.	14,700
2,353	NBT Bancorp, Inc.	72,378
373	Nicolet Bankshares, Inc.*	20,440
510	Northrim Bancorp, Inc.	12,821
511	Norwood Financial Corp.	12,668
3,309	OFG Bancorp	44,241
440	Ohio Valley Banc Corp.	9,922
7,959	Old National Bancorp	109,516
2,225	Old Second Bancorp, Inc.	17,311
550	Origin Bancorp, Inc.	12,100
638	Orrstown Financial Services, Inc.	9,411
1,205	Pacific Mercantile Bancorp*	4,410
4,841	Pacific Premier Bancorp, Inc.	104,953
2,447	PacWest Bancorp	48,230
784	Park National Corp.	55,178
1,165	Peapack-Gladstone Financial Corp.	21,820
546	Penns Woods Bancorp, Inc.	12,400
608	Peoples Bancorp of NC	10,743
1,361	Peoples Bancorp, Inc.	28,962
11,228	People’s United Financial, Inc.	129,908
749	People’s Utah BanCorp	16,830
2,297	Pinnacle Financial Partners, Inc.	96,451
4,662	PNC Financial Services Group, Inc. (The)	490,489
2,484	Popular, Inc.	92,331
878	Preferred Bank Los Angeles	37,622
945	Premier Financial Bancorp, Inc.	12,115
2,791	Prosperity Bancshares, Inc.	165,730
606	QCR Holdings, Inc.	18,895
487	Rbb BanCorp	6,648
17,681	Regions Financial Corp.	196,613
2,997	Renasant Co.	74,625
1,417	Republic Bancorp, Inc., Class A	46,350
1,468	S & T Bancorp, Inc.	34,425
148	Salisbury Bancorp, Inc.	6,067
1,838	Sandy Spring Bancorp, Inc.	45,546
1,879	Seacoast Banking Corp of Florida*	38,332
1,252	Select Bancorp, Inc.*	10,191
2,629	ServisFirst Bancshares, Inc.	94,013
1,113	Shore Bancshares, Inc.	12,343
1,028	Sierra Bancorp	19,409
1,436	Signature Bank	153,537
4,534	Simmons First National Corp., Class A	77,577
2,840	South State Corp.	135,354
2,003	Southern National Bancorp	19,409
2,264	Southside Bancshares, Inc.	62,758
7,203	Sterling Bancorp	84,419
1,432	Stock Yards Bancorp, Inc.	57,566
557	Summit Financial Group, Inc.	9,179
1,102	SVB Financial Group*	237,514
5,125	Synovus Financial Corp.	105,216
5,120	TCF Financial Corp.	150,630
1,633	Texas Capital Bancshares, Inc.*	50,411
490	Tompkins Financial Corp.	31,737
3,776	TowneBank	71,140

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,726	TriCo Bancshares	$52,557
2,154	Tristate Capital Holdings, Inc.*	33,839
1,501	Triumph BanCorp, Inc.*	36,429
13,838	Truist Financial Corp.	519,617
3,028	Trustmark Corp.	74,247
20,169	U.S. Bancorp	742,623
2,075	UMB Financial Corp.	106,966
6,312	Umpqua Holdings Corp.	67,160
5,281	United Bankshares, Inc.	146,072
3,244	United Community Banks, Inc.	65,269
1,190	United Security Bancshares	7,961
42	Unity Bancorp, Inc.	601
1,914	Univest Financial Corp.	30,892
13,568	Valley National Bancorp	106,102
1,113	Washington Trust Bancorp	36,451
2,517	Webster Financial Corp.	72,011
40,035	Wells Fargo & Co.	1,024,895
2,998	WesBanco, Inc.	60,889
1,062	West Bancorp	18,574
1,287	Westamerica Bancorp	73,900
3,900	Western Alliance Bancorp	147,693
2,102	Wintrust Financial Corp.	91,689
5,488	Zions Bancorp	186,592

		21,402,561

Beverages (1.5%):
225	Boston Beer Co., Inc. (The), Class A*^	120,746
1,105	Brown-Forman Corp., Class A	63,615
4,134	Brown-Forman Corp., Class B	263,170
48,072	Coca-Cola Co. (The)	2,147,857
285	Coca-Cola Consolidated, Inc.	65,319
1,420	Constellation Brands, Inc., Class C	248,429
787	Craft Brewers Alliance, Inc.*	12,112
2,891	Keurig Dr Pepper, Inc.	82,104
615	MGP Ingredients, Inc.	22,574
3,243	Molson Coors Brewing Co., Class B	111,429
4,050	Monster Beverage Corp.*	280,746
1,132	National Beverage Corp.*	69,075
22,776	PepsiCo, Inc.	3,012,354

		6,499,530

Biotechnology (2.7%):
18,635	AbbVie, Inc.	1,829,585
2,144	ACADIA Pharmaceuticals, Inc.*	103,920
737	Acceleron Pharma, Inc.*	70,214
3,866	Acorda Therapeutics, Inc.*	2,840
3,964	Adverum Biotechnologies, Inc.*	82,768
436	Agios Pharmaceuticals, Inc.*	23,317
7,184	Akebia Therapeutics, Inc.*	97,559
3,713	Alexion Pharmaceuticals, Inc.*	416,747
1,012	Alkermes plc*	19,638
959	Alnylam Pharmaceuticals, Inc.*	142,037
2,354	AMAG Pharmaceuticals, Inc.*	18,008
8,202	Amgen, Inc.	1,934,525
955	AnaptysBio, Inc.*	21,335
2,151	Arena Pharmaceuticals, Inc.*	135,405
1,753	Arrowhead Pharmaceuticals, Inc.*	75,712
1,907	Atara Biotherapeutics, Inc.*	27,785

See accompanying notes to the financial statements.

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
898	Avrobio, Inc.*	$15,670
3,613	Biogen, Inc.*	966,658
2,087	BioMarin Pharmaceutical, Inc.*	257,411
1,469	Bluebird Bio, Inc.*	89,668
718	Concert Pharmaceuticals, Inc.*	7,144
1,545	Deciphera Pharmaceuticals, Inc.*	92,267
1,534	Denali Therapeutics, Inc.*^	37,092
233	Eagle Pharmaceuticals, Inc.*	11,179
1,656	Emergent Biosolutions, Inc.*	130,956
1,013	Enanta Pharmaceuticals, Inc.*	50,863
2,306	Epizyme, Inc.*	37,034
1,906	Exact Sciences Corp.*	165,708
9,933	Exelixis, Inc.*	235,809
1,444	Fibrogen, Inc.*	58,525
2,400	Five Prime Therapeutics, Inc.*	14,640
1,432	G1 Therapeutics, Inc.*	34,740
16,406	Gilead Sciences, Inc.	1,262,278
1,929	Global Blood Therapeutics, Inc.*	121,778
779	Glycomimetics Industries*	2,929
1,961	Incyte Corp.*	203,885
953	Insmed, Inc.*	26,246
2,177	Intellia Therapeutics, Inc.*^	45,761
1,964	Ionis Pharmaceuticals, Inc.*	115,797
4,399	Ironwood Pharmaceuticals, Inc.*	45,398
1,605	Karyopharm Therapeutics, Inc.*	30,399
1,263	Kura Oncology, Inc.*	20,587
526	Ligand Pharmaceuticals, Inc., Class B*	58,833
1,449	Macrogenics, Inc.*	40,456
194	Madrigal Pharmaceuticals, Inc.*	21,971
4,868	Momenta Pharmaceuticals, Inc.*	161,958
3,689	Myriad Genetics, Inc.*	41,833
715	Neurocrine Biosciences, Inc.*	87,230
1,522	ObsEva SA*	8,965
10,235	OPKO Health, Inc.*^	34,901
9,565	PDL BioPharma, Inc.*	27,834
1,720	Prothena Corp. plc*	17,991
687	Regeneron Pharmaceuticals, Inc.*	428,448
1,384	REGENXBIO, Inc.*	50,973
1,271	Repligen Corp.*	157,108
1,882	Retrophin, Inc.*	38,412
1,053	Rhythm Pharmaceuticals, Inc.*	23,482
2,600	Rocket Pharmaceuticals, Inc.*	54,418
1,793	Sage Therapeutics, Inc.*	74,553
6,888	Sangamo Therapeutics, Inc.*	61,716
660	Sarepta Therapeutics, Inc.*	105,824
1,210	Seattle Genetics, Inc.*	205,603
2,126	Spectrum Pharmaceuticals, Inc.*	7,186
1,104	Ultragenyx Pharmaceutical, Inc.*	86,355
1,559	United Therapeutics Corp.*	188,639
2,321	Vanda Pharmaceuticals, Inc.*	26,552
1,880	Vertex Pharmaceuticals, Inc.*	545,783
2,446	Xencor, Inc.*	79,226

		11,718,067

Building Products (0.8%):
3,264	A.O. Smith Corp.	153,800
1,915	AAON, Inc.	103,965
2,557	Advanced Drainage Systems, Inc.	126,316

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,795	Allegion plc	$183,485
938	American Woodmark Corp.*	70,960
1,085	Apogee Enterprises, Inc.	24,998
1,778	Armstrong Flooring, Inc.*	5,316
1,537	Armstrong World Industries, Inc.	119,825
5,385	Builders FirstSource, Inc.*	111,470
9,689	Carrier Global Corp.	215,290
3,362	Cornerstone Building Brands, Inc.*	20,374
889	Csw Industrials, Inc.	61,439
3,634	Fortune Brands Home & Security, Inc.	232,322
1,576	Gibraltar Industries, Inc.*	75,664
2,893	Griffon Corp.	53,578
1,209	Insteel Industries, Inc.	23,056
4,386	Jeld-Wen Holding, Inc.*	70,658
11,473	Johnson Controls International plc	391,687
617	Lennox International, Inc.	143,755
3,994	Masco Corp.	200,539
1,451	Masonite International Corp.*	112,859
3,117	Owens Corning	173,804
1,648	Patrick Industries, Inc.	100,940
3,615	PGT Innovations, Inc.*	56,683
1,925	Quanex Building Products Corp.	26,719
5,228	Resideo Technologies, Inc.*	61,272
1,453	Simpson Manufacturing Co., Inc.	122,575
3,025	Trane Technologies plc	269,164
1,627	Trex Co., Inc.*	211,624
2,320	UFP Industries, Inc.	114,863

		3,639,000

Capital Markets (2.9%):
1,837	Affiliated Managers Group, Inc.	136,967
3,965	Ameriprise Financial, Inc.	594,909
1,834	Ares Management Corp., Class A	72,810
2,502	Artisan Partners Asset Management, Inc., Class A	81,315
11,695	Bank of New York Mellon Corp. (The)	452,012
14,937	BGC Partners, Inc., Class A	40,927
1,297	BlackRock, Inc., Class A	705,685
4,934	Blackstone Group, Inc. (The), Class A	279,560
2,377	Blucora, Inc.*	27,145
3,965	Brightsphere Investment Group, Inc.	49,404
1,842	Cboe Global Markets, Inc.	171,822
12,621	Charles Schwab Corp. (The)	425,833
2,792	CME Group, Inc.	453,812
1,396	Cohen & Steers, Inc.	94,998
190	Diamond Hill Investment Group	21,597
2,917	Donnelley Financial Solutions, Inc.*	24,503
5,873	E*TRADE Financial Corp.	292,064
3,982	Eaton Vance Corp.	153,705
696	FactSet Research Systems, Inc.	228,615
4,054	Federated Investors, Inc., Class B	96,080
8,195	Franklin Resources, Inc.	171,849
3,237	Gain Capital Holdings, Inc.	19,487
388	GAMCO Investors, Inc., Class A	5,164
3,445	Goldman Sachs Group, Inc.	680,801
1,743	Greenhill & Co., Inc.	17,413
211	Hennessy Advisors, Inc.	1,669
1,166	Houlihan Lokey, Inc.	64,876
2,679	Interactive Brokers Group, Inc., Class A	111,902

See accompanying notes to the financial statements.

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,754	Intercontinental Exchange, Inc.	$527,066
597	INTL FCStone, Inc.*	32,835
13,284	Invesco, Ltd.	142,936
4,134	Janus Henderson Group plc	87,475
7,968	KKR & Co., Inc., Class A	246,052
3,497	Lazard, Ltd., Class A	100,119
2,912	Legg Mason, Inc.	144,872
2,674	LPL Financial Holdings, Inc.	209,642
510	MarketAxess Holdings, Inc.	255,469
1,429	Moelis & Co., Class A	44,528
2,252	Moody’s Corp.	618,692
17,584	Morgan Stanley	849,306
1,357	Morningstar, Inc.	191,296
962	MSCI, Inc., Class A	321,135
3,024	Nasdaq, Inc.	361,277
4,098	Northern Trust Corp.	325,135
1,024	Oppenheimer Holdings, Class A	22,313
784	Piper Jaffray Cos., Inc.	46,381
940	PJT Partners, Inc.	48,260
1,113	Pzena Investment Management, Inc.	6,055
2,834	Raymond James Financial, Inc.	195,064
2,390	S&P Global, Inc.	787,457
3,335	SEI Investments Co.	183,358
660	Silvercrest Asset Management Group, Inc., Class A	8,389
5,751	State Street Corp.	365,476
2,637	Stifel Financial Corp.	125,073
3,026	T. Rowe Price Group, Inc.	373,711
10,267	TD Ameritrade Holding Corp.	373,513
1,429	Virtu Financial, Inc., Class A	33,724
438	Virtus Investment Partners, Inc.	50,935
4,662	Waddell & Reed Financial, Inc., Class A	72,308
425	Westwood Holdings, Inc.	6,694
7,874	WisdomTree Investments, Inc.	27,323

		12,660,793

Chemicals (2.3%):
2,746	AdvanSix, Inc.*	32,238
2,536	Air Products & Chemicals, Inc.	612,342
2,746	Albemarle Corp.	212,019
1,157	American Vanguard Corp.	15,920
2,194	Ashland Global Holdings, Inc.	151,605
12,296	Axalta Coating Systems, Ltd.*	277,275
1,138	Balchem Corp.	107,951
2,532	Cabot Corp.	93,811
2,172	Celanese Corp., Series A	187,530
8,733	CF Industries Holdings, Inc.	245,747
533	Chase Corp.	54,633
4,033	Chemours Co. (The)	61,907
578	Core Molding Technologies, Inc.*	2,381
12,806	Corteva, Inc.	343,073
9,564	Dow, Inc.	389,829
8,169	DuPont de Nemours, Inc.	434,019
2,765	Eastman Chemical Co.	192,555
3,033	Ecolab, Inc.	603,414
12,316	Element Solutions, Inc.*	133,629
5,990	Ferro Corp.*	71,521
2,634	FMC Corp.	262,399

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,222	Futurefuel Corp.	$38,503
3,313	GCP Applied Technologies, Inc.*	61,556
1,438	H.B. Fuller Co.	64,135
9,602	Huntsman Corp.	172,548
962	Ingevity Corp.*	50,572
571	Innospec, Inc.	44,110
1,701	International Flavors & Fragrances, Inc.	208,304
14,982	Intrepid Potash, Inc.*	14,832
783	Koppers Holdings, Inc.*	14,752
2,348	Kraton Corp.*	40,573
4,741	Kronos Worldwide, Inc.	49,354
4,167	Linde plc	883,863
2,160	Livent Corp.*^	13,306
1,233	LSB Industries, Inc.*	1,430
11,017	LyondellBasell Industries NV, Class A	724,037
1,816	Minerals Technologies, Inc.	85,225
8,529	Mosaic Co. (The)	106,698
441	NewMarket Corp.	176,612
7,103	Olin Corp.	81,613
3,051	PolyOne Corp.	80,028
5,695	PPG Industries, Inc.	604,011
1,630	PQ Group Holdings, Inc.*	21,581
3,631	Rayonier Advanced Materials, Inc.*	10,203
2,581	RPM International, Inc.	193,730
1,648	Scotts Miracle-Gro Co. (The)	221,607
1,975	Sensient Technologies Corp.	103,016
1,345	Sherwin Williams Co.	777,207
893	Stepan Co.	86,710
1,627	Trecora Resources*	10,201
1,070	Tredegar Corp.	16,478
2,086	Trinseo SA	46,226
4,906	Tronox Holdings plc, Class A	35,421
6,023	Valvoline, Inc.	116,425
4,276	Venator Materials plc*	7,654
2,512	W.R. Grace & Co.	127,635
3,172	Westlake Chemical Corp.	170,178

		9,946,132

Commercial Services & Supplies (0.9%):
2,302	ABM Industries, Inc.	83,563
2,927	ACCO Brands Corp.	20,782
11,570	ADT, Inc.^	92,329
3,173	Advanced Disposal Services, Inc.*	95,729
4,271	ARC Document Solutions, Inc.	4,271
1,844	Brady Corp., Class A	86,336
1,144	Brink’s Co. (The)	52,063
1,028	Casella Waste Systems, Inc.*	53,579
2,003	CECO Environmental Corp.*	13,200
912	Cimpress plc*	69,622
1,047	Cintas Corp.	278,879
5,206	Civeo Corp.*	3,210
2,044	Clean Harbors, Inc.*	122,599
2,965	Copart, Inc.*	246,896
5,346	Covanta Holding Corp.	51,268
859	Deluxe Corp.	20,221
1,613	Ennis, Inc.	29,260
2,148	Healthcare Services Group, Inc.	52,540
1,042	Heritage-Crystal Clean, Inc.*	18,193

See accompanying notes to the financial statements.

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,205	Herman Miller, Inc.	$52,060
2,271	HNI Corp.	69,424
4,215	IAA, Inc.*	162,573
4,002	Interface, Inc.	32,576
5,118	KAR Auction Services, Inc.	70,424
2,829	Kimball International, Inc., Class B	32,703
2,754	Knoll, Inc.	33,571
1,875	Matthews International Corp., Class A	35,813
1,011	McGrath Rentcorp	54,604
2,162	Mobile Mini, Inc.	63,779
1,035	MSA Safety, Inc.	118,445
1,552	NL Industries, Inc.	5,292
1,763	PICO Holdings, Inc.*	14,862
8,238	Pitney Bowes, Inc.	21,419
2,606	Quad Graphics, Inc.	8,470
3,455	Republic Services, Inc., Class A	283,483
4,020	Rollins, Inc.	170,408
2,114	RR Donnelley & Sons Co.	2,516
1,467	SP Plus Corp.*	30,382
5,403	Steelcase, Inc., Class A	65,160
2,586	Stericycle, Inc.*	144,764
1,534	Team, Inc.*	8,544
1,842	Tetra Tech, Inc.	145,739
542	UniFirst Corp.	96,991
1,141	US Ecology, Inc.	38,657
1,003	Viad Corp.	19,077
824	Vse Corp.	25,865
5,482	Waste Management, Inc.	580,598

		3,782,739

Communications Equipment (1.1%):
1,772	Acacia Communications, Inc.*	119,061
2,109	ADTRAN, Inc.	23,051
752	Applied Optoelectronics, Inc.*^	8,174
1,560	Arista Networks, Inc.*	327,648
1,829	CalAmp Corp.*	14,650
2,202	Calix, Inc.*	32,810
2,888	Ciena Corp.*	156,414
52,195	Cisco Systems, Inc.	2,434,376
6,102	CommScope Holding Co., Inc.*	50,830
316	Communications Systems, Inc.	1,602
1,822	Comtech Telecommunications Corp.	30,774
1,262	Digi International, Inc.*	14,702
1,548	EchoStar Corp., Class A*	43,282
1,189	EMCORE Corp.*	3,781
1,236	F5 Networks, Inc.*	172,397
7,060	Harmonic, Inc.*	33,535
11,833	Infinera Corp.*	70,051
1,013	InterDigital, Inc.	57,366
5,828	Juniper Networks, Inc.	133,228
909	KVH Industries, Inc.*	8,117
1,533	Lumentum Holdings, Inc.*	124,832
1,806	Motorola Solutions, Inc.	253,075
2,444	NETGEAR, Inc.*	63,275
3,156	NetScout Systems, Inc.*	80,667
589	Palo Alto Networks, Inc.*	135,276
807	Plantronics, Inc.^	11,847
3,679	Ribbon Communications, Inc.*	14,458

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
338	Ubiquiti, Inc.	$59,001
2,004	ViaSat, Inc.*	76,893
6,628	Viavi Solutions, Inc.*	84,441

		4,639,614

Construction & Engineering (0.4%):
4,533	AECOM*	170,350
800	Aegion Corp.*	12,696
2,172	Ameresco, Inc., Class A*	60,338
1,719	Arcosa, Inc.	72,542
1,245	Argan, Inc.	58,988
1,358	Comfort Systems USA, Inc.	55,339
2,183	Construction Partners, Inc., Class A*	38,770
1,425	Dycom Industries, Inc.*	58,268
2,278	EMCOR Group, Inc.	150,667
2,848	Fluor Corp.	34,404
2,377	Granite Construction, Inc.	45,496
5,343	Great Lakes Dredge & Dock Co.*	49,476
1,221	IES Holdings, Inc.*	28,291
2,047	Jacobs Engineering Group, Inc.	173,586
3,504	MasTec, Inc.*	157,224
1,578	MYR Group, Inc.*	50,354
574	NV5 Global, Inc.*	29,176
2,101	Orion Group Holdings, Inc.*	6,597
3,094	Primoris Services Corp.	54,949
5,039	Quanta Services, Inc.	197,681
2,791	Tutor Perini Corp.*	33,994
568	Valmont Industries, Inc.	64,536
5,058	WillScot Corp.*	62,163

		1,665,885

Construction Materials (0.2%):
961	Eagle Materials, Inc., Class A	67,481
1,145	Martin Marietta Materials, Inc.	236,523
5,020	Summit Materials, Inc., Class A*	80,722
1,308	U.S. Concrete, Inc.*	32,438
353	U.S. Lime & Minerals, Inc.	29,807
2,021	Vulcan Materials Co.	234,133

		681,104

Consumer Finance (0.8%):
7,604	Ally Financial, Inc.	150,787
8,890	American Express Co.	846,328
144	Asta Funding, Inc.*	1,862
4,697	Capital One Financial Corp.	293,985
1,912	Consumer Portfolio Services, Inc.*	5,411
670	Credit Acceptance Corp.*^	280,737
7,659	Discover Financial Services	383,639
2,110	Encore Capital Group, Inc.*^	72,120
1,910	Enova International, Inc.*	28,402
3,948	EZCORP, Inc., Class A*	24,872
1,460	Firstcash, Inc.	98,521
1,425	Green Dot Corp., Class A*	69,939
5,431	LendingClub Corp.*	24,711
9,170	Navient Corp.	64,465
1,462	Nelnet, Inc., Class A	69,796
750	Nicholas Financial, Inc.*	5,783
5,999	Onemain Holdings, Inc.	147,215
2,661	PRA Group, Inc.*	102,874

See accompanying notes to the financial statements.

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
960	Regional Mgmt Corp.*	$17,002
10,164	Santander Consumer USA Holdings, Inc.^	187,119
13,802	SLM Corp.	97,028
16,752	Synchrony Financial	371,224
505	World Acceptance Corp.*	33,088

		3,376,908

Containers & Packaging (0.7%):
21,700	Amcor plc	221,557
2,245	AptarGroup, Inc.	251,395
1,901	Avery Dennison Corp.	216,885
5,579	Ball Corp.	387,686
5,745	Berry Global Group, Inc.*	254,618
4,160	Crown Holdings, Inc.*	270,941
13,900	Graphic Packaging Holding Co.	194,461
1,930	Greif, Inc., Class A	66,411
1,110	Greif, Inc., Class B	46,431
10,021	International Paper Co.	352,839
2,608	Myers Industries, Inc.	37,946
6,963	O-I Glass, Inc.	62,528
2,417	Packaging Corp. of America	241,217
3,591	Sealed Air Corp.	117,964
5,030	Silgan Holdings, Inc.	162,922
3,834	Sonoco Products Co.	200,480
538	UFP Technologies, Inc.*	23,704
4,190	WestRock Co.	118,409

		3,228,394

Distributors (0.2%):
2,074	Core Markt Holdngs Co., Inc.	51,757
1,267	Funko, Inc., Class A*^	7,349
3,727	Genuine Parts Co.	324,100
5,971	LKQ Corp.*	156,440
759	Pool Corp.	206,349
811	Weyco Group, Inc.	17,509

		763,504

Diversified Consumer Services (0.3%):
1,744	Adtalem Global Education, Inc.*	54,326
1,304	American Public Education, Inc.*	38,598
928	Bright Horizons Family Solutions, Inc.*	108,762
1,464	Carriage Services, Inc.	26,528
1,830	Chegg, Inc.*	123,086
506	Collectors Universe, Inc.	17,346
2,913	Frontdoor, Inc.*	129,133
112	Graham Holdings Co., Class B	38,379
1,763	Grand Canyon Education, Inc.*	159,605
5,239	H&R Block, Inc.	74,813
8,803	Houghton Mifflin Harcourt Co.*	15,933
1,702	K12, Inc.*	46,362
3,406	Laureate Education, Inc.*	33,941
2,522	Perdoceo Education Corp.*	40,175
1,309	Regis Corp.*	10,708
3,783	Service Corp. International	147,121
3,452	ServiceMaster Global Holdings, Inc.*	123,202
825	Strategic Education, Inc.	126,761
1,696	Universal Technical Institute, Inc.*	11,787
1,419	WW International, Inc.*	36,014

		1,362,580

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.9%):
20,001	Berkshire Hathaway, Inc., Class B*	$3,570,380
2,704	Cannae Holdings, Inc.*	111,134
8,500	Equitable Holdings, Inc.	163,965
6,286	Jefferies Financial Group, Inc.	97,747
827	Marlin Business Services, Inc.	6,996
4,869	On Deck Capital, Inc.*	3,498
2,777	Voya Financial, Inc.	129,547

		4,083,267

Diversified Telecommunication Services (2.1%):
398	Anterix, Inc.*	18,045
104,312	AT&T, Inc.	3,153,352
1,019	ATN International, Inc.	61,721
41,808	CenturyLink, Inc.	419,334
3,035	Cincinnati Bell, Inc.*	45,070
1,533	Cogent Communications Holdings, Inc.	118,593
4,558	Consolidated Communications Holdings, Inc.*	30,858
1,994	IDT Corp.*	13,021
4,575	Iridium Communications, Inc.*	116,388
4,045	Orbcomm, Inc.*	15,573
90,336	Verizon Communications, Inc.	4,980,223
5,536	Vonage Holdings Corp.*	55,692

		9,027,870

Electric Utilities (1.4%):
1,814	ALLETE, Inc.	99,063
3,658	Alliant Energy Corp.	174,999
5,015	American Electric Power Co., Inc.	399,395
1,163	Avangrid, Inc.	48,823
7,267	Duke Energy Corp.	580,560
4,999	Edison International	271,496
1,593	El Paso Electric Co.	106,731
2,654	Entergy Corp.	248,972
3,485	Evergy, Inc.	206,626
3,630	Eversource Energy	302,270
9,675	Exelon Corp.	351,106
5,940	FirstEnergy Corp.	230,353
1,272	Genie Energy, Ltd., Class B	9,362
3,281	Hawaiian Electric Industries, Inc.	118,313
1,676	IDACORP, Inc.	146,432
1,426	MGE Energy, Inc.	91,991
4,715	NextEra Energy, Inc.	1,132,401
5,238	OGE Energy Corp.	159,026
1,672	Otter Tail Corp.	64,857
1,175	PG&E Corp.*	10,422
1,787	Pinnacle West Capital Corp.	130,969
2,755	PNM Resources, Inc.	105,902
2,522	Portland General Electric Co.	105,445
10,230	PPL Corp.	264,343
10,839	Southern Co. (The)	562,001
5,593	Xcel Energy, Inc.	349,563

		6,271,421

Electrical Equipment (0.8%):
1,491	Acuity Brands, Inc.	142,748
926	Allied Motion Technologies, Inc.	32,688
4,022	AMETEK, Inc.	359,446
2,063	Atkore International Group, Inc.*	56,423
1,175	AZZ, Inc.	40,326

See accompanying notes to the financial statements.

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
4,436	Eaton Corp. plc	$388,061
7,574	Emerson Electric Co.	469,816
1,159	Encore Wire Corp.	56,582
1,495	EnerSys	96,248
1,919	Generac Holdings, Inc.*	233,984
7,206	GrafTech International, Ltd.	57,504
2,006	Hubbell, Inc.	251,472
1,831	LSI Industries, Inc.	11,847
5,836	nVent Electric plc	109,308
606	Powell Industries, Inc.	16,598
400	Preformed Line Products Co.	20,004
1,766	Regal-Beloit Corp.	154,207
1,997	Rockwell Automation, Inc.	425,361
5,452	Sensata Technologies Holding plc*	202,978
4,883	Sunrun, Inc.*	96,293
1,298	Thermon Group Holdings, Inc.*	18,912
1,704	Tpi Composites, Inc.*	39,822

		3,280,628

Electronic Equipment, Instruments & Components (1.3%):
3,639	Amphenol Corp., Class A	348,653
2,582	Arlo Technologies, Inc.*	6,662
2,648	Arrow Electronics, Inc.*	181,891
2,249	Avnet, Inc.	62,713
1,234	Badger Meter, Inc.	77,643
550	Bel Fuse, Inc., Class B	5,902
2,225	Belden, Inc.	72,424
1,721	Benchmark Electronics, Inc.	37,174
2,500	CDW Corp.	290,450
2,111	Cognex Corp.	126,069
687	Coherent, Inc.*	89,983
13,918	Corning, Inc.	360,476
1,576	CTS Corp.	31,583
2,838	Daktronics, Inc.	12,345
1,977	Dolby Laboratories, Inc., Class A	130,225
876	ePlus, Inc.*	61,916
1,526	Fabrinet*	95,253
1,007	FARO Technologies, Inc.*	53,975
10,405	Fitbit, Inc., Class A*	67,216
21,372	Flex, Ltd.*	219,063
4,299	FLIR Systems, Inc.	174,410
640	Frequency Electronics, Inc.*	5,606
1,676	Insight Enterprises, Inc.*	82,459
959	IPG Photonics Corp.*	153,814
1,449	Itron, Inc.*	95,996
7,168	Jabil, Inc.	229,949
3,466	Keysight Technologies, Inc.*	349,303
1,603	Kimball Electronics, Inc.*	21,705
4,037	Knowles Corp.*	61,605
725	Littlelfuse, Inc.	123,707
2,290	Methode Electronics, Inc., Class A	71,585
915	MTS Systems Corp.	16,095
3,415	National Instruments Corp.	132,195
902	Novanta, Inc.*	96,307
594	OSI Systems, Inc.*	44,336
1,445	PC Connection, Inc.	66,990
1,291	Plexus Corp.*	91,093
793	Rogers Corp.*	98,808

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,240	Sanmina Corp.*	$56,090
1,757	ScanSource, Inc.*	42,326
2,124	SYNNEX Corp.	254,391
3,729	TE Connectivity, Ltd.	304,100
1,453	Tech Data Corp.*	210,685
3,861	Trimble, Inc.*	166,757
6,321	TTM Technologies, Inc.*	74,967
6,420	Vishay Intertechnology, Inc.	98,033
966	Zebra Technologies Corp., Class A*	247,248

		5,702,176

Energy Equipment & Services (0.4%):
7,479	Archrock, Inc.	48,539
12,902	Baker Hughes Co.	198,561
519	Bristow Group, Inc.*	7,230
6,215	ChampionX Corp.*	60,658
1,347	Core Laboratories NV^	27,371
2,169	Dril-Quip, Inc.*	64,615
2,010	Exterran Corp.*	10,834
6,125	Forum Energy Technologies, Inc.*	3,235
13,037	Frank’s International NV*	29,073
760	Geospace Technologies Corp.*^	5,715
1,086	Gulf Island Fabrication, Inc.*	3,334
26,656	Halliburton Co.	345,994
7,826	Helix Energy Solutions Group, Inc.*	27,156
2,727	Helmerich & Payne, Inc.	53,204
892	KLX Energy Services Holdings, Inc.*^	1,918
2,181	Liberty Oilfield Services, Inc., Class A^	11,952
1,436	Mammoth Energy Services, Inc.*	1,694
1,750	Matrix Service Co.*	17,010
359	Nabors Industries, Ltd.*^	13,290
8,395	National Oilwell Varco, Inc.	102,839
935	Natural Gas Services Group*	5,862
4,799	Newpark Resources, Inc.*	10,702
12,646	NexTier Oilfield Solutions, Inc.*	30,983
12,057	Noble Corp. plc*	3,872
4,818	Oceaneering International, Inc.*	30,787
3,066	Oil States International, Inc.*	14,564
6,531	Patterson-UTI Energy, Inc.	22,663
6,172	Propetro Holding Corp.*	31,724
4,475	RPC, Inc.*^	13,783
18,183	Schlumberger, Ltd.	334,385
1,291	SEACOR Holdings, Inc.*	36,561
493	SEACOR Marine Holdings, Inc.*^	1,257
3,974	Select Energy Services, Inc.*	19,473
13,590	TechnipFMC plc	92,955
4,086	TETRA Technologies, Inc.*	2,184
2,510	Tidewater, Inc.*	14,031
14,584	Transocean, Ltd.*	26,689
4,546	U.S. Silica Holdings, Inc.	16,411

		1,743,108

Entertainment (1.2%):
6,261	Activision Blizzard, Inc.	475,210
3,433	AMC Entertainment Holdings, Inc., Class A^	14,728
4,383	Cinemark Holdings, Inc.	50,624
2,138	Electronic Arts, Inc.*	282,323
1,834	Eros International plc*^	5,795

See accompanying notes to the financial statements.

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
2,858	Imax Corp.*	$32,038
247	Liberty Braves Group, Class A*	4,960
527	Liberty Braves Group, Class C*	10,403
619	Liberty Media Corp-Liberty Formula One, Class A*	18,062
4,974	Liberty Media Corp-Liberty Formula One, Class C*	157,726
2,111	Lions Gate Entertainment Corp., Class A*	15,643
2,411	Lions Gate Entertainment Corp., Class B*	16,467
2,762	Live Nation Entertainment, Inc.*	122,439
540	Madison Square Garden Entertainment Corp.*	40,500
1,459	Marcus Corp.	19,361
4,352	Netflix, Inc.*	1,980,333
1,419	Reading International, Inc., Class A*^	6,031
294	Rosetta Stone, Inc.*	4,957
755	Spotify Technology SA*	194,933
1,662	Take-Two Interactive Software, Inc.*	231,965
12,888	Walt Disney Co. (The)	1,437,140
1,208	World Wrestling Entertainment, Inc., Class A	52,488
31,714	Zynga, Inc.*	302,552

		5,476,678

Food & Staples Retailing (1.4%):
5,026	BJ’s Wholesale Club Holdings, Inc.*	187,319
1,222	Casey’s General Stores, Inc.	182,713
4,253	Costco Wholesale Corp.	1,289,551
1,267	Ingles Markets, Inc., Class A	54,570
19,769	Kroger Co. (The)	669,181
1,720	Natural Grocers by Vitamin Cottage, Inc.	25,594
3,362	Performance Food Group Co.*	97,969
884	PriceSmart, Inc.	53,332
1,864	Rite Aid Corp.*^	31,800
3,281	SpartanNash Co.	69,721
4,494	Sprouts Farmers Market, Inc.*	115,001
8,242	Sysco Corp.	450,508
1,610	The Andersons, Inc.	22,154
1,143	The Chefs’ Warehouse, Inc.*	15,522
3,347	United Natural Foods, Inc.*	60,949
9,226	US Foods Holding Corp.*	181,937
738	Village Super Market, Inc., Class A	20,457
11,281	Walgreens Boots Alliance, Inc.	478,202
15,608	Walmart, Inc.	1,869,525
1,607	Weis Markets, Inc.	80,543

		5,956,548

Food Products (1.4%):
9,610	Archer-Daniels-Midland Co.	383,439
3,898	B&G Foods, Inc.^	95,033
4,805	Bunge, Ltd.	197,630
808	Calavo Growers, Inc.	50,831
1,477	Cal-Maine Foods, Inc.*	65,697
5,711	Campbell Soup Co.	283,437
8,140	Conagra Brands, Inc.	286,284
4,717	Darling Ingredients, Inc.*	116,133
5,447	Dean Foods Co.*	435
1,004	Farmer Brothers Co.*	7,369
7,961	Flowers Foods, Inc.	178,008
2,396	Fresh Del Monte Produce, Inc.	58,990
6,906	General Mills, Inc.	425,755
3,802	Hain Celestial Group, Inc. (The)*	119,801

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,995	Hershey Co. (The)	$258,592
3,476	Hormel Foods Corp.	167,787
6,244	Hostess Brands, Inc.*	76,302
2,764	Ingredion, Inc.	229,412
576	J & J Snack Foods Corp.	73,227
2,059	JM Smucker Co. (The)	217,863
300	John B Sanfilippo And Son, Inc.	25,599
3,437	Kellogg Co.	227,048
6,403	Kraft Heinz Co. (The)	204,192
2,371	Lamb Weston Holdings, Inc.	151,578
902	Lancaster Colony Corp.	139,801
1,028	Landec Corp.*	8,183
2,276	McCormick & Co.	408,337
389	McCormick & Co., Inc.^	69,106
10,630	Mondelez International, Inc., Class A	543,511
4,222	Pilgrim’s Pride Corp.*	71,310
2,703	Post Holdings, Inc.*	236,837
854	Sanderson Farms, Inc.	98,970
29	Seaboard Corp.	85,081
677	Seneca Foods Corp., Class A*	22,889
3,045	Simply Good Foods Co. (The)*	56,576
1,897	Tootsie Roll Industries, Inc.^	65,010
2,341	TreeHouse Foods, Inc.*	102,536
5,547	Tyson Foods, Inc., Class A	331,211

		6,139,800

Gas Utilities (0.3%):
1,922	Atmos Energy Corp.	191,393
439	Chesapeake Utilities Corp.	36,876
2,716	National Fuel Gas Co.	113,882
3,160	New Jersey Resources Corp.	103,174
1,115	Northwest Natural Holding Co.	62,206
1,624	ONE Gas, Inc.	125,129
232	RGC Resources, Inc.	5,607
2,958	South Jersey Industries, Inc.	73,920
1,754	Southwest Gas Holdings, Inc.	121,114
1,545	Spire, Inc.	101,522
5,539	UGI Corp.	176,140

		1,110,963

Health Care Equipment & Supplies (2.6%):
12,621	Abbott Laboratories	1,153,937
763	ABIOMED, Inc.*	184,310
2,269	Accuray, Inc.*	4,606
849	Align Technology, Inc.*	233,000
2,726	AngioDynamics, Inc.*	27,723
955	Anika Therapeutics, Inc.*	36,032
66	Atrion Corp.	42,043
1,897	Avanos Medical, Inc.*	55,753
5,747	Baxter International, Inc.	494,817
2,187	Becton Dickinson & Co.	523,283
11,126	Boston Scientific Corp.*	390,634
1,208	Cantel Medical Corp.	53,430
789	CONMED Corp.	56,800
862	Cooper Cos., Inc. (The)	244,498
1,619	CryoLife, Inc.*	31,036
4,597	Danaher Corp.	812,888
3,380	Dentsply Sirona, Inc.	148,923

See accompanying notes to the financial statements.

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
693	DexCom, Inc.*	$280,942
6,159	Edwards Lifesciences Corp.*	425,648
1,790	Envista Holdings Corp.*	37,751
2,271	Globus Medical, Inc., Class A*	108,349
1,463	Haemonetics Corp.*	131,026
392	Heska Corp.*^	36,523
1,363	Hill-Rom Holdings, Inc.	149,630
5,482	Hologic, Inc.*	312,474
774	ICU Medical, Inc.*	142,656
1,506	IDEXX Laboratories, Inc.*	497,221
433	Inogen, Inc.*	15,380
489	Insulet Corp.*	94,993
1,457	Integer Holdings Corp.*	106,434
2,946	Integra LifeSciences Holdings Corp.*	138,433
821	Intuitive Surgical, Inc.*	467,830
2,327	Invacare Corp.	14,823
1,705	Lantheus Holdings, Inc.*	24,382
809	LeMaitre Vascular, Inc.	21,358
1,168	LivaNova plc*	56,216
647	Masimo Corp.*	147,510
9,940	Medtronic plc	911,497
3,164	Meridian Bioscience, Inc.*	73,690
1,466	Merit Medical Systems, Inc.*	66,923
1,935	Natus Medical, Inc.*	42,222
804	Neogen Corp.*	62,390
952	Novocure, Ltd.*	56,454
1,366	NuVasive, Inc.*	76,032
2,205	OraSure Technologies, Inc.*	25,644
1,074	Orthofix Medical, Inc.*	34,368
630	Penumbra, Inc.*	112,657
700	Quidel Corp.*	156,618
2,049	ResMed, Inc.	393,408
3,310	RTI Surgical, Inc.*	10,526
624	SeaSpine Holdings Corp.*	6,533
1,207	Steris plc	185,202
2,573	Stryker Corp.	463,629
631	Teleflex, Inc.	229,671
227	Utah Medical Products, Inc.	20,117
1,961	Varex Imaging Corp.*	29,709
1,458	Varian Medical Systems, Inc.*	178,634
775	West Pharmaceutical Services, Inc.	176,057
1,577	Zimmer Biomet Holdings, Inc.	188,231

		11,203,504

Health Care Providers & Services (2.8%):
3,551	Acadia Healthcare Co., Inc.*	89,201
634	Addus HomeCare Corp.*	58,683
864	Amedisys, Inc.*	171,539
3,943	AmerisourceBergen Corp.	397,336
1,394	AMN Healthcare Services, Inc.*	63,065
2,561	Anthem, Inc.	673,492
724	BioTelemetry, Inc.*	32,718
9,264	Brookdale Senior Living, Inc.*	27,329
5,011	Cardinal Health, Inc.	261,524
6,068	Centene Corp.*	385,621
297	Chemed Corp.	133,968
5,455	Cigna Corp.	1,023,631
7,171	Community Health Systems, Inc.*	21,585

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
922	CorVel Corp.*	$65,361
1,589	Covetrus, Inc.*	28,427
1,177	Cross Country Healthcare, Inc.*	7,250
19,322	CVS Health Corp.	1,255,349
3,446	DaVita, Inc.*	272,716
3,452	Encompass Health Corp.	213,782
1,585	Ensign Group, Inc. (The)	66,332
78	Five Star Senior Living, Inc.*	304
502	Guardant Health, Inc.*	40,727
1,531	Hanger, Inc.*	25,353
2,975	HCA Healthcare, Inc.	288,754
2,772	Henry Schein, Inc.*	161,857
1,719	Humana, Inc.	666,542
2,629	InfuSystems Holdings, Inc.*	30,339
1,732	Laboratory Corp. of America Holdings*	287,703
925	LHC Group, Inc.*	161,246
1,471	Magellan Health, Inc.*	107,354
3,022	McKesson Corp.	463,635
3,346	MEDNAX, Inc.*	57,217
1,417	Molina Healthcare, Inc.*	252,198
1,075	National Healthcare Corp.	68,198
1,219	National Research Corp.	70,958
4,172	Owens & Minor, Inc.	31,791
4,695	Patterson Cos., Inc.	103,290
629	Petiq, Inc.*	21,914
2,269	Premier, Inc., Class A*	77,781
835	Providence Service Corp.*	65,890
2,544	Quest Diagnostics, Inc.	289,914
2,518	RadNet, Inc.*	39,961
2,778	Select Medical Holdings Corp.*	40,920
2,133	Surgery Partners, Inc.*	24,679
3,992	Tenet Healthcare Corp.*	72,295
792	The Pennant Group, Inc.*	17,899
1,303	Triple-S Management Corp., Class B*	24,783
577	U.S. Physical Therapy, Inc.	46,749
10,359	UnitedHealth Group, Inc.	3,055,386
2,273	Universal Health Services, Inc., Class B	211,139

		12,055,685

Health Care Technology (0.3%):
8,903	Allscripts Healthcare Solutions, Inc.*	60,273
5,791	Cerner Corp.	396,973
6,000	Change Healthcare, Inc.*	67,200
339	Computer Programs & Systems, Inc.	7,726
4,037	Evolent Health, Inc., Class A*	28,743
1,357	HealthStream, Inc.*	30,030
3,154	HMS Holdings Corp.*	102,158
2,464	NextGen Healthcare, Inc.*	27,055
1,095	Omnicell, Inc.*	77,329
1,047	Simulations Plus, Inc.	62,632
670	Teladoc Health, Inc.*	127,863
841	Veeva Systems, Inc., Class A*	197,147

		1,185,129

Hotels, Restaurants & Leisure (1.8%):
8,356	Aramark	188,595
2,451	BBX Capital Corp.	6,226
6	Biglari Holdings, Inc., Class A*	2,010

See accompanying notes to the financial statements.

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
67	Biglari Holdings, Inc., Class B*	$4,622
813	BJ’s Restaurants, Inc.	17,024
3,499	Bloomin’ Brands, Inc.	37,299
1,968	Brinker International, Inc.	47,232
7,300	Caesars Entertainment Corp.*	88,549
6,877	Carnival Corp., Class A^	112,921
2,943	Carrols Restaurant Group, Inc.*	14,244
2,158	Cheesecake Factory, Inc. (The)^	49,461
291	Chipotle Mexican Grill, Inc.*	306,236
1,693	Choice Hotels International, Inc.	133,578
1,279	Churchill Downs, Inc.	170,299
1,178	Chuy’s Holdings, Inc.*	17,529
1,026	Cracker Barrel Old Country Store, Inc.	113,794
3,400	Darden Restaurants, Inc.	257,618
1,410	Dave & Buster’s Entertainment, Inc.^	18,795
2,144	Del Taco Restaurants, Inc.*	12,714
2,291	Denny’s Corp.*	23,139
684	Dine Brands Global, Inc.	28,796
556	Domino’s Pizza, Inc.	205,409
2,338	Dunkin’ Brands Group, Inc.	152,508
1,288	El Pollo Loco Holdings, Inc.*^	19,011
1,112	Eldorado Resorts, Inc.*^	44,547
1,277	Fiesta Restaurant Group, Inc.*	8,147
2,724	Hilton Grand Vacations, Inc.*	53,254
3,956	Hilton Worldwide Holdings, Inc.	290,568
1,051	Hyatt Hotels Corp., Class A	52,855
6,233	International Game Technology plc	55,474
721	Jack in the Box, Inc.	53,419
6,294	Las Vegas Sands Corp.	286,629
2,136	Luby’s, Inc.*	3,097
2,747	Marriott International, Inc., Class A	235,500
1,381	Marriott Vacations Worldwide Corp.	113,532
7,162	McDonald’s Corp.	1,321,173
10,392	MGM Resorts International	174,586
341	Nathans Famous, Inc.	19,178
5,162	Norwegian Cruise Line Holdings, Ltd.*^	84,812
884	Papa John’s International, Inc.	70,198
2,376	Penn National Gaming, Inc.*	72,563
2,093	Planet Fitness, Inc., Class A*	126,773
3,664	Playa Hotels & Resorts NV*	13,264
763	Potbelly Corp.*	1,740
1,501	Red Lion Hotels Corp.*^	3,497
878	Red Robin Gourmet Burgers*^	8,956
1,400	Red Rock Resorts, Inc.	15,274
3,592	Royal Caribbean Cruises, Ltd.^	180,678
2,527	Ruth’s Hospitality Group, Inc.	20,620
3,394	Scientific Games Corp., Class A*	52,471
2,359	SeaWorld Entertainment, Inc.*	34,937
1,629	Six Flags Entertainment Corp.	31,293
11,517	Starbucks Corp.	847,535
2,721	Texas Roadhouse, Inc., Class A	143,043
1,318	Vail Resorts, Inc.	240,074
6,284	Wendy’s Co. (The)	136,866
898	Wingstop, Inc.	124,795
3,177	Wyndham Destinations, Inc.	89,528
3,177	Wyndham Hotels & Resorts, Inc.	135,404
2,365	Wynn Resorts, Ltd.	176,169

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,299	Yum! Brands, Inc.	$286,716

		7,636,774

Household Durables (1.0%):
1,886	Beazer Homes USA, Inc.*	18,992
274	Cavco Industries, Inc.*	52,841
1,523	Century Communities, Inc.*	46,695
6,636	D.R. Horton, Inc.	367,965
1,137	Dixie Group, Inc. (The)*	1,069
1,910	Ethan Allen Interiors, Inc.	22,595
431	Flexsteel Industries, Inc.^	5,444
3,402	Garmin, Ltd.	331,695
2,761	GoPro, Inc., Class A*	13,142
2,219	Green Brick Partners, Inc.*	26,295
941	Helen of Troy, Ltd.*	177,435
500	Hooker Furniture Corp.	9,725
1,333	Installed Building Products, Inc.*	91,684
931	iRobot Corp.*^	78,111
4,456	KB Home	136,710
2,231	La-Z-Boy, Inc.	60,371
5,447	Leggett & Platt, Inc.	191,462
5,073	Lennar Corp., Class A	312,598
119	Lennar Corp., Class B	5,485
1,206	LGI Homes, Inc.*	106,164
1,017	Lifetime Brands, Inc.	6,834
2,531	M.D.C. Holdings, Inc.	90,357
1,880	M/I Homes, Inc.*	64,747
3,168	Meritage Corp.*	241,148
2,105	Mohawk Industries, Inc.*	214,205
12,433	Newell Brands, Inc.	197,436
69	NVR, Inc.*	224,854
8,076	PulteGroup, Inc.	274,826
122	Roku, Inc.*	14,217
1,588	Skyline Champion Corp.*	38,652
6,506	Taylor Morrison Home Corp., Class A*	125,501
1,501	Tempur Sealy International, Inc.*	107,997
2,183	Toll Brothers, Inc.	71,144
1,321	TopBuild Corp.*	150,290
4,276	TRI Pointe Group, Inc.*	62,814
2,153	Tupperware Brands Corp.^	10,227
718	Universal Electronics, Inc.*	33,617
2,420	Whirlpool Corp.	313,463
1,918	Zagg, Inc.*^	6,023

		4,304,830

Household Products (1.3%):
2,499	Central Garden & Pet Co., Class A*	84,441
4,962	Church & Dwight Co., Inc.	383,563
2,165	Clorox Co. (The)	474,936
11,277	Colgate-Palmolive Co.	826,153
2,884	Energizer Holdings, Inc.	136,961
3,563	Kimberly-Clark Corp.	503,630
333	Oil-Dri Corp of America	11,555
27,164	Procter & Gamble Co. (The)	3,247,999
2,129	Spectrum Brands Holdings, Inc.	97,721
295	WD-40 Co.	58,499

		5,825,458

See accompanying notes to the financial statements.

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.2%):
10,688	AES Corp. (The)	$154,869
5,810	Atlantic Power Corp.*	11,620
3,840	Atlantica Sustainable Infrastructure plc	111,744
1,323	Clearway Energy, Inc., Class A	27,743
2,753	Clearway Energy, Inc., Class C	63,484
6,130	NRG Energy, Inc.	199,593
1,858	Ormat Technologies, Inc.	117,964
3,858	TerraForm Power, Inc., Class A	71,142
13,537	Vistra Energy Corp.	252,059

		1,010,218

Industrial Conglomerates (0.9%):
9,396	3M Co.	1,465,681
2,058	Carlisle Cos., Inc.	246,281
64,642	General Electric Co.	441,505
8,301	Honeywell International, Inc.	1,200,242
1,736	Raven Industries, Inc.	37,341
876	Roper Technologies, Inc.	340,116

		3,731,166

Insurance (2.9%):
7,012	Aflac, Inc.	252,642
275	Alleghany Corp.	134,514
6,922	Allstate Corp. (The)	671,364
2,395	AMBAC Financial Group, Inc.*	34,296
3,511	American Equity Investment Life Holding Co.	86,757
2,547	American Financial Group, Inc.	161,633
10,777	American International Group, Inc.	336,027
409	American National Insurance Co.	29,477
907	Amerisafe, Inc.	55,472
4,352	Aon plc, Class A	838,196
7,386	Arch Capital Group, Ltd.*	211,608
1,501	Argo Group International Holdings, Ltd.	52,280
3,149	Arthur J. Gallagher & Co.	306,996
1,955	Assurant, Inc.	201,932
3,247	Assured Guaranty, Ltd.	79,259
5,206	Athene Holding, Ltd., Class A*	162,375
2,351	Axis Capital Holdings, Ltd.	95,357
3,603	Brighthouse Financial, Inc.*	100,235
4,866	Brown & Brown, Inc.	198,338
4,750	Chubb, Ltd.	601,444
3,163	Cincinnati Financial Corp.	202,527
2,176	Citizens, Inc.*^	13,034
1,199	CNA Financial Corp.	38,548
2,354	Crawford & Co.	16,549
2,915	Crawford & Co., Class A	22,999
1,631	Donegal Group, Inc., Class A	23,193
800	eHealth, Inc.*	78,592
1,993	Employers Holdings, Inc.	60,089
447	Enstar Group, Ltd.*	68,288
664	Erie Indemnity Co., Class A	127,422
748	Everest Re Group, Ltd.	154,238
1,025	FBL Financial Group, Inc., Class A	36,787
1,054	FedNat Holding Co.	11,668
6,772	Fidelity National Financial, Inc.	207,630
3,746	First American Financial Corp.	179,883
21,335	Genworth Financial, Inc., Class A*	49,284

Shares		Fair Value
Common Stocks, continued
Insurance, continued
695	Global Indemnity, Ltd.	$16,638
2,457	Globe Life, Inc.	182,383
2,383	Greenlight Capital Re, Ltd.*	15,537
1,469	Hallmark Financial Services, Inc.*	5,127
1,263	Hanover Insurance Group, Inc. (The)	127,980
10,034	Hartford Financial Services Group, Inc. (The)	386,811
397	HCI Group, Inc.	18,333
387	Heritage Insurance Holdings, Inc.	5,066
2,388	Horace Mann Educators Corp.	87,711
1,317	Independence Holding Co.	40,287
153	Investors Title Co.	18,562
1,283	James River Group Holdings	57,735
2,246	Kemper Corp.	162,880
152	Kinsale Capital Group, Inc.	23,592
3,278	Lincoln National Corp.	120,598
5,372	Loews Corp.	184,206
5,556	Maiden Holdings, Ltd.*	6,889
242	Markel Corp.*	223,407
5,461	Marsh & McLennan Cos., Inc.	586,348
1,688	Mercury General Corp.	68,786
8,570	MetLife, Inc.	312,976
4,959	National General Holdings Corp.	107,164
162	National Western Life Group, Inc., Class A	32,917
9,717	Old Republic International Corp.	158,484
1,670	Primerica, Inc.	194,722
5,300	Principal Financial Group, Inc.	220,162
2,111	ProAssurance Corp.	30,546
7,624	Progressive Corp. (The)	610,759
6,443	Prudential Financial, Inc.	392,379
1,719	Reinsurance Group of America, Inc.	134,838
830	RenaissanceRe Holdings, Ltd.	141,955
1,252	RLI Corp.	102,789
854	Safety Insurance Group, Inc.	65,126
2,198	Selective Insurance Group, Inc.	115,923
2,664	State Auto Financial Corp.	47,552
1,761	Stewart Information Services Corp.	57,250
5,145	Third Point Reinsurance, Ltd.*	38,639
1,767	Tiptree, Inc., Class A	11,397
5,503	Travelers Cos., Inc. (The)	627,616
1,438	United Fire Group, Inc.	39,847
2,794	United Insurance Holdings Co.	21,849
1,869	Universal Insurance Holdings, Inc.	33,175
5,839	Unum Group	96,869
140	White Mountains Insurance Group, Ltd.	124,316
1,549	Willis Towers Watson plc	305,076
2,831	WR Berkley Corp.	162,188

		12,426,323

Interactive Media & Services (3.1%):
2,187	Alphabet, Inc., Class A*	3,101,275
2,203	Alphabet, Inc., Class C*	3,114,183
1,229	Cargurus, Inc.*	31,155
3,783	Cars.com, Inc.*	21,790
2,881	DHI Group, Inc.*	6,050
26,308	Facebook, Inc., Class A*	5,973,758
728	IAC/InterActiveCorp.*	235,435
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	11,468
1,146	Match Group, Inc.*^	122,679

See accompanying notes to the financial statements.

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
1,563	QuinStreet, Inc.*	$16,349
4,440	Snap, Inc., Class A*	104,296
2,297	The Meet Group, Inc. (The)*	14,333
1,344	Travelzoo, Inc.*	7,580
2,514	TripAdvisor, Inc.	47,791
6,966	TrueCar, Inc.*	17,972
10,559	Twitter, Inc.*	314,553
2,068	Yelp, Inc.*	47,833
664	Zedge, Inc., Class B*	983
1,125	Zillow Group, Inc., Class A*	64,665
2,298	Zillow Group, Inc., Class C*	132,388

		13,386,536

Internet & Direct Marketing Retail (3.6%):
2,093	1-800 Flowers.com, Inc., Class A*	41,902
4,826	Amazon.com, Inc.*	13,314,064
532	Booking Holdings, Inc.*	847,124
11,611	eBay, Inc.	608,997
2,028	Etsy, Inc.*	215,434
1,839	Expedia Group, Inc.	151,166
210	Groupon, Inc.*^	3,805
2,772	Grubhub, Inc.*	194,872
2,242	Lands’ End, Inc.*^	18,026
1,546	Leaf Group, Ltd.*	5,674
1,736	Liquidity Services, Inc.*	10,347
1,164	PetMed Express, Inc.	41,485
4,088	Quotient Technology, Inc.*	29,924
8,810	Qurate Retail, Inc., Class A*	83,695
981	Shutterstock, Inc.	34,306
585	Stamps.com, Inc.*	107,459
1,006	Wayfair, Inc., Class A*	198,796

		15,907,076

IT Services (5.1%):
7,346	Accenture plc, Class C	1,577,333
2,369	Akamai Technologies, Inc.*	253,696
2,523	Alliance Data Systems Corp.	113,838
2,873	Amdocs, Ltd.	174,908
7,134	Automatic Data Processing, Inc.	1,062,181
2,392	Black Knight, Inc.*	173,564
3,165	Booz Allen Hamilton Holding Corp.	246,205
2,603	Broadridge Financial Solutions, Inc.	328,473
843	CACI International, Inc., Class A*	182,830
2,591	Cardtronics plc*	62,132
687	Cass Information Systems, Inc.	26,814
6,964	Cognizant Technology Solutions Corp., Class A	395,694
6,347	Conduent, Inc.*	15,169
2,751	CoreLogic, Inc.	184,922
1,424	CSG Systems International, Inc.	58,939
11,161	DXC Technology Co.	184,157
513	Endurance International Group Holdings, Inc.*	2,067
577	EPAM Systems, Inc.*	145,410
1,986	Euronet Worldwide, Inc.*	190,299
2,060	Evertec, Inc.	57,886
1,320	Exlservice Holdings, Inc.*	83,688
6,468	Fidelity National Information Services, Inc.	867,294
4,458	Fiserv, Inc.*	435,190
1,423	FleetCor Technologies, Inc.*	357,927

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,826	Gartner, Inc.*	$221,549
6,266	Genpact, Ltd.	228,834
3,060	Global Payments, Inc.	519,037
2,119	GoDaddy, Inc., Class A*	155,386
2,548	GTT Communications, Inc.*^	20,792
1,357	Hackett Group, Inc. (The)	18,374
16,318	International Business Machines Corp.	1,970,725
1,038	Jack Henry & Associates, Inc.	191,023
5,179	KBR, Inc.	116,786
3,666	Leidos Holdings, Inc.	343,394
2,160	Limelight Networks, Inc.*	15,898
1,817	LiveRamp Holdings, Inc.*	77,168
1,140	ManTech International Corp., Class A	78,079
11,393	MasterCard, Inc., Class A	3,368,909
2,057	Maximus, Inc.	144,916
403	MongoDB, Inc.*	91,215
2,359	NIC, Inc.	54,163
839	Okta, Inc.*	167,993
7,229	Paychex, Inc.	547,597
7,840	PayPal Holdings, Inc.*	1,365,963
1,054	Perficient, Inc.*	37,712
3,968	Perspecta, Inc.	92,177
840	PFSweb, Inc.*	5,611
6,698	Sabre Corp.	53,986
1,873	Science Applications International Corp.	145,495
3,035	Servicesource International, Inc.*	4,795
1,296	Square, Inc., Class A*	136,002
3,966	Steel Connect, Inc.*	2,380
2,283	Sykes Enterprises, Inc.*	63,148
3,331	Teradata Corp.*	69,285
2,048	TTEC Holdings, Inc.	95,355
2,010	Twilio, Inc., Class A*	441,034
3,021	Unisys Corp.*	32,959
1,183	VeriSign, Inc.*	244,680
1,675	Virtusa Corp.*	54,387
19,669	Visa, Inc., Class A	3,799,460
6,143	Western Union Co.	132,812
1,400	WEX, Inc.*	231,014

		22,520,709

Leisure Products (0.3%):
2,298	Acushnet Holdings Corp.	79,947
2,964	Brunswick Corp.	189,726
3,826	Callaway Golf Co.	66,993
658	Escalade, Inc.	9,186
3,535	Hasbro, Inc.	264,947
503	Johnson Outdoors, Inc., Class A	45,783
531	Malibu Boats, Inc.*	27,585
662	Marine Products Corp.	9,169
6,035	Mattel, Inc.*	58,358
1,932	Nautilus Group, Inc.*	17,910
2,234	Polaris, Inc.	206,757
3,582	Smith & Wesson Brands, Inc.*	77,085
2,859	Vista Outdoor, Inc.*	41,313

		1,094,759

Life Sciences Tools & Services (0.9%):
2,589	Agilent Technologies, Inc.	228,790
427	Bio-Rad Laboratories, Inc., Class A*	192,786

See accompanying notes to the financial statements.

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
482	Bio-Techne Corp.	$127,282
5,159	Bruker Corp.	209,868
940	Charles River Laboratories International, Inc.*	163,889
1,979	Harvard Bioscience, Inc.*	6,135
1,009	Illumina, Inc.*	373,683
1,931	IQVIA Holdings, Inc.*	273,970
2,457	Luminex Corp.	79,926
1,150	Medpace Holdings, Inc.*	106,973
412	Mettler-Toledo International, Inc.*	331,887
1,400	Neogenomics, Inc.*	43,372
1,490	PerkinElmer, Inc.	146,154
1,655	PRA Health Sciences, Inc.*	161,015
2,622	Syneos Health, Inc.*	152,732
2,965	Thermo Fisher Scientific, Inc.	1,074,338
907	Waters Corp.*	163,623

		3,836,423

Machinery (2.7%):
2,603	AGCO Corp.	144,362
228	Alamo Group, Inc.	23,402
737	Albany International Corp., Class A	43,269
4,381	Allison Transmission Holdings, Inc.	161,133
1,335	Altra Industrial Motion Corp.	42,533
929	Astec Industries, Inc.	43,022
1,993	Barnes Group, Inc.	78,843
837	Blue Bird Corp.*	12,547
2,517	Briggs & Stratton Corp.^	3,297
9,848	Caterpillar, Inc.	1,245,771
1,019	Chart Industries, Inc.*	49,411
1,284	CIRCOR International, Inc.*	32,716
4,064	Colfax Corp.*	113,386
1,526	Columbus McKinnon Corp.	51,045
2,706	Commercial Vehicle Group, Inc.*	7,820
1,945	Crane Co.	115,650
3,578	Cummins, Inc.	619,924
4,965	Deere & Co.	780,250
562	DMC Global, Inc.	15,511
4,360	Donaldson Co., Inc.	202,827
1,324	Douglas Dynamics, Inc.	46,499
2,663	Dover Corp.	257,139
2,898	Enerpac Tool Group Corp.	51,005
1,120	EnPro Industries, Inc.	55,205
951	ESCO Technologies, Inc.	80,388
2,747	Evoqua Water Technologies Co.*	51,094
2,959	Federal Signal Corp.	87,971
4,708	Flowserve Corp.	134,272
5,869	Fortive Corp.	397,097
1,521	Franklin Electric Co., Inc.	79,883
694	FreightCar America, Inc.*	861
889	Gencor Industries, Inc.*	11,237
1,617	Gorman-Rupp Co. (The)	50,256
3,181	Graco, Inc.	152,656
2,503	Harsco Corp.*	33,816
1,370	Helios Technologies, Inc.	51,033
2,888	Hillenbrand, Inc.	78,178
490	Hurco Cos, Inc.	13,705
896	Hyster-Yale Materials Handling, Inc., Class A	34,639
1,615	IDEX Corp.	255,235

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,117	Illinois Tool Works, Inc.	$719,857
5,321	Ingersoll-Rand, Inc.*	149,627
3,090	ITT, Inc.	181,507
1,157	John Bean Technologies Corp.	99,525
598	Kadant, Inc.	59,597
2,960	Kennametal, Inc.	84,982
787	L.B. Foster Co., Class A*	10,050
1,806	Lincoln Electric Holdings, Inc.	152,137
539	Lindsay Corp.	49,701
774	Lydall, Inc.*	10,495
1,213	Manitex International, Inc.*	6,029
2,529	Manitowoc Co., Inc. (The)*	27,516
4,260	Meritor, Inc.*	84,348
1,601	Middleby Corp. (The)*	126,383
2,406	Mueller Industries, Inc.	63,951
7,183	Mueller Water Products, Inc., Class A	67,736
2,868	Navistar International Corp.*	80,878
1,258	NN, Inc.	5,963
1,155	Nordson Corp.	219,115
158	Omega Flex, Inc.	16,716
2,269	Oshkosh Corp.	162,506
4,844	Otis Worldwide Corp.	275,430
5,069	PACCAR, Inc.	379,415
3,096	Parker Hannifin Corp.	567,404
1,058	Park-Ohio Holdings Corp.	17,552
5,836	Pentair plc	221,710
976	Proto Labs, Inc.*	109,771
660	RBC Bearings, Inc.*	88,466
5,687	REV Group, Inc.	34,691
5,156	Rexnord Corp.	150,297
612	Shyft Group, Inc. (The)	10,306
1,567	Snap-On, Inc.	217,045
1,562	SPX Corp.*	64,276
2,004	SPX FLOW, Inc.*	75,030
775	Standex International Corp.	44,601
2,392	Stanley Black & Decker, Inc.	333,397
793	Tennant Co.	51,553
3,523	Terex Corp.	66,127
1,612	The Greenbrier Cos., Inc.	36,673
3,355	Timken Co.	152,619
3,046	Titan International, Inc.	4,447
2,013	Toro Co. (The)	133,542
2,213	TriMas Corp.*	53,001
5,158	Trinity Industries, Inc.	109,814
4,006	Wabash National Corp.	42,544
3,488	Wabtec Corp.	200,804
960	Watts Water Technologies, Inc., Class A	77,760
4,275	Welbilt, Inc.*	26,035
2,272	Woodward, Inc.	176,194
2,483	Xylem, Inc.	161,296

		11,969,307

Marine (0.1%):
7,028	Costamare, Inc.	39,075
1,680	Eagle Bulk Shipping, Inc.*^	3,679
1,300	Genco Shipping & Trading, Ltd.	8,164
1,331	Golden Ocean Group, Ltd.^	5,164
1,948	Kirby Corp.*	104,335

See accompanying notes to the financial statements.

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
1,541	Matson, Inc.	$44,843
147	Scorpio Bulkers, Inc.	2,249

		207,509

Media (1.6%):
1,468	A.H. Belo Corp., Class A	2,540
4,725	Altice USA, Inc., Class A*	106,502
2,029	AMC Networks, Inc., Class A*	47,458
108	Cable One, Inc.	191,684
1,877	Charter Communications, Inc., Class A*	957,345
1,661	Clear Channel Outdoor Holdings, Inc.*	1,727
57,913	Comcast Corp., Class A	2,257,448
2,952	comScore, Inc.*	9,151
9,763	Discovery Communications, Inc., Class C*	188,035
4,410	Discovery, Inc., Class A*	93,051
5,909	DISH Network Corp., Class A*	203,920
4,131	E.W. Scripps Co. (The), Class A	36,146
4,691	Emerald Holding, Inc.	14,448
8,164	Entercom Communications Corp.	11,266
4,792	Entravision Communications Corp., Class A	6,853
6,577	Fox Corp., Class A	176,395
4,958	Fox Corp., Class B	133,073
7,573	Gannett Co, Inc.*	10,451
2,933	GCI Liberty, Inc., Class A*	208,595
4,886	Gray Television, Inc.*	68,160
16,410	Interpublic Group of Cos., Inc. (The)	281,596
1,262	John Wiley & Sons, Inc., Class A	49,218
192	John Wiley & Sons, Inc., Class B	7,288
563	Liberty Broadband Corp., Class A*	68,793
2,286	Liberty Broadband Corp., Class C*	283,373
1,489	Liberty Latin America, Ltd.*	14,473
6,974	Liberty Latin America, Ltd., Class C*	65,835
4,073	Liberty Media Corp.-Liberty SiriusXM, Class C*	140,315
2,477	Liberty SiriusXM Group, Class A*	85,506
143	Loral Space & Communications Inc.	2,791
2,502	Marchex, Inc., Class B*	3,953
1,649	Meredith Corp.	23,993
3,759	MSG Networks, Inc., Class A*	37,402
3,726	National CineMedia, Inc.	11,066
3,530	New York Times Co. (The), Class A	148,366
10,643	News Corp., Class A	126,226
2,563	News Corp., Class B	30,628
2,115	Nexstar Media Group, Inc., Class A	177,004
6,016	Omnicom Group, Inc.	328,474
1,853	Scholastic Corp.	55,479
10,861	Sirius XM Holdings, Inc.	63,754
1,895	TechTarget, Inc.*	56,907
8,978	Tegna, Inc.	100,015
933	Tribune Publishing Co.	9,321
445	ViacomCBS, Inc., Class A^	11,392
9,841	ViacomCBS, Inc., Class B	229,492

		7,136,908

Metals & Mining (0.6%):
6,163	Alcoa Corp.*	69,272
4,528	Allegheny Technologies, Inc.*	46,140
799	Ampco-Pittsburgh Corp.*	2,453
3,002	Arconic Corp.*	41,818

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,296	Carpenter Technology Corp.	$55,747
4,968	Century Aluminum Co.*	35,422
13,050	Cleveland-Cliffs, Inc.^	72,036
12,366	Coeur Mining, Inc.*	62,819
6,147	Commercial Metals Co.	125,399
1,713	Compass Minerals International, Inc.	83,509
7,323	Ferroglobe plc*	3,631
9,823	Ferroglobe Unit*(a)	–
25,980	Freeport-McMoRan, Inc.	300,589
2,945	Gold Resource Corp.	12,104
943	Haynes International, Inc.	22,028
23,972	Hecla Mining Co.	78,388
151	Kaiser Aluminum Corp.	11,117
643	Materion Corp.	39,538
12,309	McEwen Mining, Inc.*	12,432
9,007	Newmont Corp.	556,093
6,125	Nucor Corp.	253,636
700	Olympic Steel, Inc.	8,225
2,353	Reliance Steel & Aluminum Co.	223,370
990	Royal Gold, Inc.	123,077
1,500	Ryerson Holding Corp.*	8,445
1,365	Schnitzer Steel Industries, Inc., Class A	24,079
1,946	Southern Copper Corp.	77,392
9,644	Steel Dynamics, Inc.	251,612
3,673	SunCoke Energy, Inc.	10,872
701	Synalloy Corp.*	5,243
2,052	TimkenSteel Corp.*	7,982
7,131	United States Steel Corp.^	51,486
548	Universal Stainless & Alloy Products, Inc.*	4,713
4,099	Warrior Met Coal, Inc.	63,084
2,198	Worthington Industries, Inc.	81,985

		2,825,736

Multiline Retail (0.6%):
2,583	Big Lots, Inc.	108,486
1,248	Dillard’s, Inc., Class A^	32,186
3,071	Dollar General Corp.	585,056
5,745	Dollar Tree, Inc.*	532,447
6,791	Kohl’s Corp.	141,049
15,105	Macy’s, Inc.^	103,922
5,858	Nordstrom, Inc.^	90,740
2,055	Ollie’s Bargain Outlet Holdings, Inc.*	200,671
8,114	Target Corp.	973,112

		2,767,669

Multi-Utilities (0.8%):
3,133	Ameren Corp.	220,438
1,884	Avista Corp.	68,559
1,784	Black Hills Corp.	101,081
7,105	CenterPoint Energy, Inc.	132,650
4,180	CMS Energy Corp.	244,196
4,077	Consolidated Edison, Inc.	293,259
8,084	Dominion Energy, Inc.	656,258
2,587	DTE Energy Co.	278,103
7,317	MDU Resources Group, Inc.	162,291
6,003	NiSource, Inc.	136,508
1,765	NorthWestern Corp.	96,228
5,550	Public Service Enterprise Group, Inc.	272,838

See accompanying notes to the financial statements.

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
3,046	Sempra Energy	$357,083
844	Unitil Corp.	37,828
3,038	WEC Energy Group, Inc.	266,281

		3,323,601

Oil, Gas & Consumable Fuels (2.8%):
332	Adams Resources & Energy, Inc.	8,888
7,652	Antero Resources Corp.*^	19,436
11,405	Apache Corp.	153,968
1,256	Arch Resources, Inc.*	35,683
1,988	Berry Corp.	9,602
1,149	Bonanza Creek Energy, Inc.*	17,028
5,677	Cabot Oil & Gas Corp.	97,531
275	California Resources Corp.*^	336
28,192	Callon Petroleum Co.*^	32,421
6,243	Centennial Resource Development, Inc., Class A*^	5,556
3,933	Cheniere Energy, Inc.*	190,043
27,148	Chevron Corp.	2,422,415
4,711	Cimarex Energy Co.	129,505
7,534	Clean Energy Fuel Corp.*	16,725
10,708	CNX Resources Corp.*	92,624
3,602	Concho Resources, Inc.	185,503
23,835	ConocoPhillips Co.	1,001,547
1,846	CONSOL Energy, Inc.*	9,359
1,423	Contango Oil & Gas Co.*	3,259
10,215	Continental Resources, Inc.^	179,069
4,149	CVR Energy, Inc.	83,436
4,054	Delek US Holdings, Inc.	70,580
35,565	Denbury Resources, Inc.*	9,820
16,542	Devon Energy Corp.	187,586
8,860	DHT Holdings, Inc.	45,452
918	Diamondback Energy, Inc.	38,391
107	Dorian LPG, Ltd.*	828
5,391	Enlink Midstream LLC	13,154
12,459	EOG Resources, Inc.	631,173
10,783	EQT Corp.	128,318
2,812	Equitrans Midstream Corp.	23,368
42,973	Exxon Mobil Corp.	1,921,753
4,505	Gaslog, Ltd.^	12,659
2,514	Green Plains, Inc.*^	25,681
8,600	Gulfport Energy Corp.*	9,374
5,198	Hess Corp.	269,308
10,617	HighPoint Resources Corp.*	3,132
4,760	HollyFrontier Corp.	138,992
1,180	International Seaways, Inc.	19,281
21,831	Kinder Morgan, Inc.	331,176
17,233	Kosmos Energy, Ltd.	28,607
609	Laredo Petroleum, Inc.*	8,441
17,859	Marathon Oil Corp.	109,297
12,790	Marathon Petroleum Corp.	478,090
6,316	Matador Resources Co.*	53,686
1,037	Montage Resources Corp.*	4,096
6,993	Murphy Oil Corp.	96,503
7,953	Noble Energy, Inc.	71,259
10,234	Northern Oil & Gas, Inc.*^	8,585
11,184	Oasis Petroleum, Inc.*^	8,388
25,500	Occidental Petroleum Corp.	466,650

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,873	ONEOK, Inc.	$228,321
1,401	Panhandle Oil & Gas, Inc., Class A	3,755
2,936	PAR Pacific Holdings, Inc.*	26,395
6,891	Parsley Energy, Inc., Class A	73,596
5,640	PBF Energy, Inc., Class A	57,754
5,513	PDC Energy, Inc.*	68,582
4,173	Peabody Energy Corp.	12,018
787	Penn Virginia Corp.*	7,500
4,501	Phillips 66	323,622
3,262	Pioneer Natural Resources Co.	318,697
6	PrimeEnergy Resources Corp.*	427
11,578	QEP Resources, Inc.	14,936
4,715	Range Resources Corp.	26,545
2,004	Renewable Energy Group, Inc.*	49,659
374	REX American Resources Corp.*	25,944
1,820	Ring Energy, Inc.*^	2,111
3,448	Scorpio Tankers, Inc.^	44,169
6,460	SFL Corp., Ltd.	60,014
6,397	SM Energy Co.	23,989
22,197	Southwestern Energy Co.*	56,824
3,310	Talos Energy, Inc.*	30,452
4,483	Targa Resources Corp.	89,974
6,407	Teekay Shipping Corp.*^	15,377
1,031	Teekay Tankers, Ltd., Class A*^	13,217
4,537	Valero Energy Corp.	266,866
14,709	Williams Cos., Inc.	279,765
3,515	World Fuel Services Corp.	90,546
13,673	WPX Energy, Inc.*	87,234

		12,205,851

Paper & Forest Products (0.1%):
2,211	Boise Cascade Co.	83,156
1,659	Clearwater Paper Corp.*	59,940
3,283	Domtar Corp.	69,304
4,040	Louisiana-Pacific Corp.	103,625
5,575	Mercer International, Inc.	45,492
617	Neenah, Inc.	30,517
2,520	P.H. Glatfelter Co.	40,446
5,870	Resolute Forest Products*	12,386
1,565	Schweitzer-Mauduit International, Inc.	52,287
2,251	Verso Corp.	26,922

		524,075

Personal Products (0.3%):
12,350	Coty, Inc., Class A	55,205
1,562	e.l.f. Beauty, Inc.*	29,787
2,453	Edgewell Personal Care Co.*	76,435
2,928	Estee Lauder Co., Inc. (The), Class A	552,455
4,410	Herbalife Nutrition, Ltd.*	198,362
1,355	Inter Parfums, Inc.	65,243
609	Medifast, Inc.^	84,511
6,899	Natura & Co. Holding SA, ADR	100,104
1,236	Natures Sunshine Products, Inc.*	11,136
2,377	Nu Skin Enterprises, Inc., Class A	90,873
340	United-Guardian, Inc.	5,026
864	Usana Health Sciences, Inc.*	63,444

		1,332,581

See accompanying notes to the financial statements.

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (3.4%):
2,003	Amphastar Pharmaceuticals, Inc.*	$44,987
900	ANI Pharmaceuticals, Inc.*	29,106
885	Assembly Biosciences, Inc.*	20,638
17,646	Bristol-Myers Squibb Co.	1,037,585
3,249	Catalent, Inc.*	238,152
4,376	Corcept Therapeutics, Inc.*	73,604
1,468	Cumberland Pharmaceuticals, Inc.*	4,888
1,054	Cymabay Therapeutics, Inc.*	3,678
6,155	Elanco Animal Health, Inc.*	132,025
11,000	Eli Lilly & Co.	1,805,980
8,827	Endo International plc*	30,276
5,527	Horizon Therapeutics plc*	307,191
3,292	Innoviva, Inc.*	46,022
2,219	Intra-Cellular Therapies, Inc.*	56,962
1,888	Jazz Pharmaceuticals plc*	208,322
32,655	Johnson & Johnson Co.	4,592,273
2,281	Lannett Co., Inc.*	16,560
4,828	Mallinckrodt plc*	12,939
31,487	Merck & Co., Inc.	2,434,890
11,018	Mylan NV*	177,169
3,567	Nektar Therapeutics*	82,612
1,317	Otonomy, Inc.*	4,768
3,223	Perrigo Co. plc	178,135
69,635	Pfizer, Inc.	2,277,065
793	Phibro Animal Health Corp., Class A	20,832
2,480	Prestige Consumer Healthcare, Inc.*	93,149
318	Reata Pharmaceuticals, Inc., Class A*	49,614
1,463	Revance Therapeutics, Inc.*	35,726
1,789	Supernus Pharmaceuticals, Inc.*	42,489
923	Taro Pharmaceutical Industries, Ltd.*	61,370
6,077	Zoetis, Inc.	832,792
1,297	Zogenix, Inc.*	35,032

		14,986,831

Professional Services (0.6%):
2,183	ASGN, Inc.*	145,562
494	Barrett Business Services, Inc.	26,246
3,154	CBIZ, Inc.*	75,601
216	CoStar Group, Inc.*	153,505
456	CRA International, Inc.	18,012
1,098	Equifax, Inc.	188,724
1,734	Exponent, Inc.	140,333
825	Forrester Research, Inc.*	26,433
1,382	FTI Consulting, Inc.*	158,308
1,205	Heidrick & Struggles International, Inc.	26,052
466	Hill International, Inc.*	708
1,113	Huron Consulting Group, Inc.*	49,250
795	ICF International, Inc.	51,540
3,095	InnerWorkings, Inc.*	4,085
740	Insperity, Inc.	47,900
2,223	Kelly Services, Inc., Class A	35,157
1,154	Kforce, Inc.	33,755
2,258	Korn Ferry	69,388
2,100	ManpowerGroup, Inc.	144,375
659	Mistras Group, Inc.*	2,603
11,810	Nielsen Holdings plc	175,497
2,125	Resources Connection, Inc.	25,436
3,340	Robert Half International, Inc.	176,452
2,719	TransUnion	236,662

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
2,194	TriNet Group, Inc.*	$133,702
2,213	Trueblue, Inc.*	33,793
1,755	Verisk Analytics, Inc.	298,702
633	Willdan Group, Inc.*	15,831

		2,493,612

Real Estate Management & Development (0.2%):
400	Altisource Portfolio Solutions*	5,896
6,325	CBRE Group, Inc., Class A*	286,016
339	CTO Realty Growth, Inc.	13,391
2,451	Cushman & Wakefield plc*^	30,539
279	Forestar Group, Inc.*	4,207
232	FRP Holdings, Inc.*	9,415
318	Griffin Industrial Realty, Inc.	17,226
1,280	Howard Hughes Corp. (The)*	66,496
1,691	Jones Lang LaSalle, Inc.	174,951
5,360	Kennedy-Wilson Holdings, Inc.	81,579
2,112	Marcus & Millichap, Inc.*	60,952
6,929	Newmark Group, Inc.	33,675
997	Rafael Holdings, Inc., Class B*	14,327
910	RE/MAX Holdings, Inc., Class A	28,601
7,526	Realogy Holdings Corp.	55,768
1,447	Tejon Ranch Co.*	20,837
1,038	The RMR Group, Inc., Class A	30,590
3,157	The St Joe Co.*	61,309

		995,775

Road & Rail (1.2%):
767	AMERCO, Inc.	231,780
1,475	ArcBest Corp.	39,102
2,770	Avis Budget Group, Inc.*	63,405
1,699	Covenant Transportation Group, Inc., Class A*	24,517
9,525	CSX Corp.	664,274
4,179	Heartland Express, Inc.	87,007
8,317	Hertz Global Holdings, Inc.*^	11,727
2,532	J.B. Hunt Transport Services, Inc.	304,701
1,863	Kansas City Southern	278,127
5,109	Knight-Swift Transportation Holdings, Inc.	213,096
1,359	Landstar System, Inc.	152,629
3,359	Marten Transport, Ltd.	84,512
3,283	Norfolk Southern Corp.	576,396
2,287	Old Dominion Freight Line, Inc.	387,852
400	P.A.M. Transportation SVCS*	12,300
1,902	Ryder System, Inc.	71,344
1,212	Saia, Inc.*	134,750
2,500	Schneider National, Inc., Class B	61,675
8,999	Union Pacific Corp.	1,521,461
2,010	Universal Logistics Holdings, Inc.	34,934
1,023	USA Truck, Inc.*	7,928
3,284	Werner Enterprises, Inc.	142,953
1,829	YRC Worldwide, Inc.*^	3,384

		5,109,854

Semiconductors & Semiconductor Equipment (4.7%):
1,056	Advanced Energy Industries, Inc.*	71,586
10,275	Advanced Micro Devices, Inc.*	540,568
2,031	Alpha & Omega Semiconductor, Ltd.*	22,097
1,392	Ambarella, Inc.*	63,754
12,824	Amkor Technology, Inc.*	157,863

See accompanying notes to the financial statements.

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,989	Analog Devices, Inc.	$489,211
11,578	Applied Materials, Inc.	699,890
1,615	Axcelis Technologies, Inc.*	44,978
1,701	AXT, Inc.*	8,097
4,392	Broadcom, Inc.	1,386,159
2,129	Brooks Automation, Inc.	94,187
697	Cabot Microelectronics Corp.	97,259
437	CEVA, Inc.*	16,353
1,665	Cirrus Logic, Inc.*	102,864
2,261	Cohu, Inc.	39,206
3,350	Cree, Inc.*	198,287
2,201	Diodes, Inc.*	111,591
4,553	Entegris, Inc.	268,855
3,383	First Solar, Inc.*	167,459
2,971	FormFactor, Inc.*	87,139
1,314	GSI Technology, Inc.*	9,435
948	Ichor Holdings, Ltd.*	25,198
975	Inphi Corp.*	114,563
69,415	Intel Corp.	4,153,098
2,674	KLA Corp.	520,040
2,537	Kulicke & Soffa Industries, Inc.	52,846
2,388	Lam Research Corp.	772,422
3,622	Lattice Semiconductor Corp.*	102,829
2,991	MA-COM Technology Solutions Holdings, Inc.*	102,741
9,656	Marvell Technology Group, Ltd.	338,540
3,942	Maxim Integrated Products, Inc.	238,925
3,353	MaxLinear, Inc., Class A*	71,955
3,353	Microchip Technology, Inc.	353,104
16,572	Micron Technology, Inc.*	853,789
1,905	MKS Instruments, Inc.	215,722
521	Monolithic Power Systems, Inc.	123,477
1,500	Neophotonics Corp.*	13,320
150	NVE Corp.	9,275
5,911	NVIDIA Corp.	2,245,648
13,231	ON Semiconductor Corp.*	262,238
2,597	Onto Innovation, Inc.*	88,402
1,438	PDF Solutions, Inc.*	28,127
5,010	Photronics, Inc.*	55,761
760	Power Integrations, Inc.	89,779
1,918	Qorvo, Inc.*	211,997
14,354	Qualcomm, Inc.	1,309,228
5,880	Rambus, Inc.*	89,376
1,305	Semtech Corp.*	68,147
867	Silicon Laboratories, Inc.*	86,934
2,976	Skyworks Solutions, Inc.	380,511
1,751	SMART Global Holdings, Inc.*	47,592
1,239	SolarEdge Technologies, Inc.*	171,949
1,129	Synaptics, Inc.*	67,875
2,449	Teradyne, Inc.	206,965
14,865	Texas Instruments, Inc.	1,887,409
1,678	Ultra Clean Holdings, Inc.*	37,973
1,049	Universal Display Corp.	156,951
3,598	Veeco Instruments, Inc.*	48,537
3,469	Xilinx, Inc.	341,315

		20,621,396

Software (7.5%):
4,253	ACI Worldwide, Inc.*	114,788
4,527	Adobe, Inc.*	1,970,649

Shares		Fair Value
Common Stocks, continued
Software, continued
1,923	Alarm.com Holding, Inc.*	$124,630
591	Alteryx, Inc., Class A*	97,089
1,009	American Software, Inc., Class A	15,902
1,301	Anaplan, Inc.*	58,948
988	ANSYS, Inc.*	288,229
1,609	Aspen Technology, Inc.*	166,708
447	Atlassian Corp. plc, Class A*	80,581
2,335	Autodesk, Inc.*	558,509
1,157	Avalara, Inc.*	153,985
5,114	Avaya Holdings Corp.*	63,209
2,272	Aware, Inc.*	7,452
1,606	Blackbaud, Inc.	91,670
794	Bottomline Technologies, Inc.*	40,311
4,124	Cadence Design Systems, Inc.*	395,739
3,648	CDK Global, Inc.	151,100
1,053	Cerence, Inc.*	43,005
1,607	Ceridian HCM Holding, Inc.*	127,387
1,606	Citrix Systems, Inc.	237,543
505	CommVault Systems, Inc.*	19,544
533	Coupa Software, Inc.*	147,662
824	DocuSign, Inc.*	141,901
3,824	Dropbox, Inc., Class A*	83,248
1,380	Ebix, Inc.^	30,857
990	Envestnet, Inc.*	72,805
429	Everbridge, Inc.*	59,356
573	Fair Isaac Corp.*	239,537
1,784	FireEye, Inc.*	21,720
764	Five9, Inc.*	84,552
2,585	Fortinet, Inc.*	354,843
977	Globant SA*	146,403
1,145	Guidewire Software, Inc.*	126,923
750	HubSpot, Inc.*	168,263
2,587	Intuit, Inc.	766,244
2,307	J2 Global, Inc.*	145,825
1,431	LogMeIn, Inc.	121,306
1,365	Manhattan Associates, Inc.*	128,583
90,378	Microsoft Corp.	18,392,828
430	MicroStrategy, Inc., Class A*	50,865
600	New Relic, Inc.*	41,340
11,359	NortonLifeLock, Inc.	225,249
5,919	Nuance Communications, Inc.*	149,780
1,722	OneSpan, Inc.*	48,095
35,145	Oracle Corp.	1,942,465
916	Paycom Software, Inc.*	283,713
912	Paylocity Holding Corp.*	133,052
963	Pegasystems, Inc.	97,427
1,395	Progress Software Corp.	54,056
886	Proofpoint, Inc.*	98,452
1,755	PTC, Inc.*	136,521
1,224	Qualys, Inc.*	127,320
2,745	RealNetworks, Inc.*	3,569
1,867	RealPage, Inc.*	121,374
371	RingCentral, Inc., Class A*	105,739
4,404	Rubicon Project, Inc.*	29,375
5,321	Salesforce.com, Inc.*	996,783
1,200	Sapiens International Corp. NV	33,576
2,393	SeaChange International, Inc.*	3,613

See accompanying notes to the financial statements.

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
574	ServiceNow, Inc.*	$232,504
2,514	Slack Technologies, Inc., Class A*^	78,160
3,309	SolarWinds Corp.*^	58,470
967	Splunk, Inc.*	192,143
4,889	SS&C Technologies Holdings, Inc.	276,131
2,279	Synchronoss Technologies, Inc.*	8,045
1,946	Synopsys, Inc.*	379,470
327	The Trade Desk, Inc., Class A*	132,926
409	Tyler Technologies, Inc.*	141,874
2,230	Verint Systems, Inc.*	100,751
742	VMware, Inc., Class A*^	114,906
494	Workday, Inc., Class A*	92,556
7,046	Xperi Holding Corp.	103,999
1,173	Zscaler, Inc.*	128,444

		32,762,577

Specialty Retail (2.7%):
2,187	Aaron’s, Inc.	99,290
4,015	Abercrombie & Fitch Co., Class A	42,720
1,285	Advance Auto Parts, Inc.	183,048
7,096	American Eagle Outfitters, Inc.^	77,346
492	America’s Car Mart, Inc.*	43,232
1,133	Asbury Automotive Group, Inc.*	87,615
462	Ascena Retail Group, Inc.*^	675
3,229	At Home Group, Inc.*^	20,956
4,080	AutoNation, Inc.*	153,326
266	AutoZone, Inc.*	300,080
3,164	Barnes & Noble Education, Inc.*	5,062
5,744	Bed Bath & Beyond, Inc.^	60,886
6,912	Best Buy Co, Inc.	603,210
1,657	Big 5 Sporting Goods Corp.^	3,215
1,519	Boot Barn Holdings, Inc.*	32,750
583	Build-A-Bear Workshop, Inc.*	1,271
1,261	Burlington Stores, Inc.*	248,329
2,280	Caleres, Inc.	19,015
4,191	CarMax, Inc.*	375,304
1,987	Cato Corp., Class A	16,254
7,822	Chico’s FAS, Inc.	10,794
881	Citi Trends, Inc.	17,814
1,572	Conn’s, Inc.*	15,861
3,425	Designer Brands, Inc., Class A	23,187
2,768	Dick’s Sporting Goods, Inc.	114,208
6,313	Express, Inc.*	9,722
1,392	Five Below, Inc.*	148,819
3,262	Floor & Decor Holdings, Inc., Class A*	188,054
4,013	Foot Locker, Inc.	117,019
199	Francesca’s Holdings Corp.*^	766
6,630	GameStop Corp., Class A*^	28,774
16,161	Gap, Inc. (The)	203,952
1,571	Genesco, Inc.*	34,028
1,000	Group 1 Automotive, Inc.	65,970
4,368	Guess?, Inc.	42,239
1,166	Haverty Furniture Cos., Inc.	18,656
1,874	Hibbett Sports, Inc.*	39,242
10,569	Home Depot, Inc. (The)	2,647,639
1,293	Hudson, Ltd., Class A*	6,297
4,361	L Brands, Inc.	65,284
875	Lithia Motors, Inc., Class A	132,414

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
9,427	Lowe’s Cos., Inc.	$1,273,776
1,427	MarineMax, Inc.*	31,951
7,372	Michaels Cos., Inc. (The)*^	52,120
1,401	Monro, Inc.	76,971
1,077	Murphy U.S.A., Inc.*	121,259
1,200	National Vision Holdings, Inc.*	36,624
25,774	Office Depot, Inc.	60,569
927	O’Reilly Automotive, Inc.*	390,888
3,739	Penske Automotive Group, Inc.	144,737
1,792	Rent-A-Center, Inc.	49,853
522	RH*	129,926
6,117	Ross Stores, Inc.	521,413
5,608	Sally Beauty Holdings, Inc.*	70,268
600	Shoe Carnival, Inc.	17,562
1,393	Signet Jewelers, Ltd.	14,306
1,230	Sleep Number Corp.*	51,217
1,332	Sonic Automotive, Inc., Class A	42,504
1,606	Sportsman’s Warehouse Holdings, Inc.*	22,886
289	Tandy Leather Factory, Inc.*	965
848	The Buckle, Inc.^	13,297
988	The Children’s Place, Inc.^	36,971
2,708	Tiffany & Co.	330,214
854	Tilly’s, Inc.	4,842
19,916	TJX Cos., Inc. (The)	1,006,953
2,445	Tractor Supply Co.	322,227
1,247	Ulta Beauty, Inc.*	253,665
5,535	Urban Outfitters, Inc.*	84,243
2,949	Williams-Sonoma, Inc.	241,847
285	Winmark Corp.	48,803
2,204	Zumiez, Inc.*	60,346

		11,817,526

Technology Hardware, Storage & Peripherals (5.4%):
6,315	3D Systems Corp.*	44,142
59,468	Apple, Inc.	21,693,926
728	AstroNova, Inc.	5,795
2,354	Avid Technology, Inc.*	17,114
1,874	Dell Technologies, Inc., Class C*	102,958
23,803	Hewlett Packard Enterprise Co.	231,603
17,855	HP, Inc.	311,213
5,127	NCR Corp.*	88,800
4,382	NetApp, Inc.	194,429
6,529	Pure Storage, Inc., Class A*	113,148
5,941	Seagate Technology plc	287,604
2,522	Stratasys, Ltd.*^	39,999
4,585	Western Digital Corp.	202,428
7,974	Xerox Holdings Corp.	121,922

		23,455,081

Textiles, Apparel & Luxury Goods (0.9%):
5,725	Capri Holdings, Ltd.*	89,482
1,710	Carter’s, Inc.	137,997
2,553	Columbia Sportswear Co.	205,721
2,493	Crocs, Inc.*	91,792
810	Culp, Inc.	6,974
936	Deckers Outdoor Corp.*	183,821
3,440	Fossil Group, Inc.*	15,996
2,480	G-III Apparel Group, Ltd.*	32,959

See accompanying notes to the financial statements.

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
13,052	Hanesbrands, Inc.	$147,357
795	Kontoor Brands, Inc.	14,159
1,147	Lululemon Athletica, Inc.*	357,876
1,551	Movado Group, Inc.	16,813
16,014	Nike, Inc., Class B	1,570,172
1,259	Oxford Industries, Inc.	55,409
1,797	PVH Corp.	86,346
1,477	Ralph Lauren Corp.	107,112
570	Rocky Brands, Inc.	11,719
4,898	Skechers U.S.A., Inc., Class A*	153,699
2,686	Steven Madden, Ltd.	66,317
700	Superior Group of Cos., Inc.	9,380
8,132	Tapestry, Inc.	107,993
5,109	Under Armour, Inc., Class A*	49,762
3,746	Under Armour, Inc., Class C*	33,115
1,027	Unifi, Inc.*	13,228
802	Vera Bradley, Inc.*	3,561
4,448	VF Corp.	271,061
3,237	Wolverine World Wide, Inc.	77,073

		3,916,894

Thrifts & Mortgage Finance (0.5%):
3,384	Axos Financial, Inc.*	74,719
1,591	BankFinancial Corp.	13,364
7,721	Capitol Federal Financial, Inc.	85,008
2,223	Columbia Financial, Inc.*	31,022
2,791	Dime Community Bancshares, Inc.	38,320
855	ESSA Bancorp, Inc.	11,902
3,469	Essent Group, Ltd.	125,821
403	Federal Agricultural Mortgage Corp.	25,796
408	First Capital, Inc.^	28,344
2,446	Flagstar Bancorp, Inc.	71,986
8	Greene County Bancorp, Inc.	178
155	Hingham Institution for Savings	26,006
1,670	HomeStreet, Inc.	41,099
413	IF Bancorp, Inc.	6,798
966	Impac Mortgage Holdings, Inc.*	1,633
5,948	Kearny Financial Corp.	48,655
1,249	Kentucky First Federal Bancorp	8,543
750	Lake Shore Bancorp, Inc.	9,300
194	LendingTree, Inc.*	56,169
3,570	Meridian Bancorp, Inc.	41,412
2,468	Meta Financial Group, Inc.	44,844
14,868	MGIC Investment Corp.	121,770
4,623	Mr Cooper Group, Inc.*	57,510
13,097	New York Community Bancorp, Inc.	133,590
3,378	NMI Holdings, Inc., Class A*	54,318
2,984	Northfield Bancorp, Inc.	34,376
6,785	Northwest Bancshares, Inc.	69,377
3,232	Oceanfirst Financial Corp.	56,980
503	Oconee Federal Financial Corp.	12,962
6,975	Ocwen Financial Corp.*	4,631
2,417	PennyMac Financial Services, Inc.	101,006
2,584	Premier Financial Corp.	45,659
679	Provident Financial Holdings, Inc.	9,105
3,181	Provident Financial Services, Inc.	45,965
6,456	Radian Group, Inc.	100,133
420	Riverview Bancorp, Inc.	2,373

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
561	Southern Missouri Bancorp, Inc.	$13,632
1,764	Sterling Bancorp, Inc.	6,315
733	Territorial Bancorp, Inc.	17,438
5,381	TFS Financial Corp.	77,002
7,273	TrustCo Bank Corp NY	46,038
3,136	Washington Federal, Inc.	84,170
2,036	Waterstone Financial, Inc.	30,194
1,546	Wawlker & Dunlop, Inc.	78,552
1,498	Western New England BanCorp, Inc.	8,673
2,825	WSFS Financial Corp.	81,078

		2,083,766

Tobacco (0.6%):
31,047	Altria Group, Inc.	1,218,595
15,537	Philip Morris International, Inc.	1,088,522
1,284	Universal Corp.	54,583
6,874	Vector Group, Ltd.	69,152

		2,430,852

Trading Companies & Distributors (0.7%):
5,044	Air Lease Corp.	147,739
1,198	Applied Industrial Technologies, Inc.	74,743
2,840	Beacon Roofing Supply, Inc.*	74,891
3,066	BMC Stock Holdings, Inc.*	77,079
1,592	CAI International, Inc.*	26,523
644	DXP Enterprises, Inc.*	12,822
10,196	Fastenal Co.	436,796
876	GATX Corp.	53,418
2,334	GMS, Inc.*	57,393
1,700	H&E Equipment Services, Inc.	31,416
6,084	HD Supply Holdings, Inc.*	210,811
1,767	Herc Holdings, Inc.*	54,300
1,307	Huttig Building Products, Inc.*	1,464
870	Kaman Corp., Class A	36,192
5,217	MRC Global, Inc.*	30,832
2,233	MSC Industrial Direct Co., Inc., Class A	162,585
5,453	NOW, Inc.*	47,059
1,902	Rush Enterprises, Inc., Class A	78,857
1,003	SiteOne Landscape Supply, Inc.*	114,312
2,034	Systemax, Inc.	41,778
2,654	Textainer Group Holdings, Ltd.*	21,710
651	Titan Machinery, Inc.*	7,070
1,007	Transcat, Inc.*	26,041
3,334	Triton International, Ltd.	100,820
2,434	United Rentals, Inc.*	362,763
5,820	Univar Solutions, Inc.*	98,125
1,184	Veritiv Corp.*	20,081
1,174	W.W. Grainger, Inc.	368,824
902	Watsco, Inc.	160,285
84	Watsco, Inc., Class B	13,642
2,560	WESCO International, Inc.*	89,882

		3,040,253

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	87,743

Water Utilities (0.2%):
1,327	American States Water Co.	104,342
2,485	American Water Works Co., Inc.	319,720
491	Artesian Resources Corp.	17,818

See accompanying notes to the financial statements.

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
1,743	California Water Service Group	$83,141
3,223	Essential Utilities, Inc.	136,140
979	Middlesex Water Co.	65,769
669	Pure Cycle Corp.*	6,148
1,234	SJW Group	76,644
772	York Water Co. (The)	37,025

		846,747

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	27,373
2,203	Shenandoah Telecommunications Co.	108,585
1,649	Spok Holdings, Inc.	15,418
4,354	Telephone & Data Systems, Inc.	86,558
6,658	T-Mobile USA, Inc.*	693,430
1,695	United States Cellular Corp.*	52,325

		983,689

Total Common Stocks (Cost $341,339,397)		435,171,962

Preferred Stock (0.0%†):
Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A, 10.63%	28,536

Total Preferred Stock (Cost $28,514)		28,536

Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm CVR, Expires on 1/29/21*	1,721

Diversified Financial Services (0.0%†):
2,411	NewStar Financial, Inc. CVR, Expires on 12/31/49*	245

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	921

Wireless Telecommunication Services (0.0%†):
6,658	T-Mobile USA, Inc., Expires on 7/28/20*	1,119

Total Rights (Cost $4,345)		4,006

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.8%):
3,448,512	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	$3,448,512

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,448,512)		3,448,512

Unaffiliated Investment Companies (0.4%):
Money Markets (0.4%):
1,918,381	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(c)	1,918,381

Total Unaffiliated Investment Companies (Cost $1,918,381)		1,918,381

Total Investment Securities (Cost $346,739,149) — 100.8%(d)		440,571,397
Net other assets (liabilities) — (0.8)%		(3,327,528)

Net Assets — 100.0%		$437,243,869

Percentages indicated are based on net assets as of June 30, 2020.

ADR—American Depository Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $3,360,222.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(c)	The rate represents the effective yield at June 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

22

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$346,739,149

Investment securities, at value(a)	$440,571,397
Interest and dividends receivable	335,943
Receivable for investments sold	310,258
Reclaims receivable	3,743
Prepaid expenses	814

Total Assets	441,222,155

Liabilities:
Cash overdraft	2,230
Payable for investments purchased	210,685
Payable for collateral received on loaned securities	3,448,512
Manager fees payable	195,935
Administration fees payable	3,298
Distribution fees payable	90,710
Custodian fees payable	4,181
Administrative and compliance services fees payable	830
Transfer agent fees payable	1,135
Trustee fees payable	4,935
Other accrued liabilities	15,835

Total Liabilities	3,978,286

Net Assets	$437,243,869

Net Assets Consist of:
Paid in capital	$287,931,496
Total distributable earnings	149,312,373

Net Assets	$437,243,869

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,633,275
Net Asset Value (offering and redemption price per share)	$12.62

(a)	Includes securities on loan of $3,360,222.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends	$4,344,396
Income from securities lending	31,874
Foreign withholding tax	(2,180)

Total Investment Income	4,374,090

Expenses:
Manager fees	1,765,133
Administration fees	73,879
Distribution fees	551,604
Custodian fees	10,703
Administrative and compliance services fees	3,709
Transfer agent fees	2,562
Trustee fees	11,855
Professional fees	10,490
Shareholder reports	6,119
Other expenses	5,552

Total expenses before reductions	2,441,606
Less expenses voluntarily waived/reimbursed by the Manager	(573,667)

Net expenses	1,867,939

Net Investment Income/(Loss)	2,506,151

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	15,301,351
Change in net unrealized appreciation/depreciation on securities	(45,665,280)

Net realized and Change in net unrealized gains/losses on investments	(30,363,929)

Change in Net Assets Resulting From Operations	$(27,857,778)

See accompanying notes to the financial statements.

23

AZL DFA U.S. Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,506,151	$5,053,450
Net realized gains/(losses) on investments	15,301,351	32,472,338
Change in unrealized appreciation/depreciation on investments	(45,665,280)	90,102,485

Change in net assets resulting from operations	(27,857,778)	127,628,273

Distributions to Shareholders:
Distributions	—	(36,227,548)

Change in net assets resulting from distributions to shareholders	—	(36,227,548)

Capital Transactions:
Proceeds from shares issued	47,012,256	2,050,767
Proceeds from dividends reinvested	—	36,227,548
Value of shares redeemed	(78,228,787)	(96,897,568)

Change in net assets resulting from capital transactions	(31,216,531)	(58,619,253)

Change in net assets	(59,074,309)	32,781,472
Net Assets:
Beginning of period	496,318,178	463,536,706

End of period	$437,243,869	$496,318,178

Share Transactions:
Shares issued	4,449,022	163,172
Dividends reinvested	—	2,969,471
Shares redeemed	(6,499,107)	(7,394,237)

Change in shares	(2,050,085)	(4,261,594)

See accompanying notes to the financial statements.

24

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 24, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.53		$11.32	$12.76	$10.74	$9.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	(b)	0.13 (b)	0.16	0.15	0.13	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(0.98)		3.08	(1.06)	2.04	1.21	(0.59)

Total from Investment Activities	(0.91)		3.21	(0.90)	2.19	1.34	(0.51)

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.15)	(0.14)	(0.09)	—
Net Realized Gains	—		(0.85)	(0.39)	(0.03)	—	—

Total Dividends	—		(1.00)	(0.54)	(0.17)	(0.09)	—

Net Asset Value, End of Period	$12.62		$13.53	$11.32	$12.76	$10.74	$9.49

Total Return(c)	(6.73	)%(d)	29.36%	(7.52)%	20.45%	14.25%	(5.10	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$437,244		$496,318	$463,537	$584,221	$582,088	$557,576
Net Investment Income/(Loss)(e)	1.14%		1.03%	1.00%	1.02%	1.24%	1.12%
Expenses Before Reductions(e)(f)	1.11%		1.10%	1.10%	1.10%	1.10%	1.12%
Expenses Net of Reductions (e)	0.85%		0.84%	0.84%	0.84%	0.84%	0.86%
Portfolio Turnover Rate	10	%(d)	4%	4%	2%	10%	12	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

26

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,160 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,448,512 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.54% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,867 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$435,171,962	$—	$—	#	$435,171,962

Preferred Stocks+	28,536	—	—		28,536

Rights+	1,119	2,887	—		4,006

Short-Term Securities Held as Collateral for Securities on Loan	3,448,512	—	—		3,448,512

Unaffiliated Investment Companies	1,918,381	—	—		1,918,381

Total Investments	$440,568,510	$2,887	$—		$440,571,397

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2020.

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Core Equity Fund	$46,571,846	$74,809,090

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $359,308,347. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$175,683,818
Unrealized (depreciation)	(36,166,993)

Net unrealized appreciation/(depreciation)	$139,516,825

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Core Equity Fund	$5,481,514	$30,746,034	$36,227,548

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Core Equity Fund	$5,364,452	$32,288,876	$—	$139,516,825	$177,170,153

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 75% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

29

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

30

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

31

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Other Information Page 26

Statement Regarding the Trust’s Liquidity Risk Management Program Page 27

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA U.S. Small Cap Fund	$1,000.00	$848.20	$4.73	1.03%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.74	$5.17	1.03%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	19.7%

Financials	19.4

Consumer Discretionary	15.8

Information Technology	14.0

Health Care	11.3

Materials	5.5

Consumer Staples	4.4

Utilities	3.5

Communication Services	3.0

Energy	2.6

Real Estate	0.6

Total Common Stocks and Preferred Stocks	99.8

Rights	— †

Short-Term Securities Held as Collateral for Securities on Loan	2.3

Unaffiliated Investment Companies	0.5

Total Investment Securities	102.6

Net other assets (liabilities)	(2.6)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.0%):
1,397	AAR Corp.	$28,876
8,494	Aerojet Rocketdyne Holdings, Inc.*	336,703
2,231	AeroVironment, Inc.*	177,655
2,615	Astronics Corp.*	27,614
392	Astronics Corp., Class B*	3,763
2,366	Axon Enterprise, Inc.*	232,176
685	CPI Aerostructures, Inc.*	2,254
2,316	Cubic Corp.	111,237
1,011	Curtiss-Wright Corp.	90,262
766	Ducommun, Inc.*	26,710
3,376	Innovative Solutions & Support, Inc.*	16,880
7,599	Kratos Defense & Security Solutions, Inc.*	118,772
2,488	Mercury Systems, Inc.*	195,706
3,788	Moog, Inc., Class A	200,688
685	National Presto Industries, Inc.	59,862
2,564	Park Aerospace Corp., Class C	28,563
621	Triumph Group, Inc.	5,595
759	Vectrus, Inc.*	37,290

		1,700,606

Air Freight & Logistics (0.3%):
738	Air T, Inc.*	8,118
6,274	Air Transport Services Group, Inc.*	139,722
1,862	Atlas Air Worldwide Holdings, Inc.*	80,122
2,655	Echo Global Logistics, Inc.*	57,401
3,297	Forward Air Corp.	164,257
3,916	Hub Group, Inc., Class A*	187,419
5,212	Radiant Logistics, Inc.*	20,483

		657,522

Airlines (0.4%):
1,224	Alaska Air Group, Inc.	44,382
1,930	Allegiant Travel Co.	210,775
899	Copa Holdings SA, Class A	45,453
5,520	Hawaiian Holdings, Inc.	77,501
7,404	JetBlue Airways Corp.*	80,704
2,689	SkyWest, Inc.	87,715
4,325	Spirit Airlines, Inc.*^	76,985

		623,515

Auto Components (1.4%):
4,726	Adient plc*	77,601
12,952	American Axle & Manufacturing Holdings, Inc.*	98,435
5,531	Cooper Tire & Rubber Co.	152,711
2,216	Cooper-Standard Holding, Inc.*	29,362
11,599	Dana, Inc.	141,392
2,148	Delphi Technologies plc*	30,523
2,293	Dorman Products, Inc.*	153,792
3,775	Fox Factory Holding Corp.*	311,852
2,583	Garrett Motion, Inc.*	14,310
3,693	Gentherm, Inc.*	143,658
10,353	Goodyear Tire & Rubber Co.	92,608
1,680	Horizon Global Corp.*	3,696
2,652	LCI Industries	304,926
7,745	Modine Manufacturing Co.*	42,752
1,911	Motorcar Parts of America, Inc.*	33,767
1,992	Shiloh Industries, Inc.*	3,227
2,844	Standard Motor Products, Inc.	117,173
3,162	Stoneridge, Inc.*	65,327

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,139	Tenneco, Inc.*^	$8,611
472	Veoneer, Inc.*^	5,046
3,073	Visteon Corp.*	210,501

		2,041,270

Automobiles (0.4%):
9,054	Harley-Davidson, Inc.	215,214
1,766	Thor Industries, Inc.	188,132
3,431	Winnebago Industries, Inc.	228,573

		631,919

Banks (10.5%):
1,584	1st Constitution Bancorp	19,642
3,186	1st Source Corp.	113,358
410	ACNB Corp.	10,734
880	Allegiance Bancshares, Inc.	22,343
1,339	American National Bankshares, Inc.	33,529
346	American River Bankshares	3,702
5,216	Ameris Bancorp	123,045
1,649	Ames National Corp.	32,551
1,809	Arrow Financial Corp.	53,782
11,230	Associated Banc-Corp.	153,626
1,465	Atlantic Capital Bancshares, Inc.*	17,814
5,589	Atlantic Union Bankshares Corp.	129,441
13	Auburn National Bancorp, Inc.	742
3,062	Banc of California, Inc.	33,161
3,358	BancFirst Corp.	136,234
4,986	Bancorp, Inc. (The)*	48,863
8,217	BancorpSouth Bank	186,855
2,653	Bank of Commerce Holdings	20,110
3,143	Bank of Hawaii Corp.	193,012
993	Bank of Marin Bancorp	33,097
3,717	Bank of Nt Butterfield & Son, Ltd. (The)	90,658
485	Bank of South Carolina Corp.	8,143
9,638	Bank OZK	226,204
6,355	BankUnited, Inc.	128,689
2,472	Banner Corp.	93,936
1,610	Bar Harbor Bankshares	36,048
1,217	Baycom Corp.*	15,711
595	BCB Bancorp, Inc.	5,522
3,918	Berkshire Hills Bancorp, Inc.	43,176
5,250	BOK Financial Corp.	296,309
6,599	Boston Private Financial Holdings, Inc.	45,401
2,206	Bridge Bancorp, Inc.	50,385
6,518	Brookline Bancorp, Inc.	65,701
1,666	Bryn Mawr Bank Corp.	46,082
3,046	Byline BanCorp, Inc.	39,903
227	C&F Financial Corp.	7,548
8,434	Cadence Bancorp	74,725
1,274	California First National Bancorp	19,429
436	Cambridge Bancorp	25,829
1,659	Camden National Corp.	57,302
1,471	Capital City Bank Group, Inc.	30,817
5,878	Cathay General Bancorp	154,591
1,646	CBTX, Inc.	34,566
2,313	Central Pacific Financial Corp.	37,077
1,141	Central Valley Community Bancorp	17,560
511	Century Bancorp, Inc.	39,715

See accompanying notes to the financial statements.

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
668	Chemung Financial Corp.	$18,236
6,348	CIT Group, Inc.	131,594
2,009	Citizens & Northern Corp.	41,486
718	Citizens Holding Co.	17,950
1,550	City Holding Co.	101,014
822	Civista Bancshares, Inc.	12,659
2,165	CNB Financial Corp.	38,818
85	Codorus Valley Bancorp, Inc.	1,176
56	Colony Bankcorp, Inc.	659
5,518	Columbia Banking System, Inc.	156,408
4,416	Community Bank System, Inc.	251,800
3,296	Community Bankers Trust Corp.	18,128
1,343	Community Trust Bancorp, Inc.	43,997
525	Community West Bancshares	4,615
2,880	ConnectOne Bancorp, Inc.	46,426
1,894	Cullen/Frost Bankers, Inc.	141,501
4,048	Customers Bancorp, Inc.*	48,657
10,472	CVB Financial Corp.	196,245
609	Eagle Bancorp Montana, Inc.	10,584
2,865	Eagle Bancorp, Inc.	93,829
1,676	East West Bancorp, Inc.	60,738
2,149	Enterprise Financial Services Corp.	66,877
924	Equity Bancshares, Inc.*	16,115
534	Evans Bancorp, Inc.	12,421
22,062	F.N.B. Corp.	165,465
2,582	Farmers National Banc Corp.	30,623
242	Fauquier Bankshares, Inc.	3,606
1,412	FB Financial Corp.	34,975
1,909	Financial Institutions, Inc.	35,526
15,526	First Bancorp	86,790
2,293	First Bancorp	57,508
1,491	First Bancorp, Inc.	32,355
1,053	First Bancshares, Inc. (The)	23,693
3,647	First Busey Corp.	68,017
940	First Business Financial Services, Inc.	15,463
728	First Citizens BancShares, Inc., Class A	294,854
7,111	First Commonwealth Financial Corp.	58,879
2,206	First Community Bankshares	49,525
7,453	First Financial Bancorp	103,522
9,472	First Financial Bankshares, Inc.	273,646
1,112	First Financial Corp.	40,966
1,717	First Financial Northwest, Inc.	16,638
3,058	First Foundation, Inc.	49,968
9,186	First Hawaiian, Inc.	158,367
5,864	First Horizon National Corp.	58,405
402	First Internet BanCorp	6,681
3,323	First Interstate BancSystem, Class A	102,880
4,019	First Merchants Corp.	110,804
320	First Mid Bancshares, Inc.	8,394
8,868	First Midwest Bancorp, Inc.	118,388
2,907	First of Long Island Corp. (The)	47,500
28	First Savings Financial Group	1,213
234	First United Corp.	3,122
908	First US Bancshares, Inc.	6,265
2,675	Flushing Financial Corp.	30,816
601	Franklin Financial Network, Inc.	15,476
11,396	Fulton Financial Corp.	120,000

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,237	German American Bancorp, Inc.	$69,571
7,009	Glacier Bancorp, Inc.	247,348
1,038	Great Southern Bancorp, Inc.	41,894
3,789	Great Western Bancorp, Inc.	52,137
5,990	Hancock Whitney Corp.	126,988
4,153	Hanmi Financial Corp.	40,326
3,865	HarborOne BanCorp, Inc.*	33,007
43	Hawthorn Bancshares, Inc.	840
2,494	Heartland Financial USA, Inc.	83,399
2,978	Heritage Financial Corp.	59,560
4,406	Hertiage Commerce Corp.	33,067
15,083	Hilltop Holdings, Inc.	278,280
11,946	Home Bancshares, Inc.	183,729
2,418	Hometrust Bancshares, Inc.	38,688
9,043	Hope BanCorp, Inc.	83,376
3,456	Horizon Bancorp	36,945
2,493	IBERIABANK Corp.	113,531
2,544	Independent Bank Corp.	170,677
3,214	Independent Bank Group, Inc.	130,231
4,638	International Bancshares Corp.	148,509
18,070	Investors Bancorp, Inc.	153,595
3,767	Lakeland Bancorp, Inc.	43,057
2,781	Lakeland Financial Corp.	129,567
862	Landmark Bancorp, Inc.	21,300
1,512	LCNB Corp.	24,132
1,000	Limestone Bancorp, Inc.*	13,150
2,612	Live Oak Bancshares, Inc.	37,900
5,225	Macatawa Bank Corp.	40,860
1,048	Mackinac Financial Corp.	10,868
2,059	Mercantile Bank Corp.	46,533
2,051	Midland States BanCorp, Inc.	30,662
1,441	MidWestone Financial Group, Inc.	28,820
2,052	National Bank Holdings Corp.	55,404
1,069	National Bankshares, Inc.	30,573
3,226	NBT Bancorp, Inc.	99,232
744	Nicolet Bankshares, Inc.*	40,771
1,136	Northeast Bank	19,937
657	Northrim Bancorp, Inc.	16,517
609	Norwood Financial Corp.	15,097
4,316	OFG Bancorp	57,705
183	Ohio Valley Banc Corp.	4,127
11,997	Old National Bancorp	165,079
1,004	Old Point Financial Corp.	15,311
3,314	Old Second Bancorp, Inc.	25,783
1,182	Origin Bancorp, Inc.	26,004
1,765	Orrstown Financial Services, Inc.	26,034
1,718	Pacific Mercantile Bancorp*	6,288
6,537	Pacific Premier Bancorp, Inc.	141,722
7,685	PacWest Bancorp	151,471
1,296	Park National Corp.	91,212
1,636	Parke Bancorp, Inc.	22,168
2,284	Peapack-Gladstone Financial Corp.	42,779
1,452	Penns Woods Bancorp, Inc.	32,975
434	Peoples Bancorp of NC	7,669
1,794	Peoples Bancorp, Inc.	38,176
8,100	People’s United Financial, Inc.	93,717
1,452	People’s Utah BanCorp	32,626

See accompanying notes to the financial statements.

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,765	Pinnacle Financial Partners, Inc.	$242,072
2,348	Popular, Inc.	87,276
1,985	Preferred Bank Los Angeles	85,057
1,193	Premier Financial Bancorp, Inc.	15,294
1,118	QCR Holdings, Inc.	34,859
351	Rbb BanCorp	4,791
4,074	Renasant Co.	101,443
1,482	Republic Bancorp, Inc., Class A	48,476
6,466	Republic First Bancorp, Inc.*	15,777
2,862	S & T Bancorp, Inc.	67,114
320	Salisbury Bancorp, Inc.	13,117
3,392	Sandy Spring Bancorp, Inc.	84,054
552	SB Financial Group, Inc.	9,174
625	SB One BanCorp	12,313
3,980	Seacoast Banking Corp of Florida*	81,192
1,252	Select Bancorp, Inc.*	10,191
3,948	ServisFirst Bancshares, Inc.	141,180
2,325	Shore Bancshares, Inc.	25,784
2,333	Sierra Bancorp	44,047
8,970	Simmons First National Corp., Class A	153,477
5,254	South State Corp.	250,406
562	Southern First Bancshares, Inc.*	15,573
2,309	Southern National Bancorp	22,374
2,694	Southside Bancshares, Inc.	74,678
1,629	Spirit of Texas Bancshares, Inc.*	20,053
13,673	Sterling Bancorp	160,248
2,857	Stock Yards Bancorp, Inc.	114,851
682	Summit Financial Group, Inc.	11,239
1,203	Summit State Bank	11,681
9,356	Synovus Financial Corp.	192,079
8,055	TCF Financial Corp.	236,978
2,882	Texas Capital Bancshares, Inc.*	88,967
1,140	Tompkins Financial Corp.	73,838
5,191	TowneBank	97,798
2,468	TriCo Bancshares	75,151
3,463	Tristate Capital Holdings, Inc.*	54,404
1,894	Triumph BanCorp, Inc.*	45,967
4,644	Trustmark Corp.	113,871
3,534	UMB Financial Corp.	182,178
15,566	Umpqua Holdings Corp.	165,622
249	Union Bankshares, Inc.	4,661
450	United Bancshares, Inc.	8,055
8,118	United Bankshares, Inc.	224,544
5,829	United Community Banks, Inc.	117,279
916	United Security Bancshares	6,128
42	Unity Bancorp, Inc.	601
1,651	Univest Financial Corp.	26,647
31,471	Valley National Bancorp	246,103
1,563	Veritex Holdings, Inc.	27,665
2,267	Washington Trust Bancorp	74,244
5,822	Webster Financial Corp.	166,567
4,985	WesBanco, Inc.	101,245
2,380	West Bancorp	41,626
3,422	Westamerica Bancorp	196,491
5,807	Western Alliance Bancorp	219,911
3,888	Wintrust Financial Corp.	169,595

		15,545,861

Shares		Fair Value
Common Stocks, continued
Beverages (0.4%):
547	Boston Beer Co., Inc. (The), Class A*^	$293,548
664	Coca-Cola Consolidated, Inc.	152,182
1,920	Craft Brewers Alliance, Inc.*	29,549
2,240	MGP Ingredients, Inc.	82,219
634	National Beverage Corp.*	38,687
985	Willamette Valley Vineyards, Inc.*	5,959

		602,144

Biotechnology (3.2%):
838	Abeona Therapeutics, Inc.*	2,443
1,733	AC Immune SA*^	11,663
4,449	Acorda Therapeutics, Inc.*	3,268
10,022	Aduro Biotech, Inc.*	23,151
3,308	Adverum Biotechnologies, Inc.*	69,071
1,728	Agios Pharmaceuticals, Inc.*	92,413
5,784	Akebia Therapeutics, Inc.*	78,547
473	Albireo Pharma, Inc.*	12,530
10,706	Alkermes plc*	207,750
1,397	AMAG Pharmaceuticals, Inc.*^	10,687
6,621	Amicus Therapeutics, Inc.*	99,845
1,449	AnaptysBio, Inc.*	32,371
1,103	Applied Genetic Technologies Corp.*	6,111
1,800	Arcus Biosciences, Inc.*	44,532
6,613	Ardelyx, Inc.*	45,762
1,538	Arena Pharmaceuticals, Inc.*	96,817
6,341	Arrowhead Pharmaceuticals, Inc.*	273,868
4,292	Atara Biotherapeutics, Inc.*	62,534
1,663	Avrobio, Inc.*	29,019
1,280	Biospecifics Technologies Corp.*	78,438
926	Bluebird Bio, Inc.*	56,523
4,360	Calithera Biosciences, Inc.*	23,021
1,371	Caredx, Inc.*	48,575
1,053	Catalyst Biosciences, Inc.*	6,181
5,557	Catalyst Pharmaceuticals, Inc.*	25,673
2,202	ChemoCentryx, Inc.*	126,703
10,291	Chimerix, Inc.*	31,902
3,561	Concert Pharmaceuticals, Inc.*	35,432
836	CRISPR Therapeutics AG*	61,438
992	Cytomx Therapeutics, Inc.*	8,263
2,112	Denali Therapeutics, Inc.*^	51,068
1,115	Eagle Pharmaceuticals, Inc.*	53,498
3,763	Emergent Biosolutions, Inc.*	297,578
1,500	Enanta Pharmaceuticals, Inc.*	75,315
5,981	Fibrogen, Inc.*	242,410
2,224	Five Prime Therapeutics, Inc.*	13,566
1,520	G1 Therapeutics, Inc.*	36,875
1,199	Global Blood Therapeutics, Inc.*	75,693
1,738	Glycomimetics Industries*	6,535
1,300	Gritstone Oncology, Inc.*	8,632
592	ImmuCell Corp.*	2,788
2,155	Intellia Therapeutics, Inc.*^	45,298
9,256	Ironwood Pharmaceuticals, Inc.*	95,522
4,709	IVERIC Bio, Inc.*	24,016
3,800	Jounce Therapeutics, Inc.*	26,220
2,769	Kindred Biosciences, Inc.*	12,433
514	Kiniksa Pharmaceuticals, Ltd., Class A*	13,097
2,093	Kura Oncology, Inc.*	34,116
1,114	Ligand Pharmaceuticals, Inc., Class B*	124,601
3,749	Macrogenics, Inc.*	104,672

See accompanying notes to the financial statements.

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,039	Madrigal Pharmaceuticals, Inc.*	$117,667
2,522	Magenta Therapeutics, Inc.*	18,940
900	MediciNova, Inc.*^	4,878
2,138	Mersana Therapeutics, Inc.*	50,029
1,300	Minerva Neurosciences, Inc.*^	4,693
514	Momenta Pharmaceuticals, Inc.*	17,101
5,691	Myriad Genetics, Inc.*	64,536
687	ObsEva SA*	4,046
26,516	OPKO Health, Inc.*^	90,420
14,857	PDL BioPharma, Inc.*	43,234
1,429	Pfenex, Inc.*	11,932
1,800	Protagonist Therapeutics, Inc.*	31,788
2,626	Prothena Corp. plc*	27,468
580	PTC Therapeutics, Inc.*	29,429
1,300	Recro Pharma, Inc.	5,915
969	REGENXBIO, Inc.*	35,688
1,434	Repligen Corp.*	177,257
3,247	Retrophin, Inc.*	66,271
506	Rhythm Pharmaceuticals, Inc.*	11,284
1,925	Rigel Pharmaceuticals, Inc.*	3,523
2,562	Rocket Pharmaceuticals, Inc.*	53,623
2,027	Sage Therapeutics, Inc.*	84,283
2,359	Sangamo Therapeutics, Inc.*	21,137
6,556	Spectrum Pharmaceuticals, Inc.*	22,159
1,000	Syndax Pharmaceuticals, Inc.*	14,820
905	Syros Pharmaceuticals, Inc.*	9,647
1,873	Translate Bio, Inc.*	33,564
1,978	Ultragenyx Pharmaceutical, Inc.*	154,719
2,176	United Therapeutics Corp.*	263,296
3,525	Vanda Pharmaceuticals, Inc.*	40,326
3,262	Vericel Corp.*	45,081
4,488	Viking Therapeutics, Inc.*^	32,358
1,685	Voyager Therapeutics, Inc.*	21,265
3,844	Xencor, Inc.*	124,507

		4,785,348

Building Products (2.0%):
5,984	AAON, Inc.	324,871
3,754	Advanced Drainage Systems, Inc.	185,448
1,833	American Woodmark Corp.*	138,666
2,881	Apogee Enterprises, Inc.	66,378
3,226	Armstrong Flooring, Inc.*	9,646
3,236	Armstrong World Industries, Inc.	252,279
13,207	Builders FirstSource, Inc.*	273,385
3,446	Cornerstone Building Brands, Inc.*	20,883
815	Csw Industrials, Inc.	56,325
1,117	Gibraltar Industries, Inc.*	53,627
2,794	Insteel Industries, Inc.	53,282
2,330	Jeld-Wen Holding, Inc.*	37,536
1,360	Owens Corning	75,834
3,005	Patrick Industries, Inc.	184,056
7,162	PGT Innovations, Inc.*	112,300
3,536	Quanex Building Products Corp.	49,080
3,705	Resideo Technologies, Inc.*	43,423
4,618	Simpson Manufacturing Co., Inc.	389,574
3,749	Trex Co., Inc.*	487,631
2,113	UFP Industries, Inc.	104,615

		2,918,839

Shares		Fair Value
Common Stocks, continued
Capital Markets (2.5%):
3,660	Affiliated Managers Group, Inc.	$272,890
4,154	Artisan Partners Asset Management, Inc., Class A	135,005
20,760	BGC Partners, Inc., Class A	56,882
1,300	Blucora, Inc.*	14,846
5,851	Brightsphere Investment Group, Inc.	72,903
4,207	Cohen & Steers, Inc.	286,287
473	Diamond Hill Investment Group	53,766
2,638	Donnelley Financial Solutions, Inc.*	22,159
6,265	Eaton Vance Corp.	241,829
7,007	Federated Investors, Inc., Class B	166,066
8,015	Gain Capital Holdings, Inc.	48,250
1,776	GAMCO Investors, Inc., Class A	23,639
3,795	Greenhill & Co., Inc.	37,912
1,753	Hamilton Lane, Inc.	118,100
211	Hennessy Advisors, Inc.	1,669
2,974	Houlihan Lokey, Inc.	165,473
5,220	Interactive Brokers Group, Inc., Class A	218,039
2,101	INTL FCStone, Inc.*	115,555
14,214	Janus Henderson Group plc	300,768
7,972	Lazard, Ltd., Class A	228,238
3,606	Legg Mason, Inc.	179,399
2,775	Manning & Napier, Inc.	7,937
4,442	Moelis & Co., Class A	138,413
1,741	Oppenheimer Holdings, Class A	37,936
284	Piper Jaffray Cos., Inc.	16,801
1,718	PJT Partners, Inc.	88,202
2,624	Pzena Investment Management, Inc.	14,275
3,824	Safeguard Scientifics, Inc.	26,768
1,619	Silvercrest Asset Management Group, Inc., Class A	20,577
5,350	Stifel Financial Corp.	253,751
207	Value Line, Inc.	5,587
7,929	Virtu Financial, Inc., Class A	187,124
693	Virtus Investment Partners, Inc.	80,589
1,478	Westwood Holdings, Inc.	23,279
14,884	WisdomTree Investments, Inc.	51,647

		3,712,561

Chemicals (3.1%):
1,064	Advanced Emmissions Solutions	5,160
3,852	AdvanSix, Inc.*	45,222
1,429	Agrofresh Solutions, Inc.*^	4,330
3,405	American Vanguard Corp.	46,853
4,098	Ashland Global Holdings, Inc.	283,171
2,630	Axalta Coating Systems, Ltd.*	59,307
3,763	Balchem Corp.	356,957
4,362	Cabot Corp.	161,612
1,025	Chase Corp.	105,063
9,570	Chemours Co. (The)	146,900
1,403	Core Molding Technologies, Inc.*	5,780
18,384	Element Solutions, Inc.*	199,466
4,923	Ferro Corp.*	58,781
2,318	Flotek Industries, Inc.*	2,782
4,677	Futurefuel Corp.	55,890
4,477	GCP Applied Technologies, Inc.*	83,183
5,221	H.B. Fuller Co.	232,857
1,335	Hawkins, Inc.	56,844
15,712	Huntsman Corp.	282,345
2,407	Ingevity Corp.*	126,536

See accompanying notes to the financial statements.

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,580	Innospec, Inc.	$199,305
14,475	Intrepid Potash, Inc.*	14,330
1,147	Koppers Holdings, Inc.*	21,609
3,713	Kraton Corp.*	64,161
6,883	Kronos Worldwide, Inc.	71,652
10,519	Livent Corp.*^	64,797
4,373	LSB Industries, Inc.*	5,073
4,153	Minerals Technologies, Inc.	194,900
11,750	Mosaic Co. (The)	146,993
155	NewMarket Corp.	62,074
1,786	Northern Technologies International Corp.	14,252
11,486	Olin Corp.	131,974
3,797	PolyOne Corp.	99,595
8,061	PQ Group Holdings, Inc.*	106,728
5,893	Rayonier Advanced Materials, Inc.*	16,559
2,468	Sensient Technologies Corp.	128,731
2,235	Stepan Co.	217,019
3,421	Trecora Resources*	21,450
2,589	Tredegar Corp.	39,871
2,135	Trinseo SA	47,312
10,917	Tronox Holdings plc, Class A	78,821
12,811	Valvoline, Inc.	247,637
8,372	Venator Materials plc*	14,986
4,535	W.R. Grace & Co.	230,423

		4,559,291

Commercial Services & Supplies (2.7%):
6,854	ABM Industries, Inc.	248,800
11,413	ACCO Brands Corp.	81,032
675	Acme United Corp.	15,512
462	Advanced Disposal Services, Inc.*	13,939
1,580	AMREP Corp.*	7,126
5,450	Brady Corp., Class A	255,169
3,182	BrightView Holdings, Inc.*	35,638
4,155	Brink’s Co. (The)	189,094
4,778	Casella Waste Systems, Inc.*	249,029
5,965	CECO Environmental Corp.*	39,309
2,582	Cimpress plc*	197,110
5,239	Civeo Corp.*	3,230
2,332	Clean Harbors, Inc.*	139,873
325	CompX International, Inc.	4,492
15,089	Covanta Holding Corp.	144,704
1,356	Deluxe Corp.	31,920
2,494	Ennis, Inc.	45,241
3,351	Healthcare Services Group, Inc.	81,965
7,474	Herman Miller, Inc.	176,461
4,977	HNI Corp.	152,147
540	IAA, Inc.*	20,828
6,334	Interface, Inc.	51,559
5,879	Kimball International, Inc., Class B	67,961
6,368	Knoll, Inc.	77,626
2,508	Matthews International Corp., Class A	47,903
2,466	McGrath Rentcorp	133,189
5,478	Mobile Mini, Inc.	161,601
2,856	MSA Safety, Inc.	326,840
2,566	NL Industries, Inc.	8,750
2,198	Perma-Fix Environmental Services, Inc.*	14,045
3,566	PICO Holdings, Inc.*	30,061

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
12,465	Pitney Bowes, Inc.	$32,409
5,379	Quad Graphics, Inc.	17,482
8,004	RR Donnelley & Sons Co.	9,525
1,749	SP Plus Corp.*	36,222
9,998	Steelcase, Inc., Class A	120,576
4,115	Team, Inc.*	22,921
3,865	Tetra Tech, Inc.	305,799
1,516	UniFirst Corp.	271,288
3,000	US Ecology, Inc.	101,640
3,364	Virco Manufacturing Co.*	8,814
1,477	Vse Corp.	46,363

		4,025,193

Communications Equipment (0.9%):
620	Acacia Communications, Inc.*	41,658
5,938	ADTRAN, Inc.	64,902
1,444	Applied Optoelectronics, Inc.*^	15,696
900	BK Technologies Corp.	3,051
4,095	CalAmp Corp.*	32,801
7,919	Calix, Inc.*	117,993
3,508	Casa Systems, Inc.*	14,593
980	Clearfield, Inc.*	13,681
3,616	ClearOne, Inc.*	7,232
1,300	CommScope Holding Co., Inc.*	10,829
316	Communications Systems, Inc.	1,602
1,983	Comtech Telecommunications Corp.	33,493
2,559	Digi International, Inc.*	29,812
3,591	EchoStar Corp., Class A*	100,404
6,028	EMCORE Corp.*	19,169
7,327	Harmonic, Inc.*	34,803
11,610	Infinera Corp.*	68,731
2,422	InterDigital, Inc.	137,158
3,225	KVH Industries, Inc.*	28,799
2,336	NETGEAR, Inc.*	60,479
6,225	NetScout Systems, Inc.*	159,111
2,391	Network-1 Technologies, Inc.	5,177
131	Optical Cable Corp.*	328
300	Plantronics, Inc.^	4,404
7,260	Ribbon Communications, Inc.*	28,532
3,617	ViaSat, Inc.*	138,784
14,754	Viavi Solutions, Inc.*	187,967

		1,361,189

Construction & Engineering (1.1%):
524	Aegion Corp.*	8,316
3,475	Ameresco, Inc., Class A*	96,536
3,991	Arcosa, Inc.	168,420
952	Argan, Inc.	45,106
4,298	Comfort Systems USA, Inc.	175,144
3,785	Dycom Industries, Inc.*	154,769
1,499	EMCOR Group, Inc.	99,144
4,300	Granite Construction, Inc.	82,302
4,498	Great Lakes Dredge & Dock Co.*	41,651
1,979	IES Holdings, Inc.*	45,853
2,864	MasTec, Inc.*	128,508
2,091	MYR Group, Inc.*	66,724
1,479	Northwest Pipe Co.*	37,079
1,180	NV5 Global, Inc.*	59,979

See accompanying notes to the financial statements.

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
5,203	Orion Group Holdings, Inc.*	$16,337
1,563	Primoris Services Corp.	27,759
2,143	Quanta Services, Inc.	84,070
3,151	Sterling Construction Co., Inc.*	32,991
4,317	The Goldfield Corp.*	16,016
1,290	Tutor Perini Corp.*	15,712
2,118	Valmont Industries, Inc.	240,647
2,770	WillScot Corp.*	34,043

		1,677,106

Construction Materials (0.2%):
1,180	Eagle Materials, Inc., Class A	82,859
1,261	Forterra, Inc.*	14,073
4,132	Summit Materials, Inc., Class A*	66,442
2,142	U.S. Concrete, Inc.*	53,122
720	U.S. Lime & Minerals, Inc.	60,797

		277,293

Consumer Finance (1.0%):
195	Asta Funding, Inc.*	2,521
2,191	Atlanticus Holdings Corp.*	22,655
5,088	Consumer Portfolio Services, Inc.*	14,399
3,041	Curo Group Holdings Corp.	24,845
3,868	Encore Capital Group, Inc.*^	132,208
4,461	Enova International, Inc.*	66,335
5,775	EZCORP, Inc., Class A*	36,383
4,689	Firstcash, Inc.	316,413
3,912	Green Dot Corp., Class A*	192,001
5,920	LendingClub Corp.*	26,936
14,462	Navient Corp.	101,668
2,147	Nelnet, Inc., Class A	102,498
1,556	Nicholas Financial, Inc.*	11,997
3,069	Onemain Holdings, Inc.	75,313
3,211	PRA Group, Inc.*	124,137
1,376	Regional Mgmt Corp.*	24,369
31,926	SLM Corp.	224,440
638	World Acceptance Corp.*	41,802

		1,540,920

Containers & Packaging (0.6%):
16,926	Graphic Packaging Holding Co.	236,794
3,300	Greif, Inc., Class A	113,553
1,290	Greif, Inc., Class B	53,961
5,009	Myers Industries, Inc.	72,881
7,172	O-I Glass, Inc.	64,405
2,388	Sealed Air Corp.	78,446
4,885	Silgan Holdings, Inc.	158,225
1,332	UFP Technologies, Inc.*	58,688

		836,953

Distributors (0.1%):
12	AMCON Distributing Co.	676
4,391	Core Markt Holdngs Co., Inc.	109,578
1,626	Educational Development Corp.	15,642
1,655	Weyco Group, Inc.	35,731

		161,627

Diversified Consumer Services (1.3%):
3,726	Adtalem Global Education, Inc.*	116,065
2,153	American Public Education, Inc.*	63,729

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
2,338	Carriage Services, Inc.	$42,365
1,667	Collectors Universe, Inc.	57,145
5,801	Frontdoor, Inc.*	257,158
318	Graham Holdings Co., Class B	108,969
3,138	Grand Canyon Education, Inc.*	284,083
14,560	H&R Block, Inc.	207,917
11,941	Houghton Mifflin Harcourt Co.*	21,613
3,468	K12, Inc.*	94,468
3,822	Laureate Education, Inc.*	38,086
7,486	Perdoceo Education Corp.*	119,252
2,561	Regis Corp.*	20,949
4,031	ServiceMaster Global Holdings, Inc.*	143,866
1,432	Strategic Education, Inc.	220,027
5,156	Universal Technical Institute, Inc.*	35,834
2,647	WW International, Inc.*	67,181
3,362	Zovio, Inc.*	10,288

		1,908,995

Diversified Financial Services (0.2%):
3,167	Cannae Holdings, Inc.*	130,164
8,851	Jefferies Financial Group, Inc.	137,633
1,617	Marlin Business Services, Inc.	13,680
3,296	On Deck Capital, Inc.*	2,368

		283,845

Diversified Telecommunication Services (0.9%):
1,146	Anterix, Inc.*	51,960
1,599	ATN International, Inc.	96,851
8,538	Cincinnati Bell, Inc.*	126,789
5,915	Cogent Communications Holdings, Inc.	457,585
5,491	Consolidated Communications Holdings, Inc.*	37,174
4,115	IDT Corp.*	26,871
13,452	Iridium Communications, Inc.*	342,219
8,713	Orbcomm, Inc.*	33,545
16,913	Vonage Holdings Corp.*	170,145

		1,343,139

Electric Utilities (1.0%):
3,264	ALLETE, Inc.	178,247
3,353	El Paso Electric Co.	224,651
3,043	Genie Energy, Ltd., Class B	22,396
5,125	Hawaiian Electric Industries, Inc.	184,808
496	IDACORP, Inc.	43,336
3,785	MGE Energy, Inc.	244,170
3,794	Otter Tail Corp.	147,169
6,951	PNM Resources, Inc.	267,196
2,371	Portland General Electric Co.	99,132
2,565	Spark Energy, Inc.	18,135

		1,429,240

Electrical Equipment (1.3%):
1,042	Acuity Brands, Inc.	99,761
1,259	Allied Motion Technologies, Inc.	44,443
3,364	American Superconductor Corp.*	27,349
634	Atkore International Group, Inc.*	17,340
2,918	AZZ, Inc.	100,146
1,427	Encore Wire Corp.	69,666
4,605	EnerSys	296,470
4,312	Enphase Energy, Inc.*	205,122
411	Espey Manufacturing & Electronics Corp.	7,118

See accompanying notes to the financial statements.

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
727	Generac Holdings, Inc.*	$88,643
13,581	GrafTech International, Ltd.	108,376
4,534	LSI Industries, Inc.	29,335
12,193	nVent Electric plc	228,375
569	Powell Industries, Inc.	15,585
864	Preformed Line Products Co.	43,209
3,194	Regal-Beloit Corp.	278,900
75	Servotronics, Inc.*	570
3,134	Sunrun, Inc.*	61,802
2,714	Thermon Group Holdings, Inc.*	39,543
3,104	Ultralife Corp.*	21,759
1,934	Vicor Corp.*	139,151
1,545	Vivint Solar, Inc.*^	15,296

		1,937,959

Electronic Equipment, Instruments & Components (2.9%):
2,011	ADDvantage Technologies Group, Inc.*	6,918
6,544	Arlo Technologies, Inc.*	16,884
307	Arrow Electronics, Inc.*	21,088
4,301	Avnet, Inc.	119,933
3,313	Badger Meter, Inc.	208,454
254	Bel Fuse, Inc., Class A	2,535
1,595	Bel Fuse, Inc., Class B	17,114
3,457	Belden, Inc.	112,525
896	Benchmark Electronics, Inc.	19,354
1,548	Coherent, Inc.*	202,757
1,111	CTS Corp.	22,264
6,442	Daktronics, Inc.	28,023
1,365	Data I/O Corp.*	4,600
2,934	Fabrinet*	183,140
1,553	FARO Technologies, Inc.*	83,241
5,586	Fitbit, Inc., Class A*	36,086
5,064	Flex, Ltd.*	51,906
640	Frequency Electronics, Inc.*	5,606
646	IEC Electronics Corp.*	6,221
2,502	Insight Enterprises, Inc.*	123,098
3,899	Itron, Inc.*	258,309
3,661	Jabil, Inc.	117,445
2,556	Kimball Electronics, Inc.*	34,608
6,754	Knowles Corp.*	103,066
1,566	Littlelfuse, Inc.	267,207
187	Mesa Labs, Inc.	40,542
4,193	Methode Electronics, Inc., Class A	131,073
2,201	MTS Systems Corp.	38,716
2,608	Napco Security Technologies, Inc.*	61,001
700	National Instruments Corp.	27,097
3,067	Novanta, Inc.*	327,463
2,208	OSI Systems, Inc.*	164,805
1,564	PAR Technology Corp.*^	46,811
1,667	PC Connection, Inc.	77,282
1,875	Perceptron, Inc.*	6,206
2,944	Plexus Corp.*	207,729
1,727	RF Industries, Ltd.	8,048
1,262	Rogers Corp.*	157,245
7,484	Sanmina Corp.*	187,399
1,880	ScanSource, Inc.*	45,289
2,050	SYNNEX Corp.	245,529
1,738	Tech Data Corp.*	252,010

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
7,788	TTM Technologies, Inc.*	$92,366
9,022	Vishay Intertechnology, Inc.	137,766
999	Vishay Precision Group, Inc.*	24,555
989	Wayside Technology Group, Inc.	25,417
3,952	Wireless Telecom Group, Inc.*	3,924

		4,360,655

Energy Equipment & Services (0.7%):
7,188	Archrock, Inc.	46,650
3,231	Aspen Aerogels, Inc.*	21,260
1,279	Bristow Group, Inc.*	17,816
2,978	Cactus, Inc., Class A	61,436
3,788	ChampionX Corp.*	36,971
3,563	Core Laboratories NV	72,401
1,457	Dawson Geophysical Co.*	2,098
2,539	Dril-Quip, Inc.*	75,637
4,307	Exterran Corp.*	23,215
16,167	Frank’s International NV*	36,052
145	FTS International, Inc.*^	1,001
1,260	Geospace Technologies Corp.*^	9,475
2,641	Gulf Island Fabrication, Inc.*	8,108
7,520	Helix Energy Solutions Group, Inc.*	26,094
5,207	Helmerich & Payne, Inc.	101,588
749	Ion Geophysical*^	1,753
2,658	KLX Energy Services Holdings, Inc.*^	5,715
595	Mammoth Energy Services, Inc.*	702
3,068	Matrix Service Co.*	29,821
494	Nabors Industries, Ltd.*^	18,288
3,419	National Oilwell Varco, Inc.	41,883
2,316	Natural Gas Services Group*	14,521
11,883	Newpark Resources, Inc.*	26,499
6,877	NexTier Oilfield Solutions, Inc.*	16,849
6,841	Oceaneering International, Inc.*	43,714
3,039	Oil States International, Inc.*	14,435
9,819	Patterson-UTI Energy, Inc.	34,072
2,252	Propetro Holding Corp.*	11,575
4,432	RPC, Inc.*	13,651
1,503	SEACOR Holdings, Inc.*	42,565
1,598	SEACOR Marine Holdings, Inc.*	4,075
1,229	Select Energy Services, Inc.*	6,022
1,537	Solaris Oilfield Infrastructure, Inc.	11,405
5,480	TETRA Technologies, Inc.*	2,929
1,075	Tidewater, Inc.*	6,009
20,620	Transocean, Ltd.*	37,735
5,730	U.S. Silica Holdings, Inc.	20,685
16,905	Valaris plc*^	11,020

		955,725

Entertainment (0.3%):
3,922	AMC Entertainment Holdings, Inc., Class A^	16,825
2,527	Ballantyne Strong, Inc.*	4,144
4,904	Cinemark Holdings, Inc.	56,641
2,242	Eros International plc*^	7,085
4,000	Glu Mobile, Inc.*	37,080
2,533	Imax Corp.*	28,395
783	Liberty Braves Group, Class A*	15,723
2,677	Liberty Braves Group, Class C*	52,844
7,207	Lions Gate Entertainment Corp., Class A*	53,404

See accompanying notes to the financial statements.

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
7,603	Lions Gate Entertainment Corp., Class B*	$51,928
870	Marcus Corp.	11,545
2,715	Reading International, Inc., Class A*^	11,539
700	Rosetta Stone, Inc.*	11,802
951	World Wrestling Entertainment, Inc., Class A	41,321

		400,276

Food & Staples Retailing (0.9%):
8,214	BJ’s Wholesale Club Holdings, Inc.*	306,136
1,910	Ingles Markets, Inc., Class A	82,264
4,259	Natural Grocers by Vitamin Cottage, Inc.	63,374
4,226	Performance Food Group Co.*	123,146
2,982	PriceSmart, Inc.	179,904
305	Rite Aid Corp.*^	5,203
2,176	SpartanNash Co.	46,240
6,074	Sprouts Farmers Market, Inc.*	155,434
2,872	The Andersons, Inc.	39,519
2,406	The Chefs’ Warehouse, Inc.*	32,673
3,444	United Natural Foods, Inc.*	62,715
2,675	US Foods Holding Corp.*	52,751
1,832	Village Super Market, Inc., Class A	50,783
2,676	Weis Markets, Inc.	134,121

		1,334,263

Food Products (1.8%):
444	Alico, Inc.	13,835
7,475	B&G Foods, Inc.^	182,241
1,945	Calavo Growers, Inc.	122,360
3,264	Cal-Maine Foods, Inc.*	145,183
1,318	Coffee Holding Co., Inc.*	3,928
12,764	Darling Ingredients, Inc.*	314,249
13,942	Dean Foods Co.*	1,114
2,411	Farmer Brothers Co.*	17,697
3,522	Flowers Foods, Inc.	78,752
1,800	Fresh Del Monte Produce, Inc.	44,316
942	Freshpet, Inc.*	78,808
7,073	Hain Celestial Group, Inc. (The)*	222,869
4,577	Hostess Brands, Inc.*	55,931
1,810	J & J Snack Foods Corp.	230,104
760	John B Sanfilippo And Son, Inc.	64,851
1,919	Lancaster Colony Corp.	297,425
2,754	Landec Corp.*	21,922
2,175	Limoneira Co.	31,516
1,220	Rocky Mountain Chocolate Factory, Inc.	5,185
1,716	Sanderson Farms, Inc.	198,867
46	Seaboard Corp.	134,956
927	Seneca Foods Corp., Class A*	31,342
12	Seneca Foods Corp., Class B*	381
6,525	Simply Good Foods Co. (The)*	121,235
2,865	Tootsie Roll Industries, Inc.^	98,184
4,330	TreeHouse Foods, Inc.*	189,654

		2,706,905

Gas Utilities (1.0%):
1,504	Chesapeake Utilities Corp.	126,336
4,265	National Fuel Gas Co.	178,831
5,705	New Jersey Resources Corp.	186,268
2,636	Northwest Natural Holding Co.	147,062
2,605	ONE Gas, Inc.	200,715

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
873	RGC Resources, Inc.	$21,100
6,748	South Jersey Industries, Inc.	168,633
2,172	Southwest Gas Holdings, Inc.	149,977
3,801	Spire, Inc.	249,765

		1,428,687

Health Care Equipment & Supplies (3.1%):
6,691	Accuray, Inc.*	13,583
5,021	AngioDynamics, Inc.*	51,064
1,309	Anika Therapeutics, Inc.*	49,389
2,698	AtriCure, Inc.*	121,275
228	Atrion Corp.	145,238
3,336	Avanos Medical, Inc.*	98,045
2,841	Axogen, Inc.*	26,251
2,329	Cantel Medical Corp.	103,012
572	Cardiovascular Systems, Inc.*	18,047
1,804	CONMED Corp.	129,870
2,635	CryoLife, Inc.*	50,513
1,118	Elctromed, Inc.*	17,206
4,664	Envista Holdings Corp.*	98,364
427	Fonar Corp.*	9,125
987	Haemonetics Corp.*	88,396
608	Heska Corp.*^	56,647
1,373	ICU Medical, Inc.*	253,058
1,629	Inogen, Inc.*	57,862
2,580	Integer Holdings Corp.*	188,469
5,748	Integra LifeSciences Holdings Corp.*	270,098
199	IntriCon Corp.*	2,690
4,509	Invacare Corp.	28,722
850	iRadimed Corp.*	19,729
2,006	IRIDEX Corp.*	4,253
249	Kewaunee Scientific CP	2,313
4,878	Lantheus Holdings, Inc.*	69,755
2,690	LeMaitre Vascular, Inc.	71,016
3,540	LivaNova plc*	170,380
6,577	Meridian Bioscience, Inc.*	153,178
5,338	Merit Medical Systems, Inc.*	243,680
2,701	Natus Medical, Inc.*	58,936
3,332	Neogen Corp.*	258,563
4,707	NuVasive, Inc.*	261,992
6,333	OraSure Technologies, Inc.*	73,653
1,199	Orthofix Medical, Inc.*	38,368
574	Orthopediatrics Corp.*	25,118
2,378	Oxford Immunotec Global plc*	30,914
2,977	Quidel Corp.*	666,073
10,930	RTI Surgical, Inc.*	34,757
2,363	SeaSpine Holdings Corp.*	24,741
2,000	Sientra, Inc.*	7,740
1,684	STAAR Surgical Co.*	103,633
950	Surmodics, Inc.*	41,078
923	Tactile Systems Technology, Inc.*	38,240
554	Utah Medical Products, Inc.	49,095
2,566	Varex Imaging Corp.*	38,875
7,300	Wright Medical Group NV*	216,956

		4,579,960

Health Care Providers & Services (2.6%):
6,333	Acadia Healthcare Co., Inc.*	159,085
1,084	Addus HomeCare Corp.*	100,335

See accompanying notes to the financial statements.

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,613	Amedisys, Inc.*	$518,786
1,150	American Renal Associates Holdings, Inc.*	7,498
5,421	AMN Healthcare Services, Inc.*	245,246
3,573	BioTelemetry, Inc.*	161,464
12,012	Brookdale Senior Living, Inc.*	35,435
10,972	Community Health Systems, Inc.*	33,026
2,011	CorVel Corp.*	142,560
1,032	Covetrus, Inc.*	18,462
2,958	Cross Country Healthcare, Inc.*	18,221
6,408	Ensign Group, Inc. (The)	268,175
190	Five Star Senior Living, Inc.*	741
1,259	Hanger, Inc.*	20,849
3,529	InfuSystems Holdings, Inc.*	40,725
1,543	Joint Corp. (The)*	23,562
1,511	LHC Group, Inc.*	263,398
1,752	Magellan Health, Inc.*	127,861
6,017	MEDNAX, Inc.*	102,891
1,187	National Healthcare Corp.	75,303
2,297	National Research Corp.	133,708
1,331	Option Care Health, Inc.*	18,474
7,794	Owens & Minor, Inc.	59,390
7,060	Patterson Cos., Inc.	155,320
1,995	Petiq, Inc.*	69,506
4,815	Premier, Inc., Class A*	165,058
1,177	Providence Service Corp.*	92,877
1,080	Psychemedics Corp.	5,940
7,682	R1 RCM, Inc.*	85,654
5,677	RadNet, Inc.*	90,094
15,826	Select Medical Holdings Corp.*	233,117
1,331	Surgery Partners, Inc.*	15,400
7,377	Tenet Healthcare Corp.*	133,597
1,837	The Pennant Group, Inc.*	41,516
2,495	Triple-S Management Corp., Class B*	47,455
1,399	U.S. Physical Therapy, Inc.	113,347

		3,824,076

Health Care Technology (0.6%):
13,105	Allscripts Healthcare Solutions, Inc.*	88,721
3,434	Castlight Health, Inc., Class B*	2,850
1,388	Computer Programs & Systems, Inc.	31,633
4,068	Evolent Health, Inc., Class A*	28,964
2,627	HealthStream, Inc.*	58,136
5,891	HMS Holdings Corp.*	190,809
5,093	Inovalon Holdings, Inc., Class A*	98,091
4,954	NextGen Healthcare, Inc.*	54,395
3,050	Omnicell, Inc.*	215,391
2,026	Simulations Plus, Inc.	121,195
2,241	Vocera Communications, Inc.*	47,509

		937,694

Hotels, Restaurants & Leisure (2.6%):
1,724	BBQ Holdings, Inc.*	5,646
4,748	BBX Capital Corp.	12,060
3	Biglari Holdings, Inc., Class A*	1,005
168	Biglari Holdings, Inc., Class B*	11,589
2,915	BJ’s Restaurants, Inc.	61,040
9,405	Bloomin’ Brands, Inc.	100,257
2,784	Brinker International, Inc.	66,816

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,497	Carrols Restaurant Group, Inc.*	$21,765
5,129	Cheesecake Factory, Inc. (The)^	117,557
2,165	Choice Hotels International, Inc.	170,819
1,429	Churchill Downs, Inc.	190,271
2,299	Chuy’s Holdings, Inc.*	34,209
1,626	Cracker Barrel Old Country Store, Inc.	180,340
3,275	Dave & Buster’s Entertainment, Inc.^	43,656
2,980	Del Taco Restaurants, Inc.*	17,671
5,460	Denny’s Corp.*	55,146
495	Dine Brands Global, Inc.	20,840
3,712	Dover Motorsports, Inc.	5,754
2,394	El Pollo Loco Holdings, Inc.*	35,335
2,468	Eldorado Resorts, Inc.*^	98,868
9,422	Extended Stay America, Inc.	105,432
4,357	Fiesta Restaurant Group, Inc.*	27,798
378	Flanigan’s Enterprises, Inc.	5,670
2,816	Hilton Grand Vacations, Inc.*	55,053
4,444	International Game Technology plc	39,552
2,200	Jack in the Box, Inc.	162,998
2,108	Lindblad Expeditions Holdings, Inc.*	16,274
5,681	Luby’s, Inc.*	8,237
3,017	Marriott Vacations Worldwide Corp.	248,028
597	Nathans Famous, Inc.	33,575
1,669	Noodles & Co.*	10,097
3,969	Papa John’s International, Inc.	315,177
4,883	Penn National Gaming, Inc.*	149,127
1,446	Playa Hotels & Resorts NV*	5,235
1,540	Playags, Inc.*	5,205
3,185	Potbelly Corp.*	7,262
3,634	Red Lion Hotels Corp.*^	8,467
1,368	Red Robin Gourmet Burgers*^	13,954
662	Red Rock Resorts, Inc.	7,222
4,652	Ruth’s Hospitality Group, Inc.	37,960
3,369	Scientific Games Corp., Class A*	52,085
3,059	SeaWorld Entertainment, Inc.*	45,304
2,320	Shake Shack, Inc., Class A*	122,914
3,391	Six Flags Entertainment Corp.	65,141
4,645	Texas Roadhouse, Inc., Class A	244,188
11,880	Wendy’s Co. (The)	258,746
2,153	Wingstop, Inc.	299,202
5,923	Wyndham Destinations, Inc.	166,910
2,364	Wyndham Hotels & Resorts, Inc.	100,754

		3,868,211

Household Durables (2.6%):
608	Bassett Furniture Industries, Inc.	4,469
771	Cavco Industries, Inc.*	148,687
2,344	Century Communities, Inc.*	71,867
3,024	Dixie Group, Inc. (The)*	2,843
2,958	Ethan Allen Interiors, Inc.	34,993
820	Flexsteel Industries, Inc.^	10,357
2,516	Helen of Troy, Ltd.*	474,417
670	Hooker Furniture Corp.	13,032
2,905	Installed Building Products, Inc.*	199,806
3,224	iRobot Corp.*^	270,494
7,925	KB Home	243,139
1,138	Koss Corp.*	1,525
5,387	La-Z-Boy, Inc.	145,772

See accompanying notes to the financial statements.

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
4,380	Leggett & Platt, Inc.	$153,957
1,324	LGI Homes, Inc.*	116,552
2,522	Lifetime Brands, Inc.	16,948
7,014	M.D.C. Holdings, Inc.	250,400
4,157	M/I Homes, Inc.*	143,167
6,186	Meritage Corp.*	470,877
723	P & F Industries, Inc., Class A	3,615
2,534	Purple Innovation, Inc.*	45,612
3,692	Skyline Champion Corp.*	89,863
4,300	Sonos, Inc.*	62,909
9,383	Taylor Morrison Home Corp., Class A*	180,998
2,725	Tempur Sealy International, Inc.*	196,064
2,542	Toll Brothers, Inc.	82,844
2,041	TopBuild Corp.*	232,205
9,280	TRI Pointe Group, Inc.*	136,323
4,563	Tupperware Brands Corp.^	21,674
1,460	Universal Electronics, Inc.*	68,357
4,044	Zagg, Inc.*^	12,698

		3,906,464

Household Products (0.5%):
1,115	Central Garden & Pet Co.*	40,129
3,036	Central Garden & Pet Co., Class A*	102,586
4,718	Energizer Holdings, Inc.	224,058
1,767	Ocean Bio-Chem, Inc.	24,650
940	Oil-Dri Corp of America	32,618
1,701	Spectrum Brands Holdings, Inc.	78,076
1,285	WD-40 Co.	254,815

		756,932

Independent Power and Renewable Electricity Producers (0.6%):
22,978	Atlantic Power Corp.*	45,956
4,220	Atlantica Sustainable Infrastructure plc	122,802
2,815	Clearway Energy, Inc., Class A	59,031
5,480	Clearway Energy, Inc., Class C	126,369
5,924	Ormat Technologies, Inc.	376,114
4,607	TerraForm Power, Inc., Class A	84,953

		815,225

Industrial Conglomerates (0.1%):
3,840	Raven Industries, Inc.	82,598

Insurance (3.2%):
2,802	AMBAC Financial Group, Inc.*	40,125
7,081	American Equity Investment Life Holding Co.	174,972
1,783	American National Insurance Co.	128,501
2,529	Amerisafe, Inc.	154,674
2,482	Argo Group International Holdings, Ltd.	86,448
6,296	Assured Guaranty, Ltd.	153,685
1,583	Axis Capital Holdings, Ltd.	64,206
3,478	Brighthouse Financial, Inc.*	96,758
5,374	Citizens, Inc.*^	32,190
3,445	Crawford & Co.	24,218
4,636	Crawford & Co., Class A	36,578
2,691	Donegal Group, Inc., Class A	38,266
2,004	eHealth, Inc.*	196,873
2,020	Employers Holdings, Inc.	60,903
1,225	Enstar Group, Ltd.*	187,143
2,039	FBL Financial Group, Inc., Class A	73,180
2,111	FedNat Holding Co.	23,369

Shares		Fair Value
Common Stocks, continued
Insurance, continued
10,826	Genworth Financial, Inc., Class A*	$25,008
1,050	Global Indemnity, Ltd.	25,137
1,094	Goosehead Insurance, Inc.*	82,225
3,055	Greenlight Capital Re, Ltd.*	19,919
1,752	Hallmark Financial Services, Inc.*	6,114
2,024	Hanover Insurance Group, Inc. (The)	205,092
1,170	HCI Group, Inc.	54,031
569	Heritage Insurance Holdings, Inc.	7,448
3,468	Horace Mann Educators Corp.	127,380
1,651	Independence Holding Co.	50,504
253	Investors Title Co.	30,694
1,943	James River Group Holdings	87,435
1,724	Kemper Corp.	125,024
1,473	Kingstone Co., Inc.	6,511
1,784	Kinsale Capital Group, Inc.	276,894
12,677	Maiden Holdings, Ltd.*	15,719
4,187	Mercury General Corp.	170,620
7,678	National General Holdings Corp.	165,922
198	National Western Life Group, Inc., Class A	40,232
929	NI Holdings, Inc.*	13,721
6,495	Old Republic International Corp.	105,933
927	Primerica, Inc.	108,088
4,148	ProAssurance Corp.	60,022
180	Protective Insurance Corp.	3,154
3,350	RLI Corp.	275,034
1,234	Safety Insurance Group, Inc.	94,105
4,516	Selective Insurance Group, Inc.	238,173
3,755	State Auto Financial Corp.	67,027
2,715	Stewart Information Services Corp.	88,265
204	The National Security Group, Inc.	2,621
6,247	Third Point Reinsurance, Ltd.*	46,915
2,849	Tiptree, Inc., Class A	18,376
587	Trupanion, Inc.*^	25,059
2,000	United Fire Group, Inc.	55,420
4,002	United Insurance Holdings Co.	31,296
2,274	Universal Insurance Holdings, Inc.	40,364
12,895	Unum Group	213,928
244	White Mountains Insurance Group, Ltd.	216,666

		4,798,165

Interactive Media & Services (0.4%):
5,278	Cargurus, Inc.*	133,798
3,666	Cars.com, Inc.*	21,116
6,181	DHI Group, Inc.*	12,980
7,846	Liberty TripAdvisor Holdings, Inc., Class A*	16,712
4,193	QuinStreet, Inc.*	43,859
7,131	The Meet Group, Inc. (The)*	44,497
2,073	Travelzoo, Inc.*	11,692
7,741	TripAdvisor, Inc.	147,157
11,137	TrueCar, Inc.*	28,733
3,909	Yelp, Inc.*	90,415
1,473	Zedge, Inc., Class B*	2,180

		553,139

Internet & Direct Marketing Retail (0.7%):
4,886	1-800 Flowers.com, Inc., Class A*	97,818
576	Groupon, Inc.*^	10,437
3,052	Grubhub, Inc.*	214,556

See accompanying notes to the financial statements.

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,300	Lands’ End, Inc.*^	$10,452
3,938	Leaf Group, Ltd.*	14,452
3,018	Liquidity Services, Inc.*	17,987
3,081	PetMed Express, Inc.	109,807
5,840	Quotient Technology, Inc.*	42,749
16,641	Qurate Retail, Inc., Class A*	158,090
4,084	Shutterstock, Inc.	142,817
1,086	Stamps.com, Inc.*	199,487

		1,018,652

IT Services (2.7%):
1,437	Alliance Data Systems Corp.	64,837
1,700	Brightcove, Inc.*	13,396
592	CACI International, Inc., Class A*	128,393
4,472	Cardtronics plc*	107,239
1,474	Cass Information Systems, Inc.	57,530
11,403	Conduent, Inc.*	27,253
5,061	CoreLogic, Inc.	340,201
3,532	CSG Systems International, Inc.	146,189
758	CSP, Inc.	6,155
8,470	DXC Technology Co.	139,755
4,290	Endurance International Group Holdings, Inc.*	17,289
922	Euronet Worldwide, Inc.*	88,346
4,623	Evertec, Inc.	129,906
2,000	Evo Payments, Inc.*	45,660
3,066	Exlservice Holdings, Inc.*	194,384
1,053	Greensky, Inc.*^	5,160
4,964	GTT Communications, Inc.*^	40,506
4,599	Hackett Group, Inc. (The)	62,270
439	I3 Verticals, Inc.*	13,280
11,668	KBR, Inc.	263,114
10,373	Limelight Networks, Inc.*	76,345
4,958	LiveRamp Holdings, Inc.*	210,566
2,106	ManTech International Corp., Class A	144,240
2,575	Maximus, Inc.	181,409
7,514	NIC, Inc.	172,521
862	Paysign, Inc.*	8,370
3,115	Perficient, Inc.*	111,455
10,981	Perspecta, Inc.	255,090
3,168	PFSweb, Inc.*	21,162
5,763	Sabre Corp.	46,450
1,072	Science Applications International Corp.	83,273
8,429	Servicesource International, Inc.*	13,318
1,555	StarTek, Inc.*	7,899
10,553	Steel Connect, Inc.*	6,333
4,816	Switch, Inc., Class A	85,821
4,608	Sykes Enterprises, Inc.*	127,457
6,624	Teradata Corp.*	137,779
5,068	TTEC Holdings, Inc.	235,967
7,332	Unisys Corp.*	79,992
3,544	Verra Mobility Corp.*	36,432
3,309	Virtusa Corp.*	107,443

		4,040,185

Leisure Products (1.0%):
5,053	Acushnet Holdings Corp.	175,794
3,005	Brunswick Corp.	192,349
6,323	Callaway Golf Co.	110,716

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
1,402	Escalade, Inc.	$19,572
723	Johnson Outdoors, Inc., Class A	65,807
1,830	Malibu Boats, Inc.*	95,069
2,419	Marine Products Corp.	33,503
850	Mastercraft Boat Holdings, Inc.*	16,193
15,270	Mattel, Inc.*	147,661
4,982	Nautilus Group, Inc.*	46,183
1,238	Polaris, Inc.	114,577
8,017	Smith & Wesson Brands, Inc.*	172,526
7,141	Vista Outdoor, Inc.*	103,187
3,612	YETI Holdings, Inc.*	154,341

		1,447,478

Life Sciences Tools & Services (0.4%):
2,434	Codexis, Inc.*	27,748
7,407	Enzo Biochem, Inc.*	16,592
1,116	Fluidigm Corp.*	4,475
7,018	Harvard Bioscience, Inc.*	21,756
4,475	Luminex Corp.	145,572
1,865	Medpace Holdings, Inc.*	173,482
7,114	Neogenomics, Inc.*	220,391
603	Syneos Health, Inc.*	35,125

		645,141

Machinery (5.4%):
5,140	AGCO Corp.	285,063
1,154	Alamo Group, Inc.	118,447
3,091	Albany International Corp., Class A	181,473
8,019	Allison Transmission Holdings, Inc.	294,938
1,094	Altra Industrial Motion Corp.	34,855
806	Art’s-Way Manufacturing Co.*	1,910
2,041	Astec Industries, Inc.	94,519
5,949	Barnes Group, Inc.	235,342
2,530	Blue Bird Corp.*	37,925
2,245	Briggs & Stratton Corp.^	2,941
2,762	Chart Industries, Inc.*	133,929
1,959	CIRCOR International, Inc.*	49,915
8,051	Colfax Corp.*	224,623
3,105	Columbus McKinnon Corp.	103,862
5,525	Commercial Vehicle Group, Inc.*	15,967
1,486	Crane Co.	88,358
1,676	DMC Global, Inc.	46,258
2,578	Douglas Dynamics, Inc.	90,539
500	Eastern Co. (The)	8,935
6,598	Enerpac Tool Group Corp.	116,125
1,516	EnPro Industries, Inc.	74,724
1,803	ESCO Technologies, Inc.	152,408
4,291	Evoqua Water Technologies Co.*	79,813
7,008	Federal Signal Corp.	208,348
4,486	Flowserve Corp.	127,941
5,128	Franklin Electric Co., Inc.	269,322
2,281	FreightCar America, Inc.*	2,828
11,753	Gates Industrial Corp. plc*	120,821
1,765	Gencor Industries, Inc.*	22,310
2,837	Gorman-Rupp Co. (The)	88,174
459	Graham Corp.	5,848
7,484	Harsco Corp.*	101,109
3,615	Helios Technologies, Inc.	134,659

See accompanying notes to the financial statements.

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
785	Hurco Cos, Inc.	$21,956
1,014	Hyster-Yale Materials Handling, Inc., Class A	39,201
450	ITT, Inc.	26,433
3,043	John Bean Technologies Corp.	261,759
288	Kadant, Inc.	28,702
9,594	Kennametal, Inc.	275,443
1,529	L.B. Foster Co., Class A*	19,525
1,187	Lincoln Electric Holdings, Inc.	99,993
755	Lindsay Corp.	69,619
829	Lydall, Inc.*	11,241
3,228	Manitex International, Inc.*	16,043
2,653	Manitowoc Co., Inc. (The)*	28,865
8,377	Meritor, Inc.*	165,865
1,808	Middleby Corp. (The)*	142,724
728	Miller Industries, Inc.	21,673
5,894	Mueller Industries, Inc.	156,663
18,801	Mueller Water Products, Inc., Class A	177,293
5,988	Navistar International Corp.*	168,862
3,562	NN, Inc.	16,884
738	Omega Flex, Inc.^	78,080
2,028	Park-Ohio Holdings Corp.	33,645
1,756	Proto Labs, Inc.*	197,497
1,956	RBC Bearings, Inc.*	262,181
3,472	REV Group, Inc.	21,179
12,642	Rexnord Corp.	368,513
2,848	Shyft Group, Inc. (The)	47,960
1,692	SPX Corp.*	69,626
1,085	SPX FLOW, Inc.*	40,622
1,636	Standex International Corp.	94,152
466	Taylor Devices, Inc.*	4,660
1,866	Tennant Co.	121,309
8,442	Terex Corp.	158,456
800	The Exone Co.*^	6,840
3,586	The Greenbrier Cos., Inc.	81,582
5,130	Timken Co.	233,364
7,930	Titan International, Inc.	11,578
5,270	TriMas Corp.*	126,217
8,103	Trinity Industries, Inc.	172,513
1,747	Twin Disc, Inc.*	9,678
4,530	Wabash National Corp.	48,109
3,172	Watts Water Technologies, Inc., Class A	256,932
16,047	Welbilt, Inc.*	97,726
1,156	Woodward, Inc.	89,648

		7,935,040

Marine (0.3%):
7,920	Costamare, Inc.	44,035
4,337	Genco Shipping & Trading, Ltd.	27,236
3,685	Kirby Corp.*	197,368
5,648	Matson, Inc.	164,357
315	Scorpio Bulkers, Inc.	4,820

		437,816

Media (1.0%):
3,904	A.H. Belo Corp., Class A	6,754
3,021	AMC Networks, Inc., Class A*	70,661
478	Beasley Broadcast Group, Inc., Class A	1,162
1,782	Boston Omaha Corp.*	28,512
23,234	Central Eurpoean Media Enterprises*	82,248
4,066	Clear Channel Outdoor Holdings, Inc.*	4,229

Shares		Fair Value
Common Stocks, continued
Media, continued
7,836	comScore, Inc.*	$24,292
144	Daily Journal Corp.*^	38,880
6,258	E.W. Scripps Co. (The), Class A	54,758
3,323	Emerald Holding, Inc.	10,235
6,123	Entercom Communications Corp.	8,450
11,865	Entravision Communications Corp., Class A	16,967
5,880	Gannett Co, Inc.*	8,114
7,594	Gray Television, Inc.*	105,936
2,892	Hemisphere Media Group*	28,428
4,052	John Wiley & Sons, Inc., Class A	158,028
3,964	Liberty Latin America, Ltd.*	38,530
9,235	Liberty Latin America, Ltd., Class C*	87,179
500	Loral Space & Communications Inc.	9,760
6,655	Marchex, Inc., Class B*	10,515
4,388	Meredith Corp.	63,845
3,571	MSG Networks, Inc., Class A*^	35,531
10,941	National CineMedia, Inc.	32,495
2,159	New York Times Co. (The), Class A	90,743
2,788	Nexstar Media Group, Inc., Class A	233,327
1,732	Scholastic Corp.	51,856
2,708	TechTarget, Inc.*	81,321
10,206	Tegna, Inc.	113,695
2,169	Tribune Publishing Co.	21,668
8,158	Urban One, Inc.*	15,582

		1,533,701

Metals & Mining (1.1%):
7,273	Alcoa Corp.*	81,749
7,802	Allegheny Technologies, Inc.*	79,502
2,124	Ampco-Pittsburgh Corp.*	6,521
5,867	Carpenter Technology Corp.	142,451
3,100	Century Aluminum Co.*	22,103
15,071	Cleveland-Cliffs, Inc.^	83,192
16,167	Coeur Mining, Inc.*	82,128
12,903	Commercial Metals Co.	263,220
3,500	Compass Minerals International, Inc.	170,624
13,641	Ferroglobe plc*	6,765
13,641	Ferroglobe Unit*(a)	—
1,805	Gold Resource Corp.	7,419
1,557	Haynes International, Inc.	36,372
37,410	Hecla Mining Co.	122,331
931	Kaiser Aluminum Corp.	68,540
1,545	Materion Corp.	95,002
9,373	McEwen Mining, Inc.*	9,467
2,868	Ryerson Holding Corp.*	16,147
1,487	Schnitzer Steel Industries, Inc., Class A	26,231
3,318	SunCoke Energy, Inc.	9,821
1,789	Synalloy Corp.*	13,382
4,467	TimkenSteel Corp.*	17,377
6,784	United States Steel Corp.^	48,980
1,458	Universal Stainless & Alloy Products, Inc.*	12,539
684	Warrior Met Coal, Inc.	10,527
3,959	Worthington Industries, Inc.	147,671

		1,580,061

Multiline Retail (0.5%):
4,142	Big Lots, Inc.	173,964
654	Dillard’s, Inc., Class A^	16,867
5,813	Kohl’s Corp.	120,736
3,428	Macy’s, Inc.^	23,585

See accompanying notes to the financial statements.

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
5,996	Nordstrom, Inc.^	$92,878
2,527	Ollie’s Bargain Outlet Holdings, Inc.*	246,761

		674,791

Multi-Utilities (0.4%):
5,117	Avista Corp.	186,208
2,243	Black Hills Corp.	127,088
806	MDU Resources Group, Inc.	17,877
3,792	NorthWestern Corp.	206,740
1,778	Unitil Corp.	79,690

		617,603

Oil, Gas & Consumable Fuels (1.9%):
816	Adams Resources & Energy, Inc.	21,844
1,985	Antero Midstream Corp.	10,124
2,307	Antero Resources Corp.*^	5,860
1,558	Apache Corp.	21,033
1,638	Arch Resources, Inc.*	46,536
1,954	Ardmore Shipping Corp.	8,480
564	Berry Corp.	2,724
2,422	Bonanza Creek Energy, Inc.*	35,894
2,193	California Resources Corp.*^	2,675
23,301	Callon Petroleum Co.*^	26,796
3,036	Centennial Resource Development, Inc., Class A*^	2,702
3,046	Cimarex Energy Co.	83,735
16,914	Clean Energy Fuel Corp.*	37,549
15,819	CNX Resources Corp.*	136,833
2,015	CONSOL Energy, Inc.*	10,216
1,914	Contango Oil & Gas Co.*	4,383
5,547	CVR Energy, Inc.	111,550
5,713	Delek US Holdings, Inc.	99,463
39,156	Denbury Resources, Inc.*	10,811
2,142	Devon Energy Corp.	24,290
16,266	DHT Holdings, Inc.	83,445
4,012	Dorian LPG, Ltd.*	31,053
416	Earthstone Energy, Inc.*	1,181
17,427	Enlink Midstream LLC	42,522
19,984	EQT Corp.	237,809
13,891	Equitrans Midstream Corp.	115,434
2,943	Evolution Petroleum Corp.	8,240
10,643	Gaslog, Ltd.^	29,907
1,561	Green Plains, Inc.*^	15,946
9,417	Gulfport Energy Corp.*	10,265
9,079	HighPoint Resources Corp.*	2,678
1,791	HollyFrontier Corp.	52,297
2,520	International Seaways, Inc.	41,177
34,496	Kosmos Energy, Ltd.	57,263
725	Laredo Petroleum, Inc.*	10,049
1,631	Marathon Oil Corp.	9,982
9,030	Matador Resources Co.*	76,755
290	Montage Resources Corp.*	1,146
6,809	Murphy Oil Corp.	93,964
1,403	Noble Energy, Inc.	12,571
20,513	Nordic American Tankers, Ltd.^	83,283
3,092	Northern Oil & Gas, Inc.*^	2,594
18,805	Oasis Petroleum, Inc.*^	14,104
5,300	Overseas Shipholding Group, Inc.*	9,858
2,410	Panhandle Oil & Gas, Inc., Class A	6,459
2,838	PAR Pacific Holdings, Inc.*	25,514
5,341	Parsley Energy, Inc., Class A	57,042
6,480	PBF Energy, Inc., Class A	66,355

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,105	PDC Energy, Inc.*	$88,386
5,636	Peabody Energy Corp.	16,232
523	Penn Virginia Corp.*	4,984
6	PrimeEnergy Resources Corp.*	427
12,864	QEP Resources, Inc.	16,595
12,188	Range Resources Corp.	68,618
5,239	Renewable Energy Group, Inc.*	129,822
300	REX American Resources Corp.*	20,811
3,561	Ring Energy, Inc.*^	4,131
1,533	SandRidge Energy, Inc.*	1,978
3,705	Scorpio Tankers, Inc.^	47,461
8,803	SFL Corp., Ltd.	81,780
7,278	SM Energy Co.	27,293
32,445	Southwestern Energy Co.*	83,059
1,352	Talos Energy, Inc.*	12,438
971	Targa Resources Corp.	19,488
1,980	Teekay Shipping Corp.*^	4,752
2,363	Teekay Tankers, Ltd., Class A*^	30,294
8,709	W&T Offshore, Inc.*^	19,857
5,239	World Fuel Services Corp.	134,956
14,861	WPX Energy, Inc.*	94,813

		2,810,566

Paper & Forest Products (0.6%):
4,216	Boise Cascade Co.	158,564
2,174	Clearwater Paper Corp.*	78,547
5,761	Domtar Corp.	121,615
6,293	Louisiana-Pacific Corp.	161,415
5,170	Mercer International, Inc.	42,187
1,778	Neenah, Inc.	87,940
3,299	P.H. Glatfelter Co.	52,949
12,394	Resolute Forest Products*	26,151
3,522	Schweitzer-Mauduit International, Inc.	117,670
3,241	Verso Corp.	38,762

		885,800

Personal Products (0.6%):
881	Coty, Inc., Class A	3,938
3,582	e.l.f. Beauty, Inc.*	68,309
2,807	Edgewell Personal Care Co.*	87,466
2,136	Inter Parfums, Inc.	102,848
900	Lifevantage Corp.*	12,168
537	Mannatech, Inc.	7,942
1,121	Medifast, Inc.^	155,561
7,676	Natura & Co. Holding SA, ADR	111,379
1,387	Natural Alternatives International, Inc.*	9,543
369	Natural Health Trends Corp.	2,103
2,857	Natures Sunshine Products, Inc.*	25,742
2,622	Nu Skin Enterprises, Inc., Class A	100,239
340	United-Guardian, Inc.	5,026
2,605	Usana Health Sciences, Inc.*	191,285

		883,549

Pharmaceuticals (1.4%):
1,372	Aerie Pharmaceuticals, Inc.*^	20,251
3,129	Amphastar Pharmaceuticals, Inc.*	70,277
1,566	ANI Pharmaceuticals, Inc.*	50,644
1,496	Aratana Therapeutics- CVR*(a)	—
1,561	Assembly Biosciences, Inc.*	36,403
4,744	Assertio Holdings, Inc.*	4,066
2,200	BioDelivery Sciences International, Inc.*	9,592

See accompanying notes to the financial statements.

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,754	Collegium Pharmaceutical, Inc.*	$30,695
7,702	Corcept Therapeutics, Inc.*	129,548
3,415	Cumberland Pharmaceuticals, Inc.*	11,372
1,891	Cymabay Therapeutics, Inc.*	6,600
14,088	Endo International plc*	48,322
6,907	Horizon Therapeutics plc*	383,890
8,270	Innoviva, Inc.*	115,615
2,755	Intra-Cellular Therapies, Inc.*	70,721
1,144	Kala Pharmaceuticals, Inc.*^	12,023
4,227	Lannett Co., Inc.*	30,688
3,492	Mallinckrodt plc*	9,359
12,061	Nektar Therapeutics*	279,332
2,308	Otonomy, Inc.*	8,355
2,834	Pacira BioSciences, Inc.*	148,699
1,714	Phibro Animal Health Corp., Class A	45,027
4,069	Prestige Consumer Healthcare, Inc.*	152,831
1,980	Revance Therapeutics, Inc.*	48,352
6,222	SIGA Technologies, Inc.*	36,772
8,452	Strongbridge Biopharma plc*	31,949
5,032	Supernus Pharmaceuticals, Inc.*	119,510
1,805	Taro Pharmaceutical Industries, Ltd.*	120,014
1,478	Zogenix, Inc.*	39,921

		2,070,828

Professional Services (1.9%):
1,888	Acacia Research Corp.*	7,722
5,362	ASGN, Inc.*	357,538
848	Barrett Business Services, Inc.	45,054
4,636	CBIZ, Inc.*	111,125
490	CRA International, Inc.	19,355
5,032	Exponent, Inc.	407,241
1,712	Forrester Research, Inc.*	54,852
1,595	Franklin Covey Co.*	34,133
4,109	FTI Consulting, Inc.*	470,687
2,202	GP Strategies Corp.*	18,893
2,274	Heidrick & Struggles International, Inc.	49,164
1,654	Huron Consulting Group, Inc.*	73,190
1,623	ICF International, Inc.	105,219
5,892	InnerWorkings, Inc.*	7,777
1,529	Insperity, Inc.	98,972
2,489	Kelly Services, Inc., Class A	39,364
2,511	Kforce, Inc.	73,447
5,647	Korn Ferry	173,532
4,003	ManpowerGroup, Inc.	275,206
1,332	Mastech Digital, Inc.*^	34,539
3,943	Mistras Group, Inc.*	15,575
518	Nielsen Holdings plc	7,697
4,033	Resources Connection, Inc.	48,275
4,676	TriNet Group, Inc.*	284,955
2,289	Trueblue, Inc.*	34,953
1,352	Upwork, Inc.*	19,523
4,212	Volt Information Sciences, Inc.*	5,433
505	Willdan Group, Inc.*	12,630

		2,886,051

Real Estate Management & Development (0.6%):
2,400	Altisource Portfolio Solutions*	35,376
395	CKX Lands, Inc.*	3,160
920	CTO Realty Growth, Inc.	36,340
2,704	Cushman & Wakefield plc*^	33,692
1,972	Forestar Group, Inc.*	29,738

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
504	FRP Holdings, Inc.*	$20,452
376	Griffin Industrial Realty, Inc.	20,368
2,012	Howard Hughes Corp. (The)*	104,523
10	J.W. Mays, Inc.*	211
60	Jones Lang LaSalle, Inc.	6,208
9,642	Kennedy-Wilson Holdings, Inc.	146,752
4,214	Marcus & Millichap, Inc.*	121,616
1,035	Maui Land & Pineapple Co.*	11,489
5,383	Newmark Group, Inc.	26,161
2,057	Rafael Holdings, Inc., Class B*	29,559
1,547	RE/MAX Holdings, Inc., Class A	48,622
8,369	Realogy Holdings Corp.	62,014
308	Stratus Properties, Inc.*	6,101
3,421	Tejon Ranch Co.*	49,262
1,076	The RMR Group, Inc., Class A	31,710
3,981	The St Joe Co.*	77,311

		900,665

Road & Rail (1.1%):
1,803	ArcBest Corp.	47,798
7,925	Avis Budget Group, Inc.*	181,403
2,278	Covenant Transportation Group, Inc., Class A*	32,872
8,584	Heartland Express, Inc.	178,719
5,530	Hertz Global Holdings, Inc.*	7,797
2,688	Landstar System, Inc.	301,889
3,666	Marten Transport, Ltd.	92,237
948	Ryder System, Inc.	35,559
2,735	Saia, Inc.*	304,077
2,170	Schneider National, Inc., Class B	53,534
2,735	Universal Logistics Holdings, Inc.	47,534
988	USA Truck, Inc.*	7,657
8,552	Werner Enterprises, Inc.	372,269
4,526	YRC Worldwide, Inc.*^	8,373

		1,671,718

Semiconductors & Semiconductor Equipment (3.7%):
2,991	Advanced Energy Industries, Inc.*	202,760
3,814	Alpha & Omega Semiconductor, Ltd.*	41,496
1,892	Ambarella, Inc.*	86,654
26,884	Amkor Technology, Inc.*	330,942
1,301	Amtech Systems, Inc.*	6,336
3,183	Axcelis Technologies, Inc.*	88,647
2,777	AXT, Inc.*	13,219
5,573	Brooks Automation, Inc.	246,550
2,508	Cabot Microelectronics Corp.	349,965
1,462	CEVA, Inc.*	54,708
5,549	Cirrus Logic, Inc.*	342,817
3,421	Cohu, Inc.	59,320
2,097	Cree, Inc.*	124,121
522	Cyberoptics Corp.*	16,814
5,955	Diodes, Inc.*	301,919
3,285	DSP Group, Inc.*	52,166
1,149	Entegris, Inc.	67,848
2,289	First Solar, Inc.*	113,306
6,622	FormFactor, Inc.*	194,223
4,679	GSI Technology, Inc.*	33,595
1,254	Ichor Holdings, Ltd.*	33,331
1,271	Impinj, Inc.*	34,914
1,745	Inphi Corp.*	205,038
1,349	inTest Corp.*	4,546
4,825	Kulicke & Soffa Industries, Inc.	100,505

See accompanying notes to the financial statements.

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
12,204	Lattice Semiconductor Corp.*	$346,472
1,636	MagnaChip Semiconductor Corp.*	16,851
4,333	MaxLinear, Inc., Class A*	92,986
286	MKS Instruments, Inc.	32,387
6,163	Neophotonics Corp.*	54,727
807	NVE Corp.	49,897
4,389	Onto Innovation, Inc.*	149,402
2,739	PDF Solutions, Inc.*	53,575
6,256	Photronics, Inc.*	69,629
2,109	Pixelworks, Inc.*	6,812
2,975	Power Integrations, Inc.	351,436
9,474	Rambus, Inc.*	144,005
4,245	Semtech Corp.*	221,674
2,812	Silicon Laboratories, Inc.*	281,959
1,208	SMART Global Holdings, Inc.*	32,833
1,698	SolarEdge Technologies, Inc.*	235,649
2,469	Synaptics, Inc.*	148,436
3,049	Ultra Clean Holdings, Inc.*	68,999
3,647	Veeco Instruments, Inc.*	49,198

		5,512,667

Software (3.2%):
4,807	2u, Inc.*	182,474
3,492	A10 Networks, Inc.*	23,781
9,468	ACI Worldwide, Inc.*	255,540
994	Agilysys, Inc.*	17,832
2,538	Alarm.com Holding, Inc.*	164,488
2,147	Altair Engineering, Inc.*	85,343
3,594	American Software, Inc., Class A	56,641
752	Appfolio, Inc.*	122,358
935	Asure Software, Inc.*	6,012
4,177	Avaya Holdings Corp.*	51,628
2,785	Aware, Inc.*	9,135
3,147	Blackbaud, Inc.	179,631
620	Blackline, Inc.*	51,404
2,196	Bottomline Technologies, Inc.*	111,491
2,350	BSQUARE Corp.*	3,690
900	ChannelAdvisor Corp.*	14,256
2,728	CommVault Systems, Inc.*	105,574
2,986	Cornerstone OnDemand, Inc.*	115,140
7,287	Digital Turbine, Inc.*	91,598
3,015	Ebix, Inc.^	67,415
2,928	Envestnet, Inc.*	215,325
5,614	Finjan Holdings, Inc.*	8,646
14,159	FireEye, Inc.*	172,386
4,113	GlobalSCAPE, Inc.	40,102
2,105	Globant SA*	315,434
3,122	J2 Global, Inc.*	197,342
1,662	LogMeIn, Inc.	140,888
3,173	Manhattan Associates, Inc.*	298,896
562	MicroStrategy, Inc., Class A*	66,479
3,326	Mimecast, Ltd.*	138,561
1,064	New Relic, Inc.*	73,310
3,961	OneSpan, Inc.*	110,631
378	Paylocity Holding Corp.*	55,146
4,295	Progress Software Corp.	166,431
1,068	QAD, Inc.	44,087
2,317	Qualys, Inc.*	241,014
9,078	Rubicon Project, Inc.*	60,550
5,408	SailPoint Technologies Holding, Inc.*	143,150

Shares		Fair Value
Common Stocks, continued
Software, continued
769	Sapiens International Corp. NV	$21,517
6,367	SeaChange International, Inc.*	9,614
1,739	Secureworks Corp.*	19,877
539	Shotspotter, Inc.*	13,583
684	Sps Commerce, Inc.*	51,382
5,449	Synacor, Inc.*	6,157
3,280	Synchronoss Technologies, Inc.*	11,578
7,906	Telenav, Inc.*	43,404
870	Upland Software, Inc.*	30,241
4,311	Verint Systems, Inc.*	194,771
11,535	Xperi Holding Corp.	170,257

		4,776,190

Specialty Retail (3.6%):
5,461	Aaron’s, Inc.	247,929
3,905	Abercrombie & Fitch Co., Class A	41,549
13,115	American Eagle Outfitters, Inc.^	142,954
537	America’s Car Mart, Inc.*	47,186
1,933	Asbury Automotive Group, Inc.*	149,479
660	Ascena Retail Group, Inc.*	964
3,093	At Home Group, Inc.*^	20,074
6,085	AutoNation, Inc.*	228,674
7,305	Barnes & Noble Education, Inc.*	11,688
7,174	Bed Bath & Beyond, Inc.^	76,044
4,102	Big 5 Sporting Goods Corp.^	7,958
3,574	Boot Barn Holdings, Inc.*	77,055
1,732	Build-A-Bear Workshop, Inc.*	3,776
3,926	Caleres, Inc.	32,743
2,599	Cato Corp., Class A	21,260
16,720	Chico’s FAS, Inc.	23,074
1,594	Citi Trends, Inc.	32,231
3,051	Conn’s, Inc.*^	30,785
7,160	Designer Brands, Inc., Class A	48,473
5,615	Dick’s Sporting Goods, Inc.	231,675
11,002	Express, Inc.*	16,943
605	Five Below, Inc.*	64,681
4,493	Floor & Decor Holdings, Inc., Class A*	259,021
7,967	Foot Locker, Inc.	232,318
367	Francesca’s Holdings Corp.*^	1,413
5,741	GameStop Corp., Class A*^	24,916
9,045	Gap, Inc. (The)	114,148
2,011	Genesco, Inc.*	43,558
693	Group 1 Automotive, Inc.	45,717
7,980	Guess?, Inc.	77,167
2,764	Haverty Furniture Cos., Inc.	44,224
2,944	Hibbett Sports, Inc.*	61,647
6,371	L Brands, Inc.	95,374
2,615	Lithia Motors, Inc., Class A	395,727
1,529	Lumber Liquidators Holdings, Inc.*	21,192
2,422	MarineMax, Inc.*	54,229
8,315	Michaels Cos., Inc. (The)*^	58,787
3,427	Monro, Inc.	188,279
3,685	Murphy U.S.A., Inc.*	414,893
5,224	National Vision Holdings, Inc.*	159,436
42,056	Office Depot, Inc.	98,832
5,676	Penske Automotive Group, Inc.	219,718
3,598	Rent-A-Center, Inc.	100,096
1,289	RH*	320,832
7,968	Sally Beauty Holdings, Inc.*	99,839
4,149	Signet Jewelers, Ltd.	42,610

See accompanying notes to the financial statements.

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,722	Sleep Number Corp.*	$113,344
2,525	Sonic Automotive, Inc., Class A	80,573
2,363	Sportsman’s Warehouse Holdings, Inc.*	33,673
289	Tandy Leather Factory, Inc.*	965
5,592	The Buckle, Inc.	87,683
1,798	The Children’s Place, Inc.^	67,281
6,893	The Container Store Group, Inc.*	22,333
2,271	Tilly’s, Inc.	12,877
6,609	Urban Outfitters, Inc.*	100,589
399	Winmark Corp.	68,325
3,106	Zumiez, Inc.*	85,042

		5,403,853

Technology Hardware, Storage & Peripherals (0.5%):
6,969	3D Systems Corp.*	48,713
1,308	AstroNova, Inc.	10,412
7,288	Avid Technology, Inc.*	52,984
1,901	CCUR Holdings, Inc.	6,083
7,802	NCR Corp.*	135,131
16,452	Pure Storage, Inc., Class A*	285,113
3,811	Stratasys, Ltd.*^	60,442
2,418	Super Micro Computer, Inc.*	68,647
1,590	TransAct Technologies, Inc.	7,282

		674,807

Textiles, Apparel & Luxury Goods (1.6%):
5,043	Capri Holdings, Ltd.*	78,822
2,989	Carter’s, Inc.	241,212
200	Columbia Sportswear Co.	16,116
6,030	Crocs, Inc.*	222,025
2,291	Culp, Inc.	19,726
2,476	Deckers Outdoor Corp.*	486,263
1,291	Fossil Group, Inc.*^	6,003
5,012	G-III Apparel Group, Ltd.*	66,609
23,604	Hanesbrands, Inc.	266,490
3,853	Kontoor Brands, Inc.	68,622
816	Lakeland Industries, Inc.*^	18,303
2,340	Oxford Industries, Inc.	102,983
348	PVH Corp.	16,721
1,515	Rocky Brands, Inc.	31,148
2,940	Skechers U.S.A., Inc., Class A*	92,257
8,248	Steven Madden, Ltd.	203,643
1,599	Tapestry, Inc.	21,235
2,457	Under Armour, Inc., Class A*	23,931
14,317	Under Armour, Inc., Class C*	126,562
957	Unifi, Inc.*	12,326
1,916	Vera Bradley, Inc.*	8,507
8,858	Wolverine World Wide, Inc.	210,909

		2,340,413

Thrifts & Mortgage Finance (2.1%):
6,216	Axos Financial, Inc.*	137,249
2,838	BankFinancial Corp.	23,839
2,024	Bridgewater Bancshares, Inc.*	20,746
10,099	Capitol Federal Financial, Inc.	111,190
280	Citizens Community Bancorp, Inc.	1,921
6,764	Columbia Financial, Inc.*	94,392
3,896	Dime Community Bancshares, Inc.	53,492
1,537	ESSA Bancorp, Inc.	21,395
4,198	Essent Group, Ltd.	152,261
696	Federal Agricultural Mortgage Corp.	44,551

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
242	First Capital, Inc.^	$16,812
6,849	Flagstar Bancorp, Inc.	201,566
659	FS Bancorp, Inc.	25,418
195	Guaranty Federal Bankshares, Inc.	2,974
301	Hingham Institution for Savings	50,502
629	HMN Financial, Inc.*	9,240
973	Home Bancorp, Inc.	26,028
43	Home Federal Bancorp, Inc.	1,075
1,829	HomeStreet, Inc.	45,012
869	IF Bancorp, Inc.	14,304
865	Impac Mortgage Holdings, Inc.*	1,462
4,902	Kearny Financial Corp.	40,098
390	Kentucky First Federal Bancorp	2,668
955	LendingTree, Inc.*	276,500
800	Luther Burbank Corp.	8,000
940	Malvern Bancorp, Inc.*	11,966
600	Merchants BanCorp	11,094
3,912	Meridian Bancorp, Inc.	45,379
3,591	Meta Financial Group, Inc.	65,248
7,203	Mr Cooper Group, Inc.*	89,605
676	MSB Financial Corp.	7,436
13,183	New York Community Bancorp, Inc.	134,467
4,642	NMI Holdings, Inc., Class A*	74,643
4,278	Northfield Bancorp, Inc.	49,283
9,597	Northwest Bancshares, Inc.	98,129
4,063	Oceanfirst Financial Corp.	71,631
198	Oconee Federal Financial Corp.	5,102
16,927	Ocwen Financial Corp.*	11,240
2,010	PCSB Financial Corp.	25,487
6,013	PennyMac Financial Services, Inc.	251,282
2,359	Premier Financial Corp.	41,684
1,677	Provident Financial Holdings, Inc.	22,489
2,873	Provident Financial Services, Inc.	41,515
1,685	Prudential Bancorp, Inc.	20,287
1,982	Riverview Bancorp, Inc.	11,198
3,176	Security National Financial Corp., Class A*	21,422
671	Severn Bancorp, Inc.	4,348
707	Southern Missouri Bancorp, Inc.	17,180
1,053	Sterling Bancorp, Inc.	3,770
1,815	Territorial Bancorp, Inc.	43,179
7,314	TrustCo Bank Corp NY	46,298
5,637	Washington Federal, Inc.	151,297
2,217	Waterstone Financial, Inc.	32,878
3,922	Wawlker & Dunlop, Inc.	199,277
3,601	Western New England BanCorp, Inc.	20,850
3,988	WSFS Financial Corp.	114,456
35	WVS Financial Corp.	461

		3,127,276

Tobacco (0.1%):
491	Turning Point Brands, Inc.^	12,231
975	Universal Corp.	41,447
14,329	Vector Group, Ltd.	144,150

		197,828

Trading Companies & Distributors (1.7%):
4,708	Air Lease Corp.	137,897
4,342	Applied Industrial Technologies, Inc.	270,897
7,390	Beacon Roofing Supply, Inc.*	194,874
5,882	BMC Stock Holdings, Inc.*	147,873
1,906	CAI International, Inc.*	31,754

See accompanying notes to the financial statements.

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,504	DXP Enterprises, Inc.*	$49,855
1,463	EVI Industries, Inc.*^	31,762
2,365	GATX Corp.	144,218
120	GMS, Inc.*	2,951
1,239	H&E Equipment Services, Inc.	22,897
853	HD Supply Holdings, Inc.*	29,556
1,516	Herc Holdings, Inc.*	46,587
2,033	Kaman Corp., Class A	84,573
989	Lawson Products, Inc.*	31,905
4,569	MRC Global, Inc.*	27,003
1,136	MSC Industrial Direct Co., Inc., Class A	82,712
7,964	NOW, Inc.*	68,729
2,681	Rush Enterprises, Inc., Class A	111,154
2,476	SiteOne Landscape Supply, Inc.*	282,190
3,203	Systemax, Inc.	65,790
7,847	Textainer Group Holdings, Ltd.*	64,188
2,765	Titan Machinery, Inc.*	30,028
577	Transcat, Inc.*	14,921
5,731	Triton International, Ltd.	173,305
5,651	Univar Solutions, Inc.*	95,276
2,676	Veritiv Corp.*	45,385
4,418	WESCO International, Inc.*	155,116

		2,443,396

Transportation Infrastructure (0.1%):
5,157	Macquarie Infrastructure Corp.	158,268

Water Utilities (0.6%):
3,765	American States Water Co.	296,042
1,221	Artesian Resources Corp.	44,310
5,139	California Water Service Group	245,130
2,756	Consolidated Water Co., Ltd.	39,769
1,275	Middlesex Water Co.	85,655
2,502	Pure Cycle Corp.*	22,993
1,815	SJW Group	112,730
1,259	York Water Co. (The)	60,382

		907,011

Wireless Telecommunication Services (0.5%):
4,604	Boingo Wireless, Inc.*	61,325
6,518	Shenandoah Telecommunications Co.	321,272
2,722	Spok Holdings, Inc.	25,451
9,308	Telephone & Data Systems, Inc.	185,043
2,672	United States Cellular Corp.*	82,485

		675,576

Total Common Stocks (Cost $148,504,155)		148,128,240

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks (0.1%):
Air Freight & Logistics (0.0%†):
38	Air T Funding, 6/7/49	$836

Media (0.0%†):
430	GCI Liberty, Inc., Series A, 76.31%	11,270

Trading Companies & Distributors (0.0%†):
2,540	WESCO International, Inc., Series A, 10.63%	67,361

Total Preferred Stocks (Cost $71,324)		79,467

Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm CVR, Expires on 1/29/21*	4,074
4,400	Progenics Pharmaceuticals, Inc., Expires on 1/3/22*	—

		4,074

Diversified Financial Services (0.0%†):
6,056	NewStar Financial, Inc. CVR, Expires on 12/31/49*	615

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	2,054

Total Rights (Cost $10,055)		6,743

Short-Term Securities Held as Collateral for Securities on Loan (2.3%):
3,420,976	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	3,420,976

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,420,976)		3,420,976

Unaffiliated Investment Companies (0.5%):
Money Markets (0.5%):
678,332	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(c)	678,332

Total Unaffiliated Investment Companies (Cost $678,332)		678,332

Total Investment Securities (Cost $152,684,842) — 102.6%		152,313,758
Net other assets (liabilities) — (2.6)%		(3,927,262)

Net Assets — 100.0%		$148,386,496

Percentages indicated are based on net assets as of June 30, 2020.

ADR—American Depository Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $3,321,731.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(c)	The rate represents the effective yield at June 30, 2020.

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

18

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$152,684,842

Investment securities, at value(a)	$152,313,758
Interest and dividends receivable	102,823
Receivable for investments sold	23,769
Reclaims receivable	445
Prepaid expenses	252

Total Assets	152,441,047

Liabilities:
Cash overdraft	15,733
Payable for investments purchased	357,781
Payable for capital shares redeemed	129,201
Payable for collateral received on loaned securities	3,420,976
Manager fees payable	86,969
Administration fees payable	2,539
Distribution fees payable	31,060
Custodian fees payable	2,441
Administrative and compliance services fees payable	257
Transfer agent fees payable	975
Trustee fees payable	1,503
Other accrued liabilities	5,116

Total Liabilities	4,054,551

Net Assets	$148,386,496

Net Assets Consist of:
Paid in capital	$140,299,777
Total distributable earnings	8,086,719

Net Assets	$148,386,496

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,435,623
Net Asset Value (offering and redemption price per share)	$9.61

(a)	Includes securities on loan of $3,321,731.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends	$1,147,058
Income from securities lending	35,426
Foreign withholding tax	(519)

Total Investment Income	1,181,965

Expenses:
Manager fees	633,852
Administration fees	33,109
Distribution fees	186,428
Custodian fees	7,072
Administrative and compliance services fees	1,272
Transfer agent fees	2,428
Trustee fees	4,085
Professional fees	3,607
Shareholder reports	2,109
Other expenses	2,311

Total expenses before reductions	876,273
Less expenses voluntarily waived/reimbursed by the Manager	(111,858)

Net expenses	764,415

Net Investment Income/(Loss)	417,550

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	2,257,656
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(24,653,909)

Net realized and Change in net unrealized gains/losses on investments	(22,396,253)

Change in Net Assets Resulting From Operations	$(21,978,703)

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$417,550	$765,050
Net realized gains/(losses) on investments	2,257,656	4,811,949
Change in unrealized appreciation/depreciation on investments	(24,653,909)	25,654,285

Change in net assets resulting from operations	(21,978,703)	31,231,284

Distributions to Shareholders:
Distributions	—	(12,961,906)

Change in net assets resulting from distributions to shareholders	—	(12,961,906)

Capital Transactions:
Proceeds from shares issued	24,619,555	1,104,883
Proceeds from dividends reinvested	—	12,961,906
Value of shares redeemed	(24,590,291)	(11,873,146)

Change in net assets resulting from capital transactions	29,264	2,193,643

Change in net assets	(21,949,439)	20,463,021
Net Assets:
Beginning of period	170,335,935	149,872,914

End of period	$148,386,496	$170,335,935

Share Transactions:
Shares issued	3,059,997	99,170
Dividends reinvested	—	1,270,775
Shares redeemed	(2,658,578)	(1,040,928)

Change in shares	401,419	329,017

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 24, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.33		$10.19	$12.40	$11.42	$9.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	(b)	0.05 (b)	0.07	0.07	0.07	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(1.75)		2.00	(1.53)	1.16	2.21	(0.83)

Total from Investment Activities	(1.72)		2.05	(1.46)	1.23	2.28	(0.80)

Distributions to Shareholders From:
Net Investment Income	—		(0.06)	(0.07)	(0.07)	(0.04)	—
Net Realized Gains	—		(0.85)	(0.68)	(0.18)	(0.02)	—

Total Dividends	—		(0.91)	(0.75)	(0.25)	(0.06)	—

Net Asset Value, End of Period	$9.61		$11.33	$10.19	$12.40	$11.42	$9.20

Total Return(c)	(15.18	)%(d)	21.10%	(12.64)%	10.87%	24.90%	(8.00	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$148,386		$170,336	$149,873	$198,419	$208,012	$208,531
Net Investment Income/(Loss)(e)	0.56%		0.46%	0.48%	0.55%	0.56%	0.50%
Expenses Before Reductions(e)(f)	1.18%		1.17%	1.16%	1.16%	1.14%	1.18%
Expenses Net of Reductions(e)	1.03%		1.02%	1.01%	1.01%	0.99%	1.03%
Portfolio Turnover Rate	19	%(d)	10%	9%	9%	9%	10	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

22

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,493 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,420,976 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $628 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks+	$148,128,240	$—	$—	#	$148,128,240
Preferred Stocks+	79,467	—	—		79,467
Rights+	—	6,743	—		6,743
Short-Term Securities Held as Collateral for Securities on Loan	3,420,976	—	—		3,420,976
Unaffiliated Investment Companies	678,332	—	—		678,332

Total Investments	$152,307,015	$6,743	$—		$152,313,758

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2020.

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Small Cap Fund	$29,299,881	$28,304,929

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $149,074,208. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$47,750,730
Unrealized (depreciation)	(23,308,198)

Net unrealized appreciation/(depreciation)	$24,442,532

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Small Cap Fund	$1,347,790	$11,614,116	$12,961,906

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Small Cap Fund	$1,086,122	$4,536,785	$—	$24,442,515	$30,065,422

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

25

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

26

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 31

Statement of Operations Page 31

Statements of Changes in Net Assets Page 32

Financial Highlights Page 33

Notes to the Financial Statements Page 34

Other Information Page 42

Statement Regarding the Trust’s Liquidity Risk Management Program Page 43

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Enhanced Bond Index Fund	$1,000.00	$1,058.90	$3.33	0.65%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Enhanced Bond Index Fund	$1,000.00	$1,021.63	$3.27	0.65%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Corporate Bonds	29.2%

U.S. Government Agency Mortgages	29.0

U.S. Treasury Obligations	21.5

Yankee Dollars	6.0

Collateralized Mortgage Obligations	5.1

Foreign Bonds	4.5

Unaffiliated Investment Companies	4.5

Asset Backed Securities	3.5

Municipal Bonds	1.5

Commercial Paper	0.8

Short-Term Securities Held as Collateral for Securities on Loan	0.5

Total Investment Securities	106.1

Net other assets (liabilities)	(6.1)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.5%):
$2,370,347	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,538,783
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51	1,982,990
3,863,465	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30(a)	3,922,013
1,174,000	Citibank Credit Card Issuance Trust, Class A7, Series 2018-A7, 3.96%, 10/15/30	1,411,372
4,730,000	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27, Callable 10/15/21 @ 100	4,827,543
3,760,000	Credit Acceptance Auto Loan Trust, Class A, Series 2019-3, 2.38%, 11/15/28	3,835,253
4,830,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-2, 3.06%, 4/15/26	5,044,689
4,810,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-4, 2.44%, 9/15/26	4,922,242
3,400,000	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 1.31% (US0001M+113bps), 5/15/28, Callable 7/15/20 @ 100(a)	3,366,941
836,880	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 11/15/30 @ 100(a)	886,352
461,000	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 6/15/26 @ 100(a)	482,524
2,550,000	Navient Student Loan Trust, Class A2B, Series 2019-D, 1.23% (US0001M+105bps), 12/15/59, Callable 4/15/30 @ 100(a)	2,514,425
1,000,000	Navient Student Loan Trust, Class A2B, Series 2020-CA, 1.78% (US0001M+160bps), 11/15/68, Callable 2/15/30 @ 100(a)	998,629
2,440,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-B, 0.61% (US0001M+43bps), 11/15/23	2,395,144
3,770,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-A, 0.74% (US0001M+56bps), 2/15/24	3,746,025
198,436	SMB Private Education Loan Trust, Class A2A, Series 2016-A, 2.70%, 5/15/31(a)(b)	201,701
209,259	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 9/15/27 @ 100(a)	211,845
1,549,633	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	1,596,611
3,373,818	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	3,463,716
410,000	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 1.01% (US0001M+83bps), 9/15/37(a)	388,609
1,136,345	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,170,835
681,807	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 0.93% (US0001M+75bps), 10/15/35(a)	670,035
331,876	SoFi Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 1/25/22 @ 100(a)	336,068

Principal Amount		Fair Value
Asset Backed Securities, continued
$59,853	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 3/25/25 @ 100(a)	$60,611
1,027,517	SoFi Professional Loan Program, Class A2, Series 2015-d, 2.72%, 10/27/36, Callable 2/25/23 @ 100(a)	1,041,094
1,170,000	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 1/15/28 @ 100(a)	1,214,757
1,700,000	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 8/15/28 @ 100(a)	1,759,085
5,566,889	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 6/25/26 @ 100	5,692,324
1,660,000	SoFi Professional Loan Program Trust, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 4/15/29 @ 100(a)	1,681,975
9,250,000	Westlake Automobile Receivables Trust, Class A2, Series 2020-1A, 1.44%, 9/15/23, Callable 4/15/24 @ 100	9,275,279

Total Asset Backed Securities (Cost $69,999,626)		71,639,470

Collateralized Mortgage Obligations (5.1%):
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53(a)	1,859,654
4,140,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 0.91% (US0001M+72bps), 3/15/37(a)	3,892,097
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72	612,336
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72	1,262,700
1,332,000	BF Mortgage Trust, Class B, Series 2019-NYT, 1.58% (US0001M+140bps), 11/15/35(a)	1,275,430
2,298,694	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 1.10% (US0001M+92bps), 10/15/36(a)	2,275,385
4,125,000	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.98% (US0001M+80bps), 12/15/29(a)	4,068,858
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	509,350
1,242,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	1,294,723
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53(b)	601,028
1,270,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52	1,341,311
760,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	801,549
1,095,993	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 1.08% (US0001M+90bps), 7/25/49, Callable 12/25/23 @ 100(a)	1,088,108
3,181,645	CIM Trust, Class A11, Series 2019-INV3, 1.12% (US0001M+100bps), 8/25/49, Callable 2/25/25 @ 100(a)	3,167,829
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	3,422,563
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31(a)	1,077,778

See accompanying notes to the financial statements.

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	$737,128
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100	1,310,446
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48	3,390,772
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 1.11% (US0001M+93bps), 11/15/36(a)	3,715,587
1,797,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2019-C17, 3.02%, 9/15/52	1,964,606
2,760,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	3,156,253
2,247,405	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.13% (US0001M+95bps), 10/25/49, Callable 2/25/29 @ 100(a)	2,247,268
1,377,805	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50% (US0001M+350bps), 1/25/39, Callable 12/1/28 @ 100	1,518,231
2,315,000	GS Mortgage Securities Trust, Class B, Series 2019-SOHO, 1.33% (US0001M+115bps), 6/15/36(a)	2,123,272
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34 (b)	1,552,679
2,353,630	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 1.08% (US0001M+90bps), 2/25/50, Callable 1/25/27 @ 100(a)	2,348,670
907,077	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 1.08% (US0001M+90bps), 2/25/50, Callable 9/25/24 @ 100(a)	905,044
2,097,111	JP Morgan Mortgage Trust, Class A4, Series 2017-1, 3.50%, 1/25/47, Callable 5/25/25 @ 100(a)(b)	2,122,356
2,590,168	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 1.02% (US0001M+85bps), 2/25/50, Callable 1/25/26 @ 100	2,579,174
1,120,000	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 1/25/26 @ 100(a)(b)	1,120,270
1,887,926	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 1.17% (US0001M+100bps), 6/25/50, Callable 8/25/27 @ 100	1,884,019
1,611,754	JP Morgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 3/25/25 @ 100(a)(b)	1,634,272
1,763,797	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 1.17% (US0001M+100bps), 5/25/50, Callable 5/25/29 @ 100(a)	1,759,959
1,322,829	JP Morgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 7/25/22 @ 100(a)(b)	1,332,939
2,985,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50	3,354,633
4,774,502	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45	4,846,692

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$232,045	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	$181,707
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 0.98% (US0001M+80bps), 5/15/36(a)	2,841,912
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,408,030
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45% (US0001M+95bps), 12/15/36	1,496,713
4,960,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	5,103,839
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,667,527
3,717,548	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(b)	4,148,373
1,331,775	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 10/25/35 @ 100	1,410,952
2,679,718	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58	2,860,306
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	132,838
182,521	SMB Private Education Loan Trust, Class A2A, Series 2016-B, 2.43%, 2/17/32(a)(b)	185,493
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 0.93% (US0001M+75bps), 11/11/34(a)	367,507
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	1,462,672
975,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	1,064,642
10,159,129	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.12%, 12/15/59(b)	428,106
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,320,700
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,810,632
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,096,454

Total Collateralized Mortgage Obligations (Cost $102,440,037)		103,143,372

Corporate Bonds (29.2%):
Aerospace & Defense (1.4%):
1,784,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	1,952,229
245,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	271,540
710,000	Boeing Co. (The), 4.51%, 5/1/23, Callable 4/1/23 @ 100	749,739
845,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	991,589
351,000	General Dynamics Corp., 2.13%, 8/15/26, Callable 5/15/26 @ 100	375,843
350,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	399,277
578,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	677,414
2,056,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	2,436,257

See accompanying notes to the financial statements.

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$1,057,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(a)	$1,091,353
1,517,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,634,568
387,000	Huntington Ingalls Industries, Inc., 4.20%, 5/1/30, Callable 2/1/30 @ 100(a)	431,828
110,000	L3Harris Technologies, Inc., 3.95%, 5/28/24, Callable 2/28/24 @ 100	120,238
1,715,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,960,211
1,667,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100	1,828,316
995,000	Lockheed Martin Corp., 4.07%, 12/15/42	1,268,153
183,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	221,722
622,000	Lockheed Martin Corp., 2.80%, 6/15/50, Callable 12/15/49 @ 100	652,583
4,369,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	4,725,343
386,000	Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100	552,517
280,000	Raytheon Technologies Corp., 3.20%, 3/15/24, Callable 1/15/24 @ 100(a)	300,625
280,000	Raytheon Technologies Corp., 7.20%, 8/15/27(a)	382,136
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28(a)	160,837
1,312,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	1,546,915
365,000	Raytheon Technologies Corp., 2.25%, 7/1/30, Callable 4/1/30 @ 100	378,587
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100(a)	474,071
488,000	Raytheon Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	556,248
105,000	Textron, Inc., 3.88%, 3/1/25, Callable 12/1/24 @ 100	112,417
229,000	Textron, Inc., 4.00%, 3/15/26, Callable 12/15/25 @ 100	243,337
90,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	93,409
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,165,559
316,000	United Technologies Corp., 4.50%, 6/1/42	392,114
270,000	United Technologies Corp., 4.15%, 5/15/45, Callable 11/16/44 @ 100	324,383
301,000	United Technologies Corp., 4.05%, 5/4/47, Callable 11/4/46 @ 100	358,552

		28,829,910

Air Freight & Logistics (0.3%):
1,951,000	FedEx Corp., 3.80%, 5/15/25, Callable 4/15/25 @ 100	2,170,522
99,000	FedEx Corp., 3.10%, 8/5/29, Callable 5/5/29 @ 100	105,639
296,000	FedEx Corp., 3.88%, 8/1/42	298,936
401,000	FedEx Corp., 5.10%, 1/15/44	468,249
298,000	FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	306,119

Principal Amount		Fair Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	$785,343
994,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	1,142,985
725,000	United Parcel Service, Inc., 4.45%, 4/1/30, Callable 1/1/30 @ 100	904,496

		6,182,289

Airlines (0.5%):
1,635,000	Alaska Airlines Pass Through Trust, 4.80%, 2/15/29(a)	1,655,437
984,486	American Airlines Pass Through Trust, Class B, Series 2015-2, 4.40%, 3/22/25	699,204
403,006	American Airlines Pass Through Trust, Class B, Series 2016-1, 5.25%, 7/15/25	272,353
91,235	American Airlines Pass Through Trust, Class B, Series 2017-1, 4.95%, 8/15/26	68,444
10,128	American Airlines Pass Through Trust, Class B, Series 2016-3, 3.75%, 4/15/27	7,091
199,447	American Airlines Pass Through Trust, Class B, Series 2017-2, 3.70%, 4/15/27	136,662
537,393	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	505,236
773,912	American Airlines Pass Through Trust, Class B, Series 2019-1, 3.85%, 8/15/29	534,102
225,472	American Airlines Pass Through Trust, Class AA, Series 2016-2, 3.20%, 12/15/29	209,961
451,355	American Airlines Pass Through Trust, Class AA, Series 2016-3, 3.00%, 4/15/30	410,258
184,993	American Airlines Pass Through Trust, Class AA, Series 2017-1, 3.65%, 8/15/30	175,758
723,683	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	665,010
1,925,980	British Airways Pass Through Trust, Class A, Series 2019-1, 3.35%, 12/15/30(a)	1,588,926
1,073,449	British Airways Pass Through Trust, Class AA, Series 2019-1, 3.30%, 6/15/34(a)	967,117
550,000	Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	526,577
505,000	Delta Airlines Pass Through Trust, Class AA, Series 2019-1, 3.20%, 10/25/25	500,529
122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	122,927
10,900	United Airlines Pass Through Trust, Class B, Series 2014-1, 4.75%, 10/11/23	9,353
58,669	United Airlines Pass Through Trust, Class B, Series 2014-2, 4.63%, 3/3/24	51,356
7,859	United Airlines Pass Through Trust, Class B, Series 2016-2, 3.65%, 4/7/27	5,754
58,009	United Airlines Pass Through Trust, Class B, Series 2016-1, 3.65%, 7/7/27	42,473
322,327	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	235,714
12,099	United Airlines Pass Through Trust, Class AA, Series 2015-1, 3.45%, 6/1/29	11,722
462,000	United Airlines Pass Through Trust, Class B, Series 2019-2, 3.50%, 11/1/29	328,942

See accompanying notes to the financial statements.

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$50,349	United Airlines Pass Through Trust, Class AA, Series 2016-2, 3.10%, 1/7/30	$47,589
195,265	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.88%, 4/7/30	179,611
233,257	United Airlines Pass Through Trust, Class AA, Series 2018-1, 3.50%, 9/1/31	217,822
373,309	United Airlines Pass Through Trust, Class AA, Series 2016-1, 4.15%, 2/25/33	356,299
505,000	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.70%, 11/1/33	449,488
19,501	US Airways Pass Through Trust, Class B, Series 2012-2, 6.75%, 12/3/22	15,661
62,627	US Airways Pass Through Trust, Class B, Series 2013-1, 5.38%, 5/15/23	50,749

		11,048,125

Automobiles (0.2%):
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20(a)	2,575,523
1,032,000	Daimler Finance North America LLC, 2.13%, 3/10/25(a)	1,043,708
520,000	Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	529,164

		4,148,395

Banks (4.5%):
357,000	Bank of America Corp., 4.10%, 7/24/23	391,557
4,058,000	Bank of America Corp., 3.55% (US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	4,327,196
10,000	Bank of America Corp., 4.00%, 4/1/24	11,046
2,071,000	Bank of America Corp., 3.86% (US0003M+94bps), 7/23/24, Callable 7/23/23 @ 100	2,246,447
1,223,000	Bank of America Corp., 4.20%, 8/26/24, MTN	1,357,167
304,000	Bank of America Corp., 4.00%, 1/22/25, MTN	335,372
2,145,000	Bank of America Corp., 3.46% (US0003M+97bps), 3/15/25, Callable 3/15/24 @ 100, MTN	2,324,734
317,000	Bank of America Corp., Series L, 3.95%, 4/21/25	350,834
526,000	Bank of America Corp., 3.88%, 8/1/25, MTN	595,943
71,000	Bank of America Corp., 3.09% (US0003M+109bps), 10/1/25, Callable 10/1/24 @ 100	76,648
270,000	Bank of America Corp., 2.46% (US0003M+87bps), 10/22/25, Callable 10/22/24 @ 100, MTN	283,538
1,447,000	Bank of America Corp., Series G, 4.45%, 3/3/26	1,662,013
102,000	Bank of America Corp., Series G, 3.50%, 4/19/26	114,823
2,548,000	Bank of America Corp., 3.56% (US0003M+106bps), 4/23/27, Callable 4/23/26 @ 100, MTN	2,844,508
3,211,000	Bank of America Corp., 3.82% (US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	3,633,063
1,647,000	Bank of America Corp., Series G, 3.59% (US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	1,849,975
745,000	Bank of America Corp., 3.42% (US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	829,449
318,000	Bank of America Corp., 3.19% (US0003M+118bps), 7/23/30, Callable 7/23/29 @ 100, MTN	349,129
5,334,000	Bank of America Corp., 2.88% (US0003M+119bps), 10/22/30, Callable 10/22/29 @ 100, MTN	5,748,158

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$926,000	Bank of America Corp., 2.50% (US0003M+99bps), 2/13/31, Callable 2/13/30 @ 100, MTN	$967,445
636,000	Bank of America Corp., 2.68% (SOFR+193bps), 6/19/41, Callable 6/19/40 @ 100, MTN	651,105
505,000	Bank of America Corp., 5.87% (US0003M+293bps), 12/31/99, Callable 3/15/28 @ 100	514,469
1,758,000	Citibank NA, 3.16% (US0003M+53bps), 2/19/22, Callable 2/19/21 @ 100	1,786,307
737,000	Citigroup, Inc., 2.31% (SOFR+87bps), 11/4/22, Callable 11/4/21 @ 100	751,567
1,401,000	Citigroup, Inc., 3.14% (US0003M+1bps), 1/24/23, Callable 1/24/22 @ 100	1,448,868
120,000	Citigroup, Inc., 2.88% (US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100	124,830
367,000	Citigroup, Inc., 3.88%, 10/25/23	403,129
330,000	Citigroup, Inc., 1.68% (SOFR+2bps), 5/15/24, Callable 5/15/23 @ 100	336,200
1,449,000	Citigroup, Inc., 4.40%, 6/10/25	1,622,866
50,000	Citigroup, Inc., 4.60%, 3/9/26	57,127
3,136,000	Citigroup, Inc., 3.67% (US0003M+139bps), 7/24/28, Callable 7/24/27 @ 100	3,491,563
1,658,000	Citigroup, Inc., 2.98% (SOFR+142bps), 11/5/30, Callable 11/5/29 @ 100	1,756,852
505,000	JPMorgan Chase & Co., 2.63%, 4/23/21, MTN(a)	579,608
62,000	JPMorgan Chase & Co., 3.21% (US0003M+70bps), 4/1/23, Callable 4/1/22 @ 100	64,405
664,000	JPMorgan Chase & Co., 3.38%, 5/1/23	709,722
694,000	JPMorgan Chase & Co., 3.56% (US0003M+73bps), 4/23/24, Callable 4/23/23 @ 100	742,541
5,623,000	JPMorgan Chase & Co., 4.02% (US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	6,183,765
595,000	JPMorgan Chase & Co., 2.01% (SOFR+159bps), 3/13/26, Callable 3/13/25 @ 100	615,825
1,246,000	JPMorgan Chase & Co., 3.30%, 4/1/26, Callable 1/1/26 @ 100	1,387,579
8,776,000	JPMorgan Chase & Co., 2.08% (SOFR+185bps), 4/22/26, Callable 4/22/25 @ 100	9,095,559
406,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	449,930
698,000	JPMorgan Chase & Co., 4.25%, 10/1/27	810,755
4,693,000	JPMorgan Chase & Co., 3.78% (US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	5,306,079
3,599,000	JPMorgan Chase & Co., 3.54% (US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	4,013,338
1,550,000	JPMorgan Chase & Co., 2.18% (SOFR+189bps), 6/1/28, Callable 6/1/27 @ 100	1,600,363
1,401,000	JPMorgan Chase & Co., 4.00% (US0003M+112bps), 4/23/29, Callable 4/23/28 @ 100	1,618,494
307,000	JPMorgan Chase & Co., 3.96% (US0003M+138bps), 11/15/48, Callable 11/15/47 @ 100	372,117
774,000	JPMorgan Chase & Co., 3.11% (SOFR+244bps), 4/22/51, Callable 4/22/50 @ 100	826,611
6,000	SunTrust Bank, 3.53% (US0003M+50bps), 10/26/21, Callable 10/26/20 @ 100	6,046
356,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	361,200

See accompanying notes to the financial statements.

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$300,000	Truist Bank, 3.50% (US0003M+59bps), 8/2/22, Callable 8/2/21 @ 100	$308,784
75,000	US BanCorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100	83,167
900,000	Wells Fargo & Co., 1.13%, 10/29/21, MTN(a)	1,025,392
2,225,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	2,426,516
361,000	Wells Fargo & Co., 3.00%, 2/19/25	389,559
290,000	Wells Fargo & Co., 1.34% (EUR003M+167bps), 5/4/25, Callable 5/4/24 @ 100, MTN(a)	331,489
1,106,000	Wells Fargo & Co., 2.41% (US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	1,148,990
2,194,000	Wells Fargo & Co., 3.00%, 4/22/26	2,390,348
1,476,000	Wells Fargo & Co., 3.58% (US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	1,638,016
844,000	Wells Fargo & Co., 2.39% (SOFR+210bps), 6/2/28, Callable 6/2/27 @ 100, MTN	869,182
861,000	Wells Fargo & Co., 3.07% (SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100	895,588
280,000	Wells Fargo Bank NA, 3.63%, 10/22/21, Callable 9/21/21 @ 100	290,711

		89,785,607

Beverages (0.8%):
5,904,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	6,926,047
704,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100	847,855
240,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	269,544
1,710,000	Coca-Cola Co. (The), 1.13%, 9/22/22	1,964,401
1,235,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	1,409,300
750,000	Coca-Cola Co. (The), 3.38%, 3/25/27	858,515
1,669,000	Coca-Cola Co. (The), 1.45%, 6/1/27	1,709,633
621,000	Coca-Cola Co. (The), 2.13%, 9/6/29	661,759
780,000	Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100	849,988

		15,497,042

Biotechnology (0.6%):
44,000	Abbvie, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)	46,240
1,346,000	Abbvie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	1,400,214
140,000	Abbvie, Inc., 1.25%, 6/1/24, Callable 3/1/24 @ 100(a)	160,740
118,000	Abbvie, Inc., 3.85%, 6/15/24, Callable 3/15/24 @ 100(a)	123,321
137,000	Abbvie, Inc., 3.80%, 3/15/25, Callable 12/15/24 @ 100(a)	152,097
160,000	AbbVie, Inc., 1.38%, 5/17/24, Callable 2/17/24 @ 100	185,182
430,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	475,169
997,000	AbbVie, Inc., 3.20%, 5/14/26, Callable 2/14/26 @ 100	1,100,385

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$1,240,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100(a)	$1,506,595
1,318,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,597,101
388,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	485,246
8,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	9,836
1,121,000	Amgen, Inc., 2.45%, 2/21/30, Callable 11/21/29 @ 100	1,184,623
367,000	Amgen, Inc., 2.30%, 2/25/31, Callable 11/25/30 @ 100	381,882
177,000	Amgen, Inc., 3.15%, 2/21/40, Callable 8/21/39 @ 100	188,213
238,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	316,430
705,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	880,821
836,000	Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	844,735
83,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	94,807
743,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	996,506
214,000	Gilead Sciences, Inc., 4.50%, 2/1/45, Callable 8/1/44 @ 100	277,003
56,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	75,868

		12,483,014

Building Products (0.1%):
2,724,000	Carrier Global Corp., 2.24%, 2/15/25, Callable 1/15/25 @ 100(a)	2,781,071

Capital Markets (2.0%):
50,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	50,875
2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	2,305,509
915,000	Bank of New York Mellon Corp. (The), 2.10%, 10/24/24, MTN	962,429
700,000	Bank of New York Mellon Corp. (The), 3.44% (US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100, MTN	791,490
370,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100	362,138
537,000	Charles Schwab Corp. (The), 3.25%, 5/22/29, Callable 2/22/29 @ 100	603,674
1,435,000	Charles Schwab Corp. (The), Series E, 4.62% (US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100	1,348,900
60,000	E*TRADE Financial Corp., 3.80%, 8/24/27, Callable 5/24/27 @ 100	66,526
210,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	226,539
1,466,000	Goldman Sachs Group, Inc. (The), 2.88% (US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	1,502,792

See accompanying notes to the financial statements.

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$1,460,000	Goldman Sachs Group, Inc. (The), 0.31% (EUR003M+55bps), 4/21/23, Callable 4/21/22 @ 100, MTN(a)	$1,617,211
55,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24, Callable 1/20/24 @ 100	59,816
337,000	Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25, Callable 10/23/24 @ 100	367,307
4,588,000	Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25, Callable 3/1/25 @ 100	5,031,150
1,358,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	1,504,622
878,000	Goldman Sachs Group, Inc. (The), 3.27% (US0003M+120bps), 9/29/25, Callable 9/29/24 @ 100	943,832
1,633,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	1,821,007
425,000	Goldman Sachs Group, Inc. (The), 1.56% (US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	418,665
264,000	Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26, Callable 11/16/25 @ 100	290,259
173,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100	194,401
108,000	Intercontinental Exchange, Inc., 3.75%, 9/21/28, Callable 6/21/28 @ 100	126,180
445,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	452,166
305,000	Moody’s Corp., 4.25%, 2/1/29, Callable 11/1/28 @ 100	360,702
580,000	Morgan Stanley, Series F, 3.88%, 4/29/24	640,727
1,889,000	Morgan Stanley, 3.63%, 1/20/27	2,118,404
2,112,000	Morgan Stanley, 3.77% (US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100	2,403,348
5,054,000	Morgan Stanley, Series G, 4.43% (US0003M+163bps), 1/23/30, Callable 1/23/29 @ 100, MTN	6,003,591
3,251,000	Morgan Stanley, 2.70% (SOFR+114bps), 1/22/31, Callable 1/22/30 @ 100, MTN	3,414,802
370,000	Northern Trust Corp., 1.95%, 5/1/30, Callable 2/1/30 @ 100	379,846
879,000	State Street Corp., 3.30%, 12/16/24	975,890
224,000	State Street Corp., 2.35% (SOFR+1bps), 11/1/25, Callable 11/1/24 @ 100	236,935
196,000	State Street Corp., 2.90% (SOFR+260bps), 3/30/26, Callable 3/30/25 @ 100(a)	212,238
666,000	State Street Corp., Series F, 5.25% (US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	633,533
1,415,000	State Street Corp., Series H, 5.62% (US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,384,931

		39,812,435

Chemicals (0.4%):
1,265,000	Dow Chemical Co. (The), 1.88%, 3/15/40, Callable 9/15/39 @ 100	1,309,509

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$2,212,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	$2,546,589
265,000	Eastman Chemical Co., 3.50%, 12/1/21	273,443
330,000	Eastman Chemical Co., 3.80%, 3/15/25, Callable 12/15/24 @ 100	358,182
460,000	Ecolab, Inc., 2.38%, 8/10/22, Callable 7/10/22 @ 100	477,898
343,000	Ecolab, Inc., 4.80%, 3/24/30, Callable 12/24/29 @ 100	434,061
207,000	LYB International Finance BV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	242,245
596,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	628,835
440,000	Sherwin-Williams Co. (The), 4.20%, 1/15/22, Callable 10/15/21 @ 100	457,623
328,000	Sherwin-Williams Co. (The), 4.00%, 12/15/42, Callable 6/15/42 @ 100	349,771

		7,078,156

Commercial Services & Supplies (0.2%):
2,000	Republic Services, Inc., 3.55%, 6/1/22, Callable 3/1/22 @ 100	2,101
205,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	223,118
909,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100	1,020,873
1,004,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	1,166,907
650,000	Waste Management, Inc., 4.15%, 7/15/49, Callable 1/15/49 @ 100	809,754

		3,222,753

Communications Equipment (0.1%):
640,000	Juniper Networks, Inc., 4.50%, 3/15/24	709,532
1,210,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,397,599
790,000	Motorola Solutions, Inc., 5.50%, 9/1/44	892,154

		2,999,285

Consumer Finance (1.1%):
28,000	American Express Co., 2.75%, 5/20/22, Callable 4/20/22 @ 100	29,047
400,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	434,484
1,290,000	American Express Co., 3.40%, 2/22/24, Callable 1/22/24 @ 100	1,400,968
2,541,000	American Express Co., 2.50%, 7/30/24, Callable 6/30/24 @ 100	2,693,088
740,000	American Honda Finance Corp., 1.38%, 11/10/22	847,407
110,000	American Honda Finance Corp., 0.55%, 3/17/23	123,539
125,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	136,997
287,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	317,731
250,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	254,937
500,000	Discover Bank, 4.65%, 9/13/28, Callable 6/13/28 @ 100	574,162

See accompanying notes to the financial statements.

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$384,000	General Motors Financial Co. ,Inc., 4.00%, 10/6/26, Callable 7/6/26 @ 100	$396,526
1,710,000	General Motors Financial Co., Inc., 3.20%, 7/13/20	1,710,000
2,010,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	2,003,733
473,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	486,512
360,000	General Motors Financial Co., Inc., 3.45%, 1/14/22, Callable 12/14/21 @ 100	366,178
1,474,000	General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,576,847
2,114,000	General Motors Financial Co., Inc., 2.90%, 2/26/25, Callable 1/26/25 @ 100	2,105,827
615,000	General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	635,240
1,420,000	Hyundai Capital America, 3.95%, 2/1/22(a)	1,460,413
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,078,328
196,000	Synchrony Financial, 4.50%, 7/23/25, Callable 4/23/25 @ 100	208,148
940,000	Toyota Motor Credit Corp., 0.22%, 7/21/21(a)	1,053,573
946,000	Toyota Motor Credit Corp., 1.80%, 2/13/25, MTN	977,143
326,000	Toyota Motor Credit Corp., 3.20%, 1/11/27	361,976

		22,232,804

Containers & Packaging (0.0%†):
232,000	International Paper Co., 4.40%, 8/15/47, Callable 2/15/47 @ 100	272,738
171,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100	200,958

		473,696

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	184,294
827,000	Duke University, 2.83%, 10/1/55	873,366
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	542,485
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	132,139
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	702,402

		2,434,686

Diversified Financial Services (0.1%):
656,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	700,258
1,307,000	BP Capital Markets America, Inc., 3.41%, 2/11/26, Callable 12/11/25 @ 100	1,443,759
205,000	USAA Capital Corp., 1.50%, 5/1/23(a)	210,163
409,000	USAA Capital Corp., 2.13%, 5/1/30, Callable 2/1/30 @ 100(a)	421,091

		2,775,271

Diversified Telecommunication Services (1.1%):
2,000,000	AT&T, Inc., 0.90%, 11/27/22(a)(c)	1,957,092
130,000	AT&T, Inc., 3.55%, 6/1/24, Callable 3/1/24 @ 100	140,979
315,000	AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100	358,120
190,000	AT&T, Inc., 3.15%, 9/4/36, Callable 6/4/36 @ 100	241,159
900,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	1,068,615
159,000	AT&T, Inc., 6.00%, 8/15/40, Callable 5/15/40 @ 100	213,890

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$92,000	AT&T, Inc., 5.35%, 9/1/40	$114,433
731,000	AT&T, Inc., 5.15%, 3/15/42	905,559
268,000	AT&T, Inc., 4.90%, 6/15/42	322,808
884,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	1,029,743
1,676,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	1,865,489
624,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	765,460
4,183,000	Verizon Communications, Inc., 4.13%, 3/16/27	4,898,009
990,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100	1,093,093
330,000	Verizon Communications, Inc., 4.33%, 9/21/28	396,289
395,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	472,060
2,856,000	Verizon Communications, Inc., 4.27%, 1/15/36	3,492,123
600,000	Verizon Communications, Inc., 2.88%, 1/15/38	809,897
890,000	Verizon Communications, Inc., 1.85%, 5/18/40, Callable 11/18/39 @ 100	1,021,778
146,000	Verizon Communications, Inc., 4.86%, 8/21/46	196,830
199,000	Verizon Communications, Inc., 5.50%, 3/16/47	292,957

		21,656,383

Electric Utilities (2.3%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	444,447
108,000	AEP Texas, Inc., Series G, 4.15%, 5/1/49, Callable 11/1/48 @ 100	127,431
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	564,853
640,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	731,974
281,000	AEP Transmission Co. LLC, 4.25%, 9/15/48, Callable 3/15/48 @ 100	349,271
20,000	AEP Transmission Co. LLC, 3.80%, 6/15/49, Callable 12/15/48 @ 100	23,645
585,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	625,289
21,000	Alabama Power Co., 6.00%, 3/1/39	30,289
222,000	Alabama Power Co., 3.75%, 3/1/45, Callable 9/1/44 @ 100	251,760
694,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	768,171
430,000	Baltimore Gas & Electric Co., 2.80%, 8/15/22, Callable 5/15/22 @ 100	445,005
35,000	Baltimore Gas & Electric Co., 2.40%, 8/15/26, Callable 5/15/26 @ 100	37,262
205,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	228,590
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	997,838
90,000	Baltimore Gas & Electric Co., 4.25%, 9/15/48, Callable 3/15/48 @ 100	111,438
95,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	100,510
318,000	Baltimore Gas And Electric Co., 2.90%, 6/15/50, Callable 12/15/49 @ 100	322,426

See accompanying notes to the financial statements.

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$85,000	Commonwealth Edison Co., 4.60%, 8/15/43, Callable 2/15/43 @ 100	$109,511
287,000	Commonwealth Edison Co., 3.65%, 6/15/46, Callable 12/15/45 @ 100	334,652
816,000	Dayton Power & Light Co. (The), 3.95%, 6/15/49, Callable 12/15/48 @ 100	874,045
145,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	171,168
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	147,548
869,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	1,070,457
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	137,209
82,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	97,560
30,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	36,975
1,005,000	Duke Energy Carolinas LLC, 3.20%, 8/15/49, Callable 2/15/49 @ 100	1,112,314
29,000	Duke Energy Florida LLC, 3.80%, 7/15/28, Callable 4/15/28 @ 100	33,746
1,819,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	1,965,116
1,561,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	1,567,709
646,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	727,921
256,000	Duke Energy Florida LLC, 4.20%, 7/15/48, Callable 1/15/48 @ 100	324,856
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	642,884
495,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46, Callable 12/15/45 @ 100	576,907
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	108,750
606,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	752,124
170,000	Duke Energy Progress LLC, 3.70%, 10/15/46, Callable 4/15/46 @ 100	199,145
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	290,891
255,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	306,107
635,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	762,164
1,011,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100	1,025,994
8,000	Edison International, 3.13%, 11/15/22, Callable 10/15/22 @ 100	8,208
161,000	Edison International, 3.55%, 11/15/24, Callable 10/15/24 @ 100	169,713
60,000	Entergy Arkansas LLC, 3.70%, 6/1/24, Callable 3/1/24 @ 100	65,769
112,000	Entergy Gulf States Louisiana LLC, 5.59%, 10/1/24	133,026
137,000	Entergy Louisiana LLC, 5.40%, 11/1/24	162,156

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$608,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	$743,721
287,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	296,442
337,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	361,406
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	15,211
241,000	Exelon Corp., 5.63%, 6/15/35	313,076
272,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	331,222
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	199,725
329,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	341,156
203,000	FirstEnergy Corp., 7.38%, 11/15/31	295,831
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	672,727
329,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	366,805
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	386,915
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	1,203,084
380,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100	422,617
129,000	Florida Power & Light Co., 4.13%, 2/1/42, Callable 8/1/41 @ 100	160,514
120,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100	144,358
404,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	490,454
590,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	743,860
1,262,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	1,431,241
130,000	ITC Holdings Corp., 2.70%, 11/15/22, Callable 10/15/22 @ 100	135,328
16,000	ITC Holdings Corp., 3.25%, 6/30/26, Callable 3/30/26 @ 100	17,552
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	728,679
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,952,433
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	452,368
295,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	347,923
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	759,076
330,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	369,166
275,000	Ohio Power Co., Series G, 6.60%, 2/15/33	382,486
100,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100	123,260
530,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	641,451

See accompanying notes to the financial statements.

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$25,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	$28,373
1,729,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	2,043,089
220,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	284,024
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	327,638
270,000	Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49, Callable 3/15/49 @ 100	294,130
64,000	PacifiCorp., 3.60%, 4/1/24, Callable 1/1/24 @ 100	70,234
356,000	PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	377,255
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	616,377
29,000	Public Service Electric & Gas Co., 3.20%, 5/15/29, Callable 2/15/29 @ 100, MTN	32,806
530,000	Southern California Edison Co., Series A, 2.90%, 3/1/21	539,251
685,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	756,052
872,000	Southern California Edison Co., Series A, 4.20%, 3/1/29, Callable 12/1/28 @ 100	1,015,384
631,000	Southern California Edison Co., 2.25%, 6/1/30, Callable 3/1/30 @ 100	637,542
560,000	Tampa Electric Co., 2.60%, 9/15/22, Callable 6/15/22 @ 100	576,734
335,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	412,974
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	3,842
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	525,606
622,000	Virginia Electric & Power Co., Series C, 2.75%, 3/15/23, Callable 12/15/22 @ 100	651,449
424,000	Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	584,189
161,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	225,865
804,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	957,603
70,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	73,850

		45,939,178

Electrical Equipment (0.0%†):
627,000	Otis Worldwide Corp., 2.06%, 4/5/25, Callable 3/5/25 @ 100(a)	654,854

Electronic Equipment, Instruments & Components (0.0%†):
38,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100	42,892
125,000	Corning, Inc., 3.70%, 11/15/23, Callable 8/15/23 @ 100	132,731
333,000	Corning, Inc., 5.85%, 11/15/68, Callable 5/15/68 @ 100	426,844

		602,467

Principal Amount		Fair Value
Corporate Bonds, continued
Entertainment (0.5%):
$2,170,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	$2,463,944
1,603,000	Electronic Arts, Inc., 4.80%, 3/1/26, Callable 12/1/25 @ 100	1,913,033
170,000	Viacom, Inc., 6.88%, 4/30/36	229,893
572,000	ViacomCBS, Inc., 4.38%, 3/15/43	596,998
112,000	ViacomCBS, Inc., 5.85%, 9/1/43, Callable 3/1/43 @ 100	131,735
1,654,000	Walt Disney Co. (The), 3.35%, 3/24/25	1,832,546
3,057,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100	3,111,944

		10,280,093

Equity Real Estate Investment Trusts (0.5%):
840,000	American Tower Corp., 1.95%, 5/22/26, Callable 2/22/26 @ 100	1,001,055
290,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	329,990
432,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	491,524
695,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	692,678
245,000	Boston Properties LP, 3.40%, 6/21/29, Callable 3/21/29 @ 100	270,092
494,000	Boston Properties LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100	515,594
545,000	Crown Castle International Corp., 4.45%, 2/15/26, Callable 11/15/25 @ 100	623,370
623,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	693,821
80,000	Crown Castle International Corp., 3.80%, 2/15/28, Callable 11/15/27 @ 100	90,153
1,821,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	1,932,938
8,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	8,735
366,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	485,003
1,316,000	Equinix, Inc., 2.63%, 11/18/24, Callable 10/18/24 @ 100	1,400,968
339,000	Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100^	338,871
500,000	Prologis Euro Finance LLC, 1.50%, 9/10/49, Callable 3/10/49 @ 100	535,797
177,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	187,191
250,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	270,611

		9,868,391

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	464,300

Gas Utilities (0.0%†):
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	523,975

See accompanying notes to the financial statements.

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies (0.3%):
$525,000	Becton Dickinson and Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	$598,688
2,438,000	Boston Scientific Corp., 3.45%, 3/1/24, Callable 2/1/24 @ 100	2,644,572
500,000	DH Europe Finance II Sarl, 1.80%, 9/18/49, Callable 3/18/49 @ 100	538,426
500,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	547,481
1,055,000	Stryker Corp., 0.25%, 12/3/24, Callable 11/3/24 @ 100	1,171,801

		5,500,968

Health Care Providers & Services (1.5%):
6,000	Aetna, Inc., 6.75%, 12/15/37	8,551
80,000	Aetna, Inc., 4.50%, 5/15/42, Callable 11/15/41 @ 100	95,242
153,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	170,915
89,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/1/47 @ 100	110,551
226,000	Anthem, Inc., 3.70%, 9/15/49, Callable 3/15/49 @ 100	257,917
3,229,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	3,502,942
1,005,000	Cigna Corp., 3.50%, 6/15/24, Callable 3/17/24 @ 100(a)	1,093,938
60,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	65,246
3,728,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	3,998,366
411,000	CVS Health Corp., 4.00%, 12/5/23, Callable 9/5/23 @ 100	450,494
209,000	CVS Health Corp., 2.63%, 8/15/24, Callable 7/15/24 @ 100	222,326
2,341,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	2,641,538
1,236,000	CVS Health Corp., 2.88%, 6/1/26, Callable 3/1/26 @ 100	1,335,183
1,364,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	1,486,333
400,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	449,872
1,662,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,935,464
118,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	152,901
1,052,000	HCA, Inc., 5.00%, 3/15/24	1,167,720
525,000	HCA, Inc., 5.25%, 4/15/25	601,781
1,870,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	2,157,980
788,000	HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	876,650
900,000	Humana, Inc., 4.50%, 4/1/25, Callable 3/1/25 @ 100	1,029,201
937,000	The New York and Presbyterian Hospital, Series 2019, 3.95%, 8/1/19, Callable 2/1/19 @ 100	1,020,228
650,000	UnitedHealth Group, Inc., 3.70%, 12/15/25	744,242
90,000	UnitedHealth Group, Inc., 4.63%, 11/15/41, Callable 5/15/41 @ 100	116,424

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,335,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	$1,799,089
1,345,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	1,677,844
120,000	UnitedHealth Group, Inc., 4.45%, 12/15/48, Callable 6/15/48 @ 100	158,844

		29,327,782

Hotels, Restaurants & Leisure (0.2%):
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,380,267
37,000	McDonald’s Corp., 3.63%, 5/1/43	40,533
226,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	277,536
944,000	McDonald’s Corp., 4.45%, 9/1/48, Callable 3/1/48 @ 100, MTN	1,165,408
360,000	McDonald’s Corp., 3.63%, 9/1/49, Callable 3/1/49 @ 100, MTN	398,156
85,000	Starbucks Corp., 3.55%, 8/15/29, Callable 5/15/29 @ 100	96,894
1,332,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	1,379,094

		4,737,888

Household Products (0.0%†):
464,000	Clorox Co. (The), 3.10%, 10/1/27, Callable 7/1/27 @ 100	519,603

Industrial Conglomerates (0.4%):
785,000	3M Co., Series E, 0.95%, 5/15/23	907,528
304,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	308,777
943,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100(a)	1,019,893
894,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	986,327
406,000	Georgia-Pacific LLC, 1.75%, 9/30/25, Callable 8/30/25 @ 100(a)	418,804
1,580,000	Honeywell International, Inc., 1.30%, 2/22/23	1,822,783
780,000	Honeywell International, Inc., 0.32%, 3/10/24, Callable 2/10/24 @ 100	865,829
810,000	Honeywell International, Inc., 0.75%, 3/10/32, Callable 12/10/31 @ 100	892,078

		7,222,019

Insurance (0.4%):
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	678,645
333,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	384,018
145,000	Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	162,728
1,830,000	Marsh & McLennan Cos., Inc., 3.50%, 6/3/24, Callable 3/3/24 @ 100	1,999,226
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	563,641
445,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	533,821
803,000	Marsh & McLennan Cos., Inc., 1.98%, 3/21/30, Callable 12/21/29 @ 100	989,941

See accompanying notes to the financial statements.

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$640,000	Metropolitan Life Global Funding I, 1.25%, 9/17/21(a)	$729,398
290,000	Metropolitan Life Global Funding I, 0.12%, 9/23/22(a)	324,944
443,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	565,358
13,000	Travelers Cos., Inc. (The), 6.25%, 6/15/37	19,057
286,000	Willis North America, Inc., 4.50%, 9/15/28, Callable 6/15/28 @ 100	332,347
130,000	Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	137,353

		7,420,477

Internet & Direct Marketing Retail (0.3%):
886,000	Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	1,094,283
2,760,000	Booking Holdings, Inc., 4.10%, 4/13/25, Callable 3/13/25 @ 100	3,097,928
50,000	Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100(a)	53,500
107,000	Expedia Group, Inc., 5.00%, 2/15/26, Callable 11/15/25 @ 100	110,210
101,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100	97,213
1,355,000	Expedia Group, Inc., 3.25%, 2/15/30, Callable 11/15/29 @ 100	1,263,538

		5,716,672

IT Services (1.4%):
445,000	DXC Technology Co., 4.00%, 4/15/23	465,508
300,000	DXC Technology Co., 4.13%, 4/15/25, Callable 3/15/25 @ 100	319,895
450,000	Fidelity National Information Services, Inc., 0.13%, 12/3/22, Callable 11/3/22 @ 100	502,783
1,300,000	Fidelity National Information Services, Inc., 0.75%, 5/21/23, Callable 4/21/23 @ 100	1,469,483
600,000	Fidelity National Information Services, Inc., 2.95%, 5/21/39, Callable 2/21/39 @ 100	771,187
641,000	Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100	683,497
7,000	Fiserv, Inc., 3.85%, 6/1/25, Callable 3/1/25 @ 100	7,902
575,000	Fiserv, Inc., 4.20%, 10/1/28, Callable 7/1/28 @ 100	675,573
2,225,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	2,501,554
423,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	453,019
818,000	Global Payments, Inc., 2.90%, 5/15/30, Callable 2/15/30 @ 100	855,303
761,000	IBM Corp., 2.85%, 5/15/40, Callable 11/15/39 @ 100	788,904
1,810,000	International Business Machines Corp., 0.50%, 9/7/21	2,042,251
2,837,000	International Business Machines Corp., 3.30%, 5/15/26	3,187,121
2,332,000	International Business Machines Corp., 1.70%, 5/15/27, Callable 3/15/27 @ 100	2,380,963
815,000	Leidos, Inc., 2.95%, 5/15/23, Callable 4/15/23 @ 100(a)	848,619
530,000	Leidos, Inc., 3.63%, 5/15/25, Callable 4/15/25 @ 100(a)	577,038

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$2,330,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100(a)	$2,621,250
344,000	Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	389,092
669,000	Mastercard, Inc., 2.95%, 6/1/29, Callable 3/1/29 @ 100	750,312
1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	1,979,850
87,000	PayPal Holdings, Inc., 2.40%, 10/1/24, Callable 9/1/24 @ 100	92,214
1,893,000	PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	1,958,458
65,000	Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	69,703
28,000	Total System Services, Inc., 4.00%, 6/1/23, Callable 5/1/23 @ 100	30,278
268,000	Visa, Inc., 1.90%, 4/15/27, Callable 2/15/27 @ 100	279,841
1,139,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	1,455,271

		28,156,869

Leisure Products (0.0%†):
318,000	Hasbro, Inc., 2.60%, 11/19/22	327,580
427,000	Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100	444,391

		771,971

Life Sciences Tools & Services (0.1%):
1,000,000	Thermo Fisher Scientific, Inc., Series E, 1.88%, 10/1/49, Callable 4/1/49 @ 100, MTN	1,072,842

Machinery (0.0%†):
97,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	106,992

Media (1.1%):
306,000	Comcast Corp., 3.15%, 3/1/26, Callable 12/1/25 @ 100	340,195
935,000	Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	1,047,926
2,560,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	2,780,444
1,124,000	Comcast Corp., 4.25%, 1/15/33	1,385,684
900,000	Comcast Corp., 1.25%, 2/20/40, Callable 8/20/39 @ 100	976,912
525,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	678,983
1,427,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	1,580,378
152,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	182,806
333,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	403,986
338,000	COX Communications, Inc., 3.25%, 12/15/22(a)	356,358
1,708,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	1,839,916
80,000	COX Communications, Inc., 3.35%, 9/15/26, Callable 6/15/26 @ 100(a)	88,328

See accompanying notes to the financial statements.

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$36,000	COX Communications, Inc., 3.50%, 8/15/27, Callable 5/15/27 @ 100(a)	$39,677
819,000	Discovery Communications, 5.00%, 9/20/37, Callable 3/20/37 @ 100	953,934
430,000	Discovery Communications, 5.20%, 9/20/47, Callable 3/20/47 @ 100	500,141
265,000	Interpublic Group of Cos., Inc., 3.50%, 10/1/20	267,077
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	5,841,138
1,297,000	NBCUniversal Media LLC, 5.95%, 4/1/41	1,905,290
90,000	Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/1/24, Callable 8/1/24 @ 100	98,940
219,000	ViacomCBS, Inc., 4.95%, 5/19/50, Callable 11/19/49 @ 100	244,487

		21,512,600

Metals & Mining (0.0%†):
196,000	Newmont Corp., 5.88%, 4/1/35	271,625
54,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	69,164
209,000	Nucor Corp., 4.40%, 5/1/48, Callable 11/1/47 @ 100	251,166
192,000	Steel Dynamics, Inc., 2.80%, 12/15/24, Callable 11/15/24 @ 100	200,160

		792,115

Multiline Retail (0.0%†):
60,000	Dollar General Corp., 3.88%, 4/15/27, Callable 1/15/27 @ 100	68,967
472,000	Dollar General Corp., 3.50%, 4/3/30, Callable 1/3/30 @ 100	529,411

		598,378

Multi-Utilities (0.3%):
290,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100	333,919
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	6,142
785,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	869,263
130,000	CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42, Callable 2/1/42 @ 100	147,055
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	213,609
11,000	Consumers Energy Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	11,894
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	356,223
212,000	Consumers Energy Co., 4.35%, 4/15/49, Callable 10/15/48 @ 100	282,391
695,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	863,923
1,369,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	1,526,697
318,000	Dominion Energy Gas Holdings LLC, 4.80%, 11/1/43, Callable 5/1/43 @ 100	367,398
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	255,000

		5,233,514

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (1.8%):
$90,000	Boardwalk Pipelines, LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100	$93,710
1,010,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,111,174
1,223,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	1,336,351
20,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100	20,647
851,000	Concho Resources, Inc., 3.75%, 10/1/27, Callable 7/1/27 @ 100	907,379
1,734,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	1,840,208
248,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	275,900
551,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	599,901
6,000	Energy Transfer Partners LP, 4.20%, 4/15/27, Callable 1/15/27 @ 100	6,270
429,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	437,044
219,000	Enterprise Products Operating LLC, 4.45%, 2/15/43, Callable 8/15/42 @ 100	242,558
514,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	604,024
286,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100	313,845
979,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100	1,129,123
1,400,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	1,551,505
190,000	Kinder Morgan Energy Partners LP, 5.00%, 3/1/43, Callable 9/1/42 @ 100	210,835
296,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	351,099
1,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	1,185
233,000	Kinder Morgan, Inc., 5.30%, 12/1/34, Callable 6/1/34 @ 100	267,786
966,000	Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100	1,040,865
124,000	Marathon Petroleum Corp., 4.75%, 12/15/23, Callable 10/15/23 @ 100	135,470
53,000	Marathon Petroleum Corp., 6.50%, 3/1/41, Callable 9/1/40 @ 100	65,786
252,000	MPLX LP, 5.25%, 1/15/25, Callable 1/15/21 @ 102.63	262,080
850,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	911,625
2,234,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100(a)	2,298,227
135,000	NGPL PipeCo LLC, 7.77%, 12/15/37(a)	163,856
259,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	284,253
964,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	1,135,366
1,710,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,861,034

See accompanying notes to the financial statements.

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$3,300,000	Occidental Petroleum Corp., 8.36%, 10/10/36(c)	$1,386,000
2,811,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	3,208,053
1,522,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,700,835
687,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	736,808
114,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	111,293
604,000	Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27, Callable 7/1/27 @ 100	617,590
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	223,800
1,197,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,271,737
1,414,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,550,213
2,857,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,692,046
1,820,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,008,428
44,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100	49,834
47,000	Williams Cos., Inc., 7.88%, 9/1/21	50,525
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	309,652

		36,375,920

Pharmaceuticals (0.2%):
2,000	Bristol-Myers Squibb Co., 3.88%, 8/15/25, Callable 5/15/25 @ 100(a)	2,281
500,000	Eli Lilly & Co., 1.70%, 11/1/49, Callable 5/1/49 @ 100	584,048
821,000	Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	825,233
102,000	Pfizer, Inc., 3.00%, 9/15/21	105,177
599,000	Pfizer, Inc., 2.63%, 4/1/30, Callable 1/1/30 @ 100	658,474
300,000	Pfizer, Inc., 1.70%, 5/28/30, Callable 2/28/30 @ 100	305,098
110,000	Pfizer, Inc., 4.13%, 12/15/46	141,186
79,000	Pfizer, Inc., 4.20%, 9/15/48, Callable 3/15/48 @ 100	103,185
222,000	Wyeth LLC, 5.95%, 4/1/37	325,779

		3,050,461

Professional Services (0.2%):
3,096,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	3,296,252

Real Estate Management & Development (0.1%):
1,802,000	CC Holdings GS V LLC, 3.85%, 4/15/23	1,943,912
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29	910,269

		2,854,181

Road & Rail (0.5%):
74,000	Burlington Northern Santa Fe LLC, 5.05%, 3/1/41, Callable 9/1/40 @ 100	97,765
85,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41, Callable 3/15/41 @ 100	112,747

Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail, continued
$345,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	$433,004
1,532,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,666,805
242,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	270,701
568,000	CSX Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	654,179
663,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100	825,373
165,000	CSX Corp., 4.50%, 3/15/49, Callable 9/15/48 @ 100	212,614
185,000	Norfolk Southern Corp., 3.65%, 8/1/25, Callable 6/1/25 @ 100	208,850
461,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	509,840
910,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	969,473
135,000	Norfolk Southern Corp., 4.45%, 6/15/45, Callable 12/15/44 @ 100	169,613
408,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	449,732
3,000	Norfolk Southern Corp., 4.05%, 8/15/52, Callable 2/15/52 @ 100	3,577
425,000	Union Pacific Corp., 2.75%, 3/1/26, Callable 12/1/25 @ 100	462,502
289,000	Union Pacific Corp., 4.05%, 11/15/45, Callable 5/15/45 @ 100	348,094
102,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	132,690
843,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	919,469
290,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	348,629
400,769	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	429,230

		9,224,887

Semiconductors & Semiconductor Equipment (1.1%):
453,000	Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	490,822
188,000	Analog Devices, Inc., 3.90%, 12/15/25, Callable 9/15/25 @ 100	213,542
50,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	59,365
7,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	9,516
500,000	Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	570,342
337,000	Applied Materials, Inc., 1.75%, 6/1/30, Callable 3/1/30 @ 100	344,849
4,101,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	4,425,675
1,916,000	Broadcom, Inc., 4.70%, 4/15/25, Callable 3/15/25 @ 100(a)	2,160,997
1,144,000	Broadcom, Inc., 4.25%, 4/15/26, Callable 2/15/26 @ 100(a)	1,272,971
226,000	Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100(a)	260,060
2,128,000	Intel Corp., 2.45%, 11/15/29, Callable 8/15/29 @ 100	2,298,557

See accompanying notes to the financial statements.

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$1,406,000	Intel Corp., 3.90%, 3/25/30, Callable 12/25/29 @ 100	$1,702,378
487,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	608,547
402,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	414,758
289,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	331,235
841,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	990,817
102,000	KLA-Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100	134,615
363,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	415,925
351,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	482,949
433,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	445,797
808,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	915,081
1,652,000	NVIDIA Corp., 2.85%, 4/1/30, Callable 1/1/30 @ 100	1,833,284
627,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	715,915
597,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	775,301
361,000	Qualcomm, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	449,425
637,000	Texas Instruments, Inc., 1.75%, 5/4/30, Callable 2/4/30 @ 100	647,396

		22,970,119

Software (0.8%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,584,887
168,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	204,430
717,000	Microsoft Corp., 4.20%, 11/3/35, Callable 5/3/35 @ 100	930,700
450,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	565,541
708,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	885,860
2,118,000	Oracle Corp., 2.95%, 11/15/24, Callable 9/15/24 @ 100	2,297,600
1,032,000	Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	1,106,364
817,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100	883,483
994,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	1,083,453
3,255,000	Oracle Corp., 3.25%, 11/15/27, Callable 8/15/27 @ 100	3,660,436
310,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	386,454
1,564,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	1,871,185
109,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	127,513

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$1,030,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	$1,162,541
100,000	Oracle Corp., 5.38%, 7/15/40	137,073

		16,887,520

Specialty Retail (0.2%):
3,841,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	4,370,950

Technology Hardware, Storage & Peripherals (0.4%):
1,255,000	Apple, Inc., 1.00%, 11/10/22	1,447,195
919,000	Apple, Inc., 2.75%, 1/13/25, Callable 11/13/24 @ 100	998,827
700,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	792,848
371,000	Apple, Inc., 3.00%, 11/13/27, Callable 8/13/27 @ 100	416,512
1,012,000	Apple, Inc., 4.25%, 2/9/47, Callable 8/9/46 @ 100	1,316,222
443,000	Apple, Inc., 3.75%, 11/13/47, Callable 5/13/47 @ 100	538,393
725,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(a)	833,272
134,000	Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100(a)	147,280
720,000	Dell International LLC/EMC Corp., 8.10%, 7/15/36, Callable 1/15/36 @ 100(a)	928,115
973,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/22, Callable 8/15/22 @ 100	1,041,613
140,000	Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	156,859
5,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	5,031
108,000	HP, Inc., 6.00%, 9/15/41	127,280

		8,749,447

Textiles, Apparel & Luxury Goods (0.1%):
1,713,000	NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	1,880,352

Tobacco (0.4%):
907,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	1,057,682
900,000	Altria Group, Inc., 3.13%, 6/15/31, Callable 3/15/31 @ 100	1,099,908
1,359,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	1,685,158
647,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	692,838
499,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100	541,403
432,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	471,429
700,000	Philip Morris International, Inc., 1.45%, 8/1/39, Callable 5/1/39 @ 100	730,873
1,369,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,542,580

		7,821,871

Wireless Telecommunication Services (0.6%):
6,459,375	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	6,528,147

See accompanying notes to the financial statements.

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$4,332,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	$4,790,174

		11,318,321

Total Corporate Bonds (Cost $563,984,096)		589,265,151

Foreign Bonds (4.5%):
Aerospace & Defense (0.2%):
1,400,000	Airbus SE, 2.00%, 4/7/28, Callable 1/7/28 @ 100+(a)	1,659,208
400,000	Airbus SE, 2.38%, 6/9/40, Callable 3/9/40 @ 100+(a)	465,328
545,000	Rolls-Royce plc, Series E, 2.13%, 6/18/21+(a)	605,840
1,000,000	Thales SA, 0.26%, 5/31/22, Callable 4/30/22 @ 100+(a)	1,117,800
1,200,000	Thales SA, 0.75%, 6/7/23, Callable 3/7/23 @ 100+(a)	1,364,696
100,000	Thales SA, 0.75%, 1/23/25, Callable 10/23/24 @ 100+(a)	114,084

		5,326,956

Auto Components (0.0%†):
630,000	Conti-Gummi Finance BV, 1.13%, 9/25/24, Callable 6/25/24 @ 100+(a)	705,708

Automobiles (0.1%):
995,000	Daimler International Finance BV, Series E, 0.25%, 8/9/21+(a)	1,116,973
310,000	Daimler International Finance BV, Series E, 0.25%, 11/6/23+(a)	339,278
710,000	Volkswagen Financial Services AG, Series E, 0.75%, 10/14/21+(a)	797,044

		2,253,295

Banks (0.7%):
1,100,000	Banque Federative du Credit Mutuel SA, Series E, 0.13%, 8/30/21+(a)	1,236,266
600,000	Banque Federative du Credit Mutuel SA, Series E, 0.75%, 6/15/23+(a)	686,433
1,625,000	BNP Paribas, 1.13%, 1/15/23+(a)	1,874,331
500,000	BPCE SA, 0.25%, 1/15/26+(a)	557,546
1,000,000	ING Bank NV, Series G, 0.17%, 4/8/22+(a)	1,119,957
1,677,000	ING Bank NV, 3.62% (EUSA5+225bps), 2/25/26, Callable 2/25/21 @ 100+(a)	1,911,684
400,000	KBC Group NV, Series E, 1.13%, 1/25/24+(a)	460,987
440,000	Mizuho Financial Group, Inc., Series E, 0.52%, 6/10/24+(a)	492,035
435,000	Simon International Finance SCA, 1.38%, 11/18/22, Callable 8/18/22 @ 100+(a)	489,307
500,000	Skandinaviska Enskilda Banken AB, 0.63%, 11/12/29+(a)	558,378
2,500,000	Societe Generale, 0.18%, 5/27/22+(a)	2,799,050
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,125,698

		13,311,672

Beverages (0.1%):
600,000	Pernod Ricard SA, 0.28%, 10/24/23, Callable 9/24/23 @ 100+(a)	667,762
500,000	Pernod Ricard SA, 1.13%, 4/7/25, Callable 1/7/25 @ 100+(a)	579,694

		1,247,456

Principal Amount		Fair Value
Foreign Bonds, continued
Capital Markets (0.1%):
$900,000	Credit Suisse Group AG, 3.25% (EUAMDB01+350bps), 4/2/26, Callable 4/2/25 @ 100+(a)	$1,118,350
1,170,000	UBS Group AG, 0.25% (EUSA1+55bps), 1/29/26, Callable 1/29/25 @ 100+(a)	1,289,740

		2,408,090

Chemicals (0.1%):
800,000	Air Liquide Finance SA, Series E, 0.38%, 4/18/22, Callable 1/18/22 @ 100+(a)	902,670
500,000	BASF SE, 0.25%, 6/5/27, Callable 3/5/27 @ 100+(a)	564,837
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100+(a)	436,998
700,000	Firmenich Productions Participations SAS, 1.38%, 10/30/26, Callable 7/30/26 @ 100+(a)	806,791
470,000	Firmenich Productions Participations SAS, 1.75%, 4/30/30, Callable 1/30/30 @ 100+(a)	548,741
600,000	Linde Finance BV, 0.55%, 5/19/32, Callable 2/19/32 @ 100+(a)	676,369

		3,936,406

Construction & Engineering (0.0%†):
500,000	APRR SA, 0.25%, 1/20/23+(a)	558,176

Consumer Finance (0.0%†):
570,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22+(a)	640,297

Containers & Packaging (0.0%†):
220,000	Amcor UK Finance plc, 1.13%, 6/23/27, Callable 4/23/27 @ 100+	249,102

Diversified Financial Services (0.8%):
660,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	744,762
515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100+(a)	570,090
1,810,000	BMW Finance NV, 0.42%, 4/14/23+(a)	2,009,982
1,035,000	BP Capital Markets plc, Series E, 1.37%, 3/3/22+(a)	1,184,246
640,000	BP Capital Markets plc, Series E, 1.11%, 2/16/23+(a)	734,963
185,000	BP Capital Markets plc, 2.82%, 4/7/32+(a)	238,161
330,000	Enel Finance International NV, Series E, 0.32%, 6/17/24, Callable 5/17/24 @ 100+(a)	366,064
670,000	OP Corporate Bank plc, 0.50%, 8/12/25+(a)	761,963
1,900,000	OP Corporate Bank plc, 1.63% (EUSA5+200bps), 6/9/30, Callable 6/9/25 @ 100+(a)	2,126,467
400,000	Total Capital International SA, Series E, 2.13%, 11/19/21+(a)	461,482
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23+(a)	473,471
1,200,000	Volvo Treasury AB, Series E, 0.29% (EUR003M+65bps), 9/13/21+(a)	1,342,938
300,000	Volvo Treasury AB, 0.90%, 2/11/23+(a)	329,240
700,000	Vonovia Finance BV, 0.75%, 1/25/22+(a)	791,747
1,500,000	Vonovia Finance BV, Series E, 0.13%, 4/6/23, Callable 3/6/23 @ 100+(a)	1,672,808

		13,808,384

See accompanying notes to the financial statements.

16

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Telecommunication Services (0.3%):
$900,000	Orange SA, Series E, 0.50%, 1/15/22, Callable 12/15/21 @ 100+(a)	$1,017,011
200,000	Orange SA, Series E, 0.75%, 9/11/23, Callable 6/11/23 @ 100+(a)	228,256
330,000	Swisscom Finance BV, 0.38%, 11/14/28, Callable 8/14/28 @ 100+(a)	372,285
540,000	Telenor ASA, Series E, 0.07%, 9/25/23, Callable 6/25/23 @ 100+(a)	605,184
1,705,000	Telstra Corp., Ltd., Series E, 3.50%, 9/21/22+(a)	2,052,819

		4,275,555

Electric Utilities (0.2%):
500,000	Elia Transmission Belgium SA, 0.88%, 4/28/30, Callable 1/28/30 @ 100+(a)	573,162
470,000	National Grid Electricity Transmission, 0.19%, 1/20/25, Callable 10/20/24 @ 100+(a)	528,751
500,000	RTE Reseau de Transport d’Electricite, Series E, 1.63%, 10/8/24, Callable 7/8/24 @ 100+(a)	595,849
900,000	RTE Reseau de Transport d’Electricite SADIR, 4.13%, 2/3/21+(a)	1,034,522

		2,732,284

Electrical Equipment (0.1%):
1,565,000	Eaton Capital Unlimited Co., 0.02%, 5/14/21, Callable 4/14/21 @ 100+(a)	1,752,716
400,000	Schneider Electric SE, 0.04%, 6/12/23, Callable 5/12/23 @ 100+(a)	448,805
400,000	Schneider Electric SE, Series E, 0.25%, 9/9/24, Callable 6/9/24 @ 100+(a)	451,619

		2,653,140

Electronic Equipment, Instruments & Components (0.0%†):
750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	840,802

Equity Real Estate Investment Trusts (0.0%†):
125,000	Prologis International Funding II SA, 1.63%, 6/17/32, Callable 3/17/32 @ 100+(a)	146,381
600,000	Unibail-Rodamco-Westfield SE, 2.00%, 6/29/32, Callable 3/29/32 @ 100+(a)	669,966

		816,347

Health Care Equipment & Supplies (0.3%):
730,000	DH Europe Finance II Sarl, 0.20%, 3/18/26, Callable 12/18/25 @ 100+	806,268
265,000	DH Europe Finance II Sarl, 1.35%, 9/18/39, Callable 3/18/39 @ 100+	283,151
1,970,000	Medtronic Global Holdings SCA, 0.28%, 12/2/22, Callable 11/2/22 @ 100+	2,198,084

		3,287,503

Health Care Providers & Services (0.0%†):
430,000	Fresenius Medical Care AG & Co. KGaA, 1.50%, 5/29/30, Callable 2/28/30 @ 100+(a)	498,460

Household Durables (0.0%†):
300,000	Mohawk Capital Finance SA, 1.75%, 6/12/27, Callable 4/12/27 @ 100+	346,367

Independent Power and Renewable Electricity Producers (0.0%†):
100,000	Eurogrid GmbH, 1.11%, 5/15/32, Callable 2/15/32 @ 100+(a)	118,069

Principal Amount		Fair Value
Foreign Bonds, continued
Industrial Conglomerates (0.4%):
$2,215,000	Siemens Financieringsmaatschappij NV, Series E, 0.03%, 9/5/21+(a)	$2,487,349
2,300,000	Siemens Financieringsmat, 0.07%, 2/20/23+(a)	2,579,028

		5,066,377

IT Services (0.0%†):
700,000	Amadeus IT Group SA, 2.88%, 5/20/27, Callable 2/20/27 @ 100+(a)	829,738
400,000	Capgemini Se, 1.13%, 6/23/30, Callable 3/23/30 @ 100+(a)	445,363

		1,275,101

Media (0.0%†):
610,000	SES SA, 2.00%, 7/2/28, Callable 4/2/28 @ 100+(a)	681,365
495,000	Sky, Ltd., Series E, 1.50%, 9/15/21+(a)	564,400
660,000	WPP Finance SA, 2.38%, 5/19/27+(a)	760,733

		2,006,498

Multi-Utilities (0.4%):
1,300,000	E.ON SE, Series E, 0.20%, 10/24/22, Callable 9/24/22 @ 100+(a)	1,453,622
1,400,000	Engie SA, Series E, 0.38%, 2/28/23, Callable 11/28/22 @ 100+(a)	1,582,283
600,000	Engie SA, 1.75%, 3/27/28, Callable 12/27/27 @ 100+(a)	728,540
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	493,809
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100+(a)	317,819
200,000	Redexis Gas Finance BV, 1.88%, 5/28/25, Callable 2/28/25 @ 100+(a)	232,073
400,000	Suez SA, 1.25%, 5/14/35, Callable 2/14/35 @ 100+(a)	455,618
1,300,000	Veolia Environnement SA, Series E, 0.67%, 3/30/22, Callable 12/30/21 @ 100+(a)	1,469,264
200,000	Veolia Environnement SA, 1.59%, 1/10/28, Callable 10/10/27 @ 100+(a)	242,274
100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100+(a)	112,118

		7,087,420

Oil, Gas & Consumable Fuels (0.0%†):
390,000	Equinor ASA, 1.38%, 5/22/32, Callable 2/22/32 @ 100+(a)	465,279

Pharmaceuticals (0.4%):
475,000	Abbott Ireland Financing DAC, 0.88%, 9/27/23, Callable 8/27/23 @ 100+(a)	545,608
490,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+(a)	547,056
2,200,000	Merck Financial Services GmbH, Series E, 0.01%, 12/15/23, Callable 9/15/23 @ 100+(a)	2,459,533
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100+(a)	558,591
740,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+(a)	844,871
1,335,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	1,489,249
840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	949,569

		7,394,477

See accompanying notes to the financial statements.

17

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Professional Services (0.0%†):
$520,000	RELX Finance BV, 0.39%, 3/18/24, Callable 2/18/24 @ 100+(a)	$575,823
220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	244,421

		820,244

Semiconductors & Semiconductor Equipment (0.0%†):
495,000	ASML Holding NV, 0.63%, 5/7/29, Callable 2/7/29 @ 100+(a)	558,928

Software (0.1%):
2,200,000	Dassault Systemes SE, 0.10%, 9/16/22, Callable 8/16/22 @ 100+(a)	2,465,809

Textiles, Apparel & Luxury Goods (0.2%):
100,000	Kering SA, 0.75%, 5/13/28, Callable 2/13/28 @ 100+(a)	114,399
200,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.15%, 2/28/21+(a)	224,452
690,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.38%, 5/26/22, Callable 2/26/22 @ 100+(a)	778,925
900,000	LVMH Moet Hennessy Louis Vuitton SE, 0.17%, 2/11/24, Callable 12/11/23 @ 100+(a)	1,004,746
1,900,000	LVMH Moet Hennessy Louis Vuitton SE, 0.26%, 2/11/26, Callable 11/11/25 @ 100+(a)	2,104,013
220,000	Richemont International Holding SA, 0.75%, 5/26/28, Callable 2/26/28 @ 100+(a)	253,943

		4,480,478

Total Foreign Bonds (Cost $90,485,657)		91,634,680

Yankee Dollars (6.0%):
Airlines (0.0%†):
219,333	Air Canada Pass Through Trust, Class B, Series 2015-2, 5.00%, 6/15/25(a)	179,853
309,272	Air Canada Pass Through Trust, Class A, Series 2017-1, 3.30%, 7/15/31(a)	275,264

		455,117

Auto Components (0.0%†):
612,000	Magna International, Inc., 2.45%, 6/15/30, Callable 3/15/30 @ 100	623,333

Automobiles (0.1%):
1,147,000	Volkswagen International Finance NV, 4.00%, 8/12/20(a)	1,149,854

Banks (1.7%):
2,400,000	Banco Santander SA, 2.71%, 6/27/24	2,518,975
200,000	Banco Santander SA, 3.31%, 6/27/29	214,687
89,000	Bank of Nova Scotia, 3.13%, 4/20/21	90,976
1,170,000	Barclays Bank plc, 1.70%, 5/12/22, Callable 4/12/22 @ 100	1,187,311
2,540,000	Barclays plc, 4.34%(US0003M+136bps), 5/16/24, Callable 5/16/23 @ 100	2,736,851
1,525,000	BNP Paribas SA, 3.38%, 1/9/25(a)	1,643,828
202,000	BNP Paribas SA, 2.82%(US0003M+1bps), 11/19/25, Callable 11/19/24 @ 100(a)	211,189
470,000	BPCE SA, 3.00%, 5/22/22(a)	485,777
1,172,000	BPCE SA, 2.70%, 10/1/29(a)	1,244,229
250,000	Danske Bank A/S, 3.00%(US0003M+125bps), 9/20/22, Callable 9/20/21 @ 100(a)	253,703

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$580,000	Danske Bank A/S, 3.88%, 9/12/23(a)	$613,129
1,100,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,220,400
592,000	Danske Bank A/S, 1.23%, 6/22/24, Callable 6/22/23 @ 100(a)	594,559
200,000	Danske Bank A/S, 3.24%(US0003M+159bps), 12/20/25, Callable 12/20/24 @ 100(a)	207,506
590,000	HSBC Holdings plc, 2.65%, 1/5/22	608,213
2,053,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	2,124,272
200,000	HSBC Holdings plc, 4.58%(US0003M+153bps), 6/19/29, Callable 6/19/28 @ 100	229,956
1,036,000	HSBC Holdings plc, 4.95%, 3/31/30	1,239,136
486,000	HSBC Holdings plc, 2.85%(SOFR+239bps), 6/4/31, Callable 6/4/30 @ 100	499,144
615,000	ING Groep NV, 1.40%(H15T1Y+110bps), 7/1/26, Callable 7/1/25 @ 100(a)	617,437
205,000	Lloyds Banking Group plc, 4.05%, 8/16/23	221,832
1,128,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	1,170,300
605,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	614,067
3,641,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	3,959,635
220,000	Mizuho Financial Group, Inc., 3.92%(US0003M+100bps), 9/11/24, Callable 9/11/23 @ 100	237,208
2,395,000	Mizuho Financial Group, Inc., 2.84%(US0003M+98bps), 7/16/25, Callable 7/16/24 @ 100	2,510,429
1,015,000	Mizuho Financial Group, Inc., 2.55%(US0003M+110bps), 9/13/25, Callable 9/13/24 @ 100	1,057,073
2,092,000	Mizuho Financial Group, Inc., 2.23%(US0003M+83bps), 5/25/26, Callable 5/25/25 @ 100	2,144,524
200,000	Mizuho Financial Group, Inc., 3.17%, 9/11/27	214,311
1,247,000	Royal Bank of Canada, Series G, 3.70%, 10/5/23, MTN	1,360,440
210,000	Standard Chartered plc, 3.95%, 1/11/23(a)	218,625
694,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	737,295
708,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	761,567

		33,748,584

Beverages (0.2%):
2,754,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	2,855,878

Biotechnology (0.1%):
2,249,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	2,495,554

Capital Markets (0.2%):
1,208,000	Credit Suisse AG, 3.63%, 9/9/24	1,332,791
1,178,000	Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100(a)	1,215,155

See accompanying notes to the financial statements.

18

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$315,000	Credit Suisse Group Funding Guernsey, Ltd., 4.55%, 4/17/26	$362,250
180,000	Deutsche Bank AG, 2.95%, 8/20/20	180,277
206,000	Deutsche Bank AG, 4.10%, 1/13/26^	218,589
2,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100(a)	2,260
400,000	UBS Group AG, 3.00%, 4/15/21(a)	407,743
1,888,000	UBS Group AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	1,955,821
395,000	UBS Group AG, 4.13%, 9/24/25(a)	447,701

		6,122,587

Chemicals (0.0%†):
250,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100(a)	253,098
220,000	LYB International Finance BV, 4.00%, 7/15/23	238,340

		491,438

Communications Equipment (0.0%†):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	135,089
6,000	Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	6,539

		141,628

Consumer Finance (0.2%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,711,616
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,455,566

		3,167,182

Diversified Financial Services (0.5%):
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	267,969
2,069,000	GE Capital International Funding, 4.42%, 11/15/35	2,085,351
9,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100	9,468
1,396,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)	1,526,365
323,000	NXP BV/NXP Funding LLC, 5.55%, 12/1/28, Callable 9/1/28 @ 100(a)	393,673
452,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	511,849
1,040,000	ORIX Corp., 2.90%, 7/18/22	1,077,400
575,000	ORIX Corp., 3.25%, 12/4/24	619,563
160,000	Shell International Finance BV, 2.50%, 9/12/26	172,182
1,642,000	Shell International Finance BV, 2.38%, 11/7/29, Callable 8/7/29 @ 100	1,716,493
20,000	Total Capital Canada, Ltd., 2.75%, 7/15/23	21,192
242,000	Total Capital International SA, 3.70%, 1/15/24	265,719
920,000	Total Capital International SA, 3.75%, 4/10/24	1,013,499
495,000	Total Capital International SA, 2.43%, 1/10/25, Callable 10/10/24 @ 100	524,237

		10,204,960

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	405,389

Food & Staples Retailing (0.0%†):
850,000	Seven & I Holdings Co., Ltd., 3.35%, 9/17/21(a)	873,338

Principal Amount		Fair Value
Yankee Dollars, continued
Insurance (0.1%):
$196,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	$231,727
955,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	1,158,012

		1,389,739

Interactive Media & Services (0.2%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	533,203
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	534,726
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,565,163
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	558,626

		3,191,718

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	334,730

Machinery (0.0%†):
10,000	CNH Industrial NV, 3.85%, 11/15/27, Callable 8/15/27 @ 100	10,536
560,000	Ingersoll-Rand Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	607,644

		618,180

Media (0.0%†):
460,000	Sky, Ltd., 3.75%, 9/16/24(a)	512,078

Oil, Gas & Consumable Fuels (0.1%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	552,919
1,373,000	Shell International Finance BV, 3.88%, 11/13/28, Callable 8/13/28 @ 100	1,590,056
465,000	Shell International Finance BV, 4.38%, 5/11/45	576,063
134,000	Suncor Energy, Inc., 5.95%, 12/1/34	160,440
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	383,644
208,000	Suncor Energy, Inc., 6.50%, 6/15/38	261,947
33,000	TransCanada PipeLines, Ltd., 6.20%, 10/15/37	43,965

		3,569,034

Pharmaceuticals (0.2%):
1,074,000	AstraZeneca plc, 3.38%, 11/16/25	1,203,029
1,284,000	Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	1,583,499

		2,786,528

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	260,566

Road & Rail (0.0%†):
865,000	Canadian Pacific Railway, Ltd., 2.05%, 3/5/30, Callable 12/5/29 @ 100	885,446

Sovereign Bond (2.2%):
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27	5,490,132
910,000	Mexico Government International Bond, 3.75%, 1/11/28	946,283
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	644,776
2,175,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,490,375
655,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	704,125

See accompanying notes to the financial statements.

19

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$689,000	Province of Manitoba, 3.05%, 5/14/24	$752,013
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	771,735
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,694,775
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	298,973
5,422,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	5,321,080
581,000	Republic of Indonesia, 4.10%, 4/24/28	643,443
2,690,000	Republic of Indonesia, 2.85%, 2/14/30^	2,747,063
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	624,594
420,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	471,450
540,000	Republic of Panama, 4.50%, 5/15/47	660,825
980,000	Republic of Peru, 4.13%, 8/25/27	1,123,456
281,000	Republic of Peru, 5.63%, 11/18/50	443,408
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,451,424
2,741,000	United Mexican States, 4.50%, 4/22/29	2,963,695
7,085,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100	6,972,454
1,220,000	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,428,925

		42,645,004

Wireless Telecommunication Services (0.1%):
645,000	Vodafone Group plc, 4.13%, 5/30/25	729,340
457,000	Vodafone Group plc, 4.38%, 2/19/43	528,452
759,000	Vodafone Group plc, 5.25%, 5/30/48	988,455

		2,246,247

Total Yankee Dollars (Cost $116,291,785)		121,174,112

Municipal Bonds (1.5%):
Ohio (0.0%†):
490,000	City of Cleveland Airport System Revenue, 2.88%, 1/1/31	496,801

New York (0.1%):
1,520,000	City of New York, GO, 5.00%, 8/1/30	2,050,237
885,000	New York State Thruway Authority Revenue, 2.90%, 1/1/35	955,136

		3,005,373

Massachusetts (0.2%):
620,000	Commonwealth of Massachusetts, GO, 5.00%, 3/1/29	835,078
1,260,000	Massachusetts School Building Authority Revenue, 3.40%, 10/15/40, Continuously Callable @100	1,307,300
450,000	Massachusetts School Building Authority Revenue, Series B, 5.00%, 10/15/41, Pre-refunded 10/15/21 @ 100	477,765
1,780,000	Massachusetts Water Resources Authority Revenue, 3.10%, 8/1/39, Continuously Callable @100	1,863,001

		4,483,144

North Carolina (0.2%):
450,000	County of Mecklenburg NC, GO, 5.00%, 3/1/30, Continuously Callable @100	597,839

Principal Amount		Fair Value
Municipal Bonds, continued
North Carolina, continued
$1,610,000	State of North Carolina, GO, 5.00%, 6/1/30, Continuously Callable @100	$2,166,674

		2,764,513

Florida (0.0%†):
140,000	County of Miami-Dade FL Aviation Revenue, 3.28%, 10/1/29	145,880
520,000	County of Miami-Dade FL Water & Sewer System Revenue, 3.49%, 10/1/42, Continuously Callable @100	556,395

		702,275

New Jersey (0.0%†):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	706,922
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @100	817,400
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	251,689
350,000	Rutgers The State University of New Jersey Revenue, 3.27%, 5/1/43	357,364

		2,133,375

California (0.1%):
1,055,000	San Diego Community College District, GO, 3.34%, 8/1/43, Continuously Callable @100	1,098,582
160,000	State of California, Build America Bonds, GO, 7.63%, 3/1/40	278,029
347,000	University of California Revenue, 4.77%, 5/15/15	467,930
50,000	University of California Revenue, 4.86%, 5/15/12	68,598

		1,913,139

Delaware (0.0%†):
550,000	State of Delaware, GO, 5.00%, 1/1/30	754,826

Lousiana (0.2%):
870,000	State of Louisiana, GO, 5.00%, 3/1/28	1,120,334
830,000	State of Louisiana, GO, 5.00%, 3/1/27	1,044,970

		2,165,304

Maryland (0.5%):
1,665,000	State of Maryland, GO, 5.00%, 3/15/29	2,225,954
2,605,000	State of Maryland, GO, 5.00%, 3/15/28	3,430,940
665,000	State of Maryland, GO, 5.00%, 3/15/27	853,168

		6,510,062

Minnesota (0.0%†):
730,000	State of Minnesota, GO, 5.00%, 8/1/29, Continuously Callable @100	963,359

Oregon (0.0%†):
635,000	State of Oregon Department of Transportation Revenue, 3.17%, 11/15/38, Continuously Callable @100	675,145

Pennsylvania (0.0%†):
530,000	The Pennsylvania State University Revenue, Series D, 2.84%, 9/1/50	549,133

Michigan (0.1%):
1,024,000	University of Michigan Revenue, 2.44%, 4/1/40, Continuously Callable @100	1,061,407

See accompanying notes to the financial statements.

20

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Nebraska (0.1%):
$1,175,000	University of Nebraska Facilities Corp. Revenue, 3.04%, 10/1/49	$1,305,061

Total Municipal Bonds (Cost $28,786,003)		29,482,917

U.S. Government Agency Mortgages (29.0%):
Federal Home Loan Bank (0.3%)
4,080,000	3.56%, 5/16/33	5,140,751

		5,140,751

Federal Home Loan Mortgage Corporation (3.7%)
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25	3,974,777
1,092,188	Class A1, Series KIR2, 2.75%, 3/25/27	1,160,428
216,279	3.00%, 9/1/27, Pool #U70060	228,532
3,185,000	Class A2, Series K076, 3.90%, 4/25/28	3,809,961
11,000	Class A2, Series K078, 3.85%, 6/25/28	13,129
116,781	3.00%, 7/1/28, Pool #U79018	123,785
1,180,000	Class A2, Series K083, 4.05%, 9/25/28	1,432,249
5,128,000	Class A2, Series K084, 3.78%, 10/25/28	6,108,012
1,050,000	Class A2, Series K088, 3.69%, 1/25/29	1,255,643
591,000	1.27%, 9/15/29(c)	528,262
50,073	3.00%, 1/1/30, Pool #V60724	52,958
40,452	3.00%, 1/1/30, Pool #V60696	42,797
79,895	2.50%, 3/1/30, Pool #V60770	84,190
133,975	2.50%, 5/1/30, Pool #V60796	140,843
205,104	2.50%, 5/1/30, Pool #J31728	215,636
187,170	3.00%, 5/1/30, Pool #J31689	199,197
86,998	2.50%, 5/1/30, Pool #J31418	91,163
361,577	3.00%, 6/1/30, Pool #V60840	385,661
169,417	3.00%, 7/1/30, Pool #G15520	179,719
19,958	3.00%, 7/1/30, Pool #J32181	21,243
33,351	2.50%, 7/1/30, Pool #J32209	34,953
9,355	2.50%, 7/1/30, Pool #V60905	9,836
8,918	2.50%, 7/1/30, Pool #J32491	9,375
34,557	2.50%, 7/1/30, Pool #J32204	36,478
22,589	3.00%, 8/1/30, Pool #J32436	23,965
119,833	2.50%, 8/1/30, Pool #V60902	126,374
35,116	3.00%, 8/1/30, Pool #V60909	37,448
151,554	2.50%, 8/1/30, Pool #V60886	159,824
115,894	2.50%, 9/1/30, Pool #V60903	122,355
370,968	2.50%, 9/1/30, Pool #V60904	389,991
190,000	6.75%, 3/15/31	298,562
197,000	1.41%, 3/15/31(c)	170,885
589,693	2.50%, 4/1/31, Pool #G16186	621,965
113,896	5.50%, 2/1/35, Pool #G04692	130,839
174,378	6.00%, 4/1/39, Pool #G07613	207,395
33,690	4.50%, 12/1/39, Pool #A90196	37,354
1,751,408	3.50%, 1/1/40, Pool #RB5028	1,841,788
1,958,438	3.00%, 2/1/40, Pool #RB5033	2,066,385
203,031	3.50%, 2/1/40, Pool #RB5034	215,110
29,961	4.50%, 7/1/40, Pool #A93010	33,217
41,159	4.00%, 8/1/40, Pool #A93534	45,090
642,224	4.50%, 9/1/40, Pool #A93700	713,353
232,489	4.00%, 9/1/40, Pool #A93851	258,341
39,790	4.00%, 10/1/40, Pool #A95923	44,539
36,231	4.00%, 11/1/40, Pool #A95144	40,541
33,380	4.00%, 11/1/40, Pool #A94977	37,369
29,952	4.00%, 11/1/40, Pool #A94779	33,513

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$2,351	4.00%, 4/1/41, Pool #Q00093	$2,576
104,974	4.50%, 5/1/41, Pool #Q00959	116,378
90,750	4.50%, 5/1/41, Pool #Q00804	100,593
426,926	Class FL, Series 4248, 0.63%(US0001M+45bps), 5/15/41	421,773
477,708	5.50%, 6/1/41, Pool #G07553	541,034
34,815	4.00%, 10/1/41, Pool #Q03841	38,982
65,882	4.00%, 10/1/41, Pool #Q04022	73,765
518,627	3.50%, 10/1/41, Pool #G08462	557,502
106,131	5.00%, 10/1/41, Pool #G07642	119,148
256,905	3.50%, 4/1/42, Pool #C03811	284,552
235,132	3.50%, 4/1/42, Pool #Q07417	258,211
25,196	3.50%, 5/1/42, Pool #Q08239	27,501
7,528	3.50%, 5/1/42, Pool #Q08306	8,215
13,838	3.50%, 5/1/42, Pool #Q07896	14,782
216,001	3.50%, 8/1/42, Pool #G07106	237,154
29,442	3.50%, 8/1/42, Pool #Q12162	32,310
359,719	3.50%, 8/1/42, Pool #Q10724	384,346
32,288	3.50%, 10/1/42, Pool #Q11750	34,425
18,969	3.50%, 10/1/42, Pool #Q11909	20,829
437,561	3.50%, 11/1/42, Pool #Q13134	472,517
254,559	3.00%, 12/1/42, Pool #C04320	275,006
297,491	3.00%, 1/1/43, Pool #Q14866	319,200
181,831	3.00%, 3/1/43, Pool #Q16403	194,620
280,416	3.00%, 3/1/43, Pool #Q16673	299,385
133,070	3.50%, 6/1/43, Pool #Q18718	142,947
204,723	3.50%, 7/1/43, Pool #Q20206	227,412
104,638	3.50%, 8/1/43, Pool #Q21320	112,540
3,114,582	3.00%, 9/1/43, Pool #G60675	3,374,202
89,573	4.00%, 9/1/43, Pool #Q21579	101,364
263,270	3.00%, 10/1/43, Pool #G60037	284,460
221,441	4.50%, 12/1/43, Pool #G60018	239,972
277,643	4.50%, 12/1/43, Pool #Q23779	306,328
22,342	3.50%, 1/1/44, Pool #Q24368	24,806
920,241	Class XZ, Series 4316, 4.50%, 3/15/44	1,161,426
925,255	3.50%, 4/1/44, Pool #G07848	1,011,708
16,223	3.50%, 4/1/44, Pool #Q25812	18,032
121,085	4.00%, 4/1/44, Pool #Q25643	135,764
1,346,986	Class ZX, Series 4352, 4.00%, 4/15/44	1,504,657
18,290	3.50%, 5/1/44, Pool #Q26452	20,312
37,641	3.50%, 5/1/44, Pool #Q26362	41,766
25,563	3.50%, 5/1/44, Pool #Q26218	28,615
16,527	3.50%, 5/1/44, Pool #Q25988	18,348
115,835	3.50%, 6/1/44, Pool #Q28764	127,217
18,548	3.50%, 6/1/44, Pool #Q26707	20,526
22,515	3.50%, 7/1/44, Pool #Q27319	25,192
163,554	4.00%, 7/1/44, Pool #G60901	178,417
81,123	3.50%, 8/1/44, Pool #Q27843	90,098
103,195	3.50%, 9/1/44, Pool #Q28605	114,640
39,792	3.50%, 9/1/44, Pool #Q28604	44,546
16,190	3.50%, 9/1/44, Pool #Q28763	17,686
7,046	3.50%, 11/1/44, Pool #Q29697	7,699
2,586	3.50%, 11/1/44, Pool #Q29911	2,826
28,757	3.50%, 1/1/45, Pool #Q31122	31,415
43,590	3.50%, 1/1/45, Pool #Q30876	47,644
30,436	4.00%, 2/1/45, Pool #Q31338	34,692

See accompanying notes to the financial statements.

21

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$14,936	4.00%, 2/1/45, Pool #Q31128	$17,040
14,145	3.50%, 5/1/45, Pool #Q33131	15,457
94,372	3.50%, 5/1/45, Pool #Q33606	103,052
92,691	3.50%, 6/1/45, Pool #Q34176	101,216
2,600	3.50%, 7/1/45, Pool #Q34960	2,839
26,347	3.50%, 9/1/45, Pool #Q36302	29,459
231,727	4.00%, 10/1/45, Pool #Q36972	254,547
10,043	3.50%, 10/1/45, Pool #V81932	10,963
35,052	4.00%, 12/1/45, Pool #Q37955	39,970
38,954	4.00%, 12/1/45, Pool #Q37957	44,050
405,000	3.50%, 1/1/46, Pool #G60393	442,822
30,377	3.50%, 2/1/46, Pool #V82209	33,135
288,682	3.50%, 3/1/46, Pool #Q39250	314,921
353,268	3.50%, 5/1/46, Pool #G60561	385,806
566,862	4.00%, 7/1/46, Pool #V82528	622,552
8,045,678	3.00%, 8/1/46, Pool #G60717	8,696,803
284,475	4.00%, 8/1/46, Pool #V82553	312,328
665,087	Class FB, Series 4606, 0.68%(US0001M+50bps), 8/15/46	666,002
481,006	3.00%, 9/1/46, Pool #G60718	516,516
41,216	4.00%, 9/1/46, Pool #G60729	45,230
1,398,057	3.00%, 9/1/46, Pool #Q42979	1,501,726
3,018,631	3.00%, 9/1/46, Pool #Q43104	3,264,340
94,297	4.00%, 10/1/46, Pool #V82661	103,552
521,851	3.00%, 12/1/46, Pool #Q44853	564,386
240,580	3.00%, 12/1/46, Pool #Q45080	260,936
117,078	3.00%, 12/1/46, Pool #Q45083	128,170
1,588,638	3.00%, 12/1/46, Pool #V82781	1,693,010
459,820	3.00%, 12/1/46, Pool #Q45064	493,568
1,952,453	4.00%, 2/1/47, Pool #V82929	2,143,626
841,176	3.50%, 3/1/47, Pool #G60968	929,699
2,112,960	4.50%, 7/1/47, Pool #G61047	2,347,109
153,449	3.50%, 7/1/47, Pool #Q53113	170,253
584,197	3.50%, 10/1/47, Pool #G61178	650,930
763,323	3.50%, 12/1/47, Pool #G61208	850,647
175,343	3.50%, 1/1/48, Pool #Q53648	191,304
1,800,811	3.50%, 1/1/48, Pool #Q53747	1,936,917
89,825	3.50%, 1/1/48, Pool #Q53630	100,120
2,454,670	4.50%, 8/1/48, Pool #G67715	2,740,244

		74,852,336

Federal National Mortgage Association (18.6%)
104,843	2.50%, 9/1/27, Pool #AP5205	109,823
155,927	2.50%, 9/1/27, Pool #AB6194	164,640
37,266	2.50%, 2/1/28, Pool #AB8446	39,049
51,482	3.00%, 4/1/28, Pool #AT3121	54,525
81,291	2.50%, 4/1/28, Pool #AB8870	85,187
56,755	3.00%, 5/1/28, Pool #AT6033	60,132
222,437	2.50%, 8/1/28, Pool #AS0190	235,061
1,289,000	Class A2, Series 2018-M14, 3.70%, 8/25/28, Pool #A2	1,504,843
999,845	3.50%, 9/1/28, Pool #AL4245	1,058,743
13,781	3.00%, 10/1/28, Pool #AQ4132	14,600
127,224	3.00%, 10/1/28, Pool #AU8774	134,806
270,130	3.50%, 10/1/28, Pool #AV0198	286,074
423,119	3.50%, 11/1/28, Pool #AV1360	448,075
14,725	3.00%, 11/1/28, Pool #AV0298	15,600

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$336,297	3.00%, 4/1/29, Pool #AW0937	$357,784
2,805,000	Class A2, Series 2019-M7, 3.14%, 4/25/29	3,207,181
233,118	3.00%, 5/1/29, Pool #AW2544	247,482
476,500	3.00%, 6/1/29, Pool #AS2676	507,015
122,923	3.00%, 7/1/29, Pool #AW1281	130,272
569,905	3.00%, 7/1/29, Pool #AW4229	605,056
145,217	3.50%, 9/1/29, Pool #AX0105	154,421
941,467	3.00%, 9/1/29, Pool #AL6897	1,000,905
324,488	3.50%, 9/1/29, Pool #AL5806	345,022
301,311	3.00%, 9/1/29, Pool #AS3220	320,601
1,350,000	Class A2, Series 2020-M1, 2.44%, 9/25/29	1,496,651
40,633	3.50%, 10/1/29, Pool #AX2741	43,203
171,420	3.00%, 10/1/29, Pool #AS3594	181,965
227,127	3.50%, 12/1/29, Pool #AS3988	241,464
661,281	3.00%, 1/1/30, Pool #AL6144	703,626
2,605,000	1.32%, 1/15/30(c)	2,310,244
24,780	2.50%, 2/1/30, Pool #AS4485	26,042
27,906	2.50%, 2/1/30, Pool #AS4488	29,430
93,861	2.50%, 2/1/30, Pool #BM3403	98,544
182,341	2.50%, 3/1/30, Pool #AS4688	193,206
132,402	3.00%, 3/1/30, Pool #AL6583	139,405
106,624	3.00%, 4/1/30, Pool #AL6584	113,686
83,722	2.50%, 4/1/30, Pool #AY3416	88,697
42,273	2.50%, 5/1/30, Pool #AY0828	44,758
64,112	3.00%, 5/1/30, Pool #AL6761	68,165
3,901,000	1.33%, 5/15/30(c)	3,441,735
351,629	3.00%, 6/1/30, Pool #AL9381	373,331
40,351	2.50%, 7/1/30, Pool #AZ2170	42,769
87,116	3.00%, 7/1/30, Pool #AL7139	92,890
103,835	3.00%, 7/1/30, Pool #AX9701	110,709
24,613	3.00%, 7/1/30, Pool #AX9700	25,909
143,566	2.50%, 7/1/30, Pool #AS5403	151,519
24,579	2.50%, 7/1/30, Pool #AS5405	25,752
15,293	3.00%, 7/1/30, Pool #AZ2297	16,104
711,873	3.50%, 8/1/30, Pool #AL7430	756,117
21,289	3.50%, 8/1/30, Pool #AS5707	22,820
91,869	2.50%, 8/1/30, Pool #AS5614	97,351
128,498	3.00%, 8/1/30, Pool #AS5623	136,971
174,501	2.50%, 8/1/30, Pool #AS5616	183,413
67,348	2.50%, 8/1/30, Pool #AS5548	71,075
275,748	2.50%, 8/1/30, Pool #BM3552	288,933
146,394	3.00%, 8/1/30, Pool #AL7227	156,049
114,881	3.00%, 8/1/30, Pool #AS5622	122,499
21,939	3.00%, 8/1/30, Pool #AZ7833	23,091
22,449	3.00%, 8/1/30, Pool #AX3298	23,636
165,491	3.00%, 8/1/30, Pool #AL7225	176,462
11,574	3.00%, 8/1/30, Pool #AZ8597	12,179
94,333	3.50%, 8/1/30, Pool #AS5708	101,014
30,675	3.00%, 9/1/30, Pool #AL7320	32,562
90,332	3.00%, 9/1/30, Pool #AS5714	96,310
83,218	2.50%, 9/1/30, Pool #AS5786	87,845
117,653	3.00%, 9/1/30, Pool #AS5728	123,864
47,046	3.00%, 9/1/30, Pool #AZ5719	49,535
105,124	2.50%, 9/1/30, Pool #AS5872	111,408
92,178	2.50%, 11/1/30, Pool #AS6115	96,887
99,134	2.50%, 11/1/30, Pool #AS6141	105,045

See accompanying notes to the financial statements.

22

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$95,392	2.50%, 11/1/30, Pool #AS6142	$100,694
13,796	2.50%, 11/1/30, Pool #AL7800	14,500
99,449	2.50%, 11/1/30, Pool #AS6116	105,605
1,848,662	3.00%, 1/1/31, Pool #BM3537	1,968,852
156,547	2.50%, 3/1/31, Pool #BM1595	164,058
154,956	2.50%, 6/1/31, Pool #AS7320	164,130
275,448	2.50%, 7/1/31, Pool #AS7617	291,748
246,109	2.50%, 7/1/31, Pool #AS7605	260,690
51,555	4.00%, 8/1/31, Pool #AY4707	56,940
11,758	2.50%, 8/1/31, Pool #BC2777	12,453
38,909	4.00%, 8/1/31, Pool #AY4688	42,733
1,935,300	3.00%, 8/1/31, Pool #AL9376	2,048,303
172,872	3.00%, 9/1/31, Pool #AL9378	184,020
2,305,873	2.50%, 10/1/31, Pool #BC4773	2,431,376
103,495	2.00%, 10/1/31, Pool #MA2774	107,093
349,757	2.50%, 10/1/31, Pool #AS8009	368,994
621,698	2.50%, 10/1/31, Pool #AS8208	658,589
1,133,843	2.50%, 10/1/31, Pool #AS8195	1,195,529
461,197	2.50%, 10/1/31, Pool #AS8193	484,731
183,143	2.50%, 11/1/31, Pool #AS8245	193,105
598,509	2.00%, 11/1/31, Pool #BM3054	619,308
495,852	2.00%, 11/1/31, Pool #AS8251	513,118
31,484	2.00%, 11/1/31, Pool #AS8291	32,579
166,532	2.00%, 11/1/31, Pool #BC9040	172,334
253,048	2.50%, 11/1/31, Pool #AS8241	266,972
182,774	2.50%, 11/1/31, Pool #BC2628	192,745
378,503	2.50%, 11/1/31, Pool #AS8240	400,887
166,445	2.50%, 11/1/31, Pool #BC2629	176,313
329,474	2.50%, 11/1/31, Pool #BC2631	347,264
139,265	2.00%, 12/1/31, Pool #MA2845	144,112
1,028,113	3.50%, 2/1/32, Pool #AS8885	1,094,661
19,021	3.00%, 2/1/32, Pool #BE5670	20,234
33,748	2.50%, 2/1/32, Pool #BM1036	35,528
626,643	2.50%, 3/1/32, Pool #AS9319	668,518
568,468	3.00%, 3/1/32, Pool #AS9327	604,709
576,032	2.50%, 3/1/32, Pool #AS9318	609,714
321,515	2.50%, 3/1/32, Pool #AS9317	339,304
363,166	2.50%, 3/1/32, Pool #AS9316	385,962
836,459	2.00%, 3/1/32, Pool #BM3061	872,791
544,086	2.50%, 3/1/32, Pool #AS9321	574,354
2,488,164	3.50%, 4/1/32, Pool #BM3503	2,651,194
1,801,909	3.50%, 5/1/32, Pool #BM1602	1,936,165
2,646,771	3.00%, 6/1/32, Pool #BM1791	2,828,896
847,124	2.50%, 8/1/32, Pool #BM3578	896,044
321,494	3.00%, 9/1/32, Pool #BM3240	338,452
90,796	3.50%, 11/1/32, Pool #BJ2054	98,596
58,006	3.50%, 1/1/33, Pool #BJ2096	61,657
103,835	5.50%, 1/1/33, Pool #676661	118,793
1,613,279	2.50%, 2/1/33, Pool #BM3793	1,716,019
74,171	5.50%, 5/1/33, Pool #555424	84,600
112,563	4.00%, 9/1/33, Pool #BK7642	120,966
471,722	4.00%, 10/1/33, Pool #CA2406	510,015
638,975	4.00%, 10/1/33, Pool #CA2404	691,987
342,992	4.00%, 10/1/33, Pool #CA2527	363,806
343,695	4.00%, 10/1/33, Pool #CA2528	373,627
1,970,720	4.00%, 11/1/33, Pool #CA2557	2,141,314

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$363,404	4.00%, 11/1/33, Pool #CA2555	$395,337
784,422	2.50%, 12/1/33, Pool #FM1680	822,337
583,469	5.00%, 2/1/35, Pool #735226	675,664
180,405	5.50%, 2/1/35, Pool #735989	208,445
44,379	5.00%, 3/1/35, Pool #735288	51,469
16,175	6.00%, 4/1/35, Pool #735504	19,086
1,900,000	5.00%, 7/25/35, TBA	2,021,051
200,000	4.50%, 7/25/35, TBA	210,395
83,120	5.00%, 9/1/35, Pool #889974	96,144
182,329	4.00%, 1/1/36, Pool #AB0686	202,979
414,118	5.50%, 9/1/36, Pool #995113	489,576
47,787	3.00%, 10/1/36, Pool #AL9227	50,378
344,735	3.00%, 11/1/36, Pool #AS8348	363,995
138,171	3.00%, 11/1/36, Pool #AS8349	145,885
415,118	3.00%, 12/1/36, Pool #AS8553	452,801
307,158	3.00%, 12/1/36, Pool #BE1896	329,727
18,657	5.50%, 2/1/38, Pool #961545	20,804
13,396	6.00%, 3/1/38, Pool #889529	15,977
95,830	5.50%, 5/1/38, Pool #889692	109,621
73,016	5.50%, 5/1/38, Pool #889441	81,985
42,677	6.00%, 5/1/38, Pool #889466	50,877
63,953	5.50%, 6/1/38, Pool #995018	73,125
18,536	5.50%, 9/1/38, Pool #889995	21,087
44,220	6.00%, 10/1/38, Pool #889983	52,746
233,036	5.50%, 1/1/39, Pool #AB0200	272,287
99,096	4.50%, 4/1/39, Pool #930922	109,456
185,451	3.50%, 5/1/39, Pool #MA3660	195,414
109,916	4.50%, 5/1/39, Pool #AL1472	121,618
1,020,157	5.00%, 6/1/39, Pool #AL7521	1,179,894
652,622	6.00%, 7/1/39, Pool #BF0056	766,297
49,718	5.50%, 10/1/39, Pool #AD0362	58,808
1,600,322	3.00%, 11/1/39, Pool #MA3831	1,700,011
557,158	3.50%, 12/1/39, Pool #MA3869	585,908
43,623	5.50%, 12/1/39, Pool #AD0571	49,656
310,591	5.50%, 12/1/39, Pool #AC6680	361,898
260,499	3.50%, 1/1/40, Pool #MA3891	276,094
6,094,164	4.50%, 1/1/40, Pool #AC8568	6,753,099
95,908	3.00%, 1/1/40, Pool #MA3890	101,033
83,778	3.00%, 1/1/40, Pool #BP1151	89,910
426,062	3.50%, 2/1/40, Pool #MA3935	451,408
4,696,500	3.00%, 2/1/40, Pool #MA3934	4,946,069
40,828	5.50%, 3/1/40, Pool #AL5304	46,347
35,012	4.50%, 4/1/40, Pool #AD4038	38,644
294,313	6.00%, 4/1/40, Pool #AL4141	346,980
55,867	6.50%, 5/1/40, Pool #AL1704	65,883
150,752	4.00%, 7/1/40, Pool #AE0113	164,994
85,191	4.50%, 7/1/40, Pool #AB1226	94,468
85,096	4.50%, 7/1/40, Pool #AD7127	92,660
3,773	4.00%, 8/1/40, Pool #AD9136	4,133
267,726	4.00%, 8/1/40, Pool #AE0216	293,246
33,106	6.00%, 9/1/40, Pool #AE0823	38,540
294,789	4.00%, 10/1/40, Pool #AE7535	322,884
732,000	4.00%, 10/1/40, Pool #AB1614	812,918
48,115	4.00%, 11/1/40, Pool #AE8407	52,693
216,152	4.00%, 12/1/40, Pool #AH0946	236,736
31,370	4.00%, 12/1/40, Pool #AH0006	34,347

See accompanying notes to the financial statements.

23

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	$3,131,614
52,319	4.00%, 1/1/41, Pool #AL7167	55,597
7,919,788	Class ZA, Series 2011-8, 4.00%, 2/25/41	8,507,541
493,093	4.00%, 4/1/41, Pool #AI1186	540,092
72,988	6.00%, 6/1/41, Pool #AL4142	85,880
700,088	5.00%, 7/1/41, Pool #AL7524	792,305
38,030	4.50%, 7/1/41, Pool #AB3314	42,104
842,767	5.50%, 9/1/41, Pool #AL8430	997,692
53,401	4.00%, 9/1/41, Pool #AI5228	58,502
546,918	4.00%, 9/1/41, Pool #AJ1541	598,895
45,094	4.50%, 9/1/41, Pool #AI8961	50,380
36,440	4.00%, 10/1/41, Pool #AC9312	39,874
2,729,067	4.00%, 11/1/41, Pool #AJ4701	3,032,604
135,066	4.00%, 12/1/41, Pool #AB4054	153,901
43,698	4.00%, 12/1/41, Pool #AJ7684	49,786
38,104	3.50%, 1/1/42, Pool #AK2073	42,035
1,121,598	4.00%, 1/1/42, Pool #AB4307	1,230,173
280,311	3.50%, 1/1/42, Pool #AW8154	304,961
124,963	4.00%, 2/1/42, Pool #AB4530	136,725
34,778	3.50%, 4/1/42, Pool #AK7510	37,807
120,814	3.50%, 4/1/42, Pool #AO0777	127,079
237,098	4.00%, 5/1/42, Pool #AO2961	259,299
82,362	4.00%, 5/1/42, Pool #A02114	90,056
19,314	3.50%, 5/1/42, Pool #AO2881	21,071
79,053	4.00%, 5/1/42, Pool #AT6144	90,097
32,924	3.50%, 6/1/42, Pool #AK9225	35,909
76,585	4.00%, 6/1/42, Pool #AL2003	83,865
20,840	3.50%, 6/1/42, Pool #AO3048	22,726
35,445	3.50%, 6/1/42, Pool #AL2168	39,257
43,553	3.50%, 6/1/42, Pool #AO3107	48,085
170,005	4.00%, 7/1/42, Pool #AL4244	192,910
2,784,139	4.00%, 7/1/42, Pool #AL2160	3,171,577
49,788	3.50%, 7/1/42, Pool #AO9707	54,329
46,751	4.00%, 7/1/42, Pool #AL2607	51,160
926,176	4.00%, 8/1/42, Pool #AL2242	1,014,029
78,071	3.50%, 8/1/42, Pool #AO7152	83,877
82,319	4.00%, 9/1/42, Pool #AL2901	90,128
41,425	4.00%, 9/1/42, Pool #AX3706	45,382
254,607	4.50%, 9/1/42, Pool #AL2482	281,089
369,546	3.50%, 10/1/42, Pool #AB6512	389,222
163,306	3.00%, 12/1/42, Pool #AB7425	176,892
200,835	4.00%, 12/1/42, Pool #AL6055	228,838
199,913	3.00%, 12/1/42, Pool #AB7271	216,558
92,445	3.50%, 12/1/42, Pool #AQ7127	99,649
357,595	3.50%, 12/1/42, Pool #AL8045	384,002
493,476	3.00%, 1/1/43, Pool #AB7458	532,964
517,348	3.00%, 1/1/43, Pool #AB7567	558,781
128,326	4.00%, 1/1/43, Pool #AL7369	140,570
1,677,083	4.50%, 1/1/43, Pool #AL8206	1,853,194
498,289	3.00%, 1/1/43, Pool #AB7497	538,293
332,733	3.00%, 1/1/43, Pool #AB7755	361,058
266,344	3.00%, 1/1/43, Pool #AB7565	289,908
203,627	3.50%, 2/1/43, Pool #AL2935	224,753
117,164	3.00%, 3/1/43, Pool #AR9218	123,448
17,022	3.50%, 3/1/43, Pool #AT0310	18,041
29,200	3.50%, 3/1/43, Pool #AR8128	30,945

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$14,130	3.50%, 3/1/43, Pool #AR6909	$14,974
39,920	3.50%, 3/1/43, Pool #AR9203	43,941
210,081	4.00%, 3/1/43, Pool #AL3300	233,431
518,128	3.50%, 3/1/43, Pool #AL3409	553,994
45,768	3.00%, 3/1/43, Pool #AB8712	49,664
114,009	3.00%, 3/1/43, Pool #AB8830	123,708
83,231	3.00%, 3/1/43, Pool #AR7568	88,833
348,257	3.00%, 3/1/43, Pool #AB8701	377,930
93,173	3.00%, 3/1/43, Pool #AR7576	98,174
45,319	3.00%, 4/1/43, Pool #AB9033	49,179
328,078	3.00%, 4/1/43, Pool #AB9016	355,983
89,538	3.00%, 4/1/43, Pool #AB8924	94,349
20,495	3.50%, 4/1/43, Pool #AT3019	21,721
51,634	3.00%, 4/1/43, Pool #AT2037	55,103
103,628	3.00%, 4/1/43, Pool #AB8923	109,188
99,078	3.00%, 4/1/43, Pool #AT2043	104,397
169,444	3.00%, 4/1/43, Pool #AT2040	178,555
128,277	3.00%, 4/1/43, Pool #AR8630	135,172
29,752	3.50%, 5/1/43, Pool #MA1440	31,933
83,569	3.50%, 5/1/43, Pool #AB9255	91,978
21,043	3.50%, 6/1/43, Pool #AB9567	23,163
12,937	3.00%, 6/1/43, Pool #AB9564	14,187
389,049	3.50%, 7/1/43, Pool #AL4010	430,548
122,852	3.50%, 7/1/43, Pool #AR7145	131,798
59,984	3.50%, 7/1/43, Pool #AT3906	66,048
546,597	3.50%, 7/1/43, Pool #AU0918	607,123
355,859	3.50%, 7/1/43, Pool #AT9667	381,974
186,296	3.50%, 7/1/43, Pool #AT8464	198,462
437,295	3.50%, 8/1/43, Pool #AS0209	483,897
44,230	3.50%, 8/1/43, Pool #AU3270	48,952
91,516	3.50%, 8/1/43, Pool #AU0613	101,260
106,673	3.50%, 8/1/43, Pool #AU0570	118,042
13,091	3.50%, 8/1/43, Pool #AU3032	14,543
12,336	3.50%, 8/1/43, Pool #AT7333	13,707
15,905	3.50%, 9/1/43, Pool #AT7267	17,673
1,375,267	4.00%, 10/1/43, Pool #BM1502	1,502,401
91,079	4.00%, 10/1/43, Pool #AL7577	99,821
904,712	3.50%, 11/1/43, Pool #AL9745	971,845
1,086,210	5.00%, 12/1/43, Pool #AL7777	1,217,169
88,175	3.50%, 1/1/44, Pool #AS1539	97,928
83,648	3.50%, 1/1/44, Pool #AS1703	92,925
107,808	4.00%, 3/1/44, Pool #AV6577	121,001
3,089,731	3.50%, 5/1/44, Pool #BM5002	3,443,421
21,975	3.50%, 6/1/44, Pool #AW6405	24,416
9,016	3.50%, 6/1/44, Pool #AS2591	10,008
21,098	4.00%, 7/1/44, Pool #AW7055	23,867
1,359,143	4.00%, 8/1/44, Pool #AL5601	1,549,474
601,630	5.00%, 11/1/44, Pool #AL8878	690,569
13,801	4.00%, 12/1/44, Pool #AX6255	15,739
15,140	4.00%, 12/1/44, Pool #AY0299	17,279
182,098	4.00%, 12/1/44, Pool #AX9372	206,103
157,468	4.00%, 1/1/45, Pool #AY0367	178,142
58,158	4.00%, 1/1/45, Pool #AX8713	65,723
402,085	3.50%, 2/1/45, Pool #BM1100	439,334
96,654	4.00%, 2/1/45, Pool #AY2693	110,216
26,630	4.00%, 2/1/45, Pool #AY1866	30,372

See accompanying notes to the financial statements.

24

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$143,499	4.00%, 2/1/45, Pool #AS4308	$160,832
54,301	4.00%, 5/1/45, Pool #AY9770	61,844
19,556	4.00%, 5/1/45, Pool #AY8218	22,088
306,577	5.00%, 6/1/45, Pool #BM3784	350,868
381,594	3.50%, 7/1/45, Pool #AS5459	426,548
964,859	3.50%, 7/1/45, Pool #AS5453	1,053,127
49,566	3.50%, 8/1/45, Pool #AS5640	54,095
191,912	4.50%, 9/1/45, Pool #AL7936	213,974
428,690	3.50%, 10/1/45, Pool #MA2414	454,885
32,907	4.00%, 10/1/45, Pool #BA2878	37,182
35,908	4.00%, 10/1/45, Pool #BA2879	40,195
37,526	4.00%, 10/1/45, Pool #BA2877	42,767
34,507	4.00%, 10/1/45, Pool #AZ9244	38,982
34,494	4.00%, 10/1/45, Pool #AZ9243	39,309
86,382	4.00%, 10/1/45, Pool #AL7442	98,477
85,779	3.50%, 11/1/45, Pool #AS6195	95,884
10,341	4.50%, 11/1/45, Pool #AS6233	11,456
1,405,150	3.50%, 11/1/45, Pool #BM1124	1,558,984
100,969	4.50%, 11/1/45, Pool #AL9501	114,156
377,383	4.00%, 12/1/45, Pool #AS6347	422,972
104,020	4.00%, 12/1/45, Pool #BA4736	118,573
111,110	4.00%, 12/1/45, Pool #BA4737	125,596
361,017	3.50%, 12/1/45, Pool #AL9635	391,612
50,699	4.00%, 12/1/45, Pool #BA2924	56,811
302,048	4.50%, 12/1/45, Pool #BM1756	334,634
227,135	4.00%, 2/1/46, Pool #AS6662	254,243
420,432	3.50%, 3/1/46, Pool #AS6823	458,448
2,240,762	3.50%, 3/1/46, Pool #AS6788	2,448,717
4,551,181	3.50%, 4/1/46, Pool #BC5981	5,042,895
329,750	3.50%, 4/1/46, Pool #AS7015	351,114
180,320	3.50%, 4/1/46, Pool #AL8521	199,895
269,876	3.50%, 5/1/46, Pool #AL8570	294,337
1,441,548	3.50%, 6/1/46, Pool #AS7383	1,572,114
1,183,659	3.50%, 6/1/46, Pool #AS7353	1,290,984
25,859	3.00%, 6/1/46, Pool #AS7365	27,791
59,342	3.50%, 6/1/46, Pool #BC1154	66,290
1,517,140	4.00%, 6/1/46, Pool #AL9093	1,651,212
3,907,516	4.00%, 7/1/46, Pool #AL8857	4,286,211
2,718,631	3.50%, 7/1/46, Pool #BA7748	2,926,585
561,605	4.50%, 7/1/46, Pool #BM3053	644,186
788,351	4.50%, 7/1/46, Pool #BM1920	891,306
2,895,536	3.00%, 7/1/46, Pool #BC1450	3,108,414
33,521	4.00%, 8/1/46, Pool #BD3933	38,193
31,790	3.00%, 8/1/46, Pool #AL9031	34,811
635,938	3.50%, 8/1/46, Pool #AL8952	693,558
3,107,692	3.00%, 8/1/46, Pool #BC1486	3,336,598
48,306	4.00%, 8/1/46, Pool #BD4900	55,025
1,043,143	Class UF, Series 2016-48, 0.58%(US0001M+40bps), 8/25/46	1,035,819
96,505	4.00%, 9/1/46, Pool #BD1481	109,913
715,003	3.00%, 9/1/46, Pool #AL9214	767,803
602,980	3.50%, 9/1/46, Pool #AL9511	662,422
1,941,290	3.00%, 9/1/46, Pool #BD1469	2,104,695
16,565	3.50%, 9/1/46, Pool #BE0547	18,047
2,515,336	3.00%, 9/1/46, Pool #AS7847	2,700,119
24,512	4.00%, 9/1/46, Pool #BD7826	27,921

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$699,153	3.00%, 10/1/46, Pool #AL9215	$755,758
523,686	3.00%, 10/1/46, Pool #AL9266	562,229
788,226	3.00%, 10/1/46, Pool #BD8925	858,437
77,008	3.50%, 11/1/46, Pool #BD8477	83,898
755,623	3.00%, 11/1/46, Pool #AL9325	816,756
281,327	4.00%, 11/1/46, Pool #BC9012	320,491
5,198,796	4.00%, 11/1/46, Pool #AS8374	5,820,266
3,947,656	3.50%, 11/1/46, Pool #AL9424	4,246,148
473,599	3.50%, 11/1/46, Pool #BM1938	525,076
283,866	3.00%, 11/1/46, Pool #BD9641	309,336
32,734	3.50%, 11/1/46, Pool #BC7299	35,727
341,286	3.00%, 11/1/46, Pool #BD9645	366,154
601,667	3.50%, 11/1/46, Pool #AS8371	672,019
542,960	3.00%, 11/1/46, Pool #BD9644	586,342
820,840	3.50%, 11/1/46, Pool #BD8970	901,184
189,018	3.00%, 11/1/46, Pool #BD9643	204,242
39,561	3.50%, 11/1/46, Pool #BE1932	43,177
342,399	3.50%, 12/1/46, Pool #BE2103	374,246
1,193,539	3.50%, 12/1/46, Pool #AS8493	1,318,271
107,540	3.50%, 12/1/46, Pool #AL9593	118,168
1,553,951	3.00%, 12/1/46, Pool #AS8486	1,684,861
603,923	3.50%, 12/1/46, Pool #BC9084	669,542
105,495	3.50%, 1/1/47, Pool #BE4913	114,885
697,124	3.50%, 1/1/47, Pool #AS8653	778,737
272,314	3.50%, 1/1/47, Pool #AL9774	304,434
211,363	3.50%, 1/1/47, Pool #BD8531	232,196
1,790,974	3.50%, 1/1/47, Pool #AL9725	2,000,391
835,235	3.50%, 2/1/47, Pool #BM3792	911,834
87,142	3.00%, 2/1/47, Pool #BD5056	94,755
335,744	3.00%, 2/1/47, Pool #BD5049	362,328
520,110	3.50%, 2/1/47, Pool #BE1534	562,177
1,492,170	3.50%, 2/1/47, Pool #AL9920	1,630,142
283,226	3.50%, 2/1/47, Pool #BE3188	313,117
245,110	3.50%, 3/1/47, Pool #BH0158	264,881
1,799,578	4.00%, 3/1/47, Pool #890824	2,002,036
778,396	3.00%, 3/1/47, Pool #AS8925	840,348
2,528,741	4.00%, 3/1/47, Pool #BM1155	2,810,621
608,590	3.00%, 3/1/47, Pool #AS8936	652,744
3,242,720	3.50%, 4/1/47, Pool #AS9443	3,503,768
682,006	4.00%, 5/1/47, Pool #BH0398	746,407
688,164	3.50%, 5/1/47, Pool #BM1174	752,623
1,096,549	3.50%, 5/1/47, Pool #BD2417	1,184,477
373,230	3.50%, 5/1/47, Pool #BE9375	403,417
171,993	3.50%, 5/1/47, Pool #BM1937	191,032
240,763	3.50%, 6/1/47, Pool #BH0567	262,260
551,574	3.50%, 6/1/47, Pool #BM1902	609,078
587,373	4.00%, 7/1/47, Pool #BH3401	643,156
381,388	3.50%, 7/1/47, Pool #BM1571	421,646
751,516	4.00%, 8/1/47, Pool #BM1619	817,063
234,989	3.50%, 9/1/47, Pool #BM1822	255,604
90,657	3.50%, 9/1/47, Pool #BH8295	99,877
361,347	4.50%, 10/1/47, Pool #BM3052	407,527
509,325	3.50%, 10/1/47, Pool #BM1952	563,108
95,885	3.50%, 11/1/47, Pool #CA0681	106,001
600,378	3.50%, 11/1/47, Pool #CA0689	668,867
431,594	4.50%, 12/1/47, Pool #BH7067	476,959

See accompanying notes to the financial statements.

25

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$642,695	3.50%, 12/1/47, Pool #BM3326	$715,989
46,549	3.50%, 12/1/47, Pool #BM3327	51,468
3,176,216	3.50%, 12/1/47, Pool #BH7060	3,479,933
725,664	3.50%, 12/1/47, Pool #BM3282	808,402
1,165,524	3.50%, 1/1/48, Pool #CA0993	1,283,668
1,306,465	3.50%, 1/1/48, Pool #CA1058	1,455,405
47,123	3.50%, 1/1/48, Pool #BJ8650	52,042
120,010	3.50%, 1/1/48, Pool #BJ8120	133,670
409,346	3.50%, 1/1/48, Pool #CA0995	444,870
76,081	3.50%, 1/1/48, Pool #BJ8126	83,804
239,856	3.50%, 1/1/48, Pool #BJ5879	265,104
950,435	4.00%, 2/1/48, Pool #CA1199	1,019,605
198,725	4.00%, 2/1/48, Pool #BJ9058	220,066
198,193	4.00%, 2/1/48, Pool #BJ9057	216,787
1,427,718	4.00%, 2/1/48, Pool #CA1255	1,546,638
275,471	4.50%, 4/1/48, Pool #BM3846	316,771
168,816	4.00%, 4/1/48, Pool #BM3762	191,487
176,601	4.00%, 4/1/48, Pool #BM3763	198,641
3,206,759	4.00%, 4/1/48, Pool #CA1541	3,519,787
4,472,326	4.00%, 4/1/48, Pool #CA1545	4,796,127
5,571,986	4.50%, 5/1/48, Pool #CA1704	6,189,786
528,751	5.00%, 6/1/48, Pool #CA2317	576,942
164,295	4.50%, 7/1/48, Pool #BK6113	189,203
26,651	4.50%, 7/1/48, Pool #BK4471	29,754
1,700,000	5.50%, 7/25/48, TBA	1,867,875
64,000	5.00%, 7/25/48, TBA	69,870
2,655,359	5.00%, 9/1/48, Pool #MA3472	2,897,384
266,756	5.00%, 10/1/48, Pool #MA3501	291,070
478,559	5.00%, 10/1/48, Pool #BK7881	522,179
397,118	5.00%, 11/1/48, Pool #MA3527	433,314
143,970	5.00%, 12/1/48, Pool #BN4404	159,097
293,298	5.00%, 1/1/49, Pool #BN4430	324,114
395,853	5.00%, 1/1/49, Pool #BN3949	431,934
5,085,000	2.50%, 7/25/49, TBA	5,301,907
10,293,000	4.00%, 7/25/49, TBA	10,907,362
1,093,259	3.50%, 2/1/50, Pool #CA5130	1,177,717
2,033,224	4.00%, 3/1/50, Pool #CA5364	2,205,151
388,602	3.00%, 5/1/50, Pool #FM2934	416,840
515,927	3.00%, 5/1/50, Pool #FM2965	553,424
6,053,055	3.50%, 7/25/50, TBA	6,366,111
4,823,000	6.00%, 7/25/50, TBA	5,421,353
15,247,832	3.00%, 7/25/50, TBA	16,060,255
7,500,000	3.00%, 8/25/50, TBA	7,884,082
60,711,000	2.50%, 8/25/50, TBA	63,170,269

		378,667,716

Government National Mortgage Association (6.4%)
17,698	4.50%, 9/15/33, Pool #615516	19,575
61,918	5.00%, 12/15/33, Pool #783571	67,521
18,227	6.50%, 8/20/38, Pool #4223	22,388
15,715	6.50%, 10/15/38, Pool #673213	17,533
10,095	6.50%, 11/20/38, Pool #4292	12,324
17,670	6.50%, 12/15/38, Pool #782510	20,253
206,602	5.00%, 1/15/39, Pool #782557	237,836
136,302	5.00%, 4/15/39, Pool #782619	156,984
81,338	5.00%, 4/15/39, Pool #711939	90,238
15,447	4.00%, 4/20/39, Pool #4422	16,541

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$13,177	5.00%, 6/15/39, Pool #782696	$14,917
53,308	4.00%, 7/20/39, Pool #4494	58,001
85,671	5.00%, 10/20/39, Pool #4559	96,173
10,024	4.50%, 12/20/39, Pool #G24598	11,203
26,922	4.50%, 1/15/40, Pool #728627	29,855
12,363	4.50%, 1/20/40, Pool #4617	13,815
9,767	4.50%, 2/20/40, Pool #G24636	10,981
69,556	5.00%, 5/15/40, Pool #782958	77,207
664	4.50%, 5/20/40, Pool #G24696	729
60,995	5.00%, 6/15/40, Pool #697862	70,370
65,951	4.50%, 7/15/40, Pool #745793	73,227
563,678	4.50%, 7/15/40, Pool #733795	636,194
25,445	4.50%, 7/20/40, Pool #4746	28,011
47,311	4.50%, 8/20/40, Pool #4771	52,073
23,770	4.50%, 9/20/40, Pool #748948	25,606
14,514	4.00%, 9/20/40, Pool #G24800	15,789
115,869	4.50%, 10/15/40, Pool #783609	129,736
43,883	4.50%, 10/20/40, Pool #4834	48,310
372,996	4.00%, 10/20/40, Pool #G24833	405,766
690,943	4.00%, 11/20/40, Pool #4853	751,673
340,157	4.00%, 12/20/40, Pool #G24882	370,068
150,393	4.00%, 1/15/41, Pool #759138	164,909
301,208	4.00%, 1/20/41, Pool #4922	327,700
35,751	4.50%, 2/15/41, Pool #738019	40,325
1,221,074	4.00%, 2/20/41, Pool #742887	1,328,101
5,092	4.00%, 2/20/41, Pool #4945	5,540
98,595	4.00%, 3/15/41, Pool #762838	108,090
7,054	5.00%, 4/20/41, Pool #5018	8,227
15,272	5.00%, 6/20/41, Pool #5083	17,812
113,539	4.50%, 6/20/41, Pool #783590	122,192
265,974	4.50%, 7/20/41, Pool #5115	301,615
78,919	4.50%, 7/20/41, Pool #783584	84,935
52,745	4.50%, 7/20/41, Pool #754367	56,850
7,715	5.00%, 7/20/41, Pool #5116	9,039
404,814	4.00%, 7/20/41, Pool #742895	442,829
84,961	4.50%, 11/15/41, Pool #783610	95,150
231,764	3.50%, 1/15/42, Pool #553461	244,724
316,663	4.00%, 4/20/42, Pool #MA0023	342,702
123,296	5.00%, 7/20/42, Pool #MA0223	135,946
383,738	3.50%, 4/15/43, Pool #AD2334	407,663
603,416	3.50%, 4/20/43, Pool #MA0934	648,619
337,618	3.50%, 5/20/43, Pool #MA1012	362,907
28,306	4.00%, 7/20/43, Pool #MA1158	30,633
1,182,257	4.50%, 6/20/44, Pool #MA1997	1,295,966
1,036,756	4.00%, 8/20/44, Pool #MA2149	1,124,816
21,117	4.00%, 8/20/44, Pool #AJ2723	23,427
19,112	4.00%, 8/20/44, Pool #AJ4687	21,229
9,143	4.00%, 8/20/44, Pool #AI4166	9,710
27,432	4.00%, 8/20/44, Pool #AI4167	30,470
517,037	5.00%, 12/20/44, Pool #MA2448	585,303
61,338	3.00%, 12/20/44, Pool #MA2444	65,454
1,620,135	Class ZD, Series 2015-3, 4.00%, 1/20/45	2,029,939
528,956	3.00%, 2/15/45, Pool #784439	559,668
1,165,013	3.00%, 4/20/45, Pool #MA2753	1,242,047
2,667,119	3.50%, 4/20/45, Pool #MA2754	2,873,449
3,232,896	3.50%, 5/20/45, Pool #MA2826	3,461,996

See accompanying notes to the financial statements.

26

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$63,251	3.00%, 6/20/45, Pool #MA2891	$67,439
192,733	3.00%, 7/20/45, Pool #MA2960	205,507
64,406	3.00%, 8/20/45, Pool #MA3033	68,680
388,740	3.00%, 10/20/45, Pool #MA3172	415,841
305,510	5.00%, 12/20/45, Pool #MA3313	350,316
16,603,431	3.50%, 3/20/46, Pool #MA3521	17,680,038
10,217,503	3.50%, 4/20/46, Pool #MA3597	10,922,179
49,503	3.00%, 5/20/46, Pool #MA3662	52,681
3,232,764	3.50%, 5/20/46, Pool #MA3663	3,447,257
6,797,735	3.50%, 6/20/46, Pool #MA3736	7,266,534
1,125,427	3.00%, 6/20/46, Pool #MA3735	1,199,125
2,234,796	3.00%, 7/20/46, Pool #MA3802	2,381,313
1,118,742	3.50%, 7/20/46, Pool #MA3803	1,195,881
4,629,577	3.00%, 9/20/46, Pool #MA3936	4,927,009
4,371,393	3.50%, 9/20/46, Pool #MA3937	4,670,431
224,798	3.50%, 10/20/46, Pool #AX4345	240,747
112,676	3.50%, 10/20/46, Pool #AX4343	120,557
295,244	3.50%, 10/20/46, Pool #AX4344	316,813
121,533	3.50%, 10/20/46, Pool #AX4341	131,654
23,178	4.00%, 10/20/46, Pool #AQ0542	24,908
139,038	3.50%, 10/20/46, Pool #AX4342	150,770
121,355	3.00%, 11/20/46, Pool #MA4068	129,152
350,083	3.00%, 12/20/46, Pool #MA4126	372,571
145,983	4.50%, 3/15/47, Pool #AZ8560	161,651
220,074	4.50%, 4/15/47, Pool #AZ8596	241,682
151,564	4.50%, 4/15/47, Pool #AZ8597	167,771
125,686	4.50%, 5/15/47, Pool #BA7888	138,082
4,907,136	4.00%, 6/20/47, Pool #MA4511	5,246,910
23,759	4.00%, 9/15/47, Pool #BC5919	25,378
31,414	4.00%, 10/15/47, Pool #BD3187	33,582
28,940	4.00%, 10/15/47, Pool #BE1031	30,907
22,686	4.00%, 11/15/47, Pool #BE1030	24,222
3,885,506	4.00%, 11/20/47, Pool #MA4838	4,174,608
34,226	4.00%, 12/15/47, Pool #BE4664	36,558
1,900,099	4.00%, 12/20/47, Pool #MA4901	2,041,477
34,566	4.00%, 1/15/48, Pool #BE0143	36,905
24,524	4.00%, 1/15/48, Pool #BE0204	26,010
7,002,000	4.00%, 7/20/48, TBA	7,423,214
640,079	4.50%, 9/20/48, Pool #BD0560	688,231
2,072,937	4.50%, 3/20/49, Pool #MA5818	2,221,951
85,751	4.50%, 4/20/49, Pool #MA5877	92,553
892,050	4.50%, 5/20/49, Pool #MA5932	962,808
10,275,000	3.00%, 7/20/49, TBA	10,885,077
1,125,774	4.50%, 1/20/50, Pool #MA6412	1,203,723
1,609,035	4.50%, 2/20/50, Pool #MA6477	1,720,444
1,754,182	4.50%, 3/20/50, Pool #MA6544	1,893,328
5,010,657	4.00%, 4/20/50, Pool #MA6601	5,345,515
2,543,140	4.50%, 4/20/50, Pool #MA6602	2,716,917
978,575	4.00%, 5/20/50, Pool #MA6658	1,043,954
355,000	5.00%, 7/15/50, TBA	387,782
645,000	5.00%, 7/20/50, TBA	698,515

		128,198,037

Total U.S. Government Agency Mortgages (Cost $562,281,863)		586,858,840

U.S. Treasury Obligations (21.5%):
U.S. Treasury Bonds (9.8%):
2,480,000	5.38%, 2/15/31	3,684,350

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$14,025,000	4.75%, 2/15/37	$22,369,875
22,930,000	1.13%, 5/15/40	22,722,197
21,975,000	3.13%, 11/15/41	29,741,789
7,022,500	3.63%, 8/15/43	10,256,142
1,205,000	3.13%, 8/15/44	1,643,130
15,000	2.50%, 2/15/45	18,502
955,000	3.00%, 5/15/45	1,282,088
1,770,000	2.88%, 8/15/45	2,331,975
12,235,000	3.00%, 11/15/45	16,486,663
1,543,000	3.00%, 2/15/47	2,101,132
5,645,000	3.00%, 2/15/48	7,726,594
30,570,000	3.13%, 5/15/48(d)	42,836,214
4,055,000	3.38%, 11/15/48	5,957,048
8,700,000	3.00%, 2/15/49	12,011,438
125,000	2.88%, 5/15/49	169,082
15,710,000	1.25%, 5/15/50	15,096,328

		196,434,547

U.S. Treasury Inflation Index Bonds (1.2%):
15,619,073	0.13%, 1/15/30	16,876,905
5,376,490	1.00%, 2/15/48	7,100,436
758,085	0.25%, 2/15/50^	850,043

		24,827,384

U.S. Treasury Notes (10.5%):
24,320,000	0.13%, 5/15/23	24,285,800
9,405,000	0.25%, 6/15/23	9,425,573
5,570,000	2.00%, 5/31/24	5,955,548
6,230,000	1.50%, 11/30/24	6,570,703
5,615,000	1.75%, 12/31/24	5,988,748
10,345,000	1.38%, 1/31/25	10,865,483
20,065,000	1.13%, 2/28/25	20,864,465
3,164,000	0.50%, 3/31/25	3,196,629
16,246,000	0.38%, 4/30/25	16,317,076
13,710,000	0.25%, 5/31/25^	13,692,863
8,170,000	0.25%, 6/30/25	8,154,681
890,000	3.00%, 10/31/25	1,015,434
1,550,000	2.88%, 11/30/25	1,760,703
8,275,000	2.25%, 3/31/26	9,155,512
2,435,000	2.38%, 4/30/26	2,714,264
1,520,000	2.13%, 5/31/26	1,673,425
2,407,000	1.88%, 6/30/26	2,616,860
2,430,000	1.88%, 7/31/26	2,643,384
4,000,000	0.63%, 3/31/27	4,040,000
8,190,000	0.50%, 4/30/27	8,201,517
6,253,000	2.88%, 8/15/28	7,405,897
255,000	2.38%, 5/15/29	294,286
15,650,000	1.50%, 2/15/30	16,919,117
29,385,000	0.63%, 5/15/30^	29,306,946

		213,064,914

Total U.S. Treasury Obligations (Cost $389,068,957)		434,326,845

Commercial Paper (0.8%):
6,250,000	Boeing Co., 2.08%(c)	6,200,275
10,750,000	Ford Motor Credit Co., 3.71%(c)	10,679,641

Total Commercial Paper (Cost $16,891,111)		16,879,916

See accompanying notes to the financial statements.

27

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.5%):
9,869,225	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(e)	$9,869,225

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $9,869,225)		9,869,225

Shares		Fair Value
Unaffiliated Investment Companies (4.5%):
Money Markets (4.5%):
91,162,513	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(c)	$91,162,513

Total Unaffiliated Investment Company (Cost $91,162,513)		91,162,513

Total Investment Securities (Cost $2,041,260,873) — 106.1%		2,145,437,041
Net other assets (liabilities) — (6.1)%		(123,486,206)

Net Assets — 100.0%		$2,021,950,835

Percentages indicated are based on net assets as of June 30, 2020.

EUR003M—3 Month EUR LIBOR

EUAMDB01—1 Year EUR LIBOR

EUSA1—Euro 1 Year Swap Rate

EUSA5—Euro 5 Year Swap Rate

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $9,628,705.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2020.

(c)	The rate represents the effective yield at June 30, 2020.

(d)	All or a portion of this security has been pledged as collateral for open derivative positions.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

Securities Sold Short (-2.2%):

At June 30, 2020, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	3.00%	7/25/35	$(628,000)	$(662,295)	$(659,792)
Federal National Mortgage Association, TBA	3.50%	7/25/35	(2,204,766)	(2,327,751)	(2,316,038)
Federal National Mortgage Association, TBA	4.00%	7/25/35	(3,926,000)	(4,151,898)	(4,152,749)
Federal National Mortgage Association, TBA	4.50%	7/25/50	(756,000)	(814,826)	(812,287)
Federal National Mortgage Association, TBA	2.50%	7/25/35	(9,123,000)	(9,563,470)	(9,550,641)

Government National Mortgage Association
Government National Mortgage Association, TBA	3.50%	7/20/48	(2,292,203)	(2,426,433)	(2,418,632)

				$(19,946,673)	$(19,910,139)

See accompanying notes to the financial statements.

28

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Futures Contracts

At June 30, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Euro Buxl 30-Year Bond September Futures (Euro)	9/8/20	55	$(13,590,743)	$(300,297)
Euro Schatz Index September Futures (Euro)	9/8/20	325	(40,943,099)	(31,698)
Euro-Bobl September Futures (Euro)	9/8/20	249	(37,757,704)	(196,899)
Euro-Bund September Futures (Euro)	9/8/20	118	(23,399,832)	(246,063)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	671	(105,672,016)	(557,788)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	384	(53,442,000)	(111,105)
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar)	9/21/20	101	(18,034,813)	(117,426)

				$(1,561,276)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Euro-Btp Italian Government Bond September Futures (Euro)	9/8/20	39	$6,303,792	$184,834
U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/30/20	1,343	296,572,172	86,967
U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/30/20	103	12,951,446	27,880
Ultra Long Term U.S. Treasury Bond September Future (U.S. Dollar)	9/21/20	77	16,798,031	107,819

				$407,500

Total Net Futures Contracts				$(1,153,776)

Forward Currency Contracts

At June 30, 2020, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

European Euro	187,000	U.S. Dollar	209,319	Standard Charter Bank	7/3/20	$772
U.S. Dollar	460,264	European Euro	408,000	ANZ Banking Group, Ltd.	7/6/20	1,852
European Euro	116,578,000	U.S. Dollar	130,862,302	Bank National Paribas	7/6/20	119,811
U.S. Dollar	202,782	European Euro	179,000	CIBC	7/6/20	1,665
U.S. Dollar	378,067	European Euro	335,000	JPMorgan Chase	7/6/20	1,675
U.S. Dollar	295,121	European Euro	262,000	JPMorgan Chase	7/6/20	749
U.S. Dollar	1,584,015	European Euro	1,400,000	HSBC	7/6/20	11,034
U.S. Dollar	684,301	European Euro	606,000	Natwest Capital Markets, Ltd.	8/5/20	2,968

						$140,526

U.S. Dollar	606,000	European Euro	683,806	Natwest Capital Markets, Ltd.	7/2/20	$(3,021)
U.S. Dollar	180,765	European Euro	161,388	CIBC	7/6/20	(564)
U.S. Dollar	4,881,862	European Euro	4,369,165	Citigroup	7/6/20	(27,147)
U.S. Dollar	121,843,623	European Euro	109,464,000	UBS Warburg	7/6/20	(1,145,498)
U.S. Dollar	130,948,220	European Euro	116,578,000	Bank National Paribas	8/5/20	(121,660)
U.S. Dollar	209,466	European Euro	187,000	Standard Charter Bank	8/5/20	(781)

						$(1,298,671)

Total Net Forward Currency Contracts						$(1,158,145)

See accompanying notes to the financial statements.

29

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts

	Unrealized Appreciation	Unrealized Depreciation	Value

Forward currency contracts	$140,526	$(1,298,671)	$

See accompanying notes to the financial statements.

30

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$2,041,260,873

Investment securities, at value(a)	$2,145,437,041
Cash	20,663
Interest and dividends receivable	10,021,792
Foreign currency, at value (cost $59,854)	58,453
Unrealized appreciation on forward currency contracts	140,526
Receivable for capital shares issued	2,703
Receivable for investments sold	52,083,744
Receivable for TBA investments sold	131,859,779
Receivable for variation margin on futures contracts	353,647
Prepaid expenses	4,067

Total Assets	2,339,982,415

Liabilities:
Cash received as collateral for TBA commitments	329,885
Unrealized depreciation on forward currency contracts	1,298,671
Payable for investments purchased	35,228,241
Payable for TBA investments purchased	250,276,728
Payable for capital shares redeemed	199
Payable for collateral received on loaned securities	9,869,225
Securities sold short (Proceeds received $19,946,673)	19,910,139
Manager fees payable	570,997
Administration fees payable	17,098
Distribution fees payable	407,856
Custodian fees payable	19,605
Administrative and compliance services fees payable	3,709
Transfer agent fees payable	1,501
Trustee fees payable	24,144
Other accrued liabilities	73,582

Total Liabilities	318,031,580

Net Assets	$2,021,950,835

Net Assets Consist of:
Paid in capital	$1,824,355,317
Total distributable earnings	197,595,518

Net Assets	$2,021,950,835

Shares of beneficial interest (unlimited number of shares authorized, no par value)	170,325,142
Net Asset Value (offering and redemption price per share)	$11.87

(a)	Includes securities on loan of $9,628,705.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$24,488,606
Dividends	110,340
Income from securities lending	40,429

Total Investment Income	24,639,375

Expenses:
Manager fees	3,587,238
Administration fees	334,540
Distribution fees	2,562,324
Custodian fees	48,689
Administrative and compliance services fees	18,189
Transfer agent fees	3,660
Trustee fees	56,827
Professional fees	50,657
Shareholder reports	29,922
Other expenses	21,465

Total expenses	6,713,511

Net Investment Income/(Loss)	17,925,864

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	63,808,306
Net realized gains/(losses) on forward currency contracts	(571,031)
Net realized gains/(losses) on futures contracts	(6,024,661)
Net realized gains/(losses) on securities held short	(896,376)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	47,792,159
Change in net unrealized appreciation/depreciation on forward currency contracts	(4,258)
Change in net unrealized appreciation/depreciation on futures contracts	(2,485,008)
Change in net unrealized appreciation/depreciation on securities held short	89,753

Net realized and Change in net unrealized gains/losses on investments	101,708,884

Change in Net Assets Resulting From Operations	$119,634,748

See accompanying notes to the financial statements.

31

AZL Enhanced Bond Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$17,925,864	$46,912,188
Net realized gains/(losses) on investments	56,316,238	34,197,918
Change in unrealized appreciation/depreciation on investments	45,392,646	84,012,222

Change in net assets resulting from operations	119,634,748	165,122,328

Distributions to Shareholders:
Distributions	—	(48,427,627)

Change in net assets resulting from distributions to shareholders	—	(48,427,627)

Capital Transactions:
Proceeds from shares issued	130,525,467	365,053,905
Proceeds from dividends reinvested	—	48,427,627
Value of shares redeemed	(467,766,404)	(226,936,952)

Change in net assets resulting from capital transactions	(337,240,937)	186,544,580

Change in net assets	(217,606,189)	303,239,281
Net Assets:
Beginning of period	2,239,557,024	1,936,317,743

End of period	$2,021,950,835	$2,239,557,024

Share Transactions:
Shares issued	11,162,221	33,064,820
Dividends reinvested	—	4,323,895
Shares redeemed	(40,654,548)	(20,402,903)

Change in shares	(29,492,327)	16,985,812

See accompanying notes to the financial statements.

32

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$11.21		$10.59	$10.89	$10.67	$10.78	$11.13

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.25 (a)	0.28	0.20	0.09	0.27
Net Realized and Unrealized Gains/(Losses) on Investments	0.56		0.64	(0.35)	0.12	0.16	(0.24)

Total from Investment Activities	0.66		0.89	(0.07)	0.32	0.25	0.03

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.23)	(0.10)	(0.22)	(0.24)
Net Realized Gains	—		—	—	—	(0.14)	(0.14)

Total Dividends	—		(0.27)	(0.23)	(0.10)	(0.36)	(0.38)

Net Asset Value, End of Period	$11.87		$11.21	$10.59	$10.89	$10.67	$10.78

Total Return(b)	5.89	%(c)	8.38%	(0.58)%	3.01%	2.28%	0.23%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,021,951		$2,239,557	$1,936,318	$2,048,679	$2,009,721	$682,269
Net Investment Income/(Loss)(d)	1.75%		2.28%	2.41%	1.87%	1.93%	1.65%
Expenses Before Reductions(d)(e)	0.65%		0.65%	0.65%	0.65%	0.67%	0.66%
Expenses Net of Reductions(d)	0.65%		0.65%	0.65%	0.65%	0.67%	0.66%
Portfolio Turnover Rate	81	%(c)	119%	144%	214%	288%	342%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

33

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

34

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,931 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $9,869,225 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2020, $329,885 of collateral had been received by the Fund from counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund participated in the following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)
AZL Enhanced Bond Index Fund	$1,823,250	$711,719	$(33,004)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

35

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Forward Currency Contracts

During the period ended June 30, 2020, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $0.5 million, and the monthly average notional amount for short contracts was $196.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $334.1 million, and the monthly average notional amount for short contracts was $311.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$407,500	Payable for variation margin on futures contracts*	$1,561,276

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	140,526	Unrealized depreciation on forward currency contracts	1,298,671

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(6,024,661)	$(2,485,008)

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on futures contracts	(571,031)	(4,258)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2020. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020.

36

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

As of June 30, 2020, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$140,526	$1,298,671
Futures contracts	353,647	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	494,173	1,298,671
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(353,647)	—

Total assets and liabilities subject to a MNA	$140,526	$1,298,671

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2020:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

ANZ Banking Group, Ltd.	$1,852	$—	$—	$—	$1,852
Bank National Paribas	119,811	(119,811)	—	—	—
CIBC	1,665	(564)	—	—	1,101
HSBC	11,034	—	—	—	11,034
JPMorgan Chase	2,424	—	—	—	2,424
Natwest Capital Markets, Ltd.	2,968	(2,968)	—	—	—
Standard Charter Bank	772	(772)			—

Total	$140,526	$(124,115)	$—	$—	$16,411

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2020:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank National Paribas	$121,660	$(119,811)	$—	$—	$1,849
CIBC	564	(564)	—	—	—
Citigroup	27,147	—	—	—	27,147
National Capital Markets, Inc	3,021	(2,968)	—	—	53
Standard Charter Bank	781	(772)	—	—	9
UBS Warburg	1,145,498	—	—	—	1,145,498

Total	$1,298,671	$(124,115)	$—	$—	$1,174,556

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

37

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $8,879 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

38

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$71,639,470	$—	$71,639,470
Collateralized Mortgage Obligations	—	103,143,372	—	103,143,372
Corporate Bonds+	—	589,265,151	—	589,265,151
Foreign Bonds+	—	91,634,680	—	91,634,680
Yankee Dollars+	—	121,174,112	—	121,174,112
Municipal Bonds	—	29,482,917	—	29,482,917
U.S. Government Agency Mortgages	—	586,858,840	—	586,858,840
U.S. Treasury Obligations	—	434,326,845	—	434,326,845
Commercial Paper	—	16,879,916	—	16,879,916
Short-Term Securities Held as Collateral for Securities on Loan	9,869,225	—	—	9,869,225
Unaffiliated Investment Companies	91,162,513	—	—	91,162,513

Total Investment Securities	101,031,738	2,044,405,303	—	2,145,437,041

Securities Sold Short	—	(19,910,139)	—	(19,910,139)
Other Financial Instruments:*
Futures Contracts	(1,153,776)	—	—	(1,153,776)
Forward Currency Contracts	—	(1,158,145)	—	(1,158,145)

Total Investments	$99,877,962	$2,023,337,019	$—	$2,123,214,981

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward contracts.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$1,588,257,363	$1,909,718,273

For the period ended June 30, 2020, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$946,753,242	$1,345,704,659

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments

39

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $2,354,193,838. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$58,949,952
Unrealized (depreciation)	(4,183,767)

Net unrealized appreciation/(depreciation)	$54,766,185

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2019, the Fund utilized $35,210,515 in CLCFs to offset capital gains.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Enhanced Bond Index Fund	$7,187,227	$12,605,150	$19,792,377

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Enhanced Bond Index Fund	$48,427,627	$—	$48,427,627

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

40

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Enhanced Bond Index Fund	$46,897,343	$—	$(19,792,376)	$54,786,182	$81,891,149

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 25% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

41

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

42

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

43

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® FIAM Multi-Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 24

Statement of Operations Page 24

Statements of Changes in Net Assets Page 25

Financial Highlights Page 26

Notes to the Financial Statements Page 27

Other Information Page 34

Statement Regarding the Trust’s Liquidity Risk Management Program Page 35

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$1,000.00	$1,020.10	$3.57	0.71%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$1,000.00	$1,021.33	$3.57	0.71%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	40.5%

Corporate Bonds	22.6

U.S. Treasury Obligations	12.5

U.S. Government Agency Mortgages	8.9

Yankee Dollars	8.2

Collateralized Mortgage Obligations	3.0

Unaffiliated Investment Companies	2.5

Asset Backed Securities	1.1

Municipal Bonds	0.9

Short-Term Securities Held as Collateral for Securities on Loan	0.5

Bank Loans	0.1

Rights	— †

Foreign Bonds	— †

Total Investment Securities	100.8

Net other assets (liabilities)	(0.8)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (40.5%):
Aerospace & Defense (0.6%):
762	Boeing Co. (The)	$139,675
1,054	Howmet Aerospace, Inc.*	16,706
3,782	L3harris Technologies, Inc.	641,692
1,119	Lockheed Martin Corp.	408,345
9,347	Moog, Inc., Class A	495,204
3,032	Northrop Grumman Corp.	932,158
5,138	Raytheon Technologies Corp.	316,604

		2,950,384

Air Freight & Logistics (0.0%†):
239	C.H. Robinson Worldwide, Inc.	18,895
1,293	United Parcel Service, Inc., Class B	143,756

		162,651

Auto Components (0.1%):
9,456	BorgWarner, Inc.	333,797

Banks (1.3%):
48,433	Bank of America Corp.	1,150,284
29,508	Citigroup, Inc.	1,507,859
31,509	JPMorgan Chase & Co.	2,963,736
47,279	Wells Fargo & Co.	1,210,342

		6,832,221

Beverages (0.6%):
47,428	Coca-Cola Co. (The)	2,119,083
463	Coca-Cola Consolidated, Inc.	106,115
5,128	Molson Coors Brewing Co., Class B	176,198
6,700	PepsiCo, Inc.	886,142

		3,287,538

Biotechnology (1.3%):
24,559	AbbVie, Inc.	2,411,203
6,751	Amgen, Inc.	1,592,291
3,049	Biogen, Inc.*	815,760
13,615	Gilead Sciences, Inc.	1,047,538
1,156	Regeneron Pharmaceuticals, Inc.*	720,939
975	United Therapeutics Corp.*	117,975

		6,705,706

Building Products (0.1%):
2,605	Carrier Global Corp.	57,883
6,555	Fortune Brands Home & Security, Inc.	419,061

		476,944

Capital Markets (0.7%):
1,834	Affiliated Managers Group, Inc.	136,743
4,590	Bank of New York Mellon Corp. (The)	177,404
38	BlackRock, Inc., Class A	20,675
2,962	Charles Schwab Corp. (The)	99,938
93	CME Group, Inc.	15,116
4,209	Goldman Sachs Group, Inc.	831,783
543	Moody’s Corp.	149,178
11,032	Morgan Stanley	532,846
615	Raymond James Financial, Inc.	42,330
940	S&P Global, Inc.	309,711
9,885	State Street Corp.	628,192
5,198	T. Rowe Price Group, Inc.	641,953

		3,585,869

Shares		Fair Value
Common Stocks, continued
Chemicals (0.6%):
5,847	CF Industries Holdings, Inc.	$164,535
9,868	DuPont de Nemours, Inc.	524,287
12,555	Eastman Chemical Co.	874,331
4,111	Ecolab, Inc.	817,883
1,064	Linde plc	225,685
228	NewMarket Corp.	91,309
6,534	Valvoline, Inc.	126,302

		2,824,332

Commercial Services & Supplies (0.3%):
3,301	Cintas Corp.	879,255
10,931	Herman Miller, Inc.	258,081
1,901	UniFirst Corp.	340,184
408	Waste Management, Inc.	43,211

		1,520,731

Communications Equipment (0.5%):
55,496	Cisco Systems, Inc.	2,588,333

Construction & Engineering (0.1%):
8,383	EMCOR Group, Inc.	554,452

Consumer Finance (0.1%):
5,288	Discover Financial Services	264,876
17,237	Synchrony Financial	381,972

		646,848

Containers & Packaging (0.0%†):
639	Packaging Corp. of America	63,772

Diversified Consumer Services (0.0%†):
524	Frontdoor, Inc.*	23,229
177	Graham Holdings Co., Class B	60,653
1,454	Service Corp. International	56,546

		140,428

Diversified Financial Services (0.6%):
17,141	Berkshire Hathaway, Inc., Class B*	3,059,840

Diversified Telecommunication Services (1.1%):
86,630	AT&T, Inc.	2,618,825
16,774	CenturyLink, Inc.	168,243
48,197	Verizon Communications, Inc.	2,657,101

		5,444,169

Electric Utilities (0.6%):
1,107	ALLETE, Inc.	60,453
8,314	Alliant Energy Corp.	397,742
6,129	Exelon Corp.	222,421
8,679	FirstEnergy Corp.	336,572
4,943	Hawaiian Electric Industries, Inc.	178,245
2,387	IDACORP, Inc.	208,552
1,631	NextEra Energy, Inc.	391,717
3,496	OGE Energy Corp.	106,139
6,745	PG&E Corp.*	59,828
1,662	PNM Resources, Inc.	63,887
12,820	Portland General Electric Co.	536,005
11,429	PPL Corp.	295,325
2,579	Southern Co. (The)	133,721
1,410	Xcel Energy, Inc.	88,125

		3,078,732

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.1%):
560	Acuity Brands, Inc.	$53,614
6,112	AMETEK, Inc.	546,230

		599,844

Electronic Equipment, Instruments & Components (0.2%):
4,211	Avnet, Inc.	117,424
13,272	National Instruments Corp.	513,759
2,711	SYNNEX Corp.	324,696

		955,879

Energy Equipment & Services (0.1%):
15,416	Schlumberger, Ltd.	283,500
9,740	TechnipFMC plc	66,622
450	Weatherford International plc*	887

		351,009

Entertainment (0.9%):
6,040	Cinemark Holdings, Inc.	69,762
8,494	Electronic Arts, Inc.*	1,121,633
5,661	Netflix, Inc.*	2,575,981
8,483	Walt Disney Co. (The)	945,939

		4,713,315

Equity Real Estate Investment Trusts (1.0%):
6,945	American Tower Corp.	1,795,561
9,220	Crown Castle International Corp.	1,542,967
758	CubeSmart	20,458
9,516	Digital Realty Trust, Inc.	1,352,319
39	Equinix, Inc.	27,390
364	Essex Property Trust, Inc.	83,418
2,572	Public Storage, Inc.	493,541
2,023	STAG Industrial, Inc.	59,314
1,280	VICI Properties, Inc.	25,843

		5,400,811

Food & Staples Retailing (0.7%):
2,425	Costco Wholesale Corp.	735,284
18,595	Kroger Co. (The)	629,441
18,074	Walmart, Inc.	2,164,904

		3,529,629

Food Products (0.4%):
10,269	Archer-Daniels-Midland Co.	409,733
8,198	General Mills, Inc.	505,407
19	Hershey Co. (The)	2,463
11,916	Mondelez International, Inc., Class A	609,265
8,224	Tyson Foods, Inc., Class A	491,055

		2,017,923

Gas Utilities (0.0%†):
5,040	UGI Corp.	160,272

Health Care Equipment & Supplies (1.5%):
25,671	Abbott Laboratories	2,347,100
4,002	Baxter International, Inc.	344,572
3,555	Boston Scientific Corp.*	124,816
3,574	Danaher Corp.	631,990
14,906	Edwards Lifesciences Corp.*	1,030,154
4,017	Hill-Rom Holdings, Inc.	440,986
13,247	Hologic, Inc.*	755,079
19,933	Medtronic plc	1,827,856

		7,502,553

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (1.2%):
940	AmerisourceBergen Corp.	$94,724
5,605	Anthem, Inc.	1,474,003
1,906	Cardinal Health, Inc.	99,474
1,011	Cigna Corp.	189,714
13,852	CVS Health Corp.	899,964
871	Humana, Inc.	337,730
99	McKesson Corp.	15,189
11,011	UnitedHealth Group, Inc.	3,247,695

		6,358,493

Health Care Technology (0.3%):
16,823	Cerner Corp.	1,153,216
535	Veeva Systems, Inc., Class A*	125,415

		1,278,631

Hotels, Restaurants & Leisure (0.3%):
8,967	McDonald’s Corp.	1,654,143
1,719	Starbucks Corp.	126,501

		1,780,644

Household Durables (0.5%):
21,606	D.R. Horton, Inc.	1,198,052
6,645	Garmin, Ltd.	647,888
189	NVR, Inc.*	615,904

		2,461,844

Household Products (1.1%):
1,454	Clorox Co. (The)	318,964
11,420	Colgate-Palmolive Co.	836,629
6,995	Kimberly-Clark Corp.	988,743
27,666	Procter & Gamble Co. (The)	3,308,024

		5,452,360

Industrial Conglomerates (0.1%):
2,096	3M Co.	326,955
37,161	General Electric Co.	253,810
1,024	Honeywell International, Inc.	148,060

		728,825

Insurance (0.9%):
4,992	Allstate Corp. (The)	484,174
4,339	American Financial Group, Inc.	275,353
1,965	CNA Financial Corp.	63,175
2,049	Fidelity National Financial, Inc.	62,822
16,457	First American Financial Corp.	790,265
2,996	Hartford Financial Services Group, Inc. (The)	115,496
4,685	Primerica, Inc.	546,271
15,470	Progressive Corp. (The)	1,239,302
697	Selective Insurance Group, Inc.	36,760
1,948	Travelers Cos., Inc. (The)	222,169
3,080	Unum Group	51,097
13,234	WR Berkley Corp.	758,176

		4,645,060

Interactive Media & Services (2.6%):
2,435	Alphabet, Inc., Class A*	3,452,952
3,092	Alphabet, Inc., Class C*	4,370,882
24,130	Facebook, Inc., Class A*	5,479,198

		13,303,032

Internet & Direct Marketing Retail (2.2%):
3,692	Amazon.com, Inc.*	10,185,563

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
23,397	eBay, Inc.	$1,227,173

		11,412,736

IT Services (2.1%):
88	Accenture plc, Class C	18,895
14,957	Amdocs, Ltd.	910,581
4,252	DXC Technology Co.	70,158
191	Fidelity National Information Services, Inc.	25,611
789	Fiserv, Inc.*	77,022
653	Global Payments, Inc.	110,762
9,078	MasterCard, Inc., Class A	2,684,365
1,071	Paychex, Inc.	81,128
10,792	PayPal Holdings, Inc.*	1,880,290
9,195	Square, Inc., Class A*	964,923
316	Twilio, Inc., Class A*	69,337
1,881	VeriSign, Inc.*	389,047
17,225	Visa, Inc., Class A	3,327,354

		10,609,473

Life Sciences Tools & Services (0.1%):
284	Illumina, Inc.*	105,179
1,628	Thermo Fisher Scientific, Inc.	589,890

		695,069

Machinery (0.7%):
9,547	AGCO Corp.	529,477
2,870	Caterpillar, Inc.	363,055
7,690	Cummins, Inc.	1,332,368
10,407	Dover Corp.	1,004,900
368	Illinois Tool Works, Inc.	64,345
1,303	Otis Worldwide Corp.	74,089

		3,368,234

Media (0.3%):
30,943	Comcast Corp., Class A	1,206,158
2,522	Liberty Media Corp.-Liberty SiriusXM, Class C*	86,883
2,467	Omnicom Group, Inc.	134,698

		1,427,739

Metals & Mining (0.6%):
23,523	Newmont Corp.	1,452,310
67,116	Novagold Resources, Inc.*	616,125
9,059	Reliance Steel & Aluminum Co.	859,971
2,901	Royal Gold, Inc.	360,652

		3,289,058

Mortgage Real Estate Investment Trusts (0.0%†):
5,520	Annaly Capital Management, Inc.	36,211

Multiline Retail (0.0%†):
95	Target Corp.	11,393

Multi-Utilities (0.4%):
2,578	Avista Corp.	93,813
5,519	CMS Energy Corp.	322,420
18,662	Dominion Energy, Inc.	1,514,981
1,378	DTE Energy Co.	148,135
4,103	NorthWestern Corp.	223,696

		2,303,045

Oil, Gas & Consumable Fuels (1.0%):
24,702	Chevron Corp.	2,204,159
20,911	ConocoPhillips Co.	878,680

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,222	EOG Resources, Inc.	$112,567
32,667	Exxon Mobil Corp.	1,460,868
7,033	Kinder Morgan, Inc.	106,691
5,127	Marathon Oil Corp.	31,377
16,332	Occidental Petroleum Corp.	298,876

		5,093,218

Pharmaceuticals (2.1%):
31,404	Bristol-Myers Squibb Co.	1,846,555
12,631	Eli Lilly & Co.	2,073,758
26,446	Johnson & Johnson Co.	3,719,102
34,040	Merck & Co., Inc.	2,632,313
14,756	Mylan NV*	237,276
15,886	Pfizer, Inc.	519,472

		11,028,476

Professional Services (0.3%):
936	ManpowerGroup, Inc.	64,350
16,925	Nielsen Holdings plc	251,506
18,046	Robert Half International, Inc.	953,370

		1,269,226

Road & Rail (0.6%):
18,324	CSX Corp.	1,277,916
2,997	Norfolk Southern Corp.	526,183
6,689	Union Pacific Corp.	1,130,909

		2,935,008

Semiconductors & Semiconductor Equipment (1.6%):
6,185	Advanced Micro Devices, Inc.*	325,393
2,454	Analog Devices, Inc.	300,959
5,320	Applied Materials, Inc.	321,594
102	Broadcom, Inc.	32,192
1,738	Cirrus Logic, Inc.*	107,374
34,473	Intel Corp.	2,062,520
2,081	Lam Research Corp.	673,120
828	Micron Technology, Inc.*	42,659
6,665	NVIDIA Corp.	2,532,099
3,893	ON Semiconductor Corp.*	77,159
21,336	Qualcomm, Inc.	1,946,057

		8,421,126

Software (3.9%):
2,361	Adobe, Inc.*	1,027,767
8,978	Cadence Design Systems, Inc.*	861,529
539	Intuit, Inc.	159,646
65,251	Microsoft Corp.	13,279,230
23,842	Oracle Corp.	1,317,747
889	Proofpoint, Inc.*	98,786
11,690	Salesforce.com, Inc.*	2,189,888
627	ServiceNow, Inc.*	253,973
3,084	Synopsys, Inc.*	601,380
1,434	Verint Systems, Inc.*	64,788
1,576	Workday, Inc., Class A*	295,279

		20,150,013

Specialty Retail (1.0%):
1,785	AutoNation, Inc.*	67,080
469	AutoZone, Inc.*	529,088
6,511	Best Buy Co, Inc.	568,215
9,136	Home Depot, Inc. (The)	2,288,660

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
11,352	Lowe’s Cos., Inc.	$1,533,883
111	Murphy U.S.A., Inc.*	12,497

		4,999,423

Technology Hardware, Storage & Peripherals (2.4%):
34,211	Apple, Inc.	12,480,173
1,579	HP, Inc.	27,522

		12,507,695

Textiles, Apparel & Luxury Goods (0.4%):
5,474	Hanesbrands, Inc.	61,801
14,722	Nike, Inc., Class B	1,443,492
4,007	Ralph Lauren Corp.	290,588

		1,795,881

Thrifts & Mortgage Finance (0.0%†):
8,137	TFS Financial Corp.	116,440

Tobacco (0.3%):
1,430	Altria Group, Inc.	56,128
24,176	Philip Morris International, Inc.	1,693,770

		1,749,898

Total Common Stocks (Cost $168,453,823)		208,716,233

Right (0.0%†):
Pharmaceuticals (0.0%†):
3,536	Bristol-Myers Squibb Co. CVR, Expires on 12/31/21*	12,659

Total Right (Cost $8,133)		12,659

Asset Backed Securities (1.1%):
$244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	129,845
195,134	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	176,305
144,363	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	128,783
242,675	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	213,707
296,910	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	267,921
978,828	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	825,184
614,702	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	511,557
143,229	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	123,874
288,623	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	252,470
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	120,842
329,222	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	305,695
215,050	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	221,336
359,720	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	380,739

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities, continued
$236,273	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	$207,831
222,056	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	200,343
218,900	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	188,574
252,479	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	211,568
286,617	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	243,476
250,000	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	119,946
265,289	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	231,817
410,000	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	364,863
356,928	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	317,612

Total Asset Backed Securities (Cost $6,768,038)		5,744,288

Collateralized Mortgage Obligations (3.0%):
324,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 2.42%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	315,859
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 3.16%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	245,041
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 2.54%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	250,574
344,000	Ares CLO, Ltd., Class AR, Series 2016-41A, 2.42%(US0003M+120bps), 1/15/29, Callable 7/15/20 @ 100(a)	339,738
250,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 2.07%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(a)	249,495
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	165,732
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52	32,859
265,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 3.23%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	260,178
46,000	Benchmark Mortgage Trust, Class A5, Series 2019-B14, 3.05%, 12/15/61	50,932
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	39,873
309,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 2.21%(US0003M+99bps), 4/15/29, Callable 1/15/21 @ 100(a)	303,527
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.08%(US0001M+190bps), 4/15/34(a)	105,899
153,000	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.18%(US0001M+100bps), 12/15/29(a)	149,147

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$121,000	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.30%(US0001M+112bps), 12/15/29(a)	$117,393
94,500	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.98%(US0001M+180bps), 11/15/35(a)	92,125
98,905	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.81%(US0001M+263bps), 9/15/20(a)	72,634
143,000	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.78%(US0001M+160bps), 12/15/29(a)	135,869
174,838	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.43%(US0001M+125bps), 10/15/36(a)	169,044
139,488	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.26%(US0001M+108bps), 10/15/36(a)	137,032
247,449	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.63%(US0001M+145bps), 10/15/36(a)	238,682
187,000	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.43%(US0001M+125bps), 12/15/29(a)	179,550
308,000	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.98%(US0001M+80bps), 12/15/29(a)	303,808
298,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.18%(US0001M+100bps), 4/15/34(a)	286,184
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.48%(US0001M+130bps), 4/15/34(a)	158,214
347,766	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.98%(US0001M+180bps), 10/15/36(a)	333,038
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.78%(US0001M+160bps), 4/15/34(a)	101,679
250,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 1.71%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	245,022
250,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 2.48%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	244,014
99,570	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.93%(US0001M+175bps), 6/15/34(a)	90,599
99,570	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.68%(US0001M+150bps), 6/15/34(a)	92,118
404,256	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.30%(US0001M+112bps), 6/15/34(a)	379,971
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47	62,098
153,000	Credit Suisse Mortgage Capital Certificates, Class C, Series 2019-ICE4, 1.61%(US0001M+143bps), 5/15/36(a)	145,740
140,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.41%(US0001M+123bps), 5/15/36(a)	134,761
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	98,677
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	100,984
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	199,760
860,000	CSMC Trust, Class D, Series 2017-PFHP, 2.43%(US0001M+225bps), 12/15/30(a)	753,937
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	95,407

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$250,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 2.53%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(a)	$243,059
250,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 2.47%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	246,253
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.45%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	242,935
392,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 2.50%(US0003M+128bps), 4/15/29, Callable 7/15/20 @ 100(a)	389,082
275,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 1.72%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	266,621
286,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.71%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	279,702
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	41,424
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	87,243
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	64,372
330,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A(US0003M+165bps), 7/15/31(a)	330,000
250,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 2.02%(US0003M+92bps), 1/22/28, Callable 7/22/20 @ 100(a)	246,137
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 2.36%(US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(a)	246,843
324,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 2.52%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(a)	315,848
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 2.55%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	245,232
500,000	Magnetite, Ltd., Class A, Series 24, 3.24%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	490,883
302,000	Magnetite, Ltd., Class A, Series 2019-21A, 2.42%(US0003M+128bps), 4/20/30, Callable 7/20/20 @ 100(a)	296,787
315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 2.21%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(a)	307,434
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36(a)	368,514
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36(a)	52,668
245,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.43%(US0001M+125bps), 6/15/35(a)	235,719

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$589,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.68%(US0001M+150bps), 6/15/35(a)	$562,266
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36(a)	46,981
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	156,998
87,550	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	88,805
2,760	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	2,788
324,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 2.43%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	317,154
261,000	RETL, Class C, Series 2019-RVP, 2.28%(US0001M+210bps), 3/15/36(a)	217,040
365,000	Stratus CLO, Ltd., Class A, Series 2020-1A, 3.29%(US0003M+198bps), 4/30/28, Callable 4/20/21 @ 100(a)	365,306
250,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 2.14%(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(a)	244,932
332,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 2.57%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	324,593
283,000	Voya CLO, Ltd., Class A, Series 2020-1A, 2.00%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(a)	283,000
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 2.41%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	327,978
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	182,796

Total Collateralized Mortgage Obligations (Cost $16,102,390)		15,594,587

Bank Loans (0.1%):
Diversified Financial Services (0.1%):
96,022	Intelsat Jackson Holdings SA, 0.00%, 7/13/21	97,282
140,000	Intelsat Jackson Holdings SA, 0.00%, 11/27/23	139,038
10,000	Intelsat Jackson Holdings SA, 0.00%, 1/2/24	9,975

		246,295

Oil, Gas & Consumable Fuels (0.0%†):
110,000	California Resources Corp., 0.00%, 12/31/21	4,950

Software (0.0%†):
55,000	Ultimate Software Group, Inc. (The), 4.29%, 5/3/26, Callable 8/5/20 @ 100	54,253

Total Bank Loans (Cost $361,240)		305,498

Corporate Bonds (22.6%):
Aerospace & Defense (0.4%):
145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	159,914
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	161,588

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	$113,970
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	117,935
150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	176,022
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	216,825
80,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	79,800
105,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	101,981
200,000	Signature Aviation US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	199,500
15,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 8/6/20 @ 103.25	14,025
185,000	TransDigm, Inc., 8.00%, 12/15/25, Callable 4/8/22 @ 104(a)	194,019
240,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	239,400
40,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	37,350
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	36,500
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	33,425
425,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	370,812

		2,253,066

Air Freight & Logistics (0.0%†):
135,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	141,413

Automobiles (0.1%):
240,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	247,762
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	219,683

		467,445

Banks (1.8%):
640,000	Bank of America Corp., 4.20%, 8/26/24, MTN	710,210
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	453,760
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	173,437
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	67,900
165,000	CIT Group, Inc., 6.13%, 3/9/28	178,200
730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	774,453
255,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	275,532
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,252,247
456,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	539,262

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	$2,220,376
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	192,009
272,000	Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	284,201
205,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	212,968
645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	775,681
155,000	Wells Fargo & Co., Series S, 5.90% (US0003M+311 bps), Callable 6/15/24 @ 100	153,644
921,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,271,619

		9,535,499

Beverages (0.4%):
400,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	449,240
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	171,128
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	474,529
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	402,228
345,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	486,325
163,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 6/1/60, Callable 12/1/59 @ 100	194,233

		2,177,683

Biotechnology (0.2%):
1,050,000	Abbvie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	1,092,292

Building Products (0.0%†):
205,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	206,281

Capital Markets (1.2%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	464,998
780,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	881,408
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	185,272
3,431,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	3,698,363
434,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	494,925
296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	329,621
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	358,286
19,000	State Street Corp., 3.15% (SOFR+265 bps), 3/30/31, Callable 3/30/30 @ 100(a)	21,356

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$20,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	$20,600

		6,454,829

Chemicals (0.2%):
95,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27, Callable 6/15/23 @ 102.38(a)	95,356
115,000	Chemours Co., 7.00%, 5/15/25, Callable 8/6/20 @ 103.5^	109,681
175,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	158,375
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94(a)	247,144
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	130,650
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	24,531
50,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	50,563

		816,300

Commercial Services & Supplies (0.1%):
70,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 8/6/20 @ 103.75(a)	68,950
195,000	Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19(a)	201,094
150,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(a)	142,500
60,000	Tempo Acquisition LLC /Tempo Acquisition Finance Corp., 5.75%, 6/1/25, Callable 6/1/22 @ 102.88(a)	61,500
230,000	Tempo Finance Corp., 6.75%, 6/1/25, Callable 7/17/20 @ 103.38(a)	232,875

		706,919

Construction & Engineering (0.1%):
270,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	290,250
180,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/6/20 @ 106.34(a)	162,000

		452,250

Consumer Finance (2.1%):
390,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	394,875
350,000	Ally Financial, Inc., 5.13%, 9/30/24	378,000
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	250,040
142,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	151,940
313,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	325,851
565,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	619,224
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	379,727

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	$1,019,747
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	252,230
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,052,701
253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	283,712
200,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	199,758
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	315,416
50,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	48,632
35,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	33,851
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	332,189
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	924,625
70,000	Ford Motor Credit Co. LLC, 4.69%, 6/9/25, Callable 4/9/25 @ 100	68,201
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	55,029
85,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	83,038
70,000	General Motors Acceptance Corp., 8.00%, 11/1/31	91,525
500,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100	506,268
20,000	Navient Corp., 7.25%, 1/25/22, MTN	20,050
220,000	Navient Corp., 7.25%, 9/25/23	215,050
271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	275,395
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	518,267
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	76,565
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	257,127
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	639,816
405,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	421,520
423,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	476,105
99,000	Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	113,694

		10,780,168

Containers & Packaging (0.1%):
100,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	100,915
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	58,500
100,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 8/6/20 @ 101.28(a)	100,500
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 8/6/20 @ 102.38	116,725

		376,640

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services (0.2%):
$125,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/6/20 @ 103.44(a)	$125,938
190,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/6/20 @ 103.44(a)	191,425
80,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	84,900
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 8/6/20 @ 106.19(a)	477,249
70,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	74,988
130,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69^(a)	120,900

		1,075,400

Diversified Financial Services (0.3%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	64,048
225,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	226,406
145,000	Camelot Finance SA, 4.50%, 11/1/26, Callable 11/1/22 @ 102.25(a)	145,000
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 8/6/20 @ 103.44(a)	191,750
76,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	73,625
255,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/6/20 @ 101.34	257,231
105,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(a)	104,869
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	546,211
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	197,217

		1,806,357

Diversified Telecommunication Services (0.4%):
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	31,367
65,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	73,996
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	161,673
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	490,679
200,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	235,647
80,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	82,700
235,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	234,119
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28^	10,600
55,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102(a)	52,113
120,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	116,700
460,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	466,325

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$95,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	$106,455
97,000	Verizon Communications, Inc., 4.00%, 3/22/50, Callable 9/22/49 @ 100	121,493

		2,183,867

Electric Utilities (0.7%):
296,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	294,520
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100(a)	170,708
34,000	Consolidated Edison, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	38,520
60,000	Consolidated Edison, Inc., 3.95%, 4/1/50, Callable 10/1/49 @ 100	71,153
116,000	Duke Energy Corp., 2.45%, 6/1/30, Callable 3/1/30 @ 100	121,067
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	904,272
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	110,907
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	194,494
119,000	Entergy Corp., 2.80%, 6/15/30, Callable 3/15/30 @ 100	125,535
105,000	Entergy Corp., 3.75%, 6/15/50, Callable 12/15/49 @ 100	117,355
75,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	86,562
33,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	42,154
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	144,840
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	115,288
140,826	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	142,234
85,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	85,531
390,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(a)	398,775
80,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(a)	82,100
260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	262,925

		3,508,940

Electronic Equipment, Instruments & Components (0.1%):
325,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	322,156

Energy Equipment & Services (0.0%†):
99,000	Weatherford International, Ltd., 11.00%, 12/1/24, Callable 12/1/21 @ 105.5(a)	69,053

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Entertainment (0.1%):
$200,000	Netflix, Inc., 4.88%, 4/15/28	$212,500
55,000	Netflix, Inc., 5.88%, 11/15/28	62,425
25,000	Netflix, Inc., 6.38%, 5/15/29	29,063
25,000	Netflix, Inc., 5.38%, 11/15/29(a)	27,375

		331,363

Equity Real Estate Investment Trusts (2.4%):
184,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	228,990
164,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	176,197
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,082,674
265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	271,936
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	65,457
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	366,814
528,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	539,133
252,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	259,712
26,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	26,441
717,000	Corporate Office Properties Trust, 5.25%, 2/15/24, Callable 11/15/23 @ 100	766,018
130,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	127,400
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,650
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	194,417
40,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 8/6/20 @ 102.94	31,600
29,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	31,667
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	36,775
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	71,254
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	63,461
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	432,517
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	715,293
25,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	24,500
300,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	294,000

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$45,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	$46,688
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	207,000
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	567,400
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	103,527
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,334,955
282,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	274,996
297,000	SBA Tower Trust, 2.84%, 1/15/25(a)	305,923
69,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100^	66,373
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	97,772
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	686,690
302,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	292,475
165,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 4/15/21 @ 103	127,050
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	121,084
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	137,843
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	363,482
430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	484,096
65,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	65,038
60,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(a)	56,400
85,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(a)	82,025
85,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	83,088
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	426,321
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	68,680

		11,814,812

Food & Staples Retailing (0.2%):
115,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44(a)	119,600
120,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	140,491
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	175,647
140,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	189,271
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	194,533

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 8/6/20 @ 101.47(a)	$61,750
75,000	US Foods, Inc., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13(a)	76,313

		957,605

Food Products (0.3%):
40,000	JBS Investments GmbH, 6.25%, 2/5/23, Callable 8/6/20 @ 101.04(a)	40,250
321,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 8/6/20 @ 101.96(a)	325,013
625,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 8/6/20 @ 102.88(a)	633,593
50,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	52,750
345,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	366,131
180,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	184,500
115,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	115,431
5,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a)	4,888
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	46,463

		1,769,019

Health Care Equipment & Supplies (0.0%†):
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	128,750
25,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	25,594

		154,344

Health Care Providers & Services (1.4%):
250,000	Centene Corp., 4.75%, 1/15/25, Callable 8/6/20 @ 103.56	255,625
35,000	Centene Corp., 5.25%, 4/1/25, Callable 7/22/20 @ 103.94(a)	36,006
90,000	Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)	93,713
360,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	371,700
610,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	643,550
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	246,225
341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	402,474
170,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 8/6/20 @ 103.13	159,375
260,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	245,700

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$708,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	$798,893
78,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	87,725
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	907,175
148,000	CVS Health Corp., 3.75%, 4/1/30, Callable 1/1/30 @ 100	169,563
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	427,429
104,000	CVS Health Corp., 4.13%, 4/1/40, Callable 10/1/39 @ 100	122,619
29,000	CVS Health Corp., 4.25%, 4/1/50, Callable 10/1/49 @ 100	34,935
135,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	134,156
20,000	HCA, Inc., 4.75%, 5/1/23	21,650
240,000	HCA, Inc., 5.38%, 2/1/25	256,800
180,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 8/6/20 @ 103.56(a)	167,400
275,000	Tenet Healthcare Corp., 8.13%, 4/1/22	288,063
205,000	Tenet Healthcare Corp., 7.50%, 4/1/25, Callable 4/1/22 @ 103.75(a)	217,300
235,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/6/20 @ 103.5^	229,125
55,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	53,763
150,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	148,875
30,000	Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(a)	29,250
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	124,771
216,000	Toledo Hospital (The), 6.02%, 11/15/48	238,671
84,000	UnitedHealth Group, Inc., 2.75%, 5/15/40, Callable 11/15/39 @ 100	89,874
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	15,675

		7,018,080

Hotels, Restaurants & Leisure (0.4%):
75,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	71,156
40,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	37,500
115,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38(a)	98,756
260,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(a)	226,200
20,000	Eldorado Resorts, Inc., 6.00%, 9/15/26^	21,600
195,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	180,375
210,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 8/6/20 @ 103.38(a)	150,413

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$100,000	Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26, Callable 5/1/21 @ 102.56	$99,000
73,000	McDonald’s Corp., 3.50%, 7/1/27, Callable 5/1/27 @ 100	82,753
86,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	98,880
44,000	McDonald’s Corp., 4.20%, 4/1/50, Callable 10/1/49 @ 100	53,264
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	247,499
115,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)	106,519
115,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	101,200
85,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(a)	81,600
110,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	100,375
100,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	86,500
130,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(a)	140,238

		1,983,828

Household Durables (0.0%†):
95,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	97,375

Independent Power and Renewable Electricity Producers (0.2%):
357,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	370,970
312,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	318,651
75,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88	77,438
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	30,450
110,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	115,913
90,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)	94,500
40,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	32,000
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	20,250
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	15,600

		1,075,772

Industrial Conglomerates (0.1%):
19,000	3M Co., 3.70%, 4/15/50, Callable 10/15/49 @ 100	22,612
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	75,200

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	$205,000
160,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	154,400

		457,212

Insurance (1.4%):
102,000	AFLAC, Inc., 3.60%, 4/1/30, Callable 1/1/30 @ 100	119,042
600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	632,410
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	893,834
600,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	645,569
230,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	241,500
397,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	409,903
100,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5(a)	99,750
101,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	104,806
1,415,000	Metropolitan Life Global Funding I, 0.58% (SOFR+50 bps), 5/28/21(a)	1,414,938
75,000	New York Life Insurance Co., 3.75%, 5/15/50, Callable 11/15/49 @ 100(a)	84,186
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	493,090
40,000	Progressive Corp. (The), 3.20%, 3/26/30, Callable 12/26/29 @ 100	45,357
168,000	Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50, Callable 11/15/49 @ 100(a)	175,492
289,000	Unum Group, 4.50%, 3/15/25, Callable 2/15/25 @ 100	310,405
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	233,875
1,042,000	Unum Group, 5.75%, 8/15/42	1,101,333
250,000	USI, Inc., 6.88%, 5/1/25, Callable 8/6/20 @ 103.44(a)	252,188

		7,257,678

Interactive Media & Services (0.1%):
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	24,469
434,000	Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 8/6/20 @ 106.47^(a)	435,085

		459,554

IT Services (0.1%):
155,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	154,224
75,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(a)	72,469

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$65,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	$65,569
55,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	59,538

		351,800

Leisure Products (0.1%):
89,000	Hasbro, Inc., 2.60%, 11/19/22	91,681
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	211,790
75,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(a)	77,813
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,150

		386,434

Life Sciences Tools & Services (0.1%):
90,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	92,587
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	14,963
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	206,000
215,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	219,837
70,000	Thermo Fisher Scientific, Inc., 4.50%, 3/25/30, Callable 12/25/29 @ 100	86,564

		619,951

Media (1.6%):
585,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	606,206
70,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	72,450
50,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	51,750
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	417,000
65,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	66,138
70,000	Comcast Corp., 3.40%, 4/1/30, Callable 1/1/30 @ 100	79,616
25,000	Comcast Corp., 3.75%, 4/1/40, Callable 10/1/39 @ 100	29,388
10,000	CSC Holdings LLC, 10.88%, 10/15/25, Callable 10/15/20 @ 105.44(a)	10,750
105,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	114,581
290,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	300,875
85,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	84,256
146,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	159,420

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	$445,953
101,000	DISH Network Corp., 2.38%, 3/15/24	90,958
290,000	DISH Network Corp., 3.38%, 8/15/26	267,132
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	72,023
94,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	112,876
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	124,281
62,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100	86,233
530,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	550,538
380,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 7/17/20 @ 103.31(a)	379,050
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 7/9/20 @ 100.77(a)	201,500
65,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	66,625
90,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	93,038
70,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	71,400
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	31,650
25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	24,625
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	639,592
239,000	Time Warner Cable, Inc., 6.55%, 5/1/37	314,259
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	388,805
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,992,388
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	83,595

		8,028,951

Metals & Mining (0.1%):
151,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	138,165
27,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	26,966
45,000	Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)	47,025
115,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	110,400

		322,556

Mortgage Real Estate Investment Trusts (0.0%†):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	41,625

Multi-Utilities (0.1%):
43,000	Berkshire Hathaway Energy Co., 3.70%, 7/15/30, Callable 4/15/30 @ 100(a)	50,068
24,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50, Callable 4/15/50 @ 100(a)	30,159

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100(a)	$152,997
339,000	Sempra Energy, 6.00%, 10/15/39	467,272

		700,496

Oil, Gas & Consumable Fuels (3.1%):
420,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	418,424
120,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	119,100
40,000	Chesapeake Energy Corp., 7.00%, 10/1/24, Callable 4/1/21 @ 103.5(c)	900
145,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 8/6/20 @ 106(c)	3,263
201,000	Chesapeake Energy Corp., 8.00%, 6/15/27, Callable 6/15/22 @ 104(c)	4,523
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	284,651
205,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/6/20 @ 101.56(a)	203,975
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	150,600
30,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	28,050
55,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	51,425
195,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23, Callable 7/22/20 @ 101.56	173,550
105,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 8/6/20 @ 104.31^	90,300
115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(a)	94,300
155,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63^(a)	142,600
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(a)	17,500
125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	123,438
105,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	105,525
145,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	137,750
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	491,749
302,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 8/6/20 @ 104.63(a)	113,250
150,000	Denbury Resources, Inc., 7.75%, 2/15/24, Callable 8/15/20 @ 103.88(a)	55,500

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	$121,210
20,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	20,150
5,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13(a)	4,788
75,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	71,813
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	54,860
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	70,200
106,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	115,275
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	107,910
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	77,563
243,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	229,635
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	71,188
229,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	245,889
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	130,400
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	86,113
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	51,063
680,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	772,806
40,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5	36,900
40,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	41,300
71,000	Hess Corp., 7.30%, 8/15/31	83,248
50,000	Hess Corp., 7.13%, 3/15/33	58,375
69,000	Hess Corp., 5.60%, 2/15/41	72,364
166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	179,903
170,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	167,450
110,000	Hess Midstream Operations LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56(a)	105,600
105,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 8/6/20 @ 101.67(a)	87,675
165,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(a)	157,163
195,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(a)	23,888
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	101,970
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	54,262

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	$568,163
125,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	151,404
112,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	128,490
77,000	MPLX LP, 1.21% (US0003M+90 bps), 9/9/21, Callable 9/9/20 @ 100	76,326
115,000	MPLX LP, 1.41% (US0003M+110 bps), 9/9/22, Callable 9/9/20 @ 100	113,131
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	121,334
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	176,689
63,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	69,930
188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	208,210
149,000	Occidental Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	149,000
77,000	Occidental Petroleum Corp., 2.60%, 8/13/21	75,268
68,000	Occidental Petroleum Corp., 2.70%, 8/15/22	63,325
264,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	225,720
536,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	489,099
55,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	45,031
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	24,375
146,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	106,763
65,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	65,000
954,000	Occidental Petroleum Corp., 7.50%, 5/1/31	887,219
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	15,160
222,000	Occidental Petroleum Corp., 6.45%, 9/15/36	189,533
44,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	30,360
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	20,938
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	356,700
35,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	24,413
40,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100^	27,100
39,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100^	26,910
110,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)	117,425
20,000	Phillips 66, 3.70%, 4/6/23	21,396
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	28,817
72,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	73,390
62,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	60,045

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	$105,375
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100(a)	369,755
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/14/20 @ 103.63(a)(c)	2,780
621,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	606,250
35,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23, Callable 8/6/20 @ 102.44	34,738
140,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	135,800
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,000
62,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	61,535
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 8/6/20 @ 103.84	124,800
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	123,750
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	125,450
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	45,716
137,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100(a)	145,968
71,000	Valero Energy Corp., 2.70%, 4/15/23	73,659
41,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	43,220
100,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	97,500
60,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	56,100
157,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	149,935
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	939,999
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	62,700
20,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	19,700
80,000	Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	75,400
135,000	Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100	129,600
40,000	Western Midstream Operating LP, 5.30%, 3/1/48, Callable 9/1/47 @ 100	32,450
15,000	Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100	12,938
354,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	375,084

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	$248,261
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	177,148
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	310,650

		15,639,259

Pharmaceuticals (0.2%):
115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	116,725
57,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	58,422
180,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	189,006
76,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	83,600
126,000	Upjohn, Inc., 1.13%, 6/22/22(a)	126,759
40,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	40,780
206,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	211,825
90,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	96,656
155,000	Upjohn, Inc., 4.00%, 6/22/50, Callable 12/22/49 @ 100(a)	166,183

		1,089,956

Professional Services (0.0%†):
40,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	39,000
100,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 8/6/20 @ 100(a)	99,375

		138,375

Real Estate Management & Development (0.0%†):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 8/6/20 @ 104.03(a)	185,750

Semiconductors & Semiconductor Equipment (0.1%):
80,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(a)	81,400
299,000	Micron Technology, Inc., 2.50%, 4/24/23	310,758
86,000	NVIDIA Corp., 2.85%, 4/1/30, Callable 1/1/30 @ 100	95,437
93,000	NVIDIA Corp., 3.50%, 4/1/40, Callable 10/1/39 @ 100	108,327

		595,922

Software (0.5%):
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	36,706
155,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	160,813
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	20,700

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	$147,488
90,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	93,600
289,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	315,008
300,000	Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100	334,126
290,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	327,317
290,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	323,907
300,000	Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @ 100	351,453
170,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 8/6/20 @ 102.25(a)	171,700
95,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	96,900
130,000	Symantec Corp., 5.00%, 4/15/25, Callable 7/17/20 @ 102.5(a)	131,625

		2,511,343

Specialty Retail (0.4%):
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	34,712
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	54,791
229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	264,779
145,000	Home Depot, Inc. (The), 3.30%, 4/15/40, Callable 10/15/39 @ 100	164,061
165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	200,184
105,000	Lowe’s Cos., Inc., 5.00%, 4/15/40, Callable 10/15/39 @ 100	135,921
123,000	Lowe’s Cos., Inc., 5.13%, 4/15/50, Callable 10/15/49 @ 100	166,916
51,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	59,777
185,000	TJX Cos., Inc. (The), 3.75%, 4/15/27, Callable 2/15/27 @ 100	211,610
346,000	TJX Cos., Inc. (The), 3.88%, 4/15/30, Callable 1/15/30 @ 100	406,450
139,000	TJX Cos., Inc. (The), 4.50%, 4/15/50, Callable 10/15/49 @ 100	178,231

		1,877,432

Technology Hardware, Storage & Peripherals (0.1%):
200,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	218,766
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(a)	63,214
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	94,840
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100(a)	116,646
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100(a)	101,314

		594,780

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods (0.1%):
$104,000	NIKE, Inc., 3.25%, 3/27/40, Callable 9/27/39 @ 100	$116,260
40,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	38,400
80,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	82,400
110,000	Wolverine World Wide, Inc., 6.38%, 5/15/25, Callable 5/15/22 @ 103.19(a)	115,363

		352,423

Thrifts & Mortgage Finance (0.0%†):
100,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	102,881

Tobacco (0.5%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	233,777
266,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	310,191
294,000	Altria Group, Inc., 4.25%, 8/9/42	312,307
191,000	Altria Group, Inc., 4.50%, 5/2/43	205,595
347,000	Altria Group, Inc., 5.38%, 1/31/44	415,695
240,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	238,902
200,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	261,848
320,000	Reynolds American, Inc., 4.00%, 6/12/22	338,078
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	261,416
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	149,444

		2,727,253

Trading Companies & Distributors (0.1%):
170,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (US0003M+430 bps), 6/15/45, Callable 6/15/25 @ 100(a)	124,467
63,000	Air Lease Corp., 2.25%, 1/15/23	61,602
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	303,780
265,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	265,084

		754,933

Wireless Telecommunication Services (0.4%):
$95,000	Sprint Communications, Inc., 6.00%, 11/15/22	$100,225
260,000	Sprint Communications, Inc., 6.88%, 11/15/28	316,225
115,000	Sprint Corp., 7.13%, 6/15/24	129,806
140,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	146,300
60,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/1/21 @ 102.25	60,675
435,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	481,008
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	42,200

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$605,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	$670,543
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	63,983
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100(a)	128,423

		2,139,388

Total Corporate Bonds (Cost $112,217,873)		116,964,708

Foreign Bond (0.0%†):
Sovereign Bond (0.0%†):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	42

Total Foreign Bond (Cost $43)		42

Yankee Dollars (8.2%):
Aerospace & Defense (0.1%):
81,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	76,231
199,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	181,090
108,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	93,420
132,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	111,540
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 8/6/20 @ 100(a)	98,000
210,000	Bombardier, Inc., 6.13%, 1/15/23(a)	142,800

		703,081

Banks (1.6%):
585,000	Barclays plc, 4.38%, 1/12/26	657,569
343,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	360,163
377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	425,043
304,000	BNP Paribas SA, 2.22% (SOFR+207 bps), 6/9/26, Callable 6/9/25 @ 100(a)	311,301
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	212,500
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	593,686
205,000	HSBC Holdings plc, 4.25%, 3/14/24	220,556
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	205,000
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	690,440
362,000	NatWest Markets plc, 2.38%, 5/21/23(a)	370,541
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,783,550
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	602,853
125,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	140,018
193,000	Royal Bank of Scotland Group plc, 3.07% (H15T1Y+255 bps), 5/22/28, Callable 5/22/27 @ 100	202,794
350,000	UniCredit SpA, 6.57%, 1/14/22(a)	369,919
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	204,282

		8,350,215

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Beverages (0.0%†):
$80,000	Cott Corp., 5.50%, 4/1/25, Callable 7/17/20 @ 104.13(a)	$80,500

Capital Markets (1.2%):
509,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	525,055
414,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	475,060
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	700,867
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	845,823
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	514,746
487,000	Deutsche Bank AG, 5.00%, 2/14/22	508,509
860,000	Deutsche Bank AG, 3.30%, 11/16/22	878,275
979,000	Deutsche Bank AG, 4.50%, 4/1/25	960,978
491,000	UBS Group AG, 4.13%, 9/24/25(a)	556,510

		5,965,823

Chemicals (0.0%†):
170,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	164,050

Containers & Packaging (0.0%†):
170,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 7/17/20 @ 104.5(a)	174,038
190,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	193,087
25,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25^(a)	26,719

		393,844

Diversified Consumer Services (0.0%†):
250,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	237,813

Diversified Financial Services (0.7%):
470,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	492,324
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	197,500
490,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	498,575
386,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	382,140
110,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(a)	108,615
245,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24(a)	248,369
105,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)(c)	63,000
315,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 8/6/20 @ 103.75^(a)	309,488
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,239,825
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	208,500

		3,748,336

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services (0.2%):
$320,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	$332,800
295,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	322,656
180,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(a)	168,975
25,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	25,375
30,000	Telecom Italia Capital, 6.38%, 11/15/33	33,750
55,000	Telecom Italia SpA, 6.00%, 9/30/34	59,469

		943,025

Hotels, Restaurants & Leisure (0.0%†):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 8/6/20 @ 102.13(a)	114,138
35,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	36,782
85,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(a)	89,463
80,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	78,800

		319,183

Insurance (0.1%):
314,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	340,704
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	225,500

		566,204

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	252,813
85,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	83,300

		336,113

Metals & Mining (0.2%):
200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(a)	201,250
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100(a)	524,400
155,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/6/20 @ 100(a)	151,125
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,000

		881,775

Multi-Utilities (0.0%†):
243,000	InterGen NV, 7.00%, 6/30/23, Callable 8/6/20 @ 101.17(a)	234,191

Oil, Gas & Consumable Fuels (1.6%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	32,410
402,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	365,166

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$85,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(a)	$82,663
130,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25^(a)	133,900
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	157,108
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	153,592
165,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/6/20 @ 101.15(a)	165,000
35,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	29,050
108,000	Petrobras Global Finance BV, 5.09%, 1/15/30(a)	107,325
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	1,956,610
543,000	Petroleos Mexicanos, 4.50%, 1/23/26^	471,041
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	513,149
1,196,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(a)	1,046,821
154,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(a)	126,674
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,721,570
1,386,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	1,153,213
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(a)	258,910

		8,474,202

Pharmaceuticals (0.4%):
265,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 8/6/20 @ 103.5(a)	274,938
75,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(a)	76,875
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	467,601
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	251,449
84,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	82,425
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	120,015
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 8/6/20 @ 103.06(a)	197,681

		1,470,984

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	57,750

Sovereign Bond (1.1%):
300,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	330,346
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	355,357
240,000	Chile Government International Bond, 2.45%, 1/31/31, Callable 10/31/30 @ 100	246,933
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	304,318

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$900,000	Dominican Republic, 5.50%, 1/27/25(a)	$909,000
150,000	Dominican Republic, 6.00%, 7/19/28(a)	150,375
375,000	Indonesia Government International Bond, 3.85%, 10/15/30	416,736
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	419,543
200,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	217,805
350,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	399,426
350,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	434,859
1,000,000	Republic of Argentina, 5.88%, 1/11/28(c)	395,000
200,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	212,042
200,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	214,625
200,000	Saudi Government International Bond, 4.50%, 4/22/60(a)	231,302

		5,237,667

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	214,746
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	228,681

		443,427

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	482,113
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	765,881

		1,247,994

Trading Companies & Distributors (0.3%):
152,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	153,514
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	315,880
297,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	279,940
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	158,204
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	154,642
95,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	77,663

		1,139,843

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	353,513
35,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 7/17/20 @ 103(a)	35,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$430,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	$459,563
500,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	535,000

		1,383,951

Total Yankee Dollars (Cost $42,593,966)		42,379,971

Municipal Bonds (0.9%):
Illinois (0.7%):
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	102,567
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,292,195
88,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	90,438

		3,485,200

California (0.1%):
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	650,620
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	246,441
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	16,496

		913,557

New Jersey (0.1%):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, 7.43%, 2/15/29	413,078

Total Municipal Bonds (Cost $4,488,249)		4,811,835

U.S. Government Agency Mortgages (8.9%):
Federal Home Loan Mortgage Corporation (2.7%)
46,185	2.50%, 6/1/31, Pool #J34501	48,701
48,109	2.50%, 6/1/31, Pool #G18604	50,501
72,499	2.50%, 7/1/31, Pool #V61246	76,435
124,503	2.50%, 8/1/31, Pool #V61273	131,534
358,198	3.50%, 3/1/32, Pool #C91403	381,704
972,004	3.50%, 7/1/32, Pool #C91467	1,035,928
323,380	2.50%, 12/1/32, Pool #G18669	339,119
80,665	2.50%, 3/1/33, Pool #G18680	84,463
37,377	3.00%, 4/1/33, Pool #K90336	39,393
360,857	3.00%, 4/1/33, Pool #G18684	379,678
110,812	3.00%, 5/1/33, Pool #G16550	116,667
40,626	3.00%, 6/1/33, Pool #C91709	42,825
51,207	3.00%, 6/1/33, Pool #K90684	53,968
92,434	3.00%, 6/1/33, Pool #K90632	97,417
78,958	3.00%, 6/1/33, Pool #K90806	83,227
184,468	3.00%, 7/1/33, Pool #C91714	194,456
244,740	2.50%, 7/1/33, Pool #G16661	256,572
256,729	3.50%, 11/1/33, Pool #G16677	272,554
211,547	3.50%, 2/1/34, Pool #G16752	223,729
73,818	3.00%, 4/1/34, Pool #G16829	78,193
80,837	2.50%, 9/1/34, Pool #SB8013	84,849
319,155	3.50%, 10/1/34, Pool #C91793	341,047
836,905	4.00%, 5/1/37, Pool #C91938	897,399
290,448	5.00%, 2/1/38, Pool #G60365	327,793

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$362,112	4.00%, 11/1/40, Pool #A95150	$387,341
822,384	3.50%, 1/1/44, Pool #G07922	910,298
405,068	3.50%, 1/1/44, Pool #G60271	445,943
129,280	4.00%, 2/1/45, Pool #G07949	141,585
121,020	3.50%, 11/1/45, Pool #Q37467	132,148
35,902	4.00%, 4/1/46, Pool #V82292	38,996
12,873	4.00%, 4/1/46, Pool #Q39975	13,992
239,738	3.50%, 9/1/46, Pool #Q43257	261,566
361,247	3.00%, 12/1/46, Pool #G60989	385,242
14,431	4.50%, 12/1/46, Pool #Q45028	15,793
14,812	4.50%, 1/1/47, Pool #Q45635	16,206
31,808	4.50%, 2/1/47, Pool #Q46222	34,939
68,523	4.50%, 5/1/47, Pool #Q48095	75,250
69,002	4.50%, 5/1/47, Pool #Q47935	75,728
25,509	4.50%, 5/1/47, Pool #Q47942	27,995
81,532	4.50%, 6/1/47, Pool #Q48759	89,547
425,205	4.00%, 6/1/47, Pool #G08767	453,370
607,306	4.00%, 6/1/47, Pool #Q48877	664,326
64,594	4.50%, 7/1/47, Pool #Q49393	71,032
574,428	4.00%, 7/1/47, Pool #G08771	612,929
341,988	3.50%, 11/1/47, Pool #Q52086	364,350
225,360	4.00%, 12/1/47, Pool #G61305	242,359
133,679	4.50%, 12/1/47, Pool #Q53017	145,829
15,343	4.50%, 1/1/48, Pool #Q53730	16,762
50,973	4.00%, 1/1/48, Pool #V83906	54,818
16,327	4.00%, 2/1/48, Pool #Q54499	17,703
62,326	4.00%, 2/1/48, Pool #G61343	67,316
50,767	4.00%, 2/1/48, Pool #V83994	53,815
86,603	4.50%, 4/1/48, Pool #Q55500	94,673
140,706	4.50%, 4/1/48, Pool #Q55724	153,817
114,686	4.50%, 4/1/48, Pool #Q55660	125,373
163,184	4.50%, 5/1/48, Pool #Q55839	178,390
316,113	4.00%, 5/1/48, Pool #Q55992	342,341
386,876	4.00%, 6/1/48, Pool #G67713	419,159
122,298	4.00%, 7/1/48, Pool #Q59935	134,225
62,869	4.50%, 10/1/48, Pool #G67716	70,040
678,075	3.50%, 5/1/49, Pool #Q63646	728,720

		13,702,068

Federal National Mortgage Association (3.2%)
432,340	2.50%, 4/1/28, Pool #AT2060	453,893
64,741	2.50%, 5/1/31, Pool #BC0919	68,391
86,485	2.50%, 8/1/31, Pool #BC2778	91,358
60,681	2.50%, 10/1/31, Pool #AS8010	63,952
507,078	2.50%, 1/1/32, Pool #BE3032	532,327
273,843	3.00%, 9/1/32, Pool #BM5110	291,327
96,809	2.50%, 9/1/32, Pool #MA3124	101,498
155,184	3.00%, 12/1/32, Pool #BM5109	165,051
694,422	3.00%, 2/1/33, Pool #BM5108	732,508
36,742	3.00%, 3/1/33, Pool #BM4614	39,249
34,239	3.00%, 5/1/33, Pool #AT3000	36,379
36,300	3.00%, 6/1/33, Pool #AT6090	38,555
179,023	3.00%, 7/1/33, Pool #MA1490	190,158

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$180,873	2.50%, 5/1/34, Pool #BN6321	$189,535
360,093	3.50%, 9/1/34, Pool #FM1578	382,069
649,339	3.50%, 9/1/34, Pool #FM1577	700,378
257,456	3.50%, 10/1/34, Pool #FM1579	276,488
606,464	6.00%, 5/1/36, Pool #745512	712,226
31,308	3.50%, 12/1/40, Pool #AH1556	33,641
69,090	4.00%, 10/1/43, Pool #BM1167	76,072
537,517	4.50%, 3/1/44, Pool #AV0957	583,045
940,100	4.50%, 7/1/44, Pool #AS3062	1,017,891
224,219	4.50%, 10/1/44, Pool #AV8856	242,484
319,612	4.50%, 12/1/44, Pool #AS4176	353,092
129,776	4.00%, 5/1/45, Pool #AZ1207	138,110
114,181	4.00%, 6/1/45, Pool #AY8126	121,410
337,720	4.00%, 6/1/45, Pool #AY8096	359,099
557,067	3.50%, 7/1/45, Pool #AZ0814	600,629
374,829	3.50%, 8/1/45, Pool #AY8424	404,199
394,618	4.50%, 12/1/45, Pool #BA6997	428,395
64,459	4.00%, 12/1/45, Pool #AS6352	69,639
22,237	4.50%, 1/1/46, Pool #AY3890	24,261
224,770	4.00%, 2/1/46, Pool #BC1578	241,948
8,303	4.50%, 3/1/46, Pool #BC0287	9,182
483,333	4.00%, 4/1/46, Pool #AL8468	531,380
53,533	4.00%, 4/1/46, Pool #AS7024	57,795
451,552	4.00%, 6/1/46, Pool #AL9282	485,804
93,564	4.50%, 6/1/46, Pool #BD1238	102,217
503,521	3.50%, 7/1/46, Pool #AL9515	542,553
180,094	4.00%, 7/1/46, Pool #BC1443	200,206
56,012	4.00%, 9/1/46, Pool #BD1489	60,249
192,392	4.00%, 9/1/46, Pool #BC2843	213,897
219,727	3.50%, 10/1/46, Pool #AL9285	231,111
23,623	4.00%, 10/1/46, Pool #BD7599	25,421
64,440	4.50%, 10/1/46, Pool #BE1671	70,457
171,387	4.00%, 10/1/46, Pool #BC4754	190,548
71,565	4.50%, 11/1/46, Pool #BE2386	79,271
11,305	4.50%, 12/1/46, Pool #BC9079	12,511
519,555	3.50%, 12/1/46, Pool #BC9077	559,891
140,064	4.50%, 12/1/46, Pool #BE4488	155,155
72,012	4.50%, 1/1/47, Pool #BE7087	79,093
308,879	3.50%, 1/1/47, Pool #AL9776	331,813
397,077	3.50%, 1/1/47, Pool #BE1526	427,147
89,280	4.50%, 1/1/47, Pool #BE6506	98,901
80,840	4.50%, 2/1/47, Pool #BE8498	89,362
689,733	4.00%, 2/1/47, Pool #AL9779	757,052
107,021	4.00%, 5/1/47, Pool #BM1277	115,950
13,945	4.00%, 6/1/47, Pool #BH4269	15,104
39,038	4.50%, 6/1/47, Pool #BH0561	42,593
20,545	4.50%, 6/1/47, Pool #BE9387	22,583
106,180	4.50%, 6/1/47, Pool #BE3663	116,605
96,214	4.50%, 7/1/47, Pool #BE3749	105,721
68,862	4.00%, 7/1/47, Pool #AS9968	74,615
123,108	4.00%, 4/1/48, Pool #BM3700	133,399
57,587	4.50%, 4/1/48, Pool #BJ5454	62,801

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$30,976	4.50%, 5/1/48, Pool #BJ5507	$33,829
148,447	4.50%, 10/25/48, Pool #BM4548	164,270
476,572	4.50%, 9/1/49, Pool #FM1534	526,239
94,720	3.50%, 11/1/49, Pool #CA4557	100,505
621,196	4.00%, 11/1/49, Pool #CA4628	666,625
378,984	3.00%, 2/1/50, Pool #CA5126	399,953
996,346	2.50%, 5/1/50, Pool #MA4019	1,039,864

		18,690,929

Government National Mortgage Association (3.0%)
39,743	4.00%, 10/20/40, Pool #G24833	43,235
117,080	4.00%, 1/20/41, Pool #4922	127,377
110,616	4.00%, 8/15/41, Pool #430354	121,730
1,258,404	4.00%, 1/20/42, Pool #5280	1,369,145
164,931	4.00%, 11/20/42, Pool #MA0535	179,491
326,580	3.00%, 12/20/42, Pool #AA5872	347,938
2,785,275	3.50%, 1/20/43, Pool #MA0699	3,028,000
209,924	3.00%, 3/20/43, Pool #AA6146	226,266
48,037	3.50%, 3/20/43, Pool #AD8884	51,990
87,114	3.00%, 3/20/43, Pool #AD8812	92,749
51,219	3.50%, 4/20/43, Pool #AD9075	55,055
17,824	3.50%, 4/20/43, Pool #AB9891	19,288
179,037	3.50%, 5/20/46, Pool #MA3663	190,916
139,804	4.00%, 5/20/46, Pool #MA3664	150,881
242,036	3.50%, 6/20/46, Pool #MA3736	258,728
62,024	3.50%, 7/20/46, Pool #MA3803	66,301
747,268	3.00%, 12/20/46, Pool #MA4126	795,271
187,465	4.00%, 1/15/47, Pool #AX5857	200,020
175,231	4.00%, 1/15/47, Pool #AX5831	186,966
1,063,737	3.00%, 1/20/47, Pool #MA4195	1,132,088
522,520	4.00%, 3/20/47, Pool #MA4322	563,922
161,543	4.00%, 4/20/47, Pool #784303	171,644
171,485	4.00%, 4/20/47, Pool #784304	182,185
693,362	4.50%, 4/20/47, Pool #MA4384	744,352
91,039	4.00%, 4/20/47, Pool #MA4383	97,467
98,493	4.00%, 5/20/47, Pool #MA4452	105,448
934,477	4.50%, 6/20/47, Pool #MA4512	1,018,128
316,255	4.00%, 4/20/48, Pool #MA5137	335,950
46,749	4.00%, 4/20/48, Pool #BG7744	49,866
63,243	4.00%, 4/20/48, Pool #BG3507	67,459
682,364	4.00%, 6/20/48, Pool #MA5264	724,862
953,729	4.00%, 9/20/48, Pool #MA5466	1,021,216
31,937	3.50%, 12/20/49, Pool #BR8985	34,354
24,757	3.50%, 12/20/49, Pool #BR8987	27,082
32,493	3.50%, 12/20/49, Pool #BR8984	34,696

		13,822,066

Total U.S. Government Agency Mortgages (Cost $44,497,356)		46,215,063

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations (12.5%):
U.S. Treasury Bonds (3.1%):
$277,000	2.75%, 11/15/47	$362,394
11,629,000	3.00%, 2/15/49	16,055,289

		16,417,683

U.S. Treasury Inflation Index Bonds (0.7%):
2,207,464	0.75%, 2/15/45	2,696,650
83,230	1.00%, 2/15/46	107,666
784,722	1.00%, 2/15/49	1,045,529

		3,849,845

U.S. Treasury Inflation Index Notes (3.1%):
3,240,409	0.13%, 10/15/24	3,393,041
1,818,970	0.25%, 1/15/25	1,913,473
5,139,484	0.63%, 1/15/26	5,562,254
2,171,816	0.13%, 7/15/26	2,306,019
1,330,462	0.88%, 1/15/29	1,516,799
952,423	0.25%, 7/15/29	1,041,632

		15,733,218

U.S. Treasury Notes (5.6%):
2,910,000	0.25%, 6/15/23	2,916,366
900,000	2.50%, 1/31/24	973,688
1,490,000	1.75%, 6/30/24	1,580,331
9,378,000	0.25%, 6/30/25	9,360,416
5,588,000	2.50%, 2/28/26	6,255,068
4,146,000	3.13%, 11/15/28	5,012,125
2,494,000	0.63%, 5/15/30^	2,487,375

		28,585,369

Total U.S. Treasury Obligations (Cost $57,181,384)		64,586,115

Short-Term Securities Held as Collateral for Securities on Loan (0.5%):
2,384,691	BlackRock Liquidity FedFund, Institutional Class, 1.81%(d)(e)	2,384,691

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,384,691)		2,384,691

Unaffiliated Investment Companies (2.5%):
Money Markets (2.5%):
13,119,113	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(e)	13,119,113

Total Unaffiliated Investment Companies (Cost $13,119,113)		13,119,113

Total Investment Securities (Cost $468,176,299) — 100.8%(f)		520,834,803
Net other assets (liabilities) — (0.8)%		(4,063,147)

Net Assets — 100.0%		$516,771,656

Percentages indicated are based on net assets as of June 30, 2020.

CVR—Contingency Valued Rights

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $2,114,707.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2020.

(c)	Defaulted bond.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(e)	The rate represents the effective yield at June 30, 2020.

Futures Contracts

Cash of $720,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	32	$4,944,320	$50,075

				$50,075

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$468,176,299

Investment securities, at value(a)	$520,834,803
Cash	5,371
Segregated cash for collateral for futures contracts	720,000
Interest and dividends receivable	2,612,244
Receivable for investments sold	8,813,207
Receivable for variation margin on futures contracts	98,187
Reclaims receivable	155,491
Prepaid expenses	982

Total Assets	533,240,285

Liabilities:
Payable for investments purchased	13,668,496
Payable for capital shares redeemed	92,289
Payable for collateral received on loaned securities	2,384,691
Manager fees payable	173,594
Administration fees payable	8,274
Distribution fees payable	105,872
Custodian fees payable	6,096
Administrative and compliance services fees payable	951
Transfer agent fees payable	1,121
Trustee fees payable	5,737
Other accrued liabilities	21,508

Total Liabilities	16,468,629

Net Assets	$516,771,656

Net Assets Consist of:
Paid in capital	$424,787,000
Total distributable earnings	91,984,656

Net Assets	$516,771,656

Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,663,007
Net Asset Value (offering and redemption price per share)	$13.72

(a)	Includes securities on loan of $2,114,707.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$5,403,437
Dividends	2,209,592
Income from securities lending	19,891
Foreign withholding tax	(625)

Total Investment Income	7,632,295

Expenses:
Manager fees	1,823,245
Administration fees	103,443
Distribution fees	651,158
Custodian fees	17,123
Administrative and compliance services fees	4,664
Transfer agent fees	2,796
Trustee fees	14,790
Professional fees	13,220
Shareholder reports	13,621
Other expenses	5,914

Total expenses before reductions	2,649,974
Less expenses voluntarily waived/reimbursed by the Manager	(651,158)
Less expense contractually waived/reimbursed by the Manager	(149,527)

Net expenses	1,849,289

Net Investment Income/(Loss)	5,783,006

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	6,631,796
Net realized gains/(losses) on futures contracts	68,913
Net realized gains/(losses) on securities held short	(44,758)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(4,669,397)
Change in net unrealized appreciation/depreciation on futures contracts	18,146

Net realized and Change in net unrealized gains/losses on investments	2,004,700

Change in Net Assets Resulting From Operations	$7,787,706

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,783,006	$13,118,680
Net realized gains/(losses) on investments	6,655,951	15,021,435
Change in unrealized appreciation/depreciation on investments	(4,651,251)	60,424,961

Change in net assets resulting from operations	7,787,706	88,565,076

Distributions to Shareholders:
Distributions	—	(35,430,519)

Change in net assets resulting from distributions to shareholders	—	(35,430,519)

Capital Transactions:
Proceeds from shares issued	3,687,449	9,032,090
Proceeds from dividends reinvested	—	35,430,518
Value of shares redeemed	(53,730,320)	(77,925,529)

Change in net assets resulting from capital transactions	(50,042,871)	(33,462,921)

Change in net assets	(42,255,165)	19,671,636
Net Assets:
Beginning of period	559,026,821	539,355,185

End of period	$516,771,656	$559,026,821

Share Transactions:
Shares issued	285,789	678,904
Dividends reinvested	—	2,759,386
Shares redeemed	(4,171,277)	(5,869,044)

Change in shares	(3,885,488)	(2,430,754)

See accompanying notes to the financial statements.

25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$13.45		$12.26	$13.35	$12.43	$12.06		$13.72

Investment Activities:
Net Investment Income/(Loss)	0.15	(a)	0.31 (a)	0.34	0.28	0.34		0.32
Net Realized and Unrealized Gains/(Losses) on Investments	0.12		1.76	(0.58)	1.09	0.44		(1.07)

Total from Investment Activities	0.27		2.07	(0.24)	1.37	0.78		(0.75)

Distributions to Shareholders From:
Net Investment Income	—		(0.33)	(0.32)	—	(0.18)		(0.56)
Net Realized Gains	—		(0.55)	(0.53)	(0.45)	(0.23)		(0.35)

Total Dividends	—		(0.88)	(0.85)	(0.45)	(0.41)		(0.91)

Net Asset Value, End of Period	$13.72		$13.45	$12.26	$13.35	$12.43		$12.06

Total Return(b)	2.01	%(c)	17.27%	(2.02)%	11.12%	6.52%		(5.46)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$516,772		$559,027	$539,355	$627,375	$657,727		$735,431
Net Investment Income/(Loss)(d)	2.22%		2.35%	2.24%	2.06%	2.48%		2.31%
Expenses Before Reductions(d)(e)	1.02%		1.02%	1.01%	1.00%	1.04%		1.04%
Expenses Net of Reductions (d)	0.71%		0.71%	0.71%	0.71%	0.97%		1.04%
Portfolio Turnover Rate	39	%(c)	77%	66%	82%	148	%(f)	35%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such

27

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,936 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,384,691 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted

28

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2020, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $5.3 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$50,075	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$68,913	$18,146

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained two independent money management organizations (the “Subadviser”), FIAM LLC (“FIAM”) and Geode Capital Management, LLC (“Geode”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and FIAM, and the Manager and Geode provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

29

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	0.70%	0.71%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2020, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022	Expires 12/31/2023	Total

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$268,430	$287,302	$328,039	$149,527	$1,033,298

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $2,228 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing

30

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$208,716,233	$—	$—	$208,716,233
Rights+	12,659	—	—	12,659
Asset Backed Securities	—	5,744,288	—	5,744,288
Collateralized Mortgage Obligations	—	15,594,587	—	15,594,587
Bank Loans	—	305,498	—	305,498
Corporate Bonds+	—	116,964,708	—	116,964,708
Foreign Bonds+	—	42	—	42
Yankee Dollars+	—	42,379,971	—	42,379,971
Municipal Bonds	—	4,811,835	—	4,811,835
U.S. Government Agency Mortgages	—	46,215,063	—	46,215,063
U.S. Treasury Obligations	—	64,586,115	—	64,586,115
Short-Term Securities Held as Collateral for Securities on Loan	2,384,691	—	—	2,384,691
Unaffiliated Investment Companies	13,119,113	—	—	13,119,113

Total Investment Securities	224,232,696	296,602,107	—	520,834,803

Other Financial Instruments:*
Futures Contracts	50,075	—	—	50,075

Total Investments	$224,282,771	$296,602,107	$—	$520,884,878

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$198,722,194	$244,177,308

For the period ended June 30, 2020, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$56,972,972	$112,923,840

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

31

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

32

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $522,510,796. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$58,548,018
Unrealized (depreciation)	(3,185,499)

Net unrealized appreciation/(depreciation)	$55,362,519

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$15,313,364	$20,117,155	$35,430,519

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$15,184,809	$13,637,221	$—	$55,374,920	$84,196,950

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

33

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

34

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

35

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® FIAM Total Bond Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 31

Statement Regarding the Trust’s Liquidity Risk Management Program Page 32

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,043.10	$2.90	0.57%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,042.90	$4.17	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,022.03	$2.87	0.57%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,020.79	$4.12	0.82%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Corporate Bonds	40.1%

U.S. Treasury Obligations	19.1

U.S. Government Agency Mortgages	15.7

Yankee Dollars	13.6

Collateralized Mortgage Obligations	5.1

Unaffiliated Investment Companies	2.2

Asset Backed Securities	1.8

Municipal Bonds	1.4

Short-Term Securities Held as Collateral for Securities on Loan	0.4

Bank Loans	0.1

Common Stocks	— †

Total Investment Securities	99.5

Net other assets (liabilities)	0.5

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks (0.0%†):
Energy Equipment & Services (0.0%†):
912	Weatherford International plc*	$1,797

Oil, Gas & Consumable Fuels (0.0%†):
22	Amplify Energy Corp., 0.41%	27

Total Common Stocks (Cost $21,432)		1,824

Asset Backed Securities (1.8%):
$456,274	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	411,725
1,455,252	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,226,826
225,022	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	200,737
300,683	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	271,670
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	129,845
242,675	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	213,707
143,229	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	123,874
642,427	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	534,630
501,942	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	466,072
445,354	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	389,567
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	120,842
333,328	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	343,070
560,108	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	592,836
236,273	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	207,831
227,386	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	205,152
335,315	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	288,860
390,451	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	327,184
250,000	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	119,946
424,983	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	361,016
401,778	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	351,085
628,667	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	559,457
544,271	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	484,319

Total Asset Backed Securities (Cost $9,206,582)		7,930,251

Principal Amount		Fair Value
Collateralized Mortgage Obligations (5.1%):
$750,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 2.42%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	$731,155
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 3.16%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	245,041
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 2.03%(US0003M+125bps), 4/17/33, Callable 4/17/21 @ 100(a)	243,488
393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 2.54%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	384,671
534,000	Ares CLO, Ltd., Class AR, Series 2016-41A, 2.42%(US0003M+120bps), 1/15/29, Callable 7/15/20 @ 100(a)	527,384
358,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 2.07%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(a)	357,277
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	255,621
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(a)	87,462
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52	47,098
272,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 3.23%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	267,051
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	57,464
67,000	Benchmark Mortgage Trust, Class A5, Series 2019-B14, 3.05%, 12/15/61	74,184
461,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 2.21%(US0003M+99bps), 4/15/29, Callable 1/15/21 @ 100(a)	452,835
278,000	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.43%(US0001M+125bps), 12/15/29(a)	266,924
212,000	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.78%(US0001M+160bps), 12/15/29(a)	201,428
458,000	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.98%(US0001M+80bps), 12/15/29(a)	451,767
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.18%(US0001M+100bps), 4/15/34(a)	384,140
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.48%(US0001M+130bps), 4/15/34(a)	244,680
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.78%(US0001M+160bps), 4/15/34(a)	158,367
214,010	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.26%(US0001M+108bps), 10/15/36(a)	210,241
268,468	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.43%(US0001M+125bps), 10/15/36(a)	259,571

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$381,205	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.63%(US0001M+145bps), 10/15/36(a)	$367,699
535,024	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.98%(US0001M+180bps), 10/15/36(a)	512,366
146,300	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.98%(US0001M+180bps), 11/15/35(a)	142,623
154,256	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.81%(US0001M+263bps), 9/15/20(a)	113,282
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.08%(US0001M+190bps), 4/15/34(a)	164,633
180,000	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.30%(US0001M+112bps), 12/15/29(a)	174,634
227,000	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.18%(US0001M+100bps), 12/15/29(a)	221,284
261,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 1.71%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	255,802
346,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 2.48%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	337,715
624,306	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.30%(US0001M+112bps), 6/15/34(a)	586,803
122,472	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.68%(US0001M+150bps), 6/15/34(a)	113,305
138,403	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.93%(US0001M+175bps), 6/15/34(a)	125,932
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47	90,423
225,000	Credit Suisse Mortgage Capital Certificates, Class C, Series 2019-ICE4, 1.61%(US0001M+143bps), 5/15/36(a)	214,324
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.41%(US0001M+123bps), 5/15/36(a)	197,329
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	100,984
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	95,407
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	126,307
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 2.43%(US0001M+225bps), 12/15/30(a)	1,213,311
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	301,102
300,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 2.53%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(a)	291,671
500,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 2.47%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	492,506

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$604,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 2.50%(US0003M+128bps), 4/15/29, Callable 7/15/20 @ 100(a)	$599,503
427,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 1.72%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	413,990
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.45%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	291,522
438,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.71%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	428,355
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	63,651
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	97,564
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	133,371
480,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A(US0003M+165bps), 7/15/31(a)	480,000
500,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 2.52%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(a)	487,420
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 2.36%(US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(a)	246,843
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 2.55%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	245,232
295,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 2.02%(US0003M+92bps), 1/22/28, Callable 7/22/20 @ 100(a)	290,441
461,000	Magnetite, Ltd., Class A, Series 2019-21A, 2.42%(US0003M+128bps), 4/20/30, Callable 7/20/20 @ 100(a)	453,042
590,000	Magnetite, Ltd., Class A, Series 24, 3.24%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	579,242
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 2.21%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(a)	452,855
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	237,876
375,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.43%(US0001M+125bps), 6/15/35(a)	360,795
904,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.68%(US0001M+150bps), 6/15/35(a)	862,967
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36(a)	72,688
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36(a)	80,883
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36(a)	567,608
4,442	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	4,488
140,250	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	142,261

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$500,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 2.43%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	$489,435
401,000	RETL, Class C, Series 2019-RVP, 2.28%(US0001M+210bps), 3/15/36(a)	333,460
535,000	Stratus CLO, Ltd., Class A, Series 2020-1A, 3.29%(US0003M+198bps), 4/30/28, Callable 4/20/21 @ 100(a)	535,448
304,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 2.14%(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(a)	297,837
509,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 2.57%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	497,644
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 2.41%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	505,184
420,000	Voya CLO, Ltd., Class A, Series 2020-1A, 2.00%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(a)	420,000
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	275,963

Total Collateralized Mortgage Obligations (Cost $23,884,167)		23,094,859

Bank Loans (0.1%):
Diversified Financial Services (0.1%):
142,172	Intelsat Jackson Holdings SA, 7/13/21	144,039
215,000	Intelsat Jackson Holdings SA, 11/27/23	213,522
15,000	Intelsat Jackson Holdings SA, 1/2/24	14,963

		372,524

Oil, Gas & Consumable Fuels (0.0%†):
165,000	California Resources Corp., 12/31/21	7,425

Software (0.0%†):
85,000	Ultimate Software Group, Inc. (The), 4.29%, 5/3/26, Callable 8/5/20 @ 100	83,845

Total Bank Loans (Cost $547,366)		463,794

Corporate Bonds (40.1%):
Aerospace & Defense (0.8%):
214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	236,011
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	238,481
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100^	227,939
200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	235,870
210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	246,430
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	325,238
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	124,688
150,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	145,688
300,000	Signature Aviation US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	299,250

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$25,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 8/6/20 @ 103.25	$23,375
280,000	TransDigm, Inc., 8.00%, 12/15/25, Callable 4/8/22 @ 104(a)	293,650
360,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	359,100
60,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	56,025
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	54,750
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	52,525
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	532,225

		3,451,245

Air Freight & Logistics (0.0%†):
205,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	214,738

Automobiles (0.2%):
354,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	365,448
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	324,795

		690,243

Banks (3.2%):
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	727,965
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	677,319
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	147,020
100,000	CIT Group, Inc., 3.93%(SOFR+4bps), 6/19/24, Callable 6/19/23 @ 100	97,000
245,000	CIT Group, Inc., 6.13%, 3/9/28	264,600
1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	1,156,376
393,000	Citigroup, Inc., 3.35%(US0003M+90bps), 4/24/25, Callable 4/24/24 @ 100	424,644
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,872,668
665,000	Citigroup, Inc., 4.41%(SOFR+391bps), 3/31/31, Callable 3/31/30 @ 100	786,424
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,315,611
267,000	JPMorgan Chase & Co., 2.96%(SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100	283,240
500,000	Regions Bank, 6.45%, 6/26/37	674,894
401,000	Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	418,988
296,000	Wells Fargo & Co., 2.41%(US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	307,506
938,000	Wells Fargo & Co., 4.48%(US0003M+4bps), 4/4/31, Callable 4/4/30 @ 100, MTN	1,128,044
245,000	Wells Fargo & Co., Series S, 5.90%(US0003M+311bps), 12/31/49, Callable 6/15/24 @ 100	242,856
1,340,000	Wells Fargo & Co., 5.01%(US0003M+424bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,850,130

		14,375,285

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages (0.7%):
$500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	$561,550
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	250,988
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	593,161
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	614,818
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	737,241
239,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 6/1/60, Callable 12/1/59 @ 100	284,795

		3,042,553

Biotechnology (0.3%):
1,489,000	Abbvie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	1,548,974

Building Products (0.1%):
255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	256,594

Capital Markets (2.4%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	306,573
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	620,851
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	718,355
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,288,211
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	280,802
5,274,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100	5,684,983
632,000	Morgan Stanley, 3.62%(SOFR+312bps), 4/1/31, Callable 4/1/30 @ 100	720,720
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	508,908
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	597,144
27,000	State Street Corp., 3.15%(SOFR+265bps), 3/30/31, Callable 3/30/30 @ 100(a)	30,348
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	36,050

		10,792,945

Chemicals (0.3%):
151,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27, Callable 6/15/23 @ 102.38(a)	151,566
185,000	Chemours Co., 7.00%, 5/15/25, Callable 8/6/20 @ 103.5^	176,444
235,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	212,675
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94(a)	373,237
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	201,000
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	34,344
200,000	W.R. Grace & Co., 5.63%, 10/1/24(a)	210,000

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$80,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	$80,900

		1,440,166

Commercial Services & Supplies (0.2%):
105,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 8/6/20 @ 103.75(a)	103,425
295,000	Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19(a)	304,219
230,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(a)	218,500
95,000	Tempo Acquisition LLC /Tempo Acquisition Finance Corp., 5.75%, 6/1/25, Callable 6/1/22 @ 102.88(a)	97,375
340,000	Tempo Finance Corp., 6.75%, 6/1/25, Callable 7/17/20 @ 103.38(a)	344,250

		1,067,769

Construction & Engineering (0.2%):
200,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	215,000
405,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	435,375
270,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 8/6/20 @ 106.34(a)	243,000

		893,375

Consumer Finance (3.2%):
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	585,225
398,000	Ally Financial, Inc., 5.13%, 9/30/24	429,840
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	368,363
470,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	502,900
462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	480,969
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	912,944
534,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	591,178
644,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	656,717
250,000	Discover Bank, Series B, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	252,230
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,052,701
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	429,493
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	498,107
240,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	239,710
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	499,829
75,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	72,948
55,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	53,194
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	508,886
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,423,234
110,000	Ford Motor Credit Co. LLC, 4.69%, 6/9/25, Callable 4/9/25 @ 100	107,173

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	$80,042
130,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	126,999
105,000	General Motors Acceptance Corp., 8.00%, 11/1/31	137,288
747,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100	756,364
210,000	Navient Corp., 6.63%, 7/26/21	205,800
30,000	Navient Corp., 7.25%, 1/25/22, MTN	30,075
275,000	Navient Corp., 7.25%, 9/25/23	268,813
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	421,730
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	518,267
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	119,885
381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	401,498
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	329,348
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	690,043
644,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	724,850
144,000	Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	165,373

		14,642,016

Containers & Packaging (0.2%):
150,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	151,373
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	93,600
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 8/6/20 @ 101.28(a)	301,500
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 8/6/20 @ 102.38	172,550

		719,023

Diversified Consumer Services (0.3%):
200,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/6/20 @ 103.44(a)	201,500
40,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/6/20 @ 103.44(a)	40,300
120,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	127,350
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 8/6/20 @ 106.19(a)	715,875
100,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	107,125
210,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69^(a)	195,300

		1,387,450

Diversified Financial Services (0.5%):
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	97,139
320,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	322,000

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$165,000	Camelot Finance SA, 4.50%, 11/1/26, Callable 11/1/22 @ 102.25(a)	$165,000
280,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 8/6/20 @ 103.44(a)	268,450
125,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	121,094
430,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/6/20 @ 101.34	433,763
160,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(a)	159,800
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	546,210
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	303,821

		2,417,277

Diversified Telecommunication Services (0.7%):
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	47,050
93,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	105,871
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	251,881
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	613,349
300,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	353,471
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	129,219
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	358,650
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	10,600
85,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102(a)	80,538
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	179,913
690,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	699,487
137,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	153,519
140,000	Verizon Communications, Inc., 4.00%, 3/22/50, Callable 9/22/49 @ 100	175,351

		3,158,899

Electric Utilities (1.7%):
415,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	412,925
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100(a)	263,821
50,000	Consolidated Edison, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	56,647
87,000	Consolidated Edison, Inc., 3.95%, 4/1/50, Callable 10/1/49 @ 100	103,172
171,000	Duke Energy Corp., 2.45%, 6/1/30, Callable 3/1/30 @ 100	178,469
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	1,393,037
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	165,851

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	$290,623
176,000	Entergy Corp., 2.80%, 6/15/30, Callable 3/15/30 @ 100	185,666
156,000	Entergy Corp., 3.75%, 6/15/50, Callable 12/15/49 @ 100	174,357
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	126,958
49,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	62,593
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,494,985
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	224,715
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	175,438
209,674	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	211,771
125,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	125,781
600,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(a)	613,500
120,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(a)	123,150
405,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	409,556

		7,793,015

Electronic Equipment, Instruments & Components (0.1%):
490,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	485,713

Energy Equipment & Services (0.0%†):
154,000	Weatherford International, Ltd., 11.00%, 12/1/24, Callable 12/1/21 @ 105.5(a)	107,415

Entertainment (0.1%):
310,000	Netflix, Inc., 4.88%, 4/15/28	329,375
100,000	Netflix, Inc., 5.88%, 11/15/28	113,500
30,000	Netflix, Inc., 6.38%, 5/15/29	34,875
30,000	Netflix, Inc., 5.38%, 11/15/29(a)	32,850

		510,600

Equity Real Estate Investment Trusts (4.1%):
267,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	332,284
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	156,159
242,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	259,998
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	473,084
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	432,019
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	551,107
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	503,609

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$514,000	Brixmor Operating Partnership LP, 3.88%, 8/15/22, Callable 6/15/22 @ 100	$531,871
788,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	804,615
393,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	405,027
37,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	37,628
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	138,840
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	386,846
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	440,725
205,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	200,900
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	33,775
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	290,032
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	161,441
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	519,860
55,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 8/6/20 @ 102.94	43,450
45,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	49,138
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	56,244
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	110,120
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	98,717
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	664,995
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	131,380
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	457,452
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	342,855
40,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	39,200
395,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	387,100
75,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	77,813
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	310,500
820,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	847,482
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	132,905

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	$288,032
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,017,056
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	424,196
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	73,057
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	69,833
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	100,746
458,000	SBA Tower Trust, 2.84%, 1/15/25(a)	471,760
101,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	97,155
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	149,713
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	157,939
452,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	437,744
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100^	354,765
215,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 4/15/21 @ 103	165,550
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	121,084
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	209,395
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	563,546
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	710,383
97,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	97,057
90,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(a)	84,600
130,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(a)	125,450
135,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	131,963
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,585
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	852,303
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	105,101

		18,286,184

Food & Staples Retailing (0.3%):
165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44(a)	171,600
176,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	206,054
210,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	263,470
210,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	283,907
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	291,800

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 8/6/20 @ 101.47(a)	$95,000
110,000	US Foods, Inc., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13(a)	111,925

		1,423,756

Food Products (0.6%):
60,000	JBS Investments GmbH, 6.25%, 2/5/23, Callable 8/6/20 @ 101.04(a)	60,375
550,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 8/6/20 @ 101.96(a)	556,875
955,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 8/6/20 @ 102.88(a)	968,130
83,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	87,565
490,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	520,013
225,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	230,625
170,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	170,638
20,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a)	19,550
220,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	227,150
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	56,788

		2,897,709

Health Care Equipment & Supplies (0.1%):
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	195,700
35,000	Teleflex, Inc., 4.25%, 6/1/28, Callable 6/1/23 @ 102.13(a)	35,831

		231,531

Health Care Providers & Services (2.4%):
385,000	Centene Corp., 4.75%, 1/15/25, Callable 8/6/20 @ 103.56	393,663
50,000	Centene Corp., 5.25%, 4/1/25, Callable 7/22/20 @ 103.94(a)	51,438
140,000	Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)	145,775
550,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	567,875
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,039,174
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	361,800
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	620,826
260,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 8/6/20 @ 103.13	243,750
475,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	448,875
1,076,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,214,136

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	$128,214
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,375,320
216,000	CVS Health Corp., 3.75%, 4/1/30, Callable 1/1/30 @ 100	247,471
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	647,918
149,000	CVS Health Corp., 4.13%, 4/1/40, Callable 10/1/39 @ 100	175,675
43,000	CVS Health Corp., 4.25%, 4/1/50, Callable 10/1/49 @ 100	51,800
210,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	208,688
30,000	HCA, Inc., 4.75%, 5/1/23	32,475
295,000	HCA, Inc., 5.38%, 2/1/25	315,650
280,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 8/6/20 @ 103.56(a)	260,400
417,000	Tenet Healthcare Corp., 8.13%, 4/1/22	436,808
300,000	Tenet Healthcare Corp., 7.50%, 4/1/25, Callable 4/1/22 @ 103.75(a)	318,000
360,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/6/20 @ 103.5^	351,000
90,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	87,975
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	213,388
45,000	Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(a)	43,875
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	193,022
407,000	Toledo Hospital (The), 6.02%, 11/15/48	449,717
123,000	UnitedHealth Group, Inc., 2.75%, 5/15/40, Callable 11/15/39 @ 100	131,601
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	20,900

		10,777,209

Hotels, Restaurants & Leisure (0.7%):
125,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	118,594
55,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	51,563
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38(a)	150,281
400,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(a)	347,999
30,000	Eldorado Resorts, Inc., 6.00%, 9/15/26	32,400
300,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	277,499
320,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 8/6/20 @ 103.38(a)	229,200
150,000	Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26, Callable 5/1/21 @ 102.56	148,500
106,000	McDonald’s Corp., 3.50%, 7/1/27, Callable 5/1/27 @ 100	120,161
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	144,871

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$65,000	McDonald’s Corp., 4.20%, 4/1/50, Callable 10/1/49 @ 100	$78,686
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	247,500
180,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)	166,725
175,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	154,000
125,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(a)	120,000
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	163,838
165,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	150,563
150,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	129,750
205,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(a)	221,144

		3,053,274

Household Durables (0.0%†):
135,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	138,375

Independent Power and Renewable Electricity Producers (0.4%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	548,662
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	470,827
115,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88	118,738
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	45,675
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	147,525
150,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)	157,500
60,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	48,000
35,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	35,438
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	41,600

		1,613,965

Industrial Conglomerates (0.2%):
28,000	3M Co., 3.70%, 4/15/50, Callable 10/15/49 @ 100	33,323
130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	122,200
305,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	305,000
245,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	236,425

		696,948

Insurance (2.6%):
149,000	AFLAC, Inc., 3.60%, 4/1/30, Callable 1/1/30 @ 100	173,894
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	948,614

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	$1,334,675
900,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	968,353
340,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	357,000
586,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	605,045
150,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5(a)	149,625
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	43,425
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	163,064
149,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	154,615
2,184,000	Metropolitan Life Global Funding I, 0.58%(SOFR+50bps), 5/28/21(a)	2,183,906
110,000	New York Life Insurance Co., 3.75%, 5/15/50, Callable 11/15/49 @ 100(a)	123,472
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	736,243
57,000	Progressive Corp. (The), 3.20%, 3/26/30, Callable 12/26/29 @ 100	64,634
247,000	Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50, Callable 11/15/49 @ 100(a)	258,014
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	185,593
427,000	Unum Group, 4.50%, 3/15/25, Callable 2/15/25 @ 100	458,626
463,000	Unum Group, 3.88%, 11/5/25	480,692
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	359,570
1,556,000	Unum Group, 5.75%, 8/15/42	1,644,602
375,000	USI, Inc., 6.88%, 5/1/25, Callable 8/6/20 @ 103.44(a)	378,281

		11,771,943

Interactive Media & Services (0.2%):
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	39,150
680,000	Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 8/6/20 @ 106.47(a)	681,700

		720,850

IT Services (0.1%):
230,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	228,849
115,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(a)	111,119
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	100,875
85,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	92,013

		532,856

Leisure Products (0.1%):
137,000	Hasbro, Inc., 2.60%, 11/19/22	141,127
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	326,073

Principal Amount		Fair Value
Corporate Bonds, continued
Leisure Products, continued
$120,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(a)	$124,500
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,150

		596,850

Life Sciences Tools & Services (0.1%):
145,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	149,168
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	19,950
50,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	51,500
102,000	Thermo Fisher Scientific, Inc., 4.50%, 3/25/30, Callable 12/25/29 @ 100	126,136

		346,754

Media (2.6%):
230,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	238,338
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	729,750
80,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	82,800
105,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	108,413
395,000	CCO Holdings LLC, 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a)	404,381
95,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	96,663
103,000	Comcast Corp., 3.40%, 4/1/30, Callable 1/1/30 @ 100	117,150
36,000	Comcast Corp., 3.75%, 4/1/40, Callable 10/1/39 @ 100	42,319
10,000	CSC Holdings LLC, 10.88%, 10/15/25, Callable 10/15/20 @ 105.44(a)	10,750
160,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	174,600
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	456,500
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	128,863
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	234,763
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	659,828
157,000	DISH Network Corp., 2.38%, 3/15/24	141,390
410,000	DISH Network Corp., 3.38%, 8/15/26	377,669
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	114,128
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	178,920
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	196,444
98,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100	136,304
750,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	779,063
580,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 7/17/20 @ 103.31(a)	578,550

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 7/9/20 @ 100.77(a)	$302,250
105,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	107,625
135,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	139,556
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	107,100
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	47,475
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	39,400
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	954,768
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	472,046
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	580,431
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,975,299
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	124,787

		11,838,323

Metals & Mining (0.1%):
230,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	210,450
40,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	39,950
60,000	Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)	62,700
170,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	163,200

		476,300

Mortgage Real Estate Investment Trusts (0.0%†):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	60,125

Multi-Utilities (0.2%):
62,000	Berkshire Hathaway Energy Co., 3.70%, 7/15/30, Callable 4/15/30 @ 100(a)	72,191
35,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50, Callable 4/15/50 @ 100(a)	43,981
49,000	Puget Energy, Inc., 6.00%, 9/1/21	51,297
207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100(a)	226,217
506,000	Sempra Energy, 6.00%, 10/15/39	697,462

		1,091,148

Oil, Gas & Consumable Fuels (5.4%):
710,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	707,337
175,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	173,688
65,000	Chesapeake Energy Corp., 7.00%, 10/1/24, Callable 4/1/21 @ 103.5(c)	1,463
229,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 8/6/20 @ 106(c)	5,153
310,000	Chesapeake Energy Corp., 8.00%, 6/15/27, Callable 6/15/22 @ 104(c)	6,975

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	$416,028
320,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/6/20 @ 101.56(a)	318,400
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	224,759
40,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	37,400
80,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	74,800
290,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23, Callable 7/22/20 @ 101.56	258,100
160,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 8/6/20 @ 104.31	137,600
185,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(a)	151,700
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(a)	211,600
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(a)	21,875
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	157,703
200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	197,500
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	160,800
215,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	204,250
750,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100(a)	526,874
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100^	148,000
455,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 8/6/20 @ 104.63(a)	170,625
245,000	Denbury Resources, Inc., 7.75%, 2/15/24, Callable 8/15/20 @ 103.88(a)	90,650
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	121,210
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	30,225
10,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13(a)	9,575
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	105,325
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	85,455
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	111,240
167,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	181,613

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	$159,390
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	122,188
360,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	340,200
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	109,438
350,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	375,813
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	198,656
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	131,763
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	81,700
990,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	1,125,115
60,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5	55,350
61,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	62,983
109,000	Hess Corp., 7.30%, 8/15/31	127,803
78,000	Hess Corp., 7.13%, 3/15/33	91,065
107,000	Hess Corp., 5.60%, 2/15/41	112,216
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	327,293
285,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	280,725
170,000	Hess Midstream Operations LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56(a)	163,200
165,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 8/6/20 @ 101.67(a)	137,775
250,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(a)	238,125
295,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(a)	36,138
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	157,686
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	81,393
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	844,535
198,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	239,824
167,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	191,587
119,000	MPLX LP, 1.21%(US0003M+90bps), 9/9/21, Callable 9/9/20 @ 100	117,959
179,000	MPLX LP, 1.41%(US0003M+110bps), 9/9/22, Callable 9/9/20 @ 100	176,091
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	184,685
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	268,923
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	105,450
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	315,638
222,000	Occidental Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	222,000
119,000	Occidental Petroleum Corp., 2.60%, 8/13/21	116,323
106,000	Occidental Petroleum Corp., 2.70%, 8/15/22	98,713

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$409,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	$349,695
809,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	738,212
80,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	65,500
47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	38,188
222,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	162,338
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	85,000
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	973,709
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	23,688
632,000	Occidental Petroleum Corp., 6.45%, 9/15/36	539,569
62,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	42,780
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	33,500
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	619,439
60,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100^	41,850
60,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	40,650
57,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100^	39,330
165,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)	176,138
30,000	Phillips 66, 3.70%, 4/6/23	32,093
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	43,226
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	112,123
95,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	92,005
162,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	170,708
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100(a)	544,148
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 7/14/20 @ 103.63(a)(c)	4,080
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	344,615
958,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	935,247
55,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23, Callable 8/6/20 @ 102.44	54,588
215,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	208,550
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,000
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	94,288
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 8/6/20 @ 103.84	187,200
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	193,050

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	$188,175
63,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	66,979
203,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100(a)	216,288
104,000	Valero Energy Corp., 2.70%, 4/15/23	107,895
60,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	63,249
200,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	195,000
92,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	86,020
232,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	221,560
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	845,999
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	95,950
30,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	29,550
120,000	Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	113,100
205,000	Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100	196,800
60,000	Western Midstream Operating LP, 5.30%, 3/1/48, Callable 9/1/47 @ 100	48,675
25,000	Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100	21,563
524,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	555,209
271,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	274,821
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	370,834
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	264,629
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	464,339

		23,862,808

Pharmaceuticals (0.4%):
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	229,663
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	177,625
87,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	89,170
275,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	288,760
116,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	127,600
187,000	Upjohn, Inc., 1.13%, 6/22/22(a)	188,127
60,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	61,170
305,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	313,622

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$133,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	$142,837
229,000	Upjohn, Inc., 4.00%, 6/22/50, Callable 12/22/49 @ 100(a)	245,523

		1,864,097

Professional Services (0.0%†):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	58,500
150,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 8/6/20 @ 100(a)	149,063

		207,563

Real Estate Management & Development (0.1%):
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 8/6/20 @ 104.03(a)	278,625

Semiconductors & Semiconductor Equipment (0.2%):
125,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(a)	127,188
441,000	Micron Technology, Inc., 2.50%, 4/24/23	458,342
126,000	NVIDIA Corp., 2.85%, 4/1/30, Callable 1/1/30 @ 100	139,827
136,000	NVIDIA Corp., 3.50%, 4/1/40, Callable 10/1/39 @ 100	158,413

		883,770

Software (0.9%):
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	62,925
245,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	254,188
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	36,225
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	213,038
140,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	145,600
425,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	463,247
400,000	Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100	445,501
430,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	485,333
430,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	480,276
400,000	Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @ 100	468,604
437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 8/6/20 @ 102.25(a)	441,370
130,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	132,600
240,000	Symantec Corp., 5.00%, 4/15/25, Callable 7/17/20 @ 102.5(a)	243,000

		3,871,907

Specialty Retail (0.6%):
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	50,984
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	80,509
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	385,028
211,000	Home Depot, Inc. (The), 3.30%, 4/15/40, Callable 10/15/39 @ 100	238,737

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	$291,177
153,000	Lowe’s Cos., Inc., 5.00%, 4/15/40, Callable 10/15/39 @ 100	198,056
180,000	Lowe’s Cos., Inc., 5.13%, 4/15/50, Callable 10/15/49 @ 100	244,267
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	86,736
274,000	TJX Cos., Inc. (The), 3.75%, 4/15/27, Callable 2/15/27 @ 100	313,412
508,000	TJX Cos., Inc. (The), 3.88%, 4/15/30, Callable 1/15/30 @ 100	596,751
205,000	TJX Cos., Inc. (The), 4.50%, 4/15/50, Callable 10/15/49 @ 100	262,859

		2,748,516

Technology Hardware, Storage & Peripherals (0.2%):
400,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	437,531
81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(a)	93,097
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	147,403
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100(a)	170,927
128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100(a)	149,059

		998,017

Textiles, Apparel & Luxury Goods (0.1%):
151,000	NIKE, Inc., 3.25%, 3/27/40, Callable 9/27/39 @ 100	168,801
65,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	62,400
130,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	133,900
160,000	Wolverine World Wide, Inc., 6.38%, 5/15/25, Callable 5/15/22 @ 103.19(a)	167,800

		532,901

Thrifts & Mortgage Finance (0.0%†):
160,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	164,610

Tobacco (1.1%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	349,563
453,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	528,258
452,000	Altria Group, Inc., 4.25%, 8/9/42	480,146
302,000	Altria Group, Inc., 4.50%, 5/2/43	325,077
520,000	Altria Group, Inc., 5.38%, 1/31/44	622,943
470,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	467,850
300,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	392,772
478,000	Reynolds American, Inc., 4.00%, 6/12/22	505,005
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	389,870

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	$222,920
600,000	Reynolds American, Inc., 7.25%, 6/15/37	790,349

		5,074,753

Trading Companies & Distributors (0.4%):
255,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%(US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100(a)	186,700
297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	299,087
348,000	Air Lease Corp., 3.38%, 6/1/21	349,413
98,000	Air Lease Corp., 2.25%, 1/15/23	95,825
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100	80,840
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	480,901
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	393,124

		1,885,890

Wireless Telecommunication Services (0.7%):
145,000	Sprint Communications, Inc., 6.00%, 11/15/22	152,975
400,000	Sprint Communications, Inc., 6.88%, 11/15/28	486,500
180,000	Sprint Corp., 7.13%, 6/15/24	203,175
215,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	224,675
90,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/1/21 @ 102.25	91,013
650,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	718,747
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	68,575
900,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	997,503
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	93,689
161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100(a)	187,964

		3,224,816

Total Corporate Bonds (Cost $172,531,380)		181,147,668

Yankee Dollars (13.6%):
Aerospace & Defense (0.2%):
126,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	118,582
305,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	277,550
167,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	144,455
204,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	172,380
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 8/6/20 @ 100(a)	150,500
320,000	Bombardier, Inc., 6.13%, 1/15/23(a)	217,600

		1,081,067

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks (2.7%):
$874,000	Barclays plc, 4.38%, 1/12/26	$982,420
503,000	Barclays plc, 2.85%(US0003M+245bps), 5/7/26, Callable 5/7/25 @ 100	528,169
580,000	Barclays plc, 5.09%(US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100	653,913
451,000	BNP Paribas SA, 2.22%(SOFR+207bps), 6/9/26, Callable 6/9/25 @ 100(a)	461,831
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	212,500
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	886,048
205,000	HSBC Holdings plc, 4.25%, 3/14/24	220,556
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	205,000
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,241,950
535,000	NatWest Markets plc, 2.38%, 5/21/23(a)	547,623
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	207,529
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,156,766
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	910,341
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	388,689
286,000	Royal Bank of Scotland Group plc, 3.07%(H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100	300,513
454,000	UniCredit SpA, 6.57%, 1/14/22(a)	479,837
289,000	Westpac Banking Corp., 4.11%(H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100	317,405

		12,701,090

Beverages (0.0%†):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 7/17/20 @ 104.13(a)	125,781

Capital Markets (2.0%):
788,000	Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100(a)	812,855
602,000	Credit Suisse Group AG, 4.19%(SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100(a)	690,788
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,046,070
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,262,823
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	788,548
742,000	Deutsche Bank AG, 5.00%, 2/14/22	774,771
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,311,285
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,435,088
733,000	UBS Group AG, 4.13%, 9/24/25(a)	830,798

		8,953,026

Chemicals (0.1%):
265,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	255,725

Containers & Packaging (0.1%):
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	259,144
45,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25^(a)	48,094

		307,238

Diversified Consumer Services (0.1%):
325,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	309,156

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services (1.2%):
$705,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	$738,487
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	197,500
556,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	565,730
670,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	663,300
355,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24(a)	359,881
165,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)(c)	99,000
435,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 8/6/20 @ 103.75^(a)	427,388
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,877,580
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	208,500

		5,137,366

Diversified Telecommunication Services (0.3%):
585,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	608,400
325,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	355,469
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(a)	253,463
40,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	40,600
45,000	Telecom Italia Capital, 6.38%, 11/15/33	50,625
80,000	Telecom Italia SpA, 6.00%, 9/30/34	86,500

		1,395,057

Hotels, Restaurants & Leisure (0.1%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 8/6/20 @ 102.13(a)	173,687
55,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	57,801
130,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(a)	136,825
130,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	128,050

		496,363

Insurance (0.1%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	504,546
200,000	Swiss Re Finance Luxembourg SA, 5.00%(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @ 100(a)	225,500

		730,046

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	252,813
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	117,600

		370,413

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining (0.3%):
$400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(a)	$402,500
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100(a)	783,150
235,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/6/20 @ 100(a)	229,125
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,000

		1,419,775

Multi-Utilities (0.1%):
355,000	InterGen NV, 7.00%, 6/30/23, Callable 8/6/20 @ 101.17(a)	342,131

Oil, Gas & Consumable Fuels (2.8%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	357,668
619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	562,283
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(a)	111,838
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25(a)	211,150
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	241,621
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	248,023
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/6/20 @ 101.15(a)	340,000
60,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	49,800
163,000	Petrobras Global Finance BV, 5.09%, 1/15/30(a)	161,981
2,677,000	Petrobras Global Finance BV, 7.25%, 3/17/44	2,921,276
810,000	Petroleos Mexicanos, 4.50%, 1/23/26^	702,657
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,541,259
1,505,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(a)	1,317,278
230,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(a)	189,189
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,134,192
2,070,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	1,722,331
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(a)	386,824

		13,199,370

Pharmaceuticals (0.5%):
405,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 8/6/20 @ 103.5(a)	420,187
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(a)	117,875
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	697,834
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	374,949
126,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	123,638
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	180,495

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 8/6/20 @ 103.06(a)	$204,778

		2,119,756

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	91,438

Sovereign Bond (1.7%):
415,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	456,978
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	420,507
355,000	Chile Government International Bond, 2.45%, 1/31/31, Callable 10/31/30 @ 100	365,256
400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	405,757
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,357,440
250,000	Dominican Republic, 6.00%, 7/19/28(a)	250,625
600,000	Indonesia Government International Bond, 3.85%, 10/15/30	666,777
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	671,270
230,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	250,475
490,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	559,197
470,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	583,954
1,500,000	Republic of Argentina, 5.88%, 1/11/28(c)	592,500
250,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	265,053
230,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	246,819
200,000	Saudi Government International Bond, 4.50%, 4/22/60(a)	231,302

		7,323,910

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	214,746
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	228,680

		443,426

Tobacco (0.3%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	720,039
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	754,940

		1,474,979

Trading Companies & Distributors (0.4%):
240,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	242,390
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	406,697
463,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	436,406

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Trading Companies & Distributors, continued
$217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	$227,353
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	238,129
150,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	122,625

		1,673,600

Wireless Telecommunication Services (0.4%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	353,513
85,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 7/17/20 @ 103(a)	87,125
325,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	347,344
700,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	749,000

		1,536,982

Total Yankee Dollars (Cost $61,895,519)		61,487,695

Municipal Bonds (1.4%):
California (0.3%):
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	650,620
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	765,693
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	16,496

		1,432,809

Illinois (1.0%):
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	355,465
35,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	35,296
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	102,567
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	300,216
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	420,853
88,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	90,438
88,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	89,918
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	336,174
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	469,132
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,194,270

		4,394,329

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, 7.43%, 2/15/29	614,134

Total Municipal Bonds (Cost $6,111,649)		6,441,272

Principal Amount		Fair Value
U.S. Government Agency Mortgages (15.7%):
Federal Home Loan Mortgage Corporation (4.6%)
$48,109	2.50%, 6/1/31, Pool #G18604	$50,501
72,499	2.50%, 7/1/31, Pool #V61246	76,435
124,503	2.50%, 8/1/31, Pool #V61273	131,534
488,452	3.50%, 3/1/32, Pool #C91403	520,506
1,325,460	3.50%, 7/1/32, Pool #C91467	1,412,629
15,807	2.50%, 8/1/32, Pool #G18654	16,575
16,378	2.50%, 11/1/32, Pool #G18665	17,174
485,071	2.50%, 12/1/32, Pool #G18669	508,679
80,665	2.50%, 3/1/33, Pool #G18680	84,463
53,988	3.00%, 4/1/33, Pool #K90336	56,901
213,299	3.00%, 4/1/33, Pool #G18684	224,424
29,237	2.50%, 4/1/33, Pool #G18683	30,612
16,943	2.50%, 5/1/33, Pool #G18687	17,752
114,051	3.00%, 6/1/33, Pool #K90806	120,217
133,515	3.00%, 6/1/33, Pool #K90632	140,714
73,965	3.00%, 6/1/33, Pool #K90684	77,954
219,307	4.00%, 6/1/33, Pool #G30718	238,577
58,681	3.00%, 6/1/33, Pool #C91709	61,858
266,454	3.00%, 7/1/33, Pool #C91714	280,880
326,321	2.50%, 7/1/33, Pool #G16661	342,097
476,782	3.50%, 11/1/33, Pool #G16677	506,171
458,350	3.50%, 2/1/34, Pool #G16752	484,746
73,818	3.00%, 4/1/34, Pool #G16829	78,193
558,521	3.50%, 10/1/34, Pool #C91793	596,833
1,046,132	4.00%, 5/1/37, Pool #C91938	1,121,749
1,500,640	5.00%, 2/1/38, Pool #G60365	1,693,592
75,229	3.50%, 4/1/40, Pool #V81744	80,623
96,521	3.50%, 5/1/40, Pool #V81750	103,473
149,521	3.50%, 6/1/40, Pool #V81792	160,188
69,280	3.50%, 8/1/40, Pool #V81886	74,251
49,161	3.50%, 9/1/40, Pool #V81958	52,668
624,425	4.00%, 1/1/41, Pool #A96413	684,100
60,982	4.50%, 1/1/41, Pool #A96051	65,838
488,494	4.00%, 2/1/41, Pool #A96807	534,925
59,639	4.50%, 3/1/41, Pool #A97673	66,124
97,127	4.50%, 4/1/41, Pool #A97942	107,652
286,062	5.00%, 6/1/41, Pool #G06596	325,666
1,263,275	4.50%, 1/1/42, Pool #G60517	1,399,037
46,181	4.00%, 11/1/42, Pool #Q13121	49,506
127,718	3.00%, 12/1/42, Pool #C04320	137,977
74,622	4.00%, 5/1/43, Pool #Q18481	81,276
40,896	4.00%, 7/1/43, Pool #Q19597	44,561
48,357	4.00%, 10/1/43, Pool #Q22499	52,711
85,086	4.00%, 1/1/44, Pool #V80950	91,171
151,898	3.50%, 1/1/44, Pool #G60271	167,227
308,396	3.50%, 1/1/44, Pool #G07922	341,364
293,159	4.00%, 1/1/45, Pool #Q30720	315,556
193,920	4.00%, 2/1/45, Pool #G07949	212,377
46,979	3.50%, 3/1/45, Pool #Q32328	51,314
55,277	3.50%, 3/1/45, Pool #Q31974	60,378
98,965	3.50%, 3/1/45, Pool #Q32008	108,063
264,599	3.50%, 5/1/45, Pool #Q33547	285,382
35,359	3.00%, 5/1/45, Pool #Q33468	38,040
52,334	3.50%, 6/1/45, Pool #Q33791	56,455
329,694	3.50%, 6/1/45, Pool #Q34311	360,025
329,001	3.50%, 6/1/45, Pool #Q34164	354,917

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$225,230	3.00%, 6/1/45, Pool #Q34156	$242,192
55,366	3.00%, 7/1/45, Pool #Q34759	59,918
16,963	3.00%, 7/1/45, Pool #Q34979	18,413
92,468	4.00%, 8/1/45, Pool #Q35845	100,713
20,700	4.00%, 9/1/45, Pool #Q37853	22,483
363,036	3.50%, 11/1/45, Pool #Q37467	396,416
12,307	4.00%, 11/1/45, Pool #Q38812	13,092
19,338	4.00%, 2/1/46, Pool #Q38782	21,014
6,961	4.00%, 2/1/46, Pool #Q38879	7,560
25,776	4.00%, 2/1/46, Pool #Q38783	27,753
12,872	4.00%, 4/1/46, Pool #Q39975	13,992
67,222	4.00%, 4/1/46, Pool #V82292	73,014
127,706	3.50%, 5/1/46, Pool #Q40647	137,616
123,015	3.50%, 5/1/46, Pool #G60603	134,190
399,222	3.50%, 5/1/46, Pool #G60553	438,636
359,607	3.50%, 9/1/46, Pool #Q43257	392,348
18,023	4.00%, 9/1/47, Pool #Q50433	19,541
20,332	4.00%, 10/1/47, Pool #Q51189	22,052
205,193	3.50%, 11/1/47, Pool #Q52086	218,610
20,934	4.00%, 2/1/48, Pool #Q54192	22,698
41,867	3.50%, 2/1/48, Pool #G61896	44,196
556,472	3.50%, 2/1/48, Pool #Q54334	586,250
275,697	3.50%, 3/1/48, Pool #G67710	296,240
389,287	4.00%, 5/1/48, Pool #Q55992	421,586
1,005,877	4.00%, 6/1/48, Pool #G67713	1,089,815
122,298	4.00%, 7/1/48, Pool #Q59935	134,225
271,229	3.50%, 5/1/49, Pool #Q63646	291,487
494,515	2.50%, 2/1/50, Pool #SD8043	515,829

		21,116,490

Federal National Mortgage Association (6.3%)
256,818	2.50%, 6/1/29, Pool #MA3734	269,570
109,690	2.50%, 9/1/31, Pool #AS8012	115,295
427,147	3.00%, 4/1/32, Pool #BD9809	453,332
234,722	3.00%, 9/1/32, Pool #BM5110	249,708
641,416	2.50%, 12/1/32, Pool #CA3748	672,121
694,107	3.00%, 12/1/32, Pool #BM5345	737,622
36,742	3.00%, 3/1/33, Pool #BM4614	39,249
49,457	3.00%, 5/1/33, Pool #AT3000	52,548
52,433	3.00%, 6/1/33, Pool #AT6090	55,691
258,589	3.00%, 7/1/33, Pool #MA1490	274,673
4,586	4.50%, 7/1/33, Pool #729327	5,012
1,390	4.50%, 7/1/33, Pool #720240	1,518
6,145	4.50%, 8/1/33, Pool #723124	6,722
11,631	4.50%, 8/1/33, Pool #726956	12,723
4,319	4.50%, 8/1/33, Pool #727029	4,792
6,642	4.50%, 8/1/33, Pool #727160	7,264
14,432	4.50%, 8/1/33, Pool #726928	15,787
5,979	4.50%, 8/1/33, Pool #729713	6,538
31,667	4.50%, 8/1/33, Pool #729380	34,627
26,183	4.50%, 9/1/33, Pool #727147	28,640
10,352	4.50%, 9/1/33, Pool #734922	11,320
1,472,451	3.00%, 11/1/33, Pool #BM5111	1,570,214
35,890	4.50%, 12/1/33, Pool #AL5321	39,239
15,922	3.50%, 1/1/34, Pool #AS1614	17,096
74,893	3.50%, 1/1/34, Pool #AS1612	80,367
114,012	3.50%, 1/1/34, Pool #AS1611	122,365

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$39,892	3.50%, 1/1/34, Pool #AS1406	$42,830
740,291	2.50%, 6/1/34, Pool #BN7572	783,358
534,995	3.50%, 9/1/34, Pool #FM1578	567,645
742,227	3.50%, 9/1/34, Pool #FM1577	800,567
29,690	6.00%, 10/1/34, Pool #AL2130	35,246
382,411	3.50%, 10/1/34, Pool #FM1579	410,679
63,327	4.50%, 9/1/35, Pool #AB8198	69,922
606,464	6.00%, 5/1/36, Pool #745512	712,226
294,560	6.00%, 1/1/37, Pool #932030	348,792
54,174	6.00%, 3/1/37, Pool #889506	64,602
75,839	6.00%, 1/1/38, Pool #889371	91,081
223,908	5.00%, 2/1/38, Pool #310165	252,961
25,734	6.00%, 3/1/38, Pool #889219	30,907
15,742	6.00%, 7/1/38, Pool #889733	18,959
94,013	4.50%, 3/1/39, Pool #AB0051	102,829
422,761	4.50%, 4/1/39, Pool #AB0043	462,238
149,701	5.00%, 6/1/39, Pool #AL7550	169,226
396,027	5.00%, 6/1/39, Pool #AL7521	458,037
330,334	2.50%, 8/1/39, Pool #MA3761	346,875
42,715	4.50%, 11/1/39, Pool #AC5442	47,334
103,696	6.00%, 5/1/40, Pool #AL2129	124,833
59,872	4.00%, 12/1/40, Pool #AA4757	65,574
56,872	4.50%, 2/1/41, Pool #AH5580	63,153
8,401	6.00%, 1/1/42, Pool #AL2128	9,819
288,886	2.50%, 2/1/43, Pool #AB8465	306,296
69,090	4.00%, 10/1/43, Pool #BM1167	76,072
318,961	4.50%, 3/1/44, Pool #AL5082	345,885
317,941	5.00%, 11/1/44, Pool #AL7307	359,368
29,715	4.00%, 12/1/44, Pool #AW9502	32,416
141,318	4.00%, 12/1/44, Pool #AX8459	155,342
15,305	4.00%, 12/1/44, Pool #AY0045	16,678
233,655	4.00%, 3/1/45, Pool #AL6541	256,868
106,416	4.00%, 5/1/45, Pool #AZ1207	113,250
45,632	4.00%, 5/1/45, Pool #AZ1876	49,514
85,025	3.00%, 5/1/45, Pool #AS4972	91,358
93,629	4.00%, 6/1/45, Pool #AY8126	99,556
276,930	4.00%, 6/1/45, Pool #AY8096	294,461
41,933	4.00%, 6/1/45, Pool #AZ2719	45,550
36,368	5.00%, 6/1/45, Pool #AZ3448	40,448
53,300	4.00%, 6/1/45, Pool #AZ3341	57,875
581,072	3.50%, 7/1/45, Pool #AZ0814	626,512
216,278	4.00%, 7/1/45, Pool #AZ1783	230,084
227,207	4.00%, 7/1/45, Pool #AZ0833	246,581
28,738	3.00%, 8/1/45, Pool #AZ3728	30,857
207,125	3.00%, 8/1/45, Pool #AS5634	222,585
81,128	3.00%, 8/1/45, Pool #AZ8288	87,187
111,403	4.00%, 10/1/45, Pool #AL7413	122,335
582,125	4.00%, 10/1/45, Pool #AL7593	639,589
40,904	4.00%, 11/1/45, Pool #AZ0560	43,513
72,378	4.00%, 12/1/45, Pool #BA6404	76,960
46,427	4.00%, 12/1/45, Pool #AS6350	51,008
17,758	4.00%, 12/1/45, Pool #BC0997	18,882
61,790	4.50%, 2/1/46, Pool #BM5199	68,375
1,065,569	4.00%, 2/1/46, Pool #BC1578	1,147,006
44,596	4.00%, 4/1/46, Pool #BC3920	48,039
38,769	4.00%, 4/1/46, Pool #BC7809	41,760

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$18,188	4.00%, 5/1/46, Pool #BC2276	$19,597
532,913	3.50%, 5/1/46, Pool #BC0880	574,247
507,996	4.00%, 6/1/46, Pool #AL9282	546,529
315,346	4.00%, 6/1/46, Pool #BC0960	339,197
566,461	3.50%, 7/1/46, Pool #AL9515	610,372
75,597	4.00%, 7/1/46, Pool #BC6148	81,377
193,085	4.00%, 7/1/46, Pool #BC1443	214,648
79,731	4.00%, 8/1/46, Pool #BD1451	85,843
76,627	4.50%, 8/1/46, Pool #AL9111	84,076
70,015	4.00%, 9/1/46, Pool #BD1489	75,311
206,247	4.00%, 9/1/46, Pool #BC2843	229,301
29,369	4.00%, 10/1/46, Pool #BD7599	31,605
219,727	3.50%, 10/1/46, Pool #AL9285	231,111
649,441	3.50%, 12/1/46, Pool #BC9077	699,862
555,983	3.50%, 1/1/47, Pool #AL9776	597,263
1,030,940	4.50%, 2/1/47, Pool #AL9846	1,119,722
129,554	3.50%, 2/1/47, Pool #BE5696	139,342
2,126,676	4.00%, 2/1/47, Pool #AL9779	2,334,243
13,945	4.00%, 6/1/47, Pool #BH4269	15,104
90,985	4.00%, 7/1/47, Pool #BE3774	97,261
784,243	3.50%, 2/1/48, Pool #BJ3436	824,527
67,670	3.00%, 8/1/49, Pool #CA4017	71,486
846,891	4.50%, 9/1/49, Pool #FM1534	935,152
189,440	3.50%, 11/1/49, Pool #CA4557	201,010
960,030	4.00%, 11/1/49, Pool #CA4628	1,030,238
216,562	3.00%, 2/1/50, Pool #CA5126	228,545

		28,422,905

Government National Mortgage Association (4.8%)
12,571	5.00%, 6/15/34, Pool #629493	14,157
5,596	5.00%, 3/15/38, Pool #676766	6,280
2,738	5.00%, 4/15/38, Pool #672672	3,097
10,958	5.00%, 8/15/38, Pool #687818	12,396
85,034	5.00%, 1/15/39, Pool #705997	98,030
193,759	5.00%, 3/15/39, Pool #646746	223,408
1,216	5.00%, 3/15/39, Pool #697946	1,402
199,699	4.00%, 10/15/40, Pool #783143	211,994
59,615	4.00%, 10/20/40, Pool #G24833	64,853
175,620	4.00%, 1/20/41, Pool #4922	191,066
466,920	4.50%, 3/20/41, Pool #4978	513,480
165,158	4.50%, 5/20/41, Pool #005055	187,290
339,694	4.00%, 5/20/41, Pool #5054	369,590
145,112	4.50%, 6/15/41, Pool #366975	163,171
106,846	4.50%, 6/20/41, Pool #005082	117,499
387,500	4.00%, 10/20/41, Pool #5203	421,609
430,466	3.50%, 12/20/41, Pool #5258	463,172
743,606	4.00%, 1/20/42, Pool #5280	809,045
516,918	3.50%, 10/20/42, Pool #MA0462	561,899
260,765	3.00%, 12/20/42, Pool #MA0624	276,480
326,580	3.00%, 12/20/42, Pool #AA5872	347,938
2,543,077	3.50%, 1/20/43, Pool #MA0699	2,764,697
46,360	3.00%, 1/20/43, Pool #MA0698	49,153
563,544	3.50%, 2/20/43, Pool #MA0783	605,762
72,056	3.50%, 3/20/43, Pool #AD8884	77,985
87,114	3.00%, 3/20/43, Pool #AD8812	92,749
209,924	3.00%, 3/20/43, Pool #AA6146	226,266
26,735	3.50%, 4/20/43, Pool #AB9891	28,932

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$76,828	3.50%, 4/20/43, Pool #AD9075	$82,583
467,550	3.50%, 4/20/43, Pool #783976	499,505
531,231	4.00%, 10/20/43, Pool #MA1376	576,994
7,400	4.00%, 7/20/44, Pool #MA2074	8,029
109,182	4.00%, 5/20/45, Pool #MA2893	118,122
180,771	4.00%, 8/20/45, Pool #MA3035	195,557
7,008	4.00%, 9/20/45, Pool #MA3106	7,581
7,167	4.00%, 10/20/45, Pool #MA3174	7,753
8,055	4.00%, 12/20/45, Pool #MA3311	8,715
7,949	4.00%, 1/20/46, Pool #MA3377	8,599
301,087	4.00%, 4/15/46, Pool #784232	330,029
23,194	3.50%, 5/20/46, Pool #AR9166	24,894
29,153	3.50%, 5/20/46, Pool #AR9028	31,285
489,317	4.00%, 5/20/46, Pool #MA3664	528,086
358,073	3.50%, 5/20/46, Pool #MA3663	381,832
30,291	3.50%, 5/20/46, Pool #AS4272	32,515
115,466	3.50%, 6/20/46, Pool #AT4139	123,924
27,036	3.50%, 6/20/46, Pool #AT4134	29,012
336,443	3.50%, 6/20/46, Pool #MA3736	359,645
33,919	3.50%, 6/20/46, Pool #AS4285	36,396
39,805	3.50%, 7/20/46, Pool #784391	42,743
186,072	3.50%, 7/20/46, Pool #MA3803	198,902
39,486	3.50%, 9/20/46, Pool #MA3937	42,187
34,183	3.00%, 10/20/46, Pool #MA4003	36,379
1,733,776	3.00%, 12/20/46, Pool #MA4126	1,845,149
257,764	4.00%, 1/15/47, Pool #AX5857	275,027
240,942	4.00%, 1/15/47, Pool #AX5831	257,078
547,493	3.00%, 1/20/47, Pool #MA4195	582,673
309,494	3.00%, 2/20/47, Pool #MA4261	328,775
74,646	4.00%, 3/20/47, Pool #MA4322	80,560
1,086,586	4.50%, 4/20/47, Pool #MA4384	1,166,494
76,328	4.00%, 4/20/47, Pool #MA4383	81,718
355,397	4.00%, 4/20/47, Pool #784303	377,619
377,267	4.00%, 4/20/47, Pool #784304	400,807
49,247	4.00%, 5/20/47, Pool #MA4452	52,724
685,282	4.50%, 6/20/47, Pool #MA4512	746,626
207,202	4.00%, 6/20/47, Pool #MA4511	221,548
283,819	4.00%, 4/20/48, Pool #MA5137	301,494
252,973	4.00%, 4/20/48, Pool #BG3507	269,838
186,996	4.00%, 4/20/48, Pool #BG7744	199,465
612,378	4.00%, 6/20/48, Pool #MA5264	650,518
1,013,340	4.00%, 9/20/48, Pool #MA5466	1,085,045
30,763	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 5/20/21 @ 100	30,878

		21,568,703

Total U.S. Government Agency Mortgages (Cost $68,425,473)		71,108,098

U.S. Treasury Obligations (19.1%):
U.S. Treasury Bonds (5.3%):
2,785,000	2.50%, 2/15/46	3,448,613
14,837,000	3.00%, 2/15/49	20,484,333

		23,932,946

U.S. Treasury Inflation Index Bonds (1.2%):
3,410,842	0.75%, 2/15/45	4,166,704
85,827	1.00%, 2/15/46	111,027
1,039,502	1.00%, 2/15/49	1,384,987

		5,662,718

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes (5.2%):
$4,834,575	0.13%, 10/15/24	$5,062,297
2,035,514	0.25%, 1/15/25	2,141,267
7,985,519	0.63%, 1/15/26	8,642,402
4,249,484	0.13%, 7/15/26	4,512,072
2,051,552	0.88%, 1/15/29	2,338,881
952,423	0.25%, 7/15/29	1,041,632

		23,738,551

U.S. Treasury Notes (7.4%):
2,034,000	2.13%, 7/31/24	2,190,046
19,744,000	0.25%, 6/30/25	19,706,980
3,535,600	1.63%, 9/30/26	3,795,798
3,268,600	3.13%, 11/15/28	3,951,431
3,558,000	0.63%, 5/15/30	3,548,549

		33,192,804

Total U.S. Treasury Obligations (Cost $76,560,504)		86,527,019

Shares or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.4%):
1,994,813	BlackRock Liquidity FedFund, Institutional Class , 1.81%(d)(e)	$1,994,813

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,994,813)		1,994,813

Unaffiliated Investment Companies (2.2%):
Money Markets (2.2%):
10,055,525	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(e)	10,055,525

Total Unaffiliated Investment Company (Cost $10,055,525)		10,055,525

Total Investment Securities (Cost $431,234,410) — 99.5%		450,252,818
Net other assets (liabilities) — 0.5%		2,147,498

Net Assets — 100.0%		$452,400,316

Percentages indicated are based on net assets as of June 30, 2020.

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $1,905,483.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2020.

(c)	Defaulted bond.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(e)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2020

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2020:

(Unaudited)

Country	Percentage

Argentina	0.1%
Australia	0.4%
Bermuda	— %†
Brazil	— %†
Canada	0.7%
Cayman Islands	0.9%
Chile	0.3%
Dominican Republic	0.4%
France	0.3%
Germany	0.8%
Guernsey	0.7%
Hong Kong	0.1%
Indonesia	0.3%
Ireland	0.7%

Country	Percentage
Italy	0.4%
Jersey	0.2%
Luxembourg	0.9%
Mexico	1.8%
Netherlands	1.5%
Qatar	0.3%
Saudi Arabia	0.2%
Supernational	0.1%
Switzerland	0.3%
United Arab Emirates	0.3%
United Kingdom	2.3%
United States	86.0%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Total Bond Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$431,234,410

Investment securities, at value(a)	$450,252,818
Cash	69,798
Interest and dividends receivable	3,705,979
Receivable for capital shares issued	1,574,243
Receivable for investments sold	919,086
Receivable for TBA investments sold	104,285
Prepaid expenses	920

Total Assets	456,627,129

Liabilities:
Payable for investments purchased	1,805,337
Payable for TBA investments purchased	104,299
Payable for capital shares redeemed	16,803
Payable for collateral received on loaned securities	1,994,813
Manager fees payable	182,665
Administration fees payable	4,144
Distribution fees payable	86,758
Custodian fees payable	3,976
Administrative and compliance services fees payable	817
Transfer agent fees payable	1,829
Trustee fees payable	5,111
Other accrued liabilities	20,261

Total Liabilities	4,226,813

Net Assets	$452,400,316

Net Assets Consist of:
Paid in capital	$412,407,338
Total distributable earnings	39,992,978

Net Assets	$452,400,316

Class 1
Net Assets	$22,465,787
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,110,543
Net Asset Value (offering and redemption price per share)	$10.64

Class 2
Net Assets	$429,934,529
Shares of beneficial interest (unlimited number of shares authorized, no par value)	39,271,438
Net Asset Value (offering and redemption price per share)	$10.95

(a)	Includes securities on loan of $1,905,483.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$7,923,264
Dividends	39,832
Income from securities lending	21,830

Total Investment Income	7,984,926

Expenses:
Manager fees	1,138,403
Administration fees	88,605
Distribution fees — Class 2	541,606
Custodian fees	11,902
Administrative and compliance services fees	4,578
Transfer agent fees	6,007
Trustee fees	14,439
Professional fees	12,853
Shareholder reports	14,631
Other expenses	5,353

Total expenses	1,838,377

Net Investment Income/(Loss)	6,146,549

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities	8,343,382
Net realized gains/(losses) on securities held short	(62,586)
Change in net unrealized appreciation/depreciation on securities	3,493,993
Change in net unrealized appreciation/depreciation on securities held short	785

Net realized and Change in net unrealized gains/losses on investments	11,775,574

Change in Net Assets Resulting From Operations	$17,922,123

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Total Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,146,549	$14,785,027
Net realized gains/(losses) on investments	8,280,796	4,806,703
Change in unrealized appreciation/depreciation on investments	3,494,778	30,038,295

Change in net assets resulting from operations	17,922,123	49,630,025

Distributions to Shareholders:
Class 1	—	(762,762)
Class 2	—	(14,007,289)

Change in net assets resulting from distributions to shareholders	—	(14,770,051)

Capital Transactions:
Class 1
Proceeds from shares issued	585,337	2,473,032
Proceeds from dividends reinvested	—	762,762
Value of shares redeemed	(1,851,414)	(3,389,231)

Total Class 1 Shares	(1,266,077)	(153,437)

Class 2
Proceeds from shares issued	22,853,905	14,141,674
Proceeds from dividends reinvested	—	14,007,289
Value of shares redeemed	(80,796,346)	(69,635,789)

Total Class 2 Shares	(57,942,441)	(41,486,826)

Change in net assets resulting from capital transactions	(59,208,518)	(41,640,263)

Change in net assets	(41,286,395)	(6,780,289)
Net Assets:
Beginning of period	493,686,711	500,467,000

End of period	$452,400,316	$493,686,711

Share Transactions:
Class 1
Shares issued	56,166	246,124
Dividends reinvested	—	75,446
Shares redeemed	(183,797)	(335,189)

Total Class 1 Shares	(127,631)	(13,619)

Class 2
Shares issued	2,120,140	1,364,347
Dividends reinvested	—	1,345,561
Shares redeemed	(7,690,678)	(6,698,382)

Total Class 2 Shares	(5,570,538)	(3,988,474)

Change in shares	(5,698,169)	(4,002,093)

See accompanying notes to the financial statements.

23

AZL Fidelity Institutional Asset Management Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$10.20		$9.54	$9.96	$9.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.15	(a)	0.32 (a)	0.32	0.23	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	0.29		0.69	(0.42)	0.21	(0.47)

Total from Investment Activities	0.44		1.01	(0.10)	0.44	(0.23)

Distributions to Shareholders From:
Net Investment Income	—		(0.35)	(0.32)	(0.25)	—

Total Dividends	—		(0.35)	(0.32)	(0.25)	—

Net Asset Value, End of Period	$10.64		$10.20	$9.54	$9.96	$9.77

Total Return(b)	4.31	%(c)	10.57%	(1.00)%	4.55%	(2.30	)%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$22,466		$22,823	$21,476	$24,077	$25,981
Net Investment Income/(Loss)(d)	2.94%		3.17%	2.96%	2.23%	3.03%
Expenses Before Reductions(d)(e)	0.57%		0.57%	0.56%	0.56%	0.59%
Expenses Net of Reductions(d)	0.57%		0.57%	0.56%	0.56%	0.59%
Portfolio Turnover Rate(f)	35%		68%	38%	81%	119%

Class 2

Net Asset Value, Beginning of Period	$10.50		$9.81	$10.23	$10.05	$9.85		$10.14

Investment Activities:
Net Investment Income/(Loss)	0.14	(a)	0.30 (a)	0.31	0.22	0.26		0.31
Net Realized and Unrealized Gains/(Losses) on Investments	0.31		0.71	(0.44)	0.21	0.29		(0.40)

Total from Investment Activities	0.45		1.01	(0.13)	0.43	0.55		(0.09)

Distributions to Shareholders From:
Net Investment Income	—		(0.32)	(0.29)	(0.25)	(0.34)		(0.20)
Net Realized Gains	—		—	—	—	(0.01)		—

Total Dividends	—		(0.32)	(0.29)	(0.25)	(0.35)		(0.20)

Net Asset Value, End of Period	$10.95		$10.50	$9.81	$10.23	$10.05		$9.85

Total Return(b)	4.29	%(c)	10.28%	(1.25)%	4.28%	5.51%		(0.89)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$429,935		$470,864	$478,991	$552,678	$568,216		$433,205
Net Investment Income/(Loss)(d)	2.69%		2.92%	2.71%	1.98%	3.06%		2.93%
Expenses Before Reductions(d)(e)	0.82%		0.82%	0.81%	0.81%	0.83%		0.82%
Expenses Net of Reductions(d)	0.82%		0.82%	0.81%	0.81%	0.83%		0.82%
Portfolio Turnover Rate(f)	35%		68%	38%	81%	119%		123%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

24

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

25

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned of expenses and realized and unrealized gains and losses are incurred.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,135 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,994,813 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2020, no collateral had been posted by the Fund to counterparties for TBAs.

26

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM”), FIAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	0.50%	0.70%

AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	0.50%	0.95%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,965 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

27

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,824	$—	$—	$1,824
Asset Backed Securities	—	7,930,251	—	7,930,251
Collateralized Mortgage Obligations	—	23,094,859	—	23,094,859
Bank Loans	—	463,794	—	463,794
Corporate Bonds+	—	181,147,668	—	181,147,668
Yankee Dollars+	—	61,487,695	—	61,487,695
Municipal Bonds	—	6,441,272	—	6,441,272
U.S. Government Agency Mortgages	—	71,108,098	—	71,108,098
U.S. Treasury Obligations	—	86,527,019	—	86,527,019
Short-Term Securities Held as Collateral for Securities on Loan	1,994,813	—	—	1,994,813
Unaffiliated Investment Companies	10,055,525	—	—	10,055,525

Total Investments	$12,052,162	$438,200,656	$—	$450,252,818

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$158,311,720	$213,253,287

For the period ended June 30, 2020, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$74,031,106	$152,674,357

28

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks“ and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $485,871,006. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$18,76,710
Unrealized (depreciation)	(3,299,051)

Net unrealized appreciation/(depreciation)	$15,467,659

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2019, the Fund utilized $4,675,284 in CLCFs to offset capital gains.

29

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Fidelity Institutional Asset Management Total Bond Fund	$4,247,444	$3,934,341	$8,181,785

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Total Bond Fund	$14,770,051	$—	$14,770,051

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Total Bond Fund	$14,784,981	$—	$(8,181,785)	$15,467,659	$22,070,855

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

30

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

31

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

32

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Gateway Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 15

Statement Regarding the Trust’s Liquidity Risk Management Program Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Gateway Fund	$1,000.00	$976.00	$5.50	1.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Gateway Fund	$1,000.00	$1,019.29	$5.62	1.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	27.4%

Health Care	14.0

Consumer Discretionary	10.8

Communication Services	10.8

Financials	9.6

Industrials	7.8

Consumer Staples	6.4

Utilities	2.8

Energy	2.7

Real Estate	2.5

Materials	2.4

Total Common Stocks and Preferred Stocks	97.2

Unaffiliated Investment Companies	3.8

Purchased Put Options	1.1

Total Investment Securities	102.1

Net other assets (liabilities)	(2.1)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+ (97.2%):
Aerospace & Defense (1.6%):
3,423	Boeing Co. (The)	$627,436
961	HEICO Corp.	95,764
828	Huntington Ingalls Industries, Inc.	144,478
13,912	Raytheon Technologies Corp.	857,257
537	Teledyne Technologies, Inc.*	166,980
700	TransDigm Group, Inc.	309,435

		2,201,350

Air Freight & Logistics (0.5%):
5,398	United Parcel Service, Inc., Class B	600,150
749	XPO Logistics, Inc.*	57,860

		658,010

Airlines (0.2%):
2,336	Alaska Air Group, Inc.	84,703
4,056	JetBlue Airways Corp.*	44,210
3,104	United Airlines Holdings, Inc.*	107,430

		236,343

Auto Components (0.1%):
793	Autoliv, Inc.	51,156
2,218	Cooper Tire & Rubber Co.	61,239

		112,395

Automobiles (0.2%):
39,693	Ford Motor Co.	241,333
42	Tesla, Inc.*	45,352

		286,685

Banks (3.9%):
2,673	Associated Banc-Corp.	36,567
80,819	Bank of America Corp.	1,919,451
21,931	Citigroup, Inc.	1,120,674
20,629	Huntington Bancshares, Inc.	186,383
22,297	JPMorgan Chase & Co.	2,097,256
2,161	Old National Bancorp	29,735
573	Signature Bank	61,265

		5,451,331

Beverages (1.8%):
23,404	Coca-Cola Co. (The)	1,045,691
1,889	Keurig Dr Pepper, Inc.	53,648
3,549	Monster Beverage Corp.*	246,017
8,696	PepsiCo, Inc.	1,150,132

		2,495,488

Biotechnology (2.3%):
10,542	AbbVie, Inc.	1,035,012
3,518	Amgen, Inc.	829,755
1,312	Biogen, Inc.*	351,026
682	Exact Sciences Corp.*	59,293
701	Ionis Pharmaceuticals, Inc.*	41,331
681	Seattle Genetics, Inc.*	115,716
2,402	Vertex Pharmaceuticals, Inc.*	697,325

		3,129,458

Building Products (0.3%):
2,734	A.O. Smith Corp.	128,826
10,053	Carrier Global Corp.	223,377
426	Lennox International, Inc.	99,254

		451,457

Shares		Fair Value
Common Stocks+, continued
Capital Markets (1.9%):
8,193	Charles Schwab Corp. (The)	$276,432
2,775	Eaton Vance Corp.	107,115
273	FactSet Research Systems, Inc.	89,672
5,010	Intercontinental Exchange, Inc.	458,916
1,777	Legg Mason, Inc.	88,406
10,331	Morgan Stanley	498,987
1,122	MSCI, Inc.	374,546
1,859	S&P Global, Inc.	612,504
1,911	TD Ameritrade Holding Corp.	69,522

		2,576,100

Chemicals (1.6%):
1,706	Ashland Global Holdings, Inc.	117,885
2,200	Celanese Corp., Series A	189,948
8,538	Corteva, Inc.	228,733
6,808	Dow, Inc.	277,494
7,517	DuPont de Nemours, Inc.	399,379
2,828	Eastman Chemical Co.	196,942
571	Ingevity Corp.*	30,017
1,698	International Flavors & Fragrances, Inc.	207,937
3,474	LyondellBasell Industries NV, Class A	228,311
6,351	Mosaic Co. (The)	79,451
4,709	Olin Corp.	54,106
1,837	RPM International, Inc.	137,885
4,090	Valvoline, Inc.	79,060

		2,227,148

Commercial Services & Supplies (0.6%):
2,488	Copart, Inc.*	207,176
1,537	Waste Connections, Inc.	144,155
4,981	Waste Management, Inc.	527,537

		878,868

Communications Equipment (1.1%):
28,254	Cisco Systems, Inc.	1,317,766
1,702	Motorola Solutions, Inc.	238,501

		1,556,267

Construction Materials (0.1%):
866	Martin Marietta Materials, Inc.	178,890

Consumer Finance (0.3%):
2,142	Ally Financial, Inc.	42,476
4,990	Discover Financial Services	249,949
5,724	Synchrony Financial	126,844

		419,269

Containers & Packaging (0.4%):
1,498	Avery Dennison Corp.	170,907
1,623	Crown Holdings, Inc.*	105,706
2,479	Sonoco Products Co.	129,627
4,820	WestRock Co.	136,213

		542,453

Distributors (0.1%):
2,193	Genuine Parts Co.	190,703

Diversified Consumer Services (0.0%†):
1,240	Service Corp. International	48,224

Diversified Financial Services (1.7%):
12,049	Berkshire Hathaway, Inc., Class B*	2,150,867

See accompanying notes to the financial statements.

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Diversified Financial Services, continued
2,788	Voya Financial, Inc.	$130,060

		2,280,927

Diversified Telecommunication Services (1.9%):
42,330	AT&T, Inc.	1,279,636
11,994	CenturyLink, Inc.	120,300
23,055	Verizon Communications, Inc.	1,271,022

		2,670,958

Electric Utilities (1.5%):
8,345	Alliant Energy Corp.	399,225
8,835	American Electric Power Co., Inc.	703,620
3,640	Edison International	197,688
2,740	Entergy Corp.	257,039
5,238	Evergy, Inc.	310,561
2,084	Hawaiian Electric Industries, Inc.	75,149
2,865	OGE Energy Corp.	86,981

		2,030,263

Electrical Equipment (0.7%):
5,302	Eaton Corp. plc	463,819
6,442	Emerson Electric Co.	399,598
1,037	Hubbell, Inc.	129,998

		993,415

Electronic Equipment, Instruments & Components (0.5%):
1,968	CDW Corp.	228,642
7,620	Corning, Inc.	197,358
2,110	Trimble, Inc.*	91,131
678	Zebra Technologies Corp., Class A*	173,534

		690,665

Energy Equipment & Services (0.2%):
17,918	Halliburton Co.	232,576
2,683	Helmerich & Payne, Inc.	52,345

		284,921

Entertainment (2.3%):
5,888	Activision Blizzard, Inc.	446,899
2,101	Live Nation Entertainment, Inc.*	93,137
2,785	Netflix, Inc.*	1,267,286
1,036	Take-Two Interactive Software, Inc.*	144,595
11,035	Walt Disney Co. (The)	1,230,513

		3,182,430

Equity Real Estate Investment Trusts (2.5%):
7,602	American Homes 4 Rent, Class A	204,494
2,862	Camden Property Trust	261,072
2,650	CubeSmart	71,524
1,769	Douglas Emmett, Inc.	54,238
12,204	Duke Realty Corp.	431,899
4,044	Equity Lifestyle Properties, Inc.	252,669
2,592	Extra Space Storage, Inc.	239,423
5,336	Healthcare Realty Trust, Inc.	156,291
9,176	Invitation Homes, Inc.	252,615
2,994	Kilroy Realty Corp.	175,748
979	Mack-Cali Realty Corp.	14,969
9,248	Medical Properties Trust, Inc.	173,862
2,952	National Retail Properties, Inc.	104,737
3,046	Regency Centers Corp.	139,781
1,259	Sabra Health Care REIT, Inc.	18,167

Shares		Fair Value
Common Stocks+, continued
Equity Real Estate Investment Trusts, continued
991	Sun Communities, Inc.	$134,459
10,962	UDR, Inc.	409,760
3,429	Ventas, Inc.	125,570
3,376	WP Carey, Inc.	228,386

		3,449,664

Food & Staples Retailing (1.5%):
544	Casey’s General Stores, Inc.	81,339
2,811	Costco Wholesale Corp.	852,323
357	US Foods Holding Corp.*	7,040
9,766	Walmart, Inc.	1,169,772

		2,110,474

Food Products (0.7%):
1,035	Bunge, Ltd.	42,570
1,975	Lamb Weston Holdings, Inc.	126,262
14,095	Mondelez International, Inc., Class A	720,677
890	Post Holdings, Inc.*	77,982

		967,491

Gas Utilities (0.1%):
1,421	National Fuel Gas Co.	59,583
2,695	UGI Corp.	85,701

		145,284

Health Care Equipment & Supplies (3.5%):
12,581	Abbott Laboratories	1,150,281
744	Align Technology, Inc.*	204,183
4,731	Baxter International, Inc.	407,339
12,884	Boston Scientific Corp.*	452,357
5,333	Edwards Lifesciences Corp.*	368,564
3,922	Hologic, Inc.*	223,554
50	Insulet Corp.*	9,713
1,007	Intuitive Surgical, Inc.*	573,819
6,233	Medtronic plc	571,566
1,932	ResMed, Inc.	370,944
1,124	Steris plc	172,467
610	Teleflex, Inc.	222,028
479	West Pharmaceutical Services, Inc.	108,814

		4,835,629

Health Care Providers & Services (2.8%):
2,248	Anthem, Inc.	591,179
2,597	Cigna Corp.	487,327
7,953	CVS Health Corp.	516,706
2,671	HCA Healthcare, Inc.	259,247
315	Molina Healthcare, Inc.*	56,064
6,508	UnitedHealth Group, Inc.	1,919,535
1,013	Universal Health Services, Inc., Class B	94,098

		3,924,156

Health Care Technology (0.1%):
716	Veeva Systems, Inc., Class A*	167,845

Hotels, Restaurants & Leisure (1.4%):
1,989	Aramark	44,892
214	Domino’s Pizza, Inc.	79,060
491	Dunkin’ Brands Group, Inc.	32,028
960	Hilton Grand Vacations, Inc.*	18,768
3,871	Hilton Worldwide Holdings, Inc.	284,325
5,843	McDonald’s Corp.	1,077,858
1,249	Melco Resorts & Entertainment, Ltd., ADR	19,384

See accompanying notes to the financial statements.

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Hotels, Restaurants & Leisure, continued
4,706	Restaurant Brands International, Inc.	$256,171
234	Vail Resorts, Inc.	42,623
4,279	Wendy’s Co. (The)	93,197

		1,948,306

Household Durables (0.5%):
4,708	Lennar Corp., Class A	290,107
4,173	Newell Brands, Inc.	66,267
51	NVR, Inc.*	166,196
203	Roku, Inc.*	23,656
2,775	Toll Brothers, Inc.	90,437

		636,663

Household Products (1.5%):
17,465	Procter & Gamble Co. (The)	2,088,290

Industrial Conglomerates (1.2%):
4,613	3M Co.	719,582
6,097	Honeywell International, Inc.	881,565

		1,601,147

Insurance (1.8%):
9,114	Aflac, Inc.	328,378
52	Alleghany Corp.	25,435
4,095	Allstate Corp. (The)	397,175
279	American Financial Group, Inc.	17,705
2,550	Aon plc, Class A	491,130
4,357	Arch Capital Group, Ltd.*	124,827
5,062	Arthur J. Gallagher & Co.	493,495
3,373	Brown & Brown, Inc.	137,483
1,349	Fidelity National Financial, Inc.	41,360
2,790	Lincoln National Corp.	102,644
208	Markel Corp.*	192,019
595	RenaissanceRe Holdings, Ltd.	101,763
3,320	Unum Group	55,079

		2,508,493

Interactive Media & Services (5.5%):
1,137	Alphabet, Inc., Class A*	1,612,323
1,944	Alphabet, Inc., Class C*	2,748,058
13,712	Facebook, Inc., Class A*	3,113,584
636	Match Group, Inc.*	68,084
614	Zillow Group, Inc., Class C*	35,373

		7,577,422

Internet & Direct Marketing Retail (4.8%):
2,276	Amazon.com, Inc.*	6,279,074
6,519	eBay, Inc.	341,922
82	MercadoLibre, Inc.*	80,833

		6,701,829

IT Services (5.4%):
3,790	Automatic Data Processing, Inc.	564,293
229	Black Knight, Inc.*	16,616
217	Booz Allen Hamilton Holding Corp.	16,880
3,364	Cognizant Technology Solutions Corp., Class A	191,142
285	EPAM Systems, Inc.*	71,823
4,105	Fidelity National Information Services, Inc.	550,439
1,838	Leidos Holdings, Inc.	172,165
4,508	MasterCard, Inc., Class A	1,333,016
4,165	Paychex, Inc.	315,499
8,000	PayPal Holdings, Inc.*	1,393,841

Shares		Fair Value
Common Stocks+, continued
IT Services, continued
351	Twilio, Inc., Class A*	$77,016
1,955	VeriSign, Inc.*	404,353
11,953	Visa, Inc., Class A	2,308,962

		7,416,045

Leisure Products (0.0%†):
30	Polaris, Inc.	2,777

Life Sciences Tools & Services (0.8%):
1,472	Illumina, Inc.*	545,155
266	Mettler-Toledo International, Inc.*	214,276
1,190	PRA Health Sciences, Inc.*	115,775
914	Waters Corp.*	164,886

		1,040,092

Machinery (1.7%):
4,720	Caterpillar, Inc.	597,079
2,192	Cummins, Inc.	379,786
2,490	Deere & Co.	391,304
3,143	Otis Worldwide Corp.	178,711
1,635	Parker Hannifin Corp.	299,646
2,262	Pentair plc	85,933
935	Snap-On, Inc.	129,507
1,171	Timken Co.	53,269
292	Woodward, Inc.	22,645
2,617	Xylem, Inc.	170,000

		2,307,880

Media (1.0%):
27,187	Comcast Corp., Class A	1,059,749
626	Liberty Broadband Corp., Class C*	77,599
2,408	Liberty Global plc, Series C*	51,796
900	Liberty Latin America, Ltd., Class C*	8,496
4,793	News Corp., Class B	57,276
2,528	Omnicom Group, Inc.	138,029
19,225	Sirius XM Holdings, Inc.	112,851

		1,505,796

Metals & Mining (0.2%):
4,636	Southern Copper Corp.	184,373
3,497	Steel Dynamics, Inc.	91,237
1,665	Worthington Industries, Inc.	62,105

		337,715

Mortgage Real Estate Investment Trusts (0.0%†):
2,128	Annaly Capital Management, Inc.	13,960

Multiline Retail (0.4%):
850	Nordstrom, Inc.	13,167
4,331	Target Corp.	519,416

		532,583

Multi-Utilities (1.3%):
5,299	Ameren Corp.	372,838
6,141	CenterPoint Energy, Inc.	114,652
3,856	Consolidated Edison, Inc.	277,362
6,790	Public Service Enterprise Group, Inc.	333,796
7,177	WEC Energy Group, Inc.	629,065

		1,727,713

Oil, Gas & Consumable Fuels (2.5%):
26	Apache Corp.	351
1,266	Cheniere Energy, Inc.*	61,173

See accompanying notes to the financial statements.

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Oil, Gas & Consumable Fuels, continued
12,127	Chevron Corp.	$1,082,092
7,881	ConocoPhillips Co.	331,160
25,922	Exxon Mobil Corp.	1,159,233
1,827	HollyFrontier Corp.	53,348
5,667	Marathon Petroleum Corp.	211,832
4,661	ONEOK, Inc.	154,838
3,451	Phillips 66	248,127
3,157	Valero Energy Corp.	185,695

		3,487,849

Personal Products (0.0%†):
555	Herbalife Nutrition, Ltd.*	24,964

Pharmaceuticals (4.5%):
13,506	Bristol-Myers Squibb Co.	794,153
6,144	Eli Lilly & Co.	1,008,722
460	Jazz Pharmaceuticals plc*	50,756
14,810	Johnson & Johnson Co.	2,082,731
16,573	Merck & Co., Inc.	1,281,590
32,022	Pfizer, Inc.	1,047,119

		6,265,071

Professional Services (0.2%):
275	CoStar Group, Inc.*	195,433
102	ManpowerGroup, Inc.	7,013
993	TransUnion	86,431

		288,877

Road & Rail (0.8%):
432	Canadian Pacific Railway, Ltd.	110,307
7,948	CSX Corp.	554,293
894	J.B. Hunt Transport Services, Inc.	107,584
1,481	Lyft, Inc., Class A*	48,888
1,280	Old Dominion Freight Line, Inc.	217,075
1,047	Uber Technologies, Inc.*	32,541

		1,070,688

Semiconductors & Semiconductor Equipment (4.9%):
8,385	Advanced Micro Devices, Inc.*	441,135
3,873	Analog Devices, Inc.	474,985
2,350	Broadcom, Inc.	741,684
25,263	Intel Corp.	1,511,485
3,176	Marvell Technology Group, Ltd.	111,351
6,167	Micron Technology, Inc.*	317,724
3,589	NVIDIA Corp.	1,363,497
8,006	Qualcomm, Inc.	730,227
3,528	Teradyne, Inc.	298,151
6,504	Texas Instruments, Inc.	825,813

		6,816,052

Software (9.5%):
3,865	Adobe, Inc.*	1,682,473
1,202	ANSYS, Inc.*	350,659
3,824	Cadence Design Systems, Inc.*	366,951
1,556	Fortinet, Inc.*	213,592
41,933	Microsoft Corp.	8,533,786
2,148	Nuance Communications, Inc.*	54,355
15,726	Oracle Corp.	869,176
292	Palo Alto Networks, Inc.*	67,064
427	Paycom Software, Inc.*	132,255
849	PTC, Inc.*	66,044

Shares		Fair Value
Common Stocks+, continued
Software, continued
1,157	ServiceNow, Inc.*	$468,654
1,236	SS&C Technologies Holdings, Inc.	69,809
83	Tyler Technologies, Inc.*	28,791
738	Workday, Inc., Class A*	138,272
244	Zoom Video Communications, Inc., Class A*	61,864

		13,103,745

Specialty Retail (2.6%):
2,051	American Eagle Outfitters, Inc.	22,356
369	Burlington Stores, Inc.*	72,667
288	Five Below, Inc.*	30,790
707	Foot Locker, Inc.	20,616
7,906	Home Depot, Inc. (The)	1,980,532
6,091	Lowe’s Cos., Inc.	823,016
1,017	Tiffany & Co.	124,013
11,079	TJX Cos., Inc. (The)	560,154

		3,634,144

Technology Hardware, Storage & Peripherals (6.1%):
23,066	Apple, Inc.	8,414,477
473	Dell Technologies, Inc., Class C*	25,987

		8,440,464

Textiles, Apparel & Luxury Goods (0.7%):
707	Lululemon Athletica, Inc.*	220,591
7,246	Nike, Inc., Class B	710,470

		931,061

Tobacco (0.9%):
16,707	Altria Group, Inc.	655,749
7,978	Philip Morris International, Inc.	558,939

		1,214,688

Trading Companies & Distributors (0.0%†):
508	GATX Corp.	30,977
801	HD Supply Holdings, Inc.*	27,755

		58,732

Total Common Stocks (Cost $72,329,220)		134,657,607

Purchased Options (1.1%):
Total Purchased Options (Cost $1,535,186)		1,575,240

Unaffiliated Investment Companies (3.8%):
Money Markets (3.8%):
5,197,304	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(a)	5,197,304

Total Unaffiliated Investment Companies (Cost $5,197,304)		5,197,304

Total Investment Securities (Cost $79,061,710) — 102.1%		141,430,151
Net other assets (liabilities) — (2.1)%		(2,954,712)

Net Assets — 100.0%		$138,475,439

See accompanying notes to the financial statements.

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2020.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

†	Represents less than 0.05%.

(a)	The rate represents the effective yield at June 30, 2020.

Options Contracts

At June 30, 2020, the Fund’s exchange traded options purchased were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Put	2750.00 USD	8/21/20	131	$360,250	$502,385
S&P 500 Index	Put	2800.00 USD	9/18/20	151	422,800	1,072,855

Total (Cost $1,535,186)						$1,575,240

At June 30, 2020, the Fund’s exchange traded options written were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Call	3025.00 USD	7/17/20	46	$139,150	$(507,610)
S&P 500 Index	Call	3050.00 USD	7/17/20	48	146,400	(442,560)
S&P 500 Index	Call	3075.00 USD	7/17/20	48	147,600	(361,440)
S&P 500 Index	Call	3100.00 USD	7/17/20	48	148,800	(286,800)
S&P 500 Index	Call	3225.00 USD	7/31/20	46	148,350	(120,520)
S&P 500 Index	Call	3125.00 USD	8/21/20	48	150,000	(451,440)
S&P 500 Index	Call	3150.00 USD	8/21/20	48	151,200	(385,440)
S&P 500 Index	Call	3200.00 USD	8/21/20	49	156,800	(274,400)
S&P 500 Index	Call	3300.00 USD	8/21/20	48	158,400	(113,040)

Total (Premiums $4,139,019)						$(2,943,250)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value

Options Written	$(2,943,250)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investment securities, at cost	$79,061,710

Investment securities, at value	$141,430,151
Cash	2,288
Interest and dividends receivable	98,221
Receivable for capital shares issued	15,875
Reclaims receivable	1,812
Prepaid expenses	260

Total Assets	141,548,607

Liabilities:
Payable for capital shares redeemed	220
Written Options (Premiums received $4,139,019)	2,943,250
Manager fees payable	89,479
Administration fees payable	2,189
Distribution fees payable	27,962
Custodian fees payable	981
Administrative and compliance services fees payable	269
Transfer agent fees payable	1,093
Trustee fees payable	1,657
Other accrued liabilities	6,068

Total Liabilities	3,073,168

Net Assets	$138,475,439

Net Assets Consist of:
Paid in capital	$95,136,420
Total distributable earnings	43,339,019

Net Assets	$138,475,439

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,309,664
Net Asset Value (offering and redemption price per share)	$13.43

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$1,347,504
Foreign withholding tax	(626)

Total Investment Income	1,346,878

Expenses:
Manager fees	546,325
Administration fees	27,119
Distribution fees	170,727
Custodian fees	2,501
Administrative and compliance services fees	1,260
Transfer agent fees	2,676
Trustee fees	3,994
Professional fees	3,542
Shareholder reports	3,135
Other expenses	1,763

Total expenses	763,042

Net Investment Income/(Loss)	583,836

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities	11,266,927
Net realized gains/(losses) on written options contracts	(7,816,362)
Change in net unrealized appreciation/depreciation on securities	(11,147,834)
Change in net unrealized appreciation/depreciation on written options contracts	2,656,282

Net realized and Change in net unrealized gains/losses on investments	(5,040,987)

Change in Net Assets Resulting From Operations	$(4,457,151)

See accompanying notes to the financial statements.

7

AZL Gateway Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$583,836	$1,536,335
Net realized gains/(losses) on investments	3,450,565	(16,196,484)
Change in unrealized appreciation/depreciation on investments	(8,491,552)	30,173,513

Change in net assets resulting from operations	(4,457,151)	15,513,364

Distributions to Shareholders:
Distributions	—	(1,477,781)

Change in net assets resulting from distributions to shareholders	—	(1,477,781)

Capital Transactions:
Proceeds from shares issued	12,091,162	4,817,499
Proceeds from dividends reinvested	—	1,477,781
Value of shares redeemed	(20,119,425)	(17,161,872)

Change in net assets resulting from capital transactions	(8,028,263)	(10,866,592)

Change in net assets	(12,485,414)	3,168,991
Net Assets:
Beginning of period	150,960,853	147,791,862

End of period	$138,475,439	$150,960,853

Share Transactions:
Shares issued	918,202	366,473
Dividends reinvested	—	111,784
Shares redeemed	(1,581,010)	(1,289,868)

Change in shares	(662,808)	(811,611)

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$13.76		$12.54	$13.32	$12.29	$11.96	$11.87

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.13 (a)	0.18	0.12	0.17	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(0.39)		1.22	(0.79)	1.04	0.40	0.08

Total from Investment Activities	(0.33)		1.35	(0.61)	1.16	0.57	0.23

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.17)	(0.13)	(0.24)	(0.14)

Total Dividends	—		(0.13)	(0.17)	(0.13)	(0.24)	(0.14)

Net Asset Value, End of Period	$13.43		$13.76	$12.54	$13.32	$12.29	$11.96

Total Return(b)	(2.40	)%(c)	10.82%	(4.65)%	9.46%	4.84%	1.98%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$138,475		$150,961	$147,792	$213,295	$178,951	$200,708
Net Investment Income/(Loss)(d)	0.86%		1.01%	0.93%	1.06%	1.19%	1.11%
Expenses Before Reductions(d)(e)	1.12%		1.11%	1.10%	1.10%	1.10%	1.10%
Expenses Net of Reductions(d)	1.12%		1.11%	1.10%	1.10%	1.10%	1.10%
Portfolio Turnover Rate	21	%(c)	19%	9%	24%	20%	5%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2020, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2020, the monthly average notional amount for written options contracts was $1.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Options Contracts			Written Options Contracts	$2,943,250

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Options Contracts	Net realized gains/(losses) on written options contracts/Change in net unrealized appreciation/depreciation on written options contracts	$(7,816,362)	$2,656,282

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $585 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$134,657,607	$—	$—	$134,657,607
Purchased Options	1,575,240	—	—	1,575,240
Unaffiliated Investment Companies	5,197,304	—	—	5,197,304

Total Investment Securities	141,430,151	—	—	141,430,151

Other Financial Instruments:*
Written Options	(2,943,250)	—	—	(2,943,250)

Total Investments	$138,486,901	$—	$—	$138,486,901

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Gateway Fund	$28,105,868	$38,601,354

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $79,910,604. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$73,732,494
Unrealized (depreciation)	(2,584,970)

Net unrealized appreciation/(depreciation)	$71,147,524

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Gateway Fund	$17,537,382	$9,257,421	$26,794,803

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Gateway Fund	$1,477,781	$—	$1,477,781

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Gateway Fund	$1,491,118	$—	$(26,794,804)	$73,099,856	$47,796,170

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of options contracts and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Government Money Market Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Government Money Market Fund	$1,000.00	$1,002.10	$2.69	0.54%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Government Money Market Fund	$1,000.00	$1,022.18	$2.72	0.54%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Government Agency Mortgages	45.2%

Repurchase Agreements	38.6

U.S. Treasury Obligations	16.0

Total Investment Securities	99.8

Net other assets (liabilities)	0.2

Net Assets	100.0%

1

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (45.2%):
Federal Farm Credit Bank (11.3%):
$85,000	1.79%, 7/7/20(a)	$84,975
1,850,000	1.62%, 8/14/20(a)	1,846,382
1,555,000	0.14%(US0001M-5bps), 8/17/20	1,555,000
3,955,000	1.56%, 9/3/20(a)	3,944,102
2,180,000	0.15%(US0001M-4bps), 9/11/20	2,179,987
1,060,000	1.62%, 9/28/20(a)	1,055,807
1,285,000	0.52%, 10/2/20(a)	1,283,274
3,135,000	0.14%, 11/12/20(a)	3,133,366
4,000,000	0.20%, 11/30/20(a)	3,996,622
6,215,000	1.51%, 12/8/20(a)	6,173,459
2,325,000	0.21%(US0001M+3bps), 12/14/20	2,324,957
230,000	0.18%(FEDL01+10bps), 12/16/20	230,000
860,000	0.16%(SOFR+8bps), 1/14/21	860,000
2,000,000	0.18%(SOFR+11bps), 1/15/21	2,000,000
2,565,000	0.34%, 1/19/21(a)	2,560,107
570,000	0.89%, 1/20/21(a)	567,172
2,255,000	0.43%, 2/12/21(a)	2,248,913
2,000,000	0.17%, 3/11/21(a)	1,997,611
1,270,000	0.20%(US0001M ), 3/17/21	1,269,943
2,125,000	0.27%, 3/17/21(a)	2,120,872
3,015,000	0.19%, 6/1/21(a)	3,009,669
1,785,000	0.42%(USBMMY3M+26bps), 6/17/21	1,784,830
1,500,000	0.33%(US0001M+16bps), 7/1/21	1,500,000
990,000	0.38%(USBMMY3M+23bps), 7/8/21	990,000
480,000	0.29%(US0001M+11bps), 7/9/21	480,000
370,000	0.31%(US0001M+13bps), 10/8/21	370,000
535,000	0.30%(US0001M+11bps), 11/12/21	535,000
880,000	0.27%(SOFR+19bps), 11/18/21	880,000
1,280,000	0.40%(USBMMY3M+15bps), 12/13/21	1,278,151
1,955,000	0.26%(SOFR+18bps), 1/14/22	1,955,000
4,000,000	0.43%, 2/8/22	4,000,000
685,000	0.28%(USBMMY3M+12bps), 5/2/22	684,924

		58,900,123

Federal Home Loan Bank (28.3%):
9,075,000	1.58%, 7/6/20(a)	9,073,020
3,280,000	0.17%, 7/8/20(a)	3,279,892
3,620,000	0.18%(US0001M+1bps), 7/10/20	3,620,000
9,000,000	0.10%, 7/10/20(a)	8,999,775
1,975,000	1.57%, 7/15/20(a)	1,973,802
4,960,000	0.11%, 7/22/20(a)	4,959,654
600,000	0.15%(SOFR+8bps), 7/24/20	600,000
7,835,000	1.56%, 7/31/20(a)	7,824,788
1,290,000	0.15%(US0001M-3bps), 8/4/20	1,290,000
11,550,000	0.12%, 8/5/20(a)	11,548,663
785,000	0.11%(SOFR+3bps), 8/5/20	785,000
3,310,000	1.55%, 8/14/20(a)	3,303,598
2,870,000	1.10%, 8/17/20(a)	2,865,897
1,135,000	0.10%(SOFR+2bps), 8/19/20	1,135,000
7,865,000	0.25%, 8/20/20(a)	7,862,269
1,480,000	0.14%(US0001M-5bps), 8/20/20	1,480,000
2,010,000	1.54%, 8/21/20(a)	2,005,658
530,000	0.11%(SOFR+3bps), 8/21/20	530,000
630,000	0.94%, 8/28/20(a)	629,046
3,600,000	0.10%(SOFR+2bps), 8/28/20	3,600,000
4,415,000	0.52%, 9/1/20(a)	4,411,046
3,165,000	0.17%(SOFR+9bps), 9/11/20	3,165,000

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Bank, continued
$2,100,000	0.18%(SOFR+11bps), 10/1/20	$2,100,000
1,170,000	1.65%, 10/1/20	1,172,833
1,295,000	0.20%(SOFR+12bps), 10/7/20	1,295,000
10,100,000	0.21%(SOFR+13bps), 10/16/20	10,100,000
2,935,000	0.18%(US0003M-13bps), 12/21/20	2,935,000
3,000,000	0.18%(SOFR+10bps), 12/23/20	3,000,000
1,600,000	1.18%(US0003M-17bps), 1/8/21	1,600,000
670,000	0.13%(SOFR+5bps), 1/22/21	670,000
4,020,000	0.12%(SOFR+4bps), 2/9/21	4,019,584
1,180,000	0.16%(SOFR+8bps), 3/4/21	1,180,000
1,915,000	0.20%(SOFR+12bps), 3/12/21	1,915,000
1,040,000	0.19%(SOFR+11bps), 3/25/21	1,040,000
3,535,000	0.16%(US0001M-1bps), 4/5/21	3,535,000
2,090,000	0.25%(SOFR+17bps), 4/9/21	2,090,000
1,785,000	0.19%(US0001M-2bps), 4/27/21	1,784,575
2,940,000	0.20%, 4/29/21(a)	2,935,067
5,680,000	0.24%(SOFR+16bps), 5/7/21	5,680,000
2,150,000	0.20%, 6/11/21(a)	2,145,879
3,180,000	0.21%, 6/17/21	3,179,761
1,420,000	0.15%(SOFR+8bps), 7/8/21	1,420,000
945,000	0.15%(SOFR+8bps), 7/23/21	945,000
3,230,000	0.17%(SOFR+9bps), 9/10/21	3,230,000
2,585,000	0.20%(SOFR+12bps), 2/28/22	2,585,000

		145,499,807

Federal Home Loan Mortgage Corporation (3.9%):
5,780,000	0.46%, 7/17/20(a)	5,777,321
1,475,000	0.67%, 7/24/20(a)	1,474,369
2,270,000	0.66%, 7/28/20(a)	2,268,876
1,535,000	0.10%(SOFR+3bps), 2/26/21	1,535,000
4,115,000	0.40%(SOFR+12bps), 6/4/21	4,107,244
3,070,000	0.40%(SOFR+32bps), 9/23/21	3,070,000
2,275,000	0.26%(SOFR+18bps), 12/13/21	2,275,000

		20,507,810

Federal National Mortgage Association (1.7%):
1,500,000	0.67%, 7/24/20(a)	1,499,358
1,485,000	0.15%(SOFR+7bps), 12/11/20	1,485,000
2,685,000	0.43%(SOFR+35bps), 4/7/22	2,685,000
2,935,000	0.47%(SOFR+39bps), 4/15/22	2,935,000

		8,604,358

Total U.S. Government Agency Mortgages (Cost $233,512,098)		233,512,098

U.S. Treasury Obligations (16.0%):
U.S. Treasury Notes (3.0%):
1,090,000	0.30%(USBMMY3M+4bps), 7/31/20	1,089,906
5,000,000	0.30%(USBMMY3M+5bps), 10/31/20	4,998,239
1,280,000	1.63%, 11/15/20	1,284,638
430,000	1.61%, 11/15/20	430,216
305,000	1.66%, 11/30/20	305,425
515,000	1.67%, 11/30/20	514,914
760,000	0.36%, 1/15/21	766,699
370,000	0.37%(USBMMY3M+14bps), 4/30/21	369,747
4,000,000	0.37%(USBMMY3M+22bps), 7/31/21	4,000,000
1,410,000	0.39%(USBMMY3M+30bps), 10/31/21	1,411,118

		15,170,902

See accompanying notes to the financial statements.

2

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills (13.0%):
$8,000,000	0.11%, 7/7/20(a)	$7,999,852
8,000,000	0.13%, 7/23/20(a)	7,999,388
4,855,000	0.12%, 7/30/20(a)	4,854,502
8,000,000	0.14%, 8/4/20(a)	7,998,941
740,000	0.97%, 8/6/20(a)	739,297
5,775,000	0.12%, 8/18/20(a)	5,774,099
2,400,000	0.87%, 8/27/20(a)	2,396,753
1,480,000	0.83%, 9/3/20(a)	1,477,856
1,020,000	1.79%, 9/10/20(a)	1,016,500
2,355,000	0.29%, 10/15/20(a)	2,352,993
6,045,000	0.15%, 10/22/20(a)	6,042,103
555,000	0.15%, 10/29/20(a)	554,720
2,845,000	0.18%, 11/10/20(a)	2,843,147
5,845,000	0.18%, 11/24/20(a)	5,840,644
1,495,000	0.16%, 12/1/20(a)	1,493,958
5,000,000	0.18%, 2/25/21(a)	4,994,025
3,485,000	0.16%, 5/20/21(a)	3,479,997

		67,858,775

Total U.S. Treasury Obligations (Cost $83,029,677)		83,029,677

Repurchase Agreements (38.6%):
32,000,000	Bank of Nova Scotia, 0.07%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $32,000,062, Collateralized by U.S. Treasury Obligations, 0.13% - 3.13%, 5/15/22 - 5/15/49, fair value of $32,640,064	32,000,000
35,000,000	BNP Paribas, 0.09%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $35,000,088, Collateralized by U.S. Government Agency and U.S. Treasury Obligations, 0.00% - 5.00%, 7/14/20 - 12/20/49, fair value of $35,700,062	35,000,000
45,000,000	Citigroup Global Markets, 0.09%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $45,000,113, Collateralized by U.S. Treasury Obligations, 0.00% - 2.13%, 7/28/20 - 8/15/26, fair value of $45,900,032	45,000,000

Principal Amount		Fair Value
Repurchase Agreements, continued
$20,000,000	Mitsubishi UFJ Securities USA, Inc., 0.07%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $20,000,039, Collateralized by U.S. Treasury Obligations, 1.13% - 1.38%, 8/31/20 - 9/30/21, fair value of $20,400,034	$20,000,000
10,000,000	Natixis S.A., 0.07%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $10,000,019, Collateralized by U.S. Treasury Obligations, 0.25% - 3.00%, 11/30/21 - 2/15/45, fair value of $10,200,085	10,000,000
13,000,000	Natixis S.A., 0.09%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $13,000,033, Collateralized by U.S. Government Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 1/15/21 - 7/1/50, fair value of $13,265,041	13,000,000
30,000,000	Toronto Dominion Bank NY, 0.07%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $30,000,058, Collateralized by U.S. Treasury Obligations, 0.50% - 2.63%, 2/28/21 - 2/15/29, fair value of $30,600,064	30,000,000
15,000,000	Toronto Dominion Bank NY, 0.09%, 7/1/20, Purchased on 6/30/20, proceeds at maturity $15,000,038, Collateralized by U.S. Government Agency Obligations, 3.00% - 5.00%, 6/1/23 - 10/20/49, fair value of $15,430,199	15,000,000

Total Repurchase Agreements (Cost $200,000,000)		200,000,000

Total Investment Securities (Cost $516,541,775) — 99.8%		516,541,775
Net other assets (liabilities) — 0.2%		1,052,877

Net Assets — 100.0%		$517,594,652

Percentages indicated are based on net assets as of June 30, 2020.

FEDL01—Effective Federal Fund Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USBMMY3M—3 Month Treasury Bill Rate

(a)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

3

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$316,541,775

Investment securities, at value	$316,541,775
Repurchase agreements, at value/cost	200,000,000
Cash	810,065
Interest and dividends receivable	59,121
Receivable for investments sold	894,748
Prepaid expenses	3,379

Total Assets	518,309,088

Liabilities:
Payable for investments purchased	554,720
Manager fees payable	24,548
Distribution fees payable	101,665
Custodian fees payable	1,858
Administrative and compliance services fees payable	1,345
Transfer agent fees payable	714
Trustee fees payable	6,785
Other accrued liabilities	22,801

Total Liabilities	714,436

Net Assets	$517,594,652

Net Assets Consist of:
Paid in capital	$517,590,657
Total distributable earnings	3,995

Net Assets	$517,594,652

Shares of beneficial interest (unlimited number of shares authorized, no par value)	517,590,780
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$2,211,122

Total Investment Income	2,211,122

Expenses:
Manager fees	845,052
Administration fees	61,144
Distribution fees	603,611
Custodian fees	4,689
Administrative and compliance services fees	4,204
Transfer agent fees	2,692
Trustee fees	13,910
Professional fees	12,771
Shareholder reports	12,251
Other expenses	4,949

Total expenses before reductions	1,565,273
Less expenses voluntarily waived/reimbursed by the Manager	(262,766)

Net expenses	1,302,507

Net Investment Income/(Loss)	908,615

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities	2,124

Net realized and Change in net unrealized gains/losses on investments	2,124

Change in Net Assets Resulting From Operations	$910,739

See accompanying notes to the financial statements.

4

AZL Government Money Market Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$908,615	$6,138,006
Net realized gains/(losses) on investments	2,124	1,873

Change in net assets resulting from operations	910,739	6,139,879

Distributions to Shareholders:
Distributions	(908,616)	(6,138,916)

Change in net assets resulting from distributions to shareholders	(908,616)	(6,138,916)

Capital Transactions:
Proceeds from shares issued	333,843,041	514,742,474
Proceeds from dividends reinvested	908,615	6,138,917
Value of shares redeemed	(298,683,106)	(492,533,087)

Change in net assets resulting from capital transactions	36,068,550	28,348,304

Change in net assets	36,070,673	28,349,267
Net Assets:
Beginning of period	481,523,979	453,174,712

End of period	$517,594,652	$481,523,979

Share Transactions:
Shares issued	333,843,040	514,742,475
Dividends reinvested	908,615	6,138,917
Shares redeemed	(298,683,106)	(492,533,087)

Change in shares	36,068,549	28,348,305

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015

	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.01	(b)	0.01	—	(a)	—	(a)	—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	— (a)	—	(a)	—	(a)	—	(a)

Total from Investment Activities	—	(a)	0.01		0.01	—		—		—

Distributions to Shareholders From:
Net Investment Income	—	(a)	(0.01)		(0.01)	—	(a)	—		—
Net Realized Gains	—		—		—	—	(a)	—	(a)	—	(a)

Total Dividends	—	(a)	(0.01)		(0.01)	—	(a)	—	(a)	—	(a)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(c)	0.21	%(d)	1.39%		1.01%	0.05%		0.01%		0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$517,595		$481,524		$453,175	$490,632		$663,004		$687,635
Net Investment Income/(Loss)(e)	0.38%		1.37%		1.00%	0.04%		—		—
Expenses Before Reductions(e)(f)	0.65%		0.88%		0.87%	0.87%		0.65%		0.65%
Expenses Net of Reductions(e)	0.54	%(g)	0.87	%(g)	0.87%	0.87%		0.44	%(g)	0.26	%(g)

(a)	Represents less than $0.005.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Government Money Market Fund	0.35%	0.87%

*	The Manager voluntarily reduced the management fee to 0.34% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2020 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2020, the reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2023	Total

AZL Government Money Market Fund	$238,623	$238,623

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were $24,143 of voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $2,036 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

U.S. Government Agency Mortgages	$—	$233,512,098	$—	$233,512,098
U.S. Treasury Obligations	—	83,029,677	—	83,029,677
Repurchase Agreements	—	200,000,000	—	200,000,000

Total Investments	$—	$516,541,775	$—	$516,541,775

5. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom FinancialConduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Repurchase Agreement Risk: The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.

6. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $480,801,436. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$—
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$—

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Government Money Market Fund	$6,138,916	$—	$6,138,916

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)

AZL Government Money Market Fund	$1,872	$—	$—	$—	$1,872

7. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

8. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® International Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 13

Statement of Operations Page 13

Statements of Changes in Net Assets Page 14

Financial Highlights Page 15

Notes to the Financial Statements Page 16

Other Information Page 22

Statement Regarding the Trust’s Liquidity Risk Management Program Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL International Index Fund, Class 1	$1,000.00	$887.30	$2.11	0.45%

AZL International Index Fund, Class 2	$1,000.00	$885.60	$3.28	0.70%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL International Index Fund, Class 1	$1,000.00	$1,022.63	$2.26	0.45%

AZL International Index Fund, Class 2	$1,000.00	$1,021.38	$3.52	0.70%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Japan	25.0%

United Kingdom	13.6

Switzerland	10.4

France	10.2

Germany	9.1

Australia	7.0

Netherlands	4.2

Hong Kong	3.2

Sweden	2.9

Spain	2.4

All other countries	10.8

Total Common and Preferred Stocks	98.8

Rights	— †

Short-Term Securities Held as Collateral for Securities on Loan	3.1

Unaffiliated Investment Companies	— †

Total Investment Securities	101.9

Net other assets (liabilities)	(1.9)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.0%):
62,011	Airbus SE*	$4,412,257
342,186	BAE Systems plc	2,046,409
260	Dassault Aviation SA*	239,371
2,648	Elbit Systems, Ltd.	364,733
46,044	Leonardo SpA	304,605
5,574	MTU Aero Engines AG*	963,256
209,920	Rolls-Royce Holdings plc	740,847
34,324	Safran SA*	3,433,221
151,200	Singapore Technologies Engineering, Ltd.	358,885
11,384	Thales SA	918,196

		13,781,780

Air Freight & Logistics (0.4%):
80,642	Bollore, Inc.	252,896
103,817	Deutsche Post AG*	3,786,894
17,400	SG Holdings Co., Ltd.	567,790
33,000	Yamato Holdings Co., Ltd.	713,403

		5,320,983

Airlines (0.1%):
11,500	ANA Holdings, Inc.^	261,575
24,510	Deutsche Lufthansa AG, Registered Shares*^	245,604
11,770	Japan Airlines Co., Ltd.	212,188
83,673	Qantas Airways, Ltd.	219,137
131,950	Singapore Airlines, Ltd.	355,974

		1,294,478

Auto Components (0.8%):
17,400	Aisin Sieki Co., Ltd.	507,136
56,000	Bridgestone Corp.^	1,802,061
18,264	Compagnie Generale des Establissements Michelin SCA, Class B*	1,891,924
11,503	Continental AG*	1,123,459
46,300	Denso Corp.	1,806,478
7,093	Faurecia SA*	276,517
10,300	Koito Manufacturing Co., Ltd.	414,684
15,600	NGK Spark Plug Co., Ltd.	223,534
35,055	Pirelli & C SpA*	148,457
15,200	Stanley Electric Co., Ltd.	366,091
80,600	Sumitomo Electric Industries, Ltd.	927,201
19,400	Sumitomo Rubber Industries, Ltd.^	191,112
7,200	Toyoda Gosei Co., Ltd.	149,807
16,200	Toyota Industries Corp.	857,843
24,500	Valeo SA	641,703
14,700	Yokohama Rubber Co., Ltd. (The)^	206,601

		11,534,608

Automobiles (2.5%):
35,373	Bayerische Motoren Werke AG (BMW)	2,253,396
91,426	Daimler AG, Registered Shares*	3,705,509
13,292	Ferrari NV	2,264,701
115,632	Fiat Chrysler Automobiles NV*	1,159,829
171,800	Honda Motor Co., Ltd.^	4,392,807
57,100	Isuzu Motors, Ltd.	515,704
55,200	Mazda Motor Corp.	331,017
79,200	Mitsubishi Motors Corp.	195,503
241,200	Nissan Motor Co., Ltd.	893,514
62,831	PSA Peugeot Citroen SA*	1,019,824
20,695	Renault SA*	523,797

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
65,700	Subaru Corp.	$1,366,493
39,300	Suzuki Motor Corp.	1,333,639
224,766	Toyota Motor Corp.	14,101,896
3,517	Volkswagen AG*	564,454
28,200	Yamaha Motor Co., Ltd.	441,897

		35,063,980

Banks (7.5%):
44,661	ABN AMRO Group NV	383,857
13,500	Aozora Bank, Ltd.	235,050
298,452	Australia & New Zealand Banking Group, Ltd.	3,861,191
714,222	Banco Bilbao Vizcaya Argentaria SA	2,453,059
1,751,967	Banco Santander SA	4,271,830
120,319	Bank Hapoalim BM	721,234
162,413	Bank Leumi Le-Israel Corp.	819,012
128,600	Bank of East Asia, Ltd. (The)	293,966
6,900	Bank of Kyoto, Ltd. (The)	244,554
67,553	Bankinter SA	321,582
3,273	Banque Cantonale Vaudois, Registered Shares	317,966
1,853,894	Barclays plc	2,622,402
118,709	BNP Paribas SA*	4,705,600
394,000	BOC Hong Kong Holdings, Ltd.	1,251,008
372,132	CaixaBank SA	792,994
62,300	Chiba Bank, Ltd. (The)	293,695
107,038	Commerzbank AG*	476,512
188,107	Commonwealth Bank of Australia	9,056,475
113,100	Concordia Financial Group, Ltd.	362,115
122,617	Credit Agricole SA*	1,158,113
74,983	Danske Bank A/S	997,451
191,800	DBS Group Holdings, Ltd.	2,869,663
101,300	DNB ASA*	1,340,912
31,056	Erste Group Bank AG*	729,728
64,240	Finecobank Banca Fineco SpA*	865,569
16,300	Fukuoka Financial Group, Inc.	257,284
81,700	Hang Seng Bank, Ltd.	1,379,481
2,161,360	HSBC Holdings plc	10,114,936
417,400	ING Groep NV	2,899,366
1,594,203	Intesa Sanpaolo SpA	3,045,250
117,795	Isreal Discount Bank	360,725
39,400	Japan Post Bank Co., Ltd.	293,027
26,676	KBC Group NV	1,527,712
7,513,814	Lloyds Banking Group plc	2,898,115
101,160	Mebuki Financial Group, Inc.	234,536
61,717	Mediobanca SpA	442,177
1,292,100	Mitsubishi UFJ Financial Group, Inc.	5,054,331
15,515	Mizrahi Tefahot Bank, Ltd.	292,267
2,577,839	Mizuho Financial Group, Inc.	3,161,585
336,955	National Australia Bank, Ltd.	4,258,879
347,044	Nordea Bank AB*	2,392,588
353,299	Oversea-Chinese Banking Corp., Ltd.	2,286,758
17,372	Raiffeisen International Bank-Holding AG*	308,979
230,387	Resona Holdings, Inc.	786,259
511,533	Royal Bank of Scotland Group plc	769,254
57,800	Seven Bank, Ltd.	158,129
14,600	Shinsei Bank, Ltd.	175,839
41,100	Shizuoka Bank, Ltd. (The)	264,211
173,877	Skandinaviska Enskilda Banken AB, Class A*	1,504,317
86,612	Societe Generale*	1,440,833

See accompanying notes to the financial statements.

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
290,250	Standard Chartered plc	$1,579,957
136,969	Sumitomo Mitsui Financial Group, Inc.	3,852,534
36,703	Sumitomo Mitsui Trust Holdings, Inc.	1,030,229
166,168	Svenska Handelsbanken AB, Class A*	1,575,724
96,751	Swedbank AB, Class A*	1,238,687
222,943	Unicredit SpA	2,046,577
123,173	United Overseas Bank, Ltd.	1,792,123
381,102	Westpac Banking Corp.	4,745,817

		105,614,024

Beverages (2.0%):
80,249	Anheuser-Busch InBev NV	3,954,872
40,200	Asahi Breweries, Ltd.^	1,408,532
187,200	Budweiser Brewing Co. APAC, Ltd.	543,880
11,428	Carlsberg A/S, Class B	1,509,798
48,245	Coca-Cola Amatil, Ltd.	289,117
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	268,279
21,985	Coca-Cola European Partners plc	831,429
21,123	Coca-Cola HBC AG	530,053
58,641	Davide Campari-Milano NV	493,476
248,315	Diageo plc	8,241,198
11,965	Heineken Holding NV	978,130
27,739	Heineken NV	2,554,324
5,800	ITO EN, Ltd.	327,019
87,900	Kirin Holdings Co., Ltd.^	1,853,974
22,700	Pernod Ricard SA	3,567,445
2,253	Remy Cointreau SA	306,526
14,400	Suntory Beverage & Food, Ltd.	561,596
80,195	Treasury Wine Estates, Ltd.	580,366

		28,800,014

Biotechnology (1.1%):
3,973	BeiGene, Ltd., ADR*	748,513
48,258	CSL, Ltd.	9,564,490
4,569	Galapagos NV*	896,861
6,952	Genmab A/S*	2,325,837
31,104	Grifols SA^	943,453
9,300	Peptidream, Inc.*	426,115

		14,905,269

Building Products (1.0%):
21,000	AGC, Inc.^	597,464
107,082	ASSA Abloy AB, Class B	2,174,938
54,258	Compagnie de Saint-Gobain SA	1,950,007
26,600	Daikin Industries, Ltd.	4,278,039
3,950	Geberit AG, Registered Shares	1,975,341
16,424	Kingspan Group plc	1,056,869
28,100	Lixil Group Corp.	392,756
33,900	Nibe Industrier AB, Class B*	748,408
15,400	TOTO, Ltd.	590,288

		13,764,110

Capital Markets (2.7%):
103,957	3i Group plc	1,070,507
6,909	Amundi SA	540,370
20,108	ASX, Ltd.	1,187,853
257,044	Credit Suisse Group AG	2,652,959
146,900	Daiwa Securities Group, Inc.	612,913
209,766	Deutsche Bank AG, Registered Shares*	1,988,832
20,286	Deutsche Boerse AG	3,666,367

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
25,900	EQT AB	$463,893
33,742	Hargreaves Lansdown plc	679,790
127,993	Hong Kong Exchanges & Clearing, Ltd.	5,455,034
53,300	Japan Exchange Group, Inc.	1,231,420
24,447	Julius Baer Group, Ltd.	1,021,543
33,558	London Stock Exchange Group plc	3,470,798
35,215	Macquarie Group, Ltd.	2,897,833
12,857	Magellan Financial Group, Ltd.	523,167
101,059	Natixis*	263,284
336,800	Nomura Holdings, Inc.	1,507,491
1,997	Partners Group Holding AG	1,808,862
24,290	SBI Holdings, Inc.	524,885
12,878	Schroders plc	469,882
84,800	Singapore Exchange, Ltd.	509,001
56,912	St. James Place plc	670,766
392,366	UBS Group AG	4,508,907

		37,726,357

Chemicals (3.5%):
50,183	Air Liquide SA	7,230,209
17,400	Air Water, Inc.	245,463
21,610	Akzo Nobel NV	1,933,169
7,589	Arkema SA	724,667
131,800	Asahi Kasei Corp.	1,070,966
97,188	BASF SE	5,430,409
11,572	Christian Hansen Holding A/S	1,192,977
20,935	Clariant AG*	410,708
19,222	Covestro AG*	729,438
13,596	Croda International plc	884,472
30,000	Daicel Corp.	231,839
883	EMS-Chemie Holding AG	683,379
23,429	Evonik Industries AG	593,482
8,204	Fuchs Petrolub AG	329,080
983	Givaudan SA, Registered Shares	3,657,305
71,434	ICL Group, Ltd.	212,809
—	International Flavors & Fragrances, Inc.	47
20,108	Johnson Matthey plc	521,852
22,300	JSR Corp.	430,410
18,300	Kansai Paint Co., Ltd.	385,767
18,212	Koninklijke DSM NV	2,517,106
32,800	Kuraray Co., Ltd.^	342,342
9,160	Lanxess AG*	481,457
136,800	Mitsubishi Chemical Holdings Corp.	796,291
17,500	Mitsubishi Gas Chemical Co., Inc.	264,764
19,500	Mitsui Chemicals, Inc.	406,502
15,600	Nippon Paint Holdings Co., Ltd.^	1,132,343
13,300	Nissan Chemical Corp.	681,352
17,000	Nitto Denko Corp.	962,085
22,665	Novozymes A/S, Class B	1,309,930
40,418	Orica, Ltd.	464,554
37,800	Shin-Etsu Chemical Co., Ltd.	4,419,379
13,500	Showa Denko K.K.	302,710
13,994	Sika AG	2,690,498
7,931	Solvay SA	634,106
150,700	Sumitomo Chemical Co., Ltd.	450,412
13,745	Symrise AG	1,594,557
16,500	Taiyo Nippon Sanso Corp.	275,664
20,600	Teijin, Ltd.	327,457

See accompanying notes to the financial statements.

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
146,700	Toray Industries, Inc.	$691,069
27,300	Tosoh Corp.	372,350
20,861	Umicore SA	980,788
18,917	Yara International ASA	657,526

		49,653,690

Commercial Services & Supplies (0.5%):
166,144	Brambles, Ltd.	1,249,511
26,700	Dai Nippon Printing Co., Ltd.	611,624
25,983	Edenred	1,135,021
10,000	Park24 Co., Ltd.	171,153
194,716	Rentokil Initial plc	1,227,698
22,300	SECOM Co., Ltd.	1,948,625
31,678	Securitas AB, Class B*	426,403
7,800	Sohgo Security Services Co., Ltd.	363,133
26,200	Toppan Printing Co., Ltd.	436,828

		7,569,996

Communications Equipment (0.4%):
603,530	Nokia OYJ	2,642,848
309,633	Telefonaktiebolaget LM Ericsson, Class B	2,860,238

		5,503,086

Construction & Engineering (0.9%):
27,869	ACS Actividades de Construccion y Servicios SA	701,116
23,166	Bouygues SA*	790,171
11,842	Cimic Group, Ltd.	198,335
9,168	Eiffage SA*	837,030
50,429	Ferrovial SA	1,340,722
2,965	Hochtief AG	262,406
23,600	JGC Holdings Corp.	248,443
49,100	Kajima Corp.	584,899
66,800	Obayashi Corp.	624,767
59,700	Shimizu Corp.	490,160
36,273	Skanska AB, Class B*	736,857
20,200	Taisei Corp.	734,679
54,465	Vinci SA	5,008,116

		12,557,701

Construction Materials (0.5%):
84,433	CRH plc	2,887,614
15,340	HeidelbergCement AG	817,269
44,879	James Hardie Industries SE	856,366
55,307	LafargeHolcim, Ltd., Registered Shares	2,419,658
14,000	Taiheiyo Cement Corp.	323,794

		7,304,701

Consumer Finance (0.0%†):
36,500	ACOM Co., Ltd.	139,146
—	Isracard, Ltd.	1

		139,147

Containers & Packaging (0.1%):
24,026	Smurfit Kappa Group plc	801,697

Distributors (0.0%†):
10,588	Jardine Cycle & Carriage, Ltd.	153,556

Diversified Consumer Services (0.0%†):
6,800	Benesse Holdings, Inc.	182,886

Diversified Financial Services (0.7%):
337,859	AMP, Ltd.*	433,028
3,485	Eurazeo Se*	178,449

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
11,831	EXOR NV	$674,507
8,766	Groupe Bruxelles Lambert SA	734,425
15,777	Industrivarden AB, Class C*	357,063
48,723	Investor AB, Class B	2,568,167
24,510	Kinnevik AB, Class B	643,962
7,951	L E Lundbergforetagen AB*	360,449
261,753	M&G plc	542,495
39,200	Mitsubishi UFJ Lease & Finance Co., Ltd.	185,560
141,500	ORIX Corp.	1,744,984
4,432	Pargesa Holding SA*	332,915
1,676	Sofina SA	441,935
245,114	Standard Life Aberdeen plc	811,112
5,200	Tokyo Century Corp.	265,950
2,640	Wendel*	251,346

		10,526,347

Diversified Telecommunication Services (2.1%):
919,130	BT Group plc	1,297,042
26,762	Cellnex Telecom SAU	1,628,680
352,869	Deutsche Telekom AG, Registered Shares	5,902,090
15,196	Elisa OYJ	923,612
396,525	HKT Trust & HKT, Ltd.	582,862
1,661	Iliad SA*	323,710
26,091	Infrastrutture Wireless Italiane SpA	261,251
381,663	Koninklijke KPN NV	1,010,782
137,304	Nippon Telegraph & Telephone Corp.	3,196,908
213,428	Orange SA	2,549,437
471,000	PCCW, Ltd.	268,751
15,181	Proximus SADP	309,104
872,300	Singapore Telecommunications, Ltd.	1,542,952
191,337	Spark New Zealand, Ltd.	566,404
2,767	Swisscom AG, Registered Shares	1,447,570
576,307	Telecom Italia SpA	223,078
962,007	Telecom Italia SpA	377,444
113,195	Telefonica Deutschland Holding AG	333,866
500,534	Telefonica SA	2,395,100
74,291	Telenor ASA	1,082,775
270,540	Telia Co AB	1,009,736
444,722	Telstra Corp., Ltd.	962,438
32,942	TPG Telecom, Ltd.*	202,267
16,471	Tuas, Ltd.*	7,670
11,519	United Internet AG, Registered Shares	486,022

		28,891,551

Electric Utilities (2.3%):
193,004	AusNet Services	222,567
68,800	Chubu Electric Power Co., Inc.	865,507
32,400	Chugoku Electric Power Co., Inc. (The)	432,678
65,570	CK Infrastructure Holdings, Ltd.	337,842
175,500	CLP Holdings, Ltd.	1,718,672
273,455	EDP — Energias de Portugal SA	1,304,029
63,294	Electricite de France	582,821
3,358	Elia Group SA/NV	364,082
33,934	Endesa SA^	835,125
862,791	Enel SpA	7,432,474
48,796	Fortum OYJ	925,647
283,500	HK Electric Investments, Ltd.	294,517
615,875	Iberdrola SA	7,132,688

See accompanying notes to the financial statements.

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
76,000	Kansai Electric Power Co., Inc. (The)	$736,506
36,800	Kyushu Electric Power Co., Inc.	308,769
61,309	Mercury NZ, Ltd.	185,678
20,200	Orsted A/S	2,329,907
152,000	Power Assets Holdings, Ltd.	825,433
45,101	Red Electrica Corp SA^	840,613
110,548	Scottish & Southern Energy plc	1,866,182
150,318	Terna SpA	1,031,944
45,200	Tohoku Electric Power Co., Inc.	429,913
150,600	Tokyo Electric Power Co. Holdings, Inc.*	462,264
6,614	Verbund AG, Class A	295,786

		31,761,644

Electrical Equipment (1.6%):
193,761	ABB, Ltd.	4,356,424
13,400	Fuji Electric Co., Ltd.	366,290
28,504	Legrand SA	2,162,646
531,920	Melrose Industries plc	749,591
194,800	Mitsubishi Electric Corp.	2,529,895
47,900	Nidec Corp.	3,198,578
27,397	Prysmian SpA	633,713
58,556	Schneider Electric SA	6,491,428
24,868	Siemens Gamesa Renewable Energy*	440,091
20,939	Vestas Wind Systems A/S	2,130,875

		23,059,531

Electronic Equipment, Instruments & Components (1.9%):
40,560	Halma plc	1,155,708
15,300	Hamamatsu Photonics KK	662,629
29,338	Hexagon AB, Class B*	1,710,578
3,214	Hirose Electric Co., Ltd.	352,362
103,420	Hitachi, Ltd.	3,265,365
6,329	Ingenico Group	1,007,752
19,380	Keyence Corp.	8,092,704
34,300	Kyocera Corp.	1,866,576
61,300	Murata Manufacturing Co., Ltd.	3,592,321
19,800	Omron Corp.	1,326,721
24,400	Shimadzu Corp.	649,165
13,600	TDK Corp.	1,348,416
27,200	Venture Corp., Ltd.	316,527
25,600	Yaskawa Electric Corp.	885,285
21,900	Yokogawa Electric Corp.	341,580

		26,573,689

Energy Equipment & Services (0.0%†):
50,094	Tenaris SA	322,904

Entertainment (0.8%):
9,600	Konami Holdings Corp.	319,833
51,100	Nexon Co., Ltd.	1,154,291
11,800	Nintendo Co., Ltd.	5,251,316
10,500	Square Enix Holdings Co., Ltd.	529,643
12,800	Toho Co., Ltd.	462,260
9,660	UbiSoft Entertainment SA*	795,528
88,527	Vivendi Universal SA	2,268,862

		10,781,733

Equity Real Estate Investment Trusts (1.4%):
338,827	Ascendas Real Estate Investment Trust	772,663
97,460	British Land Co. plc	465,935

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
265,218	CapitaLand Commercial Trust	$322,482
299,900	CapitaLand Mall Trust	422,964
5,451	Covivio	394,471
223	Daiwahouse Residential Investment Corp.	525,281
112,934	Dexus	719,474
4,889	Gecina SA	603,461
396	GLP J-REIT	575,115
175,806	Goodman Group	1,808,825
196,080	GPT Group	566,695
2,872	Icade	199,800
87	Japan Prime Realty Investment Corp.	256,449
141	Japan Real Estate Investment Corp.	723,303
258	Japan Retail Fund Investment Corp.	322,205
20,181	Klepierre^	401,506
77,715	Land Securities Group plc	531,713
215,700	Link REIT (The)	1,760,113
230,900	Mapletree Commercial Trust	320,648
289,200	Mapletree Logistics Trust	403,599
415,033	Mirvac Group	624,548
130	Nippon Building Fund, Inc.	740,096
208	Nippon Prologis REIT, Inc.	632,238
430	Nomura Real Estate Master Fund, Inc.	516,532
301	Orix JREIT, Inc.	395,078
579,264	Scentre Group	871,996
117,161	SERGO plc	1,297,633
243,016	Stockland	558,032
224,500	Suntec Real Estate Investment Trust	227,835
14,782	Unibail — Rodamco-Westfield^	831,401
347	United Urban Investment Corp.	373,162
337,565	Vicinity Centres	334,650

		19,499,903

Food & Staples Retailing (1.8%):
69,900	AEON Co., Ltd.	1,623,801
64,684	Carrefour SA^	998,464
4,646	Casino Guichard-Perrachon SA*	172,071
142,441	Coles Group, Ltd.	1,691,552
5,622	Colruyt SA	309,119
2,200	Cosmos Pharmaceutical Corp.	337,223
41,500	Dairy Farm International Holdings, Ltd.	193,267
26,700	FamilyMart Co., Ltd.	458,261
10,375	ICA Gruppen AB	491,794
177,104	J Sainsbury plc	457,510
26,537	Jeronimo Martins SGPS SA*	464,255
6,700	Kobe Bussan Co., Ltd.	377,753
117,526	Koninklijke Ahold Delhaize NV	3,200,119
5,100	LAWSON, Inc.	255,752
16,077	METRO AG	151,875
80,500	Seven & I Holdings Co., Ltd.	2,627,399
8,500	Sundrug Co., Ltd.	280,886
1,044,868	Tesco plc	2,949,751
3,700	Tsuruha Holdings, Inc.	509,373
4,700	Welcia Holdings Co., Ltd.	378,982
121,224	Wesfarmers, Ltd.	3,764,077
244,081	William Morrison Supermarkets plc	575,714
134,876	Woolworths Group, Ltd.	3,477,160

		25,746,158

See accompanying notes to the financial statements.

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products (3.8%):
78,280	A2 Milk Co., Ltd.*	$1,024,782
50,700	Ajinomoto Co., Inc.	842,446
37,296	Associated British Foods plc	883,665
316	Barry Callebaut AG, Registered Shares	602,417
8,800	Calbee, Inc.	243,371
10	Chocoladefabriken Lindt & Spruengli AG	858,749
66,116	Danone SA*	4,568,335
16,965	Kerry Group plc, Class A	2,110,388
15,300	Kikkoman Corp.	736,899
114	Lindt & Spruengli AG	937,973
12,552	Meiji Holdings Co., Ltd.	998,305
46,896	Mowi ASA	891,703
315,986	Nestle SA, Registered Shares	34,917,827
8,400	NH Foods, Ltd.	337,063
19,545	Nisshin Seifun Group, Inc.	291,646
6,800	Nissin Foods Holdings Co., Ltd.	601,965
82,673	Orkla ASA, Class A	724,973
8,700	Toyo Suisan Kaisha, Ltd.	485,768
993,388	WH Group, Ltd.	852,533
213,000	Wilmar International, Ltd.	627,484
13,100	Yakult Honsha Co., Ltd.	771,158
13,600	Yamazaki Baking Co., Ltd.	233,694

		54,543,144

Gas Utilities (0.4%):
126,055	APA Group	970,386
31,542	Gas Natural SDG SA	586,237
1,138,701	Hong Kong & China Gas Co., Ltd.	1,760,929
41,600	Osaka Gas Co., Ltd.	820,752
8,300	Toho Gas Co., Ltd.	414,926
38,500	Tokyo Gas Co., Ltd.	920,925

		5,474,155

Health Care Equipment & Supplies (2.5%):
52,257	Alcon, Inc.*	2,994,919
17,748	Ambu A/S, Class B	557,892
20,600	Asahi Intecc Co., Ltd.	585,437
4,124	BioMerieux*	566,179
4,288	Carl Zeiss Meditec AG*	417,780
6,970	Cochlear, Ltd.	909,179
12,692	Coloplast A/S, Class B	1,967,833
12,129	Demant A/S*	319,663
2,737	DiaSorin SpA	523,513
30,403	EssilorLuxottica SA*	3,896,409
61,365	Fisher & Paykel Healthcare Corp., Ltd.	1,418,629
13,919	GN Store Nord A/S	741,212
40,400	HOYA Corp.	3,869,442
95,194	Koninklijke Philips NV	4,432,495
124,500	Olympus Corp.	2,398,233
3,716	Sartorius AG	1,220,702
15,766	Siemens Healthineers AG	755,000
93,426	Smith & Nephew plc	1,740,215
5,804	Sonova Holding AG, Registered Shares*	1,157,636
1,103	Straumann Holding AG, Registered Shares	946,264
17,400	Sysmex Corp.	1,336,621
68,900	Terumo Corp.	2,608,776

		35,364,029

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (0.6%):
18,400	Alfresa Holdings Corp.	$383,105
22,767	Fresenius Medical Care AG & Co., KGaA*	1,940,899
44,618	Fresenius SE & Co. KGaA*	2,202,198
20,100	Medipal Holdings Corp.	387,004
5,620	Orpea	649,078
19,438	Ramsay Health Care, Ltd.	895,705
44,167	Ryman Healthcare, Ltd.	374,541
47,804	Sonic Healthcare, Ltd.	1,008,898
6,570	Suzuken Co., Ltd.	244,918

		8,086,346

Health Care Technology (0.1%):
47,100	M3, Inc.	2,003,267

Hotels, Restaurants & Leisure (1.3%):
19,564	Accor SA*	530,786
60,581	Aristocrat Leisure, Ltd.	1,071,068
189,629	Compass Group plc	2,608,320
42,677	Crown Resorts, Ltd.	285,122
13,821	Evolution Gaming Group AB	823,417
16,266	Flutter Entertainment plc	2,134,947
231,000	Galaxy Entertainment Group, Ltd.	1,568,497
628,157	Genting Singapore, Ltd.	343,547
60,301	GVC Holdings plc	552,413
17,773	InterContinental Hotels Group plc	787,631
9,344	La Francaise des Jeux SAEM	287,910
7,129	McDonald’s Holdings Co., Ltd.	384,640
20,557	Melco Resorts & Entertainment, Ltd., ADR	319,045
21,300	Oriental Land Co., Ltd.	2,812,885
257,132	Sands China, Ltd.	1,006,241
220,987	SJM Holdings, Ltd.	247,055
9,852	Sodexo SA	665,450
226,584	Tabcorp Holdings, Ltd.	530,450
21,589	Whitbread plc	593,490
152,000	Wynn Macau, Ltd.	264,071

		17,816,985

Household Durables (1.4%):
108,781	Barratt Developments plc	667,162
13,067	Berkeley Group Holdings plc (The)	673,308
19,600	Casio Computer Co., Ltd.	340,188
23,643	Electrolux AB, Series B, Class B	394,823
49,568	Husqvarna AB, Class B	405,465
16,200	Iida Group Holdings Co., Ltd.	248,139
28,700	Nikon Corp.	240,195
235,900	Panasonic Corp.	2,056,677
35,262	Persimmon plc	997,029
3,700	Rinnai Corp.	308,103
2,235	SEB SA	368,987
37,400	Sekisui Chemical Co., Ltd.	535,018
66,300	Sekisui House, Ltd.	1,262,381
25,700	Sharp Corp.	273,393
135,300	Sony Corp.	9,266,810
349,568	Taylor Wimpey plc	616,603
146,500	Techtronic Industries Co., Ltd.	1,429,251

		20,083,532

Household Products (0.9%):
64,521	Essity AB, Class B*	2,083,705
11,397	Henkel AG & Co. KGaA	947,078

See accompanying notes to the financial statements.

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
22,400	Lion Corp.	$537,112
12,200	Pigeon Corp.	471,744
75,238	Reckitt Benckiser Group plc	6,922,902
43,100	Unicharm Corp.	1,766,074

		12,728,615

Independent Power and Renewable Electricity Producers (0.1%):
12,800	Electric Power Development Co., Ltd.	242,711
144,456	Meridian Energy, Ltd.	448,009
21,504	Uniper SE	693,933

		1,384,653

Industrial Conglomerates (1.3%):
287,744	CK Hutchison Holdings, Ltd.	1,844,640
10,325	DCC plc	859,753
16,095	Investment AB Latour, Class B^	291,619
23,500	Jardine Matheson Holdings, Ltd.	982,054
23,500	Jardine Strategic Holdings, Ltd.	507,251
9,300	Keihan Holdings Co., Ltd.	414,294
155,300	Keppel Corp., Ltd.^	665,344
173,834	NWS Holdings, Ltd.	150,194
24,800	Seibu Holdings, Inc.	269,324
81,317	Siemens AG, Registered Shares	9,551,328
43,341	Smiths Group plc	756,825
40,500	Toshiba Corp.	1,290,839

		17,583,465

Insurance (4.9%):
19,559	Admiral Group plc	556,531
191,169	AEGON NV	568,554
19,592	Ageas NV	692,869
1,279,200	AIA Group, Ltd.	11,905,910
44,341	Allianz SE, Registered Shares+	9,043,644
117,396	Assicurazioni Generali SpA	1,774,005
418,497	Aviva plc	1,416,015
203,839	AXA SA*	4,253,584
5,102	Baloise Holding AG, Registered Shares	764,280
14,891	CNP Assurances SA*	171,104
115,200	Dai-ichi Life Holdings, Inc.	1,372,196
144,862	Direct Line Insurance Group plc	485,704
19,206	Gjensidige Forsikring ASA*	353,922
6,317	Hannover Rueck SE	1,086,451
246,903	Insurance Australia Group, Ltd.	986,675
168,300	Japan Post Holdings Co., Ltd.	1,196,943
25,800	Japan Post Insurance Co., Ltd.	338,301
637,285	Legal & General Group plc	1,740,000
124,272	Mapfre SA	220,858
298,241	Medibank Private, Ltd.	616,851
47,711	MS&AD Insurance Group Holdings, Inc.	1,310,448
15,180	Muenchener Rueckversicherungs-Gesellschaft AG	3,939,265
30,993	NN Group NV	1,039,265
57,201	Poste Italiane SpA	496,646
273,828	Prudential plc	4,123,079
158,326	QBE Insurance Group, Ltd.	973,037
110,215	RSA Insurance Group plc	558,616
49,204	Sampo Oyj, Class A	1,690,319
17,331	SCOR SA*	474,268
35,925	Sompo Holdings, Inc.	1,235,622

Shares		Fair Value
Common Stocks, continued
Insurance, continued
17,300	Sony Financial Holdings, Inc.	$416,433
130,608	Suncorp Group, Ltd.	835,956
3,404	Swiss Life Holding AG, Registered Shares	1,259,203
31,563	Swiss Re AG	2,430,434
57,936	T&D Holdings, Inc.	495,364
68,200	Tokio Marine Holdings, Inc.	2,971,612
11,889	Tryg A/S	344,018
15,823	Zurich Insurance Group AG	5,573,820

		69,711,802

Interactive Media & Services (0.3%):
105,267	Auto Trader Group plc	685,765
13,000	Kakaku.com, Inc.	329,237
5,800	Line Corp.*	291,678
6,156	REA Group, Ltd.^	460,610
11,697	Scout24 AG	909,076
276,700	Z Holdings Corp.	1,350,538

		4,026,904

Internet & Direct Marketing Retail (0.8%):
13,178	Delivery Hero SE*	1,342,557
13,193	Just Eat Takeaway*^	1,372,674
8,900	Mercari, Inc.*	275,073
50,191	Ocado Group plc*	1,259,788
52,133	Prosus NV*	4,838,076
92,000	Rakuten, Inc.	809,153
15,444	Zalando SE*	1,086,068
10,400	ZOZO, Inc.	231,214

		11,214,603

IT Services (1.5%):
1,912	Adyen NV*	2,785,341
23,218	Afterpay, Ltd.*	1,000,363
46,195	Amadeus IT Group SA	2,403,456
10,497	Atos SE*	893,366
17,018	Capgemini SA	1,946,536
54,245	Computershare, Ltd.	498,302
21,000	Fujitsu, Ltd.	2,458,478
4,600	GMO Payment Gateway, Inc.	479,428
9,500	Itochu Techno-Solutions Corp.	356,085
34,123	Nexi SpA*	589,409
34,738	Nomura Research Institute, Ltd.	948,006
66,600	NTT Data Corp.	741,142
7,600	OBIC Co., Ltd.	1,336,625
10,800	Otsuka Corp.	568,930
5,700	SCSK Corp.	277,008
24,300	TIS, Inc.	516,907
5,192	Wix.com, Ltd.*	1,330,294
14,964	Worldline SA*	1,292,734

		20,422,410

Leisure Products (0.3%):
21,300	Bandai Namco Holdings, Inc.	1,119,601
18,400	Sega Sammy Holdings, Inc.	220,161
7,900	Shimano, Inc.	1,519,627
14,900	Yamaha Corp.	701,104

		3,560,493

Life Sciences Tools & Services (0.5%):
1,434	Eurofins Scientific SE	898,906
7,946	Lonza Group AG, Registered Shares	4,190,984

See accompanying notes to the financial statements.

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
24,092	Qiagen NV*	$1,037,275
2,954	Sartorius Stedim Biotech	745,568

		6,872,733

Machinery (2.8%):
34,262	Alfa Laval AB*	750,731
20,369	Alstom SA	946,021
32,800	Amada Holdings Co., Ltd.	268,130
7,942	Andritz AG*	288,811
41,212	Atlas Copco AB	1,522,354
71,801	Atlas Copco AB, Class A	3,037,194
112,687	CNH Industrial NV	787,148
10,800	Daifuku Co., Ltd.	943,698
41,260	Epiroc AB	504,093
70,406	Epiroc AB, Class A	876,314
20,600	FANUC Corp.	3,681,581
15,509	GEA Group AG	489,413
29,600	Hino Motors, Ltd.	199,992
12,300	Hitachi Construction Machinery Co., Ltd.	340,255
5,400	Hoshizaki Corp.	462,779
23,100	JTEKT Corp.	179,524
17,100	Kawasaki Heavy Industries, Ltd.	246,069
6,416	Kion Group AG*	393,844
5,129	Knorr-Bremse AG*	518,909
91,600	Komatsu, Ltd.	1,873,000
36,279	Kone OYJ, Class B	2,492,769
110,800	Kubota Corp.^	1,652,638
9,900	Kurita Water Industries, Ltd.	274,715
23,900	Makita Corp.	868,097
9,911	Metso Oyj	324,309
39,100	MINEBEA MITSUMI, Inc.	709,016
29,900	Misumi Group, Inc.	747,129
34,200	Mitsubishi Heavy Industries, Ltd.	806,908
9,500	Miura Co., Ltd.	395,071
10,700	Nabtesco Corp.^	329,651
25,300	NGK Insulators, Ltd.	349,387
42,400	NSK, Ltd.	314,474
120,926	Sandvik AB*	2,256,223
4,463	Schindler Holding AG	1,049,568
2,127	Schindler Holding AG, Registered Shares	500,632
41,858	SKF AB, Class B	776,883
6,100	SMC Corp.	3,113,875
7,870	Spirax-Sarco Engineering plc	971,486
10,400	Sumitomo Heavy Industries, Ltd.	226,368
12,100	THK Co., Ltd.	299,305
159,257	Volvo AB, Class B	2,490,253
45,633	Wartsila OYJ Abp, Class B	376,647
306,850	Yangzijiang Shipbuilding Holdings, Ltd.	205,058

		39,840,322

Marine (0.2%):
370	A.P. Moeller — Maersk A/S, Class A	401,337
662	A.P. Moeller — Maersk A/S, Class B	770,724
5,556	Kuehne & Nagel International AG, Registered Shares*	922,194
17,000	Nippon Yusen KK	239,226

		2,333,481

Shares		Fair Value
Common Stocks, continued
Media (0.4%):
65,352	Altice Europe NV, Class A*	$251,598
10,400	Cyberagent, Inc.	510,257
23,277	Dentsu Group, Inc.	552,214
22,700	Hakuhodo DY Holdings, Inc.	269,805
160,342	Informa plc	932,769
390,353	ITV plc	360,648
8,903	JCDecaux SA*	165,347
82,101	Pearson plc	586,771
23,041	Publicis Groupe SA	744,779
11,652	Schibsted ASA, Class B*	276,176
40,089	SES Global, Class A	273,479
3,983	Telenet Group Holding NV	163,772
132,375	WPP plc	1,032,862

		6,120,477

Metals & Mining (2.8%):
130,458	Anglo American plc	3,015,038
44,246	Antofagasta plc	513,047
74,555	ArcelorMittal*	782,774
222,807	BHP Group plc	4,573,401
312,701	BHP Group, Ltd.	7,757,957
50,530	BlueScope Steel, Ltd.	409,706
28,378	Boliden AB	644,761
176,023	Evolution Mining, Ltd.	703,499
60,439	EVRAZ plc	215,444
184,094	Fortescue Metals Group, Ltd.	1,765,903
1,053,867	Glencore plc	2,230,301
23,000	Hitachi Metals, Ltd.	273,870
53,100	JFE Holdings, Inc.	380,383
5,000	Maruichi Steel Tube, Ltd.	124,212
12,800	Mitsubishi Materials Corp.	270,171
86,239	Newcrest Mining, Ltd.	1,922,157
83,948	Nippon Steel Corp.	789,618
139,445	Norsk Hydro ASA*	385,878
80,451	Northern Star Resources, Ltd.	765,551
118,916	Rio Tinto plc	6,690,296
39,703	Rio Tinto, Ltd.	2,691,402
503,161	South32, Ltd.	712,261
25,900	Sumitomo Metal & Mining Co., Ltd.	723,274
40,763	ThyssenKrupp AG*	288,252
10,996	Voestalpine AG	236,227

		38,865,383

Multiline Retail (0.2%):
37,900	Isetan Mitsukoshi Holdings, Ltd.	217,341
20,000	Marui Group Co., Ltd.	361,230
13,924	Next plc	843,013
43,600	Pan Pacific International Holdings Corp.	956,314
25,400	Ryohin Keikaku Co., Ltd.	359,518

		2,737,416

Multi-Utilities (1.0%):
66,544	AGL Energy, Ltd.	784,594
239,771	E.ON SE	2,695,463
195,639	Engie Group*	2,414,634
369,226	National Grid plc	4,520,509
62,345	RWE AG	2,180,886
35,447	Suez	415,001
57,574	Veolia Environnement SA	1,293,048

		14,304,135

See accompanying notes to the financial statements.

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.4%):
25,483	Ampol, Ltd.	$517,518
2,152,126	BP plc	8,177,640
22,895	Enagas SA	558,821
327,820	ENEOS Holdings, Inc.	1,161,691
272,389	ENI SpA	2,593,545
107,007	Equinor ASA	1,522,431
50,007	Galp Energia SGPS SA	577,609
20,287	Idemitsu Kosan Co., Ltd.	430,464
112,800	INPEX Corp.	698,438
7,184	Koninklijke Vopak NV	379,627
20,139	Lundin Energy AB^	484,767
45,184	Neste Oyj	1,764,501
214,511	Oil Search, Ltd.	472,246
15,669	OMV AG*	523,106
192,376	Origin Energy, Ltd.	779,066
151,313	Repsol SA	1,320,463
436,782	Royal Dutch Shell plc, Class A	6,949,061
394,670	Royal Dutch Shell plc, Class B	5,971,215
191,203	Santos, Ltd.	702,831
217,615	Snam SpA	1,058,358
263,007	Total SA^	10,016,997
12,993	Washington H. Soul Pattinson & Co., Ltd.	176,136
100,670	Woodside Petroleum, Ltd.	1,512,496

		48,349,027

Paper & Forest Products (0.3%):
50,546	Mondi plc	944,338
91,400	Oji Holdings Corp.	424,662
60,679	Stora Enso OYJ, Registered Shares, Class R	723,552
65,864	Svenska Cellulosa AB SCA, Class B*	782,404
57,022	UPM-Kymmene OYJ	1,645,404

		4,520,360

Personal Products (2.3%):
10,769	Beiersdorf AG	1,221,694
51,500	Kao Corp.^	4,077,681
5,100	Kobayashi Pharmaceutical Co., Ltd.	448,111
3,600	Kose Corp.	432,877
26,668	L’Oreal SA*	8,548,783
10,700	Pola Orbis Holdings, Inc.	186,159
42,700	Shiseido Co., Ltd.	2,707,559
155,167	Unilever NV	8,228,652
123,893	Unilever plc	6,678,907

		32,530,423

Pharmaceuticals (9.8%):
197,400	Astellas Pharma, Inc.	3,286,501
139,073	AstraZeneca plc	14,495,510
104,298	Bayer AG, Registered Shares	7,654,791
70,500	Chugai Pharmaceutical Co., Ltd.	3,769,247
59,900	Daiichi Sankyo Co., Ltd.	4,892,513
26,900	Eisai Co., Ltd.	2,132,544
533,916	GlaxoSmithKline plc	10,816,394
7,816	H. Lundbeck A/S	293,791
15,806	Hikma Pharmaceuticals plc	434,373
5,000	Hisamitsu Pharmaceutical Co., Inc.	269,474
3,643	Ipsen SA	309,312
29,400	Kyowa Kirin Co., Ltd.^	771,485
13,808	Merck KGaA	1,600,621

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
5,200	Nippon Shinyaku Co., Ltd.	$422,896
227,968	Novartis AG, Registered Shares	19,813,519
187,364	Novo Nordisk A/S, Class B	12,125,826
37,900	Ono Pharmaceutical Co., Ltd.	1,102,564
11,803	Orion OYJ, Class B	570,587
41,700	Otsuka Holdings Co., Ltd.^	1,817,704
11,679	Recordati SpA	582,663
74,597	Roche Holding AG	25,834,651
120,166	Sanofi	12,224,554
37,900	Santen Pharmaceutical Co., Ltd.	696,792
28,800	Shionogi & Co., Ltd.	1,803,114
17,800	Sumitomo Dainippon Pharma Co., Ltd.	246,102
3,300	Taisho Pharmaceutical Holdings Co., Ltd.	201,990
166,973	Takeda Pharmacuetical Co., Ltd.	5,960,205
116,196	Teva Pharmaceutical Industries, Ltd., ADR*	1,432,697
13,507	UCB SA	1,563,290
4,861	Vifor Pharma AG	730,631

		137,856,341

Professional Services (1.6%):
17,109	Adecco SA, Registered Shares	801,832
31,384	Bureau Veritas SA	661,181
97,060	Experian plc	3,384,808
16,942	Intertek Group plc	1,140,300
16,200	Nihon M&A Center, Inc.	731,879
21,200	Persol Holdings Co., Ltd.	291,239
12,022	Randstad NV	534,829
134,200	Recruit Holdings Co., Ltd.	4,588,144
204,125	RELX plc	4,723,751
32,954	Seek, Ltd.	500,019
647	SGS SA, Registered Shares	1,579,171
6,227	Teleperformance*	1,578,560
29,168	Wolters Kluwer NV	2,275,216

		22,790,929

Real Estate Management & Development (1.7%):
10,760	AEON Mall Co., Ltd.	142,766
124,734	Aroundtown SA	713,886
4,496	Azrieli Group	203,807
74,028	BGP Holdings plc*(a)	108
266,800	CapitaLand, Ltd.*	560,491
47,900	City Developments, Ltd.	290,301
276,244	CK Asset Holdings, Ltd.	1,642,719
7,000	Daito Trust Construction Co., Ltd.	643,251
60,500	Daiwa House Industry Co., Ltd.	1,427,129
36,604	Deutsche Wohnen SE	1,641,943
203,000	Hang Lung Properties, Ltd.	481,255
150,956	Henderson Land Development Co., Ltd.	571,671
126,900	Hongkong Land Holdings, Ltd.	525,247
32,500	Hulic Co., Ltd.^	307,866
75,775	Kerry Properties, Ltd.	195,778
6,974	LEG Immobilien AG*	884,713
70,590	Lend Lease Group	605,630
126,300	Mitsubishi Estate Co., Ltd.	1,878,408
97,400	Mitsui Fudosan Co., Ltd.	1,726,083
168,655	New World Development Co., Ltd.	801,657
12,300	Nomura Real Estate Holdings, Inc.	228,366
310,601	Sino Land Co., Ltd.	391,091

See accompanying notes to the financial statements.

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
32,700	Sumitomo Realty & Development Co., Ltd.	$899,290
136,500	Sun Hung Kai Properties, Ltd.	1,739,627
57,964	Swire Pacific, Ltd., Class A	306,607
122,000	Swire Properties, Ltd.	309,829
8,114	Swiss Prime Site AG	749,706
61,000	Tokyu Fudosan Holdings Corp.	285,483
51,296	UOL Group, Ltd.	250,768
55,080	Vonovia SE*	3,373,745
177,300	Wharf Real Estate Investment Co., Ltd.^	846,169

		24,625,390

Road & Rail (1.2%):
214,136	Aurizon Holdings, Ltd.	728,862
15,400	Central Japan Railway Co.	2,384,213
22,555	DSV PANALPINA A/S	2,751,904
32,213	East Japan Railway Co.	2,232,664
23,800	Hankyu Hanshin Holdings, Inc.	804,567
23,600	Keikyu Corp.	361,299
11,100	Keio Corp.	634,061
13,700	Keisei Electric Railway Co., Ltd.	428,958
18,300	Kintetsu Group Holdings Co., Ltd.	822,057
16,600	Kyushu Railway Co.	430,733
164,494	MTR Corp., Ltd.	850,842
19,200	Nagoya Railroad Co., Ltd.^	542,058
8,200	Nippon Express Co., Ltd.	424,488
31,400	Odakyu Electric Railway Co., Ltd.	771,900
20,200	Tobu Railway Co., Ltd.	667,700
50,200	Tokyu Corp.	706,277
17,200	West Japan Railway Co.	964,587

		16,507,170

Semiconductors & Semiconductor Equipment (2.1%):
20,600	Advantest Corp.	1,170,260
35,900	ASM Pacific Technology, Ltd.	379,442
45,131	ASML Holding NV	16,542,667
3,100	Disco Corp.	750,688
133,812	Infineon Technologies AG	3,127,367
8,200	Lasertec Corp.	773,325
78,700	Renesas Electronics Corp.*	402,755
9,100	ROHM Co., Ltd.	603,152
66,711	STMicroelectronics NV	1,809,599
27,200	SUMCO Corp.^	416,466
15,800	Tokyo Electron, Ltd.	3,878,052

		29,853,773

Software (1.8%):
5,984	AVEVA Group plc	302,896
12,360	Check Point Software Technologies, Ltd.*	1,327,834
4,451	CyberArk Software, Ltd.*	441,851
14,049	Dassault Systemes SA	2,421,055
6,278	Nemetschek SE	430,711
6,468	NICE Systems, Ltd.*	1,222,776
3,700	Oracle Corp.	436,644
116,349	Sage Group plc	967,375
110,671	SAP SE	15,403,625
14,132	TeamViewer AG*	770,954
7,228	Temenos AG	1,120,969
14,500	Trend Micro, Inc.	809,902
16,409	WiseTech Global, Ltd.^	219,399

		25,875,991

Shares		Fair Value
Common Stocks, continued
Specialty Retail (0.9%):
3,700	ABC-Mart, Inc.	$216,503
6,200	Fast Retailing Co., Ltd.	3,550,345
85,829	Hennes & Mauritz AB, Class B	1,241,473
2,000	Hikari Tsushin, Inc.	455,542
116,752	Industria de Diseno Textil SA	3,086,580
50,176	JD Sports Fashion plc	386,281
225,438	Kingfisher plc	615,818
8,600	Nitori Co., Ltd.	1,684,590
2,400	Shimamura Co., Ltd.	162,475
24,400	USS Co., Ltd.	389,869
83,400	Yamada Denki Co., Ltd.	413,770

		12,203,246

Technology Hardware, Storage & Peripherals (0.5%):
22,600	Brother Industries, Ltd.	407,296
106,800	Canon, Inc.^	2,125,079
38,400	FUJIFILM Holdings Corp.	1,643,314
17,878	Logitech International SA, Class R	1,166,028
26,400	NEC Corp.	1,266,237
69,000	Ricoh Co., Ltd.	492,449
27,900	Seiko Epson Corp.	319,289

		7,419,692

Textiles, Apparel & Luxury Goods (2.3%):
20,130	Adidas AG*	5,265,965
42,083	Burberry Group plc	832,629
55,913	Cie Financiere Richemont SA	3,561,422
3,389	Hermes International SA	2,828,301
7,991	Kering	4,340,107
29,411	LVMH Moet Hennessy Louis Vuitton SA	12,880,910
21,108	Moncler SpA	805,892
10,406	Pandora A/S	564,967
8,997	Puma SE*	693,751
3,207	Swatch Group AG (The), Class B	639,159
5,032	Swatch Group AG (The), Registered Shares	196,549

		32,609,652

Tobacco (1.1%):
243,880	British American Tobacco plc	9,368,678
101,128	Imperial Brands plc, Class A	1,925,478
128,100	Japan Tobacco, Inc.	2,377,078
17,764	Swedish Match AB, Class B	1,247,711

		14,918,945

Trading Companies & Distributors (1.3%):
12,768	AerCap Holdings NV*	393,254
48,666	Ashtead Group plc	1,635,700
15,688	Brenntag AG	823,504
35,472	Bunzl plc	950,876
24,202	Ferguson plc	1,979,518
143,700	Itochu Corp.	3,095,029
179,500	Marubeni Corp.	812,057
144,200	Mitsubishi Corp.	3,036,265
176,800	Mitsui & Co., Ltd.	2,614,703
12,700	MonotaRo Co., Ltd.	508,745
127,000	Sumitomo Corp.	1,454,564
23,400	Toyota Tsushu Corp.	592,688

		17,896,903

See accompanying notes to the financial statements.

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.5%):
7,195	Aena SME SA*	$957,776
3,172	Aeroports de Paris	325,181
51,721	Atlantia SpA*	829,456
132,104	Auckland International Airport, Ltd.	558,734
4,779	Fraport AG^	208,221
47,743	Getlink SE	688,017
5,100	Japan Airport Terminal Co., Ltd.	217,246
12,000	Kamigumi Co., Ltd.	235,380
114,915	Sydney Airport	450,432
291,995	Transurban Group	2,850,521

		7,320,964

Water Utilities (0.1%):
25,272	Severn Trent plc	775,254
74,656	United Utilities Group plc	840,814

		1,616,068

Wireless Telecommunication Services (1.8%):
174,200	KDDI Corp.	5,223,739
124,100	NTT DoCoMo, Inc.	3,311,007
202,700	Softbank Corp.	2,580,391
166,300	SoftBank Group Corp.	8,380,652
53,324	Tele2 AB	706,508
2,867,562	Vodafone Group plc	4,571,748

		24,774,045

Total Common Stocks (Cost $1,180,866,556)		1,385,582,792

Preferred Stocks (0.4%):
Automobiles (0.3%):
6,667	Bayerische Motoren Werke AG (BMW), 5.85%, 5/15/20	322,626
15,807	Porsche Automobil Holding SE, 4.33%, 5/20/20*	905,826
19,849	Volkswagen AG, 3.61%, 5/8/20*	3,001,477

		4,229,929

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Household Products (0.1%):
19,034	Henkel AG & Co. KGaA, 2.24%, 4/21/20	$1,769,352

Total Preferred Stocks (Cost $5,512,420)		5,999,281

Rights (0.0%†):
Construction & Engineering (0.0%†):
27,869	ACS Actividades de Construccion y Servicios SA, Expires on 7/8/20*	43,471

Diversified Telecommunication Services (0.0%†):
500,534	Telefonica SA, Expires on 7/2/20*^	98,460

Oil, Gas & Consumable Fuels (0.0%†):
151,313	Repsol SA, Expires on 7/7/20*^	73,655

Total Rights (Cost $235,803)		215,586

Short-Term Securities Held as Collateral for Securities on Loan (3.1%):
43,467,073	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	43,467,073

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $43,467,073)		43,467,073

Unaffiliated Investment Companies (0.0%†):
Money Markets (0.0%†):
146,658	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(c)	146,658

Total Unaffiliated Investment Companies (Cost $146,658)		146,658

Total Investment Securities (Cost $1,230,228,510) — 101.9%		1,435,411,390
Net other assets (liabilities) — (1.9)%		(27,416,062)

Net Assets — 100.0%		$1,407,995,328

Percentages indicated are based on net assets as of June 30, 2020.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $41,174,292.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(c)	The rate represents the effective yield at June 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2020:

(Unaudited)

Country	Percentage

Australia	6.8%
Austria	0.2%
Belgium	0.9%
Bermuda	0.1%
China	0.1%
Denmark	2.3%
Finland	1.1%
France	10.0%
Germany	8.9%
Hong Kong	3.1%
Ireland	1.1%
Isle of Man	— %†
Israel	0.6%
Italy	2.1%
Japan	24.7%
Luxembourg	0.1%
Netherlands	4.1%
New Zealand	0.3%
Norway	0.5%
Portugal	0.2%
Singapore	1.1%
Spain	2.3%
Sweden	2.8%
Switzerland	10.2%
United Kingdom	13.4%
United States	3.0%

100.0%

†	Represents less than 0.05%.

Futures Contracts

Cash of $1,403,624 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

ASX SPI 200 Index September Futures (Australian Dollar)	9/17/20	14	$1,422,707	$6,433

DJ EURO STOXX 50 September Futures (Euro)	9/18/20	120	4,344,886	40,636

FTSE 100 Index September Futures (British Pounds)	9/18/20	33	2,513,318	(10,759)

SGX Nikkei 225 Index September Futures (Japanese Yen)	9/10/20	30	3,092,812	(16,597)

				$19,713

See accompanying notes to the financial statements.

12

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,224,114,062
Investments in affiliates, at cost	6,114,448

Investments in non-affiliates, at value(a)	$1,426,367,746
Investments in affiliates, at value	9,043,644
Segregated cash for collateral for futures contracts	1,403,624
Interest and dividends receivable	1,782,113
Foreign currency, at value (cost $7,451,663)	7,477,571
Receivable for investments sold	564,857
Reclaims receivable	6,613,597
Prepaid expenses	3,021

Total Assets	1,453,256,173

Liabilities:
Payable for investments purchased	5,682
Payable for capital shares redeemed	781,863
Payable for collateral received on loaned securities	43,467,073
Payable for variation margin on futures contracts	32,245
Manager fees payable	413,536
Administration fees payable	832
Distribution fees payable	277,100
Custodian fees payable	58,331
Administrative and compliance services fees payable	3,211
Transfer agent fees payable	2,691
Trustee fees payable	20,984
Other accrued liabilities	197,297

Total Liabilities	45,260,845

Net Assets	$1,407,995,328

Net Assets Consist of:
Paid in capital	$1,192,070,759
Total distributable earnings	215,924,569

Net Assets	$1,407,995,328

Class 1
Net Assets	$88,105,724
Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,613,325
Net Asset Value (offering and redemption price per share)	$10.23

Class 2
Net Assets	$1,319,889,604
Shares of beneficial interest (unlimited number of shares authorized, no par value)	88,737,371
Net Asset Value (offering and redemption price per share)	$14.87

(a)	Includes securities on loan of $41,174,292.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from non-affiliates	$23,421,820
Dividends from affiliates	463,330
Income from securities lending	113,366
Foreign withholding tax	(2,327,507)

Total Investment Income	21,671,009

Expenses:
Manager fees	2,546,048
Administration fees	210,124
Distribution fees — Class 2	1,706,720
Custodian fees	122,239
Administrative and compliance services fees	14,017
Transfer agent fees	6,353
Trustee fees	44,206
Professional fees	38,630
Shareholder reports	34,040
Other expenses	270,282

Total expenses	4,992,659

Net Investment Income/(Loss)	16,678,350

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	(23,100,949)
Net realized gains/(losses) on affiliated transactions	120,416
Net realized gains/(losses) on futures contracts	5,275,572
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(190,381,259)
Change in net unrealized appreciation/depreciation on affiliated transactions	(2,159,663)
Change in net unrealized appreciation/depreciation on futures contracts	212,533

Net realized and Change in net unrealized gains/losses on investments	(210,033,350)

Change in Net Assets Resulting From Operations	$(193,355,000)

See accompanying notes to the financial statements.

13

AZL International Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$16,678,350	$43,725,702
Net realized gains/(losses) on investments	(17,704,961)	7,017,408
Change in unrealized appreciation/depreciation on investments	(192,328,389)	265,416,714

Change in net assets resulting from operations	(193,355,000)	316,159,824

Distributions to Shareholders:
Class 1	—	(4,671,747)
Class 2	—	(45,310,584)

Change in net assets resulting from distributions to shareholders	—	(49,982,331)

Capital Transactions:
Class 1
Proceeds from shares issued	195,642	277,487
Proceeds from dividends reinvested	—	4,671,747
Value of shares redeemed	(6,606,759)	(12,887,802)

Total Class 1 Shares	(6,411,117)	(7,938,568)

Class 2
Proceeds from shares issued	95,724,244	45,976,347
Proceeds from dividends reinvested	—	45,310,584
Value of shares redeemed	(185,852,720)	(173,248,705)

Total Class 2 Shares	(90,128,476)	(81,961,774)

Change in net assets resulting from capital transactions	(96,539,593)	(89,900,342)

Change in net assets	(289,894,593)	176,277,151
Net Assets:
Beginning of period	1,697,889,921	1,521,612,770

End of period	$1,407,995,328	$1,697,889,921

Share Transactions:
Class 1
Shares issued	21,166	24,903
Dividends reinvested	—	441,564
Shares redeemed	(656,176)	(1,169,990)

Total Class 1 Shares	(635,010)	(703,523)

Class 2
Shares issued	7,322,657	2,878,245
Dividends reinvested	—	2,940,336
Shares redeemed	(13,354,707)	(10,864,598)

Total Class 2 Shares	(6,032,050)	(5,046,017)

Change in shares	(6,667,060)	(5,749,540)

See accompanying notes to the financial statements.

14

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$11.53		$9.94	$12.30	$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.32 (a)	0.36	0.37	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(1.43)		1.79	(2.00)	2.15	(0.05)

Total from Investment Activities	(1.30)		2.11	(1.64)	2.52	0.07

Distributions to Shareholders From:
Net Investment Income	—		(0.42)	(0.50)	(0.16)	—
Net Realized Gains	—		(0.10)	(0.22)	(0.13)	—

Total Dividends	—		(0.52)	(0.72)	(0.29)	—

Net Asset Value, End of Period	$10.23		$11.53	$9.94	$12.30	$10.07

Total Return(b)	(11.27	)%(c)	21.67%	(13.80)%	25.12%	0.70	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$88,106		$106,657	$98,902	$132,265	$123,158
Net Investment Income/(Loss)(d)	2.52%		2.89%	2.62%	2.48%	1.19%
Expenses Before Reductions(d)(e)	0.45%		0.44%	0.45%	0.48%	0.40%
Expenses Net of Reductions(d)	0.45%		0.44%	0.45%	0.48%	0.40%
Portfolio Turnover Rate(f)	8%		4%	2%	8%	55	%(g)

Class 2

Net Asset Value, Beginning of Period	$16.79		$14.25	$17.30	$14.10	$14.42		$15.28

Investment Activities:
Net Investment Income/(Loss)	0.17	(a)	0.42 (a)	0.43	0.36	0.15		0.58
Net Realized and Unrealized Gains/(Losses) on Investments	(2.09)		2.60	(2.81)	3.12	(0.10)		(0.79)

Total from Investment Activities	(1.92)		3.02	(2.38)	3.48	0.05		(0.21)

Distributions to Shareholders From:
Net Investment Income	—		(0.38)	(0.45)	(0.15)	(0.37)		(0.65)
Net Realized Gains	—		(0.10)	(0.22)	(0.13)	—		—

Total Dividends	—		(0.48)	(0.67)	(0.28)	(0.37)		(0.65)

Net Asset Value, End of Period	$14.87		$16.79	$14.25	$17.30	$14.10		$14.42

Total Return(b)	(11.44	)%(c)	21.44%	(14.04)%	24.77%	0.37%		(1.39)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,319,890		$1,591,233	$1,422,711	$1,862,508	$1,605,552		$576,330
Net Investment Income/(Loss)(d)	2.28%		2.64%	2.36%	2.21%	2.11%		2.16%
Expenses Before Reductions(d)(e)	0.70%		0.69%	0.70%	0.73%	0.71%		0.75%
Expenses Net of Reductions(d)	0.70%		0.69%	0.70%	0.73%	0.71%		0.74%
Portfolio Turnover Rate(f)	8%		4%	2%	8%	55	%(g)	13%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 55%.

See accompanying notes to the financial statements.

15

AZL International Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,400 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $43,467,073 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $41.6 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$47,069	Payable for variation margin on futures contracts*	$27,356

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$5,275,572	$212,533

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL International Index Fund Class 1	0.35%	0.52%

AZL International Index Fund Class 2	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” AtJune 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

At June 30, 2020, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$11,646,273	$486,543	$(1,049,925)	$120,416	$(2,159,663)	$9,043,644	44,341	$463,330	$—

	$11,646,273	$486,543	$(1,049,925)	$120,416	$(2,159,663)	$9,043,644	44,341	$463,330	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $6,222 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$6,203,472	$1,379,379,212	$108	$1,385,582,792
Preferred Stocks+	—	5,999,281	—	5,999,281
Rights+	215,586	—	—	215,586
Short-Term Securities Held as Collateral for Securities on Loan	43,467,073	—	—	43,467,073
Unaffiliated Investment Companies	146,658	—	—	146,658

Total Investment Securities	50,032,789	1,385,378,493	108	1,435,411,390

Other Financial Instruments:*
Futures Contracts	19,713	—	—	19,713

Total Investments	$50,052,502	$1,385,378,493	$108	$1,435,431,103

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL International Index Fund	$109,191,928	$163,947,778

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $1,311,386,440. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$413,829,267
Unrealized (depreciation)	(55,660,724)

Net unrealized appreciation/(depreciation)	$358,168,543

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL International Index Fund	$39,883,140	$10,099,191	$49,982,331

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL International Index Fund	$49,683,624	$1,147,318	$—	$358,448,627	$409,279,569

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, mark-to-market of futures contracts and other miscellaneous differences.

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 60% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 22

Statement Regarding the Trust’s Liquidity Risk Management Program Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MetWest Total Return Bond Fund	$1,000.00	$1,058.80	$4.15	0.81%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.84	$4.07	0.81%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Government Agency Mortgages	35.5%

U.S. Treasury Obligations	25.8

Corporate Bonds	23.4

Collateralized Mortgage Obligations	8.7

Yankee Dollars	5.5

Asset Backed Securities	4.7

Unaffiliated Investment Companies	2.3

Municipal Bonds	0.8

Commercial Paper	0.4

Short-Term Securities Held as Collateral for Securities on Loan	0.2

Total Investment Securities	107.3

Net other assets (liabilities)	(7.3)

Net Assets	100.0%

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.7%):
$1,395,769	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(a)(b)	$1,418,336
530,274	Navient Student Loan Trust, Class A, Series 2014-2, 0.82%(US0001M+64bps), 3/25/83, Callable 9/25/33 @ 100	507,338
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 1.68%(US0001M+150bps), 6/25/65, Callable 2/25/32 @ 100(a)	965,022
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 1.23%(US0001M+105bps), 7/26/66, Callable 11/25/34 @ 100(a)	917,544
919,704	SLC Student Loan Trust, Class 2A3, Series 2008-1, 1.91%(US0003M+160bps), 12/15/32, Callable 12/15/27 @ 100	925,484
2,285,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 0.47%(US0003M+16bps), 3/15/55, Callable 9/15/30 @ 100	2,085,607
364,123	SLM Student Loan Trust, Class A, Series 2008-9, 2.49%(US0003M+150bps), 4/25/23, Callable 7/25/22 @ 100	352,004
901,393	SLM Student Loan Trust, Class A6A, Series 2004-3A, 1.54%(US0003M+55bps), 10/25/64, Callable 4/25/29 @ 100(a)	856,254
655,463	SLM Student Loan Trust, Class A3, Series 2012-1, 1.13%(US0001M+95bps), 9/25/28, Callable 11/25/27 @ 100	617,737
590,429	SLM Student Loan Trust, Class 2A3, Series 2003-7, 0.88%(US0003M+57bps), 9/15/39, Callable 12/15/28 @ 100	522,314
977,026	SLM Student Loan Trust, Class A4, Series 2008-6, 2.09%(US0003M+110bps), 7/25/23, Callable 4/25/24 @ 100	933,273
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 2.84%(US0003M+185bps), 7/25/73, Callable 7/25/22 @ 100	1,147,662
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 3.24%(US0003M+225bps), 10/25/83, Callable 7/25/22 @ 100	232,033
69,251	SLM Student Loan Trust, Class A, Series 2009-3, 0.93%(US0001M+75bps), 1/25/45, Callable 3/25/34 @ 100(a)	64,606
637,754	SLM Student Loan Trust, Class A4, Series 2007-7, 1.32%(US0003M+33bps), 1/25/22, Callable 4/25/23 @ 100	616,885
1,704,118	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 1.16%(US0003M+17bps), 4/25/40, Callable 4/25/26 @ 100(a)	1,585,882

Total Asset Backed Securities (Cost $14,095,685)		13,747,981

Collateralized Mortgage Obligations (8.7%):
843,390	AIMCO CLO, Class AR, Series 2015-AA, 2.07%(US0003M+85bps), 1/15/28, Callable 7/15/20 @ 100(a)	831,453
1,316,425	Alternative Loan Trust, Class 4A1, Series 2005-56, 0.49%(US0001M+31bps), 11/25/35, Callable 7/25/20 @ 100	1,213,130

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$805,866	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 2.58%(US0006M+200bps), 6/25/45, Callable 7/25/20 @ 100	$767,602
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.23%, 8/10/38(a)(b)	572,644
339,980	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.89%, 7/25/35, Callable 7/25/20 @ 100(b)	312,587
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	161,580
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	405,705
844,635	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.97%, 4/25/37, Callable 1/25/30 @ 100(b)	750,042
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	395,740
300,000	CPT Mortgage Trust, Class A, Series 2019-CPT, 2.87%, 11/13/39(a)	322,239
916,748	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 3.92%, 2/25/37, Callable 4/25/24 @ 100(b)	718,196
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(a)	350,327
215,646	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 0.92%(US0001M+49bps), 9/25/35, Callable 7/25/20 @ 100	211,337
643,042	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 3.31%, 2/25/36, Callable 7/25/20 @ 100(b)	471,708
350,634	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 3.86%, 8/25/35, Callable 7/25/20 @ 100(b)	300,356
762,906	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.64%, 3/25/36, Callable 7/25/20 @ 100(b)	617,189
724,740	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.51%, 4/25/36, Callable 7/25/20 @ 100(b)	616,234
695,789	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.74%, 4/19/36, Callable 7/19/20 @ 100(b)	586,809
576,003	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.89%, 9/19/35, Callable 7/19/20 @ 100(b)	503,124
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 1.95%(US0003M+111bps), 10/29/29, Callable 10/29/20 @ 100(a)	833,658
1,323,885	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 0.76%(US0001M+58bps), 2/25/36, Callable 7/25/20 @ 100	1,125,495
1,434,009	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 0.39%(US0001M+20bps), 11/19/36, Callable 5/19/22 @ 100	1,198,547
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	364,815

See accompanying notes to the financial statements.

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(a)	$353,155
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39(a)	362,632
820,000	LCM LP, Class ARR, Series 13A, 2.28%(US0003M+114bps), 7/19/27, Callable 7/19/20 @ 100(a)	810,316
822,663	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.30%(US0001M+12bps), 7/25/37, Callable 7/25/23 @ 100	438,505
395,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(a)	415,722
427,059	Morgan Stanley Resecuritization Trust, Class 3A, Series 2014-R8, 2.43%(12MTA+75bps), 6/26/47(a)	417,313
465,601	MortgageIT Trust, Class 2A3, Series 2005-2, 1.82%(US0001M+165bps), 5/25/35, Callable 7/25/20 @ 100	426,995
320,000	Natixis Commercial Mortgage Securities, Class A, Series 20-2PAC, 2.97%, 1/15/25(a)	331,044
438,166	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 7/25/20 @ 100(b)	423,989
440,402	Nomura Resecuritization Trust, Class 2A3, Series 2014-7R, 0.37%(US0001M+20bps), 12/26/35(a)	437,176
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 1.94%(US0003M+80bps), 10/20/26, Callable 7/20/20 @ 100(a)	206,325
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(a)	439,979
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	406,137
536,659	Recette Clo, Ltd., Class AR, Series 2015-1A, 2.06%(US0003M+92bps), 10/20/27, Callable 7/20/20 @ 100(a)	529,682
1,223,616	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.36%(US0001M+18bps), 12/25/36, Callable 1/25/21 @ 100	972,153
1,424,404	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 0.41%(US0001M+23bps), 2/25/36, Callable 7/25/20 @ 100	1,211,641
550,000	TCI-Flatiron CLO, Ltd., Class AR, Series 2016-1, 2.35%(US0003M+122bps), 7/17/28, Callable 7/17/20 @ 100(a)	539,116
624,170	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.64%(US0001M+23bps), 4/25/45, Callable 7/25/20 @ 100	581,384
1,345,501	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.76%(US0001M+29bps), 7/25/45, Callable 7/25/20 @ 100	1,175,793
533,660	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.62%, 3/25/35, Callable 7/25/20 @ 100(b)	497,912

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$264,172	WaMu Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 0.62%(US0001M+44bps), 7/25/44, Callable 7/25/20 @ 100	$239,684
450,503	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 4.33%, 9/25/36, Callable 7/25/20 @ 100(b)	402,555

Total Collateralized Mortgage Obligations (Cost $26,041,013)		25,249,725

Corporate Bonds (23.4%):
Airlines (0.2%):
110,980	U.S. Airways Group, Inc., Series 2001-1G PTT, 7.08%, 9/20/22	104,791
586,555	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	493,603

		598,394

Automobiles (0.2%):
635,000	Daimler Finance NA LLC, 2.20%, 10/30/21(a)	642,156

Banks (2.6%):
510,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	534,755
110,000	Bank of America Corp., 1.32%(SOFR+115bps), 6/19/26, Callable 6/19/25 @ 100, MTN	110,000
220,000	Bank of America Corp., 2.88%(US0003M+119bps), 10/22/30, Callable 10/22/29 @ 100, MTN	237,082
160,000	Bank of America Corp., 2.59%(SOFR+215bps), 4/29/31, Callable 4/29/30 @ 100	168,736
550,000	Bank of America Corp., 4.08%(US0003M+315bps), 3/20/51, Callable 3/20/50 @ 100, MTN	678,649
355,000	Citigroup, Inc., 2.57%(SOFR+211bps), 6/3/31, Callable 6/3/30 @ 100	365,663
730,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	802,801
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	332,460
270,000	JPMorgan Chase & Co., 2.74%(SOFR+151bps), 10/15/30, Callable 10/15/29 @ 100	288,007
430,000	JPMorgan Chase & Co., 2.52%(SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100	453,824
260,000	JPMorgan Chase & Co., 3.11%(SOFR+244bps), 4/22/51, Callable 4/22/50 @ 100	277,673
410,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	455,004
330,000	Wells Fargo & Co., 2.39%(SOFR+210bps), 6/2/28, Callable 6/2/27 @ 100, MTN	339,846
200,000	Wells Fargo & Co., 2.88%(US0003M+117bps), 10/30/30, Callable 10/30/29 @ 100, MTN	213,671
410,000	Wells Fargo & Co., 3.07%(SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100	426,471
1,310,000	Wells Fargo & Co., 5.01%(US0003M+424bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,808,710

		7,493,352

Beverages (0.3%):
70,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	85,181

See accompanying notes to the financial statements.

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$640,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	$759,246

		844,427

Biotechnology (0.9%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100(a)	520,018
145,000	AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100(a)	168,984
300,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	368,834
150,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	194,826
940,000	AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100(a)	1,123,189
125,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	167,008

		2,542,859

Capital Markets (0.7%):
150,000	Goldman Sachs Group, Inc. (The), 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	167,789
185,000	Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30, Callable 11/7/29 @ 100	193,899
365,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	412,454
620,000	Morgan Stanley, 0.76%(SOFR+70bps), 1/20/23, Callable 1/20/22 @ 100, MTN	616,900
255,000	Raymond James Financial, 4.95%, 7/15/46	311,831
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	248,400

		1,951,273

Chemicals (0.2%):
475,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	555,142

Commercial Services & Supplies (0.2%):
267,000	Clean Harbors, Inc., 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a)	275,677
100,000	Matthews International Corp., 5.25%, 12/1/25, Callable 12/1/20 @ 103.94(a)	90,500
114,000	Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13(a)	107,303

		473,480

Consumer Finance (1.2%):
650,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	641,887
105,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	105,438
55,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	54,451
255,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	251,405
150,000	Ford Motor Credit Co. LLC, 2.19%(US0003M+88bps), 10/12/21	143,100
95,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	92,401
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	440,061
575,000	General Motors Financial Co, Inc., 4.20%, 11/6/21	588,519
300,000	General Motors Financial Co., Inc., 3.20%, 7/6/21, Callable 6/6/21 @ 100	303,311

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$275,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	$282,856
60,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	61,130
375,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	380,399
155,000	General Motors Financial Co., Inc., 3.55%, 7/8/22	158,621

		3,503,579

Containers & Packaging (0.2%):
200,000	Ball Corp., 4.00%, 11/15/23	207,250
95,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	95,869
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	116,050
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 8/6/20 @ 102.75(a)	24,500
25,000	Sealed Air Corp., 4.00%, 12/1/27, Callable 9/1/27 @ 100(a)	24,938

		468,607

Diversified Consumer Services (0.1%):
275,000	Duke University, 2.68%, 10/1/44	288,644

Diversified Financial Services (0.6%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	651,334
420,000	BP Capital Markets America, Inc., 3.63%, 4/6/30, Callable 1/6/30 @ 100	473,785
55,000	BP Capital Markets America, Inc., 3.00%, 2/24/50, Callable 8/24/49 @ 100	53,997
220,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21, Callable 5/15/21 @ 100(a)	226,323
275,000	GE Capital Funding LLC, 4.40%, 5/15/30, Callable 2/15/30 @ 100(a)	285,602
35,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/6/20 @ 101.34	35,306
91,000	Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)	91,228

		1,817,575

Diversified Telecommunication Services (1.0%):
375,000	AT&T, Inc., 1.50%(US0003M+118bps), 6/12/24	375,755
300,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	351,462
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	341,620
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	282,169
410,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	477,596
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	145,424
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	613,350
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(a)	62,160
175,000	Qwest Corp., 7.25%, 9/15/25	194,619

		2,844,155

See accompanying notes to the financial statements.

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (2.0%):
$280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	$349,848
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	650,082
400,000	Cleco Power LLC, 6.00%, 12/1/40	497,987
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,225,400
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	1,002,079
1,250,000	NextEra Energy Capital Holdings, Inc., 0.92%(US0003M+55bps), 8/28/21, Callable 8/6/20 @ 100	1,250,237
700,000	Public Service Oklahoma, 4.40%, 2/1/21	715,751

		5,691,384

Electrical Equipment (0.1%):
256,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	259,840

Entertainment (0.3%):
95,000	Live Nation Entertainment Inc., 4.75%, 10/15/27, Callable 10/15/22 @ 103.56(a)	81,819
275,000	Walt Disney Co. (The), 2.65%, 1/13/31	291,906
545,000	Walt Disney Co. (The), 3.60%, 1/13/51, Callable 7/13/50 @ 100	608,208

		981,933

Equity Real Estate Investment Trusts (1.3%):
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	605,476
205,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	222,184
440,000	GLP Capital LP, 5.38%, 4/15/26, Callable 1/15/26 @ 100	479,053
105,000	GLP Capital LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	114,951
290,000	GLP Capital LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	313,594
5,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	4,943
20,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	21,822
265,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	290,831
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	103,500
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 8/6/20 @ 103.66	114,660
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,517,215

		3,788,229

Food & Staples Retailing (0.5%):
104,000	Rite Aid Corp., 6.13%, 4/1/23, Callable 8/6/20 @ 101.53(a)	100,620
190,000	The Kroger Co., 5.40%, 1/15/49, Callable 7/15/48 @ 100	265,185
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	870,873
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	325,416

		1,562,094

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (1.0%):
$30,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	$30,750
215,000	Kraft Heinz Foods Co., 5.00%, 6/4/42	223,720
515,000	Kraft Heinz Foods Co., 5.20%, 7/15/45, Callable 1/15/45 @ 100	550,019
955,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	938,268
960,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100(a)	990,843
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	24,969
25,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a)	24,438
150,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	154,875

		2,937,882

Health Care Equipment & Supplies (0.3%):
375,000	Becton Dickinson & Co., 1.18%(US0003M+88bps), 12/29/20, Callable 8/6/20 @ 100	374,007
92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	96,600
295,000	Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30, Callable 12/20/29 @ 100	318,318

		788,925

Health Care Providers & Services (2.5%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	217,266
500,000	Anthem, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	546,724
478,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	480,390
1,300,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,487,953
160,000	Cigna Corp., 2.40%, 3/15/30, Callable 12/15/29 @ 100	165,513
1,140,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	1,485,879
164,000	Encompass Health Corp., 4.75%, 2/1/30, Callable 2/1/25 @ 102.38	157,030
490,000	HCA, Inc., 5.00%, 3/15/24	543,900
93,000	HCA, Inc., 5.25%, 4/15/25	106,601
160,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	181,000
320,000	HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	374,400
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	174,544
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	97,633
70,000	Humana, Inc., 3.95%, 8/15/49, Callable 2/15/49 @ 100	81,458
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	174,675
156,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 8/6/20 @ 102.31	152,490
156,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	152,490
135,000	Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)	132,638

See accompanying notes to the financial statements.

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$205,000	UnitedHealth Group, Inc., 3.70%, 8/15/49, Callable 2/15/49 @ 100	$243,247
225,000	UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable 11/15/49 @ 100	237,482
85,000	UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable 2/15/59 @ 100	103,384

		7,296,697

Health Care Technology (0.0%†):
25,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 7/17/20 @ 102.88(a)	24,688

Hotels, Restaurants & Leisure (0.2%):
274,000	Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75(a)	265,780
100,000	Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38(a)	95,250
330,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	341,667

		702,697

Household Products (0.1%):
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 8/6/20 @ 102.88	205,250

Industrial Conglomerates (0.2%):
190,000	General Electric Capital Corp., Series A, 6.75%, 3/15/32, MTN	232,074
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	307,177

		539,251

Insurance (0.6%):
900,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	1,032,597
670,000	Farmers Insurance Exchange, 4.75%(US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	675,432

		1,708,029

IT Services (0.1%):
87,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	86,565
175,000	Mastercard, Inc., 3.85%, 3/26/50, Callable 9/26/49 @ 100	217,042

		303,607

Life Sciences Tools & Services (0.1%):
200,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	204,500

Media (0.5%):
125,000	CCO Holdings LLC, 5.38%, 6/1/29, Callable 6/1/24 @ 102.69(a)	131,719
210,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	213,675
172,000	CCO Holdings LLC, 4.50%, 5/1/32, Callable 5/1/26 @ 102.25(a)	174,365
250,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100	331,321

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$35,000	Charter Communications Operating LLC, 4.80%, 3/1/50, Callable 9/1/49 @ 100	$38,727
200,000	CSC Holdings LLC, 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	205,750
30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)	31,200
290,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	356,270

		1,483,027

Multi-Utilities (0.1%):
355,000	Dominion Energy, Inc., Series A, 3.30%, 3/15/25, Callable 2/15/25 @ 100	379,934

Oil, Gas & Consumable Fuels (2.0%):
146,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 8/6/20 @ 100	105,120
40,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 8/6/20 @ 101.41^	25,400
304,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 8/6/20 @ 103.75^	177,840
25,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	24,906
35,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	33,513
500,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	556,250
210,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	233,625
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	702,624
160,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	129,200
245,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	278,438
80,000	Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	85,571
185,000	Exxon Mobil Corp., 4.23%, 3/19/40, Callable 9/19/39 @ 100	222,652
605,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	752,911
15,000	Exxon Mobil Corp., 3.45%, 4/15/51, Callable 10/15/50 @ 100	16,578
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	472,279
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100^	138,000
150,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	160,207
56,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	42,280
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	231,875
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(a)	230,625
60,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44	62,850
600,000	TC PipeLines LP, 3.90%, 5/25/27, Callable 2/25/27 @ 100	636,451

See accompanying notes to the financial statements.

6

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$350,000	Williams Partners LP, 6.30%, 4/15/40	$420,000

		5,739,195

Pharmaceuticals (1.0%):
64,000	Bausch Health Cos., Inc., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)	67,840
75,000	Bayer US Finance II LLC, 3.88%, 12/15/23, Callable 11/15/23 @ 100(a)	82,227
195,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	223,921
1,205,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	1,409,903
410,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	502,888
380,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(a)	480,486
200,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	203,000

		2,970,265

Semiconductors & Semiconductor Equipment (0.5%):
445,000	Broadcom Cayman Finance, Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100	478,359
215,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	268,660
485,000	Intel Corp., 4.75%, 3/25/50, Callable 9/25/49 @ 100	683,673

		1,430,692

Software (0.0%†):
121,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	123,420

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	24,281
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	77,760

		102,041

Tobacco (0.5%):
615,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	671,132
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	747,533

		1,418,665

Trading Companies & Distributors (0.2%):
655,000	Air Lease Corp., 3.50%, 1/15/22	661,733

Wireless Telecommunication Services (0.9%):
27,000	Sprint Corp., 7.88%, 9/15/23	30,375
323,750	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	327,197
910,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	989,580
235,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	260,459
492,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100(a)	490,531

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	$451,308

		2,549,450

Total Corporate Bonds (Cost $62,823,830)		67,877,071

Yankee Dollars (5.5%):
Aerospace & Defense (0.1%):
35,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	32,463
30,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	27,300
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	290,231

		349,994

Banks (0.5%):
485,000	Lloyds Banking Group plc, 2.86%(US0003M+125bps), 3/17/23, Callable 3/17/22 @ 100	499,552
425,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	440,938
390,000	Lloyds Banking Group plc, 3.90%, 3/12/24	424,446
410,000	Santander UK plc, 5.00%, 11/7/23(a)	446,738

		1,811,674

Beverages (0.1%):
135,000	Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	152,869
105,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	128,803

		281,672

Commercial Services & Supplies (0.1%):
178,000	GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	183,340

Containers & Packaging (0.1%):
275,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	279,469

Diversified Financial Services (1.1%):
1,191,000	GE Capital International Funding, 4.42%, 11/15/35	1,200,413
111,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)(c)	66,600
540,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)(c)	326,700
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	205,750
29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	28,638
610,000	Park Aerospace Holdings, 5.25%, 8/15/22, Callable 7/15/22 @ 100(a)	571,874
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	260,063
255,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	233,325
290,000	Virgin Media Secured Finance plc, 5.50%, 5/15/29, Callable 5/15/24 @ 102.75(a)	303,775

		3,197,138

Energy Equipment & Services (0.1%):
63,050	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 10/15/20 @ 103.88(a)	58,952

See accompanying notes to the financial statements.

7

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services, continued
$126,085	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	$110,324
121,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	104,665
44,850	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 12/1/20 @ 103.13(a)	40,814

		314,755

Food & Staples Retailing (0.1%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	508,843

Industrial Conglomerates (0.1%):
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	471,364

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	237,000

Oil, Gas & Consumable Fuels (0.7%):
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	226,000
151,000	Petrobras Global Finance BV, 5.09%, 1/15/30(a)	150,056
200,000	Petroleos del Peru SA, 4.75%, 6/19/32	222,000
175,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(a)	143,948
365,000	Petroleos Mexicanos, 6.63%, 6/15/35	297,603
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	486,800
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(a)	65,498

		1,591,905

Pharmaceuticals (0.1%):
215,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 8/6/20 @ 103.5(a)	223,063

Professional Services (0.2%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	130,075
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	140,000
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	114,920
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	346,256

		731,251

Sovereign Bond (1.2%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	419,808
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(a)	203,495
200,000	Dominican Republic, 6.00%, 7/19/28(a)	200,500
151,005	Oriental Republic of Uruguay, 4.38%, 10/27/27	172,901
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	215,000
200,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	196,277
200,000	Republic of Colombia, 5.00%, 6/15/45, Callable 12/15/44 @ 100	222,756
200,000	Republic of Peru, 4.13%, 8/25/27	229,277
200,000	Republic of South Africa, 4.30%, 10/12/28	185,746
200,000	Russian Federation, 4.75%, 5/27/26	227,848

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$200,000	Saudi Government International Bond, 3.63%, 3/4/28	$219,746
200,000	Saudi Government International Bond, 3.75%, 1/21/55^(a)	203,746
200,000	State of Qatar, 4.63%, 6/2/46	257,378
400,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100	393,646

		3,348,124

Thrifts & Mortgage Finance (0.1%):
230,000	Nationwide Building Society, 3.62%, 4/26/23, Callable 4/26/22 @ 100(a)	238,895

Trading Companies & Distributors (0.4%):
530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 5/15/21	533,291
555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22, Callable 1/1/22 @ 100	554,945

		1,088,236

Wireless Telecommunication Services (0.4%):
813,000	Vodafone Group plc, 4.88%, 6/19/49	1,032,242

Total Yankee Dollars (Cost $16,177,054)		15,888,965

Municipal Bonds (0.8%):
California (0.6%):
84	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	81
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	899,289
805,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	837,176

		1,736,546

Massachusetts (0.2%):
460,000	Commonwealth of Massachusetts, GO, Series C, 3.00%, 3/1/49, Continuously Callable @100	482,982

Total Municipal Bonds (Cost $2,081,536)		2,219,528

U.S. Government Agency Mortgages (35.5%):
Federal Home Loan Mortgage Corporation (15.2%)
500,000	Class AX, Series 2020-RR06, 1.88%, 10/27/28	64,574
406,292	3.00%, 3/1/31, Pool #G18592	428,471
927,970	2.50%, 12/1/31, Pool #G16598	978,583
481,796	2.50%, 7/1/32, Pool #G16660	504,733
475,000	Class BX, Series 2020-RR06, 1.40%, 5/27/33	80,597
665,000	Class A3, Series K158, 3.90%, 10/25/33	826,622
1,156,833	3.50%, 1/1/34, Pool #G16756	1,228,338
817,593	2.50%, 5/1/40, Pool #RB5048	854,776
1,797,729	2.50%, 6/1/40, Pool #RB5054	1,879,491
1,474,119	3.50%, 4/1/44, Pool #G07848	1,611,855
2,074,685	3.50%, 4/1/45, Pool #G60023	2,302,398
1,787,691	4.00%, 12/1/45, Pool #G60344	1,990,932
1,895,688	3.00%, 6/1/46, Pool #G08710	2,002,285
1,603,027	3.50%, 6/1/46, Pool #G08711	1,706,862
1,085,306	3.50%, 8/1/46, Pool #G08716	1,155,599
936,077	3.00%, 8/1/46, Pool #G08715	988,718
251,128	3.00%, 9/1/46, Pool #G08721	265,260
431,465	3.50%, 9/1/46, Pool #G08722	459,447
1,248,807	3.00%, 10/1/46, Pool #G08726	1,319,080

See accompanying notes to the financial statements.

8

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,370,563	3.00%, 11/1/46, Pool #G08732	$1,447,758
1,613,684	3.00%, 1/1/47, Pool #G08741	1,704,688
1,168,877	3.50%, 4/1/47, Pool #G67703	1,284,414
505,020	Class PA, Series 4846, 4.00%, 6/15/47	526,126
471,046	3.00%, 12/1/47, Pool #G08791	496,845
854,361	3.50%, 12/1/47, Pool #G08792	902,149
1,622,591	3.50%, 12/1/47, Pool #G67706	1,779,827
2,686,380	3.50%, 1/1/48, Pool #G67707	2,952,647
1,025,959	3.50%, 2/1/48, Pool #G08800	1,080,861
3,018,597	3.50%, 3/1/48, Pool #G67708	3,283,801
896,436	3.50%, 3/1/48, Pool #G67710	963,231
1,630,074	4.00%, 3/1/48, Pool #G67711	1,749,041
263,873	Class CA, Series 4818, 3.00%, 4/15/48	273,551
561,607	4.00%, 6/1/48, Pool #G67713	608,471
1,177,989	3.50%, 6/1/48, Pool #G08816	1,241,027
279,541	5.00%, 7/1/48, Pool #G08833	305,291
729,844	4.50%, 10/1/48, Pool #G08843	790,291
1,159,882	4.00%, 1/1/49, Pool #G67718	1,255,479
1,280,722	Class HZ, Series 4639, 3.25%, 4/15/53	1,462,974

		44,757,093

Federal National Mortgage Association (13.4%)
1,245,000	3.06%, 5/1/22, Pool #471258	1,293,460
610,000	Class X8, Series 2020-M10, 0.78%, 12/25/27	25,790
528,897	Class X9, Series 2020-M10, 0.99%, 12/25/27	24,007
665,000	Class X6, Series 2020-M10, 1.50%, 8/25/28	65,480
639,221	Class X3, Series 2020-M10, 1.44%, 11/25/28	54,366
630,000	Class X5, Series 2020-M10, 1.55%, 11/25/28	65,732
1,578,932	Class X2, Series 2020-M10, 1.83%, 12/25/30	203,051
754,792	Class X1, Series 2020-M10, 1.92%, 12/25/30	111,223
707,812	3.50%, 1/1/32, Pool #AB4262	744,852
129,060	3.00%, 7/1/32, Pool #MA3060	135,962
549,479	Class X4, Series 2020-M10, 1.00%, 7/25/32	41,661
494,467	3.00%, 10/1/33, Pool #MA1676	525,274
700,000	2.00%, 8/25/35, TBA	722,832
4,125,000	2.50%, 8/25/35, TBA	4,312,075
839,748	3.21%, 11/1/37, Pool #AN7345	958,071
485,000	2.46%, 4/1/40, Pool #BL6060	511,598
1,295,696	2.50%, 6/1/40, Pool #MA4054	1,354,627
59,037	4.00%, 8/1/42, Pool #MA1146	65,002
1,023,864	3.50%, 4/1/43, Pool #MA1404	1,090,464
569,939	4.50%, 2/1/46, Pool #AL9106	626,310
400,201	Class QA, Series 2018-57, 3.50%, 5/25/46	416,254
1,070,082	Class PA, Series 2018-55, 3.50%, 1/25/47	1,099,396
583,217	4.00%, 6/1/47, Pool #AS9830	621,500
506,988	4.00%, 7/1/47, Pool #AS9972	543,406
30,039	4.00%, 8/1/47, Pool #MA3088	32,163
1,558,291	3.50%, 1/1/48, Pool #CA0996	1,694,819
110,840	3.50%, 1/1/48, Pool #MA3238	117,437
117,301	4.50%, 5/1/48, Pool #CA1711	126,974
1,265,033	4.50%, 5/1/48, Pool #CA1710	1,369,356
1,131,980	Class CT, Series 2018-43, 3.00%, 6/25/48	1,181,280
1,275,000	5.00%, 7/25/48, TBA	1,391,941
831,762	4.50%, 8/1/48, Pool #CA2208	898,792
1,657,722	3.50%, 6/1/49, Pool #CA3633	1,811,913
7,275,000	2.50%, 7/25/49, TBA	7,585,323
1,229,088	3.00%, 10/1/49, Pool #MA3811	1,270,058

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,125,000	2.00%, 7/25/50, TBA	$1,151,191
800,000	2.00%, 8/25/50, TBA	818,125
1,150,000	2.50%, 8/25/50, TBA	1,196,584
2,450,000	3.00%, 9/25/50, TBA	2,570,682

		38,829,031

Government National Mortgage Association (6.9%)
673,058	3.50%, 3/20/46, Pool #MA3521	716,701
696,870	3.50%, 4/20/46, Pool #MA3597	744,931
134,699	3.50%, 5/20/46, Pool #MA3663	143,636
288,090	3.50%, 9/20/46, Pool #MA3937	307,798
1,574,953	3.00%, 12/20/46, Pool #MA4126	1,676,124
1,185,334	3.50%, 1/20/47, Pool #MA4196	1,267,068
194,435	5.00%, 3/20/47, Pool #MA4324	219,420
262,540	3.50%, 6/20/47, Pool #MA4510	278,688
482,822	5.00%, 6/20/47, Pool #MA4513	526,540
723,157	4.00%, 9/20/47, Pool #MA4720	776,963
342,984	5.00%, 9/20/47, Pool #MA4722	378,793
501,828	4.00%, 11/20/47, Pool #MA4838	539,167
310,563	3.50%, 11/20/47, Pool #MA4837	330,664
1,285,786	3.00%, 11/20/47, Pool #MA4836	1,365,647
237,579	4.00%, 12/20/47, Pool #MA4901	255,256
2,587,563	3.50%, 12/20/47, Pool #MA4900	2,755,042
874,355	4.00%, 3/20/48, Pool #MA5078	928,805
1,791,092	4.50%, 8/20/48, Pool #MA5399	1,919,982
485,028	4.00%, 9/20/48, Pool #MA5466	519,349
544,737	Class NW, Series 2018-124, 3.50%, 9/20/48	570,673
575,000	3.00%, 7/20/49, TBA	609,141
1,486,979	3.00%, 10/20/49, Pool #MA6209	1,545,333
1,450,000	2.50%, 7/20/50, TBA	1,526,352

		19,902,073

Total U.S. Government Agency Mortgages (Cost $99,474,290)		103,488,197

U.S. Treasury Obligations (25.8%):
U.S. Treasury Bills (12.6%):
430,000	0.13%, 9/10/20(d)(e)	429,886
2,550,000	0.15%, 11/3/20(d)	2,548,628
14,895,000	0.16%, 11/5/20(d)	14,886,591
870,000	0.15%, 11/19/20(d)	869,472
1,040,000	0.15%, 11/24/20(d)	1,039,346
14,040,000	0.15%, 12/3/20(d)	14,030,629
2,800,000	0.15%, 12/10/20(d)	2,798,047

		36,602,599

U.S. Treasury Bonds (2.2%):
1,634,000	2.00%, 2/15/50	1,871,441
4,786,000	1.25%, 5/15/50	4,599,047

		6,470,488

U.S. Treasury Inflation Index Bonds (1.5%):
3,910,122	0.25%, 2/15/50	4,384,435

U.S. Treasury Inflation Index Notes (2.4%):
2,869,250	0.13%, 4/15/25	3,008,459
3,683,369	0.25%, 7/15/29	4,028,376

		7,036,835

U.S. Treasury Notes (7.1%):
10,045,000	0.25%, 5/31/25	10,032,444
5,950,000	0.25%, 6/30/25	5,938,844

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$4,690,000	0.63%, 5/15/30	$4,677,542

		20,648,830

Total U.S. Treasury Obligations (Cost $74,056,292)		75,143,187

Commercial Paper (0.4%):
1,035,000	Ford Motor Credit Co., 3.71%(a)(d)	1,024,437

Total Commercial Paper (Cost $1,026,177)		1,024,437

Short-Term Securities Held as Collateral for Securities on Loan (0.2%):
612,770	BlackRock Liquidity FedFund, Institutional Class , 1.81%(d)(f)	612,770

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $612,770)		612,770

Shares		Fair Value
Unaffiliated Investment Companies (2.3%):
Money Markets (2.3%):
6,690,913	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(d)	$6,690,913

Total Unaffiliated Investment Company (Cost $6,690,913)		6,690,913

Total Investment Securities (Cost $303,079,560) — 107.3%		311,942,774
Net other assets (liabilities) — (7.3)%		(21,291,820)

Net Assets — 100.0%		$290,650,954

Percentages indicated are based on net assets as of June 30, 2020.

12MTA—12 Month Treasury Average

GO—General Obligation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0006M—6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $581,394.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2020.

(c)	Defaulted bond.

(d)	The rate represents the effective yield at June 30, 2020.

(e)	All or a portion of this security has been pledged as collateral for open derivative positions.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

Futures Contracts

At June 30, 2020, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/21/20	18	$(2,834,719)	$(17,479)

				$(17,479)

See accompanying notes to the financial statements.

10

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/30/20	211	$26,531,602	$65,699
Ultra Long Term U.S. Treasury Bond September Future (U.S. Dollar)	9/21/20	2	436,313	(1,733)

				$63,966

Total Net Futures Contracts				$46,487

See accompanying notes to the financial statements.

11

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$303,079,560

Investment securities, at value(a)	$311,942,774
Cash	66,186
Interest and dividends receivable	1,124,962
Receivable for capital shares issued	5,778
Receivable for investments sold	1,388,555
Receivable for TBA investments sold	14,932,003
Prepaid expenses	598

Total Assets	329,460,856

Liabilities:
Payable for investments purchased	451,750
Payable for TBA investments purchased	37,547,192
Payable for capital shares redeemed	86
Payable for collateral received on loaned securities	612,770
Payable for variation margin on futures contracts	4,156
Manager fees payable	116,744
Administration fees payable	5,420
Distribution fees payable	58,372
Custodian fees payable	2,350
Administrative and compliance services fees payable	376
Transfer agent fees payable	783
Trustee fees payable	2,400
Other accrued liabilities	7,503

Total Liabilities	38,809,902

Net Assets	$290,650,954

Net Assets Consist of:
Paid in capital	$255,417,726
Total distributable earnings	35,233,228

Net Assets	$290,650,954

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,027,658
Net Asset Value (offering and redemption price per share)	$11.17

(a)	Includes securities on loan of $581,394.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$3,774,783
Dividends	35,010
Income from securities lending	3,879

Total Investment Income	3,813,672

Expenses:
Manager fees	874,494
Administration fees	60,251
Distribution fees	364,373
Custodian fees	6,749
Administrative and compliance services fees	2,096
Transfer agent fees	2,187
Trustee fees	6,592
Professional fees	5,855
Shareholder reports	3,662
Other expenses	2,523

Total expenses before reductions	1,328,782
Less expenses voluntarily waived/reimbursed by the Manager	(145,747)

Net expenses	1,183,035

Net Investment Income/(Loss)	2,630,637

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	8,553,499
Net realized gains/(losses) on forward currency contracts	419,633
Net realized gains/(losses) on futures contracts	2,104,102
Net realized gains/(losses) on written options contracts	70,121
Net realized gains/(losses) on swap agreements	16,697
Change in net unrealized appreciation/depreciation on securities and foreign currencies	2,740,413
Change in net unrealized appreciation/depreciation on forward currency contracts	(62,415)
Change in net unrealized appreciation/depreciation on futures contracts	54,371
Change in net unrealized appreciation/depreciation on swap agreements	(270)

Net realized and Change in net unrealized gains/losses on investments	13,896,151

Change in Net Assets Resulting From Operations	$16,526,788

See accompanying notes to the financial statements.

12

AZL MetWest Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,630,637	$7,662,752
Net realized gains/(losses) on investments	11,164,052	11,754,572
Change in unrealized appreciation/depreciation on investments	2,732,099	7,398,188

Change in net assets resulting from operations	16,526,788	26,815,512

Distributions to Shareholders:
Distributions	—	(7,861,474)

Change in net assets resulting from distributions to shareholders	—	(7,861,474)

Capital Transactions:
Proceeds from shares issued	26,131,069	8,208,805
Proceeds from dividends reinvested	—	7,861,474
Value of shares redeemed	(70,413,902)	(37,961,471)

Change in net assets resulting from capital transactions	(44,282,833)	(21,891,192)

Change in net assets	(27,756,045)	(2,937,154)
Net Assets:
Beginning of period	318,406,999	321,344,153

End of period	$290,650,954	$318,406,999

Share Transactions:
Shares issued	2,378,095	787,407
Dividends reinvested	—	745,871
Shares redeemed	(6,521,255)	(3,603,464)

Change in shares	(4,143,160)	(2,070,186)

See accompanying notes to the financial statements.

13

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$10.55		$9.97	$10.20	$10.07	$10.01	$10.07

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.25 (a)	0.26	0.17	0.16	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.52		0.60	(0.29)	0.15	0.07	(0.13)

Total from Investment Activities	0.62		0.85	(0.03)	0.32	0.23	(0.02)

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.20)	(0.16)	(0.11)	(0.01)
Net Realized Gains	—		—	—	(0.03)	(0.06)	(0.03)

Total Dividends	—		(0.27)	(0.20)	(0.19)	(0.17)	(0.04)

Net Asset Value, End of Period	$11.17		$10.55	$9.97	$10.20	$10.07	$10.01

Total Return(b)	5.88	%(c)	8.49%	(0.21)%	3.14%	2.30%	(0.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$290,651		$318,407	$321,344	$366,574	$359,253	$392,669
Net Investment Income/(Loss)(d)	1.80%		2.37%	2.25%	1.63%	1.45%	1.02%
Expenses Before Reductions(d)(e)	0.91%		0.91%	0.91%	0.91%	0.91%	0.89%
Expenses Net of Reductions(d)	0.81%		0.81%	0.85%	0.86%	0.86%	0.84%
Portfolio Turnover Rate	82	%(c)	203%	184%	198%	185%	256%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

14

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

15

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $383 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $612,770 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2020, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2020, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2020, the monthly average notional amount for short contracts was $4.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are

16

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2020, the monthly average notional amount for long contracts was $36.2 million, and the monthly average notional amount for short contracts was $4.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2020, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2020, the monthly average notional amount for written options contracts was $3.2 thousand. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are reported as “Payable/Receivable for variation margin on centrally cleared swap agreements” on the Statement of Operations.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. During the period ended June 30, 2020, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The monthly average gross notional amount for interest rate swaps was $23.5 million for the period ended June 30, 2020.

17

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$65,699	Payable for variation margin on futures contracts*	$19,212

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Options Contracts	Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts	$70,121	$—

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	2,104,102	54,371

Centrally Cleared Interest Rate Swap Agreements	Net realized gains/(losses) on swap agreements/ Change in net unrealized appreciation/depreciation on swap agreements	16,697	(270)

Foreign Exchange Risk

Forward Currency Contracts	Net Realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	419,633	(62,415)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MetWest Total Return Bond Fund	0.60%	0.91%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

18

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,261 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

19

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$13,747,981	$—	$13,747,981
Collateralized Mortgage Obligations	—	25,249,725	—	25,249,725
Corporate Bonds+	—	67,877,071	—	67,877,071
Yankee Dollars+	—	15,888,965	—	15,888,965
Municipal Bonds	—	2,219,528	—	2,219,528
U.S. Government Agency Mortgages	—	103,488,197	—	103,488,197
U.S. Treasury Obligations	—	75,143,187	—	75,143,187
Commercial Paper	—	1,024,437	—	1,024,437
Short-Term Securities Held as Collateral for Securities on Loan	612,770	—	—	612,770
Unaffiliated Investment Companies	6,690,913	—	—	6,690,913

Total Investment Securities	7,303,683	304,639,091	—	311,942,774

Other Financial Instruments:*
Futures Contracts	46,487	—	—	46,487

Total Investments	$7,350,170	$304,639,091	$—	$311,989,261

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$217,038,751	$289,179,904

For the period ended June 30, 2020, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$175,121,120	$255,748,892

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate

20

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $318,146,666. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$7,603,202
Unrealized (depreciation)	(1,541,743)

Net unrealized appreciation/(depreciation)	$6,061,459

As of the end of its tax year ended December 31, 2019, the Fund did not have capital loss carry forwards (“CLCFs”).

During the year ended December 31, 2019, the Fund utilized $6,088,635 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MetWest Total Return Bond Fund	$7,861,474	$—	$7,861,474

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MetWest Total Return Bond Fund	$11,386,474	$1,258,505	$—	$6,061,461	$18,706,440

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 75% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

Statement Regarding the Trust’s Liquidity Risk Management Program Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Mid Cap Index Fund, Class 1	$1,000.00	$869.60	$1.49	0.32%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$868.60	$2.65	0.57%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,023.27	$1.61	0.32%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,022.03	$2.87	0.57%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	16.3%

Industrials	15.3

Financials	14.6

Consumer Discretionary	14.8

Health Care	10.8

Real Estate	9.6

Materials	5.8

Utilities	4.0

Consumer Staples	3.6

Communication Services	1.8

Energy	1.4

Private Placements	1.0

Total Common Stocks and Private Placements	99.0

Unaffiliated Investment Companies	1.4

Short-Term Securities Held as Collateral for Securities on Loan	0.4

Total Investment Securities	100.8

Net other assets (liabilities)	(0.8)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (1.1%):
37,012	Axon Enterprise, Inc.*	$3,631,988
24,569	Curtiss-Wright Corp.	2,193,520
49,249	Hexcel Corp.	2,227,040
32,796	Mercury Systems, Inc.*	2,579,733

		10,632,281

Air Freight & Logistics (0.4%):
53,752	XPO Logistics, Inc.*	4,152,342

Airlines (0.2%):
159,092	JetBlue Airways Corp.*	1,734,103

Auto Components (1.3%):
51,550	Adient plc*	846,451
85,225	Dana, Inc.	1,038,893
50,935	Delphi Technologies plc*	723,786
144,442	Gentex Corp.	3,722,269
137,407	Goodyear Tire & Rubber Co.	1,229,106
32,164	Lear Corp.	3,506,519
16,399	Visteon Corp.*	1,123,332

		12,190,356

Automobiles (0.6%):
90,352	Harley-Davidson, Inc.	2,147,667
32,560	Thor Industries, Inc.	3,468,617

		5,616,284

Banks (6.0%):
92,117	Associated Banc-Corp.	1,260,161
58,326	BancorpSouth Bank	1,326,333
23,911	Bank of Hawaii Corp.	1,468,375
72,202	Bank OZK	1,694,581
45,331	Cathay General Bancorp	1,192,205
58,786	CIT Group, Inc.	1,218,634
59,511	Commerce Bancshares, Inc.	3,539,119
33,817	Cullen/Frost Bankers, Inc.	2,526,468
84,032	East West Bancorp, Inc.	3,045,320
193,332	F.N.B. Corp.	1,449,990
84,498	First Financial Bankshares, Inc.	2,441,147
185,752	First Horizon National Corp.	1,850,090
97,399	Fulton Financial Corp.	1,025,611
52,833	Glacier Bancorp, Inc.	1,864,477
51,824	Hancock Whitney Corp.	1,098,669
92,027	Home Bancshares, Inc.	1,415,375
33,247	International Bancshares Corp.	1,064,569
69,638	PacWest Bancorp	1,372,565
42,489	Pinnacle Financial Partners, Inc.	1,784,113
54,958	Prosperity Bancshares, Inc.	3,263,406
31,776	Signature Bank	3,397,490
116,233	Sterling Bancorp	1,362,251
87,845	Synovus Financial Corp.	1,803,458
90,355	TCF Financial Corp.	2,658,244
30,365	Texas Capital Bancshares, Inc.*	937,368
38,191	Trustmark Corp.	936,443
25,103	UMB Financial Corp.	1,294,060
131,524	Umpqua Holdings Corp.	1,399,415
75,799	United Bankshares, Inc.	2,096,600
233,739	Valley National Bancorp	1,827,839
53,600	Webster Financial Corp.	1,533,496
34,427	Wintrust Financial Corp.	1,501,706

		56,649,578

Shares		Fair Value
Common Stocks, continued
Beverages (0.3%):
5,696	Boston Beer Co., Inc. (The), Class A*^	$3,056,758

Biotechnology (1.5%):
60,033	Arrowhead Pharmaceuticals, Inc.*	2,592,825
180,888	Exelixis, Inc.*	4,294,282
9,467	Ligand Pharmaceuticals, Inc., Class B*	1,058,884
27,768	Repligen Corp.*	3,432,402
25,961	United Therapeutics Corp.*	3,141,281

		14,519,674

Building Products (1.4%):
20,562	Lennox International, Inc.	4,790,740
63,612	Owens Corning	3,547,005
34,126	Trex Co., Inc.*	4,438,769

		12,776,514

Capital Markets (2.9%):
27,864	Affiliated Managers Group, Inc.	2,077,540
67,204	Eaton Vance Corp.	2,594,074
23,911	Evercore, Inc., Class A	1,408,836
22,339	FactSet Research Systems, Inc.	7,337,691
56,730	Federated Investors, Inc., Class B	1,344,501
45,274	Interactive Brokers Group, Inc., Class A	1,891,095
90,532	Janus Henderson Group plc^	1,915,657
49,320	Legg Mason, Inc.	2,453,670
73,299	SEI Investments Co.	4,029,979
40,413	Stifel Financial Corp.	1,916,789

		26,969,832

Chemicals (2.5%):
35,661	Ashland Global Holdings, Inc.	2,464,175
33,412	Cabot Corp.	1,237,915
96,867	Chemours Co. (The)	1,486,908
24,308	Ingevity Corp.*	1,277,872
20,122	Minerals Technologies, Inc.	944,325
4,259	NewMarket Corp.	1,705,644
93,632	Olin Corp.	1,075,832
53,912	PolyOne Corp.	1,414,112
76,383	RPM International, Inc.	5,733,308
23,234	Scotts Miracle-Gro Co. (The)	3,124,276
24,997	Sensient Technologies Corp.	1,303,844
109,143	Valvoline, Inc.	2,109,734

		23,877,945

Commercial Services & Supplies (1.6%):
29,780	Brink’s Co. (The)	1,355,288
30,264	Clean Harbors, Inc.*	1,815,235
24,675	Deluxe Corp.	580,850
43,896	Healthcare Services Group, Inc.	1,073,696
34,632	Herman Miller, Inc.	817,662
25,156	HNI Corp.	769,019
76,220	KAR Auction Services, Inc.	1,048,787
21,083	MSA Safety, Inc.	2,412,739
53,924	Stericycle, Inc.*	3,018,665
31,868	Tetra Tech, Inc.	2,521,395

		15,413,336

Communications Equipment (1.2%):
90,715	Ciena Corp.*	4,913,124
18,140	InterDigital, Inc.	1,027,268
44,181	Lumentum Holdings, Inc.*	3,597,659

See accompanying notes to the financial statements.

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
37,489	NetScout Systems, Inc.*	$958,219
34,459	ViaSat, Inc.*	1,322,192

		11,818,462

Construction & Engineering (1.1%):
94,430	AECOM*	3,548,680
18,660	Dycom Industries, Inc.*	763,007
32,352	EMCOR Group, Inc.	2,139,761
82,199	Fluor Corp.	992,964
34,368	MasTec, Inc.*	1,542,092
12,623	Valmont Industries, Inc.	1,434,225

		10,420,729

Construction Materials (0.2%):
24,549	Eagle Materials, Inc., Class A	1,723,831

Consumer Finance (0.4%):
24,444	Firstcash, Inc.	1,649,481
100,606	Navient Corp.	707,260
221,257	SLM Corp.	1,555,437

		3,912,178

Containers & Packaging (1.1%):
37,862	AptarGroup, Inc.	4,239,787
15,597	Greif, Inc., Class A	536,693
92,356	O-I Glass, Inc.	829,357
45,779	Silgan Holdings, Inc.	1,482,782
59,181	Sonoco Products Co.	3,094,574

		10,183,193

Distributors (0.7%):
23,557	Pool Corp.	6,404,442

Diversified Consumer Services (1.2%):
30,556	Adtalem Global Education, Inc.*	951,819
2,521	Graham Holdings Co., Class B	863,871
27,908	Grand Canyon Education, Inc.*	2,526,511
105,081	Service Corp. International	4,086,600
13,104	Strategic Education, Inc.	2,013,430
27,487	WW International, Inc.*	697,620

		11,139,851

Diversified Financial Services (0.2%):
133,202	Jefferies Financial Group, Inc.	2,071,291

Electric Utilities (1.3%):
30,548	ALLETE, Inc.	1,668,226
64,381	Hawaiian Electric Industries, Inc.	2,321,579
29,761	IDACORP, Inc.	2,600,219
118,073	OGE Energy Corp.	3,584,696
46,985	PNM Resources, Inc.	1,806,103

		11,980,823

Electrical Equipment (2.0%):
23,383	Acuity Brands, Inc.	2,238,688
25,041	EnerSys	1,612,140
48,008	Enphase Energy, Inc.*	2,283,741
36,972	Generac Holdings, Inc.*	4,507,995
31,971	Hubbell, Inc.	4,007,885
92,174	nVent Electric plc	1,726,419
24,009	Regal-Beloit Corp.	2,096,466

		18,473,334

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (3.9%):
46,404	Arrow Electronics, Inc.*	$3,187,491
58,256	Avnet, Inc.	1,624,469
22,570	Belden, Inc.	734,654
101,273	Cognex Corp.	6,048,024
14,306	Coherent, Inc.*	1,873,800
51,674	II-VI, Inc.*	2,440,046
80,902	Jabil, Inc.	2,595,336
14,284	Littlelfuse, Inc.	2,437,279
69,404	National Instruments Corp.	2,686,629
24,291	SYNNEX Corp.	2,909,333
21,034	Tech Data Corp.*	3,049,930
147,327	Trimble, Inc.*	6,363,052
78,211	Vishay Intertechnology, Inc.	1,194,282

		37,144,325

Energy Equipment & Services (0.2%):
109,940	ChampionX Corp.*	1,073,014
341,381	Transocean, Ltd.*	624,727

		1,697,741

Entertainment (0.2%):
63,120	Cinemark Holdings, Inc.	729,036
27,320	World Wrestling Entertainment, Inc., Class A	1,187,054

		1,916,090

Equity Real Estate Investment Trusts (9.3%):
81,168	American Campus Communities, Inc.	2,837,633
174,659	Brixmor Property Group, Inc.	2,239,128
57,441	Camden Property Trust	5,239,768
70,579	Corecivic, Inc.	660,619
23,776	Coresite Realty Corp.	2,878,323
66,164	Corporate Office Properties Trust	1,676,596
87,619	Cousins Properties, Inc.	2,613,675
67,953	Cyrusone, Inc.	4,943,581
97,241	Douglas Emmett, Inc.	2,981,409
23,037	EastGroup Properties, Inc.	2,732,419
45,703	EPR Properties	1,514,140
75,036	First Industrial Realty Trust, Inc.	2,884,384
71,830	Geo Group, Inc. (The)	849,749
79,592	Healthcare Realty Trust, Inc.	2,331,250
61,279	Highwoods Properties, Inc.	2,287,545
90,424	Hudson Pacific Properties, Inc.	2,275,068
69,215	JBG SMITH Properties	2,046,688
62,448	Kilroy Realty Corp.	3,665,698
50,929	Lamar Advertising Co., Class A	3,400,020
27,671	Life Storage, Inc.	2,627,361
53,671	Mack-Cali Realty Corp.	820,630
311,646	Medical Properties Trust, Inc.	5,858,945
101,435	National Retail Properties, Inc.	3,598,914
133,842	Omega Healthcare Investors, Inc.	3,979,123
138,969	Parks Hotels & Resorts, Inc.	1,374,403
77,231	Pebblebrook Hotel Trust	1,054,975
119,483	Physicians Realty Trust	2,093,342
39,419	PotlatchDeltic Corp.	1,499,105
11,833	PS Business Parks, Inc.	1,566,689
81,676	Rayonier, Inc.	2,024,748
121,253	Sabra Health Care REIT, Inc.	1,749,681
97,490	Service Properties Trust	691,204
60,721	Spirit Realty Capital, Inc.	2,116,734

See accompanying notes to the financial statements.

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
131,245	STORE Capital Corp.	$3,124,943
36,341	Taubman Centers, Inc.	1,372,236
68,805	The Macerich Co.^	617,181
65,303	Urban Edge Properties	775,147
70,927	Weingarten Realty Investors	1,342,648

		88,345,702

Food & Staples Retailing (1.0%):
72,766	BJ’s Wholesale Club Holdings, Inc.*	2,711,989
21,704	Casey’s General Stores, Inc.	3,245,182
37,494	Grocery Outlet Holding Corp.*	1,529,755
69,683	Sprouts Farmers Market, Inc.*	1,783,188

		9,270,114

Food Products (2.0%):
96,761	Darling Ingredients, Inc.*	2,382,256
113,569	Flowers Foods, Inc.	2,539,403
46,307	Hain Celestial Group, Inc. (The)*	1,459,134
39,505	Ingredion, Inc.	3,278,915
11,685	Lancaster Colony Corp.	1,811,058
30,564	Pilgrim’s Pride Corp.*	516,226
37,803	Post Holdings, Inc.*	3,312,299
11,676	Sanderson Farms, Inc.	1,353,132
10,087	Tootsie Roll Industries, Inc.^	345,681
33,289	TreeHouse Foods, Inc.*	1,458,058

		18,456,162

Gas Utilities (1.5%):
53,302	National Fuel Gas Co.	2,234,953
56,481	New Jersey Resources Corp.	1,844,105
31,184	ONE Gas, Inc.	2,402,727
32,512	Southwest Gas Holdings, Inc.	2,244,954
30,222	Spire, Inc.	1,985,888
122,862	UGI Corp.	3,907,011

		14,619,638

Health Care Equipment & Supplies (3.5%):
28,170	Avanos Medical, Inc.*	827,916
21,971	Cantel Medical Corp.	971,777
44,632	Globus Medical, Inc., Class A*	2,129,393
29,721	Haemonetics Corp.*	2,661,813
39,259	Hill-Rom Holdings, Inc.	4,309,853
11,428	ICU Medical, Inc.*	2,106,295
41,538	Integra LifeSciences Holdings Corp.*	1,951,871
28,659	LivaNova plc*	1,379,358
29,367	Masimo Corp.*	6,695,381
30,230	NuVasive, Inc.*	1,682,602
19,502	Penumbra, Inc.*	3,487,348
22,544	Quidel Corp.*	5,043,995

		33,247,602

Health Care Providers & Services (2.9%):
52,465	Acadia Healthcare Co., Inc.*	1,317,921
19,099	Amedisys, Inc.*	3,791,915
9,364	Chemed Corp.	4,223,819
58,636	Encompass Health Corp.	3,631,327
42,116	HealthEquity, Inc.*	2,470,946
17,515	LHC Group, Inc.*	3,053,215
50,380	MEDNAX, Inc.*	861,498
34,920	Molina Healthcare, Inc.*	6,215,063
51,014	Patterson Cos., Inc.	1,122,308
61,768	Tenet Healthcare Corp.*	1,118,618

		27,806,630

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (3.3%):
47,368	Boyd Gaming Corp.	$989,991
327,295	Caesars Entertainment Corp.*	3,970,089
18,628	Choice Hotels International, Inc.	1,469,749
20,703	Churchill Downs, Inc.	2,756,604
13,976	Cracker Barrel Old Country Store, Inc.	1,550,078
48,435	Dunkin’ Brands Group, Inc.	3,159,416
49,114	Eldorado Resorts, Inc.*	1,967,507
13,373	Jack in the Box, Inc.	990,806
21,552	Marriott Vacations Worldwide Corp.	1,771,790
13,140	Papa John’s International, Inc.	1,043,447
76,191	Penn National Gaming, Inc.*	2,326,873
32,322	Scientific Games Corp., Class A*	499,698
46,488	Six Flags Entertainment Corp.	893,034
38,432	Texas Roadhouse, Inc., Class A	2,020,370
105,088	Wendy’s Co. (The)	2,288,817
50,218	Wyndham Destinations, Inc.	1,415,143
54,911	Wyndham Hotels & Resorts, Inc.	2,340,307

		31,453,719

Household Durables (1.4%):
14,891	Helen of Troy, Ltd.*	2,807,847
51,325	KB Home	1,574,651
76,447	Taylor Morrison Home Corp., Class A*	1,474,663
25,537	Tempur Sealy International, Inc.*	1,837,387
68,176	Toll Brothers, Inc.	2,221,856
19,677	TopBuild Corp.*	2,238,652
76,823	TRI Pointe Group, Inc.*	1,128,530

		13,283,586

Household Products (0.2%):
37,727	Energizer Holdings, Inc.	1,791,655

Industrial Conglomerates (0.4%):
32,391	Carlisle Cos., Inc.	3,876,231

Insurance (4.5%):
8,459	Alleghany Corp.	4,137,634
44,034	American Financial Group, Inc.	2,794,398
55,449	Brighthouse Financial, Inc.*	1,542,591
138,827	Brown & Brown, Inc.	5,658,588
84,922	CNO Financial Group, Inc.	1,322,236
65,875	First American Financial Corp.	3,163,318
298,292	Genworth Financial, Inc., Class A*	689,055
22,474	Hanover Insurance Group, Inc. (The)	2,277,290
36,226	Kemper Corp.	2,627,110
16,148	Mercury General Corp.	658,031
168,745	Old Republic International Corp.	2,752,231
24,081	Primerica, Inc.	2,807,845
40,075	Reinsurance Group of America, Inc.	3,143,483
29,093	RenaissanceRe Holdings, Ltd.	4,975,776
23,622	RLI Corp.	1,939,366
35,279	Selective Insurance Group, Inc.	1,860,614

		42,349,566

Interactive Media & Services (0.2%):
59,432	TripAdvisor, Inc.	1,129,802
38,589	Yelp, Inc.*	892,564

		2,022,366

Internet & Direct Marketing Retail (1.2%):
70,004	Etsy, Inc.*	7,436,525
54,241	Grubhub, Inc.*	3,813,142

		11,249,667

See accompanying notes to the financial statements.

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (2.6%):
25,004	Alliance Data Systems Corp.	$1,128,180
14,797	CACI International, Inc., Class A*	3,209,173
46,842	CoreLogic, Inc.	3,148,719
83,936	KBR, Inc.	1,892,757
38,544	LiveRamp Holdings, Inc.*	1,636,964
36,167	Maximus, Inc.	2,547,965
80,636	Perspecta, Inc.	1,873,174
162,522	Sabre Corp.	1,309,927
29,140	Science Applications International Corp.	2,263,595
64,001	Teradata Corp.*	1,331,221
25,666	WEX, Inc.*	4,235,148

		24,576,823

Leisure Products (0.9%):
46,675	Brunswick Corp.	2,987,667
204,624	Mattel, Inc.*	1,978,714
33,961	Polaris, Inc.	3,143,090

		8,109,471

Life Sciences Tools & Services (1.8%):
22,547	Bio-Techne Corp.	5,953,986
29,191	Charles River Laboratories International, Inc.*	5,089,451
37,531	PRA Health Sciences, Inc.*	3,651,391
36,868	Syneos Health, Inc.*	2,147,561

		16,842,389

Machinery (4.5%):
36,758	AGCO Corp.	2,038,599
49,556	Colfax Corp.*	1,382,612
29,069	Crane Co.	1,728,443
74,216	Donaldson Co., Inc.	3,452,528
98,271	Graco, Inc.	4,716,025
51,923	ITT, Inc.	3,049,957
48,917	Kennametal, Inc.	1,404,407
35,031	Lincoln Electric Holdings, Inc.	2,951,011
32,785	Middleby Corp. (The)*	2,588,048
30,281	Nordson Corp.	5,744,610
40,153	Oshkosh Corp.	2,875,758
37,608	Terex Corp.	705,902
39,753	Timken Co.	1,808,364
63,219	Toro Co. (The)	4,193,948
55,605	Trinity Industries, Inc.	1,183,830
33,436	Woodward, Inc.	2,592,962

		42,417,004

Marine (0.2%):
35,415	Kirby Corp.*	1,896,827

Media (1.3%):
23,923	AMC Networks, Inc., Class A*	559,559
3,104	Cable One, Inc.	5,509,133
25,885	John Wiley & Sons, Inc., Class A	1,009,514
85,117	New York Times Co. (The), Class A	3,577,468
128,904	Tegna, Inc.	1,435,991

		12,091,665

Metals & Mining (1.8%):
74,869	Allegheny Technologies, Inc.*	762,915
28,199	Carpenter Technology Corp.	684,672
70,231	Commercial Metals Co.	1,432,712
19,870	Compass Minerals International, Inc.	968,663

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
37,540	Reliance Steel & Aluminum Co.	$3,563,672
38,684	Royal Gold, Inc.	4,809,194
124,068	Steel Dynamics, Inc.	3,236,934
129,753	United States Steel Corp.^	936,817
21,625	Worthington Industries, Inc.	806,613

		17,202,192

Multiline Retail (0.4%):
63,900	Nordstrom, Inc.^	989,811
33,356	Ollie’s Bargain Outlet Holdings, Inc.*	3,257,213

		4,247,024

Multi-Utilities (0.7%):
37,014	Black Hills Corp.	2,097,213
118,282	MDU Resources Group, Inc.	2,623,495
29,785	NorthWestern Corp.	1,623,878

		6,344,586

Oil, Gas & Consumable Fuels (1.2%):
165,831	Antero Midstream Corp.	845,738
60,226	Cimarex Energy Co.	1,655,613
110,340	CNX Resources Corp.*	954,441
150,742	EQT Corp.	1,793,830
239,738	Equitrans Midstream Corp.	1,992,223
86,159	Murphy Oil Corp.	1,188,994
60,160	PBF Energy, Inc., Class A	616,038
37,349	World Fuel Services Corp.	962,110
240,881	WPX Energy, Inc.*	1,536,821

		11,545,808

Paper & Forest Products (0.3%):
32,556	Domtar Corp.	687,257
66,187	Louisiana-Pacific Corp.	1,697,697

		2,384,954

Personal Products (0.2%):
32,053	Edgewell Personal Care Co.*	998,771
30,614	Nu Skin Enterprises, Inc., Class A	1,170,374

		2,169,145

Pharmaceuticals (1.1%):
95,820	Catalent, Inc.*	7,023,605
104,991	Nektar Therapeutics*	2,431,592
29,687	Prestige Consumer Healthcare, Inc.*	1,115,044

		10,570,241

Professional Services (0.9%):
30,962	ASGN, Inc.*	2,064,546
21,883	FTI Consulting, Inc.*	2,506,698
21,495	Insperity, Inc.	1,391,371
34,242	ManpowerGroup, Inc.	2,354,138

		8,316,753

Real Estate Management & Development (0.3%):
30,455	Jones Lang LaSalle, Inc.	3,150,874

Road & Rail (0.9%):
31,592	Avis Budget Group, Inc.*	723,141
72,049	Knight-Swift Transportation Holdings, Inc.	3,005,164
22,634	Landstar System, Inc.	2,542,025
31,697	Ryder System, Inc.	1,188,954
33,904	Werner Enterprises, Inc.	1,475,841

		8,935,125

See accompanying notes to the financial statements.

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (4.4%):
17,143	Cabot Microelectronics Corp.	$2,392,134
34,434	Cirrus Logic, Inc.*	2,127,333
63,800	Cree, Inc.*	3,776,322
44,979	First Solar, Inc.*	2,226,461
32,367	MKS Instruments, Inc.	3,665,239
24,543	Monolithic Power Systems, Inc.	5,816,691
38,431	Semtech Corp.*	2,006,867
25,770	Silicon Laboratories, Inc.*	2,583,958
29,276	SolarEdge Technologies, Inc.*	4,062,923
20,077	Synaptics, Inc.*	1,207,029
97,781	Teradyne, Inc.	8,263,472
25,008	Universal Display Corp.	3,741,697

		41,870,126

Software (3.9%):
68,392	ACI Worldwide, Inc.*	1,845,900
29,270	Blackbaud, Inc.	1,670,732
71,686	CDK Global, Inc.	2,969,234
59,880	Ceridian HCM Holding, Inc.*	4,746,688
25,055	CommVault Systems, Inc.*	969,629
17,108	Fair Isaac Corp.*	7,151,828
26,738	J2 Global, Inc.*	1,690,109
28,768	LogMeIn, Inc.	2,438,663
37,472	Manhattan Associates, Inc.*	3,529,862
21,217	Paylocity Holding Corp.*	3,095,348
61,420	PTC, Inc.*	4,777,862
19,763	Qualys, Inc.*	2,055,747

		36,941,602

Specialty Retail (2.2%):
39,855	Aaron’s, Inc.	1,809,417
91,766	American Eagle Outfitters, Inc.	1,000,249
33,954	AutoNation, Inc.*	1,275,991
38,433	Dick’s Sporting Goods, Inc.	1,585,746
32,876	Five Below, Inc.*	3,514,773
61,459	Foot Locker, Inc.	1,792,144
16,179	Murphy U.S.A., Inc.*	1,821,594
9,786	RH*	2,435,735
68,896	Sally Beauty Holdings, Inc.*	863,267
41,903	Urban Outfitters, Inc.*	637,764
45,868	Williams-Sonoma, Inc.	3,761,635

		20,498,315

Technology Hardware, Storage & Peripherals (0.1%):
75,385	NCR Corp.*	1,305,668

Textiles, Apparel & Luxury Goods (1.0%):
25,725	Carter’s, Inc.	2,076,008
16,771	Columbia Sportswear Co.	1,351,407
16,516	Deckers Outdoor Corp.*	3,243,576
80,325	Skechers U.S.A., Inc., Class A*	2,520,599

		9,191,590

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.8%):
46,115	Essent Group, Ltd.	$1,672,591
4,547	LendingTree, Inc.*^	1,316,493
275,559	New York Community Bancorp, Inc.	2,810,701
45,490	Washington Federal, Inc.	1,220,952

		7,020,737

Trading Companies & Distributors (0.9%):
20,583	GATX Corp.	1,255,151
26,796	MSC Industrial Direct Co., Inc., Class A	1,951,017
81,696	Univar Solutions, Inc.*	1,377,395
19,323	Watsco, Inc.	3,433,697

		8,017,260

Water Utilities (0.6%):
131,533	Essential Utilities, Inc.	5,555,954

Wireless Telecommunication Services (0.1%):
57,810	Telephone & Data Systems, Inc.	1,149,263

Total Common Stocks (Cost $832,668,157)		926,599,327

Private Placements (1.0%):
Internet & Direct Marketing Retail (0.7%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	7,482,194

Software (0.3%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,578,121
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	464,907
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	464,907

		2,507,935

Total Private Placements (Cost $4,309,378)		9,990,129

Short-Term Securities Held as Collateral for Securities on Loan (0.4%):
4,022,585	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	4,022,585

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $4,022,585)		4,022,585

Unaffiliated Investment Companies (1.4%):
Money Markets (1.4%):
13,067,684	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(d)	13,067,684

Total Unaffiliated Investment Companies (Cost $13,067,684)		13,067,684

Total Investment Securities (Cost $854,067,804) — 100.8%		953,679,725
Net other assets (liabilities) — (0.8)%		(7,958,791)

Net Assets — 100.0%		$945,720,934

Percentages indicated are based on net assets as of June 30, 2020.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $3,970,792.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 1.06% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 1.06% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(d)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2020

Futures Contracts

Cash of $1,091,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P MidCap 400 E-Mini September Futures (U.S Dollar)	9/18/20	72	$12,809,520	$186,177

				$186,177

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$854,067,804

Investment securities, at value(a)	$953,679,725
Cash	10,183
Segregated cash for collateral for futures contracts	1,091,000
Interest and dividends receivable	957,522
Receivable for variation margin on futures contracts	179,167
Reclaims receivable	7,935
Prepaid expenses	2,070

Total Assets	955,927,602

Liabilities:
Payable for investments purchased	5,157,796
Payable for capital shares redeemed	519,571
Payable for collateral received on loaned securities	4,022,585
Manager fees payable	199,439
Administration fees payable	1,449
Distribution fees payable	190,776
Custodian fees payable	10,135
Administrative and compliance services fees payable	2,129
Transfer agent fees payable	2,303
Trustee fees payable	13,978
Other accrued liabilities	86,507

Total Liabilities	10,206,668

Net Assets	$945,720,934

Net Assets Consist of:
Paid in capital	$790,945,719
Total distributable earnings	154,775,215

Net Assets	$945,720,934

Class 1
Net Assets	$41,743,427
Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,794,986
Net Asset Value (offering and redemption price per share)	$7.20

Class 2
Net Assets	$903,977,507
Shares of beneficial interest (unlimited number of shares authorized, no par value)	47,492,667
Net Asset Value (offering and redemption price per share)	$19.03

(a)	Includes securities on loan of $3,970,792.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends	$9,123,259
Interest	2,591
Income from securities lending	44,964
Foreign withholding tax	(1,060)

Total Investment Income	9,169,754

Expenses:
Manager fees	1,257,522
Administration fees	142,101
Distribution fees — Class 2	1,205,185
Custodian fees	21,401
Administrative and compliance services fees	9,418
Transfer agent fees	5,788
Trustee fees	29,665
Professional fees	25,871
Shareholder reports	22,532
Other expenses	112,702

Total expenses	2,832,185

Net Investment Income/(Loss)	6,337,569

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	3,976,816
Net realized gains/(losses) on futures contracts	2,248,405
Change in net unrealized appreciation/depreciation on securities	(158,232,705)
Change in net unrealized appreciation/depreciation on futures contracts	141,110

Net realized and Change in net unrealized gains/losses on investments	(151,866,374)

Change in Net Assets Resulting From Operations	$(145,528,805)

See accompanying notes to the financial statements.

8

AZL Mid Cap Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,337,569	$12,576,114
Net realized gains/(losses) on investments	6,225,221	32,883,493
Change in unrealized appreciation/depreciation on investments	(158,091,595)	215,795,657

Change in net assets resulting from operations	(145,528,805)	261,255,264

Distributions to Shareholders:
Class 1	—	(8,975,429)
Class 2	—	(86,015,224)

Change in net assets resulting from distributions to shareholders	—	(94,990,653)

Capital Transactions:
Class 1
Proceeds from shares issued	56,746	92,252
Proceeds from dividends reinvested	—	8,975,429
Value of shares redeemed	(1,863,548)	(5,774,892)

Total Class 1 Shares	(1,806,802)	3,292,789

Class 2
Proceeds from shares issued	115,084,605	11,787,126
Proceeds from dividends reinvested	—	86,015,225
Value of shares redeemed	(222,182,356)	(132,133,299)

Total Class 2 Shares	(107,097,751)	(34,330,948)

Change in net assets resulting from capital transactions	(108,904,553)	(31,038,159)

Change in net assets	(254,433,358)	135,226,452
Net Assets:
Beginning of period	1,200,154,292	1,064,927,840

End of period	$945,720,934	$1,200,154,292

Share Transactions:
Class 1
Shares issued	8,252	10,059
Dividends reinvested	—	1,188,799
Shares redeemed	(263,140)	(640,518)

Total Class 1 Shares	(254,888)	558,340

Class 2
Shares issued	7,385,092	564,844
Dividends reinvested	—	4,305,066
Shares redeemed	(12,386,683)	(6,051,749)

Total Class 2 Shares	(5,001,591)	(1,181,839)

Change in shares	(5,256,479)	(623,499)

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015

	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.28		$8.16	$11.25	$10.90	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.12 (a)	0.15	0.25	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(1.13)		1.79	(1.13)	1.41	0.78

Total from Investment Activities	(1.08)		1.91	(0.98)	1.66	0.90

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.28)	(0.12)	—
Net Realized Gains	—		(1.49)	(1.83)	(1.19)	—

Total Dividends	—		(1.79)	(2.11)	(1.31)	—

Net Asset Value, End of Period	$7.20		$8.28	$8.16	$11.25	$10.90

Total Return(b)	(13.04	)%(c)	25.47%	(11.01)%	16.08%	9.00	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$41,743		$50,096	$44,788	$55,764	$54,300
Net Investment Income/(Loss)(d)	1.50%		1.31%	1.32%	1.27%	1.26%
Expenses Before Reductions(d)(e)	0.32%		0.32%	0.31%	0.31%	0.31%
Expenses Net of Reductions(d)	0.32%		0.32%	0.31%	0.31%	0.31%
Portfolio Turnover Rate(f)	14%		14%	18%	21%	86	%(g)

Class 2

Net Asset Value, Beginning of Period	$21.91		$19.00	$23.45	$21.45	$21.10		$23.49

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.23 (a)	0.25	0.24	0.13		0.30
Net Realized and Unrealized Gains/(Losses) on Investments	(3.00)		4.41	(2.65)	3.06	3.67		(0.91)

Total from Investment Activities	(2.88)		4.64	(2.40)	3.30	3.80		(0.61)

Distributions to Shareholders From:
Net Investment Income	—		(0.24)	(0.22)	(0.11)	(0.24)		(0.27)
Net Realized Gains	—		(1.49)	(1.83)	(1.19)	(3.21)		(1.51)

Total Dividends	—		(1.73)	(2.05)	(1.30)	(3.45)		(1.78)

Net Asset Value, End of Period	$19.03		$21.91	$19.00	$23.45	$21.45		$21.10

Total Return(b)	(13.14	)%(c)	25.28%	(11.35)%	15.80%	19.52%		(2.67)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$903,978		$1,150,058	$1,020,140	$1,208,935	$1,222,550		$406,092
Net Investment Income/(Loss)(d)	1.25%		1.06%	1.08%	1.02%	1.14%		0.95%
Expenses Before Reductions(d)(e)	0.57%		0.57%	0.56%	0.56%	0.57%		0.57%
Expenses Net of Reductions(d)	0.57%		0.57%	0.56%	0.56%	0.57%		0.57%
Portfolio Turnover Rate(f)	14%		14%	18%	21%	86	%(g)	26%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Private Placements

The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $4,425 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,022,585 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $16.9 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$186,177	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$2,248,405	$141,110

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Mid Cap Index Fund Class 1	0.25%	0.46%

AZL Mid Cap Index Fund Class 2	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $4,310 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$926,599,327	$—	$—	$926,599,327
Private Placements+	—	—	9,990,129	9,990,129
Short-Term Securities Held as Collateral for Securities on Loan	4,022,585	—	—	4,022,585
Unaffiliated Investment Companies	13,067,684	—	—	13,067,684

Total Investment Securities	943,689,596	—	9,990,129	953,679,725

Other Financial Instruments:*
Futures Contracts	186,177	—	—	186,177

Total Investments	$943,875,773	$—	$9,990,129	$953,865,902

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Mid Cap Index Fund	$141,652,968	$224,658,928

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2020 are identified below:

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Airbnb, Inc., Series D, 0.00%	4/16/2014	$3,131,402	76,914	$7,482,194	0.79%
Palantir Technologies, Inc., Series G, 0.00%	7/19/2012	702,919	229,712	1,578,121	0.17%
Palantir Technologies, Inc., Series H, 0.00%	10/25/2013	237,529	67,672	464,907	0.05%
Palantir Technologies, Inc., Series H1, 0.00%	10/25/2013	237,529	67,672	464,907	0.05%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $961,329,223. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$314,976,203
Unrealized (depreciation)	(60,113,391)

Net unrealized appreciation/(depreciation)	$254,862,812

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Mid Cap Index Fund	$20,013,506	$74,977,147	$94,990,653

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

15

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings / (Deficit)

AZL Mid Cap Index Fund	$13,125,873	$32,315,337	$—	$254,862,810	$300,304,020

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Statement Regarding the Trust’s Liquidity Risk Management Program Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Moderate Index Strategy Fund	$1,000.00	$982.00	$0.39	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Moderate Index Strategy Fund	$1,000.00	$1,024.47	$0.40	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	45.6%

Fixed Income Funds	39.5

International Equity Funds	15.0

Total Investment Securities	100.1

Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (45.6%):
2,698,008	AZL Mid Cap Index Fund, Class 2	$51,343,100
10,139,444	AZL S&P 500 Index Fund, Class 2	178,352,815
2,397,100	AZL Small Cap Stock Index Fund, Class 2	25,984,559

		255,680,474

Fixed Income Funds (39.5%):
18,694,966	AZL Enhanced Bond Index Fund	221,909,253

International Equity Funds (15.0%):
5,652,050	AZL International Index Fund, Class 2	84,045,982

Total Affiliated Investment Companies (Cost $500,571,826)		561,635,709

Total Investment Securities (Cost $500,571,826) — 100.1%		561,635,709
Net other assets (liabilities) — (0.1%)		(413,541)

Net Assets — 100.0%		$561,222,168

Percentages indicated are based on net assets as of June 30, 2020.

See accompanying notes to the financial statements.

2

AZL Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in affiliates, at cost	$500,571,826

Investments in affiliates, at value	$561,635,709
Interest and dividends receivable	99
Foreign currency, at value (cost $108,869)	109,710
Receivable for investments sold	768,771
Prepaid expenses	1,032

Total Assets	562,515,321

Liabilities:
Cash overdraft	752,329
Payable for capital shares redeemed	478,088
Manager fees payable	23,127
Administration fees payable	7,282
Custodian fees payable	1,155
Administrative and compliance services fees payable	1,060
Transfer agent fees payable	938
Trustee fees payable	6,389
Other accrued liabilities	22,785

Total Liabilities	1,293,153

Net Assets	$561,222,168

Net Assets Consist of:
Paid in capital	$461,750,181
Total distributable earnings	99,471,987

Net Assets	$561,222,168

Shares of beneficial interest (unlimited number of shares authorized, no par value)	42,919,089
Net Asset Value (offering and redemption price per share)	$13.08

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from non-affiliates	$118
Foreign withholding tax	(53,139)

Total Investment Income	(53,021)

Expenses:
Manager fees	1,114,659
Administration fees	30,698
Custodian fees	3,753
Administrative and compliance services fees	4,974
Transfer agent fees	2,792
Trustee fees	15,807
Professional fees	14,061
Shareholder reports	12,990
Other expenses	6,062

Total expenses before reductions	1,205,796
Less expenses voluntarily waived/reimbursed by the Manager	(975,319)

Net expenses	230,477

Net Investment Income/(Loss)	(283,498)

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	20,905
Net realized gains/(losses) on affiliated underlying funds	6,967,771
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(72)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(19,102,008)

Net realized and Change in net unrealized gains/losses on investments	(12,113,404)

Change in Net Assets Resulting From Operations	$(12,396,902)

See accompanying notes to the financial statements.

3

AZL Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$(283,498)	$10,910,835
Net realized gains/(losses) on investments	6,988,676	21,142,999
Change in unrealized appreciation/depreciation on investments	(19,102,080)	75,300,388

Change in net assets resulting from operations	(12,396,902)	107,354,222

Distributions to Shareholders:
Distributions	—	(40,584,497)

Change in net assets resulting from distributions to shareholders	—	(40,584,497)

Capital Transactions:
Proceeds from shares issued	7,486,008	9,874,464
Proceeds from dividends reinvested	—	40,584,497
Value of shares redeemed	(45,851,135)	(95,336,967)

Change in net assets resulting from capital transactions	(38,365,127)	(44,878,006)

Change in net assets	(50,762,029)	21,891,719
Net Assets:
Beginning of period	611,984,197	590,092,478

End of period	$561,222,168	$611,984,197

Share Transactions:
Shares issued	616,374	756,832
Dividends reinvested	—	3,228,679
Shares redeemed	(3,651,101)	(7,273,028)

Change in shares	(3,034,727)	(3,287,517)

See accompanying notes to the financial statements.

4

AZL Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$13.32		$11.98	$13.30	$15.54		$15.03	$16.50

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.23 (a)	0.26	0.12		0.32	0.19
Net Realized and Unrealized Gains/(Losses) on Investments	(0.23)		2.03	(0.92)	1.78		1.00	(0.61)

Total from Investment Activities	(0.24)		2.26	(0.66)	1.90		1.32	(0.42)

Distributions to Shareholders From:
Net Investment Income	—		(0.32)	(0.13)	(0.35)		(0.30)	(0.36)
Net Realized Gains	—		(0.60)	(0.53)	(3.79)		(0.51)	(0.69)

Total Dividends	—		(0.92)	(0.66)	(4.14)		(0.81)	(1.05)

Net Asset Value, End of Period	$13.08		$13.32	$11.98	$13.30		$15.54	$15.03

Total Return(b)	(1.80	)%(c)	19.33%	(5.17)%	13.30%		8.91%	(2.47)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$561,222		$611,984	$590,092	$740,959		$720,934	$1,282,506
Net Investment Income/(Loss)(d)	(0.10)%		1.78%	1.75%	0.77%		1.25%	1.22%
Expenses Before Reductions*(d)(e)	0.43%		0.43%	0.42%	0.43%		0.96%	1.05%
Expenses Net of Reductions*(d)	0.08%		0.08%	0.07%	0.08%		0.83%	0.96%
Portfolio Turnover Rate	11	%(c)	5%	4%	7	%(f)	190%	117%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

The Fund’s purchase and sales of securities and, accordingly, portfolio turnover ratio decreased during 2017 as a result of a change in the Fund’s investment strategy which became effective October 14, 2016.

See accompanying notes to the financial statements.

5

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index Strategy Fund (the “Fund”), and 20 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

6

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Moderate Index Strategy Fund	0.40%	0.20%

*	The Manager voluntarily reduced the management fee to 0.05% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”At June 30, 2020, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2020, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2020 is as follows:

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$240,597,281	$22,012,911	$(53,468,630)	$2,678,899	$10,088,792	$221,909,253	18,694,966	$—	$—

AZL International Index Fund, Class 2	92,940,215	10,015,969	(9,449,838)	129,277	(9,589,641)	84,045,982	5,652,050	—	—

AZL Mid Cap Index Fund, Class 2	56,066,872	8,790,264	(7,704,412)	(610,144)	(5,199,480)	51,343,100	2,698,008	—	—

AZL S&P 500 Index Fund, Class 2	194,154,397	17,207,803	(27,621,130)	5,520,103	(10,908,358)	178,352,815	10,139,444	—	—

AZL Small Cap Stock Index Fund, Class 2	28,331,154	5,131,365	(3,234,275)	(750,364)	(3,493,321)	25,984,559	2,397,100	—	—

	$612,089,919	$63,158,312	$(101,478,285)	$6,967,771	$(19,102,008)	$561,635,709	39,581,568	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

7

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $2,367 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$561,635,709	$—	$—	$561,635,709

Total Investments	$561,635,709	$—	$—	$561,635,709

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Moderate Index Strategy Fund	$63,158,311	$101,478,283

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

8

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $532,300,814. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$79,789,105
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$79,789,105

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Moderate Index Strategy Fund	$14,322,026	$26,262,471	$40,584,497

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Moderate Index Strategy Fund	$11,245,078	$20,833,793	$—	$79,790,018	$111,868,889

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$728.00	$4.00	0.93%

AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$727.10	$5.07	1.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$1,020.24	$4.67	0.93%

AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$1,019.00	$5.92	1.18%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	52.5%

Japan	11.0

Hong Kong	7.6

United Kingdom	5.4

Germany	4.5

France	3.8

Australia	2.5

Singapore	1.7

Canada	1.5

Sweden	1.1

All other countries	5.4

Total Common Stocks	97.0

Short-Term Securities Held as Collateral for Securities on Loan	2.8

Unaffiliated Investment Companies	2.3

Total Investment Securities	102.1

Net other assets (liabilities)	(2.1)

Net Assets	100.0%

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (97.0%):
Diversified Real Estate Activities (7.6%):
156,000	Hang Lung Properties, Ltd.	$369,831
15,400	Kenedix, Inc.^	75,899
76,911	Mitsubishi Estate Co., Ltd.	1,143,865
62,998	Mitsui Fudosan Co., Ltd.	1,116,425
91,700	New World Development Co., Ltd.	435,872
28,931	Sumitomo Realty & Development Co., Ltd.	795,638
128,971	Sun Hung Kai Properties, Ltd.	1,643,673
13,015	UOL Group, Ltd.	63,626

		5,644,829

Diversified REITs (5.7%):
26	Activia Properties, Inc.	90,568
950	Covivio	68,748
6,164	Gecina SA	760,838
128,969	GPT Group	372,736
8,389	H&R Real Estate Investment Trust	60,319
61	Hulic REIT, Inc.	75,854
396	Icade	27,549
37	Kenedix Office Investment Corp.	207,952
154,058	Land Securities Group plc	1,054,040
19,560	Lexington Realty Trust	206,358
61,612	Merlin Properties Socimi SA^	510,288
141,660	Mirvac Group	213,172
265	Nomura Real Estate Master Fund, Inc.	318,328
70	Premier Investment Corp.	77,808
11,474	Stockland	26,347
195	United Urban Investment Corp.	209,702

		4,280,607

Health Care Facilities (0.0%†):
901	Five Star Senior Living, Inc.*	3,514

Health Care REITs (5.2%):
33,357	Healthcare Realty Trust, Inc.	977,027
14,704	Healthcare Trust of America, Inc., Class A	389,950
18,081	Healthpeak Properties, Inc.	498,312
43,989	Ventas, Inc.	1,610,877
7,585	Welltower, Inc.	392,524

		3,868,690

Hotel & Resort REITs (4.1%):
30,046	DiamondRock Hospitality Co.	166,154
149,175	Host Hotels & Resorts, Inc.	1,609,598
439	Invincible Investment Corp.	113,402
359	Japan Hotel REIT Investment Corp.	148,433
40,910	RLJ Lodging Trust	386,190
73,977	Sunstone Hotel Investors, Inc.	602,913

		3,026,690

Industrial REITs (8.5%):
159,938	Ascendas Real Estate Investment Trust	364,722
12,630	Duke Realty Corp.	446,976
29,600	Frasers Logistics & Commercial Trust	25,571
220	GLP J-REIT	319,509
9,451	Goodman Group	97,239
72,600	Mapletree Industrial Trust	150,909
84,000	Mapletree Logistics Trust	117,228
54	Mitsubishi Estate Logistics REIT Investment Corp.	198,701
77	Mitsui Fudosan Logistics Park, Inc.	343,149
92	Nippon Prologis REIT, Inc.	279,644

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
41,012	ProLogis, Inc.	$3,827,651
15,303	SERGO plc	169,490

		6,340,789

Office REITs (20.6%):
4,111	Alexandria Real Estate Equities, Inc.	667,010
23,961	Alstria Office REIT-AG*	356,884
21,813	Boston Properties, Inc.	1,971,459
30,644	CapitaLand Commercial Trust	37,260
18,645	Cousins Properties, Inc.	556,180
40	Daiwa Office Investment Corp.	221,433
16,354	Derwent Valley Holdings plc	561,879
114,323	Dexus	728,324
57,432	Great Portland Estates plc	449,337
408,947	Hibernia REIT plc	514,363
4,260	Highwoods Properties, Inc.	159,026
38,569	Hudson Pacific Properties, Inc.	970,396
34,562	Inmobiliaria Colonial Socimi SA	303,936
19	Japan Prime Realty Investment Corp.	56,006
132	Japan Real Estate Investment Corp.	677,135
15,712	JBG SMITH Properties	464,604
12,144	Kilroy Realty Corp.	712,853
27,792	Mack-Cali Realty Corp.	424,940
71	Mori Trust Sogo REIT, Inc.	87,455
172	Nippon Building Fund, Inc.	979,205
5,180	NSI NV	200,366
57	Orix JREIT, Inc.	74,815
41,467	Paramount Group, Inc.	319,711
56,596	SL Green Realty Corp.	2,789,616
26,639	Vornado Realty Trust	1,017,876
9,686	Workspace Group plc	78,376

		15,380,445

Real Estate Development (2.5%):
26,925	China Overseas Land & Investment, Ltd.	81,312
90,000	China Resources Land, Ltd.	340,092
56,040	CK Asset Holdings, Ltd.	333,249
19,000	KWG Group Holdings, Ltd.	31,862
103,500	Longfor Group Holdings, Ltd.	492,991
3,600	Poly Property Development Co., Ltd., Class H	36,280
24,500	Shimao Property Holdings, Ltd.	103,828
23,081	St. Modwen Properties plc	98,713
7,000	Sunac China Holdings, Ltd.	29,363
100,546	Urban & Civic plc	290,025

		1,837,715

Real Estate Operating Companies (10.2%):
2,804	ADO Properties SA*	76,264
8,783	Atrium Ljungberg AB, Class B	123,594
2,485,087	BGP Holdings plc*(a)	3,629
292	CA Immobilien Anlagen AG*	9,717
59,215	Capital & Counties Properties plc	107,028
7,320	Carmila*^	100,245
4,578	Castellum AB	85,449
21,796	Deutsche Wohnen SE	977,701
24,531	Entra ASA	313,649
24,194	Fabege AB	282,498
40,222	First Capital Real Estate Investment Trust^	411,287
16,363	Grainger plc	57,925

See accompanying notes to the financial statements.

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
174,952	Hongkong Land Holdings, Ltd.	$724,138
20,423	Hufvudstaden AB	253,560
18,356	Hulic Co., Ltd.^	173,883
31,669	Hysan Development Co., Ltd.	102,111
10,971	Kojamo Oyj	231,507
13,153	Kungsleden AB	97,870
2,857	LEG Immobilien AG*	362,435
33,959	Norwegian Property ASA	43,270
2,382	PSP Swiss Property AG	268,074
299,529	Swire Properties, Ltd.	760,678
25,717	Vonovia SE*	1,575,212
101,710	Wharf Real Estate Investment Co., Ltd.	485,414

		7,627,138

Residential REITs (12.2%):
106	Advance Residence Investment	315,949
28,770	American Campus Communities, Inc.	1,005,799
11,281	American Homes 4 Rent, Class A	303,459
13,817	AvalonBay Communities, Inc.	2,136,661
3,308	Boardwalk REIT	72,404
14,481	Camden Property Trust	1,320,957
1,631	Equity Lifestyle Properties, Inc.	101,905
23,779	Equity Residential	1,398,681
3,472	Essex Property Trust, Inc.	795,678
39,608	Invitation Homes, Inc.	1,090,408
3,787	Mid-America Apartment Communities, Inc.	434,255
2,638	UDR, Inc.	98,608

		9,074,764

Retail REITs (14.0%):
197,110	British Land Co. plc	942,342
1,420	Brixmor Property Group, Inc.	18,204
39,352	CapitaLand Mall Trust	55,500
12,935	Crombie REIT	121,974
19,449	Eurocommercial Properties NV	248,622
141,754	Hammerson plc^	140,777
45	Japan Retail Fund Investment Corp.	56,198
47,762	Klepierre	950,237
133,684	Link REIT (The)	1,090,862
112,099	Mapletree Commercial Trust	155,671
34,370	Mercialys SA	287,464
17,246	Regency Centers Corp.	791,419

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
34,289	RioCan REIT	$388,005
221,474	Scentre Group	333,396
5,242	Shaftesbury plc	34,234
43,492	Simon Property Group, Inc.	2,973,984
3,735	SmartCentres Real Estate Investment Trust	57,536
6,190	Taubman Centers, Inc.	233,734
4,823	The Macerich Co.^	43,262
11,208	Unibail-Rodamco-Westfield^	630,384
116,298	Vicinity Centres	115,294
39,574	Weingarten Realty Investors	749,136

		10,418,235

Specialized REITs (6.4%):
28,532	CubeSmart	770,079
10,295	Digital Realty Trust, Inc.	1,463,022
4,980	Extra Space Storage, Inc.	460,003
12,559	Gaming and Leisure Properties, Inc.	434,541
176,600	Keppel DC REIT	322,276
2,020	Life Storage, Inc.	191,799
5,916	Public Storage, Inc.	1,135,222
11	QTS Realty Trust, Inc., Class A	705

		4,777,647

Total Common Stocks (Cost $79,774,910)		72,281,063

Short-Term Securities Held as Collateral for Securities on Loan (2.8%):
2,100,922	BlackRock Liquidity FedFund, Institutional Class, 1.81%(b)(c)	2,100,922

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,100,922)		2,100,922

Unaffiliated Investment Companies (2.3%):
Money Markets (2.3%):
1,745,061	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(c)	1,745,061

Total Unaffiliated Investment Companies (Cost $1,745,061)		1,745,061

Total Investment Securities (Cost $83,620,893) — 102.1%		76,127,046
Net other assets (liabilities) — (2.1)%		(1,596,544)

Net Assets —100.0%		$74,530,502

Percentages indicated are based on net assets as of June 30, 2020.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $1,984,071.

†	Represents less than 0.05%.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(c)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2020:

(Unaudited)

Country	Percentage

Australia	2.5%
Austria	— %†
Bermuda	1.0%
Canada	1.5%
China	0.9%
Finland	0.3%
France	3.7%
Germany	4.4%
Hong Kong	7.4%
Ireland	0.7%
Japan	10.6%
Netherlands	0.6%
Norway	0.5%
Singapore	1.7%
Spain	1.1%
Sweden	1.1%
Switzerland	0.4%
United Kingdom	5.2%
United States	56.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$83,620,893

Investment securities, at value(a)	$76,127,046
Interest and dividends receivable	278,376
Foreign currency, at value (cost $201,497)	207,258
Receivable for capital shares issued	1,503
Reclaims receivable	106,556
Prepaid expenses	191

Total Assets	76,720,930

Liabilities:
Payable for investments purchased	14,308
Payable for collateral received on loaned securities	2,100,922
Payable for capital shares redeemed	623
Manager fees payable	47,625
Administration fees payable	1,896
Distribution fees payable	12,717
Custodian fees payable	7,572
Administrative and compliance services fees payable	40
Transfer agent fees payable	943
Trustee fees payable	387
Other accrued liabilities	3,395

Total Liabilities	2,190,428

Net Assets	$74,530,502

Net Assets Consist of:
Paid in capital	$88,690,206
Total distributable earnings	(14,159,704)

Net Assets	$74,530,502

Class 1
Net Assets	$14,806,626
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,214,594
Net Asset Value (offering and redemption price per share)	$6.69

Class 2
Net Assets	$59,723,876
Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,276,509
Net Asset Value (offering and redemption price per share)	$7.22

(a)	Includes securities on loan of $1,984,071.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends	$1,584,394
Income from securities lending	5,475
Foreign withholding tax	(79,645)

Total Investment Income	1,510,224

Expenses:
Manager fees	373,893
Administration fees	19,785
Distribution fees — Class 2	82,809
Custodian fees	25,481
Administrative and compliance services fees	517
Transfer agent fees	3,696
Trustee fees	1,575
Professional fees	1,333
Shareholder reports	3,425
Other expenses	1,404

Total expenses before reductions	513,918
Less expenses voluntarily waived/reimbursed by the Manager	(45,091)

Net expenses	468,827

Net Investment Income/(Loss)	1,041,397

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	(7,768,214)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(21,132,887)

Net realized and Change in net unrealized gains/losses on investments	(28,901,101)

Change in Net Assets Resulting From Operations	$(27,859,704)

See accompanying notes to the financial statements.

5

AZL Morgan Stanley Global Real Estate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,041,397	$2,327,513
Net realized gains/(losses) on investments	(7,768,214)	2,041,825
Change in unrealized appreciation/depreciation on investments	(21,132,887)	13,722,205

Change in net assets resulting from operations	(27,859,704)	18,091,543

Distributions to Shareholders:
Class 1	—	(682,097)
Class 2	—	(2,244,874)

Change in net assets resulting from distributions to shareholders	—	(2,926,971)

Capital Transactions:
Class 1
Proceeds from shares issued	60,051	44,075
Proceeds from dividends reinvested	—	682,097
Value of shares redeemed	(895,756)	(2,827,294)

Total Class 1 Shares	(835,705)	(2,101,122)

Class 2
Proceeds from shares issued	6,358,811	1,121,131
Proceeds from dividends reinvested	—	2,244,874
Value of shares redeemed	(9,841,963)	(12,924,267)

Total Class 2 Shares	(3,483,152)	(9,558,262)

Change in net assets resulting from capital transactions	(4,318,857)	(11,659,384)

Change in net assets	(32,178,561)	3,505,188
Net Assets:
Beginning of period	106,709,063	103,203,875

End of period	$74,530,502	$106,709,063

Share Transactions:
Class 1
Shares issued	9,652	4,859
Dividends reinvested	—	77,687
Shares redeemed	(118,266)	(315,353)

Total Class 1 Shares	(108,614)	(232,807)

Class 2
Shares issued	902,193	117,495
Dividends reinvested	—	236,551
Shares redeemed	(1,224,616)	(1,333,969)

Total Class 2 Shares	(322,423)	(979,923)

Change in shares	(431,037)	(1,212,730)

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$9.19		$8.01	$9.72	$10.05	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.21 (a)	0.29	0.28	—	(a)(b)
Net Realized and Unrealized Gains/(Losses) on Investments	(2.60)		1.26	(1.02)	0.67	0.05

Total from Investment Activities	(2.50)		1.47	(0.73)	0.95	0.05

Distributions to Shareholders From:
Net Investment Income	—		(0.29)	(0.42)	(0.43)	—
Net Realized Gains	—		—	(0.56)	(0.85)	—

Total Dividends	—		(0.29)	(0.98)	(1.28)	—

Net Asset Value, End of Period	$6.69		$9.19	$8.01	$9.72	$10.05

Total Return(c)	(27.20	)%(d)	18.53%	(7.91)%	10.00%	0.50	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$14,807		$21,342	$20,484	$25,794	$27,302
Net Investment Income/(Loss)(e)	2.74%		2.34%	2.67%	2.38%	0.13%
Expenses Before Reductions(e)(f)	1.04%		1.04%	1.02%	1.03%	1.04%
Expenses Net of Reductions(e)	0.93%		0.99%	0.97%	0.98%	1.03%
Portfolio Turnover Rate(g)	22%		24%	34%	33%	52%

Class 2

Net Asset Value, Beginning of Period	$9.93		$8.64	$10.39	$10.68	$10.51		$11.11

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.20 (a)	0.29	0.27	0.20	(a)	0.22
Net Realized and Unrealized Gains/(Losses) on Investments	(2.81)		1.35	(1.09)	0.71	0.13		(0.39)

Total from Investment Activities	(2.71)		1.55	(0.80)	0.98	0.33		(0.17)

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.39)	(0.42)	(0.16)		(0.43)
Net Realized Gains	—		—	(0.56)	(0.85)	—		—

Total Dividends	—		(0.26)	(0.95)	(1.27)	(0.16)		(0.43)

Net Asset Value, End of Period	$7.22		$9.93	$8.64	$10.39	$10.68		$10.51

Total Return(c)	(27.29	)%(d)	18.10%	(8.07)%	9.72%	3.14%		(1.34)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$59,724		$85,367	$82,720	$109,926	$115,339		$159,821
Net Investment Income/(Loss)(e)	2.45%		2.09%	2.41%	2.17%	1.84%		1.70%
Expenses Before Reductions(e)(f)	1.29%		1.29%	1.27%	1.28%	1.29%		1.29%
Expenses Net of Reductions(e)	1.18%		1.24%	1.22%	1.23%	1.29%		1.29%
Portfolio Turnover Rate(g)	22%		24%	34%	33%	52%		25%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $549 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,100,922 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Morgan Stanley Global Real Estate Fund Class 1	0.90%	1.10%

AZL Morgan Stanley Global Real Estate Fund Class 2	0.90%	1.35%

*

Effective March 1, 2020, the Manager voluntarily reduced the management fee to 0.75% on all assets. Prior to that date, the Manager voluntarily reduced the management fee to 0.85% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $363 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$40,234,761	$32,042,673	$3,629	$72,281,063
Short-Term Securities Held as Collateral for Securities on Loan	2,100,922	—	—	2,100,922
Unaffiliated Investment Companies	1,745,061	—	—	1,745,061

Total Investments	$44,080,744	$32,042,673	$3,629	$76,127,046

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Morgan Stanley Global Real Estate Fund	$17,946,912	$21,827,626

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Real Estate Investments Risk: The performance of REITs depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $96,718,739. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$13,531,808
Unrealized (depreciation)	(3,303,208)

Net unrealized appreciation/(depreciation)	$10,228,600

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2019, the Fund utilized $572,504 in CLCFs to offset capital gains.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Morgan Stanley Global Real Estate Fund	$—	$250,198	$250,198

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Morgan Stanley Global Real Estate Fund	$2,926,971	$—	$2,926,971

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Morgan Stanley Global Real Estate Fund	$3,709,438	$—	$(250,198)	$10,240,760	$13,700,000

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements, except as noted below.

On June 12, 2020, the Board approved a reorganization whereby, subject to shareholder approval, the AZL S&P 500 Index Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to approve the proposal was set for August 19, 2020, and if approved, the reorganization is expected to be completed on or about August 21, 2020.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MSCI Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 16

Statement of Operations Page 16

Statements of Changes in Net Assets Page 17

Financial Highlights Page 18

Notes to the Financial Statements Page 19

Other Information Page 24

Statement Regarding the Trust’s Liquidity Risk Management Program Page 25

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Emerging Markets Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$899.40	$3.35	0.71%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$898.10	$4.53	0.96%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,021.33	$3.57	0.71%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,020.09	$4.82	0.96%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	18.9%

Information Technology	16.7

Consumer Discretionary	15.7

Communication Services	14.7

Materials	6.8

Consumer Staples	6.4

Energy	5.9

Industrials	4.7

Health Care	4.2

Real Estate	2.5

Utilities	2.1

Total Common Stocks and Preferred Stocks	98.6

Rights	— †

Short-Term Securities Held as Collateral for Securities on Loan	0.9

Total Investment Securities	99.5

Net other assets (liabilities)	0.5

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (97.2%):
Aerospace & Defense (0.1%):
6,899	Aecc Aviation Power Co., Ltd.*	$22,916
15,085	Aselsan Elektronik Sanayi Ve Ticaret AS	71,561
7,300	Avic Aircraft Co., Ltd.	18,320
4,600	AVIC Shenyang Aircraft Co., Ltd., Class A	21,354
139,000	AviChina Industry & Technology Co., Ltd., Class H^	63,003
4,500	China Spacesat Co., Ltd., Class A*	19,633
3,628	Korea Aerospace Industries, Ltd.	72,482

		289,269

Air Freight & Logistics (0.3%):
9,147	BEST, Inc., ADR*	39,149
730	Hyundai Glovis Co., Ltd.	62,224
7,700	SF Holding Co., Ltd., Class A	59,590
3,900	Yunda Holding Co., Ltd., Class A	13,529
15,585	ZTO Express Cayman, Inc., ADR	572,126

		746,618

Airlines (0.1%):
98,000	Air China, Ltd.	58,496
65,000	China Airlines, Ltd.	18,028
39,299	China Eastern Airlines Corp., Ltd.*	23,365
50,000	China Eastern Airlines Corp., Ltd., Class H*	17,851
38,000	China Southern Airlines Co., Ltd.	27,674
82,000	China Southern Airlines Co., Ltd., Class H*^	36,214
99,676	Eva Airways Corp.	37,749
4,189	InterGlobe Aviation, Ltd.	54,532
2,231	Korean Air Lines Co., Ltd.*	32,644
28,736	Turk Hava Yollari Anonim Ortakligi*	52,544

		359,097

Auto Components (0.4%):
10,860	Bharat Forge, Ltd.	46,381
129	Bosch, Ltd.	19,530
77,000	Cheng Shin Rubber Industry Co., Ltd.	87,931
10,000	Fuyao Glass Industry Group Co., Ltd.*	29,526
12,800	Fuyao Glass Industry Group Co., Ltd., Class H*	30,521
2,479	Hankook Tire & Technology Co., Ltd.	50,784
6,919	Hanon Systems	52,103
10,400	Huayu Automotive Systems Co., Ltd.	30,597
2,823	Hyundai Mobis Co., Ltd.	450,431
31,296	Motherson Sumi Systems, Ltd.	39,530
8,300	Ningbo Joyson Electronic Corp.*	28,183

		865,517

Automobiles (1.5%):
822,800	Astra International Tbk PT	278,095
3,300	BAIC BluePark New Energy Technology Co., Ltd., Class A*	3,014
91,500	BAIC Motor Corp., Ltd., Class H	39,835
3,421	Bajaj Auto, Ltd.	128,675
124,000	Brilliance China Automotive Holdings, Ltd.	111,820
3,933	BYD Co., Ltd.	40,176
28,500	BYD Co., Ltd., Class H^	219,578
8,200	Chongqing Changan Automobile Co., Ltd., Class A	12,824
108,000	Dongfeng Motor Group Co., Ltd., Class H	64,585
564	Eicher Motors, Ltd.	137,734
2,009	Ford Otomotiv Sanayi AS	20,806
214,000	Geely Automobile Holdings, Ltd.	336,012
125,500	Great Wall Motor Co., Ltd., Class H	78,686

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
125,200	Guangzhou Automobile Group Co., Ltd.	$90,407
4,024	Hero MotoCorp, Ltd.	136,411
6,113	Hyundai Motor Co., Ltd.	502,466
1,155	Hyundai Motor Co., Ltd.	53,434
10,962	Kia Motors Corp.	295,610
30,039	Mahindra & Mahindra, Ltd.	204,218
4,761	Maruti Suzuki India, Ltd.	370,088
33,235	NIO, Inc., ADR*^	256,574
26,000	SAIC Motor Corp., Ltd.	62,765
65,884	Tata Motors, Ltd.*	85,825

		3,529,638

Banks (12.2%):
29,428	Absa Group, Ltd.	144,642
115,432	Abu Dhabi Commercial Bank	156,909
194,200	Agricultural Bank of China, Ltd.*	92,635
1,073,000	Agricultural Bank of China, Ltd., Class A	432,418
139,318	Akbank T.A.S.*	123,713
50,825	Al Rajhi Bank	767,396
39,535	Alinma Bank*	153,362
89,500	AMMB Holdings Berhad	65,234
25,089	Arab National Bank	127,169
84,432	Axis Bank, Ltd.	460,342
57,224	Banco Bradesco SA	199,545
1,862,909	Banco de Chile	164,528
1,798	Banco de Credito e Inversiones	61,111
33,971	Banco do Brasil SA	200,870
18,727	Banco Santander Brasil SA	96,507
2,964,227	Banco Santander Chile	121,328
12,806	Bancolombia SA	81,855
16,148	Bancolombia SA	106,226
19,119	Bandhan Bank, Ltd.*	82,011
23,500	Bangkok Bank Public Co., Ltd.	81,518
18,699	Bank AlBilad	110,344
19,448	Bank Al-Jazira	58,625
786,900	Bank Mandiri Persero Tbk PT	274,341
75,300	Bank of Beijing Co., Ltd., Class A	52,054
3,150,000	Bank of China, Ltd.*	1,165,010
127,900	Bank of China, Ltd., Class A*	62,832
121,799	Bank of Communications Co., Ltd., Class A	88,162
304,000	Bank of Communications Co., Ltd., Class H	187,200
20,000	Bank of Hangzhou Co., Ltd.	25,147
55,800	Bank of Jiangsu Co., Ltd.	44,604
39,000	Bank of Nanjing Co., Ltd.	40,299
17,600	Bank of Ningbo Co., Ltd.	65,407
55,170	Bank of Shanghai Co., Ltd., Class A	64,616
43,656	Bank of the Philippine Islands	63,535
7,141	Bank Pekao SA	97,166
22,647	Banque Saudi Fransi	172,498
81,114	BDO Unibank, Inc.	160,071
9,341	BNK Financial Group, Inc.	38,816
2,118	Capitec Bank Holdings, Ltd.	104,810
199,090	Chang Hwa Commercial Bank	130,390
369,000	China Citic Bank Co., Ltd.	161,061
17,600	China Citic Bank Corp., Ltd.	12,786
3,941,000	China Construction Bank	3,184,723
32,600	China Construction Bank Corp.	29,018
526,000	China Development Financial Holding Corp.	168,349

See accompanying notes to the financial statements.

2

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
122,500	China Everbright Bank Co., Ltd.	$61,810
99,000	China Everbright Bank Co., Ltd., Class H	37,197
53,944	China Merchants Bank Co., Ltd.	257,344
155,000	China Merchants Bank Co., Ltd.	713,912
222,800	China Minsheng Banking Corp., Ltd.	153,053
104,500	China Minsheng Banking Corp., Ltd., Class A	83,576
125,000	Chongqing Rural Commercial Bank Co., Ltd.	49,380
222,300	CIMB Group Holdings Berhad	186,120
77,279	Commercial Bank of Qatar Qsc (The)	80,710
56,946	Commercial International Bank Egypt SAE	228,448
2,882	Credicorp, Ltd.	385,237
709,000	CTBC Financial Holding Co., Ltd.	488,067
88,063	Dubai Islamic Bank	91,668
445,502	E.Sun Financial Holding Co., Ltd.	418,761
46,361	Emirates NBD Bank PJSC	112,247
115,739	First Abu Dhabi Bank PJSC	357,978
426,417	First Financial Holdings Co., Ltd.	326,709
109,643	Grupo Financiero Banorte SAB de C.V.*	380,378
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	40,413
12,569	Habib Bank, Ltd.	7,263
12,361	Hana Financial Holdings Group, Inc.	281,385
25,700	Hong Leong Bank Berhad	84,850
15,800	Hong Leong Financial Group Berhad	48,631
341,160	Hua Nan Financial Holdings Co., Ltd.	230,824
26,900	Huaxia Bank Co., Ltd., Class A	23,225
197,345	ICICI Bank, Ltd.	914,848
143,100	Industrial & Commercial Bank of China, Ltd., Class A	100,555
2,459,000	Industrial & Commercial Bank of China, Ltd., Class H	1,489,459
54,200	Industrial Bank Co., Ltd.*	120,461
8,902	Industrial Bank of Korea (IBK)	60,459
178,741	Itausa – Investimentos Itau S.A.	315,259
53,300	Kasikornbank Public Co., Ltd.	161,164
19,600	Kasikornbank Public Co., Ltd.	59,265
16,698	KB Financial Group, Inc.	477,458
2,004	Komercni Banka AS*	46,631
114,800	Krung Thai Bank	38,296
164,701	Malayan Banking Bhd	289,975
150,977	Masraf Al Rayan	158,463
792	mBank SA*	46,040
29,363	MCB Bank, Ltd.	28,414
445,000	Mega Financial Holdings Co., Ltd.	465,432
89,092	Metropolitan Bank & Trust	66,299
24,321	Moneta Money Bank AS	54,975
57,706	National Commercial Bank	573,447
14,993	Nedcor, Ltd.	88,188
9,520	OTP Bank Nyrt*	334,102
51,000	Ping An Bank Co., Ltd., Class A	91,876
386,000	Postal Savings Bank of China Co., Ltd., Class H	221,873
36,596	Powszechna Kasa Oszczednosci Bank Polski SA	211,994
386,100	PT Bank Central Asia Tbk	774,048
302,700	PT Bank Negara Indonesia Tbk	97,669
2,349,000	PT Bank Rakyat Indonesia Tbk	504,097
117,400	Public Bank Berhad	454,440
27,221	Qatar International Islamic Bank QSC	60,772
44,437	Qatar Islamic Bank	192,626
181,892	Qatar National Bank	869,841
59,900	RHB Bank Bhd	67,375

Shares		Fair Value
Common Stocks, continued
Banks, continued
55,731	Riyad Bank	$250,676
40,410	Samba Financial Group	289,475
1,058	Santander Bank Polska SA*	46,897
437,913	Sberbank of Russia	1,247,540
141,724	Shanghai Commercial & Savings Bank, Ltd. (The)	218,213
88,300	Shanghai Pudong Development Bank Co., Ltd.*	131,633
19,287	Shinhan Financial Group Co., Ltd.	460,807
39,600	Siam Commercial Bank Public Co., Ltd.	92,979
448,800	SinoPac Financial Holdings Co., Ltd.	164,702
53,102	Standard Bank Group, Ltd.	319,770
74,165	State Bank of India*	175,579
410,580	Taishin Financial Holding Co., Ltd.	185,392
214,863	Taiwan Business Bank	78,479
395,876	Taiwan Cooperative Financial Holding Co., Ltd.	277,880
29,175	The Saudi British Bank	177,300
858,486	TMB Bank pcl	29,228
84,640	Turkiye Garanti Bankasi AS*	104,573
75,100	Turkiye Is Bankasi AS, Class C*	61,206
18,589	VTB Bank PJSC, GDR*	17,416
112,678,346	VTB Bank PJSC*	55,276
22,157	Woori Financial Group, Inc.	164,164
100,695	Yapi ve Kredi Bankasi AS*	35,884

		29,431,239

Beverages (1.4%):
195,299	Ambev SA Com Npv	507,895
1,645	Anadolu Efes Biracilik ve Malt Sanayii AS	5,123
1,900	Anhui Gujing Distillery Co., Ltd., Class A*	40,382
3,000	Anhui Gujing Distillery Co., Ltd., Class B*	32,253
4,100	Anhui Kouzi Distillery Co., Ltd.	29,520
18,016	Arca Continental SAB de C.V.	78,990
17,696	Becle SAB de CV	34,084
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	29,826
7,400	Carlsberg Brewery Malaysia Berhad	43,146
60,000	China Resources Beer Holdings Co., Ltd.	334,877
200	Chongqing Brewery Co., Ltd., Class A	2,065
23,712	Coca-Cola Femsa S.A.B de C.V.	103,829
7,901	Compania Cervecerias Unidas SA	56,930
18,288	Embotelladora Andina SA	44,779
82,278	Fomento Economico Mexicano S.A.B. de C.V.	510,193
6,500	Fraser & Neave Holdings Bhd	49,338
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	15,823
4,900	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	72,878
3,172	Kweichow Moutai Co., Ltd.	656,457
5,200	Luzhou Laojiao Co., Ltd.	67,033
23,700	Osotspa pcl	29,396
3,300	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	67,684
2,600	Tsingtao Brewery Co., Ltd., Class A	28,136
18,000	Tsingtao Brewery Co., Ltd., Class H	133,670
11,271	United Spirits, Ltd.*	88,819
9,900	Wuliangye Yibin Co., Ltd., Class A	239,693

		3,302,819

Biotechnology (0.8%):
51,000	3SBio, Inc.*	64,965

See accompanying notes to the financial statements.

3

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
4,500	Beijing Tiantan Biological Products Corp., Ltd., Class A*	$28,913
600	BGI Genomics Co., Ltd.*	13,213
10,381	Biocon, Ltd.	53,782
3,893	Celltrion, Inc.*	997,600
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A*	45,329
1,152	Helixmith Co., Ltd.*	59,022
6,370	Hualan Biological Engineering, Inc., Class A	45,304
39,000	Innovent Biologics, Inc.*	289,677
14	Legend Biotech Corp., ADR*	606
21,600	Shanghai Raas Blood Products Co., Ltd.*	25,924
2,500	Shenzhen Kangtai Biological Products Co., Ltd., Class A	57,347
4,000	Walvax Biotechnology Co., Ltd., Class A	29,707
2,191	Zai Lab, Ltd., ADR*	179,947

		1,891,336

Building Products (0.0%†):
3,000	Beijing New Building Materials plc	9,052
53,000	China Lesso Group Holdings, Ltd.	68,810

		77,862

Capital Markets (1.4%):
84,932	B3 SA- Brasil Bolsa Balcao	860,536
8,820	Banco BTG Pactual SA	124,095
68,300	Bangkok Commercial Asset Management pcl, Class R	53,812
17,800	Caitong Securities Co., Ltd.	25,627
410,000	China Cinda Asset Management Co., Ltd., Class H	80,484
48,000	China Everbright, Ltd.	69,564
164,000	China Galaxy Securities Co.*	88,753
327,000	China Huarong Asset Management Co., Ltd., Class H	33,129
54,400	China International Capital Corp., Ltd.*^	106,952
24,800	China Merchants Securities Co., Ltd.	76,637
29,100	Citic Securities Co., Ltd., Class A	98,688
82,000	Citic Securities Co., Ltd., Class A	155,320
8,700	CSC Financial Co., Ltd., Class A	48,487
19,440	East Money Information Co., Ltd., Class A	55,091
16,200	Everbright Securities Co., Ltd.	36,603
20,100	Founder Securities Co., Ltd., Class A	20,136
54,800	GF Securities Co., Ltd.	58,739
15,400	GF Securities Co., Ltd., Class A	30,602
12,599	Guosen Securities Co., Ltd., Class A	20,043
30,400	Guotai Junan Securities Co., Ltd.	73,853
13,800	Guotai Junan Securities Co., Ltd.	19,219
114,000	Haitong Securities Co., Ltd.	92,183
28,600	Haitong Securities Co., Ltd.	50,646
1,835	HDFC Asset Management Co., Ltd.	60,470
2,100	Hithink RoyalFlush Information Network Co., Ltd., Class A	39,250
23,600	Huatai Securities Co., Ltd., Class A	62,444
62,800	Huatai Securities Co., Ltd., Class H	100,068
24,300	Industrial Securities Co., Ltd.	23,549
1,625	Korea Investment Holdings Co., Ltd.	60,089
10,139	Meritz Securities Co., Ltd.	25,826
13,132	Mirae Asset Daewoo Co., Ltd.	73,841
6,300	Nanjing Securities Co., Ltd.	12,618
2,777	NH Investment & Securities Co., Ltd.	19,310
1,631	Noah Holdings, Ltd., ADR*	41,542
20,500	Orient Securities Co., Ltd./China	27,388
15,700	Pacific Securities Co. Ltd (The), Class A*	7,041

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,890	Reinet Investments SCA	$103,410
2,406	Samsung Securities Co., Ltd.	53,323
8,000	SDIC Capital Co., Ltd., Class A	14,411
69,900	Shenwan Hongyuan Group Co., Ltd.*	49,734
58,293	The Moscow Exchange	92,719
26,100	Tianfeng Securities Co., Ltd., Class A	22,381
367,000	Yuanta Financial Holding Co., Ltd.	216,502
16,400	Zheshang Securities Co., Ltd.	22,833

		3,407,948

Chemicals (2.3%):
4,207	Advanced Petrochemical Co.	59,689
12,294	Asian Paints, Ltd.	276,484
9,301	Berger Paints India, Ltd.	61,239
147,000	Formosa Chemicals & Fibre Corp.	376,291
159,000	Formosa Plastics Corp.	471,151
4,017	Hanwha Chemical Corp.	65,224
13,400	Hengli Petrochemical Co., Ltd.	26,541
21,292	Hengyi Petrochemical Co., Ltd., Class A	27,435
60,600	Indorama Ventures pcl	54,549
940	Kumho Petrochemical Co., Ltd.	58,745
1,865	LG Chem, Ltd.	770,573
379	LG Chem, Ltd.	79,856
716	Lotte Chemical Corp.	99,369
184,769	Mesaieed Petrochemical Holding Co.	102,555
218,000	Nan Ya Plastics Corp.	476,057
16,206	National Industrialization Co.*	45,139
39,450	Orbia Advance Corp SAB de CV	58,336
99,000	Petronas Chemicals Group Berhad	144,288
6,230	PhosAgro, GDR	76,839
5,243	Pidilite Industries, Ltd.	95,762
1,233,300	PT Barito Pacific Tbk*	101,400
90,600	PTT Global Chemical Public Co., Ltd.	135,892
12,900	Rongsheng Petro Chemical Co., Ltd., Class A	22,442
16,532	Sahara International Petrochemical Co.	63,585
23,405	Sasol, Ltd.*	179,054
8,038	Saudi Arabian Fertilizer Co.	159,713
36,868	Saudi Basic Industries Corp.	866,487
9,924	Saudi Industrial Investment Group	53,482
25,640	Saudi Kayan Petrochemical Co.*	56,096
2,000	Shanghai Putailai New Energy Technology Co., Ltd., Class A	29,307
156,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	37,376
4,584	Sociedad Quimica y Minera de Chile SA	119,333
760	Tianqi Lithium Corp., Class A*	2,469
22,216	UPL, Ltd.*	125,473
9,000	Wanhua Chemical Group Co., Ltd.	63,664
8,939	Yanbu National Petrochemical Co.	122,096
14,800	Zhejiang Longsheng Group Co., Ltd., Class A*	26,855

		5,590,846

Commercial Services & Supplies (0.2%):
17,750	A-Living Services Co., Ltd., Class H	89,570
177,222	China Everbright International, Ltd.	93,617
57,000	Country Garden Services Holdings Co., Ltd.	265,065
44,000	Greentown Service Group Co., Ltd.	52,206
588	S1 Corp.	41,935
2,200	Shanghai M&G Stationery, Inc., Class A	16,990

		559,383

See accompanying notes to the financial statements.

4

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.2%):
20,000	Accton Technology Corp.	$154,261
35,000	BYD Electronic International Co., Ltd.	80,216
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	23,039
1,175	KMW Co., Ltd.*	62,599
1,400	Shenzhen Sunway Communication Co., Ltd., Class A	10,508
1,800	Yealink Network Technology Corp., Ltd., Class A	17,384
8,300	ZTE Corp.*	46,801
33,000	ZTE Corp., Class H	101,085

		495,893

Construction & Engineering (0.5%):
195,000	China Communications Construction Co., Ltd.	109,789
42,098	China Railway Construction Corp., Ltd., Class A	49,689
68,500	China Railway Construction Corp., Ltd., Class H	53,876
118,000	China Railway Group, Ltd.	60,944
85,500	China Railway Group, Ltd., Class A	60,494
134,200	China State Construction Engineering Corp., Ltd.	90,181
90,000	China State Construction International Holdings, Ltd.	52,553
1,147	Daelim Industrial Co., Ltd.	79,214
9,015	Daewoo Engineering & Construct*	26,011
75,400	Gamuda Berhad	64,459
2,296	GS Engineering & Construction Corp.	47,453
3,197	Hyundai Engineering & Construction Co., Ltd.	88,801
114,300	IJM Corporation Berhad	48,631
19,466	Larsen & Toubro, Ltd.	243,579
71,700	Metallurgical Corp. of China, Ltd.	25,457
91,700	Power Construction Corp. of China, Ltd.	44,755
5,657	Samsung Engineering Co., Ltd.*	58,466
67,500	Sinopec Engineering Group Co., Ltd.	28,807

		1,233,159

Construction Materials (1.1%):
31,843	Ambuja Cements, Ltd.	82,175
12,400	Anhui Conch Cement Co., Ltd., Class A	92,834
47,000	Anhui Conch Cement Co., Ltd., Class H	316,132
93,000	Asia Cement Corp.	137,233
25,400	BBMG Corp.	11,032
3,700	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	21,269
615,665	Cemex SAB de C.V.	173,615
162,000	China National Buildings Material Co., Ltd.	172,688
102,000	China Resources Cement Holdings, Ltd.	125,899
11,216	Grasim Industries, Ltd.	92,324
8,000	Huaxin Cement Co., Ltd.*	26,839
995	POSCO Chemical Co., Ltd.	62,928
70,800	PT Indocement Tunggal Prakarsa Tbk*	58,840
112,100	PT Semen Indonesia (Persero) Tbk	75,977
3,423	Saudi Cement Co.	48,397
368	Shree Cement, Ltd.	113,249
188,925	Taiwan Cement Corp.	273,270
33,000	The Siam Cement Public Co., Ltd.	394,981
4,720	Ultra Tech Cement, Ltd.	245,048

		2,524,730

Consumer Finance (0.2%):
7,574	Bajaj Finance, Ltd.	287,424
29,000	Krungthai Card pcl	28,506
28,300	Muangthai Capital pcl, Class R	47,809
1,493	Samsung Card Co., Ltd.	33,937

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
3,573	Shriram Transport Finance	$32,961
27,700	Srisawad Corp pcl*	46,830

		477,467

Containers & Packaging (0.0%†):
26,483	Klabin SA	99,021
1,500	Yunnan Energy New Material Co., Ltd.	14,054

		113,075

Diversified Consumer Services (0.9%):
19,000	China East Education Holdings, Ltd.	34,409
25,000	China Education Group Holdings, Ltd.	40,350
48,000	China Yuhua Education Corp., Ltd.	39,337
70,479	Cogna Educacao	85,681
1,253	GSX Techedu, Inc., ADR*^	75,167
9,500	Koolearn Technology Holding, Ltd.*^	38,170
5,894	New Oriental Education & Technology Group, Inc., ADR*	767,576
5,500	Offcn Education Technology Co., Ltd., Class A	21,589
15,906	TAL Education Group, ADR*	1,087,653

		2,189,932

Diversified Financial Services (0.7%):
11,710	Ayala Corp.	182,872
51,264	Chailease Holding Co., Ltd.	216,524
84,000	Far East Horizon, Ltd.	71,374
197,132	FirstRand, Ltd.	432,330
251,000	Fubon Financial Holdings Co., Ltd.	372,831
12,163	Grupo de Inversiones Suramericana SA	60,382
5,923	GT Capital Holdings, Inc.	54,305
32,091	Haci Omer Sabanci Holding AS	43,310
431,800	Metro Pacific Investments Corp.	32,276
4,529	PSG Group, Ltd.	41,332
31,853	REC, Ltd.	45,653
21,246	Remgro, Ltd.	122,331

		1,675,520

Diversified Telecommunication Services (1.4%):
16,641	Bharti Infratel, Ltd.	48,878
98,000	China Communications Services Corp., Ltd.	61,021
582,000	China Telecom Corp., Ltd., Class H	163,151
1,786,000	China Tower Corp., Ltd., Class H	316,105
254,000	China Unicom Hong Kong, Ltd.	137,493
149,000	Chunghwa Telecom Co., Ltd.	590,776
74,013	Emirates Telecommunications Group Co. PJSC	333,095
9,630	Hellenic Telecommunications Organization SA (OTE)	131,160
8,786	LG Uplus Corp.	89,791
34,613	Ooredoo Qsc	62,093
22,338	Orange Polska SA*	35,151
2,091,700	PT Telekomunikasi Indonesia Tbk	449,259
24,368	Saudi Telecom Co.	643,506
5,248	Telecom Argentina SA, ADR	46,970
18,549	Telefonica Brasil	163,854
37,500	Telekom Malaysia Berhad	36,504
494,000	True Corp. pcl	54,452

		3,363,259

Electric Utilities (0.8%):
16,733	Centrais Eletricas Brasileiras S.A	95,403
8,926	Centrais Eletricas Brasileiras S.A	52,927

See accompanying notes to the financial statements.

5

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
6,478	CEZ AS	$138,436
43,108	Companhia Energetica de Minas Gerais	87,370
7,090	CPFL Energia SA*	39,980
1,367,797	ENEL Americas SA	206,611
1,011,183	ENEL Chile SA	75,632
6,011	Energisa SA	54,171
32,737	Equatorial Energia SA	139,806
1,337,191	Inter Rao Ues PJSC	91,113
18,686	Interconexion Electrica SA ESP	93,561
10,883	Korea Electric Power Corp., Ltd.*	177,750
9,400	Manila Electric Co.	50,748
25,730	PGE SA*	44,695
76,002	Power Grid Corp. of India, Ltd.	176,931
34,447	Saudi Electricity Co.	143,503
93,400	Tenega Nasional Berhad	253,859

		1,922,496

Electrical Equipment (0.3%):
6,100	Contemporary Amperex Technology Co., Ltd., Class A	150,541
33,350	Elswedy Cables Holding Co.	13,768
3,801	Eve Energy Co., Ltd., Class A	25,744
9,805	Havells India, Ltd.	75,318
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A	20,254
17,559	Luxshare Precision Industry Co., Ltd.	127,635
12,400	Nari Technology Co., Ltd.	35,525
138,000	Shanghai Electric Group Co., Ltd., Class H*	39,324
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	23,330
27,400	Xinjiang Goldwind Science & Technology Co., Ltd.	23,598
6,600	Zhejiang Chint Electrics Co., Ltd., Class A	24,685
19,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H	50,838

		610,560

Electronic Equipment, Instruments & Components (2.4%):
30,000	AAC Technologies Holdings, Inc.^	183,679
346,000	AU Optronics Corp.	108,323
3,300	AVIC Jonhon Optronic Technology Co., Ltd., Class A	19,095
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	16,464
54,000	China Railway Signal & Communication Corp., Ltd.	23,301
83,000	Delta Electronics, Inc.	473,769
9,699	Foxconn Industrial Internet Co., Ltd., Class A	20,793
46,000	Foxconn Technology Co., Ltd.	87,915
12,300	GoerTek, Inc., Class A	51,117
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	29,567
23,500	Hangzhou Hikvision Digital	101,365
516,000	Hon Hai Precision Industry Co., Ltd.	1,506,576
324,000	Innolux Corp.	86,518
25,500	Kingboard Holdings, Ltd.	66,212
55,500	Kingboard Laminates Holdings, Ltd.	55,693
4,000	Largan Precision Co., Ltd.	552,172
5,700	Lens Technology Co., Ltd., Class A	22,767
8,822	LG Display Co., Ltd.*	84,236
549	LG Innotek Co., Ltd.	80,637
19,600	Lingyi iTech Guangdong Co., Class A*	29,490
1,200	NAURA Technology Group Co., Ltd., Class A	29,028
4,200	OFILM Group Co., Ltd., Class A*	10,989
2,343	Samsung Electro-Mechanics Co., Ltd., Series L	254,249
2,269	Samsung SDI Co., Ltd.	693,958

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,800	Shengyi Technology Co., Ltd., Class A	$15,851
1,820	Shennan Circuits Co., Ltd., Class A	43,154
30,200	Sunny Optical Technology Group Co., Ltd.	481,966
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	29,684
55,000	Synnex Technology International Corp.	77,576
14,000	Tianma Microelectronics Co., Ltd., Class A	30,428
2,800	Tunghsu Optoelectronic Technology Co., Ltd.	1,058
4,500	Unisplendour Corp., Ltd., Class A*	27,495
13,000	Walsin Technology Corp.	78,647
1,700	Wingtech Technology Co., Ltd.*	30,552
69,960	WPG Holdings, Ltd.	92,901
7,140	Wuhan Guide Infrared Co., Ltd.	29,576
1,500	WUS Printed Circuit Kunshan Co., Ltd., Class A	5,330
1,700	Wuxi Lead Intelligent Equipment Co., Ltd., Class A*	11,117
10,377	Yageo Corp.	133,599
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	25,008
26,000	Zhen Ding Technology Holding, Ltd.	112,937

		5,814,792

Energy Equipment & Services (0.1%):
72,000	China Oilfield Services, Ltd.	64,765
153,400	Dialog Group Berhad	130,049

		194,814

Entertainment (1.3%):
500,000	Alibaba Pictures Group, Ltd.*	66,500
3,970	Bilibili, Inc., ADR*^	183,890
2,814	CD Projekt SA*	280,829
400	G-Bits Network Technology Xiamen Co., Ltd.	31,021
2,528	HUYA, Inc., ADR*^	47,198
8,880	IQIYI, Inc., ADR*^	205,928
4,000	Mango Excellent Media Co., Ltd., Class A*	36,903
667	Ncsoft Corp.	497,592
3,327	NetEase, Inc., ADR	1,428,548
874	Netmarble Corp.*	73,475
281	Pearl Abyss Corp.*	51,158
4,700	Perfect World Co., Ltd., Class A*	38,330
14,596	Tencent Music Entertainment Group, ADR*	196,462
2,100	Wanda Film Holding Co., Ltd.*	4,518
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	31,785
12,800	Zhejiang Century Huatong Group Co., Ltd., Class A*	27,727

		3,201,864

Equity Real Estate Investment Trusts (0.1%):
120,342	Fibra UNO Amdinistracion SA	95,576
111,747	Growthpoint Properties, Ltd.	85,960

		181,536

Food & Staples Retailing (1.5%):
1,612	Abdullah Al Othaim Markets Co.	48,065
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	50,610
6,566	Avenue Supermarts, Ltd.*	199,934
51,500	Berli Jucker pcl	65,865
376	BGF Retail Co., Ltd.	43,437
13,748	Bid Corp., Ltd.	224,640
19,206	BIM Birlesik Magazalar AS	190,796
53,777	Cencosud SA	75,336
6,328	Cia Brasileira de Distribuicao	82,609

See accompanying notes to the financial statements.

6

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
10,711	Clicks Group, Ltd.^	$129,849
243,200	CP All pcl	533,376
2,270	Dino Polska SA*	115,096
836	E-Mart Co., Ltd.	73,934
1,004	GS Retail Co., Ltd.	30,651
14,727	Magnit PJSC, GDR	190,994
11,293	Pickn Pay Stores, Ltd.	33,187
24,000	President Chain Store Corp.	241,125
33,800	Puregold Price Club, Inc.	31,608
8,477	Raia Drogasil SA	172,465
19,727	Shoprite Holdings, Ltd.	121,243
100,000	Sun Art Retail Group, Ltd.	170,752
7,932	The Spar Group, Ltd.	78,454
211,693	Wal-Mart de Mexico SAB de C.V.	508,065
5,166	X5 Retail Group NV, GDR	182,631
1,120	Yifeng Pharmacy Chain Co., Ltd., Class A	14,414
25,700	Yonghui Superstores Co., Ltd.	34,099

		3,643,235

Food Products (2.0%):
10,098	Almarai Co. JSC	140,186
7,000	Beijing Dabeinong Technology Group Co., Ltd.	9,022
21,374	BRF SA*	83,574
2,620	Britannia Industries, Ltd.	125,887
147,100	Charoen Pokphand Foods Public Co., Ltd.	151,349
36,000	China Feihe, Ltd.^	72,174
280,000	China Huishan Dairy Holdings Co., Ltd.*	–
116,000	China Mengniu Dairy Co., Ltd.	442,388
323	CJ CheilJedang Corp.	88,343
75,500	Dali Foods Group Co., Ltd.	45,978
6,960	Foshan Haitian Flavouring & Food Co., Ltd.	122,010
15,800	Genting Plantations Berhad	35,988
8,223	Gruma, SAB de C.V., Class B	88,764
66,895	Grupo Bimbo SAB de C.V., Series A, Class A	111,991
3,800	Guangdong Haid Group Co., Ltd., Class A	25,433
8,700	Henan Shuanghui Investment & Development Co., Ltd.	56,574
17,800	Inner Mongolia Yili Indsutrial Group Co., Ltd.	78,044
90,500	IOI Corp. Berhad	92,019
46,158	JBS SA	179,549
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A	7,692
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	12,461
2,600	Juewei Food Co., Ltd., Class A*	25,907
15,700	Kuala Lumpur Kepong Berhad	81,551
9,180	Muyuan Foodstuff Co., Ltd.	106,509
973	Nestle India, Ltd.	221,504
3,200	Nestle Malaysia Bhd	104,394
10,600	New Hope Liuhe Co., Ltd., Class A	44,541
951	Orion Corp./ Republic of Korea	106,750
84	Ottogi Corp.	39,083
20,980	PPB Group Berhad	87,203
277,800	PT Charoen Pokphand Indonesia Tbk*	109,078
116,600	PT Indofood CBP Sukses Makmur Tbk*	76,745
127,500	PT Indofood Sukses Makmur Tbk*	58,584
34,300	QL Resources Berhad	76,464
98,600	Sime Darby Plantation Bhd	114,019
17,000	Standard Foods Corp.	36,268
16,747	Tata Consumer Products, Ltd.	86,160

Shares		Fair Value
Common Stocks, continued
Food Products, continued
169,500	Thai Union Frozen Products pcl	$70,833
11,762	The Savola Group	132,075
5,794	Tiger Brands, Ltd.	59,578
82,000	Tingyi (Caymen Is) Holding Corp.	127,084
6,800	Tongwei Co., Ltd., Class A	16,818
43,000	Uni-President China Holdings, Ltd.	43,085
195,000	Uni-President Enterprises Corp.	470,687
32,810	Universal Robina Corp.	84,988
202,000	Want Want China Holdings, Ltd.	153,046
21,960	Wens Foodstuffs Group Co., Ltd.	67,412
20,000	Yihai International Holding, Ltd.	205,272

		4,775,064

Gas Utilities (0.6%):
18,500	Beijing Enterprises Holdings, Ltd.	62,217
104,400	China Gas Holdings, Ltd.	321,507
38,000	China Resources Gas Group, Ltd.	184,926
33,300	ENN Energy Holdings, Ltd.	374,007
59,757	GAIL India, Ltd.	81,521
7,975	Indraprastha Gas, Ltd.	46,768
27,034	Infraestructura Energetica Nova, SAB de C.V.	78,035
1,191	Korea Gas Corp.	26,225
31,800	Petronas Gas Berhad	125,540
548,900	PT Perusahaan Gas Negara Tbk	43,806

		1,344,552

Health Care Equipment & Supplies (0.4%):
16,000	AK Medical Holdings, Ltd.	50,945
1,100	Autobio Diagnostics Co., Ltd., Class A	25,273
64,000	Hartalega Holdings Berhad	195,576
2,280	Jafron Biomedical Co., Ltd., Class A	22,483
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	4,626
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	39,779
1,200	Ovctek China, Inc., Class A	11,770
104,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	231,085
2,500	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	108,109
61,700	Top Glove Corp. Berhad	233,421

		923,067

Health Care Providers & Services (0.6%):
13,013	Aier Eye Hospital Group Co., Ltd., Class A	80,254
383,500	Bangkok Dusit Medical Services Public Co., Ltd.	279,389
13,700	Bumrungrad Hospital pcl	51,698
2,786	Celltrion Healthcare Co., Ltd.*	251,278
8,763	Hapvida Participacoes e Investimentos SA	100,198
3,300	Huadong Medicine Co., Ltd., Class A	11,809
85,100	IHH Healthcare Berhad	109,836
11,000	Jointown Pharmaceutical Group Co., Ltd.*	28,858
70,595	Life Healthcare Group Holdings Pte, Ltd.	68,509
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	31,189
19,853	Notre Dame Intermedica Participacoes SA	248,327
41,700	Shanghai Pharmaceuticals Holding Co., Ltd.	70,083
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	4,945
55,200	Sinopharm Group Co., Series H	141,468
700	Topchoice Medical Corp., Class A*	16,514

		1,494,355

See accompanying notes to the financial statements.

7

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.3%):
152,000	Alibaba Health Information Technology, Ltd.*	$443,968
15,000	Ping An Healthcare and Technology Co., Ltd.*	227,898
10,790	Winning Health Technology Group Co., Ltd.	35,023

		706,889

Hotels, Restaurants & Leisure (0.7%):
231,900	Asset World Corp. pcl	29,031
4,900	China International Travel Service Corp., Ltd., Class A*	107,327
67,600	Genting Berhard	65,248
128,300	Genting Malaysia Berhad	76,362
32,000	Haidilao International Holding, Ltd.	136,071
5,457	Huazhu Group, Ltd., ADR	191,268
15,230	Jollibee Foods Corp.	42,979
2,830	Jubilant Foodworks, Ltd.	64,931
3,833	Kangwon Land, Inc.	69,149
101,900	Minor International pcl*	67,689
9,175	OPAP SA	87,387
1,987	Saudi Airlines Catering Co.	41,025
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	21,830
6,660	Songcheng Performance Development Co., Ltd., Class A	16,368
14,732	Yum China Holdings, Inc.	708,168

		1,724,833

Household Durables (0.3%):
7,699	Gree Electric Appliances, Inc. of Zhuhai, Class A	61,894
53,000	Haier Electronics Group Co., Ltd.	161,149
4,357	LG Electronics, Inc.	231,285
13,100	NavInfo Co., Ltd.*	30,743
7,000	Nien Made Enterprise Co., Ltd.	68,026
17,100	Qingdao Haier Co., Ltd.	43,006
70,000	Tatung Co., Ltd.*	49,742
28,400	TCL Corp., Class A	25,089
1,893	Woongjin Coway Co., Ltd.	114,458
1,600	Zhejiang Supor Co., Ltd., Class A	16,121

		801,513

Household Products (0.6%):
33,984	Hindustan Unilever, Ltd.	982,359
74,541	Kimberl- Clark de Mexico SAB de C.V.	116,390
320,100	PT Unilever Indonesia Tbk	178,079
15,000	Vinda International Holdings, Ltd.	53,554

		1,330,382

Independent Power and Renewable Electricity Producers (0.5%):
57,800	Aboitiz Power Corp.	31,408
26,100	B Grimm Power pcl	45,279
403,000	Cgn Power Co., Ltd., Class H	83,361
124,000	China Longyuan Power Group Corp.	69,471
41,500	China National Nuclear Power Co., Ltd.	23,945
185,000	China Power International Develpoment, Ltd.	34,075
70,000	China Resources Power Holdings Co.	82,719
57,200	China Yangtze Power Co., Ltd.	153,212
415,329	Colbun SA	66,279
11,400	Electricity Genera pcl	91,275
7,616	Engie Brasil Energia SA	58,956
61,000	GD Power Development Co., Ltd.*	15,931
25,400	Global Power Synergy pcl	60,530
87,800	Gulf Energy Development pcl, Class R	107,442
13,900	Huadian Power International Corp, Ltd., Class A	6,705

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
168,000	Huaneng Power International, Inc., Class H	$63,452
93,262	NTPC, Ltd.	119,075
33,400	Ratch Group pcl	67,323
20,900	SDIC Power Holdings Co., Ltd., Class A	23,173
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	28,644

		1,232,255

Industrial Conglomerates (1.1%):
77,690	Aboitiz Equity Ventures, Inc.	71,322
144,928	Alfa SAB de C.V., Class A	81,675
11,216	Bidvest Group, Ltd.	91,803
244,000	Citic, Ltd.	229,572
713	CJ Corp.	51,623
115,000	Far Eastern New Century Corp.	108,557
104,500	Fosun International, Ltd.	132,707
24,392	Grupo Carso SAB de C.V.	47,576
2,181	Hanwha Corp.	40,666
28,800	Hap Seng Consolidated Berhad	59,455
72,764	Industries Qatar Q.S.C.	153,918
113,880	JG Summit Holdings, Inc.	148,912
35,708	KOC Holdings AS	93,882
3,946	LG Corp.	233,491
935	Lotte Corp.	24,781
3,624	Samsung C&T Corp.	353,149
19,000	Shanghai Industrial Holdings, Ltd.	29,183
2,872	Siemens, Ltd.	41,789
111,900	Sime Darby Berhad	56,599
1,452	SK Holdings Co., Ltd.	355,634
9,880	SM Investments Corp.*	184,348

		2,590,642

Insurance (3.1%):
1,480	Bajaj Finserv, Ltd.	115,764
29,421	BB Seguridade Participacoes SA	147,559
2,203	Bupa Arabia For Cooperative Insurance Co.	64,208
321,137	Cathay Financial Holding Co., Ltd.	455,005
311,000	China Life Insurance Co., Ltd.	624,613
99,088	China Life Insurance Co., Ltd.*	73,011
10,000	China Life Insurance Co., Ltd.*	38,286
18,000	China Pacific Insurance Group Co., Ltd., Class A	69,403
109,200	China Pacific Insurance Group Co., Ltd., Class H	292,050
210,000	China Reinsurance Group Corp.	21,514
63,600	China Taiping Insurance Holdings Co., Ltd.	102,054
2,036	DB Insurance Co., Ltd.	72,514
18,715	Discovery, Ltd.	112,735
28,077	HDFC Life Insurance Co., Ltd.*	204,493
2,537	Hyundai Marine & Fire Insurance Co., Ltd.	48,291
7,561	ICICI Lombard General Insurance Co., Ltd.	127,628
14,231	ICICI Prudential Life Insurance Co., Ltd.	80,857
33,296	IRB Brasil Resseguros SA	67,361
50,823	Momentum Metropolitan Holdings	51,580
35,100	New China Life Insurance Co., Ltd.	117,670
4,500	New China Life Insurance Co., Ltd., Class A	28,189
198,512	Old Mutual, Ltd.	137,730
28,100	People’s Insurance Co. Group of China, Ltd. (The)	25,497
290,000	People’s Insurance Co. Group of China, Ltd. (The)	85,106
292,000	Picc Property & Casuality Co., Ltd., Class H	240,231
28,500	Ping An Insurance Group Co. of China, Ltd.	287,931

See accompanying notes to the financial statements.

8

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
244,500	Ping An Insurance Group Co. of China, Ltd.	$2,441,899
3,745	Porto Seguro SA	34,728
24,754	Powszechny Zaklad Ubezpieczen SA	181,008
39,144	Rand Merchant Investment Holdings, Ltd.	66,053
1,299	Samsung Fire & Marine Insurance Co., Ltd.	190,022
2,642	Samsung Life Insurance Co., Ltd.	98,148
76,587	Sanlam, Ltd.	260,154
16,370	SBI Life Insurance Co., Ltd.*	175,138
444,521	Shin Kong Financial Holdings Co., Ltd.	129,287
13,111	Sul America SA	108,680
2,914	The Co. for Cooperative Insurance*	55,270
11,700	Zhongan Online P&c Insurance Co., Ltd.*	57,994

		7,489,661

Interactive Media & Services (7.9%):
3,895	58.com, Inc., ADR*	210,096
2,469	Autohome, Inc., ADR	186,410
11,347	Baidu, Inc., ADR*	1,360,391
2,752	Info Edge India, Ltd.	100,761
2,257	JOYY, Inc., ADR*	199,857
2,351	Kakao Corp.	527,893
6,092	Momo, Inc., ADR	106,488
5,153	NAVER Corp.	1,155,696
2,472	Sina Corp.*	88,770
235,200	Tencent Holdings, Ltd.	15,108,180
2,211	Weibo Corp., ADR*^	74,290

		19,118,832

Internet & Direct Marketing Retail (10.0%):
77,042	Alibaba Group Holding, Ltd., ADR*	16,617,957
9,146	B2W Cia Digital*	180,071
2,123	Baozun, Inc., ADR*^	81,629
574	CJ ENM Co., Ltd.	53,257
35,182	JD.com, Inc., ADR*	2,117,253
146,200	Meituan Dianping*	3,247,669
10,431	Pinduoduo, Inc., ADR*	895,397
31,200	Tongcheng-Elong Holdings, Ltd.*	56,261
19,798	Trip.com Group, Ltd., ADR*	513,164
18,629	Vipshop Holdings, Ltd., ADR*	370,903

		24,133,561

IT Services (1.5%):
6,000	Beijing Sinnet Technology Co., Ltd.	22,134
36,926	Cielo SA	31,376
9,100	DHC Software Co., Ltd., Class A	16,123
3,296	GDS Holdings, Ltd., ADR*^	262,559
45,540	HCL Technologies, Ltd.	337,456
138,723	Infosys, Ltd.	1,353,886
30	Kingsoft Cloud Holdings, Ltd., ADR*	933
1,405	Samsung SDS Co., Ltd.	198,734
37,351	Tata Consultancy Services, Ltd.	1,033,965
18,623	Tech Mahindra, Ltd.	134,988
36,000	Travelsky Technology, Ltd., Series H	63,432
2,800	Wangsu Science & Technology Co., Ltd., Class A	3,364
47,129	Wipro, Ltd.	137,535

		3,596,485

Leisure Products (0.1%):
14,000	Giant Manufacturing Co., Ltd.	124,955
1,684	HLB, Inc.*	129,792

		254,747

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.7%):
3,299	Divi’s Laboratories, Ltd.	$99,894
42,000	Genscript Biotech Corp.	87,190
3,400	Hangzhou Tigermed Consulting Co., Ltd., Class A	49,010
701	Samsung Biologics Co., Ltd.*	455,046
4,340	WuXi AppTec Co., Ltd., Class A	59,327
10,080	WuXi AppTec Co., Ltd., Class H	131,948
38,000	Wuxi Biologics Cayman, Inc.*	696,290

		1,578,705

Machinery (0.8%):
5,000	AirTac International Group	88,215
68,000	China Conch Venture Holdings, Ltd.	287,145
72,200	China Shipbuilding Industry Co., Ltd., Class A	40,846
82,899	CRRC Corp., Ltd., Class A	65,159
196,000	CRRC Corp., Ltd., Class H	82,774
1,406	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	32,058
2,359	Doosan Bobcat, Inc.	52,297
32,000	Haitian International Holdings, Ltd.	65,161
10,482	Hiwin Technologies Corp.	103,908
462	Hyundai Heavy Industries Holdings Co., Ltd.	94,446
2,100	Jiangsu Hengli Hydraulic Co., Ltd., Class A	23,826
1,575	Korea Shipbuilding & Offshore*	116,001
21,663	Samsung Heavy Industries Co., Ltd., Class R*	108,606
26,100	Sany Heavy Industry Co., Ltd.	69,281
8,000	Shenzhen Inovance Technology Co., Ltd.	42,989
26,000	Sinotruk Hong Kong, Ltd.	67,166
35,117	WEG SA	326,873
15,600	Weichai Power Co., Ltd., Class A	30,283
80,000	Weichai Power Co., Ltd., Class H	149,251
30,200	XCMG Construction Machinery Co., Ltd.*	25,253
14,560	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	45,123
900	Zhongji Innolight Co., Ltd., Class A*	8,023
80,400	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H*	61,978

		1,986,662

Marine (0.1%):
64,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	28,605
134,000	COSCO SHIPPING Holdings Co., Ltd.*	38,588
86,835	Evergreen Marine Corp., Ltd.*	31,586
53,400	MISC Berhad	95,638
10,485	Pan Ocean Co., Ltd.*	33,708

		228,125

Media (1.6%):
3,550	Cheil Worldwide, Inc.	49,006
14,200	China Literature, Ltd.*	95,765
9,928	Cyfrowy Polsat SA	66,007
97,344	Grupo Televisa SAB*	102,220
13,390	Megacable Holdings SAB de C.V.	39,198
17,940	MultiChoice Group, Ltd.*	109,892
9,300	Nanji E-Commerce Co., Ltd., Class A	27,827
18,291	Naspers, Ltd.	3,338,428
16,600	Oriental Pearl Group Co., Ltd.	22,737
32,652	ZEE Entertainment Enterprises, Ltd.	73,835

		3,924,915

See accompanying notes to the financial statements.

9

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (3.1%):
109,837	Alrosa PAO	$99,502
200,000	Aluminum Corp. of China, Ltd.*	37,348
2,254	Anglo American Platinum, Ltd.	162,821
16,734	AngloGold Ashanti, Ltd.	491,589
57,100	Baoshan Iron & Steel Co., Ltd., Class A	36,719
83,500	China Hongqiao Group, Ltd.	37,089
58,500	China Molybdenum Co., Ltd., Class A	30,374
129,000	China Molybdenum Co., Ltd., Class H	42,165
21,400	China Northern Rare Earth Group High-Tech Co., Ltd., Class A*	28,277
490,000	China Steel Corp.	343,305
10,470	Cia de Minas Buenaventura SA, ADR	95,696
33,377	Companhia Siderurgica Nacional SA (CSN)	65,561
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.*	52,252
2,000	Ganfeng Lithium Co., Ltd.	15,165
34,542	Gold Fields	326,716
124,335	Grupo Mexico SAB de C.V., Series B, Class B	289,099
45,620	Hindalco Industries, Ltd.	89,319
3,115	Hyundai Steel Co.	53,763
33,945	Impala Platinum Holdings, Ltd.	226,849
6,689	Industrias Penoles SAB de C.V.	68,304
226,900	Inner Mongolia Baotou Steel Union Co., Ltd.	34,578
49,000	Jiangxi Copper Co., Ltd.	49,619
6,400	Jiangxi Copper Co., Ltd., Class A	12,226
35,011	JSW Steel, Ltd.	88,387
5,745	KGHM Polska Miedz SA*	131,953
364	Korea Zinc Co.	102,117
2,403	Kumba Iron Ore, Ltd.	64,207
64,500	Maanshan Iron & Steel Co., Ltd., Class A	23,539
115,534	Magnitogorsk Iron & Steel Works PJSC	60,041
2,627	MMC Norilsk Nickel PJSC	690,173
15,610	Northam Platinum, Ltd.*	104,501
52,554	Novolipetsk Steel PJSC	103,995
9,268	Polymetal International plc	181,774
1,414	Polyus PJSC	238,361
2,930	POSCO	423,722
63,900	Press Metal Aluminium Holdings Bhd	68,027
17,645	Saudi Arabian Mining Co.*	163,811
7,676	Severstal	93,212
5,800	Shandong Gold Mining Co., Ltd.	29,929
90,719	Sibanye Stillwater, Ltd.*	197,519
3,516	Southern Copper Corp.	139,831
16,508	Tata Steel, Ltd.	71,549
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	8,899
151,418	Vale SA	1,557,289
73,377	Vedanta, Ltd.	103,150
3,600	Yintai Gold Co., Ltd.	7,938
48,000	Zhaojin Mining Industry Co., Ltd., Class H	57,044
4,700	Zhejiang Huayou Cobalt Co., Ltd., Class A*	25,845
4,500	Zhongjin Gold Corp., Ltd.	5,796
70,100	Zijin Mining Group Co., Ltd.	44,120
214,000	Zijin Mining Group Co., Ltd.	101,377

		7,576,442

Multiline Retail (0.4%):
72,375	Central Retail Corp. pcl*	77,733
293	Hyundai Department Store Co., Ltd.	13,837
32,257	Lojas Renner SA	247,985

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
497	Lotte Shopping Co., Ltd.	$33,203
30,145	Magazine Luiza SA	397,243
29,155	S.A.C.I. Falabella	92,341
298	Shinsegae Department Store Co.	55,243
49,121	Woolworths Holdings, Ltd.	93,695

		1,011,280

Multi-Utilities (0.1%):
22,204	Qatar Electricity & Water Co.	96,449
131,264	YTL Corporation Berhad	25,619

		122,068

Oil, Gas & Consumable Fuels (5.9%):
24,436	Bharat Pertoleum Corp., Ltd.	121,635
11,100	China Merchants Energy Shipping Co., Ltd., Class A	9,177
76,900	China Petroleum & Chemical Corp., Class A	42,524
978,000	China Petroleum & Chemical Corp., Class H	406,859
143,000	China Shenhua Energy Co., Ltd.	223,335
10,100	China Shenhua Energy Co., Ltd.	20,438
734,000	CNOOC, Ltd.	824,375
56,505	Coal India, Ltd.	100,078
7,560	Cosan sa industria e Comercio	98,609
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	7,787
183,077	Ecopetrol SA	101,174
18,128	Empresas Copec SA	121,678
65,200	Energy Absolute Public Co., Ltd.	82,872
11,936	Exxaro Resources, Ltd.	89,720
50,000	Formosa Petrochemical Corp.	149,705
488,615	Gazprom PJSC	1,326,487
3,337	Grupa Lotos SA	50,596
1,948	GS Holdings	58,690
26,003	Hindustan Petroleum Corp., Ltd.	74,714
70,847	Indian Oil Corp., Ltd.	80,158
56,800	Inner Mongolia Yitai Coal Co., Ltd.	36,918
572,300	IRPC pcl	48,619
172,000	Kunlun Energy Co., Ltd.	112,526
17,087	LUKOIL PJSC	1,267,151
16,206	MOL Hungarian Oil And Gas plc*	96,071
2,388	Motor Oil (Hellas) Corinth Refineries SA	33,192
3,751	Novatek PJSC, GDR	532,524
46,100	Oil & Gas Development Co., Ltd.	30,309
99,978	Oil & Natural Gas Corp., Ltd.	108,840
45,900	PetroChina Co., Ltd., Class A	27,198
862,000	PetroChina Co., Ltd., Class H	284,978
159,865	Petroleo Brasileiro SA	656,843
189,217	Petroleo Brasileiro SA	749,949
11,400	Petronas Dagangan Berhad	54,547
21,431	Petronet LNG, Ltd.	73,547
12,533	Polski Koncern Naftowy Orlen SA	198,349
63,750	Polskie Gornictwo Naftowe i Gazownictwo SA	73,230
639,600	PT Adaro Energy Tbk	44,840
82,200	PT United Tractors Tbk	95,802
54,900	PTT Exploration & Production pcl	163,342
476,600	PTT pcl	583,383
19,690	Qatar Fuel QSC	87,323
10,829	Rabigh Refining & Petrochemical Co.*	38,886
117,525	Reliance Industries, Ltd.	2,656,380

See accompanying notes to the financial statements.

10

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
21,322	Rosneft Oil Co. PJSC, GDR	$106,955
25,357	Rosneft Oil Co. PJSC	128,513
47,950	Saudi Arabian Oil Co.	415,652
26,100	Shaanxi Coal Industry Co., Ltd.	26,616
2,000	Shanxi Meijin Energy Co., Ltd., Class A*	1,772
2,182	SK Innovation Co., Ltd.	241,009
1,806	S-Oil Corp.	96,388
296,404	Surgutneftegas PJSC	159,962
247,873	Surgutneftegas Prefernce	122,199
58,625	Tatneft PJSC	454,531
49,100	Thai Oil Public Co., Ltd.	70,472
4,521	Tupras-Turkiye Petrol Rafine*	59,102
28,345	Ultrapar Participacoes SA	95,818
70,000	Yanzhou Coal Mining Co.	52,342
8,881	YPF Sociedad Anonima, ADR	51,065

		14,127,754

Paper & Forest Products (0.2%):
43,569	Empresas CMPC SA	86,618
124,900	Indah Kiat Pulp & Paper Corp Tbk PT	52,578
43,000	Lee & Man Paper Manufacturing, Ltd.	23,113
67,000	Nine Dragons Paper Holdings, Ltd.	60,880
22,486	Suzano SA*	152,148

		375,337

Personal Products (0.7%):
1,363	Amorepacific Corp.	191,671
378	Amorepacific Corp.	22,511
863	Amorepacific Group	37,398
2,492	Colgate-Palmolive India, Ltd.	46,589
20,734	Dabur India, Ltd.	128,563
14,700	Godrej Consumer Products, Ltd.	135,014
27,000	Hengan International Group Co., Ltd.	211,211
60	LG Household & Health Care, Ltd.	36,362
394	LG Household & Health Care, Ltd.	440,815
16,791	Marico, Ltd.	78,694
31,181	Natura & Co. Holding SA*	228,817
1,433	Natura & Co. Holdings SA*	10,471

		1,568,116

Pharmaceuticals (1.5%):
16,178	Aspen Pharmacare Holdings, Ltd.*	133,829
1,000	Asymchem Laboratories Tianjin Co., Ltd., Class A	34,377
11,197	Aurobindo Pharma, Ltd.	114,596
900	Betta Pharmaceuticals Co., Ltd.	17,885
2,400	CanSino Biologics, Inc., Class H*	66,354
1,200	Changchun High & New Technology Industry Group, Inc., Class A	73,893
1,500	Chengdu Kanghong Pharmaceutical Group Co., Ltd.	10,496
56,000	China Medical System Holdings, Ltd.	66,033
226,000	China Pharmaceutical Enterprise & Investment Corp.	426,073
80,500	China Resources Pharmaceutical	46,620
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	48,202
14,747	Cipla, Ltd.	125,613
4,880	Dr Reddy’s Laboratories, Ltd.	256,368
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	13,300
263	Hanmi Pharm Co., Ltd.	53,229
22,000	Hansoh Pharmaceutical Group Co., Ltd.*	104,215

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
2,773	Hutchison China MediTech, Ltd., ADR*	$76,479
15,104	Hypera SA	92,504
13,656	Jiangsu Hengrui Medicine Co., Ltd.	178,282
9,370	Lupin, Ltd.	113,797
61,500	Luye Pharma Group, Ltd.	37,651
1,600	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	14,611
3,371	Piramal Enterprises, Ltd.	61,608
881,600	PT Kalbe Farma Tbk	90,627
5,856	Richter Gedeon Nyrt	121,502
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	56,861
9,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	43,098
4,800	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	21,210
282,500	Sino Biopharmaceutical, Ltd.	532,854
82,000	SSY Group, Ltd.	56,022
35,739	Sun Pharmaceutical Industries, Ltd.	224,093
1,998	Torrent Pharmaceuticals, Ltd.	62,949
1,876	Yuhan Corp.	79,417
3,600	Yunnan Baiyao Group Co., Ltd.	47,762
2,000	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	48,165
35,100	Zhejiang Conba Pharmaceutical Co., Ltd.*	27,304
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.	30,628
3,600	Zhejiang NHU Co., Ltd., Class A	14,819
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	4,403

		3,627,729

Professional Services (0.0%†):
1,148	51job, Inc., ADR*	82,415

Real Estate Management & Development (2.4%):
50,000	Agile Group Holdings, Ltd.	59,304
170,399	Aldar Properties PJSC	82,664
291,100	Ayala Land, Inc.	194,922
78,422	Barwa Real Estate Co.	65,725
38,539	BR Malls Participacoes SA	71,447
13,663	Cencosud Shopping SA	24,302
86,800	Central Pattana pcl	138,869
59,000	China Aoyuan Group, Ltd.	71,440
75,000	China Evergrande Group	196,023
9,500	China Fortune Land Development Co., Ltd.	30,839
218,000	China Jinmao Holdings Group, Ltd.	153,495
4,900	China Merchants Property Operation & Service Co., Ltd., Class A*	21,300
24,100	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	55,815
157,500	China Overseas Land & Investment, Ltd.	475,640
55,000	China Overseas Property Holdings, Ltd.	58,133
136,000	China Resources Land, Ltd.	513,917
26,600	China Vanke Co., Ltd., Class A	97,880
60,800	China Vanke Co., Ltd., Class H	191,818
140,000	CIFI Holdings Group Co., Ltd.	109,260
322,000	Country Garden Holdings Co., Ltd.	396,287
25,313	Dar Al Arkan Real Estate Development Co.*	47,940
25,683	DLF, Ltd.	50,351
18,917	Emaar Economic City*	34,308
100,129	Emaar Malls PJSC*	37,721
141,286	Emaar Properties PJSC*	106,185
6,000	Future Land Holdings Co., Ltd.*	26,522

See accompanying notes to the financial statements.

11

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
10,300	Gemdale Corp., Class A	$19,963
17,700	Greenland Holdings Corp., Ltd.	15,406
48,400	Guangzhou R&F Properties Co., Ltd., Class H	56,401
42,000	Highwealth Construction Corp.	61,866
12,500	Jinke Properties Group Co., Ltd., Class A*	14,432
116,000	Kaisa Group Holdings, Ltd.	43,770
51,000	KWG Group Holdings, Ltd.	85,525
357,000	Land & Houses Public Co., Ltd.	87,860
60,000	Logan Property Holdings Co., Ltd.	107,251
76,000	Longfor Group Holdings, Ltd.	362,002
363,000	Megaworld Corp.	22,367
15,106	Multiplan Empreendimentos Imobiliarios SA	56,955
18,566	NEPI Rockcastle plc	94,994
4,800	Poly Property Development Co., Ltd., Class H	48,373
30,600	Poly Real Estate Group Co., Ltd., Class A	63,655
61,100	Robinsons Land Corp.	21,560
19,040	Ruentex Development Co., Ltd.	32,916
84,000	Seazen Group, Ltd.	73,041
44,500	Shanghai Lujiazue	34,401
156,000	Shenzhen Investment, Ltd.	49,358
49,000	Shimao Property Holdings, Ltd.	207,657
175,500	Shui On Land, Ltd.	29,573
139,000	Sino-Ocean Group Holding, Ltd.	33,395
416,100	SM Prime Holdings, Inc.	263,261
60,000	Soho China, Ltd.*	21,081
103,000	Sunac China Holdings, Ltd.	432,061
43,000	The Wharf Holdings, Ltd.^	87,516
56,700	Xinhu Zhongbao Co., Ltd., Class A	23,904
372,000	Yuexiu Property Co., Ltd.	66,295
89,000	Yuzhou Properties Co., Ltd.	38,516
62,000	Zhenro Properties Group, Ltd.	38,810

		5,906,272

Road & Rail (0.3%):
303,300	BTS Group Holdings pcl	111,092
424	CJ Logistics Corp.*	55,512
10,239	Container Corp. of India, Ltd.	57,167
45,699	Daqin Railway Co., Ltd., Class A*	45,392
24,970	Localiza Rent a Car SA	187,877
45,706	Rumo SA*	189,054

		646,094

Semiconductors & Semiconductor Equipment (6.8%):
140,465	ASE Technology Holding Co., Ltd.	320,900
36,500	GCL System Integration Technology Co., Ltd.*	13,460
1,540	Gigadevice Semiconductor Beijing, Inc., Class A	51,412
9,000	Globalwafers Co., Ltd.	122,661
18,000	Hua Hong Semiconductor, Ltd.*	62,569
7,800	Longi Green Energy Technology Co., Ltd.	44,961
62,000	MediaTek, Inc.	1,213,472
47,000	Nanya Technology Corp.	96,827
24,000	Novatek Microelectronics Corp.	185,177
6,000	Phison Electronics Corp.	59,591
34,000	Powertech Technology, Inc.	123,039
20,000	Realtek Semiconductor Corp.	202,142
9,700	Sanan Optoelectronics Co., Ltd., Class A	34,556
138,300	Semiconductor Manufacturing International Corp.*	482,457
400	SG Micro Corp., Class A	17,142

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,400	Shenzhen Goodix Technology Co., Ltd., Class A	$44,164
3,000	Silergy Corp.	194,755
22,229	SK Hynix, Inc.	1,590,249
1,009,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,680,717
10,700	Tianjin Zhonghuan Semiconductor Co., Ltd.	34,176
10,600	Tianshui Huatian Technology Co., Ltd., Class A	20,296
2,300	Unigroup Guoxin Microelectronics Co., Ltd., Class A*	23,679
468,000	United Microelectronics Corp.	251,853
36,000	Vanguard International Semiconductor Corp.	94,780
1,300	Will Semiconductor, Ltd., Class A	37,156
15,000	Win Semiconductors Corp.	151,629
146,000	Winbond Electronics Corp.	65,847
166,000	Xinyi Solar Holdings, Ltd.	157,958

		16,377,625

Software (0.4%):
8,800	360 Security Technology, Inc., Class A	22,798
1,000	Beijing Shiji Information Technology Co., Ltd., Class A	5,523
900	China National Software & Service Co., Ltd., Class A	10,087
802	Douzone Bizon Co., Ltd.	68,643
1,355	Globant SA*	203,047
3,400	Glodon Co., Ltd., Class A	33,528
1,950	Hundsun Technologies, Inc.	29,720
8,500	Iflytek Co., Ltd.	45,022
97,000	Kingdee International Software Group Co., Ltd.	225,821
37,000	Kingsoft Corp., Ltd.^	172,329
700	Sangfor Technologies, Inc., Class A	20,495
3,400	Shanghai Baosight Software Co., Ltd.	28,423
7,150	Yonyou Network Technology Co., Ltd.	44,372

		909,808

Specialty Retail (0.5%):
247,600	Ace Hardware Indonesia Tbk PT*	26,321
2,316	FF Group*	26
381,000	GOME Retail Holdings, Ltd.*	63,468
225,000	Home Product Center Public Co., Ltd.	113,626
13,000	Hotai Motor Co., Ltd.	308,545
1,292	Hotel Shilla Co., Ltd.	77,187
2,755	Jarir Marketing Co.	107,279
3,482	Jumbo SA	62,780
9,879	Mr Price Group, Ltd.	81,403
18,364	Pepkor Holdings, Ltd.	11,643
27,899	Petrobras Distribuidora SA	110,576
17,100	Suning.com Co., Ltd., Class A*	21,160
45,000	Topsports International Holdings, Ltd.	57,871
23,000	Zhongsheng Group Holdings, Ltd.	128,341

		1,170,226

Technology Hardware, Storage & Peripherals (4.8%):
111,000	Acer, Inc.	67,262
14,199	Advantech Co., Ltd.	141,938
30,000	Asustek Computer, Inc.	219,424
80,300	BOE Technology Group Co., Ltd., Class A*	53,077
28,000	Catcher Technology Co., Ltd.	210,304
25,360	Chicony Electronics Co., Ltd.	73,167
12,500	China Greatwall Technology Group Co., Ltd., Class A	23,350
139,000	Compal Electronics, Inc.	90,589
3,100	Dawning Information Industry Co., Ltd.	16,847
60,599	Focus Media Information Technology Co., Ltd., Class A	47,696

See accompanying notes to the financial statements.

12

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
11,400	GRG Banking Equipment Co., Ltd., Class A	$20,879
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	17,500
103,000	Inventec Corp.	88,147
17,400	Legend Holdings Corp., Class H^	20,332
294,000	Lenovo Group, Ltd.	162,880
86,000	Lite-On Technology Corp.	135,608
31,000	Micro-Star International Co., Ltd.	112,736
5,000	Ninestar Corp.	23,291
81,000	Pegatron Corp.	175,375
113,000	Quanta Computer, Inc.	271,465
195,988	Samsung Electronics Co., Ltd.	8,688,338
6,100	Shenzhen Kaifa Technology Co., Ltd., Class A	18,850
112,863	Wistron Corp.	136,590
3,000	Wiwynn Corp.	81,387
431,800	Xiaomi Corp., Class B*	716,400

		11,613,432

Textiles, Apparel & Luxury Goods (0.7%):
46,000	Anta Sports Products, Ltd.	410,284
116,000	Bosideng International Holdings, Ltd.	35,965
8,220	Eclat Textile Co., Ltd.	94,964
12,500	Feng Tay Enterprise Co., Ltd.	70,344
2,419	Fila Korea, Ltd.	71,571
49,000	Formosta Taffeta Co., Ltd.	60,380
83,000	Li Ning Co., Ltd.	263,845
52	LPP SA*	79,141
236	Page Industries, Ltd.	62,465
83,000	Pou Chen Corp.	80,847
33,700	Shenzhou International Group	405,142
12,833	Titan Co., Ltd.	162,190

		1,797,138

Thrifts & Mortgage Finance (0.7%):
67,046	Housing Development Finance Corp., Ltd.	1,572,739
10,552	LIC Housing Finance, Ltd.	37,091

		1,609,830

Tobacco (0.3%):
43,949	Eastern Co. SAE	34,826
307,300	Hanjaya Mandala Sampoerna Tbk PT	35,787
144,387	ITC, Ltd.	373,436
4,899	KT&G Corp.	320,152
23,300	PT Gudang Garam Tbk	77,368

		841,569

Trading Companies & Distributors (0.0%†):
7,500	BOC Aviation, Ltd.	48,171
2,050	Posco International Corp.	24,046

		72,217

Transportation Infrastructure (0.7%):
23,909	Adani Ports & Special Economic Zone, Ltd.	110,041
179,300	Airports of Thailand Public Co., Ltd.	351,689
291,400	Bangkok Expressway & Metro	89,742
74,000	Beijing Capital International Airport Co., Ltd.	46,329
44,194	CCR SA	117,857
47,228	China Merchants Port Holdings Co., Ltd.	55,734
80,000	COSCO SHIPPING Ports, Ltd.	43,110
8,587	Grupo Aeroportuario de Sur*	95,907
15,047	Grupo Aeroporturaio del Pacifico SAB de C.V.	108,221

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
11,100	Guangzhou Baiyun International Airport Co., Ltd., Class A	$23,932
46,190	International Container Terminal Services, Inc.	95,634
64,000	Jiangsu Expressway Co., Ltd., Series H, Class H	75,171
54,700	Malaysia Airports Holdings Berhad	70,048
9,118	Promotora Y Operadora de Infraestructura SAB de CV*	65,693
3,000	Shanghai International Air	30,428
35,399	Shanghai International Port Group Co., Ltd.*	20,974
44,000	Shenzhen Expressway Co., Ltd., Class H	44,543
35,000	Shenzhen International Holdings, Ltd.	55,880
87,000	Taiwan High Speed Rail Corp.	107,500
11,315	TAV Havalimanlari Holding AS	32,009
33,400	Westports Holding Berhad	29,860
76,000	Zhejiang Expressway Co., Ltd.	53,909

		1,724,211

Water Utilities (0.2%):
130,347	Aguas Andinas SA, Class A	44,174
186,000	Beijing Enterprises Water Group, Ltd.	72,939
13,691	Cia Saneamento Basico Do Estado de Sao Paulo	145,290
124,000	Guangdong Investment, Ltd.	212,854

		475,257

Wireless Telecommunication Services (2.4%):
49,900	Advanced Info Service Public Co., Ltd.	298,808
1,362,968	America Movil SAB de C.V., Series L	874,871
128,300	Axiata Group Berhad	107,038
101,472	Bharti Airtel, Ltd.*	751,848
251,000	China Mobile, Ltd.	1,696,069
98,000	China United Network Communications, Ltd.	67,100
126,100	DIGI.com Berhad	127,469
4,626	Empresa Nacional de Telecomunicaciones SA	29,867
15,756	Etihad Etisalat Co.*	111,820
58,000	Far EasTone Telecommunications Co., Ltd.	133,591
1,005	Globe Telecom, Inc.	41,549
90,400	Intouch Holdings Public Co., Ltd.	164,785
92,900	Maxis Berhad	117,058
17,634	Mobile TeleSystems PJSC, ADR	162,056
71,262	MTN Group, Ltd.	216,897
3,620	PLDT, Inc.	90,343
790	SK Telecom Co., Ltd.	138,556
63,000	Taiwan Mobile Co., Ltd.	235,846
39,260	Tim Participacoes SA	102,533
36,500	Total Access Communication Public Co., Ltd.	46,453
40,565	Turkcell Iletisim Hizmetleri AS	97,418
25,935	Vodacom Group, Ltd.^	183,781
145,200	XL Axiata Tbk PT	28,473

		5,824,229

Total Common Stocks (Cost $192,440,890)		234,388,198

Preferred Stocks (1.4%):
Automobiles (0.0%†):
1,265	Hyundai Motor Co., Ltd., 5.40%, 6/29/20	60,418

Banks (0.7%):
178,654	Banco Bradesco SA, 0.84%, 1/3/20	680,155
197,030	Itau Unibanco Holding SA, Series S, 0.71%, 1/5/21	922,241

		1,602,396

See accompanying notes to the financial statements.

13

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Chemicals (0.0%†):
8,754	Braskem SA, Class A, 3.61%, 10/7/20	$37,385

Electric Utilities (0.0%†):
3,360	Cia Paranaense de Energia, Class B, 0.62%	37,585

Metals & Mining (0.1%):
42,438	Gerdau SA, 0.87%, 3/6/20	124,960

Multiline Retail (0.1%):
29,978	Lojas Americanas SA, 0.05%, 1/11/21	177,424

Technology Hardware, Storage & Peripherals (0.5%):
33,664	Samsung Electronics Co., Ltd., 2.26%, 3/30/20	1,314,708

Total Preferred Stocks (Cost $3,947,756)		3,354,876

Rights (0.0%†):
Airlines (0.0%†):
1,476	Korean Air Lines Co., Ltd., Expires on 7/13/20*	3,375

Hotels, Restaurants & Leisure (0.0%†):
12,426	Minor International pcl, Expires on 7/24/20*	563

Total Rights (Cost $9,196)		3,938

Shares		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.9%):
2,160,618	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	$2,160,618

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,160,618)		2,160,618

Total Investment Securities (Cost $198,558,460) — 99.5%		239,907,630
Net other assets (liabilities) — 0.5%		1,215,352

Net Assets — 100.0%		$241,122,982

Percentages indicated are based on net assets as of June 30, 2020.

ADR—American Depository Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $2,045,897.

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(b)	The rate represents the effective yield at June 30, 2020.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2020:

(Unaudited)

Country	Percentage

Argentina	— %†

Bermuda	0.2%

Brazil	5.1%

Cayman Islands	1.1%

Chile	0.6%

China	34.5%

Colombia	0.2%

Czech Republic	0.1%

Egypt	0.1%

Greece	0.1%

Hong Kong	4.8%

Hungary	0.2%

India	8.0%

Indonesia	1.5%

Luxembourg	0.1%

Malaysia	1.7%

Mexico	1.7%

Pakistan	— %†

Country	Percentage

Peru	— %†

Philippines	0.8%

Poland	0.7%

Qatar	0.8%

Republic of Korea (South)	11.6%

Romania	— %†

Russian Federation	3.2%

Saudi Arabia	2.6%

Singapore	— %†

South Africa	3.7%

Switzerland	0.1%

Taiwan, Province Of China	12.1%

Thailand	2.2%

Turkey	0.4%

United Arab Emirates	0.5%

United States	1.3%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

14

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Futures Contracts

Cash of $413,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	9/18/20	77	$3,794,945	$(6,848)

				$(6,848)

See accompanying notes to the financial statements.

15

AZL MSCI Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$198,558,460

Investment securities, at value(a)	$239,907,630
Segregated cash for collateral for futures contracts	413,000
Interest and dividends receivable	838,971
Foreign currency, at value (cost $676,297)	678,760
Receivable for investments sold	2,498,265
Reclaims receivable	40,315
Prepaid expenses	421

Total Assets	244,377,362

Liabilities:
Cash overdraft	504,737
Payable for capital shares redeemed	327,430
Payable for collateral received on loaned securities	2,160,618
Payable for variation margin on futures contracts	16,739
Accrued foreign taxes	59,199
Manager fees payable	89,100
Administration fees payable	2,898
Distribution fees payable	46,642
Custodian fees payable	16,148
Administrative and compliance services fees payable	108
Transfer agent fees payable	649
Trustee fees payable	844
Other accrued liabilities	29,268

Total Liabilities	3,254,380

Net Assets	$241,122,982

Net Assets Consist of:
Paid in capital	$193,107,124
Total distributable earnings	48,015,858

Net Assets	$241,122,982

Class 1
Net Assets	$14,506,874
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,053,981
Net Asset Value (offering and redemption price per share)	$7.06

Class 2
Net Assets	$226,616,108
Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,125,348
Net Asset Value (offering and redemption price per share)	$7.05

(a)	Includes securities on loan of $2,045,897.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends	$2,990,363
Income from securities lending	16,680
Foreign withholding tax	(300,700)

Total Investment Income	2,706,343

Expenses:
Manager fees	1,133,813
Administration fees	55,545
Distribution fees — Class 2	314,677
Custodian fees	121,890
Administrative and compliance services fees	2,299
Transfer agent fees	5,348
Trustee fees	7,124
Professional fees	6,140
Shareholder reports	9,576
Other expenses	134,077

Total expenses before reductions	1,790,489
Less expenses voluntarily waived/reimbursed by the Manager	(533,783)

Net expenses	1,256,706

Net Investment Income/(Loss)	1,449,637

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	(5,455,638)
Net realized gains/(losses) on futures contracts	(62,631)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(33,371,705)
Change in net unrealized appreciation/depreciation on futures contracts	(21,426)
Change in net unrealized appreciation/depreciation on foreign taxes	334,742

Net realized and Change in net unrealized gains/losses on investments	(38,576,658)

Change in Net Assets Resulting From Operations	$(37,127,021)

See accompanying notes to the financial statements.

16

AZL MSCI Emerging Markets Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$1,449,637	$4,942,565
Net realized gains/(losses) on investments	(5,518,269)	8,439,023
Change in unrealized appreciation/depreciation on investments	(33,058,389)	39,066,661

Change in net assets resulting from operations	(37,127,021)	52,448,249

Distributions to Shareholders:
Class 1	—	(737,246)
Class 2	—	(10,511,678)

Change in net assets resulting from distributions to shareholders	—	(11,248,924)

Capital Transactions:
Class 1
Proceeds from shares issued	39,232	152,178
Proceeds from dividends reinvested	—	737,246
Value of shares redeemed	(1,644,312)	(2,052,200)

Total Class 1 Shares	(1,605,080)	(1,162,776)

Class 2
Proceeds from shares issued	14,786,797	41,510,756
Proceeds from dividends reinvested	—	10,511,678
Value of shares redeemed	(61,175,014)	(80,726,885)

Total Class 2 Shares	(46,388,217)	(28,704,451)

Change in net assets resulting from capital transactions	(47,993,297)	(29,867,227)

Change in net assets	(85,120,318)	11,332,098
Net Assets:
Beginning of period	326,243,300	314,911,202

End of period	$241,122,982	$326,243,300

Share Transactions:
Class 1
Shares issued	5,617	21,160
Dividends reinvested	—	104,872
Shares redeemed	(244,649)	(274,606)

Total Class 1 Shares	(239,032)	(148,574)

Class 2
Shares issued	2,268,615	5,610,295
Dividends reinvested	—	1,493,136
Shares redeemed	(9,415,038)	(10,446,070)

Total Class 2 Shares	(7,146,423)	(3,342,639)

Change in shares	(7,385,455)	(3,491,213)

See accompanying notes to the financial statements.

17

AZL MSCI Emerging Markets Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$7.85		$6.99	$8.78	$6.60	$6.04	$7.35

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.15 (a)	0.16	0.12	0.06	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(0.84)		1.04	(1.50)	2.30	0.56	(1.00)

Total from Investment Activities	(0.79)		1.19	(1.34)	2.42	0.62	(0.93)

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.16)	(0.04)	(0.06)	(0.10)
Net Realized Gains	—		(0.18)	(0.29)	(0.20)	—	(0.28)

Total Dividends	—		(0.33)	(0.45)	(0.24)	(0.06)	(0.38)

Net Asset Value, End of Period	$7.06		$7.85	$6.99	$8.78	$6.60	$6.04

Total Return(b)	(10.06	)%(c)	17.55%	(15.31)%	36.97%	10.21%	(12.69)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$14,507		$17,995	$17,072	$22,883	$19,006	$20,505
Net Investment Income/(Loss)(d)	1.37%		1.97%	1.89%	1.56%	1.05%	0.86%
Expenses Before Reductions(d)(e)	1.11%		1.10%	1.03%	1.11%	1.41%	1.49%
Expenses Net of Reductions(d)	0.71%		0.70%	0.63%	0.71%	1.14%	1.33%
Portfolio Turnover Rate(f)	8%		25%	20%	19%	115%	45%

Class 2

Net Asset Value, Beginning of Period	$7.85		$6.99	$8.77	$6.60	$6.04	$7.34

Investment Activities:
Net Investment Income/(Loss)	0.04	(a)	0.12 (a)	0.14	0.10	0.04	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.84)		1.05	(1.49)	2.30	0.56	(1.00)

Total from Investment Activities	(0.80)		1.17	(1.35)	2.40	0.60	(0.95)

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.14)	(0.03)	(0.04)	(0.07)
Net Realized Gains	—		(0.18)	(0.29)	(0.20)	—	(0.28)

Total Dividends	—		(0.31)	(0.43)	(0.23)	(0.04)	(0.35)

Net Asset Value, End of Period	$7.05		$7.85	$6.99	$8.77	$6.60	$6.04

Total Return(b)	(10.19	)%(c)	17.18%	(15.46)%	36.63%	9.89%	(12.88)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$226,616		$308,248	$297,839	$351,886	$248,872	$172,238
Net Investment Income/(Loss)(d)	1.07%		1.65%	1.61%	1.35%	0.80%	0.60%
Expenses Before Reductions(d)(e)	1.36%		1.35%	1.28%	1.36%	1.64%	1.74%
Expenses Net of Reductions(d)	0.96%		0.95%	0.88%	0.96%	1.36%	1.58%
Portfolio Turnover Rate(f)	8%		25%	20%	19%	115%	45%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

18

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

19

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,628 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,160,618 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $3.3 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$—	Payable for variation margin on futures contracts*	$6,848

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

20

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(62,631)	$(21,426)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MSCI Emerging Markets Equity Index Fund Class 1	0.85%	0.85%
AZL MSCI Emerging Markets Equity Index Fund Class 2	0.85%	1.10%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager. At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,166 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

21

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$46,661,671	$187,726,527	$—	$234,388,198
Preferred Stocks+	1,979,750	1,375,126	—	3,354,876
Rights+	3,375	563	—	3,938
Short-Term Securities Held as Collateral for Securities on Loan	2,160,618	—	—	2,160,618

Total Investment Securities	50,805,414	189,102,216	—	239,907,630

Other Financial Instruments:*
Futures Contracts	(6,848)	—	—	(6,848)

Total Investments	$50,798,566	$189,102,216	$—	$239,900,782

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Emerging Markets Equity Index Fund	$21,203,416	$69,120,335

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

22

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $258,744,529. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$83,764,344
Unrealized (depreciation)	(14,910,641)

Net unrealized appreciation/(depreciation)	$68,853,703

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Emerging Markets Equity Index Fund	$4,738,622	$6,510,302	$11,248,924

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Emerging Markets Equity Index Fund	$7,095,741	$9,574,688	$—	$68,472,450	$85,142,879

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, mark-to-market of futures contracts and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

23

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® MSCI Global Equity Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Other Information Page 28

Statement Regarding the Trust’s Liquidity Risk Management Program Page 29

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MSCI Global Equity Index Fund	$1,000.00	$939.40	$3.28	0.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL MSCI Global Equity Index Fund	$1,000.00	$1,021.48	$3.42	0.68%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	21.2%

Health Care	14.1

Financials	12.6

Consumer Discretionary	10.8

Industrials	10.0

Communication Services	8.7

Consumer Staples	8.3

Materials	4.4

Utilities	3.3

Energy	3.2

Real Estate	2.9

Total Common Stocks and Preferred Stocks	99.5

Rights	— †

Short-Term Securities Held as Collateral for Securities on Loan	1.3

Total Investment Securities	100.8

Net other assets (liabilities)	(0.8)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (1.4%):
4,350	Airbus SE*	$309,515
23,736	BAE Systems plc	141,951
3,793	Boeing Co. (The)	695,257
1,996	CAE, Inc.	32,379
22	Dassault Aviation SA*	20,255
203	Elbit Systems, Ltd.	27,961
1,735	General Dynamics Corp.	259,313
333	HEICO Corp.	33,183
551	HEICO Corp., Class A	44,763
2,939	Howmet Aerospace, Inc.*	46,583
307	Huntington Ingalls Industries, Inc.	53,568
1,571	L3harris Technologies, Inc.	266,552
401	Leonardo SpA	2,653
1,815	Lockheed Martin Corp.	662,330
386	MTU Aero Engines AG*	66,706
1,148	Northrop Grumman Corp.	352,941
10,966	Raytheon Technologies Corp.	675,725
12,793	Rolls-Royce Holdings plc	45,149
2,283	Safran SA*	228,354
13,200	Singapore Technologies Engineering, Ltd.	31,331
244	Teledyne Technologies, Inc.*	75,872
1,734	Textron, Inc.	57,066
780	Thales SA	62,912
356	TransDigm Group, Inc.	157,370

		4,349,689

Air Freight & Logistics (0.5%):
6,608	Bollore, Inc.	20,723
1,012	C.H. Robinson Worldwide, Inc.	80,009
6,909	Deutsche Post AG*	252,017
1,288	Expeditors International of Washington, Inc.	97,940
1,735	FedEx Corp.	243,282
1,100	SG Holdings Co., Ltd.	35,895
5,073	United Parcel Service, Inc., Class B	564,015
691	XPO Logistics, Inc.*	53,380
2,400	Yamato Holdings Co., Ltd.	51,884

		1,399,145

Airlines (0.1%):
990	Air Canada*	12,362
1,000	ANA Holdings, Inc.^	22,745
1,221	Delta Air Lines, Inc.	34,249
1,823	Deutsche Lufthansa AG, Registered Shares*^	18,267
1,000	Japan Airlines Co., Ltd.	18,028
5,225	Qantas Airways, Ltd.	13,684
7,150	Singapore Airlines, Ltd.	19,289
1,013	Southwest Airlines Co.	34,624

		173,248

Auto Components (0.4%):
1,200	Aisin Sieki Co., Ltd.	34,975
1,809	Aptiv plc	140,957
624	Autoliv, Inc.	40,254
1,542	BorgWarner, Inc.	54,433
3,800	Bridgestone Corp.^	122,283
1,267	Compagnie Generale des Establissements Michelin SCA, Class B*	131,245
845	Continental AG*	82,528
3,200	Denso Corp.	124,854

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
608	Faurecia SA*	$23,703
800	Koito Manufacturing Co., Ltd.	32,208
442	Lear Corp.	48,187
2,242	Magna Internationl, Inc.	99,861
800	NGK Spark Plug Co., Ltd.	11,463
4,305	Pirelli & C SpA*	18,232
600	Stanley Electric Co., Ltd.	14,451
5,700	Sumitomo Electric Industries, Ltd.	65,571
700	Sumitomo Rubber Industries, Ltd.^	6,896
300	Toyoda Gosei Co., Ltd.	6,242
1,100	Toyota Industries Corp.	58,249
1,787	Valeo SA	46,805
1,100	Yokohama Rubber Co., Ltd. (The)^	15,460

		1,178,857

Automobiles (1.3%):
2,440	Bayerische Motoren Werke AG (BMW)	155,437
5,896	Daimler AG, Registered Shares*	238,966
911	Ferrari NV	155,217
7,910	Fiat Chrysler Automobiles NV*	79,340
28,727	Ford Motor Co.	174,660
8,744	General Motors Co.	221,223
11,600	Honda Motor Co., Ltd.^	296,604
4,200	Isuzu Motors, Ltd.	37,933
4,500	Mazda Motor Corp.	26,985
3,000	Mitsubishi Motors Corp.	7,405
17,900	Nissan Motor Co., Ltd.	66,310
4,372	PSA Peugeot Citroen SA*	70,963
1,438	Renault SA*	36,396
4,600	Subaru Corp.	95,675
2,700	Suzuki Motor Corp.	91,624
1,063	Tesla, Inc.*	1,147,838
15,200	Toyota Motor Corp.	953,654
236	Volkswagen AG*	37,876
2,100	Yamaha Motor Co., Ltd.	32,907

		3,927,013

Banks (5.4%):
3,369	ABN AMRO Group NV	28,956
1,000	Aozora Bank, Ltd.	17,411
19,944	Australia & New Zealand Banking Group, Ltd.	258,023
49,188	Banco Bilbao Vizcaya Argentaria SA	168,940
123,851	Banco Santander SA	301,986
8,039	Bank Hapoalim BM	48,189
10,693	Bank Leumi Le-Israel Corp.	53,922
56,372	Bank of America Corp.	1,338,835
11,200	Bank of East Asia, Ltd. (The)	25,602
200	Bank of Kyoto, Ltd. (The)	7,089
4,486	Bank of Montreal	238,808
8,691	Bank of Nova Scotia^	359,703
5,419	Bankinter SA	25,797
221	Banque Cantonale Vaudois, Registered Shares	21,470
126,796	Barclays plc	179,358
7,968	BNP Paribas SA*	315,849
24,500	BOC Hong Kong Holdings, Ltd.	77,791
27,832	CaixaBank SA	59,309
3,303	Canadian Imperial Bank of Commerce	220,800
2,800	Chiba Bank, Ltd. (The)	13,200

See accompanying notes to the financial statements.

2

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
15,008	Citigroup, Inc.	$766,909
3,309	Citizens Financial Group, Inc.	83,519
1,127	Comerica, Inc.	42,939
7,814	Commerzbank AG*	34,786
12,818	Commonwealth Bank of Australia	617,128
8,400	Concordia Financial Group, Ltd.	26,894
8,416	Credit Agricole SA*	79,489
4,961	Danske Bank A/S	65,993
13,100	DBS Group Holdings, Ltd.	196,000
6,348	DNB ASA*	84,029
1,112	East West Bancorp, Inc.	40,299
1,649	Erste Group Bank AG*	38,746
5,357	Fifth Third Bancorp	103,283
2,040	Finecobank Banca Fineco SpA*	27,487
1,250	First Republic Bank	132,488
1,400	Fukuoka Financial Group, Inc.	22,098
5,800	Hang Seng Bank, Ltd.	97,931
145,117	HSBC Holdings plc	679,132
7,420	Huntington Bancshares, Inc.	67,040
28,881	ING Groep NV	200,615
110,601	Intesa Sanpaolo SpA	211,271
7,605	Isreal Discount Bank	23,289
3,400	Japan Post Bank Co., Ltd.	25,287
21,984	JPMorgan Chase & Co.	2,067,814
1,732	KBC Group NV	99,190
7,367	KeyCorp	89,730
522,022	Lloyds Banking Group plc	201,346
862	M&T Bank Corp.	89,622
3,600	Mebuki Financial Group, Inc.	8,346
4,869	Mediobanca SpA	34,884
88,000	Mitsubishi UFJ Financial Group, Inc.	344,232
1,110	Mizrahi Tefahot Bank, Ltd.	20,910
167,800	Mizuho Financial Group, Inc.	205,798
22,609	National Australia Bank, Ltd.	285,762
2,289	National Bank of Canada^	103,742
23,686	Nordea Bank AB*	163,296
26,200	Oversea-Chinese Banking Corp., Ltd.	169,582
3,124	People’s United Financial, Inc.	36,145
3,127	PNC Financial Services Group, Inc. (The)	328,992
1,228	Raiffeisen International Bank-Holding AG*	21,841
7,243	Regions Financial Corp.	80,542
16,000	Resona Holdings, Inc.	54,604
10,236	Royal Bank of Canada	694,592
35,584	Royal Bank of Scotland Group plc	53,512
2,100	Seven Bank, Ltd.	5,745
300	Shinsei Bank, Ltd.	3,613
3,700	Shizuoka Bank, Ltd. (The)	23,785
416	Signature Bank	44,479
12,093	Skandinaviska Enskilda Banken AB, Class A*	104,624
5,746	Societe Generale*	95,588
19,268	Standard Chartered plc	104,884
9,100	Sumitomo Mitsui Financial Group, Inc.	255,957
2,500	Sumitomo Mitsui Trust Holdings, Inc.	70,173
387	SVB Financial Group*	83,410
11,380	Svenska Handelsbanken AB, Class A*	107,914
6,836	Swedbank AB, Class A*	87,520
13,145	Toronto-Dominion Bank (The)	586,751

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,591	Truist Financial Corp.	$360,142
9,648	U.S. Bancorp	355,239
14,486	Unicredit SpA	132,979
8,204	United Overseas Bank, Ltd.	119,365
27,762	Wells Fargo & Co.	710,707
26,598	Westpac Banking Corp.	331,222
1,310	Zions Bancorp	44,540

		16,210,809

Beverages (1.7%):
5,401	Anheuser-Busch InBev NV^	266,175
2,700	Asahi Breweries, Ltd.	94,603
2,289	Brown-Forman Corp., Class B	145,718
10,000	Budweiser Brewing Co. APAC, Ltd.	29,053
801	Carlsberg A/S, Class B	105,823
3,938	Coca-Cola Amatil, Ltd.	23,599
600	Coca-Cola Bottlers Japan Holdings, Inc.	10,876
29,386	Coca-Cola Co. (The)	1,312,966
1,380	Coca-Cola European Partners plc	52,189
1,242	Coca-Cola HBC AG	31,166
1,233	Constellation Brands, Inc., Class C	215,713
4,404	Davide Campari-Milano NV	37,061
16,649	Diageo plc	552,555
732	Heineken Holding NV	59,840
1,892	Heineken NV	174,224
400	ITO EN, Ltd.	22,553
2,577	Keurig Dr Pepper, Inc.	73,187
6,100	Kirin Holdings Co., Ltd.	128,660
1,411	Molson Coors Brewing Co., Class B	48,482
2,967	Monster Beverage Corp.*	205,672
9,941	PepsiCo, Inc.	1,314,797
1,487	Pernod Ricard SA	233,691
201	Remy Cointreau SA	27,347
1,100	Suntory Beverage & Food, Ltd.	42,900
5,399	Treasury Wine Estates, Ltd.	39,072

		5,247,922

Biotechnology (2.1%):
12,654	AbbVie, Inc.	1,242,371
1,600	Alexion Pharmaceuticals, Inc.*	179,584
821	Alnylam Pharmaceuticals, Inc.*	121,598
4,236	Amgen, Inc.	999,103
272	BeiGene, Ltd., ADR*	51,245
1,275	Biogen, Inc.*	341,126
1,263	BioMarin Pharmaceutical, Inc.*	155,778
3,308	CSL, Ltd.	655,629
1,091	Exact Sciences Corp.*	94,852
329	Galapagos NV*	64,580
486	Genmab A/S*	162,595
9,046	Gilead Sciences, Inc.	695,999
2,223	Grifols SA^	67,428
1,364	Incyte Corp.*	141,815
994	Ionis Pharmaceuticals, Inc.*	58,606
1,993	Moderna, Inc.*	127,971
650	Neurocrine Biosciences, Inc.*	79,300
700	Peptidream, Inc.*	32,073
635	Regeneron Pharmaceuticals, Inc.*	396,018
554	Sarepta Therapeutics, Inc.*	88,828

See accompanying notes to the financial statements.

3

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
894	Seattle Genetics, Inc.*	$151,908
1,859	Vertex Pharmaceuticals, Inc.*	539,686

		6,448,093

Building Products (0.6%):
1,044	A.O. Smith Corp.	49,193
1,400	AGC, Inc.^	39,831
699	Allegion plc	71,451
7,162	ASSA Abloy AB, Class B	145,467
6,111	Carrier Global Corp.	135,786
3,551	Compagnie de Saint-Gobain SA	127,621
1,700	Daikin Industries, Ltd.	273,409
1,050	Fortune Brands Home & Security, Inc.	67,127
276	Geberit AG, Registered Shares	138,024
5,624	Johnson Controls International plc	192,004
964	Kingspan Group plc	62,033
259	Lennox International, Inc.	60,344
2,000	Lixil Group Corp.	27,954
1,851	Masco Corp.	92,939
2,284	Nibe Industrier AB, Class B*	50,424
811	Owens Corning	45,221
1,100	TOTO, Ltd.	42,163
1,747	Trane Technologies plc	155,448

		1,776,439

Capital Markets (2.9%):
7,282	3i Group plc	74,987
861	Ameriprise Financial, Inc.	129,184
372	Amundi SA	29,095
1,269	Apollo Global Management, Inc.	63,348
1,497	ASX, Ltd.	88,433
5,757	Bank of New York Mellon Corp. (The)	222,508
1,095	BlackRock, Inc., Class A+	595,778
4,914	Blackstone Group, Inc. (The), Class A	278,427
9,509	Brookfield Asset Management, Inc., Class A	312,997
825	Cboe Global Markets, Inc.	76,956
8,194	Charles Schwab Corp. (The)	276,466
1,918	CI Financial Corp.	24,402
2,589	CME Group, Inc.	420,816
17,787	Credit Suisse Group AG	183,580
11,900	Daiwa Securities Group, Inc.	49,651
13,670	Deutsche Bank AG, Registered Shares*	129,608
1,321	Deutsche Boerse AG	238,749
1,442	E*TRADE Financial Corp.	71,711
1,745	EQT AB	31,255
289	FactSet Research Systems, Inc.	94,928
2,272	Franklin Resources, Inc.	47,644
2,375	Goldman Sachs Group, Inc.	469,348
2,274	Hargreaves Lansdown plc	45,814
8,800	Hong Kong Exchanges & Clearing, Ltd.	375,054
246	IGM Financial, Inc.	5,979
3,995	Intercontinental Exchange, Inc.	365,942
2,923	Invesco, Ltd.	31,451
3,800	Japan Exchange Group, Inc.	87,794
1,701	Julius Baer Group, Ltd.	71,078
3,636	KKR & Co., Inc., Class A	112,280
2,196	London Stock Exchange Group plc	227,125
2,411	Macquarie Group, Ltd.	198,400

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
973	Magellan Financial Group, Ltd.	$39,593
281	MarketAxess Holdings, Inc.	140,759
1,210	Moody’s Corp.	332,423
8,686	Morgan Stanley	419,534
625	MSCI, Inc., Class A	208,638
853	Nasdaq, Inc.	101,908
7,385	Natixis*	19,240
21,300	Nomura Holdings, Inc.	95,337
1,323	Northern Trust Corp.	104,967
139	Partners Group Holding AG	125,905
787	Raymond James Financial, Inc.	54,169
1,728	S&P Global, Inc.	569,340
1,800	SBI Holdings, Inc.	38,896
935	Schroders plc	34,116
981	SEI Investments Co.	53,935
3,200	Singapore Exchange, Ltd.	19,208
3,996	St. James Place plc	47,097
2,614	State Street Corp.	166,120
1,721	T. Rowe Price Group, Inc.	212,544
2,034	TD Ameritrade Holding Corp.	73,997
413	TMX Group, Ltd.	40,841
599	Tradeweb Markets, Inc., Class A	34,826
26,855	UBS Group AG	308,606

		8,672,787

Chemicals (2.3%):
3,408	Air Liquide SA	491,014
1,581	Air Products & Chemicals, Inc.	381,747
800	Air Water, Inc.	11,286
1,486	Akzo Nobel NV	132,933
805	Albemarle Corp.	62,154
508	Arkema SA	48,508
9,400	Asahi Kasei Corp.	76,382
1,522	Axalta Coating Systems, Ltd.*	34,321
6,569	BASF SE	367,044
917	Celanese Corp., Series A	79,174
1,625	CF Industries Holdings, Inc.	45,728
796	Christian Hansen Holding A/S	82,061
1,528	Clariant AG*	29,977
5,380	Corteva, Inc.	144,130
1,332	Covestro AG*	50,547
936	Croda International plc	60,890
1,000	Daicel Corp.	7,728
5,431	Dow, Inc.	221,368
5,053	DuPont de Nemours, Inc.	268,466
1,034	Eastman Chemical Co.	72,008
1,783	Ecolab, Inc.	354,727
66	EMS-Chemie Holding AG	51,079
1,423	Evonik Industries AG	36,046
973	FMC Corp.	96,930
336	Fuchs Petrolub AG	13,478
68	Givaudan SA, Registered Shares	252,998
5,617	ICL Group, Ltd.	16,734
625	International Flavors & Fragrances, Inc.	76,538
1,443	Johnson Matthey plc	37,449
900	JSR Corp.	17,371
1,300	Kansai Paint Co., Ltd.	27,404
1,235	Koninklijke DSM NV	170,692

See accompanying notes to the financial statements.

4

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,600	Kuraray Co., Ltd.	$27,137
629	Lanxess AG*	33,061
3,851	Linde plc	816,836
1,988	LyondellBasell Industries NV, Class A	130,651
9,900	Mitsubishi Chemical Holdings Corp.	57,626
1,400	Mitsubishi Gas Chemical Co., Inc.	21,181
1,400	Mitsui Chemicals, Inc.	29,185
2,751	Mosaic Co. (The)	34,415
1,100	Nippon Paint Holdings Co., Ltd.^	79,845
1,000	Nissan Chemical Corp.	51,230
1,200	Nitto Denko Corp.	67,912
1,417	Novozymes A/S, Class B	81,896
4,242	Nutrien, Ltd.	136,317
2,876	Orica, Ltd.	33,056
1,726	PPG Industries, Inc.	183,060
960	RPM International, Inc.	72,058
593	Sherwin Williams Co.	342,665
2,600	Shin-Etsu Chemical Co., Ltd.	303,977
1,100	Showa Denko K.K.	24,665
951	Sika AG	182,840
411	Solvay SA	32,861
11,600	Sumitomo Chemical Co., Ltd.	34,670
963	Symrise AG	111,718
1,100	Taiyo Nippon Sanso Corp.	18,378
1,500	Teijin, Ltd.	23,844
10,400	Toray Industries, Inc.	48,992
2,000	Tosoh Corp.	27,278
1,478	Umicore SA	69,488
1,353	Yara International ASA	47,028

		6,942,782

Commercial Services & Supplies (0.5%):
11,809	Brambles, Ltd.	88,811
630	Cintas Corp.	167,807
1,545	Copart, Inc.*	128,652
1,800	Dai Nippon Printing Co., Ltd.	41,233
1,776	Edenred	77,581
400	Park24 Co., Ltd.	6,846
13,560	Rentokil Initial plc	85,497
1,610	Republic Services, Inc., Class A	132,101
803	Ritchie Bros Auctioneers, Inc.	32,696
1,110	Rollins, Inc.	47,053
1,500	SECOM Co., Ltd.	131,074
2,224	Securitas AB, Class B*	29,936
600	Sohgo Security Services Co., Ltd.	27,933
2,100	Toppan Printing Co., Ltd.	35,013
1,920	Waste Connections, Inc.	180,077
3,020	Waste Management, Inc.	319,848

		1,532,158

Communications Equipment (0.8%):
403	Arista Networks, Inc.*	84,642
30,429	Cisco Systems, Inc.	1,419,209
467	F5 Networks, Inc.*	65,137
2,592	Juniper Networks, Inc.	59,253
1,269	Motorola Solutions, Inc.	177,825
38,582	Nokia OYJ	168,950
697	Palo Alto Networks, Inc.*	160,080

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
20,973	Telefonaktiebolaget LM Ericsson, Class B	$193,738

		2,328,834

Construction & Engineering (0.3%):
1,534	ACS Actividades de Construccion y Servicios SA	38,592
1,662	Bouygues SA*	56,689
572	Cimic Group, Ltd.	9,580
582	Eiffage SA*	53,136
3,382	Ferrovial SA	89,915
206	Hochtief AG	18,231
874	Jacobs Engineering Group, Inc.	74,115
1,800	JGC Holdings Corp.	18,949
3,500	Kajima Corp.	41,693
4,900	Obayashi Corp.	45,829
4,500	Shimizu Corp.	36,947
2,540	Skanska AB, Class B*	51,598
1,500	Taisei Corp.	54,555
3,681	Vinci SA	338,472
820	WSP Global, Inc.	50,297

		978,598

Construction Materials (0.2%):
5,773	CRH plc	197,437
1,143	HeidelbergCement AG	60,896
3,272	James Hardie Industries SE	62,435
3,672	LafargeHolcim, Ltd., Registered Shares	160,648
465	Martin Marietta Materials, Inc.	96,055
1,000	Taiheiyo Cement Corp.	23,128
980	Vulcan Materials Co.	113,533

		714,132

Consumer Finance (0.3%):
1,300	ACOM Co., Ltd.	4,956
2,899	Ally Financial, Inc.	57,487
4,872	American Express Co.	463,815
3,243	Capital One Financial Corp.	202,979
2,144	Discover Financial Services	107,393
1	Isracard, Ltd.	1
3,709	Synchrony Financial	82,191

		918,822

Containers & Packaging (0.3%):
11,852	Amcor plc	121,009
635	Avery Dennison Corp.	72,447
2,252	Ball Corp.	156,491
1,153	CCL Industries, Inc.	37,272
1,014	Crown Holdings, Inc.*	66,042
2,785	International Paper Co.	98,060
612	Packaging Corp. of America	61,078
1,174	Sealed Air Corp.	38,566
1,544	Smurfit Kappa Group plc	51,520
1,959	WestRock Co.	55,361

		757,846

Distributors (0.1%):
1,092	Genuine Parts Co.	94,961
300	Jardine Cycle & Carriage, Ltd.	4,351
2,302	LKQ Corp.*	60,312

		159,624

See accompanying notes to the financial statements.

5

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.0%†):
300	Benesse Holdings, Inc.	$8,069

Diversified Financial Services (0.9%):
25,594	AMP, Ltd.*	32,803
9,905	Berkshire Hathaway, Inc., Class B*	1,768,141
3,088	Equitable Holdings, Inc.	59,568
114	Eurazeo Se*	5,837
818	EXOR NV	46,636
612	Groupe Bruxelles Lambert SA	51,274
1,380	Industrivarden AB, Class C*	31,232
3,311	Investor AB, Class B	174,521
1,817	Kinnevik AB, Class B	47,739
387	L E Lundbergforetagen AB*	17,544
19,143	M&G plc	39,675
4,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	19,408
662	Onex Corp.	29,910
9,800	ORIX Corp.	120,854
288	Pargesa Holding SA*	21,633
113	Sofina SA	29,796
17,859	Standard Life Aberdeen plc	59,097
200	Tokyo Century Corp.	10,229
1,044	Voya Financial, Inc.	48,703
243	Wendel*	23,136

		2,637,736

Diversified Telecommunication Services (1.8%):
51,571	AT&T, Inc.	1,558,991
1,206	BCE, Inc.	50,305
62,066	BT Group plc	87,585
1,933	Cellnex Telecom SAU	117,638
7,272	CenturyLink, Inc.	72,938
23,896	Deutsche Telekom AG, Registered Shares	399,685
1,031	Elisa OYJ	62,664
29,000	HKT Trust & HKT, Ltd.	42,628
104	Iliad SA*	20,268
26,879	Koninklijke KPN NV	71,185
8,900	Nippon Telegraph & Telephone Corp.	207,223
14,765	Orange SA	176,371
32,000	PCCW, Ltd.	18,259
1,146	Proximus SADP	23,334
62,100	Singapore Telecommunications, Ltd.	109,844
13,956	Spark New Zealand, Ltd.	41,313
193	Swisscom AG, Registered Shares	100,969
48,285	Telecom Italia SpA	18,690
65,740	Telecom Italia SpA	25,793
3,616	Telefonica Deutschland Holding AG	10,665
34,230	Telefonica SA	163,794
5,403	Telenor ASA	78,748
16,020	Telia Co AB	59,791
31,200	Telstra Corp., Ltd.	67,520
3,020	TELUS Corp.	50,659
3,645	TPG Telecom, Ltd.*	22,381
1,823	Tuas, Ltd.*	849
500	United Internet AG, Registered Shares	21,097
29,762	Verizon Communications, Inc.	1,640,780

		5,321,967

Electric Utilities (2.0%):
1,790	Alliant Energy Corp.	85,634
3,506	American Electric Power Co., Inc.	279,218

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
7,008	AusNet Services	$8,081
5,000	Chubu Electric Power Co., Inc.	62,900
2,400	Chugoku Electric Power Co., Inc. (The)	32,050
5,500	CK Infrastructure Holdings, Ltd.	28,338
10,500	CLP Holdings, Ltd.	102,827
5,287	Duke Energy Corp.	422,378
2,613	Edison International	141,912
16,972	EDP — Energias de Portugal SA	80,935
4,565	Electricite de France	42,035
226	Elia Group SA/NV	24,503
1,852	Emera, Inc.	72,885
2,089	Endesa SA^	51,411
60,616	Enel SpA	522,173
1,441	Entergy Corp.	135,180
1,499	Evergy, Inc.	88,876
2,398	Eversource Energy	199,681
6,851	Exelon Corp.	248,623
3,972	FirstEnergy Corp.	154,034
3,118	Fortis, Inc.	118,595
3,320	Fortum OYJ	62,980
22,500	HK Electric Investments, Ltd.	23,374
2,263	Hydro One, Ltd.	42,563
42,546	Iberdrola SA	492,743
5,400	Kansai Electric Power Co., Inc. (The)	52,331
3,000	Kyushu Electric Power Co., Inc.	25,171
4,873	Mercury NZ, Ltd.	14,758
3,483	NextEra Energy, Inc.	836,512
1,470	OGE Energy Corp.	44,629
1,410	Orsted A/S	162,632
846	Pinnacle West Capital Corp.	62,003
10,500	Power Assets Holdings, Ltd.	57,020
5,303	PPL Corp.	137,030
1,850	Red Electrica Corp SA^	34,481
7,305	Scottish & Southern Energy plc	123,317
7,555	Southern Co. (The)	391,727
11,051	Terna SpA	75,866
3,500	Tohoku Electric Power Co., Inc.	33,290
11,600	Tokyo Electric Power Co. Holdings, Inc.*	35,606
561	Verbund AG, Class A	25,089
3,673	Xcel Energy, Inc.	229,563

		5,864,954

Electrical Equipment (0.8%):
13,735	ABB, Ltd.	308,811
1,693	AMETEK, Inc.	151,303
2,914	Eaton Corp. plc	254,917
4,300	Emerson Electric Co.	266,729
1,000	Fuji Electric Co., Ltd.	27,335
1,923	Legrand SA	145,901
36,347	Melrose Industries plc	51,221
13,400	Mitsubishi Electric Corp.	174,028
3,100	Nidec Corp.	207,006
1,821	Prysmian SpA	42,121
799	Rockwell Automation, Inc.	170,187
3,971	Schneider Electric SA	440,219
1,223	Sensata Technologies Holding plc*	45,532
1,975	Siemens Gamesa Renewable Energy*	34,952
1,393	Vestas Wind Systems A/S	141,760

		2,462,022

See accompanying notes to the financial statements.

6

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.0%):
2,183	Amphenol Corp., Class A	$209,154
592	Arrow Electronics, Inc.*	40,664
1,082	CDW Corp.	125,707
1,272	Cognex Corp.	75,964
5,235	Corning, Inc.	135,587
1,007	FLIR Systems, Inc.	40,854
2,817	Halma plc	80,267
1,000	Hamamatsu Photonics KK	43,309
2,085	Hexagon AB, Class B*	121,568
205	Hirose Electric Co., Ltd.	22,475
6,700	Hitachi, Ltd.	211,545
442	Ingenico Group	70,379
287	IPG Photonics Corp.*	46,032
1,300	Keyence Corp.	542,854
1,398	Keysight Technologies, Inc.*	140,890
2,400	Kyocera Corp.	130,606
4,000	Murata Manufacturing Co., Ltd.	234,409
1,200	Omron Corp.	80,407
1,600	Shimadzu Corp.	42,568
1,000	TDK Corp.	99,148
2,457	TE Connectivity, Ltd.	200,368
1,871	Trimble, Inc.*	80,808
2,400	Venture Corp., Ltd.	27,929
1,800	Yaskawa Electric Corp.	62,247
1,800	Yokogawa Electric Corp.	28,075
403	Zebra Technologies Corp., Class A*	103,148

		2,996,962

Energy Equipment & Services (0.1%):
4,726	Baker Hughes Co.	72,733
6,497	Halliburton Co.	84,331
2,885	National Oilwell Varco, Inc.	35,341
10,119	Schlumberger, Ltd.	186,088
3,492	Tenaris SA	22,509

		401,002

Entertainment (1.5%):
5,519	Activision Blizzard, Inc.	418,892
2,045	Electronic Arts, Inc.*	270,042
700	Konami Holdings Corp.	23,321
1,491	Liberty Media Corp-Liberty Formula One, Class C*	47,280
1,117	Live Nation Entertainment, Inc.*	49,517
3,160	Netflix, Inc.*	1,437,926
3,700	Nexon Co., Ltd.	83,579
800	Nintendo Co., Ltd.	356,021
700	Square Enix Holdings Co., Ltd.	35,310
848	Take-Two Interactive Software, Inc.*	118,355
900	Toho Co., Ltd.	32,503
632	UbiSoft Entertainment SA*	52,047
5,714	Vivendi Universal SA	146,444
12,973	Walt Disney Co. (The)	1,446,620

		4,517,857

Equity Real Estate Investment Trusts (2.3%):
828	Alexandria Real Estate Equities, Inc.	134,343
3,185	American Tower Corp.	823,449
20,004	Ascendas Real Estate Investment Trust	45,616
1,019	AvalonBay Communities, Inc.	157,578
1,074	Boston Properties, Inc.	97,068

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
6,602	British Land Co. plc	$31,563
716	Camden Property Trust	65,314
594	Canadian Apartment Properties REIT	21,263
23,100	CapitaLand Commercial Trust	28,088
22,600	CapitaLand Mall Trust	31,874
316	Covivio	22,868
3,006	Crown Castle International Corp.	503,053
15	Daiwahouse Residential Investment Corp.	35,333
8,284	Dexus	52,775
1,852	Digital Realty Trust, Inc.	263,188
2,717	Duke Realty Corp.	96,155
614	Equinix, Inc.	431,212
1,298	Equity Lifestyle Properties, Inc.	81,099
2,720	Equity Residential	159,990
483	Essex Property Trust, Inc.	110,689
967	Extra Space Storage, Inc.	89,322
570	Federal Realty Investment Trust	48,570
330	Gecina SA	40,733
27	GLP J-REIT	39,212
11,288	Goodman Group	116,139
14,718	GPT Group	42,537
3,550	Healthpeak Properties, Inc.	97,838
5,272	Host Hotels & Resorts, Inc.	56,885
246	Icade	17,114
3,814	Invitation Homes, Inc.	104,999
2,122	Iron Mountain, Inc.^	55,384
7	Japan Prime Realty Investment Corp.	20,634
10	Japan Real Estate Investment Corp.	51,299
21	Japan Retail Fund Investment Corp.	26,226
1,471	Klepierre^	29,266
5,201	Land Securities Group plc	35,584
15,500	Link REIT (The)	126,480
15,400	Mapletree Commercial Trust	21,386
19,500	Mapletree Logistics Trust	27,214
3,679	Medical Properties Trust, Inc.	69,165
776	Mid-America Apartment Communities, Inc.	88,984
29,366	Mirvac Group	44,190
1,209	National Retail Properties, Inc.	42,895
9	Nippon Building Fund, Inc.	51,237
16	Nippon Prologis REIT, Inc.	48,634
31	Nomura Real Estate Master Fund, Inc.	37,238
1,633	Omega Healthcare Investors, Inc.	48,549
22	Orix JREIT, Inc.	28,876
5,332	ProLogis, Inc.	497,636
1,092	Public Storage, Inc.	209,544
2,356	Realty Income Corp.	140,182
1,274	Regency Centers Corp.	58,464
1,450	RioCan REIT	16,408
788	SBA Communications Corp.	234,761
40,088	Scentre Group	60,347
7,930	SERGO plc	87,830
2,219	Simon Property Group, Inc.	151,735
211	SmartCentres Real Estate Investment Trust	3,250
17,840	Stockland	40,966
623	Sun Communities, Inc.	84,529
5,400	Suntec Real Estate Investment Trust	5,480
2,194	UDR, Inc.	82,012

See accompanying notes to the financial statements.

7

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
930	Unibail-Rodamco-Westfield^	$52,306
24	United Urban Investment Corp.	25,809
2,632	Ventas, Inc.	96,384
6,445	VEREIT, Inc.	41,441
3,403	VICI Properties, Inc.	68,707
24,703	Vicinity Centres	24,490
933	Vornado Realty Trust	35,650
2,953	Welltower, Inc.	152,818
5,399	Weyerhaeuser Co.	121,262
1,157	WP Carey, Inc.	78,271

		7,069,390

Food & Staples Retailing (1.6%):
5,000	AEON Co., Ltd.	116,152
5,984	Alimentation Couche-Tard, Inc.	187,667
4,504	Carrefour SA	69,524
240	Casino Guichard-Perrachon SA*	8,889
8,604	Coles Group, Ltd.	102,176
276	Colruyt SA	15,176
3,147	Costco Wholesale Corp.	954,202
1,200	Dairy Farm International Holdings, Ltd.	5,588
1,286	Empire Co., Ltd., Class A	30,800
1,900	FamilyMart Co., Ltd.	32,610
686	ICA Gruppen AB	32,518
13,541	J Sainsbury plc	34,980
1,994	Jeronimo Martins SGPS SA*	34,884
500	Kobe Bussan Co., Ltd.	28,191
8,203	Koninklijke Ahold Delhaize NV	223,360
5,925	Kroger Co. (The)	200,561
200	LAWSON, Inc.	10,029
1,122	Loblaw Cos., Ltd.	54,645
2,128	METRO AG	20,103
1,955	Metro, Inc.	80,654
5,500	Seven & I Holdings Co., Ltd.	179,511
600	Sundrug Co., Ltd.	19,827
3,322	Sysco Corp.	181,581
72,964	Tesco plc	205,984
300	Tsuruha Holdings, Inc.	41,301
5,100	Walgreens Boots Alliance, Inc.	216,189
10,160	Walmart, Inc.	1,216,964
200	Welcia Holdings Co., Ltd.	16,127
7,846	Wesfarmers, Ltd.	243,623
632	Weston (George), Ltd.	46,304
18,535	William Morrison Supermarkets plc	43,718
8,796	Woolworths Group, Ltd.	226,765

		4,880,603

Food Products (1.9%):
5,472	A2 Milk Co., Ltd.*	71,635
3,300	Ajinomoto Co., Inc.	54,834
4,028	Archer-Daniels-Midland Co.	160,717
2,641	Associated British Foods plc	62,574
24	Barry Callebaut AG, Registered Shares	45,753
1,070	Bunge, Ltd.	44,009
400	Calbee, Inc.	11,062
1,241	Campbell Soup Co.	61,591
3,602	Conagra Brands, Inc.	126,682
4,386	Danone SA*	303,054
4,259	General Mills, Inc.	262,568

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,075	Hershey Co. (The)	$139,342
2,168	Hormel Foods Corp.	104,649
528	Ingredion, Inc.	43,824
856	JM Smucker Co. (The)	90,573
1,907	Kellogg Co.	125,976
1,129	Kerry Group plc, Class A	140,444
1,100	Kikkoman Corp.	52,980
5,006	Kraft Heinz Co. (The)	159,641
1,080	Lamb Weston Holdings, Inc.	69,044
8	Lindt & Spruengli AG	65,823
919	McCormick & Co.	164,878
900	Meiji Holdings Co., Ltd.	71,579
10,144	Mondelez International, Inc., Class A	518,664
3,323	Mowi ASA	63,185
21,435	Nestle SA, Registered Shares	2,368,661
700	NH Foods, Ltd.	28,089
1,700	Nisshin Seifun Group, Inc.	25,367
500	Nissin Foods Holdings Co., Ltd.	44,262
5,748	Orkla ASA, Class A	50,405
1,784	Saputo, Inc.	42,543
700	Toyo Suisan Kaisha, Ltd.	39,085
2,200	Tyson Foods, Inc., Class A	131,362
72,000	WH Group, Ltd.	61,791
15,200	Wilmar International, Ltd.	44,778
900	Yakult Honsha Co., Ltd.	52,980
500	Yamazaki Baking Co., Ltd.	8,592

		5,912,996

Gas Utilities (0.2%):
2,016	AltaGas, Ltd.^	23,243
8,716	APA Group	67,097
801	Atmos Energy Corp.	79,763
2,302	Gas Natural SDG SA	42,785
78,302	Hong Kong & China Gas Co., Ltd.	121,089
2,900	Osaka Gas Co., Ltd.	57,216
500	Toho Gas Co., Ltd.	24,996
2,900	Tokyo Gas Co., Ltd.	69,368
1,581	UGI Corp.	50,276

		535,833

Health Care Equipment & Supplies (3.2%):
12,697	Abbott Laboratories	1,160,886
342	ABIOMED, Inc.*	82,614
3,602	Alcon, Inc.*	206,435
505	Align Technology, Inc.*	138,592
1,196	Ambu A/S, Class B	37,595
1,400	Asahi Intecc Co., Ltd.	39,787
3,604	Baxter International, Inc.	310,304
1,955	Becton Dickinson & Co.	467,773
333	BioMerieux*	45,717
9,996	Boston Scientific Corp.*	350,960
302	Carl Zeiss Meditec AG*	29,424
426	Cochlear, Ltd.	55,568
844	Coloplast A/S, Class B	130,859
368	Cooper Cos., Inc. (The)	104,380
4,491	Danaher Corp.	794,143
896	Demant A/S*	23,614
1,659	Dentsply Sirona, Inc.	73,096
635	DexCom, Inc.*	257,429

See accompanying notes to the financial statements.

8

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
184	DiaSorin SpA	$35,194
4,327	Edwards Lifesciences Corp.*	299,039
2,003	EssilorLuxottica SA*	256,702
4,281	Fisher & Paykel Healthcare Corp., Ltd.	98,969
938	GN Store Nord A/S	49,950
1,973	Hologic, Inc.*	112,461
2,600	HOYA Corp.	249,023
622	IDEXX Laboratories, Inc.*	205,360
451	Insulet Corp.*	87,611
835	Intuitive Surgical, Inc.*	475,808
6,418	Koninklijke Philips NV	298,840
377	Masimo Corp.*	85,952
9,517	Medtronic plc	872,708
8,500	Olympus Corp.	163,735
1,048	ResMed, Inc.	201,216
265	Sartorius AG	87,053
1,111	Siemens Healthineers AG	53,203
6,388	Smith & Nephew plc	118,987
342	Sonova Holding AG, Registered Shares*	68,214
637	Steris plc	97,741
77	Straumann Holding AG, Registered Shares	66,058
2,432	Stryker Corp.	438,222
1,200	Sysmex Corp.	92,181
345	Teleflex, Inc.	125,573
4,600	Terumo Corp.	174,171
676	Varian Medical Systems, Inc.*	82,824
551	West Pharmaceutical Services, Inc.	125,171
1,499	Zimmer Biomet Holdings, Inc.	178,921

		9,510,063

Health Care Providers & Services (1.9%):
1,500	Alfresa Holdings Corp.	31,231
1,158	AmerisourceBergen Corp.	116,692
1,837	Anthem, Inc.	483,094
1,943	Cardinal Health, Inc.	101,405
4,115	Centene Corp.*	261,508
2,706	Cigna Corp.	507,781
9,233	CVS Health Corp.	599,868
590	DaVita, Inc.*	46,693
1,480	Fresenius Medical Care AG & Co., KGaA*	126,171
3,090	Fresenius SE & Co. KGaA*	152,512
2,010	HCA Healthcare, Inc.	195,091
1,103	Henry Schein, Inc.*	64,404
950	Humana, Inc.	368,363
680	Laboratory Corp. of America Holdings*	112,955
1,172	McKesson Corp.	179,808
1,400	Medipal Holdings Corp.	26,956
237	Molina Healthcare, Inc.*	42,181
379	Orpea	43,772
1,000	Quest Diagnostics, Inc.	113,960
1,215	Ramsay Health Care, Ltd.	55,987
3,006	Ryman Healthcare, Ltd.	25,491
3,471	Sonic Healthcare, Ltd.	73,255
400	Suzuken Co., Ltd.	14,911
6,831	UnitedHealth Group, Inc.	2,014,803
606	Universal Health Services, Inc., Class B	56,291

		5,815,183

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.2%):
2,272	Cerner Corp.	$155,746
3,300	M3, Inc.	140,356
515	Teladoc Health, Inc.*	98,283
952	Veeva Systems, Inc., Class A*	223,167

		617,552

Hotels, Restaurants & Leisure (1.4%):
1,331	Accor SA*	36,111
1,845	Aramark	41,642
4,307	Aristocrat Leisure, Ltd.	76,148
3,148	Carnival Corp., Class A^	51,690
192	Chipotle Mexican Grill, Inc.*	202,053
11,695	Compass Group plc	160,863
1,597	Crown Resorts, Ltd.	10,669
911	Darden Restaurants, Inc.	69,026
293	Domino’s Pizza, Inc.	108,246
931	Evolution Gaming Group AB	55,466
1,132	Flutter Entertainment plc	148,577
16,000	Galaxy Entertainment Group, Ltd.	108,639
50,400	Genting Singapore, Ltd.	27,564
4,348	GVC Holdings plc	39,832
1,943	Hilton Worldwide Holdings, Inc.	142,713
1,299	InterContinental Hotels Group plc	57,567
630	La Francaise des Jeux SAEM	19,412
2,466	Las Vegas Sands Corp.	112,302
2,042	Marriott International, Inc., Class A	175,061
5,328	McDonald’s Corp.	982,856
600	McDonald’s Holdings Co., Ltd.	32,373
1,176	Melco Resorts & Entertainment, Ltd., ADR	18,252
3,693	MGM Resorts International	62,042
1,400	Oriental Land Co., Ltd.	184,884
2,009	Restaurant Brands International, Inc.	109,360
1,327	Royal Caribbean Cruises, Ltd.^	66,748
18,400	Sands China, Ltd.	72,005
9,000	SJM Holdings, Ltd.	10,062
646	Sodexo SA	43,634
8,415	Starbucks Corp.	619,260
15,654	Tabcorp Holdings, Ltd.	36,647
304	Vail Resorts, Inc.	55,374
1,480	Whitbread plc	40,686
12,400	Wynn Macau, Ltd.	21,543
732	Wynn Resorts, Ltd.	54,527
2,222	Yum! Brands, Inc.	193,114

		4,246,948

Household Durables (0.7%):
7,598	Barratt Developments plc	46,599
898	Berkeley Group Holdings plc (The)	46,272
500	Casio Computer Co., Ltd.	8,678
2,472	D.R. Horton, Inc.	137,071
1,708	Electrolux AB, Series B, Class B	28,523
999	Garmin, Ltd.	97,403
2,231	Husqvarna AB, Class B	18,249
700	Iida Group Holdings Co., Ltd.	10,722
1,877	Lennar Corp., Class A	115,661
459	Mohawk Industries, Inc.*	46,708
3,000	Newell Brands, Inc.	47,640
2,500	Nikon Corp.	20,923
26	NVR, Inc.*	84,728

See accompanying notes to the financial statements.

9

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
15,700	Panasonic Corp.	$136,879
2,384	Persimmon plc	67,407
1,929	PulteGroup, Inc.	65,644
300	Rinnai Corp.	24,981
643	Roku, Inc.*	74,929
92	SEB SA	15,189
2,800	Sekisui Chemical Co., Ltd.	40,055
4,100	Sekisui House, Ltd.	78,066
1,800	Sharp Corp.	19,148
9,200	Sony Corp.	630,116
24,626	Taylor Wimpey plc	43,438
9,000	Techtronic Industries Co., Ltd.	87,804
481	Whirlpool Corp.	62,304

		2,055,137

Household Products (1.4%):
1,829	Church & Dwight Co., Inc.	141,382
918	Clorox Co. (The)	201,382
5,863	Colgate-Palmolive Co.	429,523
4,048	Essity AB, Class B*	130,730
733	Henkel AG & Co. KGaA	60,911
2,449	Kimberly-Clark Corp.	346,166
1,700	Lion Corp.	40,763
900	Pigeon Corp.	34,801
17,701	Procter & Gamble Co. (The)	2,116,508
5,120	Reckitt Benckiser Group plc	471,108
2,700	Unicharm Corp.	110,636

		4,083,910

Independent Power and Renewable Electricity Producers (0.1%):
4,853	AES Corp. (The)	70,320
1,200	Electric Power Development Co., Ltd.	22,754
9,703	Meridian Energy, Ltd.	30,092
1,907	NRG Energy, Inc.	62,092
1,518	Uniper SE	48,986
2,743	Vistra Energy Corp.	51,075

		285,319

Industrial Conglomerates (1.1%):
4,093	3M Co.	638,467
19,500	CK Hutchison Holdings, Ltd.	125,008
602	DCC plc	50,128
62,823	General Electric Co.	429,081
5,117	Honeywell International, Inc.	739,867
1,700	Jardine Matheson Holdings, Ltd.	71,042
1,700	Jardine Strategic Holdings, Ltd.	36,695
700	Keihan Holdings Co., Ltd.	31,183
11,300	Keppel Corp., Ltd.^	48,412
5,370	NWS Holdings, Ltd.	4,640
776	Roper Technologies, Inc.	301,290
1,600	Seibu Holdings, Inc.	17,376
5,566	Siemens AG, Registered Shares	653,771
2,929	Smiths Group plc	51,147
3,000	Toshiba Corp.	95,618

		3,293,725

Insurance (3.2%):
1,398	Admiral Group plc	39,779
13,732	AEGON NV	40,840

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,028	Aflac, Inc.	$181,159
1,358	Ageas NV	48,026
85,600	AIA Group, Ltd.	796,707
107	Alleghany Corp.	52,338
3,025	Allianz SE, Registered Shares+	616,969
2,261	Allstate Corp. (The)	219,294
572	American Financial Group, Inc.	36,299
6,414	American International Group, Inc.	199,989
1,664	Aon plc, Class A	320,486
2,955	Arch Capital Group, Ltd.*	84,661
1,382	Arthur J. Gallagher & Co.	134,731
8,147	Assicurazioni Generali SpA	123,112
457	Assurant, Inc.	47,204
1,146	Athene Holding, Ltd., Class A*	35,744
28,925	Aviva plc	97,870
13,267	AXA SA*	276,847
364	Baloise Holding AG, Registered Shares	54,527
1,718	Brown & Brown, Inc.	70,026
3,254	Chubb, Ltd.	412,021
1,144	Cincinnati Financial Corp.	73,250
1,241	CNP Assurances SA*	14,260
8,100	Dai-ichi Life Holdings, Inc.	96,483
10,156	Direct Line Insurance Group plc	34,052
195	Erie Indemnity Co., Class A	37,421
307	Everest Re Group, Ltd.	63,303
164	Fairfax Financial Holdings, Ltd.	50,675
2,010	Fidelity National Financial, Inc.	61,627
1,553	Gjensidige Forsikring ASA*	28,618
776	Globe Life, Inc.	57,602
2,031	Great-West Lifeco, Inc.	35,611
451	Hannover Rueck SE	77,567
2,646	Hartford Financial Services Group, Inc. (The)	102,003
826	IA Financial Corp., Inc.	27,663
17,468	Insurance Australia Group, Ltd.	69,806
1,062	Intact Financial Corp.	101,091
11,800	Japan Post Holdings Co., Ltd.	83,921
1,700	Japan Post Insurance Co., Ltd.	22,291
44,202	Legal & General Group plc	120,686
1,508	Lincoln National Corp.	55,479
1,660	Loews Corp.	56,921
14,349	Manulife Financial Corp.	195,246
9,659	Mapfre SA	17,166
92	Markel Corp.*	84,932
3,620	Marsh & McLennan Cos., Inc.	388,679
21,022	Medibank Private, Ltd.	43,480
5,398	MetLife, Inc.	197,135
3,000	MS&AD Insurance Group Holdings, Inc.	82,399
1,017	Muenchener Rueckversicherungs-Gesellschaft AG	263,915
1,972	NN Group NV	66,126
2,748	Poste Italiane SpA	23,859
4,239	Power Corp. of Canada^	74,574
2,084	Principal Financial Group, Inc.	86,569
4,162	Progressive Corp. (The)	333,418
2,696	Prudential Financial, Inc.	164,186
18,228	Prudential plc	274,462
10,407	QBE Insurance Group, Ltd.	63,959
473	Reinsurance Group of America, Inc.	37,102

See accompanying notes to the financial statements.

10

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
329	RenaissanceRe Holdings, Ltd.	$56,269
7,571	RSA Insurance Group plc	38,373
3,079	Sampo Oyj, Class A	105,774
1,146	SCOR SA*	31,361
2,500	Sompo Holdings, Inc.	85,986
1,200	Sony Financial Holdings, Inc.	28,886
4,241	Sun Life Financial, Inc.	155,874
9,576	Suncorp Group, Ltd.	61,291
210	Swiss Life Holding AG, Registered Shares	77,683
2,141	Swiss Re AG	164,863
4,200	T&D Holdings, Inc.	35,911
4,400	Tokio Marine Holdings, Inc.	191,716
1,781	Travelers Cos., Inc. (The)	203,123
983	Tryg A/S	28,444
939	Willis Towers Watson plc	184,936
1,116	WR Berkley Corp.	63,936
1,067	Zurich Insurance Group AG	375,862

		9,446,454

Interactive Media & Services (3.7%):
2,157	Alphabet, Inc., Class A*	3,058,734
2,204	Alphabet, Inc., Class C*	3,115,596
6,934	Auto Trader Group plc	45,172
17,253	Facebook, Inc., Class A*	3,917,640
538	IAC/InterActiveCorp.*	173,989
1,100	Kakaku.com, Inc.	27,859
500	Line Corp.*	25,145
401	Match Group, Inc.*^	42,927
2,197	Pinterest, Inc., Class A*	48,707
411	REA Group, Ltd.^	30,752
788	Scout24 AG	61,242
6,407	Snap, Inc., Class A*	150,500
5,790	Twitter, Inc.*	172,484
19,900	Z Holdings Corp.	97,129
950	Zillow Group, Inc., Class C*	54,730

		11,022,606

Internet & Direct Marketing Retail (3.4%):
3,038	Amazon.com, Inc.*	8,381,294
291	Booking Holdings, Inc.*	463,371
857	Delivery Hero SE*	87,310
5,686	eBay, Inc.	298,231
1,039	Expedia Group, Inc.	85,406
826	Just Eat Takeaway*^	85,942
328	MercadoLibre, Inc.*	323,333
800	Mercari, Inc.*	24,726
3,446	Ocado Group plc*	86,494
3,455	Prosus NV*	320,633
6,500	Rakuten, Inc.	57,168
465	Wayfair, Inc., Class A*^	91,889
1,045	Zalando SE*	73,488
400	ZOZO, Inc.	8,893

		10,388,178

IT Services (4.5%):
4,534	Accenture plc, Class C	973,541
132	Adyen NV*	192,293
1,564	Afterpay, Ltd.*	67,386
1,134	Akamai Technologies, Inc.*	121,440

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,127	Amadeus IT Group SA	$162,693
735	Atos SE*	62,554
3,117	Automatic Data Processing, Inc.	464,090
1,131	Black Knight, Inc.*	82,065
1,083	Booz Allen Hamilton Holding Corp.	84,247
854	Broadridge Financial Solutions, Inc.	107,766
1,172	Capgemini SA	134,054
1,683	CGI, Inc.*	106,046
3,804	Cognizant Technology Solutions Corp., Class A	216,143
3,761	Computershare, Ltd.	34,549
412	EPAM Systems, Inc.*	103,828
4,360	Fidelity National Information Services, Inc.	584,632
4,167	Fiserv, Inc.*	406,783
625	FleetCor Technologies, Inc.*	157,206
1,400	Fujitsu, Ltd.	163,898
676	Gartner, Inc.*	82,019
2,157	Global Payments, Inc.	365,870
300	GMO Payment Gateway, Inc.	31,267
1,155	GoDaddy, Inc., Class A*	84,696
6,360	International Business Machines Corp.	768,097
800	Itochu Techno-Solutions Corp.	29,986
498	Jack Henry & Associates, Inc.	91,647
922	Leidos Holdings, Inc.	86,364
6,402	MasterCard, Inc., Class A	1,893,071
334	MongoDB, Inc.*	75,598
2,299	Nexi SpA*	39,711
1,920	Nomura Research Institute, Ltd.	52,397
4,700	NTT Data Corp.	52,303
500	OBIC Co., Ltd.	87,936
800	Okta, Inc.*	160,184
800	Otsuka Corp.	42,143
2,352	Paychex, Inc.	178,164
8,012	PayPal Holdings, Inc.*	1,395,931
753	Shopify, Inc., Class A*	715,483
2,515	Square, Inc., Class A*	263,924
1,600	TIS, Inc.	34,035
865	Twilio, Inc., Class A*	189,798
761	VeriSign, Inc.*	157,398
12,216	Visa, Inc., Class A	2,359,766
3,142	Western Union Co.	67,930
365	Wix.com, Ltd.*	93,520
1,014	Worldline SA*	87,599

		13,712,051

Leisure Products (0.1%):
1,500	Bandai Namco Holdings, Inc.	78,845
962	Hasbro, Inc.	72,102
800	Sega Sammy Holdings, Inc.	9,572
500	Shimano, Inc.	96,180
1,100	Yamaha Corp.	51,759

		308,458

Life Sciences Tools & Services (0.9%):
2,306	Agilent Technologies, Inc.	203,781
3,158	Avantor, Inc.*	53,686
170	Bio-Rad Laboratories, Inc., Class A*	76,753
89	Eurofins Scientific SE	55,790
1,055	Illumina, Inc.*	390,719
1,412	IQVIA Holdings, Inc.*	200,335

See accompanying notes to the financial statements.

11

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
525	Lonza Group AG, Registered Shares	$276,902
165	Mettler-Toledo International, Inc.*	132,916
829	PerkinElmer, Inc.	81,317
1,680	Qiagen NV*	72,332
198	Sartorius Stedim Biotech	49,974
2,860	Thermo Fisher Scientific, Inc.	1,036,292
421	Waters Corp.*	75,948

		2,706,745

Machinery (1.8%):
2,355	Alfa Laval AB*	51,602
1,388	Alstom SA	64,464
2,700	Amada Holdings Co., Ltd.	22,072
314	Andritz AG*	11,419
2,721	Atlas Copco AB	100,513
4,916	Atlas Copco AB, Class A	207,948
3,990	Caterpillar, Inc.	504,736
7,639	CNH Industrial NV	53,360
1,055	Cummins, Inc.	182,789
600	Daifuku Co., Ltd.	52,428
2,131	Deere & Co.	334,887
1,090	Dover Corp.	105,250
2,845	Epiroc AB	34,759
4,832	Epiroc AB, Class A	60,142
1,400	FANUC Corp.	250,205
2,164	Fortive Corp.	146,416
1,149	GEA Group AG	36,259
800	Hitachi Construction Machinery Co., Ltd.	22,130
200	Hoshizaki Corp.	17,140
567	IDEX Corp.	89,609
2,306	Illinois Tool Works, Inc.	403,204
2,289	Ingersoll-Rand, Inc.*	64,367
800	JTEKT Corp.	6,217
1,200	Kawasaki Heavy Industries, Ltd.	17,268
523	Kion Group AG*	32,104
373	Knorr-Bremse AG*	37,737
6,100	Komatsu, Ltd.	124,730
2,533	Kone OYJ, Class B	174,045
7,800	Kubota Corp.^	116,341
800	Kurita Water Industries, Ltd.	22,199
1,700	Makita Corp.	61,747
811	Metso Oyj	26,538
2,700	MINEBEA MITSUMI, Inc.	48,960
2,100	Misumi Group, Inc.	52,474
2,400	Mitsubishi Heavy Industries, Ltd.	56,625
600	Miura Co., Ltd.	24,952
900	Nabtesco Corp.^	27,728
2,000	NGK Insulators, Ltd.	27,620
403	Nordson Corp.	76,453
2,800	NSK, Ltd.	20,767
2,790	Otis Worldwide Corp.	158,639
2,578	PACCAR, Inc.	192,963
916	Parker Hannifin Corp.	167,875
1,179	Pentair plc	44,790
8,414	Sandvik AB*	156,987
309	Schindler Holding AG	72,667
153	Schindler Holding AG, Registered Shares	36,012
2,827	SKF AB, Class B	52,469

Shares		Fair Value
Common Stocks, continued
Machinery, continued
400	SMC Corp.	$204,189
307	Snap-On, Inc.	42,523
541	Spirax-Sarco Engineering plc	66,782
1,081	Stanley Black & Decker, Inc.	150,670
400	Sumitomo Heavy Industries, Ltd.	8,706
1,000	THK Co., Ltd.	24,736
10,660	Volvo AB, Class B	166,687
1,362	Wabtec Corp.	78,410
3,440	Wartsila OYJ Abp, Class B	28,393
1,344	Xylem, Inc.	87,306
10,200	Yangzijiang Shipbuilding Holdings, Ltd.	6,816

		5,517,824

Marine (0.0%†):
23	A.P. Moeller — Maersk A/S, Class A	24,948
41	A.P. Moeller — Maersk A/S, Class B	47,734
412	Kuehne & Nagel International AG, Registered Shares*	68,384
600	Nippon Yusen KK	8,443

		149,509

Media (1.1%):
4,894	Altice Europe NV, Class A*	18,841
2,454	Altice USA, Inc., Class A*	55,313
34	Cable One, Inc.	60,345
1,048	Charter Communications, Inc., Class A*	534,522
32,703	Comcast Corp., Class A	1,274,762
800	Cyberagent, Inc.	39,250
1,600	Dentsu Group, Inc.	37,958
2,675	Discovery Communications, Inc., Class C*	51,521
1,273	Discovery, Inc., Class A*^	26,860
1,860	DISH Network Corp., Class A*	64,189
2,294	Fox Corp., Class A	61,525
1,218	Fox Corp., Class B	32,691
1,700	Hakuhodo DY Holdings, Inc.	20,206
10,104	Informa plc	58,779
2,836	Interpublic Group of Cos., Inc. (The)	48,666
27,380	ITV plc	25,296
729	JCDecaux SA*	13,539
184	Liberty Broadband Corp., Class A*	22,483
735	Liberty Broadband Corp., Class C*	91,111
2,955	Liberty Global plc, Series C*	63,562
964	Liberty Global plc, Class A*	21,073
955	Liberty Media Corp.-Liberty SiriusXM, Class C*	32,900
654	Liberty SiriusXM Group, Class A*	22,576
2,841	News Corp., Class A	33,694
1,631	Omnicom Group, Inc.	89,053
5,988	Pearson plc	42,796
1,618	Publicis Groupe SA	52,300
1,296	Quebecor, Inc., Class B	27,851
420	Schibsted ASA, Class B*	9,955
2,741	SES Global, Class A	18,699
3,498	Shaw Communications, Inc., Class B	57,054
8,083	Sirius XM Holdings, Inc.	47,447
452	Telenet Group Holding NV	18,585
4,246	ViacomCBS, Inc., Class B^	99,017
9,140	WPP plc	71,315

		3,245,734

See accompanying notes to the financial statements.

12

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (1.5%):
1,784	Agnico Eagle Mines, Ltd.	$114,250
8,997	Anglo American plc	207,931
2,725	Antofagasta plc	31,597
5,066	ArcelorMittal*	53,190
7,595	B2Gold Corp.	43,195
12,218	Barrick Gold Corp.	328,809
15,006	BHP Group plc	308,017
21,307	BHP Group, Ltd.	528,617
3,893	BlueScope Steel, Ltd.	31,565
2,044	Boliden AB	46,441
11,861	Evolution Mining, Ltd.	47,404
4,905	EVRAZ plc	17,485
3,016	First Quantum Minerals, Ltd.	24,041
10,418	Fortescue Metals Group, Ltd.	99,934
1,405	Franco-Nevada Corp.	196,300
10,760	Freeport-McMoRan, Inc.	124,493
69,405	Glencore plc	146,882
1,100	Hitachi Metals, Ltd.	13,098
3,900	JFE Holdings, Inc.	27,938
8,423	Kinross Gold Corp.*	60,811
1,950	Kirkland Lake Gold, Ltd.	80,304
4,863	Lundin Mining Corp.	26,081
200	Maruichi Steel Tube, Ltd.	4,968
500	Mitsubishi Materials Corp.	10,554
5,693	Newcrest Mining, Ltd.	126,890
5,880	Newmont Corp.	363,031
6,400	Nippon Steel Corp.	60,199
10,475	Norsk Hydro ASA*	28,987
5,421	Northern Star Resources, Ltd.	51,585
2,287	Nucor Corp.	94,705
1,538	Pan American Silver Corp.	46,716
8,111	Rio Tinto plc	456,331
2,538	Rio Tinto, Ltd.	172,047
37,662	South32, Ltd.	53,313
1,636	Steel Dynamics, Inc.	42,683
1,800	Sumitomo Metal & Mining Co., Ltd.	50,266
3,681	Teck Cominco, Ltd., Class B	38,562
3,097	ThyssenKrupp AG*	21,900
1,012	Voestalpine AG	21,741
3,312	Wheaton Precious Metals Corp.	145,690
6,971	Yamana Gold, Inc.	37,900

		4,386,451

Mortgage Real Estate Investment Trusts (0.0%†):
3,904	AGNC Investment Corp.	50,362
10,041	Annaly Capital Management, Inc.	65,869

		116,231

Multiline Retail (0.4%):
466	Canadian Tire Corp., Class A	40,386
1,835	Dollar General Corp.	349,586
1,764	Dollar Tree, Inc.*	163,488
2,254	Dollarama, Inc.	74,990
1,700	Isetan Mitsukoshi Holdings, Ltd.	9,749
1,500	Marui Group Co., Ltd.	27,092
996	Next plc	60,302
2,600	Pan Pacific International Holdings Corp.	57,028
1,800	Ryohin Keikaku Co., Ltd.	25,478
3,653	Target Corp.	438,104

		1,246,203

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (1.0%):
4,906	AGL Energy, Ltd.	$57,845
3,348	Algonquin Power & Utilities Corp.^	43,287
1,753	Ameren Corp.	123,341
325	Atco, Ltd.	9,642
993	Canadian Utilities, Ltd., Class A	24,726
3,724	CenterPoint Energy, Inc.	69,527
2,088	CMS Energy Corp.	121,981
2,460	Consolidated Edison, Inc.	176,948
5,956	Dominion Energy, Inc.	483,508
1,387	DTE Energy Co.	149,103
16,497	E.ON SE	185,457
13,344	Engie Group*	164,695
25,941	National Grid plc	317,601
2,706	NiSource, Inc.	61,534
3,708	Public Service Enterprise Group, Inc.	182,285
3,966	RWE AG	138,734
2,101	Sempra Energy	246,300
2,567	Suez	30,054
3,874	Veolia Environnement SA	87,006
2,175	WEC Energy Group, Inc.	190,639

		2,864,213

Oil, Gas & Consumable Fuels (3.1%):
1,849	Ampol, Ltd.	37,550
143,436	BP plc	545,028
3,109	Cabot Oil & Gas Corp.	53,413
3,160	Cameco Corp.	32,405
8,471	Canadian Natural Resources, Ltd.	146,966
7,554	Cenovus Energy, Inc.	35,338
1,732	Cheniere Energy, Inc.*	83,690
13,439	Chevron Corp.	1,199,162
1,504	Concho Resources, Inc.	77,456
7,843	ConocoPhillips Co.	329,563
1,162	Diamondback Energy, Inc.	48,595
595	Enagas SA	14,523
14,625	Enbridge, Inc.	444,763
19,850	ENEOS Holdings, Inc.	70,342
18,784	ENI SpA	178,851
4,276	EOG Resources, Inc.	216,622
6,509	Equinor ASA	92,606
30,413	Exxon Mobil Corp.	1,360,068
3,919	Galp Energia SGPS SA	45,267
2,044	Hess Corp.	105,900
1,179	HollyFrontier Corp.	34,427
1,482	Idemitsu Kosan Co., Ltd.	31,446
2,002	Imperial Oil, Ltd.	32,211
7,700	INPEX Corp.	47,677
3,047	Inter Pipeline, Ltd.^	28,373
1,625	Keyera Corp.^	24,745
14,218	Kinder Morgan, Inc.	215,687
334	Koninklijke Vopak NV	17,650
1,394	Lundin Energy AB	33,555
4,665	Marathon Petroleum Corp.	174,378
3,153	Neste Oyj	123,129
6,476	Occidental Petroleum Corp.	118,511
11,878	Oil Search, Ltd.	26,149
1,126	OMV AG*	37,591
2,784	ONEOK, Inc.	92,484

See accompanying notes to the financial statements.

13

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,304	Origin Energy, Ltd.	$53,877
1,132	Parkland Corp.	28,112
3,955	Pembina Pipeline Corp.	98,890
3,093	Phillips 66	222,387
1,175	Pioneer Natural Resources Co.	114,798
10,336	Repsol SA	90,199
29,261	Royal Dutch Shell plc, Class A	465,533
26,847	Royal Dutch Shell plc, Class B	406,185
13,592	Santos, Ltd.	49,962
15,864	Snam SpA	77,154
11,148	Suncor Energy, Inc.	187,990
6,961	TC Energy Corp.	297,436
17,887	Total SA^	681,253
2,964	Valero Energy Corp.	174,342
518	Washington H. Soul Pattinson & Co., Ltd.	7,022
8,848	Williams Cos., Inc.	168,289
6,009	Woodside Petroleum, Ltd.	90,282

		9,369,832

Paper & Forest Products (0.1%):
3,676	Mondi plc	68,678
6,500	Oji Holdings Corp.	30,200
4,496	Stora Enso OYJ, Registered Shares, Class R	53,611
4,438	Svenska Cellulosa AB SCA, Class B*	52,719
3,727	UPM-Kymmene OYJ	107,545

		312,753

Personal Products (0.8%):
766	Beiersdorf AG	86,899
1,582	Estee Lauder Co., Inc. (The), Class A	298,492
3,400	Kao Corp.	269,206
200	Kobayashi Pharmaceutical Co., Ltd.	17,573
300	Kose Corp.	36,073
1,789	L’Oreal SA*	573,488
400	Pola Orbis Holdings, Inc.	6,959
2,900	Shiseido Co., Ltd.	183,886
10,641	Unilever NV	564,302
8,266	Unilever plc	445,609

		2,482,487

Pharmaceuticals (5.6%):
13,000	Astellas Pharma, Inc.	216,436
9,401	AstraZeneca plc	979,861
2,374	Bausch Health Cos., Inc.*	43,443
7,106	Bayer AG, Registered Shares	521,534
16,285	Bristol-Myers Squibb Co.	957,558
1,580	Canopy Growth Corp.*^	25,596
1,144	Catalent, Inc.*	83,855
4,500	Chugai Pharmaceutical Co., Ltd.	240,590
647	Cronos Group, Inc.*	3,899
4,000	Daiichi Sankyo Co., Ltd.	326,712
1,800	Eisai Co., Ltd.	142,698
2,689	Elanco Animal Health, Inc.*	57,679
6,157	Eli Lilly & Co.	1,010,856
35,726	GlaxoSmithKline plc	723,759
256	H. Lundbeck A/S	9,622
1,065	Hikma Pharmaceuticals plc	29,268
300	Hisamitsu Pharmaceutical Co., Inc.	16,168
283	Ipsen SA	24,028

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
421	Jazz Pharmaceuticals plc*	$46,453
18,921	Johnson & Johnson Co.	2,660,861
1,800	Kyowa Kirin Co., Ltd.^	47,234
18,196	Merck & Co., Inc.	1,407,097
969	Merck KGaA	112,326
3,851	Mylan NV*	61,924
400	Nippon Shinyaku Co., Ltd.	32,530
15,501	Novartis AG, Registered Shares	1,347,248
12,686	Novo Nordisk A/S, Class B	821,012
2,900	Ono Pharmaceutical Co., Ltd.	84,365
791	Orion OYJ, Class B	38,239
2,900	Otsuka Holdings Co., Ltd.^	126,411
974	Perrigo Co. plc	53,833
39,596	Pfizer, Inc.	1,294,789
820	Recordati SpA	40,910
5,074	Roche Holding AG	1,757,244
8,102	Sanofi	824,222
2,700	Santen Pharmaceutical Co., Ltd.	49,640
1,800	Shionogi & Co., Ltd.	112,695
1,300	Sumitomo Dainippon Pharma Co., Ltd.	17,974
300	Taisho Pharmaceutical Holdings Co., Ltd.	18,363
11,150	Takeda Pharmacuetical Co., Ltd.	398,006
8,108	Teva Pharmaceutical Industries, Ltd., ADR*	99,972
960	UCB SA	111,110
343	Vifor Pharma AG	51,554
3,438	Zoetis, Inc.	471,144

		17,500,718

Professional Services (0.9%):
1,182	Adecco SA, Registered Shares	55,396
2,096	Bureau Veritas SA	44,157
267	CoStar Group, Inc.*	189,749
907	Equifax, Inc.	155,895
6,326	Experian plc	220,609
2,805	IHS Markit, Ltd.	211,778
1,187	Intertek Group plc	79,892
2,656	Nielsen Holdings plc	39,468
1,100	Nihon M&A Center, Inc.	49,695
1,300	Persol Holdings Co., Ltd.	17,859
912	Randstad NV	40,573
9,300	Recruit Holdings Co., Ltd.	317,957
13,820	RELX plc	319,815
889	Robert Half International, Inc.	46,966
2,550	Seek, Ltd.	38,692
41	SGS SA, Registered Shares	100,071
415	Teleperformance*	105,204
1,257	Thomson Reuters Corp.	85,417
1,390	TransUnion	120,986
1,141	Verisk Analytics, Inc.	194,198
1,906	Wolters Kluwer NV	148,675

		2,583,052

Real Estate Management & Development (0.6%):
400	AEON Mall Co., Ltd.	5,307
8,052	Aroundtown SA	46,084
372	Azrieli Group	16,863
14,700	CapitaLand, Ltd.*	30,882
2,382	CBRE Group, Inc., Class A*	107,714
3,700	City Developments, Ltd.	22,424

See accompanying notes to the financial statements.

14

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
18,000	CK Asset Holdings, Ltd.	$107,039
500	Daito Trust Construction Co., Ltd.	45,946
4,200	Daiwa House Industry Co., Ltd.	99,073
2,349	Deutsche Wohnen SE	105,369
16,000	Hang Lung Properties, Ltd.	37,931
11,324	Henderson Land Development Co., Ltd.	42,884
7,400	Hongkong Land Holdings, Ltd.	30,629
2,400	Hulic Co., Ltd.^	22,735
384	Jones Lang LaSalle, Inc.	39,729
2,500	Kerry Properties, Ltd.	6,459
506	LEG Immobilien AG*	64,191
4,194	Lend Lease Group	35,983
8,500	Mitsubishi Estate Co., Ltd.	126,418
6,600	Mitsui Fudosan Co., Ltd.	116,963
11,827	New World Development Co., Ltd.	56,217
1,000	Nomura Real Estate Holdings, Inc.	18,566
24,117	Sino Land Co., Ltd.	30,367
1,900	Sumitomo Realty & Development Co., Ltd.	52,252
9,500	Sun Hung Kai Properties, Ltd.	121,074
4,000	Swire Pacific, Ltd., Class A	21,158
9,800	Swire Properties, Ltd.	24,888
556	Swiss Prime Site AG	51,373
4,600	Tokyu Fudosan Holdings Corp.	21,528
4,569	UOL Group, Ltd.	22,336
3,575	Vonovia SE*	218,974
12,000	Wharf Real Estate Investment Co., Ltd.^	57,270

		1,806,626

Road & Rail (1.3%):
68	AMERCO, Inc.	20,549
15,355	Aurizon Holdings, Ltd.	52,264
5,158	Canadian National Railway Co.	456,407
926	Canadian Pacific Railway, Ltd., Class 1	235,573
1,000	Central Japan Railway Co.	154,819
5,511	CSX Corp.	384,337
1,523	DSV PANALPINA A/S	185,819
2,200	East Japan Railway Co.	152,481
1,700	Hankyu Hanshin Holdings, Inc.	57,469
643	J.B. Hunt Transport Services, Inc.	77,379
686	Kansas City Southern	102,413
1,700	Keikyu Corp.	26,026
800	Keio Corp.	45,698
1,000	Keisei Electric Railway Co., Ltd.	31,311
1,300	Kintetsu Group Holdings Co., Ltd.	58,397
980	Knight-Swift Transportation Holdings, Inc.	40,876
1,200	Kyushu Railway Co.	31,137
11,500	MTR Corp., Ltd.	59,484
1,400	Nagoya Railroad Co., Ltd.^	39,525
600	Nippon Express Co., Ltd.	31,060
1,858	Norfolk Southern Corp.	326,209
2,200	Odakyu Electric Railway Co., Ltd.	54,082
663	Old Dominion Freight Line, Inc.	112,438
1,500	Tobu Railway Co., Ltd.	49,582
3,800	Tokyu Corp.	53,463
6,959	Uber Technologies, Inc.*	216,286
4,905	Union Pacific Corp.	829,288
1,200	West Japan Railway Co.	67,297

		3,951,669

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.8%):
8,289	Advanced Micro Devices, Inc.*	$436,084
1,500	Advantest Corp.	85,213
2,613	Analog Devices, Inc.	320,458
6,618	Applied Materials, Inc.	400,058
2,200	ASM Pacific Technology, Ltd.	23,253
3,052	ASML Holding NV	1,118,703
2,853	Broadcom, Inc.	900,435
200	Disco Corp.	48,432
9,241	Infineon Technologies AG	215,975
30,589	Intel Corp.	1,830,140
1,083	KLA Corp.	210,622
1,029	Lam Research Corp.	332,840
600	Lasertec Corp.	56,585
4,722	Marvell Technology Group, Ltd.	165,553
2,009	Maxim Integrated Products, Inc.	121,765
1,772	Microchip Technology, Inc.	186,609
7,940	Micron Technology, Inc.*	409,069
4,398	NVIDIA Corp.	1,670,844
1,935	NXP Semiconductors NV	220,667
2,979	ON Semiconductor Corp.*	59,044
871	Qorvo, Inc.*	96,272
8,161	Qualcomm, Inc.	744,365
5,800	Renesas Electronics Corp.*	29,682
700	ROHM Co., Ltd.	46,396
1,160	Skyworks Solutions, Inc.	148,318
4,874	STMicroelectronics NV	132,212
1,900	SUMCO Corp.^	29,091
1,262	Teradyne, Inc.	106,652
6,652	Texas Instruments, Inc.	844,604
1,000	Tokyo Electron, Ltd.	245,446
1,612	Xilinx, Inc.	158,605

		11,393,992

Software (6.9%):
3,453	Adobe, Inc.*	1,503,124
609	ANSYS, Inc.*	177,664
1,566	Autodesk, Inc.*	374,572
543	Avalara, Inc.*	72,268
462	AVEVA Group plc	23,385
2,273	BlackBerry, Ltd.*	11,085
2,038	Cadence Design Systems, Inc.*	195,566
922	CDK Global, Inc.	38,189
827	Check Point Software Technologies, Ltd.*	88,844
851	Citrix Systems, Inc.	125,871
145	Constellation Software, Inc.	163,747
488	Coupa Software, Inc.*	135,196
758	Crowdstrike Holdings, Inc., Class A*	76,020
289	CyberArk Software, Ltd.*	28,689
891	Dassault Systemes SA	153,545
772	Datadog, Inc., Class A*	67,125
1,249	DocuSign, Inc.*	215,090
1,830	Dropbox, Inc., Class A*	39,839
926	Dynatrace, Inc.*	37,596
214	Fair Isaac Corp.*	89,461
1,085	Fortinet, Inc.*	148,938
626	Guidewire Software, Inc.*	69,392
1,837	Intuit, Inc.	544,101
51,878	Microsoft Corp.	10,557,691

See accompanying notes to the financial statements.

15

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
423	Nemetschek SE	$29,020
456	NICE Systems, Ltd.*	86,207
3,948	NortonLifeLock, Inc.	78,289
2,075	Open Text Corp.	88,127
300	Oracle Corp.	35,404
15,984	Oracle Corp.	883,436
369	Paycom Software, Inc.*	114,290
824	PTC, Inc.*	64,099
491	RingCentral, Inc., Class A*	139,940
8,232	Sage Group plc	68,445
6,038	Salesforce.com, Inc.*	1,131,099
7,466	SAP SE	1,039,148
1,367	ServiceNow, Inc.*	553,717
2,254	Slack Technologies, Inc., Class A*^	70,077
1,133	Splunk, Inc.*	225,127
1,704	SS&C Technologies Holdings, Inc.	96,242
1,087	Synopsys, Inc.*	211,965
952	TeamViewer AG*	51,935
496	Temenos AG	76,923
299	The Trade Desk, Inc., Class A*	121,544
1,000	Trend Micro, Inc.	55,855
291	Tyler Technologies, Inc.*	100,942
611	VMware, Inc., Class A*	94,619
564	WiseTech Global, Ltd.	7,541
1,209	Workday, Inc., Class A*	226,518
794	Zoom Video Communications, Inc., Class A*^	201,311

		20,788,818

Specialty Retail (1.7%):
100	ABC-Mart, Inc.	5,851
538	Advance Auto Parts, Inc.	76,638
174	AutoZone, Inc.*	196,293
1,602	Best Buy Co, Inc.	139,807
495	Burlington Stores, Inc.*	97,480
1,237	CarMax, Inc.*	110,773
400	Fast Retailing Co., Ltd.	229,055
5,968	Hennes & Mauritz AB, Class B	86,324
100	Hikari Tsushin, Inc.	22,777
7,805	Home Depot, Inc. (The)	1,955,231
8,130	Industria de Diseno Textil SA	214,933
3,319	JD Sports Fashion plc	25,551
16,302	Kingfisher plc	44,532
5,483	Lowe’s Cos., Inc.	740,863
500	Nitori Co., Ltd.	97,941
499	O’Reilly Automotive, Inc.*	210,413
2,541	Ross Stores, Inc.	216,595
100	Shimamura Co., Ltd.	6,770
809	Tiffany & Co.	98,649
8,739	TJX Cos., Inc. (The)	441,844
779	Tractor Supply Co.	102,664
416	Ulta Beauty, Inc.*	84,623
1,700	USS Co., Ltd.	27,163
5,400	Yamada Denki Co., Ltd.	26,791

		5,259,561

Technology Hardware, Storage & Peripherals (4.2%):
31,414	Apple, Inc.	11,459,826
1,800	Brother Industries, Ltd.	32,440
7,200	Canon, Inc.^	143,263

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,173	Dell Technologies, Inc., Class C*	$64,445
2,700	FUJIFILM Holdings Corp.	115,545
9,644	Hewlett Packard Enterprise Co.	93,836
10,023	HP, Inc.	174,701
1,205	Logitech International SA, Class R	78,592
1,900	NEC Corp.	91,131
1,453	NetApp, Inc.	64,470
5,000	Ricoh Co., Ltd.	35,685
1,811	Seagate Technology plc	87,671
2,200	Seiko Epson Corp.	25,177
2,210	Western Digital Corp.	97,572

		12,564,354

Textiles, Apparel & Luxury Goods (1.2%):
1,344	Adidas AG*	351,587
3,081	Burberry Group plc	60,959
3,656	Cie Financiere Richemont SA	232,872
1,539	Gildan Activewear, Inc.	23,844
235	Hermes International SA	196,120
536	Kering	291,115
907	Lululemon Athletica, Inc.*	282,993
1,997	LVMH Moet Hennessy Louis Vuitton SA	874,611
1,454	Moncler SpA	55,513
8,975	Nike, Inc., Class B	879,999
779	Pandora A/S	42,294
629	Puma SE*	48,502
400	Ralph Lauren Corp.	29,008
196	Swatch Group AG (The), Class B	39,063
199	Swatch Group AG (The), Registered Shares	7,773
2,476	VF Corp.	150,887

		3,567,140

Tobacco (0.8%):
13,161	Altria Group, Inc.	516,569
16,717	British American Tobacco plc	642,185
6,692	Imperial Brands plc, Class A	127,416
8,900	Japan Tobacco, Inc.	165,152
11,068	Philip Morris International, Inc.	775,424
1,251	Swedish Match AB, Class B	87,868

		2,314,614

Trading Companies & Distributors (0.5%):
941	AerCap Holdings NV*	28,983
2,947	Ashtead Group plc	99,051
1,146	Brenntag AG	60,157
2,436	Bunzl plc	65,300
3,915	Fastenal Co.	167,719
1,670	Ferguson plc	136,592
1,243	HD Supply Holdings, Inc.*	43,070
9,200	Itochu Corp.	198,151
11,800	Marubeni Corp.	53,383
10,000	Mitsubishi Corp.	210,559
12,100	Mitsui & Co., Ltd.	178,947
1,000	MonotaRo Co., Ltd.	40,059
8,100	Sumitomo Corp.	92,771
1,600	Toyota Tsushu Corp.	40,526
576	United Rentals, Inc.*	85,847
345	W.W. Grainger, Inc.	108,385

		1,609,500

See accompanying notes to the financial statements.

16

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.2%):
534	Aena SME SA*	$71,084
215	Aeroports de Paris	22,041
3,673	Atlantia SpA*	58,904
7,444	Auckland International Airport, Ltd.	31,484
155	Fraport AG^	6,753
3,224	Getlink SE	46,460
400	Japan Airport Terminal Co., Ltd.	17,039
500	Kamigumi Co., Ltd.	9,807
8,491	Sydney Airport	33,282
19,947	Transurban Group	194,727

		491,581

Water Utilities (0.1%):
1,322	American Water Works Co., Inc.	170,088
1,615	Essential Utilities, Inc.	68,218
1,771	Severn Trent plc	54,328
5,043	United Utilities Group plc	56,797

		349,431

Wireless Telecommunication Services (0.7%):
12,100	KDDI Corp.	362,843
8,600	NTT DoCoMo, Inc.	229,449
2,374	Rogers Communications, Inc., Class B	95,404
14,000	Softbank Corp.	178,221
11,300	SoftBank Group Corp.	569,462
3,563	Tele2 AB	47,207
3,832	T-Mobile USA, Inc.*	399,103
185,322	Vodafone Group plc	295,458

		2,177,147

Total Common Stocks (Cost $280,608,764)		299,867,958

Preferred Stocks (0.1%):
Automobiles (0.1%):
468	Bayerische Motoren Werke AG (BMW), 5.85%, 5/15/20	22,647

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Automobiles, continued
966	Porsche Automobil Holding SE, 4.33%, 5/20/20*	$55,357
1,365	Volkswagen AG, 3.61%, 5/8/20*	206,409

		284,413

Household Products (0.0%†):
1,254	Henkel AG & Co. KGaA, 2.24%, 4/21/20	116,569

Total Preferred Stocks (Cost $462,820)		400,982

Rights (0.0%†):
Construction & Engineering (0.0%†):
2,103	ACS Actividades de Construccion y Servicios SA, Expires on 7/8/20*	3,280

Diversified Telecommunication Services (0.0%†):
34,230	Telefonica SA, Expires on 7/2/20*^	6,734

Oil, Gas & Consumable Fuels (0.0%†):
10,336	Repsol SA, Expires on 7/7/20*	5,031

Wireless Telecommunication Services (0.0%†):
3,027	T-Mobile USA, Inc., Expires on 7/28/20*	509

Total Rights (Cost $16,427)		15,554

Short-Term Securities Held as Collateral for Securities on Loan (1.3%):
3,993,887	BlackRock Liquidity FedFund, Institutional Class, 1.81%(a)(b)	3,993,887

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,993,887)		3,993,887

Total Investment Securities (Cost $285,081,898) — 100.8%		304,278,381
Net other assets (liabilities) — (0.8)%		(2,459,703)

Net Assets — 100.0%		$301,818,678

Percentages indicated are based on net assets as of June 30, 2020.

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $3,819,269.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(b)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

17

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2020:

(Unaudited)

Country	Percentage

Argentina	0.1%

Australia	2.2%

Austria	0.1%

Belgium	0.3%

Bermuda	0.2%

Canada	3.2%

China	— %†

Denmark	0.7%

Finland	0.4%

France	3.2%

Germany	2.8%

Hong Kong	1.0%

Ireland	0.9%

Isle of Man	— %†

Israel	0.2%

Country	Percentage

Italy	0.7%

Japan	7.9%

Liberia	— %†

Luxembourg	— %†

Netherlands	1.5%

New Zealand	0.1%

Norway	0.2%

Panama	— %†

Portugal	0.1%

Singapore	0.3%

Spain	0.7%

Sweden	0.9%

Switzerland	3.4%

United Kingdom	4.8%
United States	64.1%

100.0%

†	Represents less than 0.05%.

Futures Contracts

Cash of $175,129 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)	9/18/20	7	$253,452	$3,160
FTSE 100 Index September Futures (British Pounds)	9/18/20	2	152,322	(1,509)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	8	1,236,080	15,482
SGX Nikkei 225 Index September Futures (Japanese Yen)	9/10/20	2	206,187	2,683

				$19,816

See accompanying notes to the financial statements.

18

AZL MSCI Global Equity Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$283,957,358
Investments in affiliates, at cost	1,124,540

Investment securities, at value(a)	$303,065,634
Investments in affiliates, at value	1,212,747
Segregated cash for collateral for futures contracts	175,129
Interest and dividends receivable	293,205
Foreign currency, at value (cost $566,633)	568,582
Receivable for investments sold	1,272,901
Receivable for variation margin on futures contracts	17,687
Reclaims receivable	235,373
Prepaid expenses	114

Total Assets	306,841,372

Liabilities:
Cash overdraft	119,574
Payable for investments purchased	277,546
Payable for capital shares redeemed	416,709
Payable for collateral received on loaned securities	3,993,887
Manager fees payable	77,591
Administration fees payable	7,901
Distribution fees payable	62,573
Custodian fees payable	15,333
Administrative and compliance services fees payable	714
Transfer agent fees payable	1,445
Trustee fees payable	4,474
Other accrued liabilities	44,947

Total Liabilities	5,022,694

Net Assets	$301,818,678

Net Assets Consist of:
Paid in capital	$279,130,203
Total distributable earnings	22,688,475

Net Assets	$301,818,678

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,597,361
Net Asset Value (offering and redemption price per share)	$11.79

(a)	Includes securities on loan of $3,819,269.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from non-affiliates	$3,669,772
Dividends from affiliates	39,394
Income from securities lending	13,901
Foreign withholding tax	(199,022)

Total Investment Income	3,524,045

Expenses:
Manager fees	1,049,029
Administration fees	57,249
Distribution fees	374,653
Custodian fees	31,645
Administrative and compliance services fees	2,611
Transfer agent fees	2,599
Trustee fees	8,132
Professional fees	7,372
Shareholder reports	4,463
Other expenses	70,275

Total expenses before reductions	1,608,028
Less expenses voluntarily waived/reimbursed by the Manager	(584,456)

Net expenses	1,023,572

Net Investment Income/(Loss)	2,500,473

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	6,181,171
Net realized gains/(losses) on affiliated transactions	36,749
Net realized gains/(losses) on futures contracts	802,004
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(26,774,735)
Change in net unrealized appreciation/depreciation on affiliated transactions	(117,217)
Change in net unrealized appreciation/depreciation on futures contracts	13,733

Net realized and Change in net unrealized gains/losses on investments	(19,858,295)

Change in Net Assets Resulting From Operations	$(17,357,822)

See accompanying notes to the financial statements.

19

AZL MSCI Global Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,500,473	$2,547,496
Net realized gains/(losses) on investments	7,019,924	2,248,636
Change in unrealized appreciation/depreciation on investments	(26,878,219)	33,469,897

Change in net assets resulting from operations	(17,357,822)	38,266,029

Distributions to Shareholders:
Distributions	—	(2,286,543)

Change in net assets resulting from distributions to shareholders	—	(2,286,543)

Capital Transactions:
Proceeds from shares issued	37,898,097	183,461,714
Proceeds from dividends reinvested	—	2,286,544
Value of shares redeemed	(49,859,646)	(18,449,808)

Change in net assets resulting from capital transactions	(11,961,549)	167,298,450

Change in net assets	(29,319,371)	203,277,936
Net Assets:
Beginning of period	331,138,049	127,860,113

End of period	$301,818,678	$331,138,049

Share Transactions:
Shares issued	3,775,443	15,006,552
Dividends reinvested	—	200,048
Shares redeemed	(4,572,591)	(1,563,140)

Change in shares	(797,148)	13,643,460

See accompanying notes to the financial statements.

20

AZL MSCI Global Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$12.55		$10.03	$11.22	$9.36	$9.71		$11.51

Investment Activities:
Net Investment Income/(Loss)	0.09	(a)	0.19 (a)	0.21	0.20	0.20		0.23
Net Realized and Unrealized Gains/(Losses) on Investments	(0.85)		2.52	(1.19)	1.86	(0.30)		(1.66)

Total from Investment Activities	(0.76)		2.71	(0.98)	2.06	(0.10)		(1.43)

Distributions to Shareholders From:
Net Investment Income	—		(0.19)	(0.21)	(0.20)	(0.25)		(0.31)
Net Realized Gains	—		—	—	—	—		(0.06)

Total Dividends	—		(0.19)	(0.21)	(0.20)	(0.25)		(0.37)

Net Asset Value, End of Period	$11.79		$12.55	$10.03	$11.22	$9.36		$9.71

Total Return(b)	(6.06	)%(c)	27.25%	(8.94)%	22.18%	(0.93)%		(12.57)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$301,819		$331,138	$127,860	$153,857	$147,265		$117,211
Net Investment Income/(Loss)(d)	1.67%		1.68%	1.67%	1.62%	2.75%		1.80%
Expenses Before Reductions(d)(e)	1.07%		1.12%	1.14%	1.16%	1.20%		1.24%
Expenses Net of Reductions(d)	0.68%		0.73%	0.75%	0.77%	1.10%		1.24%
Portfolio Turnover Rate	11	%(c)	9%	4%	4%	135	%(f)	50%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

21

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global Equity Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

22

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,393 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,993,887 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margindisclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $4.0 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$21,325	Payable for variation margin on futures contracts*	$1,509

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$802,004	$13,733

23

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MSCI Global Equity Index Fund	0.70%	0.80%

*	The Manager voluntarily reduced the management fee to 0.31% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

At June 30, 2020, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Capital Gains Distributions

Allianz SE, Registered Shares	$767,690	$60,270	$(81,606)	$18,112	$(147,497)	$616,969	3,025	$32,319	$—
BlackRock Inc., Class A	430,814	173,916	(57,869)	18,637	30,280	595,778	1,095	7,075	—

	$1,198,504	$234,186	$(139,475)	$36,749	$(117,217)	$1,212,747	4,120	$39,394	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $1,247 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

24

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$206,614,203	$93,253,755	$—	$299,867,958
Preferred Stocks+	—	400,982	—	400,982
Rights+	15,554	—	—	15,554
Short-Term Securities Held as Collateral for Securities on Loan	3,993,887	—	—	3,993,887

Total Investment Securities	210,623,644	93,654,737	—	304,278,381

Other Financial Instruments:*
Futures Contracts	19,816	—	—	19,816

Total Investments	$210,643,460	$93,654,737	$—	$304,298,197

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Global Equity Index Fund	$34,099,408	$42,923,734

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing orimproper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

25

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $286,091,150. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$50,143,927
Unrealized (depreciation)	(4,580,112)

Net unrealized appreciation/(depreciation)	$45,563,815

As of the end of its tax year ended December 31, 2019, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

During the year ended December 31, 2019, the Fund utilized $2,293,539 in CLCFs to offset capital gains.

CLCF’s not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MSCI Global Equity Index Fund	$8,203,889	$—	$8,203,889

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Global Equity Index Fund	$2,286,544	$—	$2,286,544

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Global Equity Index Fund	$2,672,796	$—	$(8,203,889)	$45,577,390	$40,046,297

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, mark-to-market of futures contracts and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

26

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

27

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

28

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

29

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

Statement Regarding the Trust’s Liquidity Risk Management Program Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,094.20	$2.19	0.42%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,092.50	$3.49	0.67%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,022.77	$2.11	0.42%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,021.53	$3.37	0.67%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	43.5%

Consumer Discretionary	15.3

Health Care	14.8

Communication Services	10.9

Consumer Staples	4.8

Industrials	4.6

Financials	2.1

Real Estate	2.0

Materials	0.8

Private Placements	0.6

Energy	0.1

Utilities	— †

Total Common Stocks and Private Placements	99.5

Unaffiliated Investment Companies	0.6

Short-Term Securities Held as Collateral for Securities on Loan	0.3

Total Investment Securities	100.4

Net other assets (liabilities)	(0.4)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (1.1%):
3,977	Axon Enterprise, Inc.*	$390,263
3,870	BWX Technologies, Inc.	219,197
2,434	HEICO Corp.	242,548
4,265	HEICO Corp., Class A	346,489
241	Huntington Ingalls Industries, Inc.	42,052
15,881	Lockheed Martin Corp.	5,795,295
2,855	Mercury Systems, Inc.*	224,574
9,238	Northrop Grumman Corp.	2,840,131
745	TransDigm Group, Inc.	329,327
3,313	Virgin Galactic Holdings, Inc.*	54,134

		10,484,010

Air Freight & Logistics (0.4%):
1,337	C.H. Robinson Worldwide, Inc.	105,703
6,692	Expeditors International of Washington, Inc.	508,860
29,956	United Parcel Service, Inc., Class B	3,330,508
292	XPO Logistics, Inc.*	22,557

		3,967,628

Automobiles (1.1%):
9,491	Tesla, Inc.*	10,248,477

Beverages (1.9%):
557	Boston Beer Co., Inc. (The), Class A*^	298,914
2,204	Brown-Forman Corp., Class A	126,884
9,861	Brown-Forman Corp., Class B	627,751
146,065	Coca-Cola Co. (The)	6,526,184
23,732	Monster Beverage Corp.*	1,645,102
65,577	PepsiCo, Inc.	8,673,215

		17,898,050

Biotechnology (4.2%):
106,285	AbbVie, Inc.	10,435,062
7,025	ACADIA Pharmaceuticals, Inc.*	340,502
2,772	Acceleron Pharma, Inc.*	264,088
480	Agios Pharmaceuticals, Inc.*	25,670
2,105	Alexion Pharmaceuticals, Inc.*	236,265
7,343	Alnylam Pharmaceuticals, Inc.*	1,087,572
37,780	Amgen, Inc.	8,910,791
3,165	Biogen, Inc.*	846,796
10,497	BioMarin Pharmaceutical, Inc.*	1,294,700
1,860	Bluebird Bio, Inc.*	113,534
8,277	Exact Sciences Corp.*	719,602
7,051	Exelixis, Inc.*	167,391
3,760	Global Blood Therapeutics, Inc.*	237,369
13,230	Immunomedics, Inc.*	468,871
11,701	Incyte Corp.*	1,216,553
4,129	Ionis Pharmaceuticals, Inc.*	243,446
8,689	Iovance Biotherapeutics, Inc.*	238,513
17,261	Moderna, Inc.*	1,108,329
5,909	Neurocrine Biosciences, Inc.*	720,898
6,205	Regeneron Pharmaceuticals, Inc.*	3,869,748
3,355	Repligen Corp.*	414,712
243	Sage Therapeutics, Inc.*	10,104
4,781	Sarepta Therapeutics, Inc.*	766,586
7,819	Seattle Genetics, Inc.*	1,328,604
16,704	Vertex Pharmaceuticals, Inc.*	4,849,338

		39,915,044

Shares		Fair Value
Common Stocks, continued
Building Products (0.2%):
4,048	Allegion plc	$413,787
1,132	Armstrong World Industries, Inc.	88,251
20,036	Carrier Global Corp.	445,200
3,715	Trex Co., Inc.*	483,210

		1,430,448

Capital Markets (1.3%):
5,435	Apollo Global Management, Inc.	271,315
6,300	Ares Management Corp., Class A	250,110
1,546	Cboe Global Markets, Inc.	144,211
2,386	FactSet Research Systems, Inc.	783,729
12,356	Intercontinental Exchange, Inc.	1,131,810
398	LPL Financial Holdings, Inc.	31,203
2,369	MarketAxess Holdings, Inc.	1,186,679
10,449	Moody’s Corp.	2,870,654
1,031	Morningstar, Inc.	145,340
5,320	MSCI, Inc., Class A	1,775,922
9,143	S&P Global, Inc.	3,012,437
3,830	T. Rowe Price Group, Inc.	473,005
4,482	Tradeweb Markets, Inc., Class A	260,583
3,572	Virtu Financial, Inc., Class A	84,299

		12,421,297

Chemicals (0.6%):
1,801	Air Products & Chemicals, Inc.	434,869
3,189	Ecolab, Inc.	634,452
1,639	FMC Corp.	163,277
341	NewMarket Corp.	136,564
6,866	RPM International, Inc.	515,362
2,432	Scotts Miracle-Gro Co. (The)	327,031
5,301	Sherwin Williams Co.	3,063,182
1,292	W.R. Grace & Co.	65,647

		5,340,384

Commercial Services & Supplies (0.4%):
5,026	Cintas Corp.	1,338,725
13,054	Copart, Inc.*	1,087,007
2,053	IAA, Inc.*	79,184
517	MSA Safety, Inc.	59,165
8,153	Rollins, Inc.	345,606
3,504	Waste Management, Inc.	371,109

		3,280,796

Communications Equipment (0.3%):
3,095	Arista Networks, Inc.*	650,043
512	Lumentum Holdings, Inc.*	41,692
1,115	Motorola Solutions, Inc.	156,245
6,282	Palo Alto Networks, Inc.*	1,442,787
521	Ubiquiti, Inc.^	90,946

		2,381,713

Construction & Engineering (0.0%†):
1,458	Quanta Services, Inc.	57,197

Consumer Finance (0.0%†):
43	Credit Acceptance Corp.*^	18,017
5,532	SLM Corp.	38,890

		56,907

Containers & Packaging (0.2%):
15,465	Amcor plc	157,898
2,203	Avery Dennison Corp.	251,340

See accompanying notes to the financial statements.

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
19,192	Ball Corp.	$1,333,652
2,893	Berry Global Group, Inc.*	128,218
858	Crown Holdings, Inc.*	55,882
3,878	Graphic Packaging Holding Co.	54,253

		1,981,243

Distributors (0.1%):
2,481	Pool Corp.	674,509

Diversified Consumer Services (0.1%):
2,567	Bright Horizons Family Solutions, Inc.*	300,852
7,777	Chegg, Inc.*	523,081
920	Frontdoor, Inc.*	40,784
8,712	H&R Block, Inc.	124,407

		989,124

Electrical Equipment (0.2%):
6,787	Enphase Energy, Inc.*	322,858
3,580	Generac Holdings, Inc.*	436,509
3,621	Rockwell Automation, Inc.	771,273
12,801	Vertiv Holdings Co.*	173,582

		1,704,222

Electronic Equipment, Instruments & Components (0.4%):
11,004	Amphenol Corp., Class A	1,054,293
9,116	CDW Corp.	1,059,097
10,543	Cognex Corp.	629,628
1,280	Coherent, Inc.*	167,654
532	Dolby Laboratories, Inc., Class A	35,043
163	IPG Photonics Corp.*	26,144
2,038	Jabil, Inc.	65,379
4,039	Keysight Technologies, Inc.*	407,050
2,985	Zebra Technologies Corp., Class A*	764,011

		4,208,299

Entertainment (1.9%):
19,403	Activision Blizzard, Inc.	1,472,687
2,551	Electronic Arts, Inc.*	336,860
9,112	Live Nation Entertainment, Inc.*	403,935
27,295	Netflix, Inc.*	12,420,316
8,414	Spotify Technology SA*	2,172,411
6,682	Take-Two Interactive Software, Inc.*	932,607
2,489	World Wrestling Entertainment, Inc., Class A	108,147
46,901	Zynga, Inc.*	447,436

		18,294,399

Equity Real Estate Investment Trusts (2.0%):
28,310	American Tower Corp.	7,319,267
1,273	Americold Realty Trust	46,210
3,579	Brookfield Property REIT, Inc., Class A^	35,647
1,628	Coresite Realty Corp.	197,086
24,947	Crown Castle International Corp.	4,174,880
5,640	Equinix, Inc.	3,960,972
4,580	Equity Lifestyle Properties, Inc.	286,158
5,868	Extra Space Storage, Inc.	542,027
10,766	Iron Mountain, Inc.^	280,993
6,339	Public Storage, Inc.	1,216,391
959	SBA Communications Corp.	285,705
15,405	Simon Property Group, Inc.	1,053,394

		19,398,730

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.0%):
25,014	Costco Wholesale Corp.	$7,584,496
2,385	Grocery Outlet Holding Corp.*	97,308
6,382	Sprouts Farmers Market, Inc.*	163,315
22,193	Sysco Corp.	1,213,069

		9,058,188

Food Products (0.3%):
2,641	Beyond Meat, Inc.*	353,841
5,132	Campbell Soup Co.	254,701
7,300	Hershey Co. (The)	946,226
5,459	Kellogg Co.	360,622
2,243	Lamb Weston Holdings, Inc.	143,395
4,588	McCormick & Co.	823,133
1,200	Pilgrim’s Pride Corp.*	20,268

		2,902,186

Health Care Equipment & Supplies (2.9%):
42,611	Abbott Laboratories	3,895,924
2,837	ABIOMED, Inc.*	685,306
5,017	Align Technology, Inc.*	1,376,865
13,690	Baxter International, Inc.	1,178,709
371	Cooper Cos., Inc. (The)	105,230
5,913	DexCom, Inc.*	2,397,130
39,675	Edwards Lifesciences Corp.*	2,741,939
2,985	Haemonetics Corp.*	267,337
501	Hill-Rom Holdings, Inc.	55,000
11,482	Hologic, Inc.*	654,474
334	ICU Medical, Inc.*	61,560
5,407	IDEXX Laboratories, Inc.*	1,785,175
4,049	Insulet Corp.*	786,559
7,428	Intuitive Surgical, Inc.*	4,232,697
3,080	Masimo Corp.*	702,209
6,385	Novocure, Ltd.*	378,631
2,049	Penumbra, Inc.*	366,402
2,387	Quidel Corp.*	534,067
9,212	ResMed, Inc.	1,768,704
310	Steris plc	47,566
7,267	Stryker Corp.	1,309,441
3,347	Tandem Diabetes Care, Inc.*	331,085
1,877	Teleflex, Inc.	683,190
734	Varian Medical Systems, Inc.*	89,930
4,716	West Pharmaceutical Services, Inc.	1,071,334

		27,506,464

Health Care Providers & Services (2.6%):
2,030	Amedisys, Inc.*	403,036
4,494	AmerisourceBergen Corp.	452,860
4,189	Anthem, Inc.	1,101,623
18,796	Cardinal Health, Inc.	980,963
10,898	Centene Corp.*	692,568
993	Chemed Corp.	447,913
6,339	Cigna Corp.	1,189,513
886	DaVita, Inc.*	70,118
2,886	Encompass Health Corp.	178,730
4,771	Guardant Health, Inc.*	387,071
9,075	HCA Healthcare, Inc.	880,820
3,210	Humana, Inc.	1,244,678
345	Laboratory Corp. of America Holdings*	57,308
7,737	McKesson Corp.	1,187,011

See accompanying notes to the financial statements.

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,533	Molina Healthcare, Inc.*	$450,823
50,479	UnitedHealth Group, Inc.	14,888,781

		24,613,816

Health Care Technology (0.5%):
19,555	Cerner Corp.	1,340,495
11,400	Change Healthcare, Inc.*	127,680
3,461	Livongo Health, Inc.*^	260,233
4,289	Teladoc Health, Inc.*	818,513
8,585	Veeva Systems, Inc., Class A*	2,012,495

		4,559,416

Hotels, Restaurants & Leisure (0.9%):
1,790	Chipotle Mexican Grill, Inc.*	1,883,724
2,503	Domino’s Pizza, Inc.	924,708
4,157	Dunkin’ Brands Group, Inc.	271,161
9,326	Las Vegas Sands Corp.	424,706
6,872	McDonald’s Corp.	1,267,678
2,924	Planet Fitness, Inc., Class A*	177,107
43,407	Starbucks Corp.	3,194,321
205	Vail Resorts, Inc.	37,341
10,870	Wendy’s Co. (The)	236,749
1,553	Wynn Resorts, Ltd.	115,683
1,598	Yum China Holdings, Inc.	76,816
1,453	Yum! Brands, Inc.	126,280

		8,736,274

Household Durables (0.1%):
22	NVR, Inc.*	71,693
6,535	Roku, Inc.*	761,523
2,443	Tempur Sealy International, Inc.*	175,774

		1,008,990

Household Products (1.2%):
15,799	Church & Dwight Co., Inc.	1,221,263
5,792	Clorox Co. (The)	1,270,591
3,163	Energizer Holdings, Inc.	150,211
69,916	Procter & Gamble Co. (The)	8,359,856
904	Reynolds Consumer Products, Inc.	31,405

		11,033,326

Independent Power and Renewable Electricity Producers (0.0%†):
5,422	NRG Energy, Inc.	176,540

Industrial Conglomerates (0.4%):
23,835	3M Co.	3,718,021
933	Roper Technologies, Inc.	362,247

		4,080,268

Insurance (0.8%):
79	Alleghany Corp.	38,642
14,752	Aon plc, Class A	2,841,235
385	Axis Capital Holdings, Ltd.	15,616
970	Brown & Brown, Inc.	39,537
912	Erie Indemnity Co., Class A	175,013
1,534	Lincoln National Corp.	56,436
25,262	Marsh & McLennan Cos., Inc.	2,712,381
1,603	Primerica, Inc.	186,910
10,672	Progressive Corp. (The)	854,934
1,005	RenaissanceRe Holdings, Ltd.	171,885

		7,092,589

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (8.4%):
14,971	Alphabet, Inc., Class A*	$21,229,627
14,778	Alphabet, Inc., Class C*	20,890,329
154,307	Facebook, Inc., Class A*	35,038,489
4,819	IAC/InterActiveCorp.*	1,558,465
3,538	Match Group, Inc.*^	378,743
21,427	Pinterest, Inc., Class A*	475,037
958	Zillow Group, Inc., Class C*	55,190

		79,625,880

Internet & Direct Marketing Retail (8.7%):
27,244	Amazon.com, Inc.*	75,161,292
2,630	Booking Holdings, Inc.*	4,187,854
39,234	eBay, Inc.	2,057,823
7,583	Etsy, Inc.*	805,542
973	Expedia Group, Inc.	79,981
567	Grubhub, Inc.*	39,860
3,846	Wayfair, Inc., Class A*^	760,008

		83,092,360

IT Services (8.6%):
41,028	Accenture plc, Class C	8,809,532
8,443	Akamai Technologies, Inc.*	904,161
23,786	Automatic Data Processing, Inc.	3,541,498
9,279	Black Knight, Inc.*	673,284
8,841	Booz Allen Hamilton Holding Corp.	687,741
7,352	Broadridge Financial Solutions, Inc.	927,749
257	CACI International, Inc., Class A*	55,738
2,623	Cognizant Technology Solutions Corp., Class A	149,039
291	CoreLogic, Inc.	19,561
3,415	EPAM Systems, Inc.*	860,614
4,680	Fastly, Inc., Class A*^	398,408
10,594	Fiserv, Inc.*	1,034,186
5,299	FleetCor Technologies, Inc.*	1,332,857
5,559	Gartner, Inc.*	674,473
4,688	Genpact, Ltd.	171,206
10,636	GoDaddy, Inc., Class A*	779,938
3,907	Jack Henry & Associates, Inc.	719,005
838	Leidos Holdings, Inc.	78,495
56,699	MasterCard, Inc., Class A	16,765,895
2,678	MongoDB, Inc.*	606,139
7,390	Okta, Inc.*	1,479,700
16,294	Paychex, Inc.	1,234,271
75,593	PayPal Holdings, Inc.*	13,170,568
479	Science Applications International Corp.	37,209
23,237	Square, Inc., Class A*	2,438,491
9,970	StoneCo, Ltd., Class A*	386,437
5,671	Switch, Inc., Class A	101,057
5,689	Teradata Corp.*	118,331
6,939	Twilio, Inc., Class A*	1,522,555
3,977	VeriSign, Inc.*	822,563
108,515	Visa, Inc., Class A	20,961,844
5,424	Western Union Co.	117,267
239	WEX, Inc.*	39,437

		81,619,249

Leisure Products (0.0%†):
13,710	Mattel, Inc.*	132,576
1,526	Peloton Interactive, Inc., Class A*	88,157
384	Polaris, Inc.	35,539

		256,272

See accompanying notes to the financial statements.

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (1.4%):
3,495	10X Genomics, Inc., Class A*	$312,138
4,569	Adaptive Biotechnologies Corp.*	221,048
1,730	Agilent Technologies, Inc.	152,880
26,459	Avantor, Inc.*	449,803
2,193	Bio-Techne Corp.	579,106
2,819	Bruker Corp.	114,677
2,783	Charles River Laboratories International, Inc.*	485,216
9,441	Illumina, Inc.*	3,496,475
4,619	IQVIA Holdings, Inc.*	655,344
1,425	Mettler-Toledo International, Inc.*	1,147,909
1,357	PerkinElmer, Inc.	133,108
3,348	PPD, Inc.*	89,726
3,453	PRA Health Sciences, Inc.*	335,942
14,922	Thermo Fisher Scientific, Inc.	5,406,838
291	Waters Corp.*	52,496

		13,632,706

Machinery (0.3%):
4,682	Allison Transmission Holdings, Inc.	172,204
840	Donaldson Co., Inc.	39,077
5,304	Graco, Inc.	254,539
8,972	Illinois Tool Works, Inc.	1,568,754
1,561	Lincoln Electric Holdings, Inc.	131,499
3,002	Nordson Corp.	569,509
6,151	Toro Co. (The)	408,057

		3,143,639

Media (0.6%):
20,787	Altice USA, Inc., Class A*	468,539
326	Cable One, Inc.	578,601
8,667	Charter Communications, Inc., Class A*	4,420,516
1,288	Liberty Media Corp.-Liberty SiriusXM, Class C*	44,372
1,900	Nexstar Media Group, Inc., Class A	159,011
45,599	Sirius XM Holdings, Inc.	267,666

		5,938,705

Metals & Mining (0.0%†):
3,015	Royal Gold, Inc.	374,825

Multiline Retail (0.4%):
16,146	Dollar General Corp.	3,075,975
7,083	Dollar Tree, Inc.*	656,452
2,921	Ollie’s Bargain Outlet Holdings, Inc.*	285,236

		4,017,663

Oil, Gas & Consumable Fuels (0.1%):
14,866	Cheniere Energy, Inc.*	718,326
1,324	Equitrans Midstream Corp.	11,002

		729,328

Personal Products (0.3%):
12,742	Estee Lauder Co., Inc. (The), Class A	2,404,161
888	Herbalife Nutrition, Ltd.*	39,942

		2,444,103

Pharmaceuticals (3.2%):
52,899	Bristol-Myers Squibb Co.	3,110,461
54,218	Eli Lilly & Co.	8,901,511
10,927	Horizon Therapeutics plc*	607,323
22,725	Johnson & Johnson Co.	3,195,817
142,124	Merck & Co., Inc.	10,990,449

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,363	Reata Pharmaceuticals, Inc., Class A*	$212,655
27,684	Zoetis, Inc.	3,793,815

		30,812,031

Professional Services (0.7%):
2,472	CoStar Group, Inc.*	1,756,776
5,727	Equifax, Inc.	984,357
13,763	IHS Markit, Ltd.	1,039,106
11,091	TransUnion	965,361
10,192	Verisk Analytics, Inc.	1,734,678

		6,480,278

Road & Rail (0.8%):
1,566	J.B. Hunt Transport Services, Inc.	188,452
2,064	Landstar System, Inc.	231,808
5,403	Old Dominion Freight Line, Inc.	916,295
67,482	Uber Technologies, Inc.*	2,097,341
22,286	Union Pacific Corp.	3,767,894

		7,201,790

Semiconductors & Semiconductor Equipment (5.4%):
69,593	Advanced Micro Devices, Inc.*	3,661,288
2,891	Analog Devices, Inc.	354,552
58,794	Applied Materials, Inc.	3,554,097
23,819	Broadcom, Inc.	7,517,515
7,729	Entegris, Inc.	456,397
3,071	Inphi Corp.*	360,843
9,978	KLA Corp.	1,940,521
9,302	Lam Research Corp.	3,008,825
5,809	Maxim Integrated Products, Inc.	352,083
11,317	Microchip Technology, Inc.	1,191,793
2,640	MKS Instruments, Inc.	298,954
2,796	Monolithic Power Systems, Inc.	662,652
37,935	NVIDIA Corp.	14,411,887
72,442	Qualcomm, Inc.	6,607,435
3,139	SolarEdge Technologies, Inc.*	435,630
10,628	Teradyne, Inc.	898,172
29,424	Texas Instruments, Inc.	3,735,965
2,747	Universal Display Corp.	411,006
15,699	Xilinx, Inc.	1,544,625

		51,404,240

Software (18.5%):
1,331	2u, Inc.*	50,525
30,964	Adobe, Inc.*	13,478,939
3,383	Alteryx, Inc., Class A*	555,759
8,372	Anaplan, Inc.*	379,335
5,506	ANSYS, Inc.*	1,606,265
3,937	Aspen Technology, Inc.*	407,913
8,031	Atlassian Corp. plc, Class A*	1,447,748
9,382	Autodesk, Inc.*	2,244,081
4,941	Avalara, Inc.*	657,598
1,033	Bill.com Holdings, Inc.*	93,187
17,719	Cadence Design Systems, Inc.*	1,700,315
994	CDK Global, Inc.	41,171
4,780	Ceridian HCM Holding, Inc.*	378,911
2,154	Citrix Systems, Inc.	318,598
7,004	Cloudflare, Inc., Class A*	251,794
4,267	Coupa Software, Inc.*	1,182,130
5,380	Crowdstrike Holdings, Inc., Class A*	539,560

See accompanying notes to the financial statements.

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
9,795	Datadog, Inc., Class A*	$851,675
11,331	DocuSign, Inc.*	1,951,312
15,766	Dropbox, Inc., Class A*	343,226
9,755	Dynatrace, Inc.*	396,053
3,511	Elastic NV*	323,749
2,203	Everbridge, Inc.*	304,807
1,798	Fair Isaac Corp.*	751,636
3,182	FireEye, Inc.*	38,741
3,965	Five9, Inc.*	438,807
8,543	Fortinet, Inc.*	1,172,698
2,323	Globant SA*	348,102
1,014	Guidewire Software, Inc.*	112,402
2,659	HubSpot, Inc.*	596,547
16,171	Intuit, Inc.	4,789,688
3,707	Manhattan Associates, Inc.*	349,199
5,260	Medallia, Inc.*^	132,762
481,215	Microsoft Corp.	97,932,065
2,858	New Relic, Inc.*	196,916
35,837	NortonLifeLock, Inc.	710,648
11,447	Nutanix, Inc., Class A*	271,351
111,796	Oracle Corp.	6,178,965
4,400	Pagerduty, Inc.*^	125,928
3,166	Paycom Software, Inc.*	980,605
2,223	Paylocity Holding Corp.*	324,313
2,280	Pegasystems, Inc.	230,668
6,009	Pluralsight, Inc., Class A*	108,462
3,624	Proofpoint, Inc.*	402,699
6,703	PTC, Inc.*	521,426
4,730	RealPage, Inc.*	307,497
4,910	RingCentral, Inc., Class A*	1,399,399
51,677	Salesforce.com, Inc.*	9,680,652
12,195	ServiceNow, Inc.*	4,939,707
24,091	Slack Technologies, Inc., Class A*	748,989
7,095	Smartsheet, Inc.*	361,277
10,218	Splunk, Inc.*	2,030,317
3,017	SS&C Technologies Holdings, Inc.	170,400
8,928	Synopsys, Inc.*	1,740,960
2,602	The Trade Desk, Inc., Class A*	1,057,713
2,517	Tyler Technologies, Inc.*	873,097
5,077	VMware, Inc., Class A*^	786,224
11,029	Workday, Inc., Class A*	2,066,393
7,261	Zendesk, Inc.*	642,816
10,748	Zoom Video Communications, Inc., Class A*	2,725,048
4,517	Zscaler, Inc.*	494,612

		176,244,380

Specialty Retail (2.8%):
887	AutoZone, Inc.*	1,000,642
2,662	Best Buy Co, Inc.	232,313
3,645	Burlington Stores, Inc.*	717,810
784	CarMax, Inc.*	70,207
3,511	Carvana Co.*^	422,022
3,498	Five Below, Inc.*	373,971
5,217	Floor & Decor Holdings, Inc., Class A*	300,760
34,573	Home Depot, Inc. (The)	8,660,883
48,649	Lowe’s Cos., Inc.	6,573,453
4,705	O’Reilly Automotive, Inc.*	1,983,957
18,168	Ross Stores, Inc.	1,548,640

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
62,461	TJX Cos., Inc. (The)	$3,158,028
7,426	Tractor Supply Co.	978,673
3,209	Ulta Beauty, Inc.*	652,775
930	Williams-Sonoma, Inc.	76,269

		26,750,403

Technology Hardware, Storage & Peripherals (10.1%):
262,825	Apple, Inc.	95,878,560
600	Dell Technologies, Inc., Class C*	32,964
7,709	NetApp, Inc.	342,048
8,876	Pure Storage, Inc., Class A*	153,821

		96,407,393

Textiles, Apparel & Luxury Goods (1.1%):
7,302	Lululemon Athletica, Inc.*	2,278,297
77,744	Nike, Inc., Class B	7,622,799
1,217	VF Corp.	74,164

		9,975,260

Thrifts & Mortgage Finance (0.0%†):
429	LendingTree, Inc.*^	124,208

Tobacco (0.2%):
51,743	Altria Group, Inc.	2,030,913

Trading Companies & Distributors (0.2%):
29,234	Fastenal Co.	1,252,385
2,096	W.W. Grainger, Inc.	658,479

		1,910,864

Total Common Stocks (Cost $519,782,774)		939,717,024

Private Placements (0.6%):
Software (0.6%):
841,419	Palantir Technologies, Inc., Series I, 0.00%*(a)(b)	5,780,549

Total Private Placements (Cost $5,157,898)		5,780,549

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
3,046,233	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	3,046,233

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,046,233)		3,046,233

Unaffiliated Investment Companies (0.6%):
Money Markets (0.6%):
5,668,289	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(d)	5,668,289

Total Unaffiliated Investment Companies (Cost $5,668,289)		5,668,289

Total Investment Securities (Cost $533,655,194) — 100.4%		954,212,095
Net other assets (liabilities) — (0.4)%		(3,409,201)

Net Assets — 100.0%		$950,802,894

See accompanying notes to the financial statements.

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2020.

REIT—Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $2,967,568.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.61% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.61% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.
(d)	The rate represents the effective yield at June 30, 2020.

Futures Contracts

Cash of $488,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Nasdaq 100 E-Mini September Futures (U.S. Dollar)	9/18/20	17	$3,450,065	$174,866

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	19	2,935,690	63,534

				$238,400

See accompanying notes to the financial statements.

7

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investment securities, at cost	$533,655,194

Investment securities, at value(a)	$954,212,095
Cash	8,420
Segregated cash for collateral for futures contracts	488,200
Interest and dividends receivable	352,126
Receivable for investments sold	86,761
Receivable for variation margin on futures contracts	110,174
Reclaims receivable	1,619
Prepaid expenses	3,584

Total Assets	955,262,979

Liabilities:
Payable for capital shares redeemed	846,201
Payable for collateral received on loaned securities	3,046,233
Manager fees payable	271,285
Distribution fees payable	181,781
Custodian fees payable	7,848
Administrative and compliance services fees payable	2,529
Transfer agent fees payable	2,370
Trustee fees payable	14,410
Other accrued liabilities	87,428

Total Liabilities	4,460,085

Net Assets	$950,802,894

Net Assets Consist of:
Paid in capital	$416,245,731
Total distributable earnings	534,557,163

Net Assets	$950,802,894

Class 1
Net Assets	$59,398,769
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,736,961
Net Asset Value (offering and redemption price per share)	$12.54

Class 2
Net Assets	$891,404,125
Shares of beneficial interest (unlimited number of shares authorized, no par value)	50,682,133
Net Asset Value (offering and redemption price per share)	$17.59

(a)	Includes securities on loan of $2,967,568.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$5,024,863
Interest	2,009
Income from securities lending	13,898
Foreign withholding tax	(8)

Total Investment Income	5,040,762

Expenses:
Manager fees	1,906,936
Administration fees	120,419
Distribution fees — Class 2	1,014,830
Custodian fees	16,803
Administrative and compliance services fees	8,420
Transfer agent fees	5,625
Trustee fees	26,946
Professional fees	24,179
Shareholder reports	21,757
Other expenses	93,403

Total expenses before reductions	3,239,318
Less expenses voluntarily waived/reimbursed by the Manager	(390,051)

Net expenses	2,849,267

Net Investment Income/(Loss)	2,191,495

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities	56,623,782
Net realized gains/(losses) on futures contracts	1,909,339
Change in net unrealized appreciation/depreciation on securities	18,977,972
Change in net unrealized appreciation/depreciation on futures contracts	140,703

Net realized and Change in net unrealized gains/losses on investments	77,651,796

Change in Net Assets Resulting From Operations	$79,843,291

See accompanying notes to the financial statements.

8

AZL Russell 1000 Growth Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,191,495	$5,684,838
Net realized gains/(losses) on investments	58,533,121	50,942,682
Change in unrealized appreciation/depreciation on investments	19,118,675	214,638,374

Change in net assets resulting from operations	79,843,291	271,265,894

Distributions to Shareholders:
Class 1	—	(8,764,900)
Class 2	—	(99,221,220)

Change in net assets resulting from distributions to shareholders	—	(107,986,120)

Capital Transactions:
Class 1
Proceeds from shares issued	146,548	149,155
Proceeds from dividends reinvested	—	8,764,900
Value of shares redeemed	(3,250,480)	(7,700,670)

Total Class 1 Shares	(3,103,932)	1,213,385

Class 2
Proceeds from shares issued	93,760,315	42,366,134
Proceeds from dividends reinvested	—	99,221,220
Value of shares redeemed	(148,172,747)	(201,891,268)

Total Class 2 Shares	(54,412,432)	(60,303,914)

Change in net assets resulting from capital transactions	(57,516,364)	(59,090,529)

Change in net assets	22,326,927	104,189,245
Net Assets:
Beginning of period	928,475,967	824,286,722

End of period	$950,802,894	$928,475,967

Share Transactions:
Class 1
Shares issued	13,910	12,270
Dividends reinvested	—	848,490
Shares redeemed	(287,905)	(658,639)

Total Class 1 Shares	(273,995)	202,121

Class 2
Shares issued	6,131,155	2,600,227
Dividends reinvested	—	6,838,127
Shares redeemed	(9,566,671)	(12,630,974)

Total Class 2 Shares	(3,435,516)	(3,192,620)

Change in shares	(3,709,511)	(2,990,499)

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$11.46		$10.12	$11.74	$10.28	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04	(a)	0.10 (a)	0.13	0.14	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.04		3.28	(0.20)	2.73	0.25

Total from Investment Activities	1.08		3.38	(0.07)	2.87	0.28

Distributions to Shareholders From:
Net Investment Income	—		(0.18)	(0.20)	(0.05)	—
Net Realized Gains	—		(1.86)	(1.35)	(1.36)	—

Total Dividends	—		(2.04)	(1.55)	(1.41)	—

Net Asset Value, End of Period	$12.54		$11.46	$10.12	$11.74	$10.28

Total Return(b)	9.42	%(c)	35.53%	(1.86)%	29.19%	2.80	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$59,399		$57,430	$48,665	$55,307	$49,297
Net Investment Income/(Loss)(d)	0.73%		0.86%	0.96%	1.04%	1.26%
Expenses Before Reductions(d)(e)	0.51%		0.51%	0.50%	0.50%	0.50%
Expenses Net of Reductions(d)	0.42%		0.43%	0.43%	0.45%	0.45%
Portfolio Turnover Rate(f)	24%		15%	17%	12%	158	%(g)

Class 2
Net Asset Value, Beginning of Period	$16.10		$13.53	$15.21	$12.99	$15.32		$17.11

Investment Activities:
Net Investment Income/(Loss)	0.04	(a)	0.10 (a)	0.15	0.13	0.04		0.19
Net Realized and Unrealized Gains/(Losses) on Investments	1.45		4.46	(0.33)	3.49	0.84		0.54

Total from Investment Activities	1.49		4.56	(0.18)	3.62	0.88		0.73

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.15)	(0.04)	(0.16)		(0.19)
Net Realized Gains	—		(1.86)	(1.35)	(1.36)	(3.05)		(2.33)

Total Dividends	—		(1.99)	(1.50)	(1.40)	(3.21)		(2.52)

Net Asset Value, End of Period	$17.59		$16.10	$13.53	$15.21	$12.99		$15.32

Total Return(b)	9.25	%(c)	35.28%	(2.14)%	28.89%	6.43%		4.86%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$891,404		$871,046	$775,621	$1,046,158	$1,065,322		$101,530
Net Investment Income/(Loss)(d)	0.49%		0.61%	0.71%	0.79%	0.99%		0.86%
Expenses Before Reductions(d)(e)	0.76%		0.76%	0.75%	0.75%	0.77%		0.78%
Expenses Net of Reductions(d)	0.67%		0.68%	0.68%	0.70%	0.72%		0.78%
Portfolio Turnover Rate(f)	24%		15%	17%	12%	158	%(g)	14%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 158%.

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Private Placements

The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal

11

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,383 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,046,233 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $12.0 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$238,400	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$1,909,339	$140,703

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Russell 1000 Growth Index Fund Class 1	0.44%	0.59%

AZL Russell 1000 Growth Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.35% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $3,581 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$939,717,024	$—	$—	$939,717,024
Private Placements+	—	—	5,780,549	5,780,549
Short-Term Securities Held as Collateral for Securities on Loan	3,046,233	—	—	3,046,233
Unaffiliated Investment Companies	5,668,289	—	—	5,668,289

Total Investment Securities	948,431,546	—	5,780,549	954,212,095

Other Financial Instruments:*
Futures Contracts	238,400	—	—	238,400

Total Investments	$948,669,946	$—	$5,780,549	$954,450,495

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Growth Index Fund	$202,690,379	$245,704,136

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2020 are identified below;

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Palantir Technologies, Inc., Series I	2/7/14	$5,157,899	841,419	$5,780,549	0.61%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $533,750,873. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$407,760,611
Unrealized (depreciation)	(9,026,976)

Net unrealized appreciation/(depreciation)	$398,733,635

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Growth Index Fund	$10,376,759	$97,609,361	$107,986,120

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Growth Index Fund	$7,879,922	$48,100,316	$—	$398,733,634	$454,713,872

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 65% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 20

Statement Regarding the Trust’s Liquidity Risk Management Program Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$834.90	$1.96	0.43%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$833.20	$3.10	0.68%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,022.73	$2.16	0.43%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,021.48	$3.42	0.68%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	18.1%

Health Care	13.8

Industrials	12.0

Information Technology	10.0

Communication Services	9.1

Consumer Staples	7.9

Consumer Discretionary	6.8

Utilities	5.8

Energy	5.2

Real Estate	4.6

Materials	4.4

Total Common Stocks	97.7

Rights	—	†

Unaffiliated Investment Companies	2.0

Short-Term Securities Held as Collateral for Securities on Loan	0.3

Total Investment Securities	100.0

Net other assets (liabilities)	—	†

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (2.3%):
29,859	Boeing Co. (The)	$5,473,155
1,906	BWX Technologies, Inc.	107,956
2,316	Curtiss-Wright Corp.	206,772
14,173	General Dynamics Corp.	2,118,297
489	HEICO Corp.	48,729
851	HEICO Corp., Class A	69,135
4,651	Hexcel Corp.	210,318
22,029	Howmet Aerospace, Inc.*	349,160
1,999	Huntington Ingalls Industries, Inc.	348,806
12,035	L3harris Technologies, Inc.	2,041,978
567	Mercury Systems, Inc.*	44,600
707	Northrop Grumman Corp.	217,360
79,708	Raytheon Technologies Corp.	4,911,607
5,849	Spirit AeroSystems Holdings, Inc., Class A	140,025
2,023	Teledyne Technologies, Inc.*	629,052
12,708	Textron, Inc.	418,220
2,269	TransDigm Group, Inc.	1,003,011

		18,338,181

Air Freight & Logistics (0.6%):
6,236	C.H. Robinson Worldwide, Inc.	493,018
3,585	Expeditors International of Washington, Inc.	272,603
13,504	FedEx Corp.	1,893,531
13,407	United Parcel Service, Inc., Class B	1,490,590
4,815	XPO Logistics, Inc.*	371,959

		4,521,701

Airlines (0.4%):
6,693	Alaska Air Group, Inc.	242,688
25,572	American Airlines Group, Inc.^	334,226
1,749	Copa Holdings SA, Class A	88,429
35,595	Delta Air Lines, Inc.	998,440
15,037	JetBlue Airways Corp.*	163,903
32,906	Southwest Airlines Co.	1,124,727
16,196	United Airlines Holdings, Inc.*	560,544

		3,512,957

Auto Components (0.3%):
14,955	Aptiv plc	1,165,294
11,550	BorgWarner, Inc.	407,714
13,689	Gentex Corp.	352,766
3,344	Lear Corp.	364,563

		2,290,337

Automobiles (0.5%):
217,773	Ford Motor Co.	1,324,060
69,824	General Motors Co.	1,766,547
8,535	Harley-Davidson, Inc.	202,877
3,077	Thor Industries, Inc.	327,793

		3,621,277

Banks (6.8%):
8,456	Associated Banc-Corp.	115,678
432,535	Bank of America Corp.	10,272,705
2,200	Bank of Hawaii Corp.	135,102
6,813	Bank OZK	159,901
1,750	BOK Financial Corp.	98,770
116,432	Citigroup, Inc.	5,949,674
23,787	Citizens Financial Group, Inc.	600,384
7,764	Comerica, Inc.	295,808

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,612	Commerce Bancshares, Inc.	$333,746
3,124	Cullen/Frost Bankers, Inc.	233,394
7,867	East West Bancorp, Inc.	285,100
17,991	F.N.B. Corp.	134,933
39,702	Fifth Third Bancorp	765,455
366	First Citizens BancShares, Inc., Class A	148,237
7,231	First Hawaiian, Inc.	124,662
17,195	First Horizon National Corp.	171,262
9,507	First Republic Bank	1,007,647
56,373	Huntington Bancshares, Inc.	509,330
169,382	JPMorgan Chase & Co.	15,932,070
54,226	KeyCorp	660,473
7,147	M&T Bank Corp.	743,074
6,511	PacWest Bancorp	128,332
23,600	People’s United Financial, Inc.	273,052
4,122	Pinnacle Financial Partners, Inc.	173,083
23,705	PNC Financial Services Group, Inc. (The)	2,494,003
4,843	Popular, Inc.	180,014
4,981	Prosperity Bancshares, Inc.	295,772
53,631	Regions Financial Corp.	596,377
2,903	Signature Bank	310,389
10,785	Sterling Bancorp	126,400
2,869	SVB Financial Group*	618,356
8,069	Synovus Financial Corp.	165,657
8,418	TCF Financial Corp.	247,658
75,290	Truist Financial Corp.	2,827,139
75,975	U.S. Bancorp	2,797,400
12,274	Umpqua Holdings Corp.	130,595
4,995	Webster Financial Corp.	142,907
209,963	Wells Fargo & Co.	5,375,052
5,485	Western Alliance Bancorp	207,717
3,185	Wintrust Financial Corp.	138,930
9,010	Zions Bancorp	306,340

		56,212,578

Beverages (1.2%):
312	Brown-Forman Corp., Class A	17,962
1,492	Brown-Forman Corp., Class B	94,981
89,280	Coca-Cola Co. (The)	3,989,030
8,911	Constellation Brands, Inc., Class C	1,558,979
19,064	Keurig Dr Pepper, Inc.	541,418
9,740	Molson Coors Brewing Co., Class B	334,666
20,646	PepsiCo, Inc.	2,730,640

		9,267,676

Biotechnology (1.3%):
5,911	AbbVie, Inc.	580,342
3,098	Agios Pharmaceuticals, Inc.*	165,681
10,048	Alexion Pharmaceuticals, Inc.*	1,127,788
8,806	Alkermes plc*	170,880
6,336	Biogen, Inc.*	1,695,196
938	BioMarin Pharmaceutical, Inc.*	115,693
1,991	Bluebird Bio, Inc.*	121,531
1,087	Exact Sciences Corp.*	94,504
10,800	Exelixis, Inc.*	256,392
70,213	Gilead Sciences, Inc.	5,402,187
3,703	Ionis Pharmaceuticals, Inc.*	218,329
2,644	Sage Therapeutics, Inc.*	109,938
2,421	United Therapeutics Corp.*	292,941

		10,351,402

See accompanying notes to the financial statements.

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products (0.7%):
7,405	A.O. Smith Corp.	$348,924
1,800	Allegion plc	183,996
1,675	Armstrong World Industries, Inc.	130,583
31,080	Carrier Global Corp.	690,598
7,686	Fortune Brands Home & Security, Inc.	491,366
41,590	Johnson Controls International plc	1,419,882
1,930	Lennox International, Inc.	449,671
14,669	Masco Corp.	736,530
5,966	Owens Corning	332,664
13,338	Trane Technologies plc	1,186,815

		5,971,029

Capital Markets (4.1%):
2,616	Affiliated Managers Group, Inc.	195,049
6,866	Ameriprise Financial, Inc.	1,030,175
4,798	Apollo Global Management, Inc.	239,516
44,613	Bank of New York Mellon Corp. (The)	1,724,293
8,230	BlackRock, Inc., Class A+	4,477,861
5,887	Carlyle Group, Inc. (The)	164,247
4,778	Cboe Global Markets, Inc.	445,692
64,570	Charles Schwab Corp. (The)	2,178,592
19,842	CME Group, Inc.	3,225,119
12,348	E*TRADE Financial Corp.	614,066
6,179	Eaton Vance Corp.	238,509
2,203	Evercore, Inc., Class A	129,801
15,119	Franklin Resources, Inc.	317,045
18,520	Goldman Sachs Group, Inc.	3,659,922
4,024	Interactive Brokers Group, Inc., Class A	168,082
19,558	Intercontinental Exchange, Inc.	1,791,513
21,041	Invesco, Ltd.	226,401
29,744	KKR & Co., Inc., Class A	918,495
5,627	Lazard, Ltd., Class A	161,101
4,639	Legg Mason, Inc.	230,790
4,035	LPL Financial Holdings, Inc.	316,344
61,643	Morgan Stanley	2,977,357
177	Morningstar, Inc.	24,952
6,388	Nasdaq, Inc.	763,174
10,723	Northern Trust Corp.	850,763
6,851	Raymond James Financial, Inc.	471,554
5,520	S&P Global, Inc.	1,818,730
6,436	SEI Investments Co.	353,851
19,655	State Street Corp.	1,249,075
9,424	T. Rowe Price Group, Inc.	1,163,864
14,491	TD Ameritrade Holding Corp.	527,183
686	Tradeweb Markets, Inc., Class A	39,884
443	Virtu Financial, Inc., Class A	10,455

		32,703,455

Chemicals (2.9%):
10,777	Air Products & Chemicals, Inc.	2,602,215
5,890	Albemarle Corp.	454,767
3,087	Ashland Global Holdings, Inc.	213,312
11,753	Axalta Coating Systems, Ltd.*	265,030
3,107	Cabot Corp.	115,114
6,576	Celanese Corp., Series A	567,772
11,916	CF Industries Holdings, Inc.	335,316
9,113	Chemours Co. (The)	139,885
41,885	Corteva, Inc.	1,122,099

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
41,462	Dow, Inc.	$1,689,991
41,080	DuPont de Nemours, Inc.	2,182,580
7,569	Eastman Chemical Co.	527,105
11,151	Ecolab, Inc.	2,218,491
12,108	Element Solutions, Inc.*	131,372
5,804	FMC Corp.	578,194
11,175	Huntsman Corp.	200,815
5,971	International Flavors & Fragrances, Inc.	731,209
29,371	Linde plc	6,229,882
14,318	Lyondellbasell Industries NV	940,979
19,274	Mosaic Co. (The)	241,118
29	NewMarket Corp.	11,614
7,955	Olin Corp.	91,403
13,173	PPG Industries, Inc.	1,397,128
1,388	RPM International, Inc.	104,183
10,340	Valvoline, Inc.	199,872
2,013	W.R. Grace & Co.	102,281
1,892	Westlake Chemical Corp.	101,506

		23,495,233

Commercial Services & Supplies (0.5%):
6,245	ADT, Inc.^	49,835
562	Cintas Corp.	149,694
2,871	Clean Harbors, Inc.*	172,203
5,710	IAA, Inc.*	220,235
1,580	MSA Safety, Inc.	180,815
11,719	Republic Services, Inc., Class A	961,544
1,034	Rollins, Inc.	43,831
5,098	Stericycle, Inc.*	285,386
20,554	Waste Management, Inc.	2,176,874

		4,240,417

Communications Equipment (1.8%):
583	Arista Networks, Inc.*	122,447
8,529	Ciena Corp.*	461,931
237,459	Cisco Systems, Inc.	11,075,087
10,113	CommScope Holding Co., Inc.*	84,241
2,683	EchoStar Corp., Class A*	75,017
3,401	F5 Networks, Inc.*	474,371
18,346	Juniper Networks, Inc.	419,390
3,728	Lumentum Holdings, Inc.*	303,571
8,527	Motorola Solutions, Inc.	1,194,889
3,216	ViaSat, Inc.*	123,398

		14,334,342

Construction & Engineering (0.2%):
8,528	AECOM*	320,482
6,989	Jacobs Engineering Group, Inc.	592,668
6,089	Quanta Services, Inc.	238,871
1,169	Valmont Industries, Inc.	132,822

		1,284,843

Construction Materials (0.2%):
2,303	Eagle Materials, Inc., Class A	161,717
3,469	Martin Marietta Materials, Inc.	716,591
7,378	Vulcan Materials Co.	854,741

		1,733,049

Consumer Finance (0.9%):
20,851	Ally Financial, Inc.	413,475
36,560	American Express Co.	3,480,512

See accompanying notes to the financial statements.

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
25,290	Capital One Financial Corp.	$1,582,901
527	Credit Acceptance Corp.*^	220,818
17,108	Discover Financial Services	856,940
3,626	Onemain Holdings, Inc.	88,982
4,212	Santander Consumer USA Holdings, Inc.^	77,543
16,060	SLM Corp.	112,902
32,542	Synchrony Financial	721,131

		7,555,204

Containers & Packaging (0.6%):
76,132	Amcor plc	777,308
3,584	AptarGroup, Inc.	401,336
1,027	Ardagh Group SA	13,259
2,731	Avery Dennison Corp.	311,580
1,140	Ball Corp.	79,219
4,891	Berry Global Group, Inc.*	216,769
6,490	Crown Holdings, Inc.*	422,694
12,129	Graphic Packaging Holding Co.	169,685
21,951	International Paper Co.	772,894
5,228	Packaging Corp. of America	521,754
8,673	Sealed Air Corp.	284,908
4,388	Silgan Holdings, Inc.	142,127
5,589	Sonoco Products Co.	292,249
14,318	WestRock Co.	404,627

		4,810,409

Distributors (0.1%):
7,843	Genuine Parts Co.	682,028
16,902	LKQ Corp.*	442,832

		1,124,860

Diversified Consumer Services (0.2%):
985	Bright Horizons Family Solutions, Inc.*	115,442
3,974	Frontdoor, Inc.*	176,167
230	Graham Holdings Co., Class B	78,814
2,603	Grand Canyon Education, Inc.*	235,650
3,198	H&R Block, Inc.	45,667
9,705	Service Corp. International	377,428
7,381	ServiceMaster Global Holdings, Inc.*	263,428

		1,292,596

Diversified Financial Services (2.5%):
109,024	Berkshire Hathaway, Inc., Class B*	19,461,874
22,692	Equitable Holdings, Inc.	437,729
12,651	Jefferies Financial Group, Inc.	196,723
7,012	Voya Financial, Inc.	327,110

		20,423,436

Diversified Telecommunication Services (3.2%):
398,762	AT&T, Inc.	12,054,575
61,066	CenturyLink, Inc.	612,492
231,709	Verizon Communications, Inc.	12,774,117

		25,441,184

Electric Utilities (3.5%):
13,942	Alliant Energy Corp.	666,985
27,748	American Electric Power Co., Inc.	2,209,851
3,163	Avangrid, Inc.	132,783
41,068	Duke Energy Corp.	3,280,923
19,970	Edison International	1,084,571
11,215	Entergy Corp.	1,052,079

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
12,635	Evergy, Inc.	$749,129
18,824	Eversource Energy	1,567,474
54,395	Exelon Corp.	1,973,995
30,260	FirstEnergy Corp.	1,173,483
5,969	Hawaiian Electric Industries, Inc.	215,242
2,810	IDACORP, Inc.	245,510
27,366	NextEra Energy, Inc.	6,572,492
11,151	OGE Energy Corp.	338,544
35,310	PG&E Corp.*	313,200
6,280	Pinnacle West Capital Corp.	460,261
43,024	PPL Corp.	1,111,740
59,039	Southern Co. (The)	3,061,172
29,350	Xcel Energy, Inc.	1,834,375

		28,043,809

Electrical Equipment (0.9%):
2,194	Acuity Brands, Inc.	210,054
12,798	AMETEK, Inc.	1,143,757
22,352	Eaton Corp. plc	1,955,353
33,260	Emerson Electric Co.	2,063,118
287	Generac Holdings, Inc.*	34,994
3,059	GrafTech International, Ltd.	24,411
3,015	Hubbell, Inc.	377,960
8,670	nVent Electric plc	162,389
2,259	Regal-Beloit Corp.	197,256
3,327	Rockwell Automation, Inc.	708,651
8,611	Sensata Technologies Holding plc*	320,588

		7,198,531

Electronic Equipment, Instruments & Components (0.7%):
6,561	Amphenol Corp., Class A	628,609
4,351	Arrow Electronics, Inc.*	298,870
5,470	Avnet, Inc.	152,531
221	Coherent, Inc.*	28,947
41,864	Corning, Inc.	1,084,277
3,101	Dolby Laboratories, Inc., Class A	204,263
7,278	FLIR Systems, Inc.	295,268
1,850	IPG Photonics Corp.*	296,722
6,644	Jabil, Inc.	213,140
6,934	Keysight Technologies, Inc.*	698,809
1,314	Littlelfuse, Inc.	224,208
7,190	National Instruments Corp.	278,325
2,317	SYNNEX Corp.	277,507
13,883	Trimble, Inc.*	599,607
252	Zebra Technologies Corp., Class A*	64,499

		5,345,582

Energy Equipment & Services (0.4%):
36,640	Baker Hughes Co.	563,890
48,892	Halliburton Co.	634,618
5,830	Helmerich & Payne, Inc.	113,743
21,651	National Oilwell Varco, Inc.	265,225
77,574	Schlumberger, Ltd.	1,426,586

		3,004,062

Entertainment (2.0%):
25,818	Activision Blizzard, Inc.	1,959,586
13,727	Electronic Arts, Inc.*	1,812,650
1,395	Liberty Media Corp-Liberty Formula One, Class A*	40,706

See accompanying notes to the financial statements.

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
11,060	Liberty Media Corp-Liberty Formula One, Class C*	$350,713
3,570	Lions Gate Entertainment Corp., Class A*	26,454
6,558	Lions Gate Entertainment Corp., Class B*	44,791
986	Madison Square Garden Entertainment Corp.*	73,950
1,046	Madison Square Garden Sports Corp., Class A*	153,647
471	Take-Two Interactive Software, Inc.*	65,737
101,065	Walt Disney Co. (The)	11,269,759
8,763	Zynga, Inc.*	83,599

		15,881,592

Equity Real Estate Investment Trusts (4.5%):
6,991	Alexandria Real Estate Equities, Inc.	1,134,290
7,638	American Campus Communities, Inc.	267,024
14,485	American Homes 4 Rent, Class A	389,647
10,068	Americold Realty Trust	365,468
8,261	Apartment Investment & Management Co.	310,944
11,696	Apple Hospitality REIT, Inc.	112,983
7,857	AvalonBay Communities, Inc.	1,215,006
8,683	Boston Properties, Inc.	784,770
9,402	Brandywine Realty Trust	102,388
16,530	Brixmor Property Group, Inc.	211,915
5,264	Camden Property Trust	480,182
731	Coresite Realty Corp.	88,495
6,264	Corporate Office Properties Trust	158,730
8,259	Cousins Properties, Inc.	246,366
1,556	Crown Castle International Corp.	260,397
10,780	CubeSmart	290,952
6,416	Cyrusone, Inc.	466,764
14,929	Digital Realty Trust, Inc.	2,121,559
9,283	Douglas Emmett, Inc.	284,617
20,563	Duke Realty Corp.	727,725
8,160	Empire State Realty Trust, Inc., Class A	57,120
4,349	EPR Properties	144,082
6,512	Equity Commonwealth	209,686
5,725	Equity Lifestyle Properties, Inc.	357,698
20,521	Equity Residential	1,207,045
3,640	Essex Property Trust, Inc.	834,179
2,083	Extra Space Storage, Inc.	192,407
4,199	Federal Realty Investment Trust	357,797
7,043	First Industrial Realty Trust, Inc.	270,733
11,272	Gaming and Leisure Properties, Inc.	390,011
12,129	Healthcare Trust of America, Inc., Class A	321,661
30,103	Healthpeak Properties, Inc.	829,639
5,739	Highwoods Properties, Inc.	214,237
39,015	Host Hotels & Resorts, Inc.	420,972
8,380	Hudson Pacific Properties, Inc.	210,841
30,382	Invitation Homes, Inc.	836,416
6,608	Iron Mountain, Inc.^	172,469
6,796	JBG SMITH Properties	200,958
6,411	Kilroy Realty Corp.	376,326
23,048	Kimco Realty Corp.	295,936
4,796	Lamar Advertising Co., Class A	320,181
2,602	Life Storage, Inc.	247,060
29,022	Medical Properties Trust, Inc.	545,614
6,357	Mid-America Apartment Communities, Inc.	728,957
9,557	National Retail Properties, Inc.	339,082
12,555	Omega Healthcare Investors, Inc.	373,260
7,522	Outfront Media, Inc.	106,587

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
10,557	Paramount Group, Inc.	$81,394
13,359	Parks Hotels & Resorts, Inc.	132,121
41,150	ProLogis, Inc.	3,840,529
2,922	Public Storage, Inc.	560,703
7,613	Rayonier, Inc.	188,726
19,203	Realty Income Corp.	1,142,579
9,403	Regency Centers Corp.	431,504
6,476	Rexford Industrial Realty, Inc.	268,301
5,341	SBA Communications Corp.	1,591,190
3,618	Simon Property Group, Inc.	247,399
4,314	SL Green Realty Corp.	212,637
5,739	Spirit Realty Capital, Inc.	200,062
12,542	STORE Capital Corp.	298,625
5,395	Sun Communities, Inc.	731,994
3,348	Taubman Centers, Inc.	126,420
16,348	UDR, Inc.	611,088
20,836	Ventas, Inc.	763,014
60,257	VEREIT, Inc.	387,453
26,202	VICI Properties, Inc.	529,018
9,791	Vornado Realty Trust	374,114
6,767	Weingarten Realty Investors	128,099
23,347	Welltower, Inc.	1,208,207
41,705	Weyerhaeuser Co.	936,694
9,549	WP Carey, Inc.	645,990

		36,219,037

Food & Staples Retailing (1.8%):
2,054	Casey’s General Stores, Inc.	307,114
2,887	Costco Wholesale Corp.	875,367
1,808	Grocery Outlet Holding Corp.*	73,766
43,228	Kroger Co. (The)	1,463,268
880	Sprouts Farmers Market, Inc.*	22,519
7,799	Sysco Corp.	426,293
12,260	US Foods Holding Corp.*	241,767
40,949	Walgreens Boots Alliance, Inc.	1,735,828
77,925	Walmart, Inc.	9,333,858

		14,479,780

Food Products (1.9%):
30,934	Archer-Daniels-Midland Co.	1,234,267
581	Beyond Meat, Inc.*	77,842
7,704	Bunge, Ltd.	316,866
5,510	Campbell Soup Co.	273,461
27,214	Conagra Brands, Inc.	957,116
10,875	Flowers Foods, Inc.	243,165
33,909	General Mills, Inc.	2,090,490
4,540	Hain Celestial Group, Inc. (The)*	143,055
1,878	Hershey Co. (The)	243,426
15,580	Hormel Foods Corp.	752,047
3,745	Ingredion, Inc.	310,835
6,164	JM Smucker Co. (The)	652,213
9,262	Kellogg Co.	611,848
36,158	Kraft Heinz Co. (The)	1,153,079
6,279	Lamb Weston Holdings, Inc.	401,416
3,053	McCormick & Co.	547,739
78,952	Mondelez International, Inc., Class A	4,036,816
1,888	Pilgrim’s Pride Corp.*	31,888
3,556	Post Holdings, Inc.*	311,577

See accompanying notes to the financial statements.

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
14	Seaboard Corp.	$41,073
3,721	TreeHouse Foods, Inc.*	162,980
16,052	Tyson Foods, Inc., Class A	958,465

		15,551,664

Gas Utilities (0.2%):
6,764	Atmos Energy Corp.	673,559
4,615	National Fuel Gas Co.	193,507
11,606	UGI Corp.	369,071

		1,236,137

Health Care Equipment & Supplies (4.0%):
59,541	Abbott Laboratories	5,443,834
16,535	Baxter International, Inc.	1,423,664
15,086	Becton Dickinson & Co.	3,609,627
78,125	Boston Scientific Corp.*	2,742,969
2,390	Cooper Cos., Inc. (The)	677,900
35,007	Danaher Corp.	6,190,288
12,201	Dentsply Sirona, Inc.	537,576
8,904	Envista Holdings Corp.*	187,785
4,136	Globus Medical, Inc., Class A*	197,329
3,285	Hill-Rom Holdings, Inc.	360,627
4,323	Hologic, Inc.*	246,411
793	ICU Medical, Inc.*	146,158
3,982	Integra LifeSciences Holdings Corp.*	187,114
75,009	Medtronic plc	6,878,324
4,443	Steris plc	681,734
13,053	Stryker Corp.	2,352,020
422	Tandem Diabetes Care, Inc.*	41,744
962	Teleflex, Inc.	350,149
4,426	Varian Medical Systems, Inc.*	542,274
11,567	Zimmer Biomet Holdings, Inc.	1,380,637

		34,178,164

Health Care Providers & Services (2.6%):
4,903	Acadia Healthcare Co., Inc.*	123,163
4,230	AmerisourceBergen Corp.	426,257
10,484	Anthem, Inc.	2,757,082
22,626	Centene Corp.*	1,437,882
14,772	Cigna Corp.	2,771,966
73,095	CVS Health Corp.	4,748,983
3,854	DaVita, Inc.*	305,006
3,336	Encompass Health Corp.	206,598
7,135	HCA Healthcare, Inc.	692,523
7,957	Henry Schein, Inc.*	464,609
4,573	Humana, Inc.	1,773,181
5,116	Laboratory Corp. of America Holdings*	849,819
2,301	McKesson Corp.	353,019
795	Molina Healthcare, Inc.*	141,494
4,026	Premier, Inc., Class A*	138,011
7,462	Quest Diagnostics, Inc.	850,370
8,869	UnitedHealth Group, Inc.	2,615,912
4,110	Universal Health Services, Inc., Class B	381,778

		21,037,653

Health Care Technology (0.0%†):
3,584	Change Healthcare, Inc.*	40,141
396	Teladoc Health, Inc.*	75,572

		115,713

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.3%):
12,738	Aramark	$287,497
31,773	Caesars Entertainment Corp.*	385,406
26,267	Carnival Corp., Class A^	431,305
1,941	Choice Hotels International, Inc.	153,145
7,259	Darden Restaurants, Inc.	550,014
677	Dunkin’ Brands Group, Inc.	44,161
9,874	Extended Stay America, Inc.	110,490
15,241	Hilton Worldwide Holdings, Inc.	1,119,451
1,950	Hyatt Hotels Corp., Class A	98,066
10,623	Las Vegas Sands Corp.	483,771
15,006	Marriott International, Inc., Class A	1,286,464
35,676	McDonald’s Corp.	6,581,151
26,271	MGM Resorts International	441,353
14,284	Norwegian Cruise Line Holdings, Ltd.*^	234,686
1,932	Planet Fitness, Inc., Class A*	117,021
9,549	Royal Caribbean Cruises, Ltd.^	480,315
4,260	Six Flags Entertainment Corp.	81,835
27,645	Starbucks Corp.	2,034,396
2,051	Vail Resorts, Inc.	373,590
4,687	Wyndham Destinations, Inc.	132,080
5,117	Wyndham Hotels & Resorts, Inc.	218,087
4,114	Wynn Resorts, Ltd.	306,452
18,734	Yum China Holdings, Inc.	900,543
15,569	Yum! Brands, Inc.	1,353,102

		18,204,381

Household Durables (0.7%):
18,454	D.R. Horton, Inc.	1,023,275
8,348	Garmin, Ltd.	813,930
7,367	Leggett & Platt, Inc.	258,950
15,107	Lennar Corp., Class A	930,893
523	Lennar Corp., Class B	24,105
3,241	Mohawk Industries, Inc.*	329,804
21,432	Newell Brands, Inc.	340,340
168	NVR, Inc.*	547,470
14,927	PulteGroup, Inc.	507,966
810	Tempur Sealy International, Inc.*	58,280
6,460	Toll Brothers, Inc.	210,531
3,404	Whirlpool Corp.	440,920

		5,486,464

Household Products (2.0%):
2,050	Clorox Co. (The)	449,709
47,112	Colgate-Palmolive Co.	3,451,425
846	Energizer Holdings, Inc.	40,177
18,981	Kimberly-Clark Corp.	2,682,964
75,360	Procter & Gamble Co. (The)	9,010,796
1,633	Reynolds Consumer Products, Inc.	56,730
2,366	Spectrum Brands Holdings, Inc.	108,599

		15,800,400

Independent Power and Renewable Electricity Producers (0.2%):
36,901	AES Corp. (The)	534,696
8,863	NRG Energy, Inc.	288,579
27,229	Vistra Energy Corp.	507,004

		1,330,279

Industrial Conglomerates (1.6%):
10,684	3M Co.	1,666,597
3,015	Carlisle Cos., Inc.	360,805

See accompanying notes to the financial statements.

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
485,885	General Electric Co.	$3,318,595
39,263	Honeywell International, Inc.	5,677,037
5,014	Roper Technologies, Inc.	1,946,736

		12,969,770

Insurance (3.4%):
39,663	Aflac, Inc.	1,429,058
704	Alleghany Corp.	344,355
17,514	Allstate Corp. (The)	1,698,683
4,114	American Financial Group, Inc.	261,074
48,159	American International Group, Inc.	1,501,598
412	American National Insurance Co.	29,693
22,057	Arch Capital Group, Ltd.*	631,933
10,509	Arthur J. Gallagher & Co.	1,024,522
3,326	Assurant, Inc.	343,543
4,683	Assured Guaranty, Ltd.	114,312
6,446	Athene Holding, Ltd., Class A*	201,051
4,217	Axis Capital Holdings, Ltd.	171,042
5,486	Brighthouse Financial, Inc.*	152,621
12,456	Brown & Brown, Inc.	507,707
25,127	Chubb, Ltd.	3,181,581
8,356	Cincinnati Financial Corp.	535,035
1,566	CNA Financial Corp.	50,347
600	Erie Indemnity Co., Class A	115,140
2,232	Everest Re Group, Ltd.	460,238
15,340	Fidelity National Financial, Inc.	470,324
6,053	First American Financial Corp.	290,665
5,854	Globe Life, Inc.	434,542
2,113	Hanover Insurance Group, Inc. (The)	214,110
19,957	Hartford Financial Services Group, Inc. (The)	769,342
3,863	Kemper Corp.	280,145
9,416	Lincoln National Corp.	346,415
13,369	Loews Corp.	458,423
754	Markel Corp.*	696,070
6,308	Marsh & McLennan Cos., Inc.	677,290
1,523	Mercury General Corp.	62,062
42,979	MetLife, Inc.	1,569,593
15,793	Old Republic International Corp.	257,584
766	Primerica, Inc.	89,316
15,160	Principal Financial Group, Inc.	629,746
23,263	Progressive Corp. (The)	1,863,598
22,098	Prudential Financial, Inc.	1,345,768
3,780	Reinsurance Group of America, Inc.	296,503
1,808	RenaissanceRe Holdings, Ltd.	309,222
14,125	Travelers Cos., Inc. (The)	1,610,956
11,345	Unum Group	188,214
168	White Mountains Insurance Group, Ltd.	149,179
7,184	Willis Towers Watson plc	1,414,888
7,771	WR Berkley Corp.	445,201

		27,622,689

Interactive Media & Services (1.6%):
3,760	Alphabet, Inc., Class A*	5,331,869
3,712	Alphabet, Inc., Class C*	5,247,320
3,813	Pinterest, Inc., Class A*	84,534
5,609	TripAdvisor, Inc.	106,627
42,947	Twitter, Inc.*	1,279,391
2,858	Zillow Group, Inc., Class A*	164,278
6,731	Zillow Group, Inc., Class C*	387,773

		12,601,792

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail (0.2%):
3,207	eBay, Inc.	$168,207
6,701	Expedia Group, Inc.	550,822
4,639	Grubhub, Inc.*	326,122
21,245	Qurate Retail, Inc., Class A*	201,828
323	Wayfair, Inc., Class A*	63,828

		1,310,807

IT Services (2.6%):
1,571	Akamai Technologies, Inc.*	168,238
2,611	Alliance Data Systems Corp.	117,808
7,402	Amdocs, Ltd.	450,634
3,364	Automatic Data Processing, Inc.	500,866
1,162	CACI International, Inc., Class A*	252,015
28,043	Cognizant Technology Solutions Corp., Class A	1,593,403
4,193	CoreLogic, Inc.	281,853
14,150	DXC Technology Co.	233,475
2,805	Euronet Worldwide, Inc.*	268,775
34,522	Fidelity National Information Services, Inc.	4,629,055
21,995	Fiserv, Inc.*	2,147,152
6,397	Genpact, Ltd.	233,618
16,639	Global Payments, Inc.	2,822,307
49,679	International Business Machines Corp.	5,999,733
923	Jack Henry & Associates, Inc.	169,860
6,781	Leidos Holdings, Inc.	635,176
3,763	Paychex, Inc.	285,047
18,261	Sabre Corp.	147,184
2,820	Science Applications International Corp.	219,058
1,702	Teradata Corp.*	35,402
1,205	Twilio, Inc., Class A*	264,401
2,323	VeriSign, Inc.*	480,466
18,445	Western Union Co.	398,781
2,208	WEX, Inc.*	364,342

		22,698,649

Leisure Products (0.2%):
4,401	Brunswick Corp.	281,708
7,099	Hasbro, Inc.	532,071
7,420	Mattel, Inc.*	71,751
4,131	Peloton Interactive, Inc., Class A*	238,648
2,908	Polaris, Inc.	269,135

		1,393,313

Life Sciences Tools & Services (1.0%):
15,788	Agilent Technologies, Inc.	1,395,186
1,178	Bio-Rad Laboratories, Inc., Class A*	531,855
120	Bio-Techne Corp.	31,688
3,313	Bruker Corp.	134,773
311	Charles River Laboratories International, Inc.*	54,223
6,593	IQVIA Holdings, Inc.*	935,415
79	Mettler-Toledo International, Inc.*	63,638
5,007	PerkinElmer, Inc.	491,137
334	PPD, Inc.*	8,951
525	PRA Health Sciences, Inc.*	51,077
12,551	Qiagen NV*	537,308
3,117	Syneos Health, Inc.*	181,565
9,121	Thermo Fisher Scientific, Inc.	3,304,904
3,163	Waters Corp.*	570,605

		8,292,325

See accompanying notes to the financial statements.

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (2.8%):
3,447	AGCO Corp.	$191,171
2,213	Allison Transmission Holdings, Inc.	81,394
30,274	Caterpillar, Inc.	3,829,660
5,528	Colfax Corp.*	154,231
2,715	Crane Co.	161,434
8,231	Cummins, Inc.	1,426,103
15,763	Deere & Co.	2,477,154
6,354	Donaldson Co., Inc.	295,588
8,021	Dover Corp.	774,508
7,259	Flowserve Corp.	207,027
16,608	Fortive Corp.	1,123,697
2,489	Gates Industrial Corp. plc*	25,587
4,608	Graco, Inc.	221,138
4,204	IDEX Corp.	664,400
9,801	Illinois Tool Works, Inc.	1,713,705
19,341	Ingersoll-Rand, Inc.*	543,869
4,823	ITT, Inc.	283,303
1,828	Lincoln Electric Holdings, Inc.	153,991
3,074	Middleby Corp. (The)*	242,662
587	Nordson Corp.	111,360
3,779	Oshkosh Corp.	270,652
22,788	Otis Worldwide Corp.	1,295,726
18,940	PACCAR, Inc.	1,417,659
7,149	Parker Hannifin Corp.	1,310,197
9,211	Pentair plc	349,926
3,002	Snap-On, Inc.	415,807
8,609	Stanley Black & Decker, Inc.	1,199,922
3,534	Timken Co.	160,762
579	Toro Co. (The)	38,411
5,065	Trinity Industries, Inc.	107,834
10,101	Wabtec Corp.	581,515
3,105	Woodward, Inc.	240,793
9,984	Xylem, Inc.	648,561

		22,719,747

Marine (0.0%†):
3,324	Kirby Corp.*	178,033

Media (2.1%):
811	Charter Communications, Inc., Class A*	413,642
253,399	Comcast Corp., Class A	9,877,494
18,172	Discovery Communications, Inc., Class C*	349,993
8,708	Discovery, Inc., Class A*^	183,739
13,713	DISH Network Corp., Class A*	473,236
18,930	Fox Corp., Class A	507,703
8,929	Fox Corp., Class B	239,654
5,506	GCI Liberty, Inc., Class A*	391,587
21,683	Interpublic Group of Cos., Inc. (The)	372,080
2,407	John Wiley & Sons, Inc., Class A	93,873
1,380	Liberty Broadband Corp., Class A*	168,622
5,859	Liberty Broadband Corp., Class C*	726,282
8,558	Liberty Media Corp.-Liberty SiriusXM, Class C*	294,823
4,093	Liberty SiriusXM Group, Class A*	141,290
9,653	New York Times Co. (The), Class A	405,716
21,652	News Corp., Class A	256,793
6,593	News Corp., Class B	78,786
703	Nexstar Media Group, Inc., Class A	58,834
11,869	Omnicom Group, Inc.	648,047

Shares		Fair Value
Common Stocks, continued
Media, continued
26,190	Sirius XM Holdings, Inc.	$153,735
519	ViacomCBS, Inc., Class A	13,286
30,289	ViacomCBS, Inc., Class B	706,339

		16,555,554

Metals & Mining (0.7%):
80,956	Freeport-McMoRan, Inc.	936,661
44,872	Newmont Corp.	2,770,398
16,821	Nucor Corp.	696,558
3,539	Reliance Steel & Aluminum Co.	335,957
1,039	Royal Gold, Inc.	129,168
4,604	Southern Copper Corp.	183,101
11,310	Steel Dynamics, Inc.	295,078

		5,346,921

Mortgage Real Estate Investment Trusts (0.2%):
31,689	AGNC Investment Corp.	408,788
79,890	Annaly Capital Management, Inc.	524,079
23,119	New Residential Investment Corp.	171,774
15,249	Starwood Property Trust, Inc.	228,125

		1,332,766

Multiline Retail (0.5%):
6,840	Dollar Tree, Inc.*	633,931
8,643	Kohl’s Corp.	179,515
6,090	Nordstrom, Inc.^	94,334
325	Ollie’s Bargain Outlet Holdings, Inc.*	31,736
27,942	Target Corp.	3,351,085

		4,290,601

Multi-Utilities (1.8%):
13,747	Ameren Corp.	967,239
28,114	CenterPoint Energy, Inc.	524,888
15,948	CMS Energy Corp.	931,682
18,707	Consolidated Edison, Inc.	1,345,595
46,877	Dominion Energy, Inc.	3,805,474
10,725	DTE Energy Co.	1,152,938
11,124	MDU Resources Group, Inc.	246,730
21,363	NiSource, Inc.	485,795
28,212	Public Service Enterprise Group, Inc.	1,386,902
16,373	Sempra Energy	1,919,407
17,637	WEC Energy Group, Inc.	1,545,883

		14,312,533

Oil, Gas & Consumable Fuels (4.6%):
15,671	Antero Midstream Corp.	79,922
21,070	Apache Corp.	284,445
21,879	Cabot Oil & Gas Corp.	375,881
104,541	Chevron Corp.	9,328,193
5,604	Cimarex Energy Co.	154,054
10,891	Concho Resources, Inc.	560,887
60,041	ConocoPhillips Co.	2,522,923
4,172	Continental Resources, Inc.^	73,135
21,306	Devon Energy Corp.	241,610
8,792	Diamondback Energy, Inc.	367,681
32,539	EOG Resources, Inc.	1,648,426
14,226	EQT Corp.	169,289
20,674	Equitrans Midstream Corp.	171,801
236,670	Exxon Mobil Corp.	10,583,882
15,329	Hess Corp.	794,195

See accompanying notes to the financial statements.

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,332	HollyFrontier Corp.	$243,294
108,672	Kinder Morgan, Inc.	1,648,554
43,971	Marathon Oil Corp.	269,103
36,137	Marathon Petroleum Corp.	1,350,801
8,113	Murphy Oil Corp.	111,959
26,570	Noble Energy, Inc.	238,067
45,345	Occidental Petroleum Corp.	829,814
24,487	ONEOK, Inc.	813,458
16,794	Parsley Energy, Inc., Class A	179,360
24,375	Phillips 66	1,752,563
9,165	Pioneer Natural Resources Co.	895,421
12,854	Targa Resources Corp.	257,980
22,764	Valero Energy Corp.	1,338,978
67,894	Williams Cos., Inc.	1,291,344
22,436	WPX Energy, Inc.*	143,142

		38,720,162

Personal Products (0.1%):
16,080	Coty, Inc., Class A	71,878
1,312	Estee Lauder Co., Inc. (The), Class A	247,548
4,900	Herbalife Nutrition, Ltd.*	220,402
2,863	Nu Skin Enterprises, Inc., Class A	109,452

		649,280

Pharmaceuticals (4.6%):
80,645	Bristol-Myers Squibb Co.	4,741,926
8,569	Catalent, Inc.*	628,108
22,311	Elanco Animal Health, Inc.*	478,571
750	Horizon Therapeutics plc*	41,685
3,018	Jazz Pharmaceuticals plc*	333,006
127,699	Johnson & Johnson Co.	17,958,309
17,800	Merck & Co., Inc.	1,376,474
28,779	Mylan NV*	462,766
9,466	Nektar Therapeutics*	219,233
7,623	Perrigo Co. plc	421,323
310,970	Pfizer, Inc.	10,168,719
2,525	Zoetis, Inc.	346,026

		37,176,146

Professional Services (0.3%):
1,742	Equifax, Inc.	299,415
2,038	FTI Consulting, Inc.*	233,453
10,085	IHS Markit, Ltd.	761,418
3,231	ManpowerGroup, Inc.	222,131
19,884	Nielsen Holdings plc	295,476
6,230	Robert Half International, Inc.	329,131
944	TransUnion	82,166

		2,223,190

Real Estate Management & Development (0.2%):
18,623	CBRE Group, Inc., Class A*	842,132
2,176	Howard Hughes Corp. (The)*	113,043
2,874	Jones Lang LaSalle, Inc.	297,344

		1,252,519

Road & Rail (1.4%):
498	AMERCO, Inc.	150,491
42,634	CSX Corp.	2,973,295
3,417	J.B. Hunt Transport Services, Inc.	411,202
5,293	Kansas City Southern	790,192

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
6,975	Knight-Swift Transportation Holdings, Inc.	$290,927
400	Landstar System, Inc.	44,924
13,304	Lyft, Inc., Class A*	439,165
14,307	Norfolk Southern Corp.	2,511,880
751	Old Dominion Freight Line, Inc.	127,362
2,924	Ryder System, Inc.	109,679
3,290	Schneider National, Inc., Class B	81,164
17,610	Uber Technologies, Inc.*	547,319
18,602	Union Pacific Corp.	3,145,040

		11,622,640

Semiconductors & Semiconductor Equipment (3.6%):
4,564	Advanced Micro Devices, Inc.*	240,112
18,072	Analog Devices, Inc.	2,216,350
1,135	Broadcom, Inc.	358,217
3,259	Cirrus Logic, Inc.*	201,341
6,039	Cree, Inc.*	357,448
436	Entegris, Inc.	25,746
4,639	First Solar, Inc.*	229,631
237,033	Intel Corp.	14,181,685
36,806	Marvell Technology Group, Ltd.	1,290,418
9,902	Maxim Integrated Products, Inc.	600,160
3,277	Microchip Technology, Inc.	345,101
62,172	Micron Technology, Inc.*	3,203,101
752	MKS Instruments, Inc.	85,156
22,645	ON Semiconductor Corp.*	448,824
6,449	Qorvo, Inc.*	712,808
9,311	Skyworks Solutions, Inc.	1,190,504
25,768	Texas Instruments, Inc.	3,271,764

		28,958,366

Software (0.7%):
2,445	2u, Inc.*	92,812
304	Aspen Technology, Inc.*	31,497
4,094	Autodesk, Inc.*	979,243
5,933	CDK Global, Inc.	245,745
1,759	Ceridian HCM Holding, Inc.*	139,436
5,008	Citrix Systems, Inc.	740,733
1,764	Crowdstrike Holdings, Inc., Class A*	176,912
9,466	FireEye, Inc.*	115,249
3,755	Guidewire Software, Inc.*	416,242
2,482	LogMeIn, Inc.	210,399
452	Manhattan Associates, Inc.*	42,578
15,689	Nuance Communications, Inc.*	397,010
13,244	Oracle Corp.	731,996
733	RealPage, Inc.*	47,652
3,535	Salesforce.com, Inc.*	662,212
1,643	SolarWinds Corp.*^	29,032
9,920	SS&C Technologies Holdings, Inc.	560,282
602	Synopsys, Inc.*	117,390

		5,736,420

Specialty Retail (1.7%):
3,717	Advance Auto Parts, Inc.	529,487
3,282	AutoNation, Inc.*	123,338
533	AutoZone, Inc.*	601,288
10,436	Best Buy Co, Inc.	910,750
384	Burlington Stores, Inc.*	75,621
8,398	CarMax, Inc.*	752,041

See accompanying notes to the financial statements.

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,440	Dick’s Sporting Goods, Inc.	$141,934
5,773	Foot Locker, Inc.	168,341
10,185	Gap, Inc. (The)	128,535
30,035	Home Depot, Inc. (The)	7,524,067
12,794	L Brands, Inc.	191,526
1,776	Penske Automotive Group, Inc.	68,749
3,726	Ross Stores, Inc.	317,604
6,760	Tiffany & Co.	824,314
12,728	TJX Cos., Inc. (The)	643,528
210	Ulta Beauty, Inc.*	42,718
3,588	Williams-Sonoma, Inc.	294,252

		13,338,093

Technology Hardware, Storage & Peripherals (0.5%):
8,022	Dell Technologies, Inc., Class C*	440,729
72,012	Hewlett Packard Enterprise Co.	700,677
79,920	HP, Inc.	1,393,005
7,093	NCR Corp.*	122,851
5,659	NetApp, Inc.	251,090
5,755	Pure Storage, Inc., Class A*	99,734
16,746	Western Digital Corp.	739,336
10,093	Xerox Holdings Corp.	154,322

		3,901,744

Textiles, Apparel & Luxury Goods (0.3%):
7,919	Capri Holdings, Ltd.*	123,774
2,390	Carter’s, Inc.	192,873
1,607	Columbia Sportswear Co.	129,492
19,348	Hanesbrands, Inc.	218,439
3,919	PVH Corp.	188,308
2,665	Ralph Lauren Corp.	193,266
7,463	Skechers U.S.A., Inc., Class A*	234,189
15,431	Tapestry, Inc.	204,924
10,506	Under Armour, Inc., Class A*	102,328
10,576	Under Armour, Inc., Class C*	93,492
17,177	VF Corp.	1,046,766

		2,727,851

Thrifts & Mortgage Finance (0.1%):
18,844	MGIC Investment Corp.	154,332
25,097	New York Community Bancorp, Inc.	255,990
2,725	TFS Financial Corp.	38,995

		449,317

Tobacco (1.0%):
58,647	Altria Group, Inc.	2,301,895
87,011	Philip Morris International, Inc.	6,095,990

		8,397,885

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors (0.3%):
5,942	Air Lease Corp.	$174,041
6,042	Fastenal Co.	258,839
8,980	HD Supply Holdings, Inc.*	311,157
2,493	MSC Industrial Direct Co., Inc., Class A	181,515
4,019	United Rentals, Inc.*	598,992
9,306	Univar Solutions, Inc.*	156,899
661	W.W. Grainger, Inc.	207,660
1,818	Watsco, Inc.	323,059

		2,212,162

Transportation Infrastructure (0.0%†):
4,097	Macquarie Infrastructure Corp.	125,737

Water Utilities (0.2%):
10,118	American Water Works Co., Inc.	1,301,782
12,482	Essential Utilities, Inc.	527,240

		1,829,022

Wireless Telecommunication Services (0.4%):
5,613	Telephone & Data Systems, Inc.	111,586
28,890	T-Mobile USA, Inc.*	3,008,894
614	United States Cellular Corp.*	18,955

		3,139,435

Total Common Stocks (Cost $745,907,716)		789,724,883

Right (0.0%†):
Wireless Telecommunication Services (0.0%†):
13,849	T-Mobile USA, Inc., Expires on 7/28/20*	2,327

Total Right (Cost $–)		2,327

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
2,349,927	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	2,349,927

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,349,927)		2,349,927

Unaffiliated Investment Companies (2.0%):
Money Markets (2.0%):
16,434,826	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(b)	16,434,826

Total Unaffiliated Investment Companies (Cost $16,434,826)		16,434,826

Total Investment Securities (Cost $764,692,469) — 100.0%		808,511,963
Net other assets (liabilities) — 0.0%		(87,812)

Net Assets — 100.0%		$808,424,151

Percentages indicated are based on net assets as of June 30, 2020.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $2,274,221.

+	Affiliated Securities

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(b)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Futures Contracts

Cash of $1,479,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	122	$18,850,220	$326,328

				$326,328

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$761,673,740
Investments in affiliates, at cost	3,018,729

Investments in non-affiliates, at value(a)	$804,034,102
Investments in affiliates, at value	4,477,861
Cash	7,550
Segregated cash for collateral for futures contracts	1,479,200
Interest and dividends receivable	1,037,729
Receivable for capital shares issued	3,843
Receivable for investments sold	61,000
Receivable for variation margin on futures contracts	264,451
Reclaims receivable	15,393
Prepaid expenses	1,625

Total Assets	811,382,754

Liabilities:
Payable for capital shares redeemed	114,484
Payable for collateral received on loaned securities	2,349,927
Manager fees payable	239,210
Administration fees payable	3,464
Distribution fees payable	143,959
Custodian fees payable	8,921
Administrative and compliance services fees payable	1,949
Transfer agent fees payable	2,435
Trustee fees payable	12,106
Other accrued liabilities	82,148

Total Liabilities	2,958,603

Net Assets	$808,424,151

Net Assets Consist of:
Paid in capital	$707,794,892
Total distributable earnings	100,629,259

Net Assets	$808,424,151

Class 1
Net Assets	$127,973,593
Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,725,274
Net Asset Value (offering and redemption price per share)	$8.14

Class 2
Net Assets	$680,450,558
Shares of beneficial interest (unlimited number of shares authorized, no par value)	62,170,876
Net Asset Value (offering and redemption price per share)	$10.94

(a)	Includes securities on loan of $2,274,221.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends from non-affiliates	$11,772,756
Dividends from affiliates	63,892
Interest	2,354
Income from securities lending	19,895
Foreign withholding tax	(1,522)

Total Investment Income	11,857,375

Expenses:
Manager fees	1,793,904
Administration fees	118,575
Distribution fees — Class 2	848,134
Custodian fees	18,840
Administrative and compliance services fees	7,782
Transfer agent fees	5,698
Trustee fees	24,687
Professional fees	21,671
Shareholder reports	20,593
Other expenses	91,101

Total expenses before reductions	2,950,985
Less expenses voluntarily waived/reimbursed by the Manager	(366,931)

Net expenses	2,584,054

Net Investment Income/(Loss)	9,273,321

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities	(11,326,868)
Net realized gains/(losses) on affiliated transactions	361,136
Net realized gains/(losses) on futures contracts	2,475,694
Change in net unrealized appreciation/depreciation on securities	(150,469,820)
Change in net unrealized appreciation/depreciation on affiliated transactions	(1,808)
Change in net unrealized appreciation/depreciation on futures contracts	85,974

Net realized and Change in net unrealized gains/losses on investments	(158,875,692)

Change in Net Assets Resulting From Operations	$(149,602,371)

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$9,273,321	$18,741,676
Net realized gains/(losses) on investments	(8,490,038)	43,369,593
Change in unrealized appreciation/depreciation on investments	(150,385,654)	151,884,557

Change in net assets resulting from operations	(149,602,371)	213,995,826

Distributions to Shareholders:
Class 1	—	(14,937,853)
Class 2	—	(52,687,956)

Change in net assets resulting from distributions to shareholders	—	(67,625,809)

Capital Transactions:
Class 1
Proceeds from shares issued	234,945	41,842
Proceeds from dividends reinvested	—	14,937,853
Value of shares redeemed	(10,473,859)	(20,385,177)

Total Class 1 Shares	(10,238,914)	(5,405,482)

Class 2
Proceeds from shares issued	120,957,060	8,176,828
Proceeds from dividends reinvested	—	52,687,956
Value of shares redeemed	(105,431,209)	(118,250,607)

Total Class 2 Shares	15,525,851	(57,385,823)

Change in net assets resulting from capital transactions	5,286,937	(62,791,305)

Change in net assets	(144,315,434)	83,578,712
Net Assets:
Beginning of period	952,739,585	869,160,873

End of period	$808,424,151	$952,739,585

Share Transactions:
Class 1
Shares issued	30,161	4,308
Dividends reinvested	—	1,678,410
Shares redeemed	(1,260,147)	(2,129,392)

Total Class 1 Shares	(1,229,986)	(446,674)

Class 2
Shares issued	12,007,794	662,245
Dividends reinvested	—	4,394,325
Shares redeemed	(9,805,163)	(9,270,354)

Total Class 2 Shares	2,202,631	(4,213,784)

Change in shares	972,645	(4,660,458)

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$9.75		$8.55	$10.65	$10.79	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.21 (a)	0.24	0.27	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(1.71)		1.94	(1.02)	1.08	0.71

Total from Investment Activities	(1.61)		2.15	(0.78)	1.35	0.79

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.30)	(0.10)	—
Net Realized Gains	—		(0.65)	(1.02)	(1.39)	—

Total Dividends	—		(0.95)	(1.32)	(1.49)	—

Net Asset Value, End of Period	$8.14		$9.75	$8.55	$10.65	$10.79

Total Return(b)	(16.51	)%(c)	26.13%	(8.50)%	13.38%	7.90	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$127,974		$165,337	$148,796	$185,903	$187,248
Net Investment Income/(Loss)(d)	2.47%		2.21%	2.10%	2.07%	2.11%
Expenses Before Reductions(d)(e)	0.52%		0.51%	0.50%	0.50%	0.51%
Expenses Net of Reductions(d)	0.43%		0.43%	0.43%	0.45%	0.46%
Portfolio Turnover Rate(f)	26%		15%	22%	12%	131	%(g)

Class 2

Net Asset Value, Beginning of Period	$13.13		$11.22	$13.56	$13.39	$12.91		$14.82

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.25 (a)	0.28	0.24	0.11		0.22
Net Realized and Unrealized Gains/(Losses) on Investments	(2.32)		2.57	(1.34)	1.42	1.85		(0.92)

Total from Investment Activities	(2.19)		2.82	(1.06)	1.66	1.96		(0.70)

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.26)	(0.10)	(0.25)		(0.23)
Net Realized Gains	—		(0.65)	(1.02)	(1.39)	(1.23)		(0.98)

Total Dividends	—		(0.91)	(1.28)	(1.49)	(1.48)		(1.21)

Net Asset Value, End of Period	$10.94		$13.13	$11.22	$13.56	$13.39		$12.91

Total Return(b)	(16.68	)%(c)	25.86%	(8.72)%	13.02%	16.15%		(4.42)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$680,451		$787,403	$720,365	$893,400	$991,296		$193,094
Net Investment Income/(Loss)(d)	2.24%		1.96%	1.85%	1.81%	2.05%		1.54%
Expenses Before Reductions(d)(e)	0.77%		0.76%	0.75%	0.75%	0.77%		0.77%
Expenses Net of Reductions(d)	0.68%		0.68%	0.68%	0.70%	0.72%		0.77%
Portfolio Turnover Rate(f)	26%		15%	22%	12%	131	%(g)	16%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 131%.

See accompanying notes to the financial statements.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,994 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,349,927 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $18.3 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$326,328	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$2,475,694	$85,974

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Russell 1000 Value Index Fund Class 1	0.44%	0.59%
AZL Russell 1000 Value Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.35% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.“At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

At June 30, 2020, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Capital Gains Distributions

BlackRock Inc., Class A	$3,870,287	$1,438,097	$(1,189,851)	$361,136	$(1,808)	$4,477,861	8,230	$63,892	$—

	$3,870,287	$1,438,097	$(1,189,851)	$361,136	$(1,808)	$4,477,861	8,230	$63,892	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $3,445 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$789,724,883	$—	$—	$789,724,883
Rights+	2,327	—	—	2,327
Short-Term Securities Held as Collateral for Securities on Loan	2,349,927	—	—	2,349,927
Unaffiliated Investment Companies	16,434,826	—	—	16,434,826

Total Investment Securities	808,511,963	—	—	808,511,963

Other Financial Instruments:*
Futures Contracts	326,328	—	—	326,328

Total Investments	$808,838,291	$—	$—	$808,838,291

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Value Index Fund	$222,983,219	$208,827,709

18

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $767,951,311. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$232,083,400
Unrealized (depreciation)	(44,761,971)

Net unrealized appreciation/(depreciation)	$187,321,429

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Value Index Fund	$24,694,840	$42,930,969	$67,625,809

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Value Index Fund	$20,996,388	$41,912,650	$—	$187,322,600	$250,231,638

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market on futures contracts and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

Statement Regarding the Trust’s Liquidity Risk Management Program Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL S&P 500 Index Fund, Class 1	$1,000.00	$965.20	$1.17	0.24%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$964.40	$2.39	0.49%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.67	$1.21	0.24%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.43	$2.46	0.49%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	27.4%

Health Care	14.5

Consumer Discretionary	10.8

Communication Services	10.7

Financials	10.0

Industrials	7.9

Consumer Staples	6.9

Utilities	3.0

Real Estate	2.8

Energy	2.8

Materials	2.5

Total Common Stocks	99.3

Rights	— †

Unaffiliated Investment Companies	0.7

Short-Term Securities Held as Collateral for Securities on Loan	0.1

Total Investment Securities	100.1

Net other assets (liabilities)	(0.1)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (1.8%):
50,611	Boeing Co. (The)	$9,276,997
22,137	General Dynamics Corp.	3,308,596
37,339	Howmet Aerospace, Inc.*	591,823
3,858	Huntington Ingalls Industries, Inc.	673,182
20,359	L3harris Technologies, Inc.	3,454,312
23,355	Lockheed Martin Corp.	8,522,708
14,561	Northrop Grumman Corp.	4,476,634
138,302	Raytheon Technologies Corp.	8,522,169
3,416	Teledyne Technologies, Inc.*	1,062,205
21,951	Textron, Inc.	722,407
4,677	TransDigm Group, Inc.	2,067,468

		42,678,501

Air Freight & Logistics (0.5%):
13,010	C.H. Robinson Worldwide, Inc.	1,028,571
15,697	Expeditors International of Washington, Inc.	1,193,600
22,603	FedEx Corp.	3,169,393
66,478	United Parcel Service, Inc., Class B	7,391,023

		12,782,587

Airlines (0.2%):
10,623	Alaska Air Group, Inc.	385,190
36,929	American Airlines Group, Inc.^	482,662
53,498	Delta Air Lines, Inc.	1,500,619
50,442	Southwest Airlines Co.	1,724,107
23,672	United Airlines Holdings, Inc.*	819,288

		4,911,866

Auto Components (0.1%):
24,254	Aptiv plc	1,889,872
19,038	BorgWarner, Inc.	672,041

		2,561,913

Automobiles (0.2%):
367,066	Ford Motor Co.	2,231,761
118,776	General Motors Co.	3,005,033

		5,236,794

Banks (3.6%):
736,724	Bank of America Corp.	17,497,195
196,083	Citigroup, Inc.	10,019,841
40,853	Citizens Financial Group, Inc.	1,031,130
13,498	Comerica, Inc.	514,274
66,533	Fifth Third Bancorp	1,282,756
16,301	First Republic Bank	1,727,743
99,663	Huntington Bancshares, Inc.	900,455
287,464	JPMorgan Chase & Co.	27,038,865
91,599	KeyCorp	1,115,676
12,346	M&T Bank Corp.	1,283,614
40,385	People’s United Financial, Inc.	467,254
39,996	PNC Financial Services Group, Inc. (The)	4,207,979
88,938	Regions Financial Corp.	988,991
4,929	SVB Financial Group*	1,062,347
126,240	Truist Financial Corp.	4,740,312
129,270	U.S. Bancorp	4,759,721
351,727	Wells Fargo & Co.	9,004,211
15,380	Zions Bancorp	522,920

		88,165,284

Beverages (1.7%):
17,409	Brown-Forman Corp., Class B	1,108,257

Shares		Fair Value
Common Stocks, continued
Beverages, continued
364,451	Coca-Cola Co. (The)	$16,283,671
15,754	Constellation Brands, Inc., Class C	2,756,162
18,034	Molson Coors Brewing Co., Class B	619,648
34,998	Monster Beverage Corp.*	2,426,061
130,971	PepsiCo, Inc.	17,322,225

		40,516,024

Biotechnology (2.5%):
166,447	AbbVie, Inc.	16,341,766
20,815	Alexion Pharmaceuticals, Inc.*	2,336,276
55,536	Amgen, Inc.	13,098,721
15,412	Biogen, Inc.*	4,123,481
118,137	Gilead Sciences, Inc.	9,089,461
17,255	Incyte Corp.*	1,794,002
9,486	Regeneron Pharmaceuticals, Inc.*	5,915,944
24,527	Vertex Pharmaceuticals, Inc.*	7,120,433

		59,820,084

Building Products (0.4%):
13,219	A.O. Smith Corp.	622,879
8,575	Allegion plc	876,537
75,917	Carrier Global Corp.	1,686,876
13,210	Fortune Brands Home & Security, Inc.	844,515
70,124	Johnson Controls International plc	2,394,033
24,928	Masco Corp.	1,251,635
23,681	Trane Technologies plc	2,107,135

		9,783,610

Capital Markets (2.7%):
11,544	Ameriprise Financial, Inc.	1,732,062
76,130	Bank of New York Mellon Corp. (The)	2,942,425
14,555	BlackRock, Inc., Class A+	7,919,229
10,635	Cboe Global Markets, Inc.	992,033
107,560	Charles Schwab Corp. (The)	3,629,074
33,702	CME Group, Inc.	5,477,923
20,880	E*TRADE Financial Corp.	1,038,362
27,149	Franklin Resources, Inc.	569,315
29,199	Goldman Sachs Group, Inc.	5,770,306
51,727	Intercontinental Exchange, Inc.	4,738,193
32,271	Invesco, Ltd.	347,236
3,535	MarketAxess Holdings, Inc.	1,770,752
15,253	Moody’s Corp.	4,190,457
112,760	Morgan Stanley	5,446,308
7,934	MSCI, Inc., Class A	2,648,528
10,583	Nasdaq, Inc.	1,264,351
19,393	Northern Trust Corp.	1,538,641
11,699	Raymond James Financial, Inc.	805,242
22,775	S&P Global, Inc.	7,503,907
33,249	State Street Corp.	2,112,974
21,453	T. Rowe Price Group, Inc.	2,649,446

		65,086,764

Chemicals (1.8%):
20,699	Air Products & Chemicals, Inc.	4,997,981
10,049	Albemarle Corp.	775,883
11,137	Celanese Corp., Series A	961,569
20,326	CF Industries Holdings, Inc.	571,974
70,229	Corteva, Inc.	1,881,435
69,579	Dow, Inc.	2,836,040

See accompanying notes to the financial statements.

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
69,665	DuPont de Nemours, Inc.	$3,701,301
12,952	Eastman Chemical Co.	901,977
23,233	Ecolab, Inc.	4,622,205
12,013	FMC Corp.	1,196,735
10,199	International Flavors & Fragrances, Inc.	1,248,970
49,717	Linde plc	10,545,473
24,442	Lyondellbasell Industries NV	1,606,328
31,045	Mosaic Co. (The)	388,373
22,227	PPG Industries, Inc.	2,357,396
7,615	Sherwin Williams Co.	4,400,328

		42,993,968

Commercial Services & Supplies (0.4%):
8,042	Cintas Corp.	2,142,067
19,109	Copart, Inc.*	1,591,206
19,558	Republic Services, Inc., Class A	1,604,734
13,594	Rollins, Inc.	576,250
36,758	Waste Management, Inc.	3,893,040

		9,807,297

Communications Equipment (1.0%):
5,189	Arista Networks, Inc.*	1,089,846
400,242	Cisco Systems, Inc.	18,667,286
5,799	F5 Networks, Inc.*	808,845
31,713	Juniper Networks, Inc.	724,959
16,069	Motorola Solutions, Inc.	2,251,749

		23,542,685

Construction & Engineering (0.1%):
12,260	Jacobs Engineering Group, Inc.	1,039,648
12,732	Quanta Services, Inc.	499,476

		1,539,124

Construction Materials (0.1%):
5,773	Martin Marietta Materials, Inc.	1,192,529
12,295	Vulcan Materials Co.	1,424,375

		2,616,904

Consumer Finance (0.5%):
62,349	American Express Co.	5,935,625
42,978	Capital One Financial Corp.	2,689,993
28,374	Discover Financial Services	1,421,254
49,902	Synchrony Financial	1,105,828

		11,152,700

Containers & Packaging (0.3%):
147,207	Amcor plc	1,502,984
7,649	Avery Dennison Corp.	872,674
30,625	Ball Corp.	2,128,132
36,688	International Paper Co.	1,291,784
9,004	Packaging Corp. of America	898,599
14,866	Sealed Air Corp.	488,348
24,862	WestRock Co.	702,600

		7,885,121

Distributors (0.1%):
13,795	Genuine Parts Co.	1,199,613
29,281	LKQ Corp.*	767,162

		1,966,775

Diversified Consumer Services (0.0%†):
19,715	H&R Block, Inc.	281,530

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (1.3%):
183,502	Berkshire Hathaway, Inc., Class B*	$32,756,942

Diversified Telecommunication Services (1.8%):
672,399	AT&T, Inc.	20,326,622
93,816	CenturyLink, Inc.	940,974
390,227	Verizon Communications, Inc.	21,513,215

		42,780,811

Electric Utilities (1.9%):
23,123	Alliant Energy Corp.	1,106,204
46,459	American Electric Power Co., Inc.	3,699,995
69,368	Duke Energy Corp.	5,541,810
35,685	Edison International	1,938,052
19,121	Entergy Corp.	1,793,741
21,308	Evergy, Inc.	1,263,351
31,736	Eversource Energy	2,642,657
91,620	Exelon Corp.	3,324,890
50,867	FirstEnergy Corp.	1,972,622
46,222	NextEra Energy, Inc.	11,101,139
10,625	Pinnacle West Capital Corp.	778,706
72,948	PPL Corp.	1,884,976
99,814	Southern Co. (The)	5,175,356
49,312	Xcel Energy, Inc.	3,082,000

		45,305,499

Electrical Equipment (0.5%):
21,360	AMETEK, Inc.	1,908,943
37,844	Eaton Corp. plc	3,310,593
56,411	Emerson Electric Co.	3,499,175
10,865	Rockwell Automation, Inc.	2,314,245

		11,032,956

Electronic Equipment, Instruments & Components (0.5%):
28,244	Amphenol Corp., Class A	2,706,059
13,623	CDW Corp.	1,582,720
70,880	Corning, Inc.	1,835,792
12,121	FLIR Systems, Inc.	491,749
3,496	IPG Photonics Corp.*	560,723
17,726	Keysight Technologies, Inc.*	1,786,426
30,808	TE Connectivity, Ltd.	2,512,392
5,004	Zebra Technologies Corp., Class A*	1,280,774

		12,756,635

Energy Equipment & Services (0.2%):
60,867	Baker Hughes Co.	936,743
84,549	Halliburton Co.	1,097,446
34,269	National Oilwell Varco, Inc.	419,795
130,404	Schlumberger, Ltd.	2,398,130
40,738	TechnipFMC plc	278,648

		5,130,762

Entertainment (2.0%):
72,290	Activision Blizzard, Inc.	5,486,811
27,474	Electronic Arts, Inc.*	3,627,942
13,522	Live Nation Entertainment, Inc.*	599,430
41,514	Netflix, Inc.*	18,890,531
10,905	Take-Two Interactive Software, Inc.*	1,522,011
170,393	Walt Disney Co. (The)	19,000,523

		49,127,248

See accompanying notes to the financial statements.

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts (2.8%):
11,865	Alexandria Real Estate Equities, Inc.	$1,925,096
41,898	American Tower Corp.	10,832,310
13,551	Apartment Investment & Management Co.	510,060
13,049	AvalonBay Communities, Inc.	2,017,897
13,377	Boston Properties, Inc.	1,209,013
39,484	Crown Castle International Corp.	6,607,648
25,306	Digital Realty Trust, Inc.	3,596,236
35,296	Duke Realty Corp.	1,249,125
8,351	Equinix, Inc.	5,864,907
32,572	Equity Residential	1,915,885
6,230	Essex Property Trust, Inc.	1,427,729
11,970	Extra Space Storage, Inc.	1,105,669
6,633	Federal Realty Investment Trust	565,198
50,072	Healthpeak Properties, Inc.	1,379,984
69,319	Host Hotels & Resorts, Inc.	747,952
27,502	Iron Mountain, Inc.^	717,802
41,300	Kimco Realty Corp.	530,292
11,023	Mid-America Apartment Communities, Inc.	1,264,007
69,477	ProLogis, Inc.	6,484,289
14,152	Public Storage, Inc.	2,715,627
32,358	Realty Income Corp.	1,925,301
16,240	Regency Centers Corp.	745,254
10,599	SBA Communications Corp.	3,157,654
28,827	Simon Property Group, Inc.	1,971,190
7,513	SL Green Realty Corp.	370,316
27,437	UDR, Inc.	1,025,595
34,736	Ventas, Inc.	1,272,032
15,093	Vornado Realty Trust	576,704
39,329	Welltower, Inc.	2,035,276
70,279	Weyerhaeuser Co.	1,578,466

		67,324,514

Food & Staples Retailing (1.5%):
41,536	Costco Wholesale Corp.	12,594,131
75,263	Kroger Co. (The)	2,547,653
48,003	Sysco Corp.	2,623,844
69,104	Walgreens Boots Alliance, Inc.	2,929,319
133,372	Walmart, Inc.	15,975,297

		36,670,244

Food Products (1.1%):
52,393	Archer-Daniels-Midland Co.	2,090,481
16,161	Campbell Soup Co.	802,070
46,574	Conagra Brands, Inc.	1,638,008
56,818	General Mills, Inc.	3,502,830
13,811	Hershey Co. (The)	1,790,182
26,661	Hormel Foods Corp.	1,286,926
10,933	JM Smucker Co. (The)	1,156,821
23,152	Kellogg Co.	1,529,421
58,197	Kraft Heinz Co. (The)	1,855,902
13,997	Lamb Weston Holdings, Inc.	894,828
11,726	McCormick & Co.	2,103,762
135,380	Mondelez International, Inc., Class A	6,921,979
27,604	Tyson Foods, Inc., Class A	1,648,235

		27,221,445

Gas Utilities (0.0%†):
11,598	Atmos Energy Corp.	1,154,929

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (3.8%):
167,030	Abbott Laboratories	$15,271,553
4,226	ABIOMED, Inc.*	1,020,833
6,692	Align Technology, Inc.*	1,836,552
48,027	Baxter International, Inc.	4,135,125
27,733	Becton Dickinson & Co.	6,635,675
135,049	Boston Scientific Corp.*	4,741,570
4,698	Cooper Cos., Inc. (The)	1,332,541
59,198	Danaher Corp.	10,467,982
21,363	Dentsply Sirona, Inc.	941,254
8,730	DexCom, Inc.*	3,539,142
58,894	Edwards Lifesciences Corp.*	4,070,164
25,058	Hologic, Inc.*	1,428,306
8,060	IDEXX Laboratories, Inc.*	2,661,090
11,015	Intuitive Surgical, Inc.*	6,276,677
126,104	Medtronic plc	11,563,737
13,485	ResMed, Inc.	2,589,120
7,841	Steris plc	1,203,123
30,301	Stryker Corp.	5,459,937
4,315	Teleflex, Inc.	1,570,574
8,715	Varian Medical Systems, Inc.*	1,067,762
6,846	West Pharmaceutical Services, Inc.	1,555,206
19,365	Zimmer Biomet Holdings, Inc.	2,311,406

		91,679,329

Health Care Providers & Services (2.8%):
13,919	AmerisourceBergen Corp.	1,402,618
23,859	Anthem, Inc.	6,274,440
27,247	Cardinal Health, Inc.	1,422,021
54,929	Centene Corp.*	3,490,738
34,796	Cigna Corp.	6,529,469
123,357	CVS Health Corp.	8,014,504
7,828	DaVita, Inc.*	619,508
24,734	HCA Healthcare, Inc.	2,400,682
13,714	Henry Schein, Inc.*	800,760
12,464	Humana, Inc.	4,832,916
9,056	Laboratory Corp. of America Holdings*	1,504,292
15,185	McKesson Corp.	2,329,683
12,546	Quest Diagnostics, Inc.	1,429,742
89,451	UnitedHealth Group, Inc.	26,383,573
7,760	Universal Health Services, Inc., Class B	720,826

		68,155,772

Health Care Technology (0.1%):
28,613	Cerner Corp.	1,961,421

Hotels, Restaurants & Leisure (1.5%):
44,016	Carnival Corp., Class A^	722,743
2,413	Chipotle Mexican Grill, Inc.*	2,539,345
12,491	Darden Restaurants, Inc.	946,443
3,740	Domino’s Pizza, Inc.	1,381,706
26,057	Hilton Worldwide Holdings, Inc.	1,913,887
31,730	Las Vegas Sands Corp.	1,444,984
25,742	Marriott International, Inc., Class A	2,206,862
70,132	McDonald’s Corp.	12,937,249
45,300	MGM Resorts International	761,040
23,951	Norwegian Cruise Line Holdings, Ltd.*^	393,515
16,620	Royal Caribbean Cruises, Ltd.^	835,986
110,257	Starbucks Corp.	8,113,812
8,971	Wynn Resorts, Ltd.	668,250

See accompanying notes to the financial statements.

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
28,115	Yum! Brands, Inc.	$2,443,475

		37,309,297

Household Durables (0.4%):
31,512	D.R. Horton, Inc.	1,747,340
13,641	Garmin, Ltd.	1,329,998
11,212	Leggett & Platt, Inc.	394,102
26,149	Lennar Corp., Class A	1,611,301
5,509	Mohawk Industries, Inc.*	560,596
36,863	Newell Brands, Inc.	585,384
330	NVR, Inc.*	1,075,388
24,408	PulteGroup, Inc.	830,604
6,095	Whirlpool Corp.	789,485

		8,924,198

Household Products (1.8%):
22,947	Church & Dwight Co., Inc.	1,773,803
11,744	Clorox Co. (The)	2,576,281
80,429	Colgate-Palmolive Co.	5,892,229
32,124	Kimberly-Clark Corp.	4,540,727
233,911	Procter & Gamble Co. (The)	27,968,738

		42,751,778

Independent Power and Renewable Electricity Producers (0.1%):
63,280	AES Corp. (The)	916,927
22,575	NRG Energy, Inc.	735,042

		1,651,969

Industrial Conglomerates (1.1%):
54,053	3M Co.	8,431,727
821,706	General Electric Co.	5,612,252
66,300	Honeywell International, Inc.	9,586,318
9,774	Roper Technologies, Inc.	3,794,853

		27,425,150

Insurance (1.9%):
67,270	Aflac, Inc.	2,423,738
29,647	Allstate Corp. (The)	2,875,463
81,857	American International Group, Inc.	2,552,301
21,721	Aon plc, Class A	4,183,465
18,019	Arthur J. Gallagher & Co.	1,756,672
5,753	Assurant, Inc.	594,227
42,676	Chubb, Ltd.	5,403,635
14,574	Cincinnati Financial Corp.	933,173
3,755	Everest Re Group, Ltd.	774,281
9,287	Globe Life, Inc.	689,374
34,252	Hartford Financial Services Group, Inc. (The)	1,320,415
17,754	Lincoln National Corp.	653,170
22,801	Loews Corp.	781,846
48,134	Marsh & McLennan Cos., Inc.	5,168,148
73,468	MetLife, Inc.	2,683,051
24,720	Principal Financial Group, Inc.	1,026,869
55,020	Progressive Corp. (The)	4,407,652
36,840	Prudential Financial, Inc.	2,243,556
23,759	Travelers Cos., Inc. (The)	2,709,714
18,921	Unum Group	313,899
12,068	Willis Towers Watson plc	2,376,793
14,008	WR Berkley Corp.	802,518

		46,673,960

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (5.5%):
28,268	Alphabet, Inc., Class A*	$40,085,437
27,644	Alphabet, Inc., Class C*	39,077,835
226,881	Facebook, Inc., Class A*	51,517,869
73,063	Twitter, Inc.*	2,176,547

		132,857,688

Internet & Direct Marketing Retail (4.8%):
39,537	Amazon.com, Inc.*	109,075,467
3,866	Booking Holdings, Inc.*	6,155,987
62,215	eBay, Inc.	3,263,177
12,702	Expedia Group, Inc.	1,044,104

		119,538,735

IT Services (5.6%):
60,028	Accenture plc, Class C	12,889,212
15,013	Akamai Technologies, Inc.*	1,607,742
40,706	Automatic Data Processing, Inc.	6,060,716
10,740	Broadridge Financial Solutions, Inc.	1,355,281
51,542	Cognizant Technology Solutions Corp., Class A	2,928,616
24,926	DXC Technology Co.	411,279
58,279	Fidelity National Information Services, Inc.	7,814,631
53,071	Fiserv, Inc.*	5,180,791
7,888	FleetCor Technologies, Inc.*	1,984,069
8,352	Gartner, Inc.*	1,013,348
28,294	Global Payments, Inc.	4,799,228
83,803	International Business Machines Corp.	10,120,888
7,102	Jack Henry & Associates, Inc.	1,306,981
12,782	Leidos Holdings, Inc.	1,197,290
83,485	MasterCard, Inc., Class A	24,686,515
29,980	Paychex, Inc.	2,270,985
110,812	PayPal Holdings, Inc.*	19,306,775
9,622	VeriSign, Inc.*	1,990,118
159,187	Visa, Inc., Class A	30,750,153
40,117	Western Union Co.	867,330

		138,541,948

Leisure Products (0.0%†):
12,195	Hasbro, Inc.	914,015

Life Sciences Tools & Services (1.2%):
28,921	Agilent Technologies, Inc.	2,555,749
2,012	Bio-Rad Laboratories, Inc., Class A*	908,398
13,823	Illumina, Inc.*	5,119,348
16,968	IQVIA Holdings, Inc.*	2,407,420
2,282	Mettler-Toledo International, Inc.*	1,838,265
10,693	PerkinElmer, Inc.	1,048,876
37,346	Thermo Fisher Scientific, Inc.	13,531,950
5,820	Waters Corp.*	1,049,928

		28,459,934

Machinery (1.5%):
51,072	Caterpillar, Inc.	6,460,607
13,904	Cummins, Inc.	2,409,007
29,599	Deere & Co.	4,651,483
13,573	Dover Corp.	1,310,609
12,745	Flowserve Corp.	363,487
27,636	Fortive Corp.	1,869,852
7,015	IDEX Corp.	1,108,651
27,085	Illinois Tool Works, Inc.	4,735,812
33,286	Ingersoll-Rand, Inc.*	936,002

See accompanying notes to the financial statements.

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
38,467	Otis Worldwide Corp.	$2,187,234
32,499	PACCAR, Inc.	2,432,550
12,084	Parker Hannifin Corp.	2,214,635
16,327	Pentair plc	620,263
5,235	Snap-On, Inc.	725,100
14,306	Stanley Black & Decker, Inc.	1,993,970
17,056	Wabtec Corp.	981,914
16,901	Xylem, Inc.	1,097,889

		36,099,065

Media (1.3%):
14,217	Charter Communications, Inc., Class A*	7,251,239
429,103	Comcast Corp., Class A	16,726,435
32,293	Discovery Communications, Inc., Class C*	621,963
15,411	Discovery, Inc., Class A*^	325,172
24,055	DISH Network Corp., Class A*	830,138
32,619	Fox Corp., Class A	874,842
14,333	Fox Corp., Class B	384,698
36,309	Interpublic Group of Cos., Inc. (The)	623,062
35,842	News Corp., Class A	425,086
10,641	News Corp., Class B	127,160
20,504	Omnicom Group, Inc.	1,119,518
51,966	ViacomCBS, Inc., Class B	1,211,847

		30,521,160

Metals & Mining (0.3%):
135,082	Freeport-McMoRan, Inc.	1,562,899
75,772	Newmont Corp.	4,678,163
28,947	Nucor Corp.	1,198,695

		7,439,757

Multiline Retail (0.5%):
23,922	Dollar General Corp.	4,557,380
22,193	Dollar Tree, Inc.*	2,056,847
14,828	Kohl’s Corp.	307,978
47,134	Target Corp.	5,652,781

		12,574,986

Multi-Utilities (1.0%):
23,221	Ameren Corp.	1,633,830
51,120	CenterPoint Energy, Inc.	954,410
27,220	CMS Energy Corp.	1,590,192
31,846	Consolidated Edison, Inc.	2,290,683
79,246	Dominion Energy, Inc.	6,433,189
18,085	DTE Energy Co.	1,944,138
36,126	NiSource, Inc.	821,505
47,413	Public Service Enterprise Group, Inc.	2,330,823
27,668	Sempra Energy	3,243,520
29,647	WEC Energy Group, Inc.	2,598,560

		23,840,850

Oil, Gas & Consumable Fuels (2.6%):
36,020	Apache Corp.	486,270
38,489	Cabot Oil & Gas Corp.	661,241
176,242	Chevron Corp.	15,726,075
18,446	Concho Resources, Inc.	949,969
101,093	ConocoPhillips Co.	4,247,928
37,942	Devon Energy Corp.	430,262
15,415	Diamondback Energy, Inc.	644,655
54,483	EOG Resources, Inc.	2,760,109

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
398,957	Exxon Mobil Corp.	$17,841,358
24,706	Hess Corp.	1,280,018
14,420	HollyFrontier Corp.	421,064
182,743	Kinder Morgan, Inc.	2,772,211
77,362	Marathon Oil Corp.	473,455
61,047	Marathon Petroleum Corp.	2,281,937
45,092	Noble Energy, Inc.	404,024
85,897	Occidental Petroleum Corp.	1,571,915
38,447	ONEOK, Inc.	1,277,209
40,916	Phillips 66	2,941,860
15,271	Pioneer Natural Resources Co.	1,491,977
38,343	Valero Energy Corp.	2,255,335
114,515	Williams Cos., Inc.	2,178,075

		63,096,947

Personal Products (0.2%):
30,605	Coty, Inc., Class A	136,804
21,240	Estee Lauder Co., Inc. (The), Class A	4,007,564

		4,144,368

Pharmaceuticals (4.3%):
213,792	Bristol-Myers Squibb Co.	12,570,970
79,438	Eli Lilly & Co.	13,042,131
248,594	Johnson & Johnson Co.	34,959,774
238,268	Merck & Co., Inc.	18,425,264
47,561	Mylan NV*	764,781
12,748	Perrigo Co. plc	704,582
524,069	Pfizer, Inc.	17,137,056
44,785	Zoetis, Inc.	6,137,336

		103,741,894

Professional Services (0.3%):
11,331	Equifax, Inc.	1,947,572
37,529	IHS Markit, Ltd.	2,833,440
32,227	Nielsen Holdings plc	478,893
10,794	Robert Half International, Inc.	570,247
15,349	Verisk Analytics, Inc.	2,612,400

		8,442,552

Real Estate Management & Development (0.1%):
31,838	CBRE Group, Inc., Class A*	1,439,714

Road & Rail (1.0%):
72,361	CSX Corp.	5,046,456
8,175	J.B. Hunt Transport Services, Inc.	983,780
8,929	Kansas City Southern	1,333,010
24,209	Norfolk Southern Corp.	4,250,374
8,811	Old Dominion Freight Line, Inc.	1,494,257
64,106	Union Pacific Corp.	10,838,402

		23,946,279

Semiconductors & Semiconductor Equipment (4.7%):
110,052	Advanced Micro Devices, Inc.*	5,789,836
34,655	Analog Devices, Inc.	4,250,089
86,931	Applied Materials, Inc.	5,254,979
37,737	Broadcom, Inc.	11,910,175
399,669	Intel Corp.	23,912,196
14,501	KLA Corp.	2,820,154
13,652	Lam Research Corp.	4,415,876
25,650	Maxim Integrated Products, Inc.	1,554,647
23,150	Microchip Technology, Inc.	2,437,927

See accompanying notes to the financial statements.

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
104,230	Micron Technology, Inc.*	$5,369,930
58,080	NVIDIA Corp.	22,065,173
11,087	Qorvo, Inc.*	1,225,446
106,162	Qualcomm, Inc.	9,683,036
15,554	Skyworks Solutions, Inc.	1,988,734
86,689	Texas Instruments, Inc.	11,006,902
22,980	Xilinx, Inc.	2,261,002

		115,946,102

Software (9.2%):
45,546	Adobe, Inc.*	19,826,628
8,037	ANSYS, Inc.*	2,344,634
20,710	Autodesk, Inc.*	4,953,625
26,411	Cadence Design Systems, Inc.*	2,534,400
11,090	Citrix Systems, Inc.	1,640,322
12,676	Fortinet, Inc.*	1,740,035
24,485	Intuit, Inc.	7,252,212
715,628	Microsoft Corp.	145,637,453
49,990	NortonLifeLock, Inc.	991,302
196,416	Oracle Corp.	10,855,912
4,553	Paycom Software, Inc.*	1,410,201
85,045	Salesforce.com, Inc.*	15,931,480
17,999	ServiceNow, Inc.*	7,290,675
14,161	Synopsys, Inc.*	2,761,395
3,735	Tyler Technologies, Inc.*	1,295,597

		226,465,871

Specialty Retail (2.4%):
6,640	Advance Auto Parts, Inc.	945,868
2,183	AutoZone, Inc.*	2,462,686
21,406	Best Buy Co, Inc.	1,868,102
15,205	CarMax, Inc.*	1,361,608
22,015	Gap, Inc. (The)	277,829
101,514	Home Depot, Inc. (The)	25,430,272
21,624	L Brands, Inc.	323,711
71,229	Lowe’s Cos., Inc.	9,624,462
6,954	O’Reilly Automotive, Inc.*	2,932,293
33,371	Ross Stores, Inc.	2,844,544
10,430	Tiffany & Co.	1,271,834
112,873	TJX Cos., Inc. (The)	5,706,859
10,783	Tractor Supply Co.	1,421,092
5,195	Ulta Beauty, Inc.*	1,056,767

		57,527,927

Technology Hardware, Storage & Peripherals (5.9%):
384,452	Apple, Inc.	140,248,089
121,049	Hewlett Packard Enterprise Co.	1,177,807
134,847	HP, Inc.	2,350,383
20,879	NetApp, Inc.	926,401
20,904	Seagate Technology plc	1,011,963
28,093	Western Digital Corp.	1,240,306
18,105	Xerox Holdings Corp.	276,825

		147,231,774

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.6%):
35,067	Hanesbrands, Inc.	$395,906
117,305	Nike, Inc., Class B	11,501,755
6,346	PVH Corp.	304,925
4,443	Ralph Lauren Corp.	322,206
24,120	Tapestry, Inc.	320,314
18,915	Under Armour, Inc., Class A*	184,232
19,502	Under Armour, Inc., Class C*	172,398
29,855	VF Corp.	1,819,364

		15,021,100

Tobacco (0.7%):
175,599	Altria Group, Inc.	6,892,261
147,085	Philip Morris International, Inc.	10,304,775

		17,197,036

Trading Companies & Distributors (0.2%):
53,793	Fastenal Co.	2,304,491
6,766	United Rentals, Inc.*	1,008,405
4,023	W.W. Grainger, Inc.	1,263,866

		4,576,762

Water Utilities (0.1%):
16,941	American Water Works Co., Inc.	2,179,629

Wireless Telecommunication Services (0.2%):
51,907	T-Mobile USA, Inc.*	5,406,114

Total Common Stocks (Cost $1,174,129,804)		2,418,276,597

Right (0.0%†):
Wireless Telecommunication Services (0.0%†):
36,327	T-Mobile USA, Inc., Expires on 7/28/20*	6,103

Total Right (Cost $—)		6,103

Short-Term Securities Held as Collateral for Securities on Loan (0.1%):
3,502,895	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	3,502,895

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,502,895)		3,502,895

Unaffiliated Investment Companies (0.7%):
Money Markets (0.7%):
16,012,048	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(b)	16,012,048

Total Unaffiliated Investment Companies (Cost $16,012,048)		16,012,048

Total Investment Securities (Cost $1,193,644,747) — 100.1%		2,437,797,643
Net other assets (liabilities) — (0.1)%		(1,353,017)

Net Assets — 100.0%		$2,436,444,626

Percentages indicated are based on net assets as of June 30, 2020.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $3,395,995.

+	Affiliated Securities

See accompanying notes to the financial statements.

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(b)	The rate represents the effective yield at June 30, 2020.

Amounts shown as “—” are either $0 or rounds to less than $1.

Futures Contracts

Cash of $1,467,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/18/20	121	$18,695,710	$401,387

				$401,387

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,189,726,146
Investments in affiliates, at cost	3,918,601

Investments in non-affiliates, at value(a)	$2,429,878,414
Investments in affiliates, at value	7,919,229
Cash	34,339
Segregated cash for collateral for futures contracts	1,467,000
Interest and dividends receivable	1,891,907
Receivable for investments sold	121,000
Receivable for variation margin on futures contracts	257,125
Reclaims receivable	29,231
Prepaid expenses	5,137

Total Assets	2,441,603,382

Liabilities:
Payable for capital shares redeemed	543,668
Payable for collateral received on loaned securities	3,502,895
Manager fees payable	342,167
Distribution fees payable	490,180
Custodian fees payable	20,512
Administrative and compliance services fees payable	5,615
Transfer agent fees payable	2,675
Trustee fees payable	35,413
Other accrued liabilities	215,631

Total Liabilities	5,158,756

Net Assets	$2,436,444,626

Net Assets Consist of:
Paid in capital	$980,142,329
Total distributable earnings	1,456,302,297

Net Assets	$2,436,444,626

Class 1
Net Assets	$62,826,212
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,538,566
Net Asset Value (offering and redemption price per share)	$17.75

Class 2
Net Assets	$2,373,618,414
Shares of beneficial interest (unlimited number of shares authorized, no par value)	134,955,587
Net Asset Value (offering and redemption price per share)	$17.59

(a)	Includes securities on loan of $3,395,995.

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends from non-affiliates	$24,796,796
Dividends from affiliates	95,476
Interest	3,122
Income from securities lending	27,652
Foreign tax reclaims received	1,649

Total Investment Income	24,924,695

Expenses:
Manager fees	2,087,554
Administration fees	331,093
Distribution fees — Class 2	2,991,265
Custodian fees	43,963
Administrative and compliance services fees	23,059
Transfer agent fees	6,604
Trustee fees	72,779
Professional fees	64,207
Shareholder reports	45,109
Other expenses	272,703

Total expenses	5,938,336

Net Investment Income/(Loss)	18,986,359

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities	77,974,045
Net realized gains/(losses) on affiliated transactions	203,470
Net realized gains/(losses) on futures contracts	1,790,714
Change in net unrealized appreciation/depreciation on securities	(202,286,645)
Change in net unrealized appreciation/depreciation on affiliated transactions	387,729
Change in net unrealized appreciation/depreciation on futures contracts	239,522

Net realized and Change in net unrealized gains/losses on investments	(121,691,165)

Change in Net Assets Resulting From Operations	$(102,704,806)

See accompanying notes to the financial statements.

9

AZL S&P 500 Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$18,986,359	$42,104,525
Net realized gains/(losses) on investments	79,968,229	94,141,209
Change in unrealized appreciation/depreciation on investments	(201,659,394)	581,207,194

Change in net assets resulting from operations	(102,704,806)	717,452,928

Distributions to Shareholders:
Class 1	—	(3,214,142)
Class 2	—	(118,738,444)

Change in net assets resulting from distributions to shareholders	—	(121,952,586)

Capital Transactions:
Class 1
Proceeds from shares issued	131,139	612,585
Proceeds from dividends reinvested	—	3,214,143
Value of shares redeemed	(5,307,048)	(10,818,839)

Total Class 1 Shares	(5,175,909)	(6,992,111)

Class 2
Proceeds from shares issued	167,408,309	43,218,601
Proceeds from dividends reinvested	—	118,738,443
Value of shares redeemed	(413,112,446)	(393,581,816)

Total Class 2 Shares	(245,704,137)	(231,624,772)

Change in net assets resulting from capital transactions	(250,880,046)	(238,616,883)

Change in net assets	(353,584,852)	356,883,459
Net Assets:
Beginning of period	2,790,029,478	2,433,146,019

End of period	$2,436,444,626	$2,790,029,478

Share Transactions:
Class 1
Shares issued	8,136	35,976
Dividends reinvested	—	192,926
Shares redeemed	(316,832)	(633,051)

Total Class 1 Shares	(308,696)	(404,149)

Class 2
Shares issued	11,692,381	2,632,549
Dividends reinvested	—	7,183,209
Shares redeemed	(25,849,709)	(22,984,390)

Total Class 2 Shares	(14,157,328)	(13,168,632)

Change in shares	(14,466,024)	(13,572,781)

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$18.39		$14.72	$16.25	$14.15	$14.31	$14.50

Investment Activities:
Net Investment Income/(Loss)	0.15	(a)	0.31 (a)	0.29 (a)	0.28	0.28	0.27
Net Realized and Unrealized Gains/(Losses) on Investments	(0.79)		4.20	(0.96)	2.71	1.30	(0.12)

Total from Investment Activities	(0.64)		4.51	(0.67)	2.99	1.58	0.15

Distributions to Shareholders From:
Net Investment Income	—		(0.31)	(0.31)	(0.17)	(0.31)	(0.34)
Net Realized Gains	—		(0.53)	(0.55)	(0.72)	(1.43)	—

Total Dividends	—		(0.84)	(0.86)	(0.89)	(1.74)	(0.34)

Net Asset Value, End of Period	$17.75		$18.39	$14.72	$16.25	$14.15	$14.31

Total Return(b)	(3.48	)%(c)	31.27%	(4.63)%	21.60%	11.79%	1.16%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$62,826		$70,738	$62,599	$76,049	$72,604	$20,022
Net Investment Income/(Loss)(d)	1.79%		1.81%	1.74%	1.83%	1.98%	1.86%
Expenses Before Reductions(d)(e)	0.24%		0.24%	0.23%	0.23%	0.24%	0.24%
Expenses Net of Reductions(d)	0.24%		0.24%	0.23%	0.23%	0.24%	0.24%
Portfolio Turnover Rate(f)	5%		3%	4%	2%	23%	8%

Class 2

Net Asset Value, Beginning of Period	$18.24		$14.61	$16.13	$14.06	$14.23	$14.40

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.26 (a)	0.25 (a)	0.24	0.24	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	(0.78)		4.17	(0.95)	2.70	1.29	(0.11)

Total from Investment Activities	(0.65)		4.43	(0.70)	2.94	1.53	0.12

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.27)	(0.15)	(0.27)	(0.29)
Net Realized Gains	—		(0.53)	(0.55)	(0.72)	(1.43)	—

Total Dividends	—		(0.80)	(0.82)	(0.87)	(1.70)	(0.29)

Net Asset Value, End of Period	$17.59		$18.24	$14.61	$16.13	$14.06	$14.23

Total Return(b)	(3.56	)%(c)	30.89%	(4.84)%	21.36%	11.45%	0.95%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,373,618		$2,719,291	$2,370,547	$2,788,345	$2,562,218	$1,223,566
Net Investment Income/(Loss)(d)	1.54%		1.56%	1.49%	1.58%	1.75%	1.58%
Expenses Before Reductions(d)(e)	0.49%		0.49%	0.48%	0.48%	0.49%	0.49%
Expenses Net of Reductions(d)	0.49%		0.49%	0.48%	0.48%	0.49%	0.49%
Portfolio Turnover Rate(f)	5%		3%	4%	2%	23%	8%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,782 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,502,895 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $20.5 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$401,387	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$1,790,714	$239,522

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL S&P 500 Index Fund Class 1	0.17%	0.46%

AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

At June 30, 2020, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Shares as of 6/30/2020	Dividend Income	Capital Gains Distributions

BlackRock Inc., Class A	$6,142,491	$2,011,424	$ (825,885)	$203,470	$387,729	$7,919,229	14,555	$95,476	$—

	$6,142,491	$2,011,424	$ (825,885)	$203,470	$387,729	$7,919,229	14,555	$95,476	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $10,443 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$2,418,276,597	$—	$—	$2,418,276,597
Rights+	6,103	—	—	6,103
Short-Term Securities Held as Collateral for Securities on Loan	3,502,895	—	—	3,502,895
Unaffiliated Investment Companies	16,012,048	—	—	16,012,048

Total Investment Securities	2,437,797,643	—	—	2,437,797,643

Other Financial Instruments:*
Futures Contracts	401,387	—	—	401,387

Total Investments	$2,438,199,030	$—	$—	$2,438,199,030

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL S&P 500 Index Fund	$134,821,135	$360,829,221

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $1,369,450,540. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$1,464,064,600
Unrealized (depreciation)	(40,031,753)

Net unrealized appreciation/(depreciation)	$1,424,032,847

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL S&P 500 Index Fund	$40,928,869	$81,023,717	$121,952,586

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL S&P 500 Index Fund	$44,219,928	$90,754,322	$—	$1,424,032,853	$1,559,007,103

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, futures contracts, mark-to-market of futures contracts, underlying investments and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements, except as noted below.

On June 12, 2020, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL Morgan Stanley Global Real Estate Fund. A meeting of shareholders to approve the proposal was set for August 19, 2020, and if approved, the reorganization is expected to be completed on or about August 21, 2020.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

Statement Regarding the Trust’s Liquidity Risk Management Program Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$819.70	$1.54	0.34%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$819.40	$2.67	0.59%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,023.17	$1.71	0.34%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,021.93	$2.97	0.59%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	17.8%

Financials	14.9

Consumer Discretionary	14.6

Information Technology	14.0

Health Care	12.9

Real Estate	8.2

Materials	4.9

Consumer Staples	3.6

Energy	2.9

Communication Services	2.6

Utilities	2.2

Total Common Stocks and Preferred Stocks	98.6

Short-Term Securities Held as Collateral for Securities on Loan	4.6

Unaffiliated Investment Companies	0.4

Total Investment Securities	103.6

Net other assets (liabilities)	(3.6)

Net Assets	100.0%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (1.4%):
33,490	AAR Corp.	$692,238
72,539	Aerojet Rocketdyne Holdings, Inc.*	2,875,445
21,665	AeroVironment, Inc.*	1,725,184
31,386	Cubic Corp.	1,507,470
30,110	Moog, Inc., Class A	1,595,228
5,130	National Presto Industries, Inc.	448,311
18,289	Park Aerospace Corp., Class C	203,739
50,551	Triumph Group, Inc.	455,465

		9,503,080

Air Freight & Logistics (0.7%):
26,326	Atlas Air Worldwide Holdings, Inc.*	1,132,808
27,055	Echo Global Logistics, Inc.*	584,929
27,824	Forward Air Corp.	1,386,192
33,441	Hub Group, Inc., Class A*	1,600,486

		4,704,415

Airlines (0.6%):
13,208	Allegiant Travel Co.	1,442,446
46,518	Hawaiian Holdings, Inc.	653,113
50,410	SkyWest, Inc.	1,644,374

		3,739,933

Auto Components (2.1%):
114,470	American Axle & Manufacturing Holdings, Inc.*	869,972
50,379	Cooper Tire & Rubber Co.	1,390,964
17,541	Cooper-Standard Holding, Inc.*	232,418
28,906	Dorman Products, Inc.*	1,938,725
41,176	Fox Factory Holding Corp.*	3,401,550
76,674	Garrett Motion, Inc.*	424,774
32,939	Gentherm, Inc.*	1,281,327
25,262	LCI Industries	2,904,625
18,946	Motorcar Parts of America, Inc.*	334,776
20,369	Standard Motor Products, Inc.	839,203

		13,618,334

Automobiles (0.3%):
33,923	Winnebago Industries, Inc.	2,259,950

Banks (7.4%):
19,120	Allegiance Bancshares, Inc.	485,457
65,037	Ameris Bancorp	1,534,223
44,994	Banc of California, Inc.	487,285
35,923	Banner Corp.	1,365,074
43,225	Berkshire Hills Bancorp, Inc.	476,340
83,061	Boston Private Financial Holdings, Inc.	571,460
81,085	Brookline Bancorp, Inc.	817,337
128,136	Cadence Bancorp	1,135,285
28,583	Central Pacific Financial Corp.	458,185
16,084	City Holding Co.	1,048,194
72,835	Columbia Banking System, Inc.	2,064,508
52,312	Community Bank System, Inc.	2,982,830
29,944	Customers Bancorp, Inc.*	359,927
129,014	CVB Financial Corp.	2,417,722
32,610	Eagle Bancorp, Inc.	1,067,978
220,634	First Bancorp	1,233,345
99,275	First Commonwealth Financial Corp.	821,997
99,467	First Financial Bancorp	1,381,597
115,754	First Midwest Bancorp, Inc.	1,545,316
13,425	Franklin Financial Network, Inc.	345,694

Shares		Fair Value
Common Stocks, continued
Banks, continued
56,699	Great Western Bancorp, Inc.	$780,178
30,569	Hanmi Financial Corp.	296,825
36,636	Heritage Financial Corp.	732,720
126,251	Hope BanCorp, Inc.	1,164,034
33,416	Independent Bank Corp.	2,241,879
36,634	Independent Bank Group, Inc.	1,484,410
31,515	National Bank Holdings Corp.	850,905
44,288	NBT Bancorp, Inc.	1,362,299
51,730	OFG Bancorp	691,630
167,403	Old National Bancorp	2,303,465
80,789	Pacific Premier Bancorp, Inc.	1,751,506
13,348	Preferred Bank Los Angeles	571,962
37,903	S & T Bancorp, Inc.	888,825
53,369	Seacoast Banking Corp of Florida*	1,088,728
46,490	ServisFirst Bancshares, Inc.	1,662,482
110,518	Simmons First National Corp., Class A	1,890,963
31,438	Southside Bancshares, Inc.	871,461
12,348	Tompkins Financial Corp.	799,780
22,615	Triumph BanCorp, Inc.*	548,866
79,935	United Community Banks, Inc.	1,608,292
46,752	Veritex Holdings, Inc.	827,510
26,967	Westamerica Bancorp	1,548,445

		48,566,919

Beverages (0.4%):
4,700	Coca-Cola Consolidated, Inc.	1,077,192
13,174	MGP Ingredients, Inc.	483,552
11,787	National Beverage Corp.*^	719,243

		2,279,987

Biotechnology (2.5%):
33,148	AMAG Pharmaceuticals, Inc.*^	253,582
61,165	Coherus Biosciences, Inc.*	1,092,407
60,203	Cytokinetics, Inc.*	1,418,985
10,236	Eagle Pharmaceuticals, Inc.*	491,123
44,772	Emergent Biosolutions, Inc.*	3,540,570
16,379	Enanta Pharmaceuticals, Inc.*	822,390
118,352	Momenta Pharmaceuticals, Inc.*	3,937,571
75,403	Myriad Genetics, Inc.*	855,070
31,572	REGENXBIO, Inc.*	1,162,797
111,769	Spectrum Pharmaceuticals, Inc.*	377,779
54,750	Vanda Pharmaceuticals, Inc.*	626,340
49,403	Xencor, Inc.*	1,600,163

		16,178,777

Building Products (2.6%):
40,595	AAON, Inc.	2,203,903
15,806	American Woodmark Corp.*	1,195,724
26,763	Apogee Enterprises, Inc.	616,620
32,493	Gibraltar Industries, Inc.*	1,559,989
43,237	Griffon Corp.	800,749
17,728	Insteel Industries, Inc.	338,073
22,112	Patrick Industries, Inc.	1,354,360
58,957	PGT Innovations, Inc.*	924,446
33,459	Quanex Building Products Corp.	464,411
123,212	Resideo Technologies, Inc.*	1,444,045
39,624	Simpson Manufacturing Co., Inc.	3,342,680
61,300	UFP Industries, Inc.	3,034,962

		17,279,962

See accompanying notes to the financial statements.

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets (0.8%):
49,190	Blucora, Inc.*	$561,750
35,877	Brightsphere Investment Group, Inc.	447,027
22,124	Calamos Asset Management Escrow Shares*(a)(b)	—
31,281	Donnelley Financial Solutions, Inc.*	262,760
15,369	Greenhill & Co., Inc.	153,536
16,620	INTL FCStone, Inc.*	914,100
14,631	Piper Jaffray Cos., Inc.	865,570
7,237	Virtus Investment Partners, Inc.	841,591
65,727	Waddell & Reed Financial, Inc., Class A	1,019,426
117,947	WisdomTree Investments, Inc.	409,276

		5,475,036

Chemicals (2.8%):
28,841	AdvanSix, Inc.*	338,593
26,254	American Vanguard Corp.	361,255
32,376	Balchem Corp.	3,071,187
83,349	Ferro Corp.*	995,187
25,192	Futurefuel Corp.	301,044
54,234	GCP Applied Technologies, Inc.*	1,007,668
51,379	H.B. Fuller Co.	2,291,503
9,430	Hawkins, Inc.	401,529
24,488	Innospec, Inc.	1,891,698
21,295	Koppers Holdings, Inc.*	401,198
32,570	Kraton Corp.*	562,810
148,054	Livent Corp.*^	912,013
12,981	Quaker Chemical Corp.	2,409,923
47,528	Rayonier Advanced Materials, Inc.*	133,554
20,037	Stepan Co.	1,945,593
25,082	Tredegar Corp.	386,263
37,939	Trinseo SA	840,728

		18,251,746

Commercial Services & Supplies (1.6%):
66,975	ABM Industries, Inc.	2,431,192
48,420	Brady Corp., Class A	2,267,024
58,657	Interface, Inc.	477,468
31,544	Matthews International Corp., Class A	602,490
174,957	Pitney Bowes, Inc.	454,888
77,790	RR Donnelley & Sons Co.	92,570
32,002	Team, Inc.*	178,251
15,234	UniFirst Corp.	2,726,125
25,620	US Ecology, Inc.	868,006
20,354	Viad Corp.	387,133

		10,485,147

Communications Equipment (1.1%):
47,247	ADTRAN, Inc.	516,410
19,564	Applied Optoelectronics, Inc.*^	212,661
34,664	CalAmp Corp.*	277,659
25,034	Comtech Telecommunications Corp.	422,824
29,232	Digi International, Inc.*	340,553
122,661	Extreme Networks, Inc.*	532,349
98,330	Harmonic, Inc.*	467,068
29,172	NETGEAR, Inc.*	755,263
33,883	Plantronics, Inc.^	497,402
227,856	Viavi Solutions, Inc.*	2,902,884

		6,925,073

Construction & Engineering (0.8%):
30,635	Aegion Corp.*	486,177

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
48,497	Arcosa, Inc.	$2,046,574
36,486	Comfort Systems USA, Inc.	1,486,805
47,410	Granite Construction, Inc.	907,427
16,506	MYR Group, Inc.*	526,706

		5,453,689

Construction Materials (0.1%):
15,657	U.S. Concrete, Inc.*	388,294

Consumer Finance (1.0%):
27,849	Encore Capital Group, Inc.*^	951,879
30,956	Enova International, Inc.*	460,316
51,995	EZCORP, Inc., Class A*	327,569
48,981	Green Dot Corp., Class A*	2,403,987
45,911	PRA Group, Inc.*	1,774,919
5,440	World Acceptance Corp.*	356,429

		6,275,099

Containers & Packaging (0.1%):
35,460	Myers Industries, Inc.	515,943

Distributors (0.2%):
45,262	Core Markt Holdngs Co., Inc.	1,129,513

Diversified Consumer Services (0.3%):
14,627	American Public Education, Inc.*	432,959
69,073	Perdoceo Education Corp.*	1,100,333
25,428	Regis Corp.*	208,001

		1,741,293

Diversified Telecommunication Services (1.5%):
10,958	ATN International, Inc.	663,726
50,937	Cincinnati Bell, Inc.*	756,414
41,990	Cogent Communications Holdings, Inc.	3,248,346
72,631	Consolidated Communications Holdings, Inc.*	491,712
97,745	Iridium Communications, Inc.*	2,486,633
230,646	Vonage Holdings Corp.*	2,320,299

		9,967,130

Electric Utilities (0.4%):
40,703	El Paso Electric Co.	2,727,101

Electrical Equipment (0.8%):
25,887	AZZ, Inc.	888,442
20,740	Encore Wire Corp.	1,012,527
8,977	Powell Industries, Inc.	245,880
79,608	Sunrun, Inc.*	1,569,870
18,691	Vicor Corp.*	1,344,817

		5,061,536

Electronic Equipment, Instruments & Components (3.9%):
75,072	Arlo Technologies, Inc.*	193,686
29,022	Badger Meter, Inc.	1,826,064
10,457	Bel Fuse, Inc., Class B	112,204
36,924	Benchmark Electronics, Inc.	797,558
31,751	CTS Corp.	636,290
38,331	Daktronics, Inc.	166,740
13,691	ePlus, Inc.*	967,680
36,801	Fabrinet*	2,297,118
17,894	FARO Technologies, Inc.*	959,118
35,406	Insight Enterprises, Inc.*	1,741,975
35,801	Itron, Inc.*	2,371,817
85,856	Knowles Corp.*	1,310,163
4,109	Mesa Labs, Inc.	890,831

See accompanying notes to the financial statements.

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
37,074	Methode Electronics, Inc., Class A	$1,158,933
18,183	MTS Systems Corp.	319,839
16,848	OSI Systems, Inc.*	1,257,535
10,844	PC Connection, Inc.	502,728
29,254	Plexus Corp.*	2,064,162
18,671	Rogers Corp.*	2,326,407
68,206	Sanmina Corp.*	1,707,878
25,527	ScanSource, Inc.*	614,945
98,750	TTM Technologies, Inc.*	1,171,175

		25,394,846

Energy Equipment & Services (1.4%):
130,128	Archrock, Inc.	844,531
7,146	Bristow Group, Inc.*	99,544
44,606	Core Laboratories NV^	906,394
35,087	Dril-Quip, Inc.*	1,045,242
28,447	Exterran Corp.*	153,329
14,748	Geospace Technologies Corp.*	110,905
146,291	Helix Energy Solutions Group, Inc.*	507,630
108,274	Helmerich & Payne, Inc.	2,112,425
27,205	Matrix Service Co.*	264,433
7,120	Nabors Industries, Ltd.*^	263,582
94,852	Newpark Resources, Inc.*	211,520
98,675	Oceaneering International, Inc.*	630,533
62,116	Oil States International, Inc.*	295,051
140,732	Patterson-UTI Energy, Inc.	488,340
84,324	Propetro Holding Corp.*	433,425
54,959	RPC, Inc.*^	169,274
18,200	SEACOR Holdings, Inc.*	515,424
76,464	U.S. Silica Holdings, Inc.	276,035
207,223	Valaris plc*^	135,089

		9,462,706

Entertainment (0.2%):
131,564	Glu Mobile, Inc.*	1,219,598
23,340	Marcus Corp.	309,722

		1,529,320

Equity Real Estate Investment Trusts (7.4%):
86,060	Acadia Realty Trust	1,117,059
54,199	Agree Realty Corp.	3,561,416
69,260	Alexander & Baldwin, Inc.	844,279
48,583	American Assets Trust, Inc.	1,352,551
57,532	Armada Hoffler Properties, Inc.	572,443
171,380	Brandywine Realty Trust	1,866,328
96,011	CareTrust REIT, Inc.	1,647,549
93,529	Cedar Realty Trust, Inc.	92,594
48,170	Chatham Lodging Trust	294,800
20,946	Community Healthcare Trust, Inc.	856,691
199,695	DiamondRock Hospitality Co.	1,104,313
208,367	Diversified Healthcare Trust	922,024
75,276	Easterly Government Properties, Inc.	1,740,381
70,594	Four Corners Property Trust, Inc.	1,722,494
108,568	Franklin Street Properties Corp.	552,611
34,276	Getty Realty Corp.	1,017,312
90,593	Global Net Lease, Inc.	1,515,621
37,663	Hersha Hospitality Trust	216,939
94,668	Independence Realty Trust, Inc.	1,087,735
65,507	Industrial Logistics Properties Trust	1,346,169

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
18,696	Innovative Industrial Properties, Inc.^	$1,645,622
12,345	Investors Real Estate Trust	870,199
74,002	iStar, Inc.^	911,705
85,546	Kite Realty Group Trust	987,201
277,505	Lexington Realty Trust	2,927,678
39,360	LTC Properties, Inc.	1,482,691
62,234	National Storage Affiliates	1,783,626
22,188	NexPoint Residential Trust, Inc.	784,346
48,255	Office Properties Income Trust	1,253,182
62,446	Pennsylvania Real Estate Investment Trust^	84,927
116,521	Retail Opportunity Investments Corp.	1,320,183
215,269	Retail Properties of America, Inc., Class A	1,575,769
81,403	Rpt Realty	566,565
13,481	Safehold, Inc.^	775,023
11,870	Saul Centers, Inc.	383,045
150,614	SITE Centers Corp.	1,219,973
107,139	Summit Hotel Properties, Inc.	635,334
94,389	Tanger Factory Outlet Centers, Inc.^	672,994
196,119	Uniti Group, Inc.	1,833,713
12,824	Universal Health Realty Income Trust	1,019,380
30,590	Urstadt Biddle Properties, Inc., Class A	363,409
197,511	Washington Prime Group, Inc.^	166,067
82,523	Washington Real Estate	1,832,011
43,274	Whitestone REIT	314,602
113,690	Xenia Hotels & Resorts, Inc.	1,060,728

		49,901,282

Food & Staples Retailing (0.6%):
22,373	PriceSmart, Inc.	1,349,764
35,648	SpartanNash Co.	757,520
32,883	The Andersons, Inc.	452,470
31,356	The Chefs’ Warehouse, Inc.*	425,814
54,287	United Natural Foods, Inc.*	988,566

		3,974,134

Food Products (1.2%):
64,177	B&G Foods, Inc.^	1,564,635
16,538	Calavo Growers, Inc.	1,040,406
30,114	Cal-Maine Foods, Inc.*	1,339,471
29,842	Fresh Del Monte Produce, Inc.	734,710
14,877	J & J Snack Foods Corp.	1,891,312
9,032	John B Sanfilippo And Son, Inc.	770,701
6,739	Seneca Foods Corp., Class A*	227,846

		7,569,081

Gas Utilities (0.6%):
30,429	Northwest Natural Holding Co.	1,697,634
92,370	South Jersey Industries, Inc.	2,308,326

		4,005,960

Health Care Equipment & Supplies (3.7%):
38,730	AngioDynamics, Inc.*	393,884
14,016	Anika Therapeutics, Inc.*	528,824
35,616	Cardiovascular Systems, Inc.*	1,123,685
28,761	CONMED Corp.	2,070,504
37,949	CryoLife, Inc.*	727,482
17,736	Cutera, Inc.*	215,847
39,839	Glaukos Corp.*^	1,530,614
8,574	Heska Corp.*^	798,840
18,391	Inogen, Inc.*	653,248

See accompanying notes to the financial statements.

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
33,138	Integer Holdings Corp.*	$2,420,731
35,237	Invacare Corp.	224,460
55,503	Lantheus Holdings, Inc.*	793,693
16,670	LeMaitre Vascular, Inc.	440,088
43,045	Meridian Bioscience, Inc.*	1,002,518
55,641	Merit Medical Systems, Inc.*	2,540,012
34,298	Natus Medical, Inc.*	748,382
52,989	Neogen Corp.*	4,111,946
72,140	OraSure Technologies, Inc.*	838,988
19,096	Orthofix Medical, Inc.*	611,072
13,545	Surmodics, Inc.*	585,686
19,285	Tactile Systems Technology, Inc.*	798,978
38,568	Varex Imaging Corp.*	584,305
15,815	Zynex, Inc.*^	393,319

		24,137,106

Health Care Providers & Services (2.8%):
13,562	Addus HomeCare Corp.*	1,255,299
47,102	AMN Healthcare Services, Inc.*	2,130,893
34,394	BioTelemetry, Inc.*	1,554,265
122,012	Community Health Systems, Inc.*	367,256
8,908	CorVel Corp.*	631,488
98,026	Covetrus, Inc.*	1,753,685
38,847	Cross Country Healthcare, Inc.*	239,298
50,402	Ensign Group, Inc. (The)	2,109,324
38,385	Hanger, Inc.*	635,656
22,458	Magellan Health, Inc.*	1,638,985
64,483	Owens & Minor, Inc.	491,360
11,437	Providence Service Corp.*	902,494
42,237	RadNet, Inc.*	670,301
107,725	Select Medical Holdings Corp.*	1,586,789
26,421	The Pennant Group, Inc.*	597,115
44,721	Tivity Health, Inc.*	506,689
12,858	U.S. Physical Therapy, Inc.	1,041,755

		18,112,652

Health Care Technology (1.6%):
164,185	Allscripts Healthcare Solutions, Inc.*	1,111,532
12,829	Computer Programs & Systems, Inc.	292,373
25,578	HealthStream, Inc.*	566,041
88,610	HMS Holdings Corp.*	2,870,078
49,782	NextGen Healthcare, Inc.*	546,606
42,657	Omnicell, Inc.*	3,012,438
12,463	Simulations Plus, Inc.	745,537
20,774	Tabula Rasa Healthcare, Inc.*^	1,136,961

		10,281,566

Hotels, Restaurants & Leisure (1.9%):
22,580	BJ’s Restaurants, Inc.	472,825
87,356	Bloomin’ Brands, Inc.	931,215
44,927	Brinker International, Inc.	1,078,248
41,506	Cheesecake Factory, Inc. (The)^	951,318
17,532	Chuy’s Holdings, Inc.*	260,876
48,117	Dave & Buster’s Entertainment, Inc.^	641,400
16,680	Dine Brands Global, Inc.	702,228
19,714	El Pollo Loco Holdings, Inc.*^	290,979
20,550	Fiesta Restaurant Group, Inc.*	131,109
12,300	Monarch Casino & Resort, Inc.*	419,184
13,105	Red Robin Gourmet Burgers*^	133,671

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
31,904	Ruth’s Hospitality Group, Inc.	$260,337
35,246	Shake Shack, Inc., Class A*	1,867,333
29,793	Wingstop, Inc.	4,140,332

		12,281,055

Household Durables (2.5%):
8,694	Cavco Industries, Inc.*	1,676,638
28,670	Century Communities, Inc.*	879,022
23,705	Ethan Allen Interiors, Inc.	280,430
21,242	Installed Building Products, Inc.*	1,461,025
27,965	iRobot Corp.*^	2,346,263
45,850	La-Z-Boy, Inc.	1,240,701
21,902	LGI Homes, Inc.*	1,928,033
50,765	M.D.C. Holdings, Inc.	1,812,311
28,959	M/I Homes, Inc.*	997,348
35,613	Meritage Corp.*	2,710,861
48,889	Tupperware Brands Corp.^	232,223
13,819	Universal Electronics, Inc.*	647,006

		16,211,861

Household Products (0.7%):
9,343	Central Garden & Pet Co.*	336,255
39,395	Central Garden & Pet Co., Class A*	1,331,157
13,657	WD-40 Co.	2,708,183

		4,375,595

Industrial Conglomerates (0.1%):
35,740	Raven Industries, Inc.	768,767

Insurance (3.1%):
46,810	AMBAC Financial Group, Inc.*	670,319
92,559	American Equity Investment Life Holding Co.	2,287,133
19,675	Amerisafe, Inc.	1,203,323
25,785	eHealth, Inc.*	2,533,118
30,944	Employers Holdings, Inc.	932,962
11,676	Fidelity National Financial, Inc.	357,986
6,202	HCI Group, Inc.	286,408
42,274	Horace Mann Educators Corp.	1,552,724
30,699	James River Group Holdings	1,381,455
20,862	Kinsale Capital Group, Inc.	3,237,991
15,257	Palomar Holdings, Inc.*	1,308,440
54,497	ProAssurance Corp.	788,572
14,603	Safety Insurance Group, Inc.	1,113,625
24,064	Stewart Information Services Corp.	782,321
81,213	Third Point Reinsurance, Ltd.*	609,910
21,557	United Fire Group, Inc.	597,344
21,220	United Insurance Holdings Co.	165,940
29,574	Universal Insurance Holdings, Inc.	524,939

		20,334,510

Interactive Media & Services (0.1%):
47,507	QuinStreet, Inc.*	496,923

Internet & Direct Marketing Retail (0.7%):
29,160	Liquidity Services, Inc.*	173,794
20,077	PetMed Express, Inc.^	715,544
19,156	Shutterstock, Inc.	669,885
16,329	Stamps.com, Inc.*	2,999,474

		4,558,697

IT Services (2.1%):
36,555	Cardtronics plc*	876,589

See accompanying notes to the financial statements.

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
33,136	CSG Systems International, Inc.	$1,371,499
59,794	Evertec, Inc.	1,680,211
34,418	Exlservice Holdings, Inc.*	2,182,101
27,116	ManTech International Corp., Class A	1,857,175
67,002	NIC, Inc.	1,538,366
33,073	Perficient, Inc.*	1,183,352
37,572	Sykes Enterprises, Inc.*	1,039,242
17,774	TTEC Holdings, Inc.	827,557
51,401	Unisys Corp.*	560,785
30,617	Virtusa Corp.*	994,134

		14,111,011

Leisure Products (1.0%):
94,277	Callaway Golf Co.	1,650,790
16,570	Sturm, Ruger & Co., Inc.	1,259,320
57,986	Vista Outdoor, Inc.*	837,898
67,389	YETI Holdings, Inc.*	2,879,532

		6,627,540

Life Sciences Tools & Services (1.1%):
43,125	Luminex Corp.	1,402,856
26,980	Medpace Holdings, Inc.*	2,509,680
110,457	Neogenomics, Inc.*	3,421,958

		7,334,494

Machinery (5.6%):
9,811	Alamo Group, Inc.	1,007,001
30,744	Albany International Corp., Class A	1,804,980
22,927	Astec Industries, Inc.	1,061,749
47,288	Barnes Group, Inc.	1,870,713
35,281	Chart Industries, Inc.*	1,710,776
19,826	CIRCOR International, Inc.*	505,166
15,002	DMC Global, Inc.	414,055
53,793	Enerpac Tool Group Corp.	946,757
20,510	EnPro Industries, Inc.	1,010,938
25,986	ESCO Technologies, Inc.	2,196,597
60,535	Federal Signal Corp.	1,799,706
38,378	Franklin Electric Co., Inc.	2,015,613
78,243	Harsco Corp.*	1,057,063
74,860	Hillenbrand, Inc.	2,026,460
31,732	John Bean Technologies Corp.	2,729,586
10,948	Lindsay Corp.	1,009,515
17,873	Lydall, Inc.*	242,358
73,181	Meritor, Inc.*	1,448,984
56,778	Mueller Industries, Inc.	1,509,159
26,713	Proto Labs, Inc.*	3,004,410
44,730	SPX Corp.*	1,840,640
42,681	SPX FLOW, Inc.*	1,597,977
12,254	Standex International Corp.	705,218
18,517	Tennant Co.	1,203,790
32,951	The Greenbrier Cos., Inc.	749,635
51,332	Titan International, Inc.	74,945
53,787	Wabash National Corp.	571,218
27,669	Watts Water Technologies, Inc., Class A	2,241,189

		38,356,198

Marine (0.2%):
42,995	Matson, Inc.	1,251,155

Shares		Fair Value
Common Stocks, continued
Media (0.4%):
55,981	E.W. Scripps Co. (The), Class A	$489,834
136,472	Gannett Co, Inc.*	188,331
40,709	Meredith Corp.	592,316
30,025	Scholastic Corp.	898,949
23,067	TechTarget, Inc.*	692,702

		2,862,132

Metals & Mining (1.2%):
96,055	Arconic Corp.*	1,338,047
49,893	Century Aluminum Co.*	355,737
398,874	Cleveland-Cliffs, Inc.^	2,201,785
12,362	Haynes International, Inc.	288,776
15,678	Kaiser Aluminum Corp.	1,154,214
20,178	Materion Corp.	1,240,745
9,407	Olympic Steel, Inc.	110,532
84,389	SunCoke Energy, Inc.	249,791
42,676	TimkenSteel Corp.*	166,010
51,806	Warrior Met Coal, Inc.	797,294

		7,902,931

Mortgage Real Estate Investment Trusts (1.2%):
143,334	Apollo Commercial Real Estate Finance, Inc.	1,406,106
65,948	Armour Residential REIT, Inc.	619,252
96,546	Capstead Mortgage Corp.	530,038
55,331	Granite Point Mortgage Trust, Inc.	397,277
137,451	Invesco Mortgage Capital, Inc.^	514,067
23,815	KKR Real Estate Finance Trust, Inc.	394,853
383,217	New York Mortgage Trust, Inc.	1,000,196
100,654	Pennymac Mortgage Investment Trust	1,764,464
38,731	Ready Capital Corp.	336,572
116,689	Redwood Trust, Inc.	816,823

		7,779,648

Multiline Retail (0.6%):
39,425	Big Lots, Inc.	1,655,850
313,290	Macy’s, Inc.^	2,155,435

		3,811,285

Multi-Utilities (0.4%):
67,196	Avista Corp.	2,445,262

Oil, Gas & Consumable Fuels (1.5%):
19,423	Bonanza Creek Energy, Inc.*	287,849
404,168	Callon Petroleum Co.*^	464,793
27,245	CONSOL Energy, Inc.*	138,132
509,514	Denbury Resources, Inc.*	140,677
27,360	Dorian LPG, Ltd.*	211,766
34,064	Green Plains, Inc.*^	347,964
149,563	Gulfport Energy Corp.*	163,024
9,469	Laredo Petroleum, Inc.*^	131,240
111,287	Matador Resources Co.*^	945,940
293,501	Oasis Petroleum, Inc.*^	220,126
39,139	PAR Pacific Holdings, Inc.*	351,860
95,709	PDC Energy, Inc.*	1,190,620
12,526	Penn Virginia Corp.*^	119,373
248,219	QEP Resources, Inc.	320,203
212,217	Range Resources Corp.^	1,194,782
39,035	Renewable Energy Group, Inc.*	967,287
5,526	REX American Resources Corp.*	383,339
66,821	Ring Energy, Inc.*^	77,512

See accompanying notes to the financial statements.

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
107,560	SM Energy Co.	$403,350
542,734	Southwestern Energy Co.*	1,389,398
20,736	Talos Energy, Inc.*	190,771

		9,640,006

Paper & Forest Products (0.8%):
39,178	Boise Cascade Co.	1,473,485
16,899	Clearwater Paper Corp.*	610,561
40,028	Mercer International, Inc.	326,628
16,637	Neenah, Inc.	822,866
45,288	P.H. Glatfelter Co.	726,872
31,316	Schweitzer-Mauduit International, Inc.	1,046,268

		5,006,680

Personal Products (0.5%):
17,788	Inter Parfums, Inc.	856,492
11,751	Medifast, Inc.^	1,630,687
12,077	Usana Health Sciences, Inc.*	886,814

		3,373,993

Pharmaceuticals (1.3%):
33,658	Amphastar Pharmaceuticals, Inc.*	755,959
9,593	ANI Pharmaceuticals, Inc.*	310,238
103,272	Corcept Therapeutics, Inc.*	1,737,035
208,098	Endo International plc*	713,776
67,342	Innoviva, Inc.*	941,441
34,575	Lannett Co., Inc.*^	251,015
42,321	Pacira BioSciences, Inc.*	2,220,582
20,716	Phibro Animal Health Corp., Class A	544,209
52,260	Supernus Pharmaceuticals, Inc.*	1,241,175

		8,715,430

Professional Services (1.2%):
51,627	Exponent, Inc.	4,178,174
10,808	Forrester Research, Inc.*	346,288
19,326	Heidrick & Struggles International, Inc.	417,828
33,338	Kelly Services, Inc., Class A	527,240
54,843	Korn Ferry	1,685,326
30,074	Resources Connection, Inc.	359,986
36,635	Trueblue, Inc.*	559,416

		8,074,258

Real Estate Management & Development (0.6%):
92,242	Essential Properties Realty Trust, Inc.	1,368,871
23,328	Marcus & Millichap, Inc.*	673,246
18,441	RE/MAX Holdings, Inc., Class A	579,601
116,537	Realogy Holdings Corp.	863,539
31,662	The St Joe Co.*	614,876

		4,100,133

Road & Rail (0.8%):
25,187	ArcBest Corp.	667,707
46,437	Heartland Express, Inc.	966,818
39,241	Marten Transport, Ltd.	987,304
26,111	Saia, Inc.*	2,903,021

		5,524,850

Semiconductors & Semiconductor Equipment (4.0%):
38,363	Advanced Energy Industries, Inc.*	2,600,628
33,420	Axcelis Technologies, Inc.*	930,747
73,779	Brooks Automation, Inc.	3,263,983

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
22,230	CEVA, Inc.*	$831,847
41,665	Cohu, Inc.	722,471
41,846	Diodes, Inc.*	2,121,592
22,394	DSP Group, Inc.*	355,617
76,876	FormFactor, Inc.*	2,254,773
23,144	Ichor Holdings, Ltd.*	615,168
62,153	Kulicke & Soffa Industries, Inc.	1,294,647
65,832	MaxLinear, Inc., Class A*	1,412,755
47,655	Onto Innovation, Inc.*	1,622,176
28,190	PDF Solutions, Inc.*	551,396
65,882	Photronics, Inc.*	733,267
29,888	Power Integrations, Inc.	3,530,668
113,564	Rambus, Inc.*	1,726,173
14,160	SMART Global Holdings, Inc.*	384,869
40,549	Ultra Clean Holdings, Inc.*	917,624
50,216	Veeco Instruments, Inc.*	677,414

		26,547,815

Software (2.7%):
103,594	8x8, Inc.*	1,657,504
19,677	Agilysys, Inc.*	353,005
42,391	Alarm.com Holding, Inc.*	2,747,361
37,941	Bottomline Technologies, Inc.*	1,926,265
22,040	Ebix, Inc.^	492,814
61,954	LivePerson, Inc.*	2,566,754
7,651	MicroStrategy, Inc., Class A*	905,037
32,911	OneSpan, Inc.*	919,204
44,675	Progress Software Corp.	1,731,156
34,946	Sps Commerce, Inc.*	2,625,144
116,567	Xperi Holding Corp.	1,720,529

		17,644,773

Specialty Retail (3.4%):
62,474	Abercrombie & Fitch Co., Class A	664,723
6,329	America’s Car Mart, Inc.*	556,129
19,323	Asbury Automotive Group, Inc.*	1,494,248
39,564	Barnes & Noble Education, Inc.*	63,302
126,859	Bed Bath & Beyond, Inc.^	1,344,705
29,476	Boot Barn Holdings, Inc.*	635,503
40,156	Caleres, Inc.	334,901
20,179	Cato Corp., Class A	165,064
119,051	Chico’s FAS, Inc.	164,290
18,617	Conn’s, Inc.*^	187,846
54,862	Designer Brands, Inc., Class A	371,416
60,302	Express, Inc.*	92,865
65,871	GameStop Corp., Class A*^	285,880
14,199	Genesco, Inc.*	307,550
17,093	Group 1 Automotive, Inc.	1,127,625
44,449	Guess?, Inc.	429,822
17,606	Haverty Furniture Cos., Inc.	281,696
16,874	Hibbett Sports, Inc.*	353,342
22,275	Lithia Motors, Inc., Class A	3,370,877
28,807	Lumber Liquidators Holdings, Inc.*	399,265
21,873	MarineMax, Inc.*	489,736
77,859	Michaels Cos., Inc. (The)*^	550,463
33,564	Monro, Inc.	1,844,006
526,072	Office Depot, Inc.	1,236,269
48,375	Rent-A-Center, Inc.	1,345,793

See accompanying notes to the financial statements.

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
8,975	Shoe Carnival, Inc.^	$262,698
53,249	Signet Jewelers, Ltd.	546,867
27,585	Sleep Number Corp.*	1,148,639
24,544	Sonic Automotive, Inc., Class A	783,199
29,073	The Buckle, Inc.^	455,865
14,515	The Children’s Place, Inc.^	543,151
20,302	Zumiez, Inc.*	555,869

		22,393,604

Technology Hardware, Storage & Peripherals (0.2%):
119,927	3D Systems Corp.*^	838,290
76,774	Diebold Nixdorf, Inc.*	465,250

		1,303,540

Textiles, Apparel & Luxury Goods (1.7%):
149,707	Capri Holdings, Ltd.*	2,339,920
67,799	Crocs, Inc.*	2,496,360
46,662	Fossil Group, Inc.*^	216,978
43,604	G-III Apparel Group, Ltd.*	579,497
47,156	Kontoor Brands, Inc.	839,848
16,852	Movado Group, Inc.	182,676
16,630	Oxford Industries, Inc.	731,886
76,347	Steven Madden, Ltd.	1,885,008
14,271	Unifi, Inc.*	183,810
24,235	Vera Bradley, Inc.*	107,603
81,888	Wolverine World Wide, Inc.	1,949,754

		11,513,340

Thrifts & Mortgage Finance (1.5%):
51,810	Axos Financial, Inc.*	1,143,965
29,140	Dime Community Bancshares, Inc.	400,092
34,973	Flagstar Bancorp, Inc.	1,029,255
23,731	HomeStreet, Inc.	584,020
32,477	Meta Financial Group, Inc.	590,107
84,859	NMI Holdings, Inc., Class A*	1,364,533
43,710	Northfield Bancorp, Inc.	503,539
119,571	Northwest Bancshares, Inc.	1,222,613
60,912	Provident Financial Services, Inc.	880,178
98,067	TrustCo Bank Corp NY	620,764
28,984	Wawlker & Dunlop, Inc.	1,472,678

		9,811,744

Tobacco (0.3%):
24,263	Universal Corp.	1,031,420
119,238	Vector Group, Ltd.	1,199,534

		2,230,954

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (1.0%):
38,651	Applied Industrial Technologies, Inc.	$2,411,436
16,511	DXP Enterprises, Inc.*	328,734
18,273	Foundation Building Materials, Inc.*	285,242
42,885	GMS, Inc.*	1,054,542
27,442	Kaman Corp., Class A	1,141,587
108,625	NOW, Inc.*	937,434
12,781	Veritiv Corp.*	216,766
7,353	WESCO International, Inc.*	258,165

		6,633,906

Water Utilities (0.8%):
36,886	American States Water Co.	2,900,346
48,651	California Water Service Group	2,320,653

		5,220,999

Wireless Telecommunication Services (0.4%):
46,963	Shenandoah Telecommunications Co.	2,314,807
16,538	Spok Holdings, Inc.	154,630

		2,469,437

Total Common Stocks (Cost $619,932,559)		648,611,136

Preferred Stock (0.1%):
Trading Companies & Distributors (0.1%):
19,498	WESCO International, Inc., Series A, 10.63%	517,078

Total Preferred Stock (Cost $516,688)		517,078

Short-Term Securities Held as Collateral for Securities on Loan (4.6%):
30,279,504	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	30,279,504

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $30,279,504)		30,279,504

Unaffiliated Investment Companies (0.4%):
Money Markets (0.4%):
2,727,842	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(d)	2,727,842

Total Unaffiliated Investment Companies (Cost $2,727,842)		2,727,842

Total Investment Securities (Cost $653,456,593) — 103.6%		682,135,560
Net other assets (liabilities) — (3.6)%		(23,637,468)

Net Assets — 100.0%		$658,498,092

Amount shown as“—”are $0 or round to less than $1.

Percentages indicated are based on net assets as of June 30, 2020.

REIT—Real Estate Investment Trust

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $29,642,807.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(d)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Futures Contracts

Cash of $905,600 has been segregated to cover margin requirements for the following open contracts as of June 30, 2020:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures (U.S. Dollar)	9/18/20	140	$10,063,200	$160,732

				$160,732

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$653,456,593

Investment securities, at value(a)	$682,135,560
Segregated cash for collateral for futures contracts	905,600
Interest and dividends receivable	669,512
Receivable for investments sold	12,142,750
Receivable for variation margin on futures contracts	44,602
Reclaims receivable	5
Prepaid expenses	1,407

Total Assets	695,899,436

Liabilities:
Cash overdraft	65,334
Payable for investments purchased	6,080,942
Payable for capital shares redeemed	620,693
Payable for collateral received on loaned securities	30,279,504
Manager fees payable	143,025
Administration fees payable	3,283
Distribution fees payable	130,702
Custodian fees payable	9,007
Administrative and compliance services fees payable	1,308
Transfer agent fees payable	2,328
Trustee fees payable	8,895
Other accrued liabilities	56,323

Total Liabilities	37,401,344

Net Assets	$658,498,092

Net Assets Consist of:
Paid in capital	$597,615,080
Total distributable earnings	60,883,012

Net Assets	$658,498,092

Class 1
Net Assets	$33,126,938
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,185,515
Net Asset Value (offering and redemption price per share)	$7.91

Class 2
Net Assets	$625,371,154
Shares of beneficial interest (unlimited number of shares authorized, no par value)	57,705,149
Net Asset Value (offering and redemption price per share)	$10.84

(a)	Includes securities on loan of $29,642,807.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Dividends	$5,600,398
Interest	1,274
Income from securities lending	203,315
Foreign withholding tax	(8,125)

Total Investment Income	5,796,862

Expenses:
Manager fees	897,212
Administration fees	103,844
Distribution fees — Class 2	819,579
Custodian fees	19,234
Administrative and compliance services fees	6,297
Transfer agent fees	5,493
Trustee fees	19,801
Professional fees	17,121
Shareholder reports	18,216
Other expenses	75,718

Total expenses	1,982,515

Net Investment Income/(Loss)	3,814,347

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities	(14,772,691)
Net realized gains/(losses) on futures contracts	2,636,181
Change in net unrealized appreciation/depreciation on securities	(137,515,008)
Change in net unrealized appreciation/depreciation on futures contracts	155,644

Net realized and Change in net unrealized gains/losses on investments	(149,495,874)

Change in Net Assets Resulting From Operations	$(145,681,527)

See accompanying notes to the financial statements.

10

AZL Small Cap Stock Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,814,347	$8,022,162
Net realized gains/(losses) on investments	(12,136,510)	37,815,671
Change in unrealized appreciation/depreciation on investments	(137,359,364)	116,937,869

Change in net assets resulting from operations	(145,681,527)	162,775,702

Distributions to Shareholders:
Class 1	—	(6,106,200)
Class 2	—	(81,746,245)

Change in net assets resulting from distributions to shareholders	—	(87,852,445)

Capital Transactions:
Class 1
Proceeds from shares issued	144,487	281,407
Proceeds from dividends reinvested	—	6,106,200
Value of shares redeemed	(3,219,464)	(6,263,508)

Total Class 1 Shares	(3,074,977)	124,099

Class 2
Proceeds from shares issued	74,843,896	10,475,140
Proceeds from dividends reinvested	—	81,746,245
Value of shares redeemed	(115,207,888)	(74,193,135)

Total Class 2 Shares	(40,363,992)	18,028,250

Change in net assets resulting from capital transactions	(43,438,969)	18,152,349

Change in net assets	(189,120,496)	93,075,606
Net Assets:
Beginning of period	847,618,588	754,542,982

End of period	$658,498,092	$847,618,588

Share Transactions:
Class 1
Shares issued	21,168	26,661
Dividends reinvested	—	705,919
Shares redeemed	(405,047)	(623,565)

Total Class 1 Shares	(383,879)	109,015

Class 2
Shares issued	8,134,116	787,490
Dividends reinvested	—	6,886,794
Shares redeemed	(11,158,919)	(5,537,516)

Total Class 2 Shares	(3,024,803)	2,136,768

Change in shares	(3,408,682)	2,245,783

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$9.65		$9.26	$11.68	$11.38	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.12 (a)	0.16	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(1.79)		1.78	(0.93)	1.24	1.32

Total from Investment Activities	(1.74)		1.90	(0.77)	1.40	1.38

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.18)	(0.08)	—
Net Realized Gains	—		(1.34)	(1.47)	(1.02)	—

Total Dividends	—		(1.51)	(1.65)	(1.10)	—

Net Asset Value, End of Period	$7.91		$9.65	$9.26	$11.68	$11.38

Total Return(b)	(18.03	)%(c)	22.42%	(8.59)%	12.94%	13.80	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$33,127		$44,098	$41,285	$53,319	$54,672
Net Investment Income/(Loss)(d)	1.34%		1.21%	1.17%	1.21%	1.46%
Expenses Before Reductions(d)(e)	0.34%		0.33%	0.33%	0.32%	0.32%
Expenses Net of Reductions(d)	0.34%		0.33%	0.33%	0.32%	0.32%
Portfolio Turnover Rate(f)	14%		14%	19%	16%	86	%(g)

Class 2
Net Asset Value, Beginning of Period	$13.23		$12.17	$14.88	$14.23	$13.49		$15.43

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.13 (a)	0.15	0.15	0.07		0.19
Net Realized and Unrealized Gains/(Losses) on Investments	(2.45)		2.40	(1.25)	1.59	3.06		(0.58)

Total from Investment Activities	(2.39)		2.53	(1.10)	1.74	3.13		(0.39)

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.14)	(0.07)	(0.16)		(0.17)
Net Realized Gains	—		(1.34)	(1.47)	(1.02)	(2.23)		(1.38)

Total Dividends	—		(1.47)	(1.61)	(1.09)	(2.39)		(1.55)

Net Asset Value, End of Period	$10.84		$13.23	$12.17	$14.88	$14.23		$13.49

Total Return(b)	(18.06	)%(c)	22.19%	(8.93)%	12.75%	25.71%		(2.49)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$625,371		$803,521	$713,258	$869,770	$909,979		$276,006
Net Investment Income/(Loss)(d)	1.09%		0.96%	0.93%	0.96%	1.19%		0.96%
Expenses Before Reductions(d)(e)	0.59%		0.58%	0.58%	0.57%	0.58%		0.59%
Expenses Net of Reductions(d)	0.59%		0.58%	0.58%	0.57%	0.58%		0.59%
Portfolio Turnover Rate(f)	14%		14%	19%	16%	86	%(g)	16%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $19,999 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $30,279,504 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2020, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $9.6 million for the period ended June 30, 2020. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts*	$160,732	Payable for variation margin on futures contracts*	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$2,636,181	$155,644

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Small Cap Stock Index Fund Class 1	0.26%	0.46%

AZL Small Cap Stock Index Fund Class 2	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2020, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $2,958 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$648,611,136	$—	$—	#	$648,611,136
Preferred Stocks+	517,078	—	—		517,078
Short-Term Securities Held as Collateral for Securities on Loan	30,279,504	—	—		30,279,504
Unaffiliated Investment Companies	2,727,842	—	—		2,727,842

Total Investment Securities	682,135,560	—	—		682,135,560

Other Financial Instruments:*
Futures Contracts	160,732	—	—		160,732

Total Investments	$682,296,292	$—	$—		$682,296,292

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2020.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Small Cap Stock Index Fund	$98,170,998	$127,716,444

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2020 are identified below:

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Calamos Asset Management Escrow Shares	2/13/20	$—	22,124	$—	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivativessegregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2019 was $719,059,883. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$232,582,289
Unrealized (depreciation)	(71,307,891)

Net unrealized appreciation/(depreciation)	$161,274,398

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Small Cap Stock Index Fund	$9,043,377	$78,809,068	$87,852,445

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Small Cap Stock Index Fund	$11,392,438	$33,897,705	$–	$161,274,398	$206,564,541

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and other miscellaneous differences.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2020

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 18

Statement Regarding the Trust’s Liquidity Risk Management Program Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$996.40	$4.96	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20 - 6/30/20*	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.89	$5.02	1.00%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	66.0%

Corporate Bonds	15.7

Unaffiliated Investment Companies	10.0

Bank Loans	6.5

Preferred Stocks	3.3

Convertible Preferred Stocks	1.0

Asset Backed Securities	0.4

Short-Term Securities Held as Collateral for Securities on Loan	0.3

Yankee Dollars	0.2

Total Investment Securities	103.4

Net other assets (liabilities)	(3.4)

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (66.0%):
Auto Components (0.5%):
71,332	Aptiv plc	$5,558,189

Banks (0.5%):
51,731	PNC Financial Services Group, Inc. (The)	5,442,619

Beverages (1.7%):
698,030	Keurig Dr Pepper, Inc.	19,824,052

Capital Markets (2.2%):
51,900	CME Group, Inc.	8,435,826
191,099	Intercontinental Exchange, Inc.	17,504,668

		25,940,494

Chemicals (1.3%):
70,302	Linde plc	14,911,758

Commercial Services & Supplies (0.5%):
61,441	Waste Connections, Inc.	5,762,551

Electric Utilities (6.1%):
141,494	Alliant Energy Corp.	6,769,073
436,033	American Electric Power Co., Inc.	34,725,667
329,968	Exelon Corp.	11,974,540
27,958	NextEra Energy, Inc.	6,714,673
168,233	Xcel Energy, Inc.	10,514,563

		70,698,516

Electronic Equipment, Instruments & Components (0.5%):
72,952	TE Connectivity, Ltd.	5,949,236

Gas Utilities (0.8%):
91,663	Atmos Energy Corp.	9,127,802

Health Care Equipment & Supplies (6.9%):
172,945	Alcon, Inc.*	9,911,711
125,961	Becton Dickinson & Co.	30,138,687
212,660	Boston Scientific Corp.*	7,466,493
138,632	Danaher Corp.	24,514,297
336,896	Envista Holdings Corp.*	7,105,137

		79,136,325

Health Care Providers & Services (3.9%):
67,313	Humana, Inc.	26,100,615
64,367	UnitedHealth Group, Inc.	18,985,047

		45,085,662

Hotels, Restaurants & Leisure (3.7%):
240,884	Hilton Worldwide Holdings, Inc.	17,692,929
90,641	Marriott International, Inc., Class A	7,770,653
202,570	Yum! Brands, Inc.	17,605,359

		43,068,941

Industrial Conglomerates (4.4%):
6,209,471	General Electric Co.	42,410,687
22,078	Roper Technologies, Inc.	8,572,004

		50,982,691

Insurance (2.8%):
295,798	Marsh & McLennan Cos., Inc.	31,759,831

Interactive Media & Services (4.1%):
1,201	Alphabet, Inc., Class A*	1,703,078
20,134	Alphabet, Inc., Class C*	28,461,624
73,300	Facebook, Inc., Class A*	16,644,231

		46,808,933

Internet & Direct Marketing Retail (2.1%):
8,934	Amazon.com, Inc.*	24,647,298

Shares		Fair Value
Common Stocks, continued
IT Services (5.9%):
285,028	Fiserv, Inc.*	$27,824,433
123,455	Global Payments, Inc.	20,940,437
98,127	Visa, Inc., Class A	18,955,193

		67,720,063

Life Sciences Tools & Services (3.9%):
271,011	Avantor, Inc.*	4,607,187
180,174	PerkinElmer, Inc.	17,673,268
61,716	Thermo Fisher Scientific, Inc.	22,362,175

		44,642,630

Machinery (3.5%):
413,696	Fortive Corp.	27,990,671
427,148	Ingersoll-Rand, Inc.*	12,011,402

		40,002,073

Multi-Utilities (2.9%):
268,554	Ameren Corp.	18,895,460
657,011	NiSource, Inc.	14,940,430

		33,835,890

Semiconductors & Semiconductor Equipment (2.7%):
171,134	Maxim Integrated Products, Inc.	10,372,432
186,210	NXP Semiconductors NV	21,235,388

		31,607,820

Software (5.1%):
291,600	Microsoft Corp.	59,343,516

Total Common Stocks (Cost $638,198,703)		761,856,890

Preferred Stocks (3.3%):
Banks (1.2%):
4,556	JPMorgan Chase & Co., Series DD, 5.75%, 10/31/19	120,370
26,034	U.S. Bancorp, Series K, 5.50%, 12/30/19	679,487
3,130	U.S. Bancorp, Series F, 6.50%, 9/27/19	81,630
9,553	Wells Fargo & Co., Series L, Class A, 7.50%, 11/27/19	12,390,241

		13,271,728

Capital Markets (0.1%):
23,920	Charles Schwab Corp. (The), Series C, 6.00%, 11/14/19	609,721
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/14/19	93,168

		702,889

Electric Utilities (0.7%):
29,162	Alabama Power Co., Series A, 5.00%	750,047
96,887	Duke Energy Corp., 3.56%, 9/15/78^	2,570,412
66,256	NextEra Energy, Inc., 3.30%, 3/1/23	2,812,566
1,201	SCE Trust III, Series H, 5.75%, 12/12/19, Perpetual Bond	26,014
98,681	SCE Trust IV, Series J, 3.13%, 12/31/49	2,007,172

		8,166,211

Health Care Equipment & Supplies (0.3%):
36,473	Boston Scientific Corp., 5.50%, 6/1/23	3,818,358

Multi-Utilities (1.0%):
163,900	CMS Energy Corp., 1.55%, 3/1/79	4,295,819
122,500	CMS Energy Corp., 1.59%, 10/15/78	3,133,550
99,022	DTE Energy Co., Series E, 5.25%, 12/1/77	2,487,433
80,120	NiSource, Inc., Series B, 6.50%, 11/21/19	2,067,897

		11,984,699

Total Preferred Stocks (Cost $37,770,104)		37,943,885

See accompanying notes to the financial statements.

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Preferred Stocks (1.0%):
Electric Utilities (0.1%):
27,961	American Electric Power Co., Inc., 5.54%, 3/15/22^	$1,353,592

Life Sciences Tools & Services (0.7%):
136,585	Avantor, Inc., Series A, 6.25%, 5/15/22	7,839,979

Machinery (0.2%):
2,609	Fortive Corp., Series A, 0.03%, 7/1/21	2,246,897

Total Convertible Preferred Stocks (Cost $10,792,902)		11,440,468

Asset Backed Securities (0.4%):
$641,775	Dominos Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	651,305
1,439,100	Dominos Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,545,870
1,365,675	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,451,922
908,700	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100(a)	940,144

Total Asset Backed Securities (Cost $4,319,567)		4,589,241

Bank Loans (6.5%):
Airlines (0.3%):
4,100,000	Delta 2 Lux Sarl, 0.02%, 2/1/24	3,892,458

Chemicals (1.1%):
537,556	H.B. Fuller Co. Term Loan B-1, 0.03% (US0003M ), 10/20/24, Callable 8/5/20 @ 100	517,919
12,442,014	Kronos, Inc./ M.A. Term Loan B-1, 0.02% (US0003M ), 11/1/23, Callable 8/5/20 @ 100	12,414,767

		12,932,686

Insurance (1.5%):
352,257	AmWINS Group, Inc., 0.03% (US0003M ), 1/25/24, Callable 8/5/20 @ 100	341,580
17,980,175	HUB International, Ltd., 0.03% (US0003M ), 4/25/25, Callable 8/5/20 @ 100	17,066,243

		17,407,823

IT Services (2.6%):
78,250	Gartner, Inc., 0.02% (US0003M ), 3/20/22	77,076
30,360,809	Refinitiv US Holdings, Inc. Term Loan B-1, 0.03% (US0001M ), 10/1/25	29,624,559

		29,701,635

Pharmaceuticals (0.0%†):
62,961	Prestige Brands, Inc. Term Loan B5-1, 0.33% (US0003M ), 1/26/24, Callable 8/5/20 @ 100	61,765

Software (1.0%):
11,437,899	CCC Information Services, Inc. Term Loan B-1, 0.03% (US0003M ), 4/29/24, Callable 8/5/20 @ 100	11,032,768
501,213	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	484,753

		11,517,521

Total Bank Loans (Cost $77,220,838)		75,513,888

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (15.7%):
Airlines (0.1%):
$820,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	$821,025
224,567	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	188,980

		1,010,005

Banks (0.1%):
1,580,000	PNC Financial Services Group, Inc., Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100	1,589,875

Building Products (0.1%):
463,913	Filteration Group Corp., 3.30%, 3/29/25, Callable 8/5/20 @ 100	440,717
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	289,183

		729,900

Capital Markets (0.3%):
1,415,000	Bank of New York Mellon Corp. (The), Series E, 3.73% (US0003M+342 bps), Callable 9/20/20 @ 100	1,347,787
840,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	822,150
1,355,000	State Street Corp., Series F, 5.25% (US0003M+360 bps), Callable 9/15/20 @ 100	1,288,944

		3,458,881

Chemicals (0.5%):
5,290,794	USI, Inc., 3.34% (US0003M ), 5/16/24, Callable 8/5/20 @ 100	5,010,381
1,180,000	USI, Inc., 4.50%, 12/2/26	1,143,621

		6,154,002

Containers & Packaging (0.2%):
1,235,000	Reynolds Group Issuer, Inc., 4.72% (US0003M+350 bps), 7/15/21, Callable 8/6/20 @ 100(a)	1,225,738
1,230,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 8/6/20 @ 101.28(a)	1,236,150

		2,461,888

Diversified Consumer Services (0.4%):
3,580,000	Lgc Group TL, 0.00%, 1/24/27	3,432,325
1,075,000	Service Corp. International, 5.38%, 5/15/24, Callable 8/6/20 @ 101.79	1,093,813

		4,526,138

Diversified Financial Services (0.1%):
815,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 7/15/20 @ 100	815,000

Electric Utilities (0.0%†):
205,000	Alliant Holdings Intermediate LLC, 3.43%, 5/10/25, Callable 8/5/20 @ 100	193,866

Entertainment (2.2%):
300,000	Netflix, Inc., 5.50%, 2/15/22	313,500
1,690,000	Netflix, Inc., 5.88%, 2/15/25^	1,867,450
4,385,000	Netflix, Inc., 4.38%, 11/15/26	4,554,919

See accompanying notes to the financial statements.

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Entertainment, continued
$5,093,000	Netflix, Inc., 4.88%, 4/15/28	$5,411,313
7,145,000	Netflix, Inc., 5.88%, 11/15/28	8,109,574
3,940,000	Netflix, Inc., 6.38%, 5/15/29	4,580,250

		24,837,006

Equity Real Estate Investment Trusts (0.3%):
2,332,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 8/6/20 @ 102	2,358,236
891,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 8/6/20 @ 103.66	912,161
605,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94(a)	602,731

		3,873,128

Food & Staples Retailing (0.2%):
2,600,000	Dino Grandparent, Inc., 2.44%, 2/19/23	2,548,000

Health Care Equipment & Supplies (0.3%):
379,050	CPI Holdco LLC, 4.41%, 11/4/26, Callable 8/5/20 @ 100	363,888
1,190,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19(a)	1,201,900
1,260,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	1,297,800
860,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	903,000

		3,766,588

Hotels, Restaurants & Leisure (3.0%):
2,200,000	Cedar Fair, LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63(a)	1,991,000
2,500,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 6/1/24, Callable 8/6/20 @ 101.79	2,356,250
2,127,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	1,919,618
852,861	Four Seasons Hotels, Ltd., 2.30%, 11/30/23, Callable 8/5/20 @ 100	805,953
690,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 7/22/20 @ 102.13	667,575
3,280,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	3,353,800
4,548,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	4,650,329
2,021,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell Of America LLC, 5.00%, 6/1/24, Callable 8/6/20 @ 102.5(a)	2,058,894
1,500,000	Life Time, Inc., 3.75%, 6/15/22, Callable 8/5/20 @ 100	1,324,695
415,000	Marriott International, Inc., 0.97% (US0003M+65 bps), 3/8/21	410,333
355,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	345,274
2,574,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 8/6/20 @ 102.44(a)	2,303,730

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$2,815,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	$2,515,906
536,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 7/1/22 @ 103.5(a)	556,100
1,695,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/6/20 @ 100	1,695,000
3,169,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100	3,200,690
1,312,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	1,343,160
370,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	376,475
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,120,150
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,858,304

		34,853,236

Industrial Conglomerates (0.6%):
8,402,000	General Electric Co., Series D, 5.00% (US0003M+333 bps), Callable 1/21/21 @ 100	6,636,413

Insurance (0.7%):
4,091,300	HUB International, Ltd., 5.00% (US0001M ), 4/25/25, Callable 8/5/20 @ 100	4,013,565
2,657,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5(a)	2,650,358
1,045,000	USI, Inc., 6.88%, 5/1/25, Callable 8/6/20 @ 103.44(a)	1,054,144

		7,718,067

IT Services (0.3%):
1,645,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)	1,743,700
1,835,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	1,986,388

		3,730,088

Life Sciences Tools & Services (1.5%):
2,505,000	Avantor, Inc., 6.00%, 10/1/24, Callable 10/1/20 @ 104.5(a)	2,611,463
9,837,000	Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75(a)	10,574,774
3,714,513	Nestle Skin Health, 0.00%, 10/1/26	3,548,920

		16,735,157

Machinery (0.2%):
340,000	Gardner Denver, Inc., 2.92%, 2/28/27, Callable 8/5/20 @ 101	329,800
1,042,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 8/6/20 @ 104.75	995,110
500,000	Welbilt, Inc., 3.49%, 10/23/25, Callable 8/5/20 @ 100	430,000

		1,754,910

Media (1.3%):
1,405,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 7/22/20 @ 102(a)	1,408,513
1,775,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 8/6/20 @ 102.94(a)	1,830,469

See accompanying notes to the financial statements.

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$4,304,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	$4,454,639
6,381,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	6,588,382
175,000	Sirius XM Radio, Inc., 3.88%, 8/1/22, Callable 8/6/20 @ 101.94(a)	175,438
1,020,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 7/9/20 @ 100.77(a)	1,027,650

		15,485,091

Metals & Mining (0.3%):
3,485,000	Thyssenkrupp Term Loan B-1l Bankdebt, 0.00%, 6/30/27	3,432,725

Multi-Utilities (0.1%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,688,237

Oil, Gas & Consumable Fuels (0.1%):
715,000	Nustar Logistics, LP, 4.80%, 9/1/20	713,213

Pharmaceuticals (0.1%):
1,239,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	1,269,909

Professional Services (0.0%†):
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	392,850

Software (2.4%):
3,211,833	Emerald Topco, Inc., 3.68% (US0001M ), 7/26/26, Callable 8/5/20 @ 100	3,107,448
8,530,000	Solera LLC, 10.50%, 3/1/24, Callable 8/6/20 @ 105.25(a)	8,679,275
525,000	Ultimate Software Group Inc. (The), 0.00%, 5/3/27	532,875
15,595,000	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 5/3/26	15,383,063

		27,702,661

Sovereign Bond (0.2%):
1,765,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 0.00%, 6/25/27	1,751,021

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.1%):
$515,000	T-Mobile USA, Inc., 6.00%, 3/1/23, Callable 7/17/20 @ 101.5	$516,931
240,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	250,800

		767,731

Total Corporate Bonds (Cost $178,968,820)		180,595,586

Yankee Dollars (0.2%):
Electrical Equipment (0.2%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	773,869
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	275,600
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	980,500
300,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13(a)	310,875

		2,340,844

Total Yankee Dollars (Cost $2,270,313)		2,340,844

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
2,983,489	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	2,983,489

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,983,489)		2,983,489

Unaffiliated Investment Companies (10.0%):
Money Markets (10.0%):
115,481,381	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.08%(c)	115,481,381

Total Unaffiliated Investment Companies (Cost $115,481,381)		115,481,381

Total Investment Securities (Cost $1,068,006,117) — 103.4%		1,192,745,672
Net other assets (liabilities) — (3.4)%		(39,157,907)

Net Assets — 100.0%		$1,153,587,765

Percentages indicated are based on net assets as of June 30, 2020.

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

US0001M—1 Month US Dollar LIBOR

US0003M— 3 Month US Dollar LIBOR

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2020. The total value of securities on loan as of June 30, 2020 was $2,877,154.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2020.

(c)	The rate represents the effective yield at June 30, 2020.

See accompanying notes to the financial statements.

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Options Contracts

At June 30, 2020, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Citigroup	Call	1500.00 USD	1/15/21	22	$33,000	$(200,216)
Alphabet, Inc.	Goldman Sachs	Call	1740.00 USD	1/15/21	7	12,180	(18,892)
Alphabet, Inc.	Goldman Sachs	Call	1760.00 USD	1/15/21	7	12,320	(16,924)
Alphabet, Inc.	Goldman Sachs	Call	1780.00 USD	1/15/21	7	12,460	(15,148)
Alphabet, Inc.	Goldman Sachs	Call	1800.00 USD	1/15/21	7	12,600	(13,549)
American Electric Power Co., Inc.	Citigroup	Call	105.00 USD	1/15/21	341	35,805	(11,664)
American Electric Power Co., Inc.	Citigroup	Call	115.00 USD	1/15/21	101	11,615	(1,145)
Aptiv plc	Goldman Sachs	Call	97.50 USD	1/15/21	75	7,313	(39,730)
Aptiv plc	Goldman Sachs	Call	100.00 USD	1/15/21	74	7,400	(34,555)
Avantor, Inc.	Credit Suisse First Boston	Call	15.00 USD	1/15/21	100	1,500	(38,566)
Avantor, Inc.	Credit Suisse First Boston	Call	20.00 USD	1/15/21	147	2,940	(16,798)
Avantor, Inc.	Credit Suisse First Boston	Call	22.50 USD	1/15/21	147	3,308	(9,946)
Becton Dickinson & Co.	Goldman Sachs	Call	260.00 USD	1/15/21	20	5,200	(24,185)
Becton Dickinson & Co.	Goldman Sachs	Call	270.00 USD	1/15/21	20	5,400	(17,680)
Becton Dickinson & Co.	Goldman Sachs	Call	280.00 USD	1/15/21	30	8,400	(19,054)
Becton Dickinson & Co.	Goldman Sachs	Call	300.00 USD	1/15/21	152	45,600	(48,426)
CME Group, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/15/21	44	7,480	(51,152)
CME Group, Inc.	Credit Suisse First Boston	Call	175.00 USD	1/15/21	44	7,700	(42,196)
CME Group, Inc.	Credit Suisse First Boston	Call	180.00 USD	1/15/21	44	7,920	(34,584)
CME Group, Inc.	Credit Suisse First Boston	Call	185.00 USD	1/15/21	44	8,140	(28,245)
Danaher Corp.	JPMorgan Chase	Call	150.00 USD	1/15/21	30	4,500	(98,801)
Danaher Corp.	JPMorgan Chase	Call	160.00 USD	1/15/21	30	4,800	(76,439)
Danaher Corp.	JPMorgan Chase	Call	180.00 USD	1/15/21	30	5,400	(39,743)
Danaher Corp.	JPMorgan Chase	Call	185.00 USD	1/15/21	59	10,915	(64,126)
Danaher Corp.	JPMorgan Chase	Call	190.00 USD	1/15/21	89	16,910	(78,251)
Facebook, Inc.	JPMorgan Chase	Call	195.00 USD	1/15/21	40	7,800	(180,457)
Facebook, Inc.	JPMorgan Chase	Call	200.00 USD	1/15/21	40	8,000	(166,776)
Facebook, Inc.	JPMorgan Chase	Call	265.00 USD	1/15/21	59	15,635	(67,319)
Facebook, Inc.	JPMorgan Chase	Call	270.00 USD	1/15/21	59	15,930	(59,934)
Facebook, Inc.	JPMorgan Chase	Call	275.00 USD	1/15/21	59	16,225	(53,304)
General Electric Co.	JPMorgan Chase	Call	8.00 USD	1/15/21	992	7,936	(71,294)
General Electric Co.	JPMorgan Chase	Call	15.00 USD	1/15/21	5,937	89,055	(26,168)
Global Payments, Inc.	Goldman Sachs	Call	185.00 USD	12/18/20	30	5,550	(36,034)
Global Payments, Inc.	Goldman Sachs	Call	195.00 USD	12/18/20	30	5,850	(26,123)
Hilton Worldwide Holding, Inc.	Citigroup	Call	125.00 USD	1/15/21	30	3,750	(1,189)
Hilton Worldwide Holding, Inc.	Citigroup	Call	130.00 USD	1/15/21	30	3,900	(844)
Hilton Worldwide Holdings, Inc.	Credit Suisse First Boston	Call	87.50 USD	1/15/21	10	875	(4,736)
Hilton Worldwide Holdings, Inc.	Credit Suisse First Boston	Call	90.00 USD	1/15/21	10	900	(4,057)
Humana, Inc.	Credit Suisse First Boston	Call	370.00 USD	1/15/21	20	7,400	(103,808)
Humana, Inc.	Credit Suisse First Boston	Call	380.00 USD	1/15/21	20	7,600	(91,824)
Humana, Inc.	Credit Suisse First Boston	Call	420.00 USD	1/15/21	15	6,300	(38,826)
Humana, Inc.	Credit Suisse First Boston	Call	430.00 USD	1/15/21	15	6,450	(32,920)
Ingersoll-Rand, Inc.	JPMorgan Chase	Call	35.00 USD	12/18/20	293	10,255	(28,414)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	100.00 USD	1/15/21	59	5,900	(22,740)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	105.00 USD	1/15/21	59	6,195	(14,505)
Keurig Dr Pepper, Inc.	Citigroup	Call	29.00 USD	10/16/20	197	5,713	(28,212)
Keurig Dr Pepper, Inc.	Citigroup	Call	30.00 USD	10/16/20	200	6,000	(20,504)
Keurig Dr Pepper, Inc.	Citigroup	Call	31.00 USD	10/16/20	200	6,200	(14,251)
Microsoft Corp.	Credit Suisse First Boston	Call	165.00 USD	1/15/21	421	69,465	(1,874,358)
Microsoft Corp.	Citigroup	Call	165.00 USD	1/15/21	120	19,800	(534,259)
Microsoft Corp.	JPMorgan Chase	Call	170.00 USD	1/15/21	461	78,370	(1,872,946)
Microsoft Corp.	Citigroup	Call	170.00 USD	1/15/21	119	20,230	(483,472)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	310.00 USD	1/15/21	23	7,130	(3,742)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	320.00 USD	1/15/21	24	7,680	(2,654)
NXP Semiconductors NV	JPMorgan Chase	Call	115.00 USD	1/15/21	25	2,875	(37,598)

See accompanying notes to the financial statements.

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
NXP Semiconductors NV	JPMorgan Chase	Call	125.00 USD	1/15/21	25	$3,125	$(26,336)
NXP Semiconductors NV	Credit Suisse First Boston	Call	140.00 USD	1/15/21	267	37,380	(152,269)
PerkinElmer, Inc.	JPMorgan Chase	Call	110.00 USD	12/18/20	40	4,400	(19,014)
PerkinElmer, Inc.	JPMorgan Chase	Call	115.00 USD	12/18/20	40	4,600	(14,227)
Roper Technologies, Inc.	Goldman Sachs	Call	430.00 USD	8/21/20	20	8,600	(7,351)
Roper Technologies, Inc.	Goldman Sachs	Call	370.00 USD	11/20/20	20	7,400	(84,305)
Roper Technologies, Inc.	Goldman Sachs	Call	390.00 USD	11/20/20	20	7,800	(60,870)
Roper Technologies, Inc.	Goldman Sachs	Call	420.00 USD	11/20/20	20	8,400	(33,597)
Roper Technologies, Inc.	Goldman Sachs	Call	440.00 USD	11/20/20	20	8,800	(20,949)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	370.00 USD	1/15/21	20	7,400	(51,822)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	390.00 USD	1/15/21	19	7,410	(32,276)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	400.00 USD	1/15/21	104	41,600	(140,282)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	320.00 USD	1/15/21	20	6,400	(36,552)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	330.00 USD	1/15/21	20	6,600	(29,238)
Visa, Inc.	Goldman Sachs	Call	185.00 USD	1/15/21	20	3,700	(44,672)
Visa, Inc.	Goldman Sachs	Call	195.00 USD	1/15/21	20	3,900	(33,289)
Visa, Inc.	Goldman Sachs	Call	200.00 USD	1/15/21	39	7,800	(55,074)
Visa, Inc.	Goldman Sachs	Call	210.00 USD	1/15/21	138	28,980	(134,639)
Visa, Inc.	Goldman Sachs	Call	215.00 USD	1/15/21	30	6,450	(23,765)
Visa, Inc.	Goldman Sachs	Call	220.00 USD	1/15/21	50	11,000	(31,596)
Visa, Inc.	Credit Suisse First Boston	Call	230.00 USD	1/15/21	137	31,510	(51,885)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/15/21	47	10,810	(17,800)
Visa, Inc.	Credit Suisse First Boston	Call	235.00 USD	1/15/21	137	32,195	(38,835)
Visa, Inc.	Credit Suisse First Boston	Call	240.00 USD	1/15/21	137	32,880	(28,420)
Visa, Inc.	Goldman Sachs	Call	240.00 USD	1/15/21	46	11,040	(9,542)
Xcel Energy, Inc.	Credit Suisse First Boston	Call	60.00 USD	10/16/20	72	4,320	(38,548)
Xcel Energy, Inc.	Credit Suisse First Boston	Call	65.00 USD	10/16/20	172	11,180	(44,517)
Xcel Energy, Inc.	Credit Suisse First Boston	Call	70.00 USD	12/18/20	157	10,990	(28,457)
Xcel Energy, Inc.	Credit Suisse First Boston	Call	75.00 USD	12/18/20	78	5,850	(6,242)
Yum! Brands, Inc.	Bank of America	Call	95.00 USD	1/15/21	59	5,605	(18,816)
Yum! Brands, Inc.	Citigroup	Call	100.00 USD	1/15/21	98	9,800	(46,156)
Yum! Brands, Inc.	Bank of America	Call	100.00 USD	1/15/21	58	5,800	(27,317)
Yum! Brands, Inc.	Citigroup	Call	105.00 USD	1/15/21	98	10,290	(20,836)

Total (Premiums $4,933,555)							$(8,352,777)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value

Options Written	$(8,352,777)

See accompanying notes to the financial statements.

7

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2020

(Unaudited)

Assets:
Investment securities, at cost	$1,068,006,117

Investment securities, at value(a)	$1,192,745,672
Cash	655,091
Interest and dividends receivable	2,183,303
Receivable for capital shares issued	15,157
Receivable for investments sold	12,179,728
Prepaid expenses	2,283

Total Assets	1,207,781,234

Liabilities:
Payable for investments purchased	41,831,482
Payable for capital shares redeemed	32,672
Written Options (Premiums received $4,933,555)	8,352,777
Payable for collateral received on loaned securities	2,983,489
Manager fees payable	668,918
Administration fees payable	4,276
Distribution fees payable	238,899
Custodian fees payable	10,667
Administrative and compliance services fees payable	2,365
Transfer agent fees payable	1,265
Trustee fees payable	14,663
Other accrued liabilities	51,996

Total Liabilities	54,193,469

Net Assets	$1,153,587,765

Net Assets Consist of:
Paid in capital	$840,563,717
Total distributable earnings	313,024,048

Net Assets	$1,153,587,765

Shares of beneficial interest (unlimited number of shares authorized, no par value)	58,879,165
Net Asset Value (offering and redemption price per share)	$19.59

(a)	Includes securities on loan of $2,877,154.

Statement of Operations

For the Six Months Ended June 30, 2020

(Unaudited)

Investment Income:
Interest	$6,054,041
Dividends	5,900,107
Income from securities lending	5,951
Foreign withholding tax	(29,364)

Total Investment Income	11,930,735

Expenses:
Manager fees	4,344,667
Administration fees	162,128
Distribution fees	1,448,222
Custodian fees	24,980
Administrative and compliance services fees	10,154
Transfer agent fees	3,045
Trustee fees	32,042
Professional fees	28,490
Shareholder reports	25,648
Other expenses	12,343

Total expenses before reductions	6,091,719
Less expenses voluntarily waived/reimbursed by the Manager	(289,640)

Net expenses	5,802,079

Net Investment Income/(Loss)	6,128,656

Net realized and Change in net unrealized gains/losses on investments
Net realized gains/(losses) on securities and foreign currencies	88,982,827
Net realized gains/(losses) on written options contracts	643,262
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(112,598,479)
Change in net unrealized appreciation/depreciation on written options contracts	3,529,171

Net realized and Change in net unrealized gains/losses on investments	(19,443,219)

Change in Net Assets Resulting From Operations	$(13,314,563)

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020	For the Year Ended December 31, 2019
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,128,656	$16,358,437
Net realized gains/(losses) on investments	89,626,089	83,171,528
Change in unrealized appreciation/depreciation on investments	(109,069,308)	157,151,966

Change in net assets resulting from operations	(13,314,563)	256,681,931

Distributions to Shareholders:
Distributions	—	(79,892,987)

Change in net assets resulting from distributions to shareholders	—	(79,892,987)

Capital Transactions:
Proceeds from shares issued	36,469,654	27,854,993
Proceeds from dividends reinvested	—	79,892,987
Value of shares redeemed	(141,077,615)	(92,633,961)

Change in net assets resulting from capital transactions	(104,607,961)	15,114,019

Change in net assets	(117,922,524)	191,902,963
Net Assets:
Beginning of period	1,271,510,289	1,079,607,326

End of period	$1,153,587,765	$1,271,510,289

Share Transactions:
Shares issued	2,077,377	1,439,519
Dividends reinvested	—	4,332,592
Shares redeemed	(7,888,953)	(4,857,076)

Change in shares	(5,811,576)	915,035

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

((Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(Unaudited)

Net Asset Value, Beginning of Period	$19.66		$16.93	$18.03	$16.48	$16.04	$15.90

Investment Activities:
Net Investment Income/(Loss)	0.10	(a)	0.26 (a)	0.41	0.17	0.21	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.17)		3.79	(0.31)	2.28	1.03	0.68

Total from Investment Activities	(0.07)		4.05	0.10	2.45	1.24	0.79

Distributions to Shareholders From:
Net Investment Income	—		(0.42)	(0.17)	(0.24)	(0.12)	(0.10)
Net Realized Gains	—		(0.90)	(1.03)	(0.66)	(0.68)	(0.55)

Total Dividends	—		(1.32)	(1.20)	(0.90)	(0.80)	(0.65)

Net Asset Value, End of Period	$19.59		$19.66	$16.93	$18.03	$16.48	$16.04

Total Return(b)	(0.36	)%(c)	24.38%	0.38%	15.04%	7.84%	5.07%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,153,588		$1,271,510	$1,079,607	$1,146,974	$997,346	$1,150,906
Net Investment Income/(Loss)(d)	1.06%		1.36%	2.25%	0.97%	1.10%	0.98%
Expenses Before Reductions(d)(e)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Expenses Net of Reductions (d)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Portfolio Turnover Rate	58	%(c)	45%	70%	65%	89%	73%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 21 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 20 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2020 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $590 during the period ended June 30, 2020. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,983,489 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020. At June 30, 2020, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2020, the Fund participated in the following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)

AZL T. Rowe Price Capital Appreciation Fund	$1,843,839	$2,861,542	$18,900

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2020, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2020, the monthly average notional amount for written options contracts was $0.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts			Written Options contracts	$8,352,777

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2020:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts	$643,262	$3,529,171

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2020. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020.

As of June 30, 2020, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Written option contracts	$—	$8,352,777

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	8,352,777
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$—	$8,352,777

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2020:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$46,133	$—	$—	$—	$46,133
Citigroup	1,362,748	—	—	—	1,362,748
Credit Suisse First Boston	2,767,585	—	—	—	2,767,585
Goldman Sachs	867,749	—	—	—	867,749
JPMorgan Chase	3,084,182	—	—	—	3,084,182
Royal Bank of Canada	224,380	—	—	—	224,380

Total	$8,352,777	$—	$—	$—	$8,352,777

*

The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2020, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2020, $4,926 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625, the Chair of the Nominating and Corporate Governance Committee receives an additional $9,125 annually and the Chair of the Audit Committee receives an additional $9,125 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2020, actual Trustee compensation was $579,438 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2020 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$751,945,179	$9,911,711	$—	$761,856,890
Preferred Stocks+	37,943,885	—	—	37,943,885
Convertible Preferred Stocks	11,440,468	—	—	11,440,468
Asset Backed Securities	—	4,589,241	—	4,589,241
Bank Loans	—	75,513,888	—	75,513,888
Corporate Bonds+	—	180,595,586	—	180,595,586
Yankee Dollars+	—	2,340,844	—	2,340,844
Short-Term Securities Held as Collateral for Securities on Loan	2,983,489	—	—	2,983,489
Unaffiliated Investment Companies	115,481,381	—	—	115,481,381

Total Investment Securities	919,794,402	272,951,270	—	1,192,745,672

Other Financial Instruments:*
Written Options	—	(8,352,777)	—	(8,352,777)

Total Investments	$919,794,402	$264,598,493	$—	$1,184,392,895

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2020, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$606,204,423	$655,827,647

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

London Interbank Offering Rate (“LIBOR”) Risk: Certain investments held by the Fund may pay or receive interest at floating rates based on LIBOR. The United Kingdom Financial Conduct Authority expects the use of LIBOR will be phased out by the end of 2021. Currently, there are no definitive details regarding the future utilization of LIBOR or of any particular replacement floating rate of interest. Abandonment of or modifications to LIBOR could lead to market uncertainty and instability. To the extent that the Fund’s investments have maturities which extend beyond 2021, the applicable interest rates might be subject to change if there is a transition from the LIBOR reference rate. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2020 was $1,047,027,645. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$237,494,877
Unrealized (depreciation)	(14,204,386)

Net unrealized appreciation/(depreciation)	$223,290,491

The tax character of dividends paid to shareholders during the year ended December 31, 2019 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL T. Rowe Price Capital Appreciation Fund	$49,574,951	$30,318,036	$79,892,987

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends were recognized when actually paid for tax purposes.

At December 31, 2019, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL T. Rowe Price Capital Appreciation Fund	$78,724,092	$25,826,432	$—	$223,290,185	$327,840,709

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales and straddles.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2020 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2020, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each such trust a “Trust” and, together, the “Trusts”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”); (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 18, 2020, the Program Administrators provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2019 through December 31, 2019 (the “Reporting Period”). This Report included an overview of the Program and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Program Administrators reviewed each Fund’s HLIM and concluded that no changes were recommended. During the Reporting Period, no Fund fell below its approved HLIM. The Program includes provisions reasonably designed to comply with the HLIM for each Fund.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Program Administrators did not recommend any material changes to the Program.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0620 08/20

Item 2. Code of Ethics.

Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 31, 2020

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date	August 31, 2020